HARTFORD'S PERSONAL RETIREMENT MANAGER II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)

PO BOX 14293
LEXINGTON, KY 40512-4293

1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (INVESTMENT PROFESSIONALS)
WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase
Hartford's Personal Retirement Manager II variable annuity. The prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This is an individual, deferred, flexible-premium variable annuity. This variable annuity allows you to allocate your Deposit among the following portfolio companies:

X  Invesco

X  AllianceBernstein L.P.

X  American Century Investments

X  BlackRock

X  Fidelity Investments

X  Franklin Templeton Investments

X  Hartford HLS Funds

X  Lord, Abbett & Co., Inc.

X  MFS Investment Management

X  PIMCO

X  Putnam Investments, LLC

You may also allocate your Deposit to the Personal Pension Account and/or the Fixed Accumulation Feature. The Fixed Accumulation Feature is not available for every Contract class.

This prospectus refers to the following Contract share classes:

X  B Share

X  C Share

X  I Share

X  L Share

The Contract class will be selected on your application and identified in your Contract. Not every Contract class or optional rider may be available from your Financial Intermediary or in your state. The I share class is offered through registered investment/financial advisors. Other available Contract classes offered through select Financial Intermediaries are not described in this Prospectus and may be subject to different charges.

Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get NO ADDITIONAL TAX ADVANTAGE from this variable annuity if you are investing through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your investment. This information does not constitute personalized investment advice or financial planning advice.

          NOT INSURED BY FDIC OR ANY                MAY LOSE            NOT A DEPOSIT OF OR GUARANTEED BY           [NOT FDIC BANK
          FEDERAL GOVERNMENT AGENCY                  VALUE                ANY BANK OR ANY BANK AFFILIATE                IMAGE]

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PROSPECTUS DATED: MAY 1, 2012

STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2012

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CONTENTS

                                                                        PAGE
--------------------------------------------------------------------------------
1. INTRODUCTION                                                                3
2. FEE SUMMARY                                                                 4
3. MANAGEMENT OF THE CONTRACT                                                  7
  The Company                                                                  7
  The General Account                                                          7
  The Separate Account                                                         7
  The Funds                                                                    7
  Fixed Accumulation Feature                                                   9
4. INFORMATION ON YOUR ACCOUNT                                                10
  a. Opening an Account                                                       10
  b. Charges and Fees                                                         19
  c. Surrenders                                                               22
  d. Annuity Payouts                                                          24
  e. Standard Death Benefit                                                   29
5. OPTIONAL DEATH BENEFITS                                                    31
  a. Maximum Anniversary Value III                                            31
  b. Return of Premium III                                                    35
6. OPTIONAL WITHDRAWAL BENEFITS                                               37
  a. Future5 and Future6                                                      37
  b. Personal Pension Account                                                 45
7. OPTIONAL ACCUMULATION BENEFIT                                              50
8. ADDITIONAL INFORMATION                                                     54
  a. Glossary                                                                 54
  b. State Variations                                                         57
  c. Miscellaneous                                                            58
  d. Legal Proceedings                                                        58
  e. How Contracts Are Sold                                                   59
9. FEDERAL TAX CONSIDERATIONS/INFORMATION REGARDING TAX-QUALIFIED             61
RETIREMENT PLANS
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      76
APPENDIX A - EXAMPLES                                                    APP A-1
APPENDIX B - ACCUMULATION UNIT VALUES                                    APP B-1
APPENDIX C - FUND DATA                                                   APP C-1
APPENDIX D - OPTIONAL RIDER INVESTMENT RESTRICTIONS                      App D-1


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                                                                           3

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1. INTRODUCTION

HOW TO BUY THIS VARIABLE ANNUITY

CHOOSE A CONTRACT CLASS

                MINIMUM INITIAL                                                                    MORTALITY &
                    DEPOSIT                                                                        EXPENSE RISK
                                NON-                                                                   AND             MAXIMUM
            QUALIFIED         QUALIFIED                                                           ADMINISTRATIVE       UP-FRONT
            CONTRACT          CONTRACT   SALES RELATED CHARGES                                       CHARGES          COMMISSION
-----------------------------------------------------------------------------------------------------------------------------------
B SHARE       $2,000            $5,000   8 year Contingent Deferred Sales Charge and                     0.50%             7%
                                         Distribution Charge
C SHARE       $2,000           $10,000   1 year Contingent Deferred Sales Charge                         1.50%             2%
I SHARE       $5,000           $10,000   None                                                            0.30%             0%
L SHARE       $5,000           $10,000   4 year Contingent Deferred Sales Charge                         1.45%             5%

This table does not show Fund expenses, Premium taxes, Distribution Charges, if applicable, Annual Maintenance Fee, and optional rider fees. Each Contract class has its own minimum contract value requirements.

CHOOSE INVESTMENT OPTIONS

X Sub-Accounts - Funds representing a range of investment strategies, objectives and asset classes.

X  Fixed Accumulation Feature (B share class only) - A fixed interest account.

X Personal Pension Account - A fixed interest account designed to provide lifetime payouts.

Subject to limitations, you may move your investment among each of these options.

CHOOSE AN OPTIONAL FEATURE

       PROTECTION FOR YOUR:                   OPTIONAL FEATURE:
------------------------------------------------------------------------
              Income                              Future5*
                                                  Future6*
                                          Personal Pension Account
             Principal                          Safety Plus*
     Legacy - Death Benefit**               Return of Premium III
                                       Maximum Anniversary Value III*

*   Investment restrictions apply.

** Return of Premium III or Maximum Anniversary Value III must be elected if you choose Future 5, Future 6 or Safety Plus.

Optional features may not be available through your Financial Intermediary or in all states.

COMPLETE OUR APPLICATION OR ORDER REQUEST AND SUBMIT IT TO YOUR FINANCIAL
INTERMEDIARY FOR APPROVAL.

PAY THE APPLICABLE MINIMUM INITIAL DEPOSIT.


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2. FEE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

                                                              B SHARE   C SHARE   I SHARE   L SHARE
----------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (CDSC) (1)                                         None
 Year 1                                                          7%        2%                  7%
    2                                                            7%        0%                  6%
    3                                                            7%                            5%
    4                                                            6%                            4%
    5                                                            5%                            0%
    6                                                            4%
    7                                                            3%
    8                                                            2%
    9+                                                           0%
SURRENDER FEE                                                   None      None      None      None
TRANSFER FEE                                                    None      None      None      None

(1) Each Deposit has its own CDSC schedule. This is assessed against the amount subject to CDSC. Please see Section 4(b) and examples 1-7 in Appendix A for more information on how CDSC is calculated.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE VARIABLE ANNUITY, NOT INCLUDING ANNUAL FUND FEES AND EXPENSES.

                                                              B SHARE   C SHARE   I SHARE   L SHARE
----------------------------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (2)                                      $30       $30       $30       $30
DISTRIBUTION CHARGE (3)                                        0.75%      None      None      None
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
 Contract Value excluding Fixed Accumulation Feature and
 Personal Pension Account investments)
  Mortality and Expense Risk Charge                            0.30%     1.30%     0.10%     1.25%
  Administrative Charge                                        0.20%     0.20%     0.20%     0.20%
  TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                       0.50%     1.50%     0.30%     1.45%
MAXIMUM OPTIONAL CHARGES (4)
  Maximum Anniversary Value III (5)                            1.50%     1.50%     1.50%     1.50%
  Return of Premium III (6)                                    0.75%     0.75%     0.75%     0.75%
  Safety Plus (7)                                              2.50%     2.50%     2.50%     2.50%
  Guaranteed Withdrawal Benefits
   Future6 (8)                                                 2.50%     2.50%     2.50%     2.50%
   Future5 (9)                                                 2.50%     2.50%     2.50%     2.50%

(2)  Fee waived if Total Balance is $50,000 or more on your Contract
     Anniversary.

(3) For B share Contracts, an annual Distribution Charge is assessed against each Premium Payment. The Distribution Charge is based on a percentage of Remaining Gross Premium. Each Premium Payment has its own Distribution Charge schedule. The Distribution Charge is reduced to 0% after the completion of eight years after each respective Premium Payment. The Distribution Charge will be assessed only with respect to Contract Value invested in Sub-Accounts and not investments in the Fixed Accumulation Feature or the Personal Pension Account.

(4) You may only elect one optional death benefit. You may not concurrently elect the Safety Plus, Future5 or Future6. YOU MUST ELECT EITHER MAXIMUM ANNIVERSARY VALUE III OR RETURN OF PREMIUM III IF YOU ELECT THE SAFETY PLUS, FUTURE5 OR FUTURE6. All optional charges shown are deducted on each Contract Anniversary.

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(5)  Rider charge is based on the Death Benefit, not including the Personal
     Pension Account Death Benefit. Current rider charge is 0.35%.

(6) Rider charge is based on the Death Benefit, not including the Personal Pension Account Death Benefit. Current rider charge is 0.25%.

(7) Rider charge is based on the Guaranteed Accumulation Benefit. The Guaranteed Accumulation Benefit is initially equal to Premium Payments. The Guaranteed Accumulation Benefit will be adjusted by subsequent Premium Payments, partial Surrenders or transfers to or from the Personal Pension Account prior to the first rider anniversary. Current rider charge is 1.15%.

(8) Rider charge is based on Payment Base. The Payment Base is initially equal to Premium Payments. It will fluctuate based on subsequent Premium Payments, Market Increases, Deferral Bonuses, partial Surrenders or transfers to or from the Personal Pension Account. Current rider charge is 0.85%.

(9) Rider charge is based on Payment Base. The Payment Base is initially equal to Premium Payments. It will fluctuate based on subsequent Premium Payments, Market Increases, Deferral Bonuses, partial Surrenders or transfers to or from the Personal Pension Account. Current rider charge is 1.25%.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.58%              2.19%
(expenses that are deducted from Sub-Account assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.


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6

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE INCLUDING THE ELECTION OF THE HIGHEST POSSIBLE OPTIONAL CHARGES (I.E., MAXIMUM ANNIVERSARY VALUE III AND FUTURE5). THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED (EXCLUDING PERSONAL PENSION ACCOUNT CONTRIBUTIONS AND AMOUNTS ALLOCATED TO THE FIXED ACCUMULATION FEATURE), HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:

(1)  If you Surrender your Contract at the end of the applicable time period:

                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
B Share                              $1,495   $3,110   $4,548        $8,206
C Share                              $1,024   $2,481   $4,143        $8,281
I Share                                $703   $2,139   $3,610        $7,412
L Share                              $1,517   $2,966   $4,121        $8,247

(2)  If you annuitize at the end of the applicable time period:

                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
B Share                           $693        $2,307   $3,944        $8,101
C Share                           $795        $2,451   $4,113        $8,251
I Share                           $673        $2,109   $3,580        $7,382
L Share                           $790        $2,437   $4,091        $8,217

(3)  If you do not Surrender your Contract:

                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
B Share                           $798        $2,412   $4,049        $8,206
C Share                           $825        $2,481   $4,143        $8,281
I Share                           $703        $2,139   $3,610        $7,412
L Share                           $820        $2,467   $4,121        $8,247

CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments minus any premium taxes, by the Accumulation Unit Value for that Valuation Day. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us. See Appendix B - Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the Statement of Additional Information.


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3. MANAGEMENT OF THE CONTRACT

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company is a subsidiary of Hartford Life Insurance Company. Our corporate offices are located in Simsbury, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc.

All guarantees under the Contract are subject to each issuing company's financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with the SEC (Hartford Life Insurance Company only) and/or state insurance departments. For example, Hartford Life Insurance Company files annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

THE GENERAL ACCOUNT

The Fixed Accumulation Feature (including amounts invested in the DCA Plus program) and the Personal Pension Account are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and the Personal Pension Account and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.

THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

- are not subject to the liabilities arising out of any other business we may conduct;

- are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

- may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

- are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of the Separate Account.

THE FUNDS

The Funds available for investment are not the same mutual funds that you can buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution and operating expenses. "Master-feeder" or "fund of funds" ("feeder funds") invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses

8

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for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix C for additional information.

MIXED AND SHARED FUNDING - Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other contract owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted;

- send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

-   arrange for the handling and tallying of proxies received from Owners;

- vote all Fund shares attributable to your Contract according to instructions received from you, and

- vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS - Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2011, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):

AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, BlackRock Advisors, LLC, American Century Investment Services Inc., BlackRock

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Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors
Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, HL Investment Advisors, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pacific Investment Management Company, LLC, Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Sterling Capital Variable Insurance Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.

Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2011, and are not expected to exceed 0.50% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $85 from that Fund). For the fiscal year ended December 31, 2011, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $122.5 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.

FIXED ACCUMULATION FEATURE

INTERESTS IN THE FIXED ACCUMULATION FEATURE ARE NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCUMULATION FEATURE NOR ANY OF ITS INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE IS SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACT CLASSES AND IS NOT AVAILABLE IN ALL STATES.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. Non-forfeiture rates vary from state-to-state. We may credit a rate higher than the minimum rate. We reserve the right to declare different rates of interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and, except as specifically stated above, no assurances are offered as to future rates in excess of non-forfeiture rates. Some of the factors that we may consider in determining whether to credit interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors. Fixed Accumulation Feature interest rates may vary by State.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in, first-out" basis (i.e., oldest investments will be liquidated first).

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A FEE FOR INVESTING IN THE FIXED ACCUMULATION FEATURE, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCUMULATION FEATURE CREDITED RATES.

We may restrict your ability to allocate Contract Value, Benefit Balance or Premium Payments to the Fixed Accumulation Feature (and vice versa) at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value and/or Benefit Balance.

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Except as otherwise provided, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts or the Personal Pension Account, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary. When we calculate the 30%, we add Premium Payments allocated to the Fixed Accumulation Feature, transfers from Sub-Accounts and transfers from the Personal Pension Account made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers. The 30% does not include Contract Value in any DCA Plus Program; or

- an amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within sixty days of being notified of the renewal rate.

We may defer transfers and partial Surrenders from the Fixed Accumulation Feature for up to six months from the date of your request.

You must wait six months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values or Benefit Balance back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait six months after your last systematic transfer before moving Contract Value or Benefit Balance back to the Fixed Accumulation Feature.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Value in the Fixed Accumulation Feature to Sub-Accounts and/or Personal Pension Account and therefore this may not provide an effective short term defensive strategy.

4. INFORMATION ON YOUR ACCOUNT

A. OPENING AN ACCOUNT

Who can buy this Contract?

The Contract is an individual tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- any trustee or custodian for a retirement plan qualified under Section 401(a) of the Code;

- individual Retirement Annuities adopted according to Section 408 of the Code;

- employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other Qualified Plan receives tax-deferred treatment under the Code.

We do not accept any incoming 403(b) exchanges, transfers or applications for 403(b) individual annuity contracts or additional investments into any individual annuity contract funded through a 403(b) plan.

We do not accept any new retirement plans qualified under Sections 401(a) and 403(a) of the Code or employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, or certain eligible deferred compensation plans as defined in Section 457 of the Code.

The Personal Pension Account may not be available to all types of Qualified
Plans.


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HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. A investment professional will work with you to complete and submit an application or an order request form. Part of this process will include an assessment as to whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your investment professional shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary. Your initial Deposit will not be invested in any Account and/or the Personal Pension Account during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien application submissions require our prior approval.

The minimum initial Deposit required to buy this Contract varies based on the type of investment, Contract class and whether you enroll in a systematic investment Program such as the InvestEase(R) Program. Financial Intermediaries may impose requirements regarding the form of payment they will accept. Deposits not actually received by us within the time period provided below will result in the rejection of your application or order request.

Deposits sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

We reserve the right to impose special conditions on anyone who seeks our prior approval to purchase a Contract with Deposits of $1 million or more. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Deposit of $1 million or more;

- if total Deposits, aggregated by social security number or taxpayer identification number, equal $1 million or more; and

-   for all applications where the Owner or joint Owner are non-resident aliens.

You and your Annuitant must not be older than age 80 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

We urge you to discuss with your investment professional which share class is suitable for your needs. Share class availability and/or mortality and expense risk charge arrangements may vary based on the Financial Intermediary selling this variable annuity to you. Charges affect your overall rate of return on your Contract Value. In determining whether to invest in a share class that imposes a CDSC, you might consider whether higher mortality and expense risk and distribution charges, if applicable, out weigh the benefits of CDSC that reduce, or are eliminated, over time. Finally, in determining whether to invest in a share class offered through a Financial Intermediary, you might consider how the fee charged by your Financial Intermediary bears in relation to the costs associated with investing in other share classes that impose higher fees.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

Yes. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Total Balance (refunding applicable expenses) as of the Valuation Day we receive your properly completed request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Total Balance may be more or less than your Deposits depending upon the investment performance of your Contract. This means that you bear the risk of any decline in your Total Balance until we receive your notice of cancellation. In certain states, however, we are required to return your Deposit without deduction for any fees or charges.

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HOW ARE DEPOSITS APPLIED TO YOUR CONTRACT?

Your initial Deposit will usually be invested within two Valuation Days of our receipt at our Administrative Office of both a properly completed application or order request and the Deposit, both being in good order. If we receive a subsequent Deposit before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Deposit after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Deposit on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Deposits based on your last instructions on record. We will send you a confirmation when we invest your Deposit.

If the request or other information accompanying the initial Deposit is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Deposit at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Deposit and explain why it could not be processed or keep the Deposit if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. While the suitability and good order process is underway, Deposits will not be applied to your Contract. You will not earn any interest on Deposits even if they have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your investment professional's recommendations. The firm that sold this Contract to you, and we may directly or indirectly earn income on your Deposits. For more information, contact your investment professional.

HOW IS CONTRACT VALUE CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds, and does not include Benefit Balance. There are two things that affect the value of your Sub-Accounts: (1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to Sub-Accounts within your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Account, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract or as a result of the application of certain Contract charges.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- the net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- the net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses and administrative charges, divided by the number of days in the year multiplied by the number of days in the valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

PERSONAL PENSION ACCOUNT TRANSFER PROGRAMS. You may instruct us to reallocate portions of your Contract Value invested in Sub-account(s) and Fixed Accumulation Feature into the Personal Pension Account based on any one of the following options:

- FIXED DOLLAR OPTION: You may specify a predetermined fixed amount to be transferred into the Personal Pension Account on a monthly, quarterly, semi-annual, or annual basis. Please see Personal Pension Account Example 5 in Appendix A for more information.

- INVESTMENT GAINS OPTION: You may specify that we annually sweep investment gains into the Personal Pension Account. We define investment gains as the positive difference between your Anniversary Value and starting value (as adjusted by partial

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  Surrenders) as of each Contract Anniversary. Your Anniversary Value is your
  Contract Value as of each Contract Anniversary (or the first Valuation Day thereafter if the Contract Anniversary does not fall on a Valuation Day) prior to your Annuity Commencement Date. Your starting value is either (a) your initial Premium Payment (if electing this Program at the time of Contract issuance); or (b) your Contract Value as of the date of enrollment (if electing this Program after Contract issuance). Accordingly, your Anniversary Value may increase from year to year and no portion of your Contract Value will be moved into the Personal Pension Account if your Anniversary Value did not exceed your starting value. Please see Personal Pension Account Example 5 in Appendix A for more information.

- INCOME PATH OPTION: This Program is intended for those who wish to annually increase the proportion of their Total Balance invested in the Personal Pension Account ending with their Target Income Age. You must set the annually increasing portion of your Total Balance that is to be invested in the Personal Pension Account (called a "Target Allocation") when you first enroll in the Program. We will reallocate as much of your Contract Value into the Personal Pension Account as is needed to try to meet your Target Allocation on each Contract Anniversary. We will not reallocate portions of your Benefit Balance back into Contract Value. The amount of Contract Value transferred to the Personal Pension Account can not be predicted because your Contract Value may go up or down during each Contract Year. In those Contract Years, if any, where your Contract Value has not grown to the level needed to meet your Target Allocation, you will not be able to reach your Target Allocation for that Contract Anniversary. On those Contract Anniversaries where your Target Allocation is not achievable, we will not transfer any Contract Value to the Personal Pension Account. Since the Target Allocations do not change if you miss a year, a larger reallocation may occur in a subsequent year to catch up to your scheduled Target Allocation. Please see Personal Pension Account Example 5(e) in Appendix A for more information.

We will reduce your Sub-Account and Fixed Accumulation Feature holdings on a dollar for dollar basis according to the proportion of how Contract Value is currently invested. Annual transfers may be suspended for any Contract year where your Contract Value is insufficient to comply with your instructions. Please see Section 6(b) for a description of the Personal Pension Account. Please see Personal Pension Account Example 5 in Appendix A for more information.

These Programs will terminate:

- if, as the result of any transfer, your Contract Value is less than that required by our minimum amount rules (as defined in the Surrenders section ("What kind of Surrenders are available - Before the Annuity Commencement Date");

-   upon our receipt of due proof of death;

-   if you annuitize your Contract; or

- if we receive your request to terminate the Program at least five Business Days prior to the next scheduled transfer date. If we do not receive the request in this period, the request will be honored on the next scheduled transfer date.

The Income Path program will automatically terminate at your Target Income Age
    (when your Target Allocation is reached.).

Other considerations:

- These Programs do not assure a profit nor do they protect against loss in declining markets.

- Only one Transfer Program option may be active at any given time. If you wish to change to another Transfer Program option, you must terminate your current Transfer Program and establish a new one of your choice.

- Transfer of Contract Value from Sub-account(s) or Fixed Accumulation Feature to the Personal Pension Account may result in a recalculation of AWA and Remaining Gross Premium and may result in a reduction of your AWA. Program transfers may also trigger a proportionate reduction in death benefits under the Return of Premium III and Maximum Anniversary Value III.

- Amounts transferred into the Personal Pension Account will be assigned then current credited interest rates and payout rates as of the date of the transfer. Your existing Target Income Age applies to all transfers into the Personal Pension Account.

- You must have at least $1,000 in the Personal Pension Account prior to enrolling in any of these Programs. The minimum amount that may be transferred to the Personal Pension Account is $1,000. If the minimum amount per transfer is not met under the Fixed Dollar Option program, the transfer frequency will be changed to satisfy the minimum requirement. If the minimum amount per transfer is not met under the Investment Gains program or the Income Path program, that particular scheduled transfer instance will not occur, but the Program will remain active.

- The Investment Gains and Fixed Dollar programs may not be enrolled in if any of the following programs are currently elected: Automatic Income Program, including Automatic RMD programs, Dollar Cost Averaging Program, or the Substantially Equal Periodic Payments Under Code Section 72(q) Program.

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-   The Personal Pension Account Transfer Programs Investment Gains and Income
    Path Options are not available if you elect either the Future5 or Future6 or the Safety Plus.

-   INVESTEASE

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund, the Fixed Accumulation Feature, or the Personal Pension Account. You cannot use this Program to invest in the DCA Plus Programs.

-   STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain Funds or Fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on certain potential investment strategies that could possibly be achieved by investing in particular Funds or Fund families and are not based on such investment theories. Static asset allocation models offered from time to time are reflected in your application and marketing materials. You may obtain a copy of the current models by contacting your Financial Intermediary.

You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature, Personal Pension Account, or a DCA Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the InvestEase or Automatic Income Program.

You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on Fund abusive trading restrictions.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain optional riders.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature or the Personal Pension Account. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Availability of these models is subject to Fund company restrictions. Please refer to "What Restrictions Are There on your Ability to Make a Sub-Account Transfer?" for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Contract Value based on those updates. Information on updated asset allocation models may be obtained by contacting your investment professional. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which asset allocation model is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each asset allocation model is intended to maximize returns given various levels of risk tolerance, an asset allocation model may not perform as intended. Market, asset class or allocation option performance may differ in the future from historical performance and from the assumptions upon which the asset allocation model is based, which could cause an asset allocation model to be ineffective or less effective in reducing volatility. An asset allocation model may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of asset allocation models can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the asset allocation models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund's prospectus.


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Additional considerations apply for qualified Contracts with respect to Static
Asset Allocation Model Programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employment Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any asset allocation models. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any asset allocation model with governing plan documents.

-   ASSET REBALANCING

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected (choice of frequency may be limited when certain optional riders are elected). You can also combine this Program with others such as the Automatic Income Program, InvestEase and DCA Programs (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   DOLLAR COST AVERAGING PROGRAMS

Dollar Cost Averaging is a program that allows you to systematically make transfers into Funds available in your Contract over a period of time. Since the transfer to Funds occurs at regularly scheduled intervals, regardless of price fluctuations, you may ultimately have an average cost per share that is lower. We offer three Dollar Cost Averaging Programs:

-   DCA Plus

-   Fixed Amount DCA

-   Earnings/Interest DCA

DCA Plus - These programs allow you to earn a fixed rate of interest on investments. These Programs are different from the Fixed Accumulation Feature or the Personal Pension Account. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract class you purchased and the date the request for the Program is received. Please consult your investment professional to determine the interest rate for your Program.

You may elect either the "12-Month Transfer Program" or the "6-Month Transfer
    Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for twelve months. You must transfer these investments into available Funds or the Personal Pension Account (and not the Fixed Accumulation Feature) during this twelve month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. You must make at least seven but no more than twelve consecutive, monthly transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for six months. You must transfer these investments into available Funds or the Personal Pension Account (and not the Fixed Accumulation Feature) during this six month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. You must make at least three but no more than six consecutive, monthly transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made are considered a separate rate lock Program investment. You can invest in up to five different rate lock Programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We will pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions.

- Pre-authorized transfers will begin within fifteen days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus Program is active on the Contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus Program is not active on the Contract, but is the future investment allocation and a static asset allocation model is active on the Contract, we will set up the new Program to move Funds to the Static Asset Allocation Model. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the fifteen day timeframe noted above, we will refund the Program payment for further instruction.

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-   If your Program payment is less than the required minimum amount, we will invest into the destination Funds or the Personal Pension Account indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the Contract, we will apply the payment to the destination Funds or the Personal Pension Account of the current DCA Plus Program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Sub-Accounts or the Personal Pension Account decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds or the Personal Pension Account you designated.

Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the Contract selected) or any Fund(s) into different Fund(s) or the Personal Pension Account. This program begins in fifteen days unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the earnings (i.e., any gains over the previous month's or quarter's value) from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund(s) into other Fund(s) or the Personal Pension Account. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

-   AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 5% of your total Premium Payments each Contract Year. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The Personal Pension Account is not an eligible source Fund for partial Surrenders facilitated through the Automatic Income Program. The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the AWA and may be subject to a CDSC. If received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Please see the "Federal Tax Considerations" section and consult your tax adviser for information about the tax consequences associated with your Contract. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional riders.

-   OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. Your enrollment authorizes us to automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated - then your allocations to that Fund will be directed to any available money market Fund following prior notifications prior to reallocation.

  You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- The Personal Pension Account and all optional living and death benefit riders have different withdrawal limitations. Breaking these limits can have a significant adverse effect on your rights and future benefits. Participation in a systematic withdrawal program (including systematic transfers into the Personal Pension Account, if available) may cause you to break these limits.

- These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds and/or Benefit Balance according to the following policies and procedures, as they may be amended from time to time.

-   WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed at the net asset value of each Fund share as of the end of the

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Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within thirty days of receiving the confirmation.

-   WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all contract owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine transfer-out requests and transfer-in requests. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out requests of a stock Fund with all other transfer-out requests of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Owners and the owners of other products offered by us, want to transfer-in an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

-   WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                                            PERMISSIBLE?
------------------------------------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account                          Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts              Yes
(dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to any number of other                 Yes
Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before          No
the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF TWENTY SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your tenth Sub-Account transfer to remind you about the Transfer Rule. After your twentieth transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone or the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored Program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

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We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of Financial Intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any Financial Intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of Contract holders whose Contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a Company-sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as scheduled contributions, scheduled withdrawals or Surrenders, retirement plan salary reduction contributions, or planned Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance:

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract Value. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce the value of other optional benefits available under your Contract.

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                                                                          19

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Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

MAIL, TELEPHONE AND INTERNET TRANSFERS

You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY

You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

B. CHARGES AND FEES

In addition to the following charges, there are optional riders that if elected, assess an additional charge. Please see sections 5, 6 and 7 for more information.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where any CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

20

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-   Expense Risk - We also bear an expense risk that the sales charges (if applicable), Distribution Charge (if applicable) and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Total Balance at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Total Balance is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Owners who own more than one Contract with a combined Total Balance between $50,000 and $100,000. If you have multiple Contracts with a combined Total Balance of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include Contracts from our Putnam Hartford line of variable annuity Contracts with the Contracts when we combine Total Balance for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

DISTRIBUTION CHARGE (B SHARE CONTRACTS)

We apply an annual distribution charge, if applicable, against all Premium Payments based on Remaining Gross Premiums (the "Distribution Charge"). The Distribution Charge will apply to each Premium Payment that has been invested for eight years or less and will be deducted on each Contract Anniversary. The Distribution Charge will be assessed only with respect to Contract Value invested in Sub-Accounts and not investments in the Fixed Accumulation Feature or the Personal Pension Account. Each Premium Payment has its own Distribution Charge schedule. The Distribution Charge is intended to compensate us for a portion of our acquisition expenses, including promotion and distribution of the Contract. A proportional Distribution Charge will be deducted upon:

- partial Surrenders in excess of the AWA (partial Surrenders are taken on a first-in, first-out basis);

-   full Surrender;

-   full or partial Annuitization, and/or

- the date we receive due proof of death of the Owner, joint Owner, or the Annuitant and upon a corresponding full Surrender and/or annuitization and upon a Death Benefit distribution if elected at a later date.

If a Beneficiary elects to continue under any of the available options described under the "Standard Death Benefits" section below, we will continue to deduct the Distribution Charge, based on the portion of Remaining Gross Premium applicable for that Beneficiary. The Distribution Charge is taken proportionally out of the Sub-Accounts.

PREMIUM TAXES

A deduction is also made for premium taxes, if any, imposed on Hartford by a state, municipality, or other governmental entity. The tax, currently ranging from 0% to 3.5%, is assessed at the time purchase payments are made or when annuity payments begin. Hartford will pay premium taxes at the time imposed under applicable law. At its sole discretion, Hartford may deduct premium taxes at the time Hartford pays such taxes to the applicable taxing authorities, upon surrender, or when annuity payments commence.

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SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES (CDSC) - B, C AND L SHARE CONTRACTS ONLY

Subject to the exclusions below, we may deduct a CDSC when you make Surrenders or withdraw commuted value/annuity payouts under Annuity Payout Options Two, Three, Five, Six and Eight. This charge is designed to recover acquisition expenses that have not yet been recouped from revenue generated by your Contract.

We use the following general approach to calculating your CDSC:

    1. Deposits that have been invested for longer than the applicable CDSC period can always be taken out free of any CDSC. Please see the Fee Summary for a description of CDSC periods applicable to your share class.

    2. If the amount of money that you wish to take out is LESS than your AWA (as described below), plus any amount from step 1, then this sum will also be paid to you without the imposition of a CDSC. We will presume that the money you took out came from your oldest Deposits to try to minimize your CDSC. This may impact whether subsequent withdrawals might be subject to a CDSC. No further steps will be applied.

    3. Assuming that steps 1 and 2 do not apply because the amount of money that you wish to take out is MORE than your AWA and is still subject to a CDSC, then we will deduct your AWA from the amount of the money you wish to take out and then process your request using steps 4-6.

    4. We will then multiply Remaining Gross Premiums (investments which have not been subject to a CDSC) by a factor. The factor is generally equal to the amount of money from step 3 divided by the remaining value of your investment above the AWA. If you take a Surrender during declining market conditions, Remaining Gross Premiums will have the affect of increasing the percentage of your Account Value that is subject to a CDSC.

    5. We will then take the amount of money from step 4 and multiply it by the corresponding CDSC percentage as shown in the Fee Summary using the applicable CDSC schedule. Each Deposit has its own CDSC schedule regardless of whether it has been invested in the Personal Pension Account, Sub-Accounts or the Fixed Accumulation Feature. We will presume that the money you took out came from your oldest Deposits to try to minimize your CDSC. This may impact whether subsequent withdrawals might be subject to a CDSC.

    6. We then deduct the CDSC calculated in step 5 from the amount of money in step 4 and pay the remaining balance to you.

These same steps are generally used when a CDSC is charged upon commuted value or annuity payouts (as applicable under the Annuity Payout Options noted above).

Please refer to Examples 1 through 7 under the CDSC Examples in Appendix A for further information about how these formulas will be applied.

The following are NOT subject to a CDSC:

- AWA - During a period where a CDSC may be applied, you may Surrender up to the greater of:

       -   5% of Deposits that would otherwise be subject to a CDSC, or

       -   earnings.

  We compute the AWA as of the end of the Valuation Day when a partial Surrender or commutation request is received by us in good order.

  You may not carry over unused portions of your AWA from one year to another.

-   Regularly scheduled Personal Pension Account Payouts.

-   Regularly scheduled Lifetime Benefit Payments and/or Threshold Payments.

-   Transfers to and from the Personal Pension Account.

- If you are a patient in a certified long-term care facility or other eligible facility - CDSC will be waived for a partial or full Surrender if you, the joint Owner or the Annuitant, are confined for at least 180 calendar days to a:

       - facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

       -   facility certified as a hospital or long-term care facility; or

       - nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

     For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

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       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within ninety-one calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.

     This waiver is not available if the Owner, the joint Owner or the Annuitant is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver can be used any time after the first 180 days in a certified long-term care facility or other eligible facility up until ninety days after exiting such a facility. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) - CDSC will be waived if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization - CDSC will be waived when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows commutation.

- For RMDs - CDSC will be waived for any Annuitant age 70 1/2 or older with a Contract held under an IRA who Surrenders an amount equal to the RMD for one year's required minimum distribution for that Contract Year. All requests for RMDs must be in writing.

- For substantially equal periodic payments - CDSC will be waived if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period - CDSC will be waived if you cancel your Contract during the Right to Cancel Period.

- Exchanges - As an accommodation, we may, in our sole discretion, time-credit CDSC for the time that you held an annuity previously issued by us.

- Settlements - We may, in our sole discretion, waive or time-credit CDSCs in connection with the settlement of disputes or if required by regulatory authorities.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses and the Fee Summary.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges for certain Contracts (including employer-sponsored savings plans) which may result in decreased costs and expenses.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination - When you Surrender or terminate your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable premium taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable, Distribution Charges, if applicable, and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

For information on how termination of the Contract impacts the Personal Pension Account, see "Personal Pension Account" section above.

Partial Surrenders - You may request a partial Surrender of Contract Value at any time before the Annuity Commencement Date. We will deduct any applicable CDSC and Distribution Charge, if applicable. You can ask us to deduct the CDSC and Distribution Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.

Both full and partial Surrenders of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state.

There are several restrictions on partial Surrenders of Contract Value before the Annuity Commencement Date:

       - the partial Surrender of Contract Value must be at least equal to $500, and

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       -   your Total Balance must be equal to or greater than our then current
           Minimum Amount Rule that we establish according to our then current policies and procedures. The "minimum amount rule" refers to the minimum Total Balance that you must maintain within this Contract. If you fail to comply with the minimum amount rule, we reserve the right to fully terminate your Contract. The minimum amount rule varies by share class. Currently the minimum amount rule for class I share Contracts is $500 and is $2,000 for Class B, C and L Shares. We may increase the minimum amount rule from time to time but in no event shall the minimum amount rule exceed $2,000 (Class I Shares) or $10,000 (Class B, C and L Shares).

You may only commute all or a portion of Personal Pension Account Payouts by following the procedures described below in the "After the Annuity Commencement Date" section below.

Withdrawals will reduce your standard Death Benefit on a dollar-for-dollar basis. Please consult with your investment professional to be sure that you fully understand the ways such a decision will affect your Contract.

AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination - You may Surrender and thus terminate your Contract on or after the Annuity Commencement Date only if you selected Annuity Payout Options Two, Three, Five, Six or Eight. IN THE EVENT YOU TAKE A FULL SURRENDER AND THEREBY TERMINATE YOUR CONTRACT AFTER ELECTING ANNUITY PAYOUT OPTIONS TWO, THREE, FIVE, OR EIGHT, YOU WILL FORFEIT THE LIFE CONTINGENT PAYMENTS PAYABLE UNDER THESE OPTIONS. Upon Contract termination, we pay you the Commuted Value, minus any applicable CDSCs and premium tax.

Partial Surrenders/Commutation - Partial Surrenders and/or commutation are permitted after the Annuity Commencement Date if you select the Annuity Payout Option Two, Three, Five, or Six, or Eight. You may withdraw amounts equal to the Commuted Value of the payments that we would have made during the Guaranteed Payout Duration. See Example 4 and footnote 3 under the Personal Pension Account Examples in Appendix A for an illustration of Personal Pension Account Commuted Value and the computation of Guaranteed Payout Duration. If you select the Annuity Payout Options Two or Eight, the Guaranteed Payout Duration will be equivalent to the Annuity Payout Value divided by the Annuity Payout amount, rounded down. To qualify under these Annuity Payout Options you must make the request before the Guaranteed Payout Duration expires. Both full and partial Surrenders of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. We will deduct any applicable CDSCs.

If you elect to withdraw the entire Commuted Value of the Annuity Payouts we would have made during the Guaranteed Payout Duration, we will not make any Annuity Payouts during the remaining Guaranteed Payout Duration. If you elect to withdraw only some of the Commuted Value of the Annuity Payouts we would have made during the Guaranteed Payout Duration, we will reduce the remaining Annuity Payouts during the remaining Guaranteed Payout Duration on a first-in, first-out basis. ONCE THE GUARANTEED PAYOUT DURATION HAS EXPIRED, YOU MAY RESUME RECEIVING ANNUITY PAYOUTS PROVIDED THAT PERSONAL PENSION ACCOUNT PAYOUTS HAVE NOT BEEN TERMINATED BASED ON A DEATH OF THE ANNUITANT OR JOINT ANNUITANT, IF APPLICABLE, AND YOU HAVE NOT TERMINATED YOUR CONTRACT.

Annuity Payout Options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457.

WHAT IS THE COMMUTED VALUE?

You may choose to accelerate Annuity Payouts under certain Annuity Payout Options to be received in one lump sum. This is referred to as "commuting" your Annuity Payout.

The amount that you request to commute must be at least equal to $500. There will be a waiting period of at least thirty days for payment of any lump sum commutation.

Upon commutation, the Annuity Payout Value or the remaining Guaranteed Payout Duration payments, as applicable, will be discounted based on an interest rate that we determine at our sole discretion (the "discount rate"). The discount rate may be different than the interest rate used to establish payout rates. We determine the discount rate based on a number of factors including then current interest rate(s), investment assumptions and the additional anti-selection and mortality risk we incur by permitting commutation. The higher the discount rate and CDSC, the lower the amount that you will receive.

COMMUTED VALUE OF YOUR PERSONAL PENSION ACCOUNT WILL BE LESS THAN YOUR ANNUITY PAYOUT VALUE. Except as provided in the immediately preceding section, commutation does not affect resumption of life contingent Personal Pension Account Payouts at the conclusion of the applicable Guaranteed Payout Duration.

Commuted Value is determined on the day we receive your written request.

HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may

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postpone payment whenever: (a) the New York Stock Exchange is closed, (b)
trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation. We may also postpone payment of Surrenders with respect to a money market fund sub-account if the board of directors of the underlying money market fund suspends redemptions from the fund in connection with the fund's plan of liquidation, in compliance with rules of the SEC or an order of the SEC.

Written Requests - Complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

You may submit this form via facsimile.

You must complete a Commutation Form to commute any portion of your Personal Pension Account Annuity Payout Value or receive Commuted Value under applicable Annuity Payout Options.

If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone Requests - To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests - To request a partial Surrender by internet, we must have received your completed Internet Partial Withdrawal Program Enrollment Form. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and Internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders and Personal Pension Account Payouts. Personal Pension Account Payouts shall be considered to be partial annuitizations as such term is defined under the Code. If you make a Surrender or take a Personal Pension Account Payout prior to age 59 1/2, there may be adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment or Personal Pension Account Payout. Taking these actions before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Please see "Federal Tax Considerations" and "Information Regarding Tax-Qualified Retirement Plans" for more information.

D. ANNUITY PAYOUTS

Generally speaking, when you annuitize your Contract, you begin the process of converting Accumulation Units into what is known as the "payout phase." The payout phase starts when you annuitize your Contract or with your Annuity Commencement Date and ends when we make the last payment required under your Contract. PERSONAL PENSION ACCOUNT PAYOUTS SHALL BE CONSIDERED TO BE PARTIAL ANNUITIZATIONS AS SUCH TERM IS DEFINED UNDER THE CODE. Once you annuitize your Contract, you may no longer make

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Personal Pension Account Contributions. You must commence taking Annuity Payouts no later than when you reach your Annuity Commencement Date. Funds allocated to the Personal Pension Account will be paid to you under Annuity Payout Options
Two and Eight. Contract Value can only be annuitized under Annuity Payout
Options One, Three, Four, Five and Six. Please check with your investment professional to select the Annuity Payout Option that best meets your income needs. All Annuity Payout Options are subject to availability in your state.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Personal Pension Account Payouts may begin at any time, but we reserve the right to require that you own your Contract for at least six months before you start taking these payments. Contract Value may only be annuitized on the Annuity Commencement Date.

Your Annuity Commencement Date cannot be earlier than your second Contract Anniversary if choosing a fixed dollar Annuity Payout. The Annuity Commencement Date may be immediate if electing a variable dollar amount Annuity Payout. In no event, however, may the Annuity Commencement Date be later than:

- Annuitant's 90th birthday (or if the Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday);

-   10th Contract Anniversary (subject to state variation);

- The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than thirty days prior to a scheduled Annuity Commencement Date; or

- The date that you fully annuitize Accumulation Balance (assuming that no Contract Value exists as of such date). Unless otherwise requested, commencement of receipt of Personal Pension Account Payouts do not constitute an Annuity Commencement Date.

We reserve the right, in our sole discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. Your Financial Intermediary may ask us to prohibit Annuity Commencement Date extensions beyond when the Annuitant turns age 95. Please ask your investment professional whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your Death Benefits.

Except as otherwise provided, the Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 30 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. We may change these Annuity Payout Options at any time. Once we begin to make Annuity Payouts, the Annuity Payout Option with respect to that portion of your Contract cannot be changed.

-   OPTION ONE - LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

-   OPTION TWO - LIFE ANNUITY WITH A CASH REFUND

In general, we will make Personal Pension Account Payouts as long as the Annuitant is living. However, when the Owner, joint Owner or Annuitant dies before the Annuity Commencement Date, the Death Benefit will be paid. When the Annuitant dies after the Annuity Commencement Date (and the Owner is living or deceased), then the Beneficiary will receive the Death Benefit.

Prior to the Annuity Commencement Date, Personal Pension Account Payouts may terminate upon our receipt of due proof of death of the Owner, joint Owner or Annuitant, whichever shall first occur. Your Benefit Balance may then be converted into Contract Value and transferred to the money market Sub-Account without annuitization or commutation. For non-qualified contracts, the conversion and transfer of the Benefit Balance will be treated as a taxable distribution made in the year of the conversion and transfer, while for qualified contracts the conversion and transfer of the Benefit Balance will be treated as a non-taxable direct transfer. Unless otherwise provided below, Contract Value may not be reallocated back into the Personal Pension Account. The Contingent Annuitant may reinvest Contract Value back into the Personal Pension Account and establish a new Guarantee Window, Target Income Age and receive then applicable Credited and Payout Rates. If Spousal Contract continuation is elected, your Spouse can either continue to maintain the Personal Pension Account and resume Personal Pension Account Payouts, if applicable, or instruct us to transfer Benefit Balance to the money market Sub-Account. Your Spouse may then reinvest Contract Value back into the Personal Pension

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Account by establishing a new Guarantee Window and Target Income Age. New
Credited and Payout Rates will apply. Please see the Personal Pension Account Death Benefit section for more information.

On or after the Annuity Commencement Date, Personal Pension Account Payouts will terminate upon our receipt of due proof of the death of the Annuitant.

This option is only available for Personal Pension Account Payouts (fixed dollar amount Annuity Payout). Please see the Personal Pension Account Death Benefit section for additional information.

-   OPTION THREE - LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between five years and 100 years, minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years has passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-   OPTION FOUR - JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

- OPTION FIVE - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between five years and 100 years, minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

-   OPTION SIX - PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is ten years during the first two Contract Years and five years after the second Contract Anniversary. The maximum period that you can select is 100 years, minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

-   OPTION SEVEN - RESERVED

-   OPTION EIGHT - JOINT AND LAST SURVIVOR LIFE WITH CASH REFUND

Prior to the Annuity Commencement Date, this Annuity Payout Option provides for Personal Pension Account Payouts for as long as the Owner, Annuitant or the Joint Annuitant are alive at 100% of the applicable scheduled Payout Purchase Rate(s). The previously established Guarantee Window, Payout Purchase Rate(s), and Credited Interest Rate(s) will continue to apply for the duration of the Personal Pension Account annuity rider. Any remaining Death Benefit shall be payable to the Beneficiary.


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On or after the Annuity Commencement Date, this Annuity Payout Option provides for Personal Pension Account Payouts for as long as the Annuitant or Joint Annuitant is alive at 100% of the applicable scheduled Payout Purchase Rate(s). Any remaining Death Benefit shall be payable to the Beneficiary.

This Annuity Payout Option is only available for fixed dollar Personal Pension Account Payouts and may not be combined with Option Two - Life Annuity with Cash Refund.

Personal Pension Account Payouts will terminate upon our receipt of due proof of the death of the Owner, Annuitant or Joint Annuitant, whichever shall last occur, provided that the last of such deaths transpired prior to the Annuity Commencement Date. Personal Pension Account Payouts will also terminate upon our receipt of due proof of the death of the Annuitant or Joint Annuitant, whichever shall last occur, provided the last of such deaths transpired after the Annuity Commencement Date. Your Benefit Balance shall always remain in the Personal Pension Account while the Personal Pension Account annuity rider is in effect.

We reserve the right to impose restrictions regarding who can serve as the Annuitant, Joint Annuitant and/or Beneficiary when selecting this Annuity Payout Option. Currently, you must designate your Spouse as the Joint Annuitant and Beneficiary when selecting this Annuity Payout Option. Except as provided below (regarding divorce proceedings), these designations may not be changed by you.

We assume that if you elected the Eighth Option that you also intend to elect spousal Contract continuation in which event no portion of the Death Benefit will be paid until the last Spouse dies. However, if you prefer not to exercise these rights, you must notify us the after the first Spouse dies that you would like to collect the entire Death Benefit. This action will have the effect of settling the Death Benefit.

You may make a one time election to convert to Option Two upon completion of divorce proceedings provided that you become the sole, remaining Owner and Personal Pension Account Payouts have not commenced. In these circumstances,

- The Target Income Age remains the same if the older Annuitant becomes the remaining Owner. If the younger Annuitant becomes the remaining Owner, then the Target Income Age will be reset to that Annuitant's age when making an initial investment into Personal Pension Account plus the difference between the older Annuitant's age when making an initial investment into Personal Pension Account and the previously stated Target Income Age. For example, if the older Annuitant was age 70 upon initial Personal Pension Account investment and the Target Income Age selected was 75 (a difference of 5 years), then the new Target Income Age corresponding with the younger remaining Annuitant (spouse) will equal their age upon initial Personal Pension Account investment (assume age 60 in this case) + 5, or age 65.

- Credited and payout rates will be reset based on the remaining Owner's age and gender as of the date of conversion.

This option is only available for Personal Pension Account Payouts (fixed dollar amount Annuity Payout). We reserve the right to approve the designation of contract lives for the purposes of establishing benefits under this Annuity Payout option.

The Joint Annuitant designated for Option Eight shall also be the Joint Annuitant under Options Four and Five, if you elected to annuitize Contract Value. Election of Option Eight does not mean you are required to elect Options Four or Five to annuitize any Contract Value portions of your Contract. This Annuity Payout Option will not be available to custodian-owned qualified contracts, or contracts with other non-natural owner types (trusts, including charitable remainder trusts, corporations, municipalities, etc.). Please see the Personal Pension Account Death Benefit section for additional information.

YOU CANNOT TERMINATE YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED ANNUITY PAYOUT OPTIONS TWO, THREE, FIVE, SIX OR EIGHT. A CDSC, IF APPLICABLE, MAY BE DEDUCTED.

Annuity Payout Options Two and Eight are only available for Personal Pension Account Payouts from the Personal Pension Account. Annuity Payout Options One, Three, Four, Five and Six are only available for Annuity Payouts from the Fixed Accumulation Feature or Sub-Accounts.

For certain qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

AUTOMATIC ANNUITY PAYOUTS

If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under Annuity Payout Option Three. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

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HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. When selecting a frequency other than "monthly", the Payout Rate used to determine Annuity Payouts will be adjusted by a factor. The factor accounts for the current value of accelerated Payouts, and will result in a Payout that is less than the sum of each monthly Payout that would have been paid during the same period of time. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. If you elect the Personal Pension Account, your Annuity Payout Option may only be a fixed dollar amount.

-   FIXED DOLLAR AMOUNT ANNUITY PAYOUTS

Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable premium taxes, by an annuity rate set by us. Annuity purchase rates may vary based on the aspect of the Contract annuitized.

-   VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS

Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen;

-   the Annuitant's attained age and gender (if applicable);

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles; and

-   the Assumed Investment Return (AIR).

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable premium taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

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You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

-   COMBINATION ANNUITY PAYOUT

You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

E. STANDARD DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. The standard Death Benefit is equal to your Total Balance (less Distribution Charge, if applicable) calculated as of the Valuation Day when we receive a certified death certificate or other legal document acceptable to us. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature and Personal Pension Account for each Beneficiary's portion of the proceeds.

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed the greater of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders and Personal Pension Account Payouts under applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

Please see the heading entitled "What kinds of Surrenders are available? - Before the Annuity Commencement Date" under the Surrenders section and "What effect does partial or full Surrenders have on your benefits under the rider?" in the Return of Premium Death Benefit III and/or Maximum Anniversary Value III section for a discussion regarding when partial Surrenders reduce your Death Benefit on either a dollar-for-dollar or proportionate basis. Taking excess partial Surrenders may significantly negatively affect your Death Benefit. Please consult with your investment professional before making excess partial Surrenders to be sure that you fully understand the ways such a decision will affect your Contract.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we

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30

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receive complete instructions from the Beneficiary, we will compute the Death
Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF OUR PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDIT IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND IS NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.

The Beneficiary may elect to leave proceeds from the Death Benefit invested with us for up to five years from the date of death of the Annuitant or Owner if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying CDSCs, if any. The Beneficiary may not make Personal Pension Account Contributions. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect an annuity option that allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts, or receive any remaining value such as a cash refund, Benefit Balance, or receive the Commuted Value.

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IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Owner                            There is a surviving joint       The Annuitant is living or       Joint Owner receives the Death
                                 Owner                            deceased                         Benefit.
Owner                            There is no surviving joint      The Annuitant is living or       Beneficiary receives the Death
                                 Owner                            deceased                         Benefit.
Owner                            There is no surviving joint      The Annuitant is living or       Owner's estate receives the
                                 Owner and the Beneficiary        deceased                         Death Benefit.
                                 predeceases the Owner
Annuitant                        The Owner is living              There is no named Contingent     The Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The Owner
                                                                                                   may waive this presumption and
                                                                                                   receive the Death Benefit.
Annuitant                        The Owner is living              The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Owner                                     The Annuitant is living                   Beneficiary becomes the Owner.
Annuitant                                 The Owner is living                       Owner receives the payout at death.
Annuitant                                 The Annuitant is also the Owner           Beneficiary receives the payout at
                                                                                    death.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

5. OPTIONAL DEATH BENEFITS

A. MAXIMUM ANNIVERSARY VALUE III

OBJECTIVE

To provide a Death Benefit equal to the greater of Maximum Anniversary Value, Premium Payments adjusted for Surrenders or Contract Value that we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- This rider has investment restrictions. Violation of the investment restrictions may result in termination of this rider.

- Partial Surrenders and excess transfers to the Personal Pension Account will reduce the benefit proportionally, as described below.

WHEN CAN YOU BUY THE RIDER?

You can currently elect this benefit (called a "rider") only at the time that you buy this Contract. We reserve the right to permit certain existing Owners to elect this rider after Contract issuance. This rider may not be available through all Financial Intermediaries and may be subject to additional restrictions set by your Financial Intermediary or us. We reserve the right to withdraw this rider at any time without notice. The maximum age of any Owner or Annuitant when electing this rider is 75.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. You may not elect this rider if you have already elected Return of Premium III.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on the Death Benefit and is taken on each Contract Anniversary. A prorated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account and the Fixed Accumulation Feature bears to the total Contract Value. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states. See Maximum Anniversary Value III Example 4 in Appendix A.

Except as discussed below, we can not increase the rider fee once you elect the rider. In the event of a change in ownership or upon Spousal Contract continuation, the fee for the rider will be the then current rider fee for new Contracts (absent any voluntary waivers by us). We reserve the right to charge up to the maximum fee described in the Fee Summary (absent any voluntary fee waivers by us) at any time without notice.

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IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the greatest of A, B or C, WHERE:

A       =   Contract Value (minus Distribution Charges, if applicable);
B       =   Premium Payments adjusted for partial Surrenders; and
C       =   Maximum Anniversary Value, prior to the earlier of date of death or the decedent's 81st birthday.

See Maximum Anniversary Value III Death Benefit Example 1 in Appendix A.

If you elect this rider after the Contract has been issued, the starting values for Contract Value, Premium Payments and Maximum Anniversary Value will all be reset to Contract Value as of the Valuation Day that you elect this rider. Contract Value and Premium Payments prior to election of the rider (as well as those values that would have been used to set the Maximum Anniversary Value had this rider been elected upon Contract issuance), will be disregarded.

The Maximum Anniversary Value III Death Benefit is payable in addition to your Personal Pension Account Death Benefit. EVEN THOUGH YOUR BENEFIT BALANCE IS NOT SUBJECT TO PRINCIPAL PROTECTION UNDER THIS RIDER, ANY PORTIONS OF YOUR BENEFIT BALANCE TRANSFERRED TO SUB-ACCOUNTS AND/OR THE FIXED ACCUMULATION FEATURE ARE ALSO CONSIDERED TO BE PART OF THE CONTRACT VALUE USED TO COMPUTE THIS DEATH BENEFIT.

We calculate the Death Benefit when, and as of the Valuation Day, we receive a certified death certificate or other documents acceptable to us. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds. Termination of this rider will result in the rescission of this Death Benefit and your Beneficiary receiving the standard Death Benefit.

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining Contract Value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date. Please refer to the discussion under the caption "Who will receive the Death Benefit" under Standard Death Benefits for more information.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Generally, yes. However, if you contribute to the Personal Pension Account you will also have a Personal Pension Account Death Benefit payable prior to the Annuity Commencement Date.

CAN YOU TERMINATE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Any and all partial Surrenders, whether individually or in the aggregate, will reduce your Death Benefit on a proportionate basis. A PARTIAL SURRENDER MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT SURRENDERED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. See Maximum Anniversary Value III example 2 in Appendix A for an illustration of this calculation.

Any and all transfers to the Personal Pension Account will reduce your Death Benefit. Transfers within the Transfer Limit will reduce your Death Benefit on a dollar-for-dollar basis. Transfers in excess of the Transfer Limit will reduce your Death Benefit on a proportionate basis. A TRANSFER ABOVE THE TRANSFER LIMIT MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT TRANSFERRED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. The Maximum Anniversary Value III Transfer Limit is equal to 5% of the greatest of (a) Premium Payments adjusted for partial Surrenders and transfers to or from the Personal Pension

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                                                                          33

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Account, or (b) Maximum Anniversary Value; or if an ownership change or spousal continuation is processed, 5% of the Contract Value on the effective date of such change plus Premium Payment(s) received after the effective date of such change. See Maximum Anniversary Value III Example 2, 3 and 5 in Appendix A for an illustration of this calculation.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a recalculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is less than the maximum rider age limitation at the time of the change. We also reserve the right to require you to reallocate investments according to then applicable investment restrictions in the event of an ownership change after six months from the rider's effective date.

Any ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a recalculation this Death Benefit. If the rider is not available for sale at the time of the ownership change, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If the rider is currently available for sale on the date of the ownership change, we will continue the existing rider with respect to all benefits at the rider charge then currently being assessed on new sales (or the last declared maximum rider fee).The Death Benefit will be recalculated based on the Contract Value on the effective date of the ownership change.

If the oldest Owner after the change is greater than the age limitation of the rider as of the trade date of the change, then we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, we will increase the Contract Value to the Maximum Anniversary Value, if greater than the Contract Value on the date of due proof of death. The Spouse may elect to continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.

If any Owner or the Annuitant is greater than the age limitation of the rider at the time of the Spousal Contract continuation and/or this rider (or a similar rider, as we determine) is not available for sale, then we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If any Owner or the Annuitant is equal to or less than the age limitation of the rider at the time of the Spousal Contract continuation and this rider (or a similar rider, as we determine) is still available for sale, the Death Benefit will be reset based on the Contract Value as of the date we receive due proof of death and will serve as the new basis for the Death Benefit. See "Is this rider designed to pay you Death Benefits?" above for further discussion regarding post-issue election of this rider. The rider charge will be reset to the charge then being assessed for new sales of the rider.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules. This rider terminates once an Annuity Payout Option (other than Annuity Payout Options Two or Eight) is elected.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s), Fund(s), and other investment program(s) approved and designated by us. As of the date of this prospectus, you must invest in the Portfolio Planner or Investment Strategies asset allocation models or approved Funds listed in Appendix D. These models are rebalanced quarterly.

34

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We may prospectively modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while the rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) is merged into another fund,
(ii) changes investment objectives, (iii) closes to further investments, and/or
(iv) fails to meet acceptable risk parameters. These reservations will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4(a) for more information regarding the potential impact of fund mergers and liquidations with respect to then existing investments within an asset allocation model.

Except as provided below, failure to comply with any applicable investment requirement or restriction will result in termination of the rider. If the rider is terminated by us for violation of applicable investment requirements or restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have a one time opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a 15 day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, transfer Contract Value into the Personal Pension Account or make a change in owner, Annuitant or any Joint Annuitant. TERMINATION OF THIS RIDER WILL CAUSE YOU TO BE IN VIOLATION OF ANY CONCURRENT GUARANTEED ACCUMULATION OR WITHDRAWAL BENEFIT RIDER.

UPON REINSTATEMENT OF YOUR RIDER, YOUR PREMIUM PAYMENTS WILL BE RECALCULATED TO EQUAL THE LESSER OF THE CONTRACT VALUE AS OF THE VALUATION DAY OF THE REINSTATEMENT OR THE PREMIUM PAYMENTS PRIOR TO THE TERMINATION. YOUR MAXIMUM ANNIVERSARY VALUE WILL BE RESET AT THE LOWER OF THE MAXIMUM ANNIVERSARY VALUE PRIOR TO THE REVOCATION OR CONTRACT VALUE AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRO-RATED RIDER CHARGE ON YOUR CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.

It may be presumed that investment in any asset allocation model could mitigate losses during declining market conditions but also hamper potential gains during inclining market conditions. The asset allocation models that you must invest in provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions.

If you are required to elect this rider in combination with an optional benefit such as Safety Plus, Future5 or Future6, then in the event of a conflict between the investment restrictions above and those set forth in such optional riders, the investment restrictions in such optional riders shall prevail. If you violate the investment restrictions set forth in such optional riders, or such riders terminate for any reason, you may not revoke this rider.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders and Personal Pension Account Payouts under all applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, assignment and/or violation of the investment restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the Death Benefit.

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                                                                          35

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-   Any partial Surrender or transfer of Contract Value into the Personal
    Pension Account, including enrollment in certain asset rebalancing Programs, will trigger a proportionate reduction to your Death Benefit.

- Transfers made pursuant to an automatic income program may violate this rider if made during the reinstatement period following a violation of investment restrictions under this rider.

B. RETURN OF PREMIUM III

OBJECTIVE

To provide a Death Benefit equal to the greater of Contract Value, minus Distribution Charges, if applicable, or Premium Payments adjusted for Surrenders that we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- Partial Surrenders and excess transfers to the Personal Pension Account will reduce the benefit proportionally, as described below.

WHEN CAN YOU BUY THE RIDER?

You can currently elect this benefit (called a "rider") only at the time that you buy this Contract. This rider may not be available through all Financial Intermediaries and may be subject to additional restrictions set by your Financial Intermediary or us. We reserve the right to withdraw this rider at any time without notice. The maximum age of any Owner or Annuitant when electing this rider is 80.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. You may not elect this rider if you have already elected Maximum Anniversary Value III.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on the Death Benefit on each Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Contract Anniversary prior to all other financial transactions. A pro-rated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account and the Fixed Accumulation Feature bears to the total Contract Value. The rider charge will not be applied to Personal Pension Account Benefit Balance. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

Except as discussed below, we can not increase the rider fee once you elect the rider. In the event of a change in ownership or upon Spousal Contract continuation, the fee for the rider will be based on the Contract Value on the date of any such change plus Premium Payments received after such date, as adjusted for Surrenders. We reserve the right to change the rider charge up to the maximum fee described in the Fee Summary (absent any voluntary waivers by us) at any time without notice.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the higher of Contract Value (minus Distribution Charges, if applicable) or Premium Payments adjusted for Surrenders. See the Return of Premium III Examples 1 and 2 in Appendix A.

The Return of Premium III Death Benefit is payable in addition to your Personal Pension Account Death Benefit.

We calculate the Death Benefit when, and as of the Valuation Day, we receive a certified death certificate or other legal document acceptable to us. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds. Termination of this rider will result in the rescission of this Death Benefit and your Beneficiary receiving the standard Death Benefit.

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining Contract Value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date. If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that

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36

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permits the Beneficiary to elect to continue Annuity Payouts, or receive any remaining value such as a cash refund, Benefit Balance, or receive the Commuted Value. Please refer to the discussion under the caption "Who will receive the Death Benefit" under Standard Death Benefits for more information.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Generally, yes. However, if you contribute to the Personal Pension Account you will also have a Personal Pension Account Death Benefit payable prior to the Annuity Commencement Date.

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime following the earliest of the fifth anniversary of the rider effective date or Spousal Contract continuation, the Contract Owner may elect to terminate this rider. However, you may not terminate this rider for so long as any optional rider such as Safety Plus, Future5 or Future6 riders are in effect. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the standard Death Benefit. No other optional death benefit may be elected following the termination.

A Company-sponsored exchange of this rider will not be considered to be a termination by you of the rider. This rider will also terminate upon election of a Death Benefit option (described in the Standard Death Benefit section) by the Beneficiary (excluding Spousal Contract continuation).

WHAT EFFECT DO PARTIAL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Any and all partial Surrenders, whether individually or in the aggregate, will reduce your Death Benefit on a proportionate basis. A PARTIAL SURRENDER MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT SURRENDERED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. See Return of Premium III examples 1-3 in Appendix A for an illustration of this calculation.

Any and all transfers to the Personal Pension Account will reduce your Death Benefit. Transfers within the Transfer Limit will reduce your Death Benefit on a dollar-for-dollar basis. Transfers in excess of the Transfer Limit will reduce your Death Benefit on a proportionate basis. A TRANSFER ABOVE THE TRANSFER LIMIT MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT TRANSFERRED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. The Return of Premium III Transfer Limit is equal to 5% of the Premium Payment(s) adjusted for Surrenders and transfers to and from the Personal Pension Account; or if an ownership change or spousal continuation is processed, 5% of the Contract Value on the effective date of such change plus Premium Payment(s) received after the effective date of such change. See Return of Premium III Examples 1-3 in Appendix A.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a recalculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is less than the maximum rider age limitation at the time of the change. We also reserve the right to require you to reallocate investments according to then applicable investment restrictions in the event of an ownership change after six months from the rider's effective date.

An ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a reset of this Death Benefit. If the rider is not available for sale at the time of the ownership change, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If the rider is currently available for sale on the date of the ownership change, we will continue the existing rider with respect to all benefits at the rider charge currently being assessed on new sales (or the last declared maximum rider fee).The Death Benefit will be recalculated based on the lesser of the Contract Value or the Death Benefit on the effective date of the ownership change.

If the oldest Owner after the change is greater than the age limitation of the rider as of the trade date of the change, then we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, that Spouse may continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.

If the Owner or the Annuitant is greater than the age limitation of the rider at the time of the Spousal Contract continuation and and/or this rider (or similar rider, as we determine) is not available for sale, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

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If the Owner or the Annuitant is equal to or less than the age limitation of the rider at the time of the Spousal Contract continuation and such rider (or similar rider, as we determine) is still available for sale, the Death Benefit will be reset based on the Death Benefit as of the date of due proof of death and will serve as the new basis for the Death Benefit. The rider charge will be reset to the rider charge then being assessed for new sales of the rider.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules. This rider terminates once an Annuity Payout Option (other than Annuity Payout Options Two or Eight) is elected.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No. We reserve the right to impose investment restrictions in the future.

If you are required to elect this rider in combination with an optional rider such as Safety Plus, Future5 or Future6, then in the event of a conflict between the investment restrictions above and those set forth in such optional riders, the investment restrictions in such optional riders shall prevail. If you violate the investment restrictions set forth in such optional riders, or such riders terminate for any reason, you may not revoke this rider other than as described in the section above entitled "Can you terminate this rider?"

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purpose of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders or payouts under all applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, and/or assignment. If we terminate the rider, it cannot be re-elected by you.

- Any partial Surrender or transfer of Contract Value into the Personal Pension Account, including enrollment in certain asset rebalancing Programs, will trigger a proportionate reduction to your Death Benefit.

6. OPTIONAL WITHDRAWAL BENEFITS

A. FUTURE5 AND FUTURE6

OBJECTIVE

The objective of the riders is to provide longevity protection that may periodically increase based on Market Increases or Deferral Bonuses.

Please consider the following prior to electing either rider:

- The riders have investment restrictions. Violation of the investment restrictions may result in termination of the rider.

- Threshold Payments, partial Surrenders above a Lifetime Benefit Payment and excess transfers to the Personal Pension Account will reduce the rider's benefit proportionally, as described below.

-   You must elect an optional death benefit with either rider.


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HOW DO THE RIDERS HELP ACHIEVE THIS GOAL?

Each of the riders provide an opportunity to receive withdrawals in the form of either Threshold Payments or Lifetime Benefit Payments until either the first Covered Life ("Single Life Option") or last Covered Life ("Joint/Spousal Option") dies. Withdrawals taken prior to the relevant Covered Life's Lifetime Income Eligibility Date are called Threshold Payments and withdrawals thereafter are called Lifetime Benefit Payments. Threshold Payments become Lifetime Benefit Payments once taken after the relevant Covered Life's Lifetime Income Eligibility Date.

WHEN CAN YOU BUY THE RIDERS?

You may buy either rider only at the time you buy your Contract. The maximum age of any Contract Owner or Annuitant when buying either rider is 80. Once elected, you may not switch riders unless part of a Company-sponsored exchange program.

The riders may not be available through all investment professionals and may be subject to additional restrictions set by your investment professional. We reserve the right to withdraw either or both riders, vary rider benefits and/or rider charges or any relevant Covered Life options at any time for new sales. Either or both riders may not be available in all states.

The riders are the same as one another in all respects other than as described herein. When considering which rider version to select, it is important that you work with your investment professional to carefully compare the differences in these features, and particularly the different investment restrictions, to ensure that you choose the rider version that is most consistent with your investment horizon and risk appetite taking into consideration the trade-off between benefits and restrictions associated with one rider over the other. Please refer to the section below entitled "Are there restrictions on how you must invest?" for more information.

We look at the age of contract parties (e.g., Contract Owner, joint Owners, Spouses, Annuitant and/or Beneficiary) when setting rider benefits (such living persons are called a "Covered Life" and the specific person whose life and age is used to set benefits is called the "relevant" Covered Life). For instance, when setting your Withdrawal Percentage, the older Covered Life is the relevant Covered Life when selecting the Single Life Option and the younger Covered Life is the relevant Covered Life when selecting the Joint/Spousal Option. We reserve the right to impose designation restrictions such as making sure that your Spouse is a joint Owner when selecting the Joint/Spousal Option.

DOES BUYING THE RIDERS FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes, buying either rider precludes you from adding the Safety Plus rider. As a condition to receiving Future5 or Future6 rider benefits, you must also buy and maintain either Return of Premium III or Maximum Anniversary Value III death benefit rider.

If you elect either rider, you may not elect Personal Pension Account Transfer Programs Investment Gains or Income Path Options.

HOW IS THE CHARGE FOR THE RIDERS CALCULATED?

Each rider has a different current charge and maximum rider charge and both are based on your Payment Base. We will deduct the rider charge on each Contract Anniversary on a pro-rated basis from each Sub-Account and the Fixed Accumulation Feature.

We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. THE RIDER CHARGE MAY INCREASE IRRESPECTIVE OF WHETHER YOU RECEIVE EITHER A MARKET INCREASE OR A DEFERRAL BONUS. We will not increase the rider charge by more than 0.50% during any Contract Year. We will provide advance notice of changes to your rider charge. You may decline a rider charge increase in which event you will no longer be entitled to Market Increases or a Deferral Bonus. This declination is irrevocable.

If the rider is terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on your Payment Base immediately prior to such termination or full Surrender. We may also reset the rider charge upon Spousal Contract continuation or a Covered Life change.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDERS?

Yes. The benefit bases used to set Threshold Payments or Lifetime Benefit Payments (Payment Base) and the Deferral Bonus (Deferral Bonus Base) will fluctuate.

-   PAYMENT BASE

Your initial Payment Base is equal to your initial Premium Payment (without deduction of sales charges, if any). It will generally fluctuate based on:

-   Market Increases; or

-   Deferral Bonuses; and

- Subsequent Premium Payments, partial Surrenders, or transfers to or from the Personal Pension Account.

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On each Contract Anniversary until and including the Contract Anniversary immediately following the oldest Covered Life's 90th birthday, the Payment Base will be reset to equal the greater of your Contract Value (prior to the deduction of the rider charge) as of the Contract Anniversary (this event is referred to as a "Market Increase") or your current Payment Base plus any applicable Deferral Bonus. You will not receive both a Market Increase and a Deferral Bonus in the same Contract Year.

Please refer to Future5 and Future6 Examples 1-2 in Appendix A for an illustration of ways that your Payment Base may increase based on a Market Increase or Deferral Bonus.

Subsequent Premium Payments increase your Payment Base by the dollar amount of the Premium Payment. Deposits into the Personal Pension Account do not increase your Payment Base.

Partial Surrenders reduce your Payment Base in different ways depending on whether they are taken before or after your Lifetime Income Eligibility Date and whether they exceed the applicable limit (either the Threshold Payment or an annual Lifetime Benefit Payment).

- PARTIAL SURRENDERS PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE. If cumulative partial Surrenders taken during any Contract Year are equal to, or less than, the Threshold Payment, then the cumulative partial Surrender will reduce the Payment Base on a dollar-for-dollar basis. Alternatively, if cumulative partial Surrenders are greater than the Threshold Payment, then we will reduce the Payment Base on a (i) dollar-for-dollar basis up to the Threshold Payment, and (ii) proportionate basis for the amount in excess of the Threshold Payment. If your Contract Value is less than your Payment Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis.

- PARTIAL SURRENDERS AFTER THE LIFETIME INCOME ELIGIBILITY DATE. If cumulative partial Surrenders taken during any Contract Year are (i) equal to or less than the Lifetime Benefit Payment, or (ii) exceed the Lifetime Benefit Payment only as a result of enrollment in our Automatic Income Program to satisfy RMD requirements; then the cumulative partial Surrender will not reduce the Payment Base. Any partial Surrenders that exceed the Lifetime Benefit Payment (provided that the RMD exception above does not apply), will reduce the Payment Base on a proportionate basis for the amount in excess of the Lifetime Benefit Payment. If your Contract Value is less than your Payment Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis. See Future5 and Future6 Examples 2 and 3 in Appendix A for an illustration of this calculation.

Partial Surrenders taken during any Contract Year that cumulatively exceed the AWA, but do not exceed an annual Threshold Payment or Lifetime Benefit Payment, as the case may be, will be free of any applicable CDSC.

Transfers of Contract Value to the Personal Pension Account will also reduce your Payment Base on a dollar-for-dollar basis if they are less than the Transfer Limit and proportionally for any cumulative transfers above the Transfer Limit. The Future5 and Future6 Transfer Limits will equal your applicable Withdrawal Percentage multiplied by your then current Payment Base. Please see Future5 and Future6 Examples 2 and 3 in Appendix A for an illustration of this calculation.

Since the Maximum Anniversary Value III and the Return of Premium III Death Benefit riders each have their own Transfer Limit, which may be a different amount that the Transfer Limit imposed by Future5 or Future6. If there is a conflict, then the Transfer Limit of Future5 or Future6 prevails. Please refer to Future5 and Future6 Examples 2 and 3 in Appendix A for an illustration of partial Surrenders and the Transfer Limit.

Your Payment Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Payment Base above this limit will not be included for any benefits under the rider.

Please refer to this rider's section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Payment Base can be recalculated following a Covered Life change. Please refer to the section entitled "How is the charge for the rider calculated? for more information regarding the possible termination of Market Increases, Deferral Bonuses and Withdrawal Percent increases associated with declining rider charge increases.

-   DEFERRAL BONUS BASE

On each Contract Anniversary during the Deferral Bonus Period, we may apply a Deferral Bonus to your Payment Base. You will not receive a Deferral Bonus if your Market Increase is greater than or equal to your Deferral Bonus. The Deferral Bonus will vary depending on the rider version you select. The Deferral Bonus for Future5 is 5%. The Deferral Bonus for Future6 is 6%. The Deferral Bonus will be calculated as a percentage of the Deferral Bonus Base as of the Valuation Day prior to each Contract Anniversary during an effective Deferral Bonus Period. The Deferral Bonus Period will cease upon the earlier of the tenth Contract Anniversary, when you take any partial Surrender, or if a transfer is made to the Personal Pension Account that is in excess of the Future5 and Future6 Transfer Limit.

When you elect this rider, your Deferral Bonus Base is equal to your initial Premium Payment (without deduction of sales charges, if any). Thereafter, your Deferral Bonus Base will be reset on each Contract Anniversary to the greater of the Payment Base when a Market Increase occurs, or the Deferral Bonus Base on the Valuation Day prior to each Contract Anniversary during an effective Deferral Bonus Period i.e., until you make a Surrender.

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Subsequent Premium Payments or transfers from the Personal Pension Account will increase your Deferral Bonus Base by the dollar amount of the Premium Payment or transfer during the Deferral Bonus Period.

Transfers to the Personal Pension Account during each Contract Year during an effective Deferral Bonus Period that are equal to or less than the Transfer Limit will reduce your Deferral Bonus Base on a dollar-for-dollar basis.

Cumulative transfers to the Personal Pension Account during each Contract Year during an effective Deferral Bonus Period that are greater than the rider Transfer Limit will cause the Deferral Bonus Period to end and the Deferral Bonus Base will permanently be set to zero. Transfers or Surrenders due to a divorce settlement will end the Deferral Bonus Period and the Deferral Bonus Base will be set to zero.

Please refer to Future5 and Future6 Examples 1-2 in Appendix A for an illustration of a Deferral Bonus being applied to increase a Payment Base and when a transfer ends the Deferral Bonus Period.

Your Deferral Bonus Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Deferral Bonus Base above this limit will not be included for any benefits under the rider.

Please refer to the section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Deferral Bonus Base can be recalculated following a Covered Life change.

IS EITHER RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

YES. HOWEVER, WITHDRAWALS TAKEN PRIOR TO THE LIFETIME INCOME ELIGIBILITY DATE (THRESHOLD PAYMENTS) ARE NOT GUARANTEED TO BE AVAILABLE THROUGHOUT YOUR LIFETIME. SUCH WITHDRAWALS WILL REDUCE (AND MAY EVEN ELIMINATE) THE PAYMENT BASE OTHERWISE AVAILABLE TO ESTABLISH LIFETIME BENEFITS.

Threshold Payments or Lifetime Benefit Payments are calculated by multiplying your Payment Base by the applicable Withdrawal Percentage. The Withdrawal Percentage varies based on whether you selected either the Single or Joint/Spousal ownership option and the age of the relevant Covered Life at the time of the first partial Surrender.

The applicable Withdrawal Percentages are as follows:

                         AGE                            SINGLE   JOINT/SPOUSAL
--------------------------------------------------------------------------------
                [LESS THAN]59 1/2 - 65                   4.0%          3.5%
                         65+                             5.0%          4.5%

- Except as provided below, the Withdrawal Percentage will be based on the chronological age of the relevant Covered Life at the time of the first partial Surrender. If a partial Surrender HAS NOT been taken, your new Withdrawal Percentage will be effective on the next birthday that brought the relevant Covered Life into a new Withdrawal Percentage age band; or

- If a partial Surrender HAS been taken, the Withdrawal Percentage will be locked at the time of the partial Surrender. Once the relevant Covered Life enters the new age band, the Withdrawal Percentage will unlock at the next Contract Anniversary only if there is a Market Increase. In the event that there is a Deferral Bonus credited and not a Market Increase, the Withdrawal Percentage will remain locked.

IS EITHER RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No. However, by electing either rider you are required to elect and maintain an optional death benefit rider.

DOES EITHER RIDER REPLACE THE STANDARD DEATH BENEFIT?

No.

CAN YOU REVOKE THE RIDERS?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE
RIDERS?

Please refer to "Does your benefit base change under the riders?" for the effect of partial Surrenders and transfers to and from the Personal Pension Account. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not your Payment Base, Deferral Bonus Base and any future Threshold Payments or Lifetime Benefit Payments.


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If your Contract Value on any Contract Anniversary is ever reduced below the minimum amount (as defined in your Contract) as a result of investment performance, or if on any Valuation Day a partial Surrender is taken that reduces your Contract Value below this minimum amount, we will no longer accept subsequent Premium Payments. You may either then make a full Surrender and terminate your Contract and your rider, or:

- Transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs within ten business days. Failure to do so will be deemed as your acquiescence to our exercising reserved contractual rights to reallocate these sums to the money market Sub-Account;

-   Threshold Payments will cease;

-   Lifetime Benefit Payments will continue;

-   Market Increases and Deferral Bonuses, if applicable, will no longer apply;

- All other privileges under either rider will terminate and you will no longer be charged a rider fee or Annual Maintenance Fee; and

- If any amount greater than a Lifetime Benefit Payment is requested, the Contract will be liquidated and the rider will terminate.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Inasmuch as the riders are affected only by changes to the relevant Covered Life, only these types of changes are discussed below. We reserve the right to approve all Covered Life changes. Certain approved changes in the designation of a Covered Life may cause a recalculation of the rider benefits. Covered Life changes also allow us, in our discretion, to impose then prevailing investment restrictions, as described below.

Any Covered Life change made within the first six months from the Contract Issue date will have no impact on the Payment Base or Deferral Bonus Base as long as each succeeding Covered Life is less than the maximum age limitation of the rider at the time of the change. The Withdrawal Percentage, Lifetime Benefit Payment, and Threshold Payment, as applicable, will thereafter change based on the age of the new relevant Covered Life.

-   SINGLE LIFE OPTION:

Any Covered Life changes after the first six months from Contract Issue date will cause a reset as follows:

    A. If we no longer offer such rider, we will revoke the rider. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If we offer the rider, then we will use the attained age of the older Covered Life as of the date of the Covered Life change to reset the Withdrawal Percentage, Lifetime Benefit Payment, Threshold Payment and Transfer Limit. The Payment Base will be recalculated to be the lesser of the Contract Value or the Payment Base effective on the date of the change. If no partial Surrenders or Transfers to the Personal Pension Account above the Transfer Limit have been taken, the Deferral Bonus Base will be recalculated to be the lesser of the Contract Value or the Deferral Bonus Base effective on the date of the change. If a partial Surrender has been taken or there had been a transfer to the Personal Pension Account above the Transfer Limit prior to the date of the Covered Life change, the Deferral Bonus Period will end and the Deferral Bonus Base will be zero; or

C. If we offer such rider and the older Covered Life after the change exceeds the maximum age limitation of this rider at the time of the change; the rider will be terminated and removed from the Contract.

If such rider is no longer available for sale, we will determine the issue age limitation of the rider on a non-discriminatory basis.

-   JOINT/SPOUSAL OPTION:

After the first six months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders, including a transfer to the Personal Pension Account, have not yet been taken, in the event that you and your Spouse become legally divorced, you may add a new Spouse to the Contract provided that the age limitation of the rider is not exceeded, the Payment Base and Deferral Bonus Base will remain the same. We will then recalculate your Withdrawal Percentage, Lifetime Benefit Payment, Threshold Payment and Transfer Limit based on the age of the younger Covered Life as of the date of the change. The charge for the rider will remain the same.

Alternatively, if after the first six months from the Contract Issue date, if you elected the Joint/Spousal Option and partial Surrenders have been taken or a transfer to the Personal Pension Account has been made, in the event that you and your Spouse become legally divorced, you may only remove your ex-Spouse from the Contract whereupon the Payment Base and Deferral Bonus Base will remain the same. We will then recalculate your Withdrawal Percentage, Lifetime Benefit Payment, Threshold Payment and Transfer Limit based on the age of the remaining Covered Life as of the date of the change. These recalculations will continue to be based on the Joint/ Spousal Option. You may not convert your Joint/Spousal Option election to a Single Life Option. The charge for the rider will remain the same.

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If you have elected the Joint/Spousal Option and after the first six months following the Contract issue date, if any Covered Life change takes place that is not due to a divorce, then:

    A. If the older Covered Life after the change is equal to or less than the maximum age limitation of the rider at the time of the change, then we will revoke the rider. The charge for the rider then in effect will be assessed on the revocation date and will no longer be assessed thereafter; or

    B. If the older Covered Life after the change exceeds the maximum age limitation of the rider, or we no longer offer the rider, then the rider will terminate.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-   SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Contract and the rider are continued as described below, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for new sales at the time of continuation. The Covered Life will be re-determined on the date of Spousal Contract continuation.

If the new Covered Life is less than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Payment Base and Deferral Bonus Base will be set equal to the Contract Value, the Withdrawal Percentage, Lifetime Benefit Payment, Threshold Payment and Transfer Limit will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. The Deferral Bonus Period will not be re-set but will continue, if applicable, uninterrupted. If the new Covered Life equal or older than the maximum rider age at the time of the Spousal Contract continuation, the rider will terminate and the rider charge will no longer be assessed.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the rider and the rider charge will no longer be assessed.

-   JOINT/SPOUSAL OPTION:

Either rider is designed to facilitate the continuation of your rights by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Contract and the rider are continued as described below, the rider will continue with respect to all benefits at the then current rider charge. The benefits will be reset as follows:

- The Payment Base will be equal to the greater of Contract Value or the Payment Base on the Spousal Contract continuation date;

- The Deferral Bonus Base will be equal to the greater of Contract Value or the Deferral Bonus Base on the Spousal Contract continuation date;

- The Deferral Bonus Period, if applicable, will not reset; the Deferral Bonus Period will continue uninterrupted;

- The Lifetime Benefit Payment, Threshold Payment, and Transfer Limit will be recalculated; and

- The Withdrawal Percentage will remain at the current percentage if partial Surrenders have commenced; otherwise the Withdrawal Percentage will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date.

The remaining Covered Life cannot name a new Owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. Either rider will terminate upon the death of the remaining Covered Life.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules or, alternatively, under the rules applicable when the Contract Value is below our minimum amount rule then in effect.

If your Contract Value is reduced below our minimum amount rule (as defined in your Contract and described above), then in effect, your Annuity Commencement Date will be attained and we will no longer accept subsequent Premium Payments. We will then issue you a payout annuity. You may elect the frequency of your payments from those offered by us at such time, but will not be less frequently than annually.

SINGLE LIFE OPTION:

If you have elected the Single Life Option, we will issue you a Life Annuity (Option One). The lifetime portion will be based on the Covered Life determined at Annuity Commencement Date. We treat the Covered Life as the Annuitant for this payout option. If there is more than one Covered Life, then the lifetime portion will be based on both Covered Lives. The Covered Lives will be the Annuitant and joint Annuitant for this payout option. The lifetime portion will terminate on the first death of the two.

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If the older Annuitant is age 59 1/2 or younger, we will automatically defer the date the payments begin until the anniversary after the older Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the later of the death of any Annuitant or a minimum number of years.

If the Annuitant and joint Annuitant are alive and the older Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of any Annuitant or a period certain.

JOINT/SPOUSAL OPTION:

If you have elected the Joint/Spousal Option and both Spouses are alive, we will issue you a Joint and Last Survivor Life Annuity (Option Four). If only one Spouse is alive, we will issue a Life Annuity (Option One). The lifetime portion will be based on the surviving Covered Life. The Covered Lives will be the Annuitant and Joint Annuitant for this payout option. The lifetime benefit will terminate on the last death of the two.

If the younger Annuitant is alive and age 59 1/2 or younger, we will automatically defer the date that payments begin until the anniversary after the younger Annuitant attains age 59 1/2 and is eligible to receive payments in a fixed dollar amount until the death of the last surviving Annuitant or a period certain.

If the Annuitant is alive and the younger Annuitant is age 59 1/2 or older, you will receive payments in a fixed dollar amount until the later of the death of the last surviving Annuitant or a minimum number of years.

These options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457. For such Contracts, this option will be available only if the Period Certain Payout is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s), Fund(s), and other investment program(s) approved and designated by us that correspond with the rider version chosen. As of the date of this prospectus, if you elect Future5, you must invest in the Portfolio Planner or Investment Strategies asset allocation models or approved Funds listed in Appendix D. These models will be rebalanced quarterly. If you elect Future6, you must invest in the Personal Protection Portfolio asset allocation models listed in Appendix D. The Personal Protection Portfolio models are rebalanced monthly.

We may prospectively modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while either rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) is merged into another fund,
(ii) changes investment objectives, (iii) closes to further investments and/or
(iv) fails to meet acceptable risk parameters. These reservations will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4(a) for more information regarding the potential impact of fund mergers and liquidations with respect to then existing investments within an asset allocation model.

Except as provided below, failure to comply with any applicable investment requirement or restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable investment requirements or restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. Termination of the rider will not terminate any concurrent guaranteed minimum death benefit rider. In the event of a conflict between the investment requirements and restrictions of this rider and those imposed by any other guaranteed minimum death benefit rider, the investment requirements and restrictions of this rider shall prevail.

If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have a one time opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a fifteen day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, transfer Contract Value into the Personal Pension Account or make a Covered Life change. Upon reinstatement, your Payment Base will be reset at the lower of the Payment Base prior to the termination or Contract Value as of the date of reinstatement. Your Withdrawal Percentage will be reset to equal the Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.

Upon reinstatement, your Deferral Bonus Base will be reset at the lower of the Deferral Bonus Base prior to the termination or Contract Value as of the date of reinstatement.

We may require that you comply with then prevailing investment restrictions upon Spousal Contract continuation or permissible Covered Life changes. Investment in any asset allocation model could mitigate losses during declining market conditions but also hamper potential gains during inclining market conditions. The asset allocation models that you must invest in under either rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions.


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Both rider versions require that you invest in asset allocation models. However, we are able to offer certain attributes associated with the Future6 rider, such as a higher deferral bonus and lower rider charges, based on our assumptions that the Personal Protection Portfolios, and particularly, the requirement to maintain 50% of your Contract Value in Hartford Portfolio Diversifier HLS Fund within these models, may reduce overall Contract Value volatility and mitigate our guarantee obligations by potentially reducing investment returns that you might have received during favorable market conditions. The Portfolio Planner or Investment Strategy Asset Allocation Models associated with the Future5 rider have a different exposure to equity markets and do not include the Hartford Portfolio Diversifier HLS Fund as an available Fund. It may therefore be reasonably assumed, that if equity markets perform well while you have the Future6 rider, aggregate positive performance results associated the Personal Protection Portfolios will be lower than the performance results possibly available with the Portfolio Planner or Investor Strategy Allocation Models. Conversely, if equity markets perform poorly, you may benefit from, among other things, the potential Contract Value preservation and comparatively lower fees associated the Personal Protection Portfolios.

The Hartford Portfolio Diversifier HLS Fund has been designed to provide performance results that generally are negatively correlated to the performance of other Funds within the Personal Protection Portfolios (i.e., the Fund will tend to perform well when those other Funds are performing poorly, but relatively poorly when those other Funds are performing well). In fact, the Fund's investments are based on data about your and other contract holders' allocations to the other Funds within the Personal Protection Portfolios.

We will periodically rebalance your investments within asset allocation models as described in Appendix D. For instance, if you select Future6 and markets perform poorly, it is anticipated that the value of the Hartford Portfolio Diversifier HLS Fund will increase in relation to other Funds within the Personal Protection Portfolios and thus investments within that Fund will be proportionately reallocated among other Funds within the Personal Protection Portfolios chosen. Likewise, when markets perform well, it is anticipated that the value of the other Funds within the Personal Protection Portfolios will increase in relation to the Hartford Portfolio Diversifier HLS Fund and thus investments within those other Funds will be proportionately reduced and reallocated into the Hartford Portfolio Diversifier HLS Fund.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. In addition, we will not accept any subsequent Premium Payments in excess of $100,000 in the aggregate while the rider is in effect without our prior approval.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Payment Base, Deferral Bonus Base and Premium Payment limits, we reserve the right to treat as one all deferred variable annuity Contracts issued by us where you have elected any similar optional withdrawal benefit rider. We will not aggregate contracts with dissimilar optional riders such as a contract with an optional guaranteed minimum accumulation benefit such as Safety Plus with a contract with a guaranteed lifetime withdrawal benefit such as Future5 or Future6. If we elect to aggregate Contracts, we will recalculate Lifetime Benefit Payments, partial Surrenders and Transfer Limits across aggregated contracts. We will also re-set the date we set these values to operate on a Calendar Year anniversary basis (i.e., January 1 Contract Anniversary) in lieu of multiple Contract Anniversaries.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- Personal Protection Portfolio models end when the Future6 rider terminates. You must provide us with re-allocation instructions at that time. We will contact you and your Financial Intermediary in writing and/or via telephone to seek instructions to re-allocate your Contract Value outside of the Personal Protection Portfolio and Hartford Portfolio Diversifier HLS Fund. You may not independently invest in the Hartford Portfolio Diversifier HLS Fund.

- If you also invest in the Personal Pension Account, transfers to the Personal Pension Account in excess of the Transfer Limit will end the Deferral Bonus Period and the Deferral Bonus Base will be zero.

- The benefits under either rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate these benefits.

- Even though either rider is designed to provide living benefits, you should not assume that you will necessarily receive "payments for life" if you have violated any of the terms of either rider or if you commence taking Threshold Payments prior to your Lifetime Income Eligibility Date. Withdrawals taken prior to the Lifetime Income Eligibility Date (Threshold Payments) are not guaranteed to be available throughout your lifetime. Such withdrawals will reduce (and may even eliminate) the Payment Base otherwise available to establish lifetime benefits.

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-   The determination of the relevant Covered Life is established by us and is critical to the determination of many important benefits such as the Withdrawal Percentage used to set Lifetime Benefit Payments and the Transfer Limit.

-   We may withdraw this rider for new sales at any time.

- If you elect either rider, you must elect an optional guaranteed minimum death benefit such as Maximum Anniversary Value III or Return of Premium III for an additional charge. If you violate the terms of either rider, but not the terms of the optional Death Benefit rider, we will terminate this rider but you may be required to continue the Death Benefit rider at an additional charge.

- When the Single Life Option is chosen, Spouses may find continuation of either rider to be unavailable or unattractive after the death of the Contract Owner. Continuation of the benefits available in either optional rider is dependent upon its availability at the time of death of the first Covered Life.

- Annuity payout options available subsequent to the Annuity Commencement Date may not necessarily provide a stream of income for your lifetime and may be less than Lifetime Benefit Payments.

- The fee for either rider may change at every Contract Anniversary irrespective of Market Increases or Deferral Bonuses, if any.

- WE DO NOT AUTOMATICALLY INCREASE PAYMENTS UNDER THE AUTOMATIC INCOME PROGRAM IF YOUR LIFETIME BENEFIT PAYMENT INCREASES. IF YOU ARE ENROLLED IN OUR AUTOMATIC INCOME PROGRAM TO MAKE LIFETIME BENEFIT PAYMENTS AND YOUR ELIGIBLE LIFETIME BENEFIT PAYMENT INCREASES, YOU NEED TO REQUEST AN INCREASE IN YOUR AUTOMATIC INCOME PROGRAM. WE WILL NOT INDIVIDUALLY NOTIFY YOU OF THIS PRIVILEGE.

- We will share data regarding your Contract with our affiliates or designees to help us manage our guarantee obligations under this rider.

- The purchase of these riders may not be appropriate for custodial owned contracts, beneficiary or inherited IRAs or contracts owned by certain types of non-natural entities, including Charitable Trusts. Because these types of owners and many non-natural entities may be required to make certain periodic distributions and those amounts may be different than the withdrawal limits permitted under the rider, you should discuss this with your tax advisor or investment professional to determine the appropriateness of this benefit. We are not responsible for violations to riders due to your obligation to comply with RMD obligations.

- Future6 is referred to as Guaranteed Minimum Withdrawal Benefit Plus in your Contract. Future5 is referred to as Guaranteed Minimum Withdrawal Benefit in your Contract.

B. PERSONAL PENSION ACCOUNT

INTERESTS IN THE PERSONAL PENSION ACCOUNT ARE NOT REGISTERED UNDER THE 1933 ACT AND THE PERSONAL PENSION ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE PERSONAL PENSION ACCOUNT NOR ANY OF ITS INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURES REGARDING THE PERSONAL PENSION ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT THE PERSONAL PENSION ACCOUNT IS SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE PERSONAL PENSION ACCOUNT IS CURRENTLY AVAILABLE TO IRA, ROTH IRA, SEP AND NON-QUALIFIED PLAN TYPES. THE PERSONAL PENSION ACCOUNT MAY NOT BE AVAILABLE TO ALL TYPES OF OWNERSHIP ARRANGEMENTS, OR IN ALL STATES.

OBJECTIVE

The objective of the rider is to provide a fixed rate of growth on investments and longevity protection through the certainty of predetermined lifetime payouts and a death benefit. Withdrawals from the Personal Pension Account may be subject to commutation, please see below.

HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?

The Personal Pension Account bears some similarities to a Fixed Accumulation Feature where you may also receive a fixed interest rate investment return. In this regard, the Personal Pension Account is an alternative to the uncertainty of investing in Funds where your return depends on the investment performance of the Funds you select. However, the Personal Pension Account operates very differently than the Fixed Accumulation Feature. The Fixed Accumulation Feature is designed to serve as a conventional accumulation-oriented investment; you put money in to build up your investment, and you can then withdraw money to meet financial needs as they arise. You can also transfer some or all of your investment to the Funds or the Personal Pension Account, and your beneficiaries receive a death benefit if you die. The Personal Pension Account is designed to serve a different purpose; it has features and guarantees that you can use to design your own personal pension plan to provide guaranteed life-long income payouts without having to use Funds or Fixed Accumulation Feature for that purpose. You will know at the time of each Personal Pension Account Contribution what you can expect in terms of guaranteed payout rates (provided that Personal Pension Account Payouts are commenced during your Guarantee Window). Crediting rates (which reduce over time bands) are also available at or prior to each

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Personal Pension Account Contribution. While you can also use the Fixed
Accumulation Feature to take systematic withdrawals or annuity payouts, the amount of those income payments is not guaranteed in advance.

Why would you invest in the Fixed Accumulation Feature if the Personal Pension Account rider gives you guaranteed payout rates and more flexibility structuring payouts? In order to give you the guarantees and income payment flexibility, we had to place significant restrictions on how much you can transfer out of the Personal Pension Account in any year as well as on your ability to receive lump sum payments. Instead of SURRENDERING part or all of the amounts you have built up in the Personal Pension Account, you can get a lump sum payment only by specifying some or all of the payouts you are receiving, and then COMMUTING them into a lump sum. When you commute your Personal Pension Account, you may end up getting less than you would have if you invested in the Fixed Accumulation Feature or Funds. This is the tradeoff you have to accept in return for getting the additional flexibility and guarantees that let you design your own personal pension plan.

The Personal Pension Account also bears many similarities to guaranteed minimum withdrawal benefits such as Future5 and Future6. Generally speaking, however, the Personal Pension Account may better satisfy a long-term investor's need for the present certainty of future lifetime payouts (subject to limitations) than is otherwise available to those electing a guaranteed minimum withdrawal benefit.

WHEN CAN YOU BUY THE RIDER?

You may elect to invest through the rider at any time(s). Except as noted below (see Personal Pension Account Transfer Programs - Other Considerations), the minimum initial Personal Pension Account Contribution is $10,000 and failure to maintain a minimum Accumulation Balance of $5,000 will result in premature commencement of Personal Pension Account Payouts. Subsequent Premium Payments can be made into Funds and/or the Fixed Accumulation Feature before or after Personal Pension Account Payouts have begun (if received before your Annuity Commencement Date).

We may close the Personal Pension Account to new Personal Pension Account Contributions at any time without notice. We may also make the Personal Pension Account available only through enrollment in one or more investment Programs that we establish.

DOES BUYING THE RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

No.

HOW IS THE CHARGE FOR THE RIDER CALCULATED?

We do not charge a separate rider fee for the Personal Pension Account. Our expenses associated with offering this rider are factored into credited and payout rates.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?

Yes. You invest in the Personal Pension Account through Personal Pension Account Contributions. Your first Personal Pension Account Contribution becomes your initial "Benefit Balance." The Benefit Balance will be increased by the amount of each subsequent Personal Pension Account Contribution, transfers into the Personal Pension Account from the Fixed Accumulation Feature and Funds; and, credited interest. Unlike the Fixed Accumulation Feature, the Benefit Balance is not indicative of what you would receive as a lump sum.

Once you start taking Personal Pension Account Payouts, your Benefit Balance is divided into an "Accumulation Balance" and "Annuity Payout Value." Annuity Payout Value refers to the sums used to fund your Personal Pension Account Payouts and anything remaining is referred to as your Accumulation Balance. Because you may convert all or any portion of your Accumulation Balance into Personal Pension Account Payouts at different times, you may have more than one Annuity Payout Value.

We will credit interest to your Accumulation Balance at a minimum rate of 1.5% (called a "credited rate(s)") for so long as you have an investment in the Personal Pension Account. We may apply a credited rate that is higher than this minimum interest rate. Different credited rates may apply during the course of your investment in the Personal Pension Account. Credited rates may also vary based on contract variation, Annuity Payout Option, and your gender.

We may prospectively set new credited rates and time periods over which such credited rate(s) shall apply that will be applied to new Personal Pension Account Contributions. This means that portions of your Accumulation Balance may earn interest at different credited rates. See Examples 1, 2 and 4 under the Personal Pension Account Examples in Appendix A for an illustration of how different credited rates may apply during the term of your Contract.

We will confirm your credited rate schedule with each Personal Pension Account Contribution. There is no specific formula for determining credited rates and no assurances are offered as to future credited rates and their applicability to your Contract. Some of the factors that we may consider in determining credited rates include, but are not limited to, general economic trends, rates of return currently available for the types of investments and durations that match these or our general liabilities and anticipated yields on our General Account investments, regulatory and tax requirements, mortality risks, and competitive factors. We expect to make a profit in setting credited rates.

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We will account for any Personal Pension Account Contributions, Personal Pension
Account Payouts, interest, and deductions separately and on a first-in, first-out basis for the purposes of determining which credited rates are associated with each Personal Pension Account Contribution.

IS THE RIDER DESIGNED TO PAY YOU WITHDRAWALS FOR YOUR LIFETIME?

Yes. You may tell us to start paying you annuity payouts called "Personal Pension Account Payouts" at any time or at different times until your Annuity Commencement Date. There is a thirty day waiting period for your first Personal Pension Account Payout following each Personal Pension Account Start Date.

Your ability to receive lump sum payments from the Personal Pension Account is limited. You do not withdraw any part of your Benefit Balance in the same way that you can Surrender your Contract Value from Funds or the Fixed Accumulation Feature. Rather, you must convert Accumulation Balance into an Annuity Payout Value that is then used to set your Personal Pension Account Payouts. In contrast, you may Surrender any or all of your Contract Value without affecting your Annuity Payout Value and may commute any or all of your Annuity Payout Value without affecting your Contract Value. You may terminate your Contract by
(a) fully surrendering all of your Contract Value in the Funds and Fixed Accumulation Feature; and (b) commuting your Annuity Payout Value in your Personal Pension Account (as discussed in more detail below) thereby giving up your right to future Personal Pension Account Payouts. The amount ultimately received as a consequence of your investment in the Personal Pension Account is not predictable because of the uncertainty of factors such as how long you have invested in the Personal Pension Account, credited rates in effect at the time of investment, the discount rate used for commutation, and how long you receive lifetime Personal Pension Account Payouts.

We reserve the right to require that you own your Contract for at least six months before you start receiving Personal Pension Account Payouts. For Qualified Contracts, we reserve the right to require that you start taking Personal Pension Account Payouts no later than when the Annuitant turns age 70 1/2.

Personal Pension Account Payouts received prior to the Annuity Commencement Date are considered to be partial annuitizations under the Code. You will automatically start receiving Personal Pension Account Payouts on your Annuity Commencement Date. Personal Pension Account Payouts will be paid in the manner described in Annuity Payout Option Two or Eight under the heading "When do your Annuity Payouts begin?" under the Annuity Payouts section.

We will calculate the amount of your Personal Pension Account Payouts by applying the applicable payout rate to your Accumulation Balance. We will provide you with guaranteed payout rates corresponding with your Guarantee Window each time that you make a Personal Pension Account Contribution. Payout rates are set at our sole discretion. Minimum guaranteed payout rates are described in your Contract. Payout rates may vary based on contract variation, gender and the Annuity Payout Option selected. There is no specific formula for determining payout rates and, except as specifically provided below, there is no assurance as to future payout rates. Some of the factors that we may consider in determining payout rates include, but are not limited to, general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our General Account investments, regulatory and tax requirements, and competitive factors and mortality tables (including age and gender factors). We expect to make a profit in setting payout rates.

When you first make a Personal Pension Account Contribution, you will be required to choose a Target Income Age at which Personal Pension Account Payouts are likely to begin. The Target Income Age cannot exceed twenty years from the oldest Annuitant's age (Single Life Option) or the oldest Spouse (Joint Life Option) at the time of investment or age 80, whichever shall first occur. A single Target Income Age will apply to your Contract irrespective of the number of subsequent Personal Pension Account Contributions you may make in the future. Except as provided under Annuity Payout Option Two and Eight, the Target Income Age cannot be changed.

We will use guaranteed payout rate(s) to calculate Personal Pension Account Payouts if you commence taking Personal Pension Account Payouts during the timeframe that begins three years prior to the Target Income Age and ends three years after the Target Income Age (this seven year period is referred to as the "Guarantee Window"). IN THE EVENT THAT YOU DO NOT ESTABLISH A TARGET INCOME AGE THAT IS AT LEAST THREE YEARS FROM YOUR CURRENT AGE WHEN YOU MAKE YOUR FIRST PERSONAL PENSION ACCOUNT CONTRIBUTION, WE WILL AUTOMATICALLY RESET YOUR TARGET INCOME AGE TO SUCH DATE AND ADJUST YOUR GUARANTEE WINDOW ACCORDINGLY, SUBJECT TO THE MAXIMUM TARGET INCOME AGE LIMITATIONS STATED ABOVE. If you elect Annuity Payout Option Eight, we will establish payout rates by deducting the age of the youngest Annuitant from the age of the oldest Annuitant as of the date of your initial Personal Pension Account Contribution. This differential in ages (rounded up to a full year) will also be used for establishing payout rates for any subsequent Personal Pension Account Contributions regardless of when during each calendar year they are made.

If you commence taking Personal Pension Account Payouts at any time outside of the Guarantee Window, then we will calculate your Personal Pension Account Payouts using the lower of (x) then current payout rate(s) or (y) the maximum payout rate applicable at the time of each Contribution that corresponds to the actual time deferred; but, in no event will the payout rate be less than (z) the minimum guaranteed payout specified in your Contract. PERSONAL PENSION ACCOUNT PAYOUTS TAKEN OUTSIDE OF YOUR GUARANTEE

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WINDOW ARE NOT GUARANTEED. The existence of guaranteed payout rates, among other things, distinguishes the Personal Pension Account from the way we treat annuitization of your Contract Value and investments in the Fixed Accumulation Feature at the end of the accumulation phase of your Contract. See Examples 1 and 4 under the Personal Pension Account Examples in Appendix A for an illustration of Personal Pension Account Payouts during the Guarantee Window.

Personal Pension Account Payouts are not cumulative and may not be advanced, commuted or accelerated, except as explicitly stated in this prospectus. Subject to applicable state insurance law, the Personal Pension Account does not establish a cash surrender benefit.

Personal Pension Account Payouts will generally terminate upon receipt of due proof of death of the Owner, joint Owner, Annuitant, or Joint Annuitant (if applicable), depending on the Annuity Payout Option then in effect. Please refer to the Annuity Payouts section for more information regarding the cessation of Personal Pension Account Payouts based on the death of an Owner, Annuitant or Joint Annuitant, as applicable, and how these events vary depending upon whether transpiring before or after the Annuity Commencement Date.

IS THIS RIDER DESIGNED TO PAY YOU A DEATH BENEFIT?

Yes. The Personal Pension Account includes a Death Benefit that is initially equal to your Benefit Balance. Your Personal Pension Account Death Benefit increases as a result of additional Personal Pension Account Contributions, transfers into the Personal Pension Account, and credited interest. YOUR PERSONAL PENSION ACCOUNT DEATH BENEFIT DECREASES AS YOU TAKE PERSONAL PENSION ACCOUNT PAYOUTS. YOUR PERSONAL PENSION ACCOUNT DEATH BENEFIT ALSO DECREASES UPON COMMUTATION OF YOUR ANNUITY PAYOUT VALUE AND MAY BE ELIMINATED OVER TIME. Benefit Balance transfers to Funds and/or the Fixed Accumulation Feature also decrease your Personal Pension Account Death Benefit but because these amounts are converted into Contract Value, they become part of the standard Death Benefit and/or an optional Death Benefit then in effect. The method of payment of the Death Benefit will be subject to the restrictions described in the "Standard Death Benefit" section. Personal Pension Account Death Benefits are not subject to annuitization, commutation or the imposition of a CDSC, if applicable.

DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?

No. The Personal Pension Account Death Benefit supplements the standard Death Benefit or any optional Death Benefit then in effect.

CAN YOU REVOKE THE RIDER?

No.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

LUMP SUM PAYMENTS - You may commute any or all of your Annuity Payout Value to get a lump sum payment from the Personal Pension Account. You must therefore initiate Personal Pension Account Payouts to commute your Annuity Payout Value.

We compute your Personal Pension Account commuted value by first calculating the number of Personal Pension Account Payouts (corresponding to the Annuity Payout Value that you seek to commute) that when added together will equal the amount of your commutation request. We then compute the time period over which these Personal Pension Account Payouts would have otherwise been paid (this time period is called the "Guaranteed Payout Duration"). We then use a present value formula to compute the lump sum payable to you using the discount rate then in effect. Please see "What is the Commuted Value?" in the Surrenders section and Personal Pension Account Examples 4a and 4b in Appendix A for more information about how Guaranteed Payout Duration is determined.

Personal Pension Account Payouts based on the remaining, non-commuted portion of your Annuity Payout Value will resume after the Guaranteed Payout Duration based on the same frequency established on your original Personal Pension Account Start Date provided that Personal Pension Account Payouts have not been terminated based on a death event pursuant to the relevant Annuity Payout Option.

YOUR COMMUTED VALUE MAY BE SIGNIFICANTLY LESS THAN YOUR ANNUITY PAYOUT VALUE. This is because your commuted value depends on a number of factors, including the difference between interest rates currently being credited and the discount rate we are then using for commutation, how long you have invested in the Personal Pension Account and how long Personal Pension Account Payouts are payable pursuant to the relevant Annuity Payout Option. Please refer to "What kinds of Surrenders are available?" and "What is the Commuted Value?" in the Surrenders section as well as Example 4 under the Personal Pension Account Examples in Appendix A for more information about how commutation works.

TRANSFERS - Each Contract Year, you may transfer a portion of your Accumulation Balance to the Fixed Accumulation Feature or Funds without having to comply with the annuitization and commutation requirements discussed above. All transfer allocations must be in whole numbers (e.g., 1%). The maximum amount of Accumulation Balance that may be transferred is the highest of:

-   4% of your Accumulation Balance as of your prior Contract Anniversary;

- the amount of interest credited to your Accumulation Balance over the most recent full Contract Year; or

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-   the amount of Accumulation Balance transferred to Contract Value during the most recent full Contract Year.

We reserve the right to: (a) limit the number of transfers from the Personal Pension Account; (b) make you wait six months after your most recent transfer from the Personal Pension Account before moving Contract Value back into the Personal Pension Account; or (c) revoke this transfer privilege at any time. Amounts transferred out of the Personal Pension Account will reduce the Accumulation Balance by the amount transferred. Amounts transferred from the Personal Pension Account to the Fixed Accumulation Feature or Funds become part of your Contract Value. You may also transfer Contract Value from your Funds or Fixed Accumulation Feature into the Personal Pension Account. Such transfers will reduce the amount of any optional Death Benefit, and will result in a re-allocation of the AWA and Remaining Gross Premiums associated with your Contract Value and your Personal Pension Account investments. If you have also elected a guaranteed accumulation or withdrawal benefit, please refer to the section entitled "What effect do partial or full Surrenders have on your benefits under the rider?" within such prospectus sections for more information about the impacts of transfers to and from the Personal Pension Account on such benefits. If applicable, no CDSC will be applied to Accumulation Balance transferred to Funds or the Fixed Accumulation Feature, or vice versa. No transfers may be made to or from the Personal Pension Account after the Annuity Commencement Date. See Example 3 under the Personal Pension Account Examples in Appendix A for an illustration of transfers into your Personal Pension Account.

AS A RESULT OF THESE OUT-BOUND TRANSFER RESTRICTIONS, IT MAY TAKE A SIGNIFICANT AMOUNT OF TIME (I.E., SEVERAL YEARS) TO MOVE ACCUMULATION BALANCE TO FUNDS OR THE FIXED ACCUMULATION FEATURE AND THEREFORE THIS MAY NOT PROVIDE AN EFFECTIVE SHORT TERM DEFENSIVE STRATEGY. PLEASE REFER TO EXAMPLE 3 UNDER THE PERSONAL PENSION ACCOUNT EXAMPLES IN APPENDIX A FOR AN ILLUSTRATION OF TRANSFER RESTRICTIONS.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Except as otherwise provided in the Annuity Payouts section, any successor owner must continue to abide by the Target Income Age and Guarantee Window you establish at the time of your first Personal Pension Account Contribution.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

Yes. However, you may not make any Personal Pension Account Contributions anytime after your Spouse is removed from your Contract if Annuity Payout Option Eight was elected. Please refer to Annuity Payout Options Two and Eight for further information.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

You will automatically start receiving Personal Pension Account Payouts on your Annuity Commencement Date. Personal Pension Account Payouts will be paid in the manner described in Option Two or Eight under the heading "When do your Annuity Payouts begin?" under the Annuity Payouts section. You may not make any Personal Pension Account Contributions after the Annuity Commencement Date. No transfers may be made to or from the Personal Pension Account after the Annuity Commencement Date.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You have no discretion over the management of sums invested in the Personal Pension Account as they are held in our General Account.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT CONTRIBUTIONS?

Yes. Our prior approval may be required for any single or cumulative Personal Pension Account Contribution of $1 million or more. Each subsequent Personal Pension Account Contribution must be at least $1,000.

CAN WE AGGREGATE CONTRACTS?

No.

OTHER INFORMATION

This rider may not be appropriate for all investors. Several factors, among others, should be considered:

- Special consideration should be given by Personal Pension Account investors who are under age 40 based on the twenty-year limitation on setting your Target Income Age and the absence of guaranteed payout rates applied if Personal Pension Account Payouts commence outside of your Guarantee Window.

- Because we impose commutation and transfer limitations, please work with your investment professional to ensure that your investments in the Fixed Accumulation Feature and Funds (in addition to other available assets) will be adequate to meet your liquidity and/or Required Minimum Distribution
    (RMD) (if applicable) needs before investing in the Personal Pension
    Account.

- Credited rates available under the Personal Pension Account may be higher or lower than interest rates offered under the Fixed Accumulation Feature.

- You must select either Annuity Payout Option Two or Eight in order to receive Personal Pension Account Payouts. These Annuity Payout Options include restrictions as to who may serve as Annuitant, Joint Annuitant and Beneficiary.

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-   Anyone considering investing their entire Deposit into the Personal Pension
    Account should first discuss with their investment professional whether a single premium immediate annuity may offer better payout rates.

- The Personal Pension Account should not be confused with a pension plan under ERISA. Neither we nor any of our affiliates assume any fiduciary duties; as such terms are defined under ERISA laws and regulations. The Personal Pension Account is not a defined benefit plan guaranteed by the Pension Benefit Guaranty Corporation or any federal or state government agency. This feature is not a corporate pension plan issued by us or our affiliates.

7. OPTIONAL ACCUMULATION BENEFIT

SAFETY PLUS

OBJECTIVE

The objective of the rider is to ensure that you receive no less than the Guaranteed Accumulation Benefit of the Safety Plus rider on the Rider Maturity Date and provides enhanced income to the Personal Pension Account at the Rider Maturity Date. Your Guaranteed Accumulation Benefit will initially equal your Premium Payments and will increase by subsequent Premium Payments and any amounts that you transfer from the Personal Pension Account if such Premium Payments and transfers are received before your first rider anniversary.

Please consider the following prior to electing this rider:

- The rider has investment restrictions. Violation of the investment restrictions may result in termination of the rider.

- Partial Surrenders and excess transfers to the Personal Pension Account will reduce the benefit proportionally, as described below.

-   You must elect an optional death benefit with the rider.

HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?

On the tenth Contract Anniversary from the date you buy the rider (the "Rider Maturity Date"), we will compare your Contract Value with the Guaranteed Accumulation Benefit. If the Guaranteed Accumulation Benefit is greater than your Contract Value, then we will apply a one-time adjustment to your Contract Value equal to the difference between your Contract Value and Guaranteed Accumulation Benefit. This one-time adjustment will be distributed among the various Funds and Fixed Accumulation Feature, if applicable, in which your Contract Value is then allocated, on a pro-rata basis. After this one-time adjustment, the rider will terminate. However, if your Contract Value on the Rider Maturity Date is greater than the Guaranteed Accumulation Benefit, then there will be no adjustment to your Contract Value and the rider will terminate without notice. See Safety Plus Examples 1-2 in Appendix A.

At the Rider Maturity Date, if you elect to transfer Contract Value into the Personal Pension Account, we will apply a one-time increase to the Personal Pension Account Maximum Guaranteed Payout Purchase Rate to an amount up to, but not greater than, the Guaranteed Accumulation Benefit, this increase is referred to as the "Income Enhancer", described below.

WHEN CAN YOU BUY THE RIDER?

You may only buy the rider at the time you buy your Contract. The maximum age of any Contract Owner or Annuitant when buying this rider is 80. You must indentify your Spouse as the Joint Annuitant when electing this rider if electing Annuity Payout Option Eight.

The rider may not be available through all investment professionals and may be subject to additional restrictions set by your investment professional. The rider may not be available in all states. We reserve the right to withdraw the rider or any rider charge structure at any time.

DOES BUYING THE RIDER PRECLUDE YOU FROM BUYING OTHER RIDERS?

Yes, buying this rider precludes you from electing Future5 or Future6. As a condition to receiving rider benefits, you must also buy and maintain either the Return of Premium III or the Maximum Anniversary Value III death benefit rider.

HOW IS THE CHARGE FOR THE RIDER CALCULATED?

The fee for the rider is based on your Guaranteed Accumulation Benefit. We will deduct the rider charge on each Contract Anniversary on a pro-rated basis from each Sub-Account and the Fixed Accumulation Feature until the Rider Maturity Date.

We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. We will not increase the rider charge by more than 0.50% during any Contract Year. We will provide advance notice of changes to your rider charge.

If the rider is revoked or terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on Guaranteed Accumulation Benefit immediately prior to such termination, or full Surrender. We may also reset the rider charge upon Spousal Contract continuation or a Covered Life change.


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DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?

Yes. Your Guaranteed Accumulation Benefit is the basis upon which we determine our guarantee obligation on the Rider Maturity Date. Your starting Guaranteed Accumulation Benefit will equal your initial Premium Payment (without deduction for sales charges, if any). Your Guaranteed Accumulation Benefit will increase, on a dollar-for-dollar basis, to reflect subsequent Premium Payments and any amounts that you transfer from the Personal Pension Account only if such Premium Payments and transfer are received before your first rider anniversary. Please refer to Safety Plus Examples 1-2 in Appendix A.

Surrenders will reduce your Guaranteed Accumulation Benefit on a proportionate basis. If your Contract Value is less than your Guaranteed Accumulation Benefit, reductions on a proportionate basis may be greater than if taken on a dollar-for-dollar basis. See Safety Plus Examples 3 and 4 in Appendix A for an illustration of this calculation.

Transfers into the Personal Pension Account that are equal to or less than the Transfer Limit will reduce your Guaranteed Accumulation Benefit on a dollar-for-dollar basis. Transfers in excess the Transfer Limit in any Contract Year will then reduce your Guaranteed Accumulation Benefit on a proportionate basis. Please refer to Safety Plus Examples 2; 3 and 4 in Appendix A for an illustration of partial Surrenders and the Transfer Limit.

You may not carry over unused transfer sums from one Contract Year to another. Your Transfer Limit may change on each Contract Anniversary and whenever you make subsequent Premium Payments, make Surrenders, transfer sums from the Personal Pension Account or make an change in the Owners of the Contract. The Maximum Anniversary Value III and the Return of Premium III death benefit riders each have their own Transfer Limit, which may be a different amount than the Transfer Limit imposed by Safety Plus. In the event of a conflict, the Transfer Limit of Safety Plus prevails. The Safety Plus Transfer Limit is equal to 5% of the Guaranteed Accumulation Benefit at each Contract Anniversary.

Your Guaranteed Accumulation Benefit can never be less than $0 or more than $5 million. Any activities that would otherwise increase your Guaranteed Accumulation Benefit above this limit will not be included for any benefits under the rider.

-   Income Enhancer

At the Rider Maturity Date, if you elect to transfer Contract Value into the Personal Pension Account under this option, we will apply an increase to the Personal Pension Account Maximum Guaranteed Payout Purchase Rate equal to 20% greater than the then current Personal Pension Account Maximum Guaranteed Payout Purchase Rate. The increased payout rate will only be applied to an amount up to, but not greater than, the Guaranteed Accumulation Benefit and must be transferred to the Personal Pension Account after the Rider Maturity Date but prior to the eleventh Contract Anniversary following the rider effective date. Please refer to Safety Plus example 2 in Appendix A.

Transferring Contract Value may proportionately reduce your Death Benefit. Please refer to "What effect do partial or full Surrenders have on your benefits under the rider?" for more information regarding excessive transfers. Please refer to the Annuity Payout section - Annuity Payout Option Eight, for important considerations regarding the configuration of contract ownership roles when selecting a joint and last survivor life annuity payout option for Personal Pension Account Payouts.

IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

No.

IS THE RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No. However, by electing this rider you are required to elect and maintain an optional death benefit rider.

DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?

No.

CAN YOU REVOKE THE RIDER?

Yes. At anytime following the earlier of Spousal Contract continuation or the fifth Contract Anniversary after the rider effective date, you may elect to terminate this rider. The Contract Value will not be adjusted to equal the Guaranteed Accumulation Benefit and the rider will terminate.

WHAT EFFECT DO PARTIAL OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Please refer to "Does your benefit base change under the rider?" for the effect of partial Surrenders and transfers to and from the Personal Pension Account. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not the Guaranteed Accumulation Benefit.

IF YOUR CONTRACT VALUE ON ANY CONTRACT ANNIVERSARY IS EVER REDUCED BELOW THE MINIMUM AMOUNT AS A RESULT OF INVESTMENT PERFORMANCE, OR IF ON ANY VALUATION DAY A PARTIAL SURRENDER IS TAKEN THAT REDUCES YOUR CONTRACT VALUE BELOW THE MINIMUM AMOUNT, THEN YOUR CONTRACT VALUE WILL BE LIQUIDATED AND THE CONTRACT AND ALL ITS RIDERS, INCLUDING THIS RIDER, SHALL TERMINATE AND NO RIDER BENEFITS SHALL BE PAID.

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WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

Any Contract change before the Annuity Commencement Date which causes a change in the ownership will result in the recalculation of the benefits provided under the rider. We reserve the right to approve any ownership changes. The following are the effects of a change in ownership:

    A. If the age of the oldest Owner(s) after the ownership change is greater than the maximum issue age for this rider on the effective Valuation Day of the ownership change, we will terminate the rider.

    B. The options below apply if the age of the oldest Owner(s) after the ownership change is less than or equal to the maximum issue age of the rider at the time of the ownership change.

       1. Ownership changes within the first six months from the Contract Issue date will not cause a recalculation of the benefits or changes under the rider.

       2. Ownership changes after the first six months from the Contract Issue date will cause a recalculation of the benefits under either (a) or
            (b):

         (a) If the rider or a similar rider, as we determine, is not currently available for sale we will terminate the rider; or

         (b) If the rider is currently available for sale, we will continue the existing rider at the rider charge that is currently being assessed (or the last declared initial, minimum and maximum rider charge, if higher). The Guaranteed Accumulation Benefit will be recalculated to equal the lesser of the Contract Value or the then current Guaranteed Accumulation Benefit, on the effective Valuation Day of the ownership change. The Rider Maturity Date will not change.

CAN YOUR SPOUSE CONTINUE YOUR RIDER?

Yes. The following are the effects of an ownership change if your Spouse continues the Contract under the "Spouse Beneficiary" provision of the Contract, if applicable:

If your Spouse is less than or equal to the maximum issue age for the rider at the time of the continuation, then either (a) or (b) will apply as follows:

    a) If the rider is not currently available for sale or a similar rider, as we determine, we will terminate this rider; or

    b) If the rider is currently available for sale, we will continue the rider at the rider charge that is then currently being assessed. The Guaranteed Accumulation Benefit will not change. The Rider Maturity Date will not change.

If your Spouse is greater than the maximum issue age for the rider on the effective Valuation Day of the Spousal Contract continuation, we will terminate the rider.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract before the Rider Maturity Date, you will forfeit all of your rights under the rider and will not receive the Guaranteed Accumulation Benefit.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s) and other investment program(s) approved and designated by us. As of the date of this prospectus, you must invest in the Personal Protection Portfolio asset allocation models listed in Appendix D. These models rebalance monthly.

We may prospectively modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, investment programs, Funds, portfolio rebalancing requirements, and other investment requirements and restrictions that apply while this rider is in effect. For instance, we might amend these asset allocation models if a Fund (i) is merged into another fund,
(ii) changes investment objectives, (iii) closes to further investments and/or
(iv) fails to meet acceptable risk parameters. We will give you advance notice of these changes. These reservations will not be applied with respect to then existing investments. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4(a) for more information regarding the potential impact of fund mergers and liquidations with respect to then existing investments within an asset allocation model.

Except as provided below, failure to comply with any applicable investment requirement or restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable investment requirements or restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. Termination of the rider will not terminate any concurrent guaranteed minimum death benefit rider. In the event of a conflict between the investment requirements and restrictions of the rider and those imposed by any other guaranteed minimum death benefit rider, the investment requirements and restrictions of the rider shall prevail.

If the rider is terminated by us due to a failure to comply with these investment restrictions, you will have a one time opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing investment restrictions. You will have a fifteen day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, transfer Contract Value into the Personal Pension Account or change ownership. Upon reinstatement, your Guaranteed

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Accumulation Benefit will be reset at the lower of the Guaranteed Accumulation
Benefit prior to the termination or Contract Value as of the date of reinstatement.

Investment in any asset allocation model could mitigate losses during declining market conditions but also hamper potential gains during inclining market conditions. The asset allocation models that you must invest in under either rider provide very different potential risk/reward characteristics. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions.

The Personal Protection Portfolios and particularly, the requirement to maintain 50% of your Contract Value in Hartford Portfolio Diversifier HLS Fund within these models, may reduce overall Contract Value volatility and mitigate our guarantee obligations by potentially reducing investment returns that you might have received during favorable market conditions. It may therefore be reasonably assumed, that if equity markets perform well while you have the rider, aggregate positive performance results associated the Personal Protection Portfolios will be lower than the performance results of the overall market. Conversely, if equity markets perform poorly, you may benefit from, among other things, the potential Contract Value preservation and comparatively lower fees associated the Personal Protection Portfolios.

Hartford Portfolio Diversifier HLS Fund has been designed to provide performance results that generally are negatively correlated to the performance of other Funds within the Personal Protection Portfolios (i.e., the Fund will tend to perform well when those other Funds are performing poorly, but relatively poorly when those other Funds are performing well). In fact, the Fund's investments are based on data about your and other contract holders' allocations to the other Funds within the Personal Protection Portfolios.

We will rebalance your investments within asset allocation models on a monthly basis. For instance, when markets perform poorly, it is anticipated that the value of the Hartford Portfolio Diversifier HLS Fund will increase in relation to other Funds within the Personal Protection Portfolios and thus investments within that Fund will be proportionately reallocated among other Funds within the Personal Protection Portfolios chosen. Likewise, when markets perform well, it is anticipated that the value of the other Funds within the Personal Protection Portfolios will increase in relation to the Hartford Portfolio Diversifier Fund and thus investments within those other Funds will be proportionately reduced and reallocated into the Hartford Portfolio Diversifier Fund.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. In addition, we will not accept any subsequent Premium Payments in excess of $100,000 in the aggregate while the rider is in effect without our prior approval.

CAN WE AGGREGATE CONTRACTS?

Yes. For purposes of determining the Guaranteed Accumulation Benefit, we reserve the right to treat as one all deferred variable annuity contracts issued by us (or our affiliates) where you have elected any similar optional guaranteed minimum accumulation benefit rider. We will not aggregate contracts with dissimilar optional riders such as a contract with an optional guaranteed minimum accumulation benefit such as Safety Plus with a contract with a guaranteed lifetime withdrawal benefit such as Future5 or Future6.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- Personal Protection Portfolio models end when the rider terminates. You must provide us with re-allocation instructions at that time. We will contact you and your Financial Intermediary in writing and/or via telephone to seek instructions to re-allocate your Contract Value outside of the Personal Protection Portfolio and Hartford Portfolio Diversifier HLS Fund. You may not independently invest in the Hartford Portfolio Diversifier HLS Fund.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- Annuitizing your Contract, whether voluntarily or not, will impact and possibly eliminate these benefits.

- We may terminate the rider based on your violation of benefit rules and may otherwise withdraw the rider (or any benefits) for new sales at any time.

- If you elect the rider, you must elect an optional guaranteed minimum death benefit such as Maximum Anniversary Value III or Return of Premium III for an additional charge. If you violate the terms of the rider, but not the terms of the optional Death Benefit rider, we will terminate this rider but you may be required to continue the Death Benefit rider at an additional charge.

- Certain changes in ownership may result in a reduction, recalculation or forfeiture of benefits.

- The fee for the rider may change on each Contract Anniversary regardless of changes to your Guaranteed Accumulation Benefit.

- We will share data regarding your Contract with affiliates or designees to help us manage our guarantee obligation under this rider.

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-   Due to the anticipated impact of these investment restrictions on potential upside performance, it is important that you discuss with your investment professional whether, among other things, a traditional fixed annuity, high grade fixed income securities or a certificate of deposit might better suit your long term needs.

- This rider is not "RMD friendly." Electing the rider when using this contract to meet your RMD obligations may have negative consequences inasmuch as your benefits are reduced proportionally for ANY partial surrender. We are not responsible for violations due to your obligation to comply with RMD obligations.

- The purchase of this rider may not be appropriate for custodial owned contracts, beneficiary or inherited IRAs or contracts owned by certain types of non-natural entities, including Charitable Trusts.

- Safety Plus is referred to as Guaranteed Minimum Accumulation Benefit Plus Rider in your Contract.

8. ADDITIONAL INFORMATION

A. GLOSSARY

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION BALANCE: The sum of all Personal Pension Account Contributions increased by credited interest; minus any transfers into any other Account(s) and any conversion into Annuity Payout Value.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert Premium Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate Contract Value prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Our overnight mailing address is: The Hartford Wealth Management - Individual Annuities, 745 West New Circle Road Building 200, 1st Floor, Lexington, KY 40511. Our standard mailing address is: The Hartford Wealth Management - Individual Annuities, PO Box 14293, Lexington, KY 40512-4293

ANNUAL MAINTENANCE FEE: An annual charge deducted on a Contract Anniversary or upon full Surrender.

ANNUAL PAYMENT BASE CAP: The maximum percentage the Payment Base may be increased annually due to a Market Increase or a Deferral Bonus under Future6 or Future5.

ANNUAL WITHDRAWAL AMOUNT (AWA): The amount you may Surrender each Contract Year without incurring a CDSC.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The first day of the first period for which a distribution is received as an Annuity Payout under the Contract, excluding any Personal Pension Account Payout pursuant to the Personal Pension Account.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select. Annuity Payout also refers to Personal Pension Account Payouts.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date, the death of the Contract Owner or Annuitant; or annuitization(s) of Benefit Balance.

ANNUITY PAYOUT VALUE: The portion of your Benefit Balance converted into Personal Pension Account Payouts, as reduced by future Personal Pension Account Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner or Annuitant, as the case may be.

BENEFIT BALANCE: Personal Pension Account Contributions, as adjusted for transfers to or from Contract Value, credited interest and/or annuitization. Benefit Balance includes Annuity Payout Value, if any.


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CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any Annuity Payout due and payable during the Guaranteed Payout Duration. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and the applicable discount rate determined by us for applicable fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE (CDSC): The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender or take money out of your Contract in the form of a commutation of Annuity Payout Value or certain annuity payout options.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Account on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the lifetime withdrawal feature under Future5 and Future6 guaranteed minimum withdrawal benefit riders.

DEFERRAL BONUS: The amount added to your Payment Base on each Contract Anniversary while the Deferral Bonus Period is in effect if a Market Increase does not occur on such Contract Anniversary.

DEFERRAL BONUS PERIOD: The Deferral Bonus Period commences on the date that either Future5 or Future6 has been added to your Contract and Deferral Bonus Period ends when the first of the following events occur: (a) tenth Contract Anniversary from the date that either Future5 or Future6 has been added to your Contract, (b) the Valuation Day that you take your first partial Surrender (including your first Lifetime Benefit Payment or Threshold Payment); or (c) the Valuation Day that you first transfer any Contract Value to the Personal Pension Account in excess of the applicable Transfer Limit. Once the Deferral Bonus Period ends, it cannot be re-started.

DEATH BENEFIT: Except as otherwise provided, the amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date. Where applicable, your Death Benefit includes the standard or optional Death Benefit plus the Personal Pension Account Death Benefit.

DEPOSIT: The sum of allPremium Payments and Personal Pension Account Contributions.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Funds and into the Personal Pension Account.

FINANCIAL INTERMEDIARY: The broker-dealer, bank or other financial institution through whom you bought your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all classes of Contracts we offer contain a Fixed Accumulation Feature.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GENERAL ACCOUNT: The General Account includes our Company assets, including any money you may have invested in the Fixed Accumulation Feature, if available, and the Personal Pension Account.

GUARANTEE WINDOW: The seven year time period during which we guarantee Personal Pension Account Payouts. You set your Guarantee Window by selecting your Target Income Age (when you make your first Personal Pension Account Contribution). Your Guarantee Window is three years before and after your Target Income Age.

GUARANTEED ACCUMULATION BENEFIT: The amount used to determined the Safety Plus Transfer Limit, the rider charge and the guaranteed amount payable at the Rider Maturity Date.

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GUARANTEED PAYOUT DURATION: The time period (sometimes referred to as a "Period
Certain") specified in Annuity Payout Options Three, Five and Six; and with respect to Annuity Payout Options Two and Eight, the time period equal to the applicable Annuity Payout Value divided by the corresponding Personal Pension Account Payout, rounded down.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME BENEFIT PAYMENT: The maximum guaranteed amount that can be withdrawn each year under Future5 and Future6.

LIFETIME INCOME ELIGIBILITY DATE: The Contract Anniversary following the relevant Covered Life's attaining the age of 59 1/2 or such age we specify within your Contract.

MARKET INCREASES: A potential increase to your Payment Base equal to your then current Contract Value prior to the deduction of rider charges based on market performance subject to the applicable Annual Payment Base Cap, if any.

MAXIMUM ANNIVERSARY VALUE: The highest Contract Value as of each Contract Anniversary prior to the date of death of the oldest Owner or the Annuitant's 81st birthday, whichever first occurs, adjusted for any Premium Payments, or transfers to or from the Personal Pension Account and partial Surrenders occurring after such Contract Anniversary.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PAYMENT BASE: The amount used to determine the Lifetime Benefit Payments, Threshold Payments, Transfer Limit and rider charge under Future5 or Future6.

PERSONAL PENSION ACCOUNT CONTRIBUTIONS: Sums allocated to the Personal Pension Account. Personal Pension Account Contributions may take the form of Deposits or transfers of Contract Value from Sub-Accounts or the Fixed Accumulation Feature (if applicable).

PERSONAL PENSION ACCOUNT PAYOUTS: Regularly scheduled periodic payments of Annuity Payout Value.

PREMIUM OR PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable sales charges). Unless otherwise specified, a Premium Payment does not include Personal Pension Account Contributions. Portions of your Benefit Balance transferred to Sub-Accounts and/or the Fixed Accumulation Feature are considered to be Premium Payments that become part of your Contract Value.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must generally begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

REMAINING GROSS PREMIUM: Premium Payments minus prior partial Surrenders in excess of the AWA at the time of such partial Surrender.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value of each Sub-Account on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract. For the purposes of optional riders only, a Surrender may also include a transfer of Contract Value to Benefit Balance.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding). Surrender Value does not include the Commuted Value of your Personal Pension Account.

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TARGET INCOME AGE - The year that commences with the birthday of the oldest
Annuitant during which Personal Pension Account Payouts are expected to begin. Target Income Age establishes your Guarantee Window during which a guaranteed payout rate will be applied to your Accumulation Balance.

THRESHOLD PAYMENTS: The amount payable in the form of partial Surrenders under Future5 or Future6 taken prior to the relevant Covered Life's Lifetime Income Eligibility Date.

TOTAL BALANCE: The sum of your Contract Value and Benefit Balance.

TRANSFER LIMIT: The threshold amount that you may partially Surrender or move within the Contract without causing your rider benefits to be reduced on a proportionate basis. The Transfer Limit varies by rider.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

WITHDRAWAL PERCENTAGE: The percentage of your Payment Base that you may withdraw each Contract Year in the form of a Lifetime Benefit Payment or Threshold Payment.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

ALABAMA - The Fixed Accumulation Feature is not available. The DCA Plus Feature is available.

CALIFORNIA - If you are 60 years old or older you must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options. Under the Senior Protection Program, we will allocate your initial Premium Payment to a money market Fund for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, the Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a money market Fund unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Contract Value from a money market Fund to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Contract Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested. SIMPLE IRA owners may not purchase a Contract. The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%.

CALIFORNIA, CONNECTICUT, NEW HAMPSHIRE, NEW JERSEY, NEW YORK AND OREGON - A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).

CONNECTICUT, FLORIDA, ILLINOIS, NEW JERSEY AND TEXAS - The limit on Living Benefits and Death Benefits imposed when contracts are aggregated does not apply.

CONNECTICUT AND NEW JERSEY - Our approval is required for any subsequent Contribution or transfer resulting in cumulative Contribu-tions and transfers into the Personal Pension Account exceeding $50,000.

FLORIDA - If you are age 65 or older on the contract issue date, CDSCs will be capped at 10% of the amount withdrawn. The cap does not apply to accredited investors.

MASSACHUSETTS - We will accept subsequent Premium Payments only until the Annuitant's 62nd birthday or the second Contract Anniversary, whichever is later (B Share Contracts). We will accept subsequent Premium Payments only until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later (L Share Contracts). The Nursing Home Waiver is not available.

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MINNESOTA - The CDSC for B Share Contracts is 7%, 7%, 6%, 6%, 5%, 4%, 3%, 2%, 0%
for years 1-9.

NEW JERSEY - The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%. The Nursing Home Waiver is not available. Letters of Intent are not available as a basis to reduce sales charges.

NEW YORK - The Personal Pension Account and Safety Plus rider are not available. A Contract issued by Hartford Life and Annuity Insurance Company is not available in New York. The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%. The Nursing Home Waiver is not available. Letters of Intent are not available as a basis to reduce sales charges. The assignment restrictions on the living benefits and death benefits do not apply.

OKLAHOMA - The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%.

PENNSYLVANIA - The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. You may not choose a fixed dollar amount Annuity Payout. Annuity Payout Option Two is not available.

TEXAS - The assignment restrictions on the living benefits and death benefits do not apply. The only available AIRs, which are used in computing the dollar amount of variable annuity payments, are 3% and 5%.

WASHINGTON - In any year when no Premium Payment is paid into the Fixed Accumulation Feature, any pro-rata portion of the fee taken from the Fixed Accumulation Feature will be limited to interest earned in excess of the 3% for that year. The Target Income Age is subject to limitations based on the Annuitant's age as of the date of the first Contribution

C. MISCELLANEOUS

OWNERSHIP CHANGES - We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a recalculation of the benefits subject to applicable state law. Generally, we will not recalculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT - A non-qualified Contract may be assigned subject to the ownership change restrictions above. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.

SPECULATIVE INVESTING - Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your Contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION - We may unilaterally modify the Contract to reflect, among other things, changes in applicable tax law or interpretations of tax law, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined. Any modifications to the Contract will be filed with each state in which the Contract is for sale. Contract changes will be communicated to Owners through regular mail as an endorsement to their Contract.

MEDICAID BENEFITS - Medicaid estate planning may be important to people who are concerned about long term care costs. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits. Ownership interests or beneficiary status under this variable annuity could render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract. This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

D. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to

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result in a material adverse effect on the Company or its Separate Accounts.
Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

E. HOW CONTRACTS ARE SOLD

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2011. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are investment professionals of Financial Intermediaries.

B and I share Contracts may be sold directly to the following individuals free of any commission: 1) our current or retired officers, directors, trustees and employees (and their families) and our corporate parent, affiliates and subsidiaries; and 2) employees and Investment Professionals of Financial Intermediaries. If applicable, we will credit the B share Contract with a credit of 5.0% of the initial Deposit and each subsequent Deposit, if any. This additional percentage of Deposit in no way affects current or future charges, rights, benefits or account values of other Owners.

The financial advisory arrangement otherwise required in order to purchase I share Contracts shall not be applicable to Hartford's Personal Retirement Manager variable annuities bought by any of our current or retired officers, directors, trustees and employees or those of our corporate parent, affiliates and subsidiaries.

This prospectus does not constitute personalized investment or financial planning advice or a recommendation to purchase this or any other variable annuity. We reserve the right to modify, suspend, or terminate these privileges at any time.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to investment professionals according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Deposits or Total Balance.

-   COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Deposit. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1% of your Total Balance. We pay no additional commissions with respect to assets moved from the Personal Pension Account to Sub-Accounts or the Fixed Accumulation Feature. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to Owners over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your investment professional's compensation. Under certain circumstances, your investment professional may be required to return all or a portion of the commissions paid.

Check with your investment professional to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your investment professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your investment professional (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your investment professional's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

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-   ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE               WHAT IT'S USED FOR
-------------------------------------------------------------------------------------------------------------------------------
Access                     Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment      Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                  Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense          Pay Fund related parties for wholesaler support, training and marketing activities for certain
Allowances                 Funds.
Support                    Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services
                           (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements).
Training                   Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                 Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                     Pay for the overall volume of their sales or the amount of money investing in our products.

As of December 31, 2011, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc.,
H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Advisors Network, (Financial Network Investment Corp., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc. (an affiliate of ours).


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Inclusion on this list does not imply that these sums necessarily constitute
"special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.

As of December 31, 2011, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

For the fiscal year ended December 31, 2011, Additional Payments did not in the aggregate exceed approximately $33 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.5% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.4 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period.

Financial Intermediaries that received Additional Payments in 2011, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.

9. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your

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income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

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The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

       a.   AMOUNTS RECEIVED AS AN ANNUITY

Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start ("amounts received as an annuity") are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable "investment in the contract" to the total amount of the payments to be made after the start of the payments (the "exclusion ratio") under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract." The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".

iii. Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

      We believe that Personal Pension Account Payouts are partial annuitizations of the Contract, and that an equitable allocation of the investment in the contract would be in proportion to the estimated fair market values of the portions of the Contract.

iv. When annuitization of the Personal Pension Account has occurred, your Benefit Balance will be calculated by using an actuarial present value formula.

       b.  AMOUNTS NOT RECEIVED AS AN ANNUITY

i. To the extent that the "cash value" of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

ii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract," and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

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v.   In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the taxpayer has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a taxpayer becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

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       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

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If a transfer falls within the scope of the Rev. Proc. but is not described above (for example - if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

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Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

    5. CERTAIN TAX CONSIDERATIONS FOR FULL OR PARTIAL SETTLEMENT PAYMENTS FROM THE PERSONAL PENSION ACCOUNT

The recent enactment of new Section 72(a)(2) of the Code for partial annuitizations provides direction on how Personal Pension Account Payouts should be treated for tax purposes, effective for payments received in taxable years beginning after December 31, 2010 (regardless of when the annuity was purchased). However, because there is yet to be guidance on the new provisions from the IRS, there is still some uncertainty as to how the partial annuitization provisions will be applied and we advise you to consult with a qualified tax adviser concerning such tax treatment before you deposit amounts into the Personal Pension Account or take a settlement for a Personal Pension Account Payout.

With respect to the Personal Pension Account, the Company plans to report any periodic payments under a settlement of the Personal Pension Account (Personal Pension Account Payouts) as amounts received as an annuity and a partial annuitization of the Contract, resulting in that portion of the Contract being treated as a separate contract for which an annuity starting date is assigned, a portion of the investment in the contract is allocated and an exclusion ratio is determined (discussed in subparagraph 2.a. above). Likewise, after December 31, 2010, the Company plans to report any continuing periodic settlement payments from the Personal Pension Account as amounts received as an annuity under a separate contract with an annuity starting date of January 1, 2010, for which a portion of the investment in the contract should be allocated and an exclusion ratio should be determined consistent with new Section 72(a)(2) of the Code (and discussed in subparagraph 2.a. above).

D.  FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if

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applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.


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The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a "Deemed IRA" under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

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    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

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3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g., $50,000 in 2012) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the

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amount of contributions that can be made to an Eligible Deferred Compensation
Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter ($17,000 for 2012). The $15,000 limit will be indexed for cost-of-living adjustments at $500 increments. The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

  a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);


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    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

    (viii) made an account of an IRS levy on the Qualified Plan under Code
           Section 72(t)(2)(A)(vii); or

    (ix) made as a "direct rollover" or other timely rollover to an Eligible Retirement Plan, as described below.

  In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (x) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

    (xi) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (xii) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

  b. RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual's surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

74

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7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including

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accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rollover rules also apply to (1) transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, (2) Plan distributions of property, (3) distributions from a Roth account in certain Plans, (4) recontributions within 3 years of "qualified hurricane distributions" made before 2007 under Code Section 1400Q(a), (5) transfers from a Traditional or Roth IRA to certain health savings accounts under Code Section 408(d)(9), and
(6) obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

9. CERTAIN TAX CONSIDERATIONS WITH THE PERSONAL PENSION ACCOUNT IN QUALIFIED
PLANS

Because the IRS has published no guidance on the tax treatment of arrangements resembling the Personal Pension Account, there is necessarily some uncertainty as to how an annuity contract with a Personal Pension Account will be treated in different types of Qualified Plans, and we advise you to consult with a qualified tax adviser concerning such treatment before you deposit any amount into a Personal Pension Account that is held in any Qualified Plan.

Among such tax issues for you to consider with a qualified tax adviser in such a case are the following:

       a. Any amounts received by you (or your payee) prior to your attaining age 59 1/2 are generally subject to the penalty tax on premature distributions described above, unless such an amount received can qualify for an exception from such a penalty tax, e.g., scheduled payments that qualify for the SEPP Exception. In addition, any modification in payments qualifying for the SEPP Exception (e.g., by commutation) can have adverse penalty tax consequences, as described above.

       b. The tax rules for satisfying RMD requirements vary according to both the form of Qualified Plan (e.g., NonRoth or Roth IRA) and the form of payment (e.g., periodic annuity payout or non-periodic distribution from an account value). As a result, such variations should be considered when RMD amounts need to be taken (e.g., after age 70 1/2 or death). In addition, any modification in the form or amount of such payments (e.g., by commutation) could have adverse tax consequences, if such a modification does not satisfy an IRS-recognized RMD exception (e.g., for an acceleration or other change in periodic payments under Reg. Section 1.401(a) (9)-6, Q&A-1 and Q&A-14).

       c. Any attempt to transfer an amount from the Benefit Balance to Sub-Accounts or the Fixed Accumulation Feature (if available) that exceeds the threshold for such a transfer will be treated by us as a form of annuitization distribution from the Personal Pension Account, and thus may not qualify as a tax-free direct transfer. Instead, such an attempted excess transfer could be treated for tax purposes as a potentially taxable distribution out of the entire annuity contract, followed by a contribution back into the same contract. While such a distribution from an IRA may qualify for 60-day rollover treatment (if it is not needed to satisfy RMD requirements), only one such tax-free 60-day rollover is allowed for any 365-day period for any individual from all of such individual's IRAs. Failing such tax-free rollover treatment, such a distribution could be subject to both income and penalty tax, and any deemed contribution back into the contract may be subject to an excise tax on excess contributions, particularly after age 70 1/2. IN ADDITION, ANY SUCH DISTRIBUTION FROM A NON-IRA FORM OF QUALIFIED PLAN MAY BE SUBJECT TO THE 20% MANDATORY WITHHOLDING TAX, UNLESS SUCH DISTRIBUTION IS AN RMD OR OTHERWISE AVOIDS CLASSIFICATION AS AN "ELIGIBLE ROLLOVER DISTRIBUTION," AS DESCRIBED ABOVE.

76

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
FINANCIAL STATEMENTS

                                                                     APP A-1

-------------------------------------------------------------------------------

APPENDIX A - EXAMPLES

TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (CDSC) EXAMPLES                         APP A-2
PERSONAL PENSION ACCOUNT (PPA) EXAMPLES                                  APP A-9
EXAMPLE 1: STANDARD ILLUSTRATIONS WITH PARTIAL INCOME STREAM             APP A-9
EXAMPLE 2: SUBSEQUENT PERSONAL PENSION ACCOUNT DEPOSITS                 APP A-10
EXAMPLE 3A: BENEFIT BALANCE TRANSFER (IN-BOUND)                         APP A-10
EXAMPLE 3B: BENEFIT BALANCE TRANSFER (OUT-BOUND)                        APP A-11
EXAMPLE 4A: FULL COMMUTATION WITH COMMUTED VALUE                        APP A-12
EXAMPLE 4B: PARTIAL COMMUTATION WITH COMMUTED VALUE                     APP A-14
EXAMPLE 5: TRANSFER PROGRAMS                                            APP A-16
EXAMPLE 5A: FIXED DOLLAR AMOUNT                                         APP A-16
EXAMPLE 5B: INVESTMENT GAINS                                            APP A-16
EXAMPLE 5C: INVESTMENT GAINS                                            APP A-17
EXAMPLE 5D: INCOME PATH                                                 APP A-17
EXAMPLE 5E: INCOME PATH                                                 APP A-18
MAXIMUM ANNIVERSARY VALUE (MAV) III EXAMPLES                            APP A-19
RETURN OF PREMIUM (ROP) III EXAMPLE                                     APP A-23
SAFETY PLUS EXAMPLES                                                    APP A-25
FUTURE5 AND FUTURE6 EXAMPLES                                            APP A-26

APP A-2

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CONTINGENT DEFERRED SALES CHARGE EXAMPLES

CONTINGENT DEFERRED SALES CHARGE EXAMPLE 1:

ILLUSTRATES A PARTIAL SURRENDER THAT IS EQUAL TO THE AWA IN A DOWN MARKET.

ASSUME A PARTIAL SURRENDER TAKEN IN CONTRACT YEAR 2 EQUALS $5,000. STEP 1 DOES NOT APPLY.

VALUES IMMEDIATELY PRIOR TO THE PARTIAL SURRENDER:

-   Premium Payments subject to CDSC are $100,000

-   Remaining Gross Premiums are $100,000

-   Contract Value is $90,000

-   Earnings are $0

       - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

-   AWA is $5,000

       - Your AWA is the greater of (1) 5% of total Premium Payments subject to CDSC, or (2) earnings

STEP 2: AS THE AMOUNT SURRENDERED IS EQUAL TO THE AWA, THERE ARE NO CDSC INCURRED ON THE TRANSACTION. ALSO, THERE IS NO ADJUSTMENT TO REMAINING GROSS PREMIUMS. THE AWA HAS BEEN EXHAUSTED FOR THE DURATION OF THE CONTRACT YEAR. THERE ARE NO ADDITIONAL STEPS.

VALUES AFTER THE PARTIAL SURRENDER:

-   Premium Payments subject to CDSC are $100,000

-   Remaining Gross Premiums are $100,000

-   Contract Value is $85,000

-   AWA is $0

CONTINGENT DEFERRED SALES CHARGE EXAMPLE 2:

ILLUSTRATES A PARTIAL SURRENDER IN EXCESS OF THE AWA IN A DOWN MARKET, THE NON-CUMULATIVE FEATURE OF THE AWA AND IMPACTS TO FUTURE AWA CALCULATIONS.

ASSUME A PARTIAL SURRENDER TAKEN IN CONTRACT YEAR 2 EQUALS $5,000. STEP 1 DOES NOT APPLY.

VALUES IMMEDIATELY PRIOR TO THE FIRST PARTIAL SURRENDER:

-   Premium Payments subject to CDSC are $100,000

-   Remaining Gross Premiums are $100,000

-   Contract Value is $90,000

-   Earnings are $0

       - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

-   AWA is $5,000

       - Your AWA is the greater of (1) 5% of total Premium Payments subject to CDSC, or (2) earnings

STEP 2: AS THE AMOUNT SURRENDERED IS EQUAL TO THE AWA, THERE ARE NO CDSC INCURRED ON THE TRANSACTION. ALSO, THERE IS NO ADJUSTMENT TO REMAINING GROSS PREMIUMS. THE AWA HAS BEEN EXHAUSTED FOR THE DURATION OF THE CONTRACT YEAR. THERE ARE NO ADDITIONAL STEPS.

VALUES AFTER THE PARTIAL SURRENDER:

-   Premium Payments subject to CDSC are $100,000

-   Remaining Gross Premiums are $100,000

-   Contract Value is $85,000

-   AWA is $0

                                                                     APP A-3

-------------------------------------------------------------------------------

NEXT, ASSUME AN ADDITIONAL SURRENDER DURING THE SAME CONTRACT YEAR EQUALS $5,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED. STEP 1 DOES NOT APPLY. STEP 2 DETERMINES THAT THE TRANSACTION IS IN EXCESS OF THE AWA.

VALUES IMMEDIATELY PRIOR TO THE SECOND PARTIAL SURRENDER:

-   Premium Payments are $100,000

-   Remaining Gross Premiums are $100,000

-   Contract Value is $75,000

-   Earnings are $0

-   AWA is $0

STEP 3: AS THE AWA IS $0; THE ENTIRE $5,000 IS IN EXCESS OF THE AWA.

STEP 4: WE DETERMINE THE AMOUNT THAT IS SUBJECT TO CDSC BY APPLYING A PROPORTIONAL FACTOR TO THE REMAINING GROSS PREMIUMS.

THE FACTOR IS DERIVED AS [A/B] WHERE:

A = THE AMOUNT IN STEP 3

B = CONTRACT VALUE IMMEDIATELY PRIOR TO THE WITHDRAWAL - AWA

THE AMOUNT SUBJECT TO CDSC IS $6,667 ($100,000 X [$5,000/$75,000])

YOUR REMAINING GROSS PREMIUMS ARE ADJUSTED DOLLAR-FOR-DOLLAR FOR THE AMOUNT SUBJECT TO CDSC.

STEP 5: THE APPLICABLE CDSC IS 7%. WE APPLY THIS TO THE AMOUNT SUBJECT TO CDSC AS DETERMINED IN STEP 4, AND THE RESULTING CDSC INCURRED IS $467 [7% X $6,667].

STEP 6: WE DEDUCT THE CDSC OF $467 FROM THE EXCESS AMOUNT $5,000. THE AMOUNT PAID TO YOU IS $4,533.

VALUES AFTER THE SECOND PARTIAL SURRENDER:

-   Premium Payments are $100,000

-   Remaining Gross Premium is $93,333

-   Contract Value is $70,000

-   AWA is $0

NEXT, ASSUME THAT A THIRD PARTIAL SURRENDER IS TAKEN DURING CONTRACT YEAR 3 FOR AN AMOUNT EQUAL TO $15,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED. STEP 1 DOES NOT APPLY. STEP 2 DETERMINES THAT THE TRANSACTION IS IN EXCESS OF THE AWA.

VALUES PRIOR TO THE THIRD PARTIAL SURRENDER:

-   Premium Payments are $100,000

-   Remaining Gross Premium is $93,333

-   Contract Value is $78,000

-   Earnings are $0

-   AWA is $5,000

STEP 3: WE DEDUCT THE AVAILABLE AWA OF $5,000; THE REMAINING $10,000 IS IN EXCESS OF THE AWA.

STEP 4: WE DETERMINE THE AMOUNT THAT IS SUBJECT TO CDSC BY APPLYING A PROPORTIONAL FACTOR TO THE REMAINING GROSS PREMIUMS.

THE FACTOR IS DERIVED AS [A/B] WHERE:

A = THE AMOUNT IN STEP 3

B = CONTRACT VALUE IMMEDIATELY PRIOR TO THE WITHDRAWAL - AWA

APP A-4

-------------------------------------------------------------------------------

THE AMOUNT SUBJECT TO CDSC IS $12,785 ($93,333 X [$10,000/$73,000])

YOUR REMAINING GROSS PREMIUMS ARE ADJUSTED DOLLAR-FOR-DOLLAR FOR THE AMOUNT SUBJECT TO CDSC.

STEP 5: THE APPLICABLE CDSC IS 7%. WE APPLY THIS TO THE AMOUNT SUBJECT TO CDSC AS DETERMINED IN STEP 4, AND THE RESULTING CDSC INCURRED IS $895 [7% X $12,785].

STEP 6: WE DEDUCT THE CDSC OF $895 FROM THE EXCESS AMOUNT $10,000, AND COMBINE THIS WITH YOUR AWA OF $5,000. THE AMOUNT PAID TO YOU IS $14,105.

VALUES AFTER THE THIRD PARTIAL SURRENDER:

-   Premium Payments are $100,000

-   Remaining Gross Premium is $80,548

-   Contract Value is $63,000

-   AWA is $0

CONTINGENT DEFERRED SALES CHARGE EXAMPLE 3:

ILLUSTRATES A PARTIAL SURRENDER IN EXCESS OF THE AWA IN AN UP MARKET, THE NON-CUMULATIVE FEATURE OF THE AWA AND IMPACTS TO FUTURE AWA CALCULATIONS.

ASSUME A PARTIAL SURRENDER IS TAKEN IN CONTRACT YEAR 1 FOR $10,000. STEP 1 DOES NOT APPLY.

VALUES PRIOR TO THE FIRST PARTIAL SURRENDER:

-   Premium Payments are $100,000

-   Remaining Gross Premiums are $100,000

-   Contract Value is $110,000

-   Earnings are $10,000

       - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

-   AWA is $10,000

       - Your AWA is the greater of (1) 5% of total Premium Payments subject to CDSC, or (2) earnings

STEP 2: AS THE AMOUNT SURRENDERED IS EQUAL TO THE AWA, THERE ARE NO CDSC INCURRED ON THE TRANSACTION. ALSO, THERE IS NO ADJUSTMENT TO REMAINING GROSS PREMIUMS. THE AWA HAS BEEN EXHAUSTED FOR THE DURATION OF THE CONTRACT YEAR. THERE ARE NO ADDITIONAL STEPS.

VALUES AFTER THE FIRST PARTIAL SURRENDER:

-   Premium Payments are $100,000

-   Remaining Gross Premium is $100,000

-   Contract Value is $100,000

-   AWA is $0

NEXT, ASSUME AN ADDITIONAL PARTIAL SURRENDER IS TAKEN IN CONTRACT YEAR 1 FOR $10,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED. STEP 1 DOES NOT APPLY. STEP 2 DETERMINES THAT THE TRANSACTION IS IN EXCESS OF THE AWA.

VALUES PRIOR TO THE SECOND PARTIAL SURRENDER:

-   Premium Payments are $100,000

-   Remaining Gross Premium is $100,000

-   Contract Value is $100,000

-   Earnings are $0

-   AWA is $0

                                                                     APP A-5

-------------------------------------------------------------------------------

STEP 3: AS THE AWA IS $0; THE ENTIRE $10,000 IS IN EXCESS OF THE AWA.

STEP 4: WE DETERMINE THE AMOUNT THAT IS SUBJECT TO CDSC BY APPLYING A PROPORTIONAL FACTOR TO THE REMAINING GROSS PREMIUMS.

THE FACTOR IS DERIVED AS [A/B] WHERE:

A = THE AMOUNT IN STEP 3

B = CONTRACT VALUE IMMEDIATELY PRIOR TO THE WITHDRAWAL - AWA

THE AMOUNT SUBJECT TO CDSC IS $10,000 ($100,000 X [$10,000/$100,000])

YOUR REMAINING GROSS PREMIUMS ARE ADJUSTED DOLLAR-FOR-DOLLAR FOR THE AMOUNT SUBJECT TO CDSC.

STEP 5: THE APPLICABLE CDSC IS 7%. WE APPLY THIS TO THE AMOUNT SUBJECT TO CDSC AS DETERMINED IN STEP 4, AND THE RESULTING CDSC INCURRED IS $700 [7% X $10,000].

STEP 6: WE DEDUCT THE CDSC OF $700 FROM THE EXCESS AMOUNT $10,000. THE AMOUNT PAID TO YOU IS $9,300.

VALUES AFTER THE SECOND PARTIAL SURRENDER:

-   Premium Payments are $100,000

-   Remaining Gross Premium is $90,000

-   Contract Value is $90,000

-   AWA is $0

NEXT, ASSUME AN ADDITIONAL PARTIAL SURRENDER IS TAKEN IN CONTRACT YEAR 3 FOR $15,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED. STEP 1 DOES NOT APPLY. STEP 2 DETERMINES THAT THE TRANSACTION IS IN EXCESS OF THE AWA OF $0.

VALUES PRIOR TO THE THIRD PARTIAL SURRENDER:

-   Premium Payments are $100,000

-   Remaining Gross Premiums are $90,000

-   Contract Value is $99,000

-   Earnings are $9,000

-   AWA is $9,000

STEP 3: WE DEDUCT THE AVAILABLE AWA OF $9,000; THE REMAINING $6,000 IS IN EXCESS OF THE AWA.

STEP 4: WE DETERMINE THE AMOUNT THAT IS SUBJECT TO CDSC BY APPLYING A PROPORTIONAL FACTOR TO THE REMAINING GROSS PREMIUMS.

THE FACTOR IS DERIVED AS [A/B] WHERE:

A = THE AMOUNT IN STEP 3

B = CONTRACT VALUE IMMEDIATELY PRIOR TO THE WITHDRAWAL - AWA

THE AMOUNT SUBJECT TO CDSC IS $6,000 ($90,000 X [$6,000/$90,000])

YOUR REMAINING GROSS PREMIUMS ARE ADJUSTED DOLLAR-FOR-DOLLAR FOR THE AMOUNT SUBJECT TO CDSC.

STEP 5: THE APPLICABLE CDSC IS 7%. WE APPLY THIS TO THE AMOUNT SUBJECT TO CDSC AS DETERMINED IN STEP 4, AND THE RESULTING CDSC INCURRED IS $420 [7% X $6,000].

STEP 6: WE DEDUCT THE CDSC OF $420 FROM THE EXCESS AMOUNT $6,000, AND COMBINE THIS WITH YOUR AWA OF $9,000. THE AMOUNT PAID TO YOU IS $14,580.

VALUES AFTER THE THIRD PARTIAL SURRENDER:

-   Premium Payments are $100,000

-   Remaining Gross Premium is $84,000

APP A-6

-------------------------------------------------------------------------------

-   Contract Value is $84,000

-   AWA is $0

CONTINGENT DEFERRED SALES CHARGE EXAMPLE 4:

ILLUSTRATES A FULL SURRENDER CALCULATION WITH ONE OF TWO PREMIUM PAYMENTS OUT OF THE APPLICABLE CDSC SCHEDULE.

ASSUME TWO PREMIUM PAYMENTS WERE MADE FOR $100,000 EACH. THE FIRST WAS APPLIED AT THE BEGINNING OF CONTRACT YEAR 1, THE SECOND IN THE BEGINNING OF CONTRACT YEAR 3. A FULL SURRENDER IS TAKEN IN CONTRACT YEAR 8.

STEP 1: YOUR INITIAL DEPOSIT OF $100,000 IS AVAILABLE WITHOUT A CDSC.

VALUES PRIOR TO THE FULL SURRENDER:

-   Premium Payments are $200,000

-   Remaining Gross Premiums is $200,000

       -   Remaining Gross Premium subject to CDSC is $100,000

-   Contract Value just prior to the full Surrender is $300,000

-   Earnings are $100,000

       - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

-   AWA is $100,000

       - Your AWA is the greater of (1) 5% of total Premium Payments subject to CDSC, or (2) earnings.

STEP 2: THE FULL SURRENDER IS IN EXCESS OF THE SUM OF THE AWA OF $100,000 PLUS THE AMOUNT DETERMINED IN STEP 1 OF $100,000.

STEP 3: WE DEDUCT THE AVAILABLE AWA; THE REMAINING $100,000 IS IN EXCESS OF THE AWA.

STEP 4: WE DETERMINE THE AMOUNT THAT IS SUBJECT TO CDSC BY APPLYING A PROPORTIONAL FACTOR TO THE REMAINING GROSS PREMIUMS.

THE FACTOR IS DERIVED AS [A/B] WHERE:

A = THE AMOUNT IN STEP 3

B = CONTRACT VALUE IMMEDIATELY PRIOR TO THE WITHDRAWAL - AWA

THE AMOUNT SUBJECT TO CDSC IS $100,000 ($100,000 X [$100,000/$100,000])

YOUR REMAINING GROSS PREMIUMS ARE ADJUSTED DOLLAR-FOR-DOLLAR FOR THE AMOUNT SUBJECT TO CDSC.

STEP 5: THE APPLICABLE CDSC IS 4%. WE APPLY THIS TO THE AMOUNT SUBJECT TO CDSC AS DETERMINED IN STEP 4, AND THE RESULTING CDSC INCURRED IS $4,000 [4% X $100,000].

STEP 6: WE DEDUCT THE CDSC OF $4,000 FROM THE EXCESS AMOUNT $100,000, AND COMBINE THIS WITH YOUR AWA OF $200,000. THE AMOUNT PAID TO YOU IS $296,000.

VALUES AFTER THE FULL SURRENDER:

-   Contract Value is $0

THE CONTRACT IS TERMINATED.

CONTINGENT DEFERRED SALES CHARGE EXAMPLE 5:

ILLUSTRATES A FULL SURRENDER CALCULATION IN A DOWN MARKET.

ASSUME $100,000 IS INVESTED, AND A FULL SURRENDER OCCURS IN CONTRACT YEAR 3. STEP 1 DOES NOT APPLY. STEP 2 DETERMINES THAT THE FULL SURRENDER IS IN EXCESS OF THE AWA.

VALUES PRIOR TO THE FULL SURRENDER:

-   Premium Payments are $100,000

-   Remaining Gross Premiums are $100,000

                                                                     APP A-7

-------------------------------------------------------------------------------

-   Contract Value just prior to the full Surrender is $50,000

-   Earnings are $0

       - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

-   AWA is $5,000

       - Your AWA is the greater of (1) 5% of total Premium Payments subject to CDSC, or (2) earnings

STEP 3: WE DEDUCT THE AVAILABLE AWA OF $5,000; THE REMAINING $45,000 IS IN EXCESS OF THE AWA.

STEP 4: WE DETERMINE THE AMOUNT THAT IS SUBJECT TO CDSC BY APPLYING A PROPORTIONAL FACTOR TO THE REMAINING GROSS PREMIUMS.

THE FACTOR IS DERIVED AS [A/B] WHERE:

A = THE AMOUNT IN STEP 3

B = CONTRACT VALUE IMMEDIATELY PRIOR TO THE WITHDRAWAL - AWA

THE AMOUNT SUBJECT TO CDSC IS $100,000 ($100,000 X [$45,000/$45,000])

YOUR REMAINING GROSS PREMIUMS ARE ADJUSTED DOLLAR-FOR-DOLLAR FOR THE AMOUNT SUBJECT TO CDSC.

STEP 5: THE APPLICABLE CDSC IS 7%. WE APPLY THIS TO THE AMOUNT SUBJECT TO CDSC AS DETERMINED IN STEP 4, AND THE RESULTING CDSC INCURRED IS $7,000 [7% X $100,000].

STEP 6: WE DEDUCT THE CDSC OF $7,000 FROM THE EXCESS AMOUNT $45,000, AND COMBINE THIS WITH YOUR AWA OF $5,000. THE AMOUNT PAID TO YOU IS $43,000.

VALUES AFTER THE FULL SURRENDER:

-   Contract Value is $0

THE CONTRACT IS TERMINATED.

CONTINGENT DEFERRED SALES CHARGE EXAMPLE 6:

ILLUSTRATES A COMMUTATION OF THE PERSONAL PENSION ACCOUNT ANNUITY PAYOUT VALUE. THE SAME CONCEPT WILL APPLY TO THE COMMUTED VALUE OF PERIOD CERTAIN ANNUITY PAYOUTS.

ASSUME $100,000 IS INVESTED INTO THE PERSONAL PENSION ACCOUNT AND YOU COMMENCE PPA PAYOUTS. ONE PPA PAYOUT HAS PREVIOUSLY OCCURRED FOR $420. THEN, A COMMUTATION OF ALL REMAINING ANNUITY PAYOUT VALUE OCCURS IN CONTRACT YEAR 1, AND LIFE-CONTINGENT PAYOUTS ARE WAIVED. STEP 1 DOES NOT APPLY. STEP 2 DETERMINES THAT THE FULL WITHDRAWAL IS IN EXCESS OF THE AWA.

VALUES PRIOR TO THE FULL COMMUTATION:

-   Contract Value is $0

-   Accumulation Balance is $0

-   Annuity Payout Value is $99,826

-   Contribution subject to CDSC is $100,000

-   AWA is $4,580

       - Your AWA is 5% of total Contributions subject to CDSC, less prior PPA Payouts during the Contract Year

UPON THE COMMUTATION OF REMAINING PPA PAYOUTS, WE REDUCE THE ANNUITY PAYOUT VALUE BY AN ADJUSTMENT THAT TAKES INTO ACCOUNT THE CURRENT VALUE OF THE FUTURE PAYOUTS YOU WOULD HAVE RECEIVED DURING YOUR GUARANTEED PAYOUT DURATION USING A DISCOUNT RATE DETERMINED IN ACCORDANCE WITH THE FACTORS DESCRIBED IN THE PROSPECTUS. FOR THIS COMMUTATION, THE ADJUSTMENT IS $31,956. PLEASE REFER TO PERSONAL PENSION ACCOUNT EXAMPLE 4A IN THIS APPENDIX A FOR A MORE COMPLETE DESCRIPTION OF COMMUTATION.

THE RESULTING VALUE OF $67,871 IS THE NET COMMUTED VALUE FOR THE PURPOSES OF CDSC CALCULATION.

STEP 3: WE DEDUCT THE AVAILABLE AWA OF $4,580; THE REMAINING $63,291 IS IN EXCESS OF THE AWA.

APP A-8

-------------------------------------------------------------------------------

STEP 4: WE DETERMINE THE AMOUNT THAT IS SUBJECT TO CDSC BY APPLYING A PROPORTIONAL FACTOR TO THE CONTRIBUTIONS STILL SUBJECT TO CDSC.

THE FACTOR IS DERIVED AS [A/B] WHERE:

A = THE AMOUNT IN STEP 3

B = NET COMMUTED VALUE OF ALL APV + ACCUMULATION BALANCE IMMEDIATELY PRIOR TO THE WITHDRAWAL - AWA

THE AMOUNT SUBJECT TO CDSC IS $100,000 ($100,000 X [$63,291 /$63,291])

YOUR REMAINING GROSS PREMIUMS (AS USED IN THE CONTEXT OF ANNUITY PAYOUTS) ARE ADJUSTED DOLLAR-FOR-DOLLAR FOR THE AMOUNT SUBJECT TO CDSC.

STEP 5: THE APPLICABLE CDSC IS 7%. WE APPLY THIS TO THE AMOUNT SUBJECT TO CDSC AS DETERMINED IN STEP 4, AND THE RESULTING CDSC INCURRED IS $7,000.

STEP 6: WE DEDUCT THE CDSC OF $7,000 FROM THE EXCESS AMOUNT $63,291, AND COMBINE THIS WITH YOUR AWA OF $4,580. THE AMOUNT PAID TO YOU IS $60,871.

VALUES AFTER THE FULL COMMUTATION:

-   Annuity Payout Value is $0

CONTINGENT DEFERRED SALES CHARGE EXAMPLE 7:

ILLUSTRATES THE REALLOCATION OF REMAINING GROSS PREMIUM (AS USED IN THE CONTEXT OF ANNUITY PAYOUTS) UPON A TRANSFER TO THE PERSONAL PENSION ACCOUNT.

ASSUME A TRANSFER OF FUNDS EQUAL TO $20,000 FROM CONTRACT VALUE TO THE PERSONAL PENSION ACCOUNT IN CONTRACT YEAR 2.

VALUES IMMEDIATELY PRIOR TO THE TRANSFER:

-   Premium Payments are $100,000

-   Remaining Gross Premiums is $100,000

-   Contract Value is $120,000

-   Accumulation Balance is $0

Remaining Gross Premiums are reallocated proportionally upon a transfer of funds from the Contract Value to the Personal Pension Account as the portion of Contributions still subject to CDSC.

The amount reallocated is derived by [A/B] where:

A = The amount of the transfer

B = The Contract Value immediately prior to the transfer

For this transfer, $16,667 is reallocated away from the Contract Value.

AFTER THE TRANSFER TO THE PERSONAL PENSION ACCOUNT

-   Premium Payments allocated to Contract value is $83,333

-   Remaining Gross Premiums is $83,333

- Contributions subject to CDSC allocated to the Personal Pension Account is $16,667

-   Contract Value is $100,000

-   Accumulation Balance is $20,000

ON THE WHOLE, THE AMOUNT SUBJECT TO CDSC HAS REMAINED CONSTANT.

                                                                     APP A-9

-------------------------------------------------------------------------------

PERSONAL PENSION ACCOUNT EXAMPLES

EXAMPLE 1: STANDARD ILLUSTRATIONS WITH A PARTIAL INCOME STREAM

Assume the initial Personal Pension Account Contribution is equal to $100,000 (no sums are invested in the Fixed Accumulation Feature or Sub-Accounts). Assume that in Contract Year 7, the Owner requested to commence an income stream based on $50,000 of Annuity Payout Value during the Guarantee Window. For the purposes of this Example, the Contract Owner chose a Target Income Age of 64. Hypothetical credited and payout rates are illustrated below.

A. To understand how your guaranteed payout rates are set during your Guarantee Window (shaded area), see Guaranteed Payout Rates in Contract Years 1 through 7. In this Example, the guaranteed payout rate is locked in at Contract Year 7 when Personal Pension Account Payouts commence.

B. Credited interest rates vary during the duration of your Contract as illustrated in column 4. In this illustration, credited interest rates change at the 10th Contract Year and again at the 20th Contract Year.

C. Please refer to the last column in Contract Year 23 for an example of how Personal Pension Account Payouts will continue for the life of the Annuitant, Owner or joint Owner even though Annuity Payout Value has been exhausted.

                                                            CREDITED
                CONTRACT                      BENEFIT       INTEREST
                  YEAR            AGE         BALANCE         RATE
------------------------------------------------------------------------
                    0              60         $ 100,000        5.00%
                    1              61           105,000        5.00%
                    2              62           110,250        5.00%
                    3              63           115,763        5.00%
 GUARANTEE          4              64           121,551        5.00%
   WINDOW           5              65           127,628        5.00%
                    6              66           134,010        5.00%
                    7              67           140,710        5.00%
                    8              68           142,009        5.00%
                    9              69           143,535        5.00%
                   10              70           145,299        3.00%
                   11              71           145,212        3.00%
                   12              72           145,220        3.00%
                   13              73           145,326        3.00%
                   14              74           145,532        3.00%
                   15              75           145,841        3.00%
                   16              76           146,256        3.00%
                   17              77           146,781        3.00%
                   18              78           147,419        3.00%
                   19              79           148,173        3.00%
                   20              80           149,047        1.50%
                   21              81           147,927        1.50%
                   22              82           146,839        1.50%
                   23              83           147,568        1.50%

                                                                        PERSONAL
                                     ANNUITY     GUARANTEED              PENSION
                  ACCUMULATION       PAYOUT     PAYOUT RATES             ACCOUNT
                     BALANCE          VALUE      (PER 1000)            PAYOUTS(2)
------------  --------------------------------------------------------------------------
                    $ 100,000
                      105,000                        61.99
                      110,250                        62.33
                      115,763                        62.72
 GUARANTEE            121,551                        63.16
   WINDOW             127,628                        63.65
                      134,010                        64.17
                       90,710    (1) $50,000         64.73             $ 3,237
                       95,246        46,763                              3,237
                      100,008        43,527                              3,237
                      105,008        40,290                              3,237
                      108,158        37,054                              3,237
                      111,403        33,817                              3,237
                      114,745        30,581                              3,237
                      118,188        27,344                              3,237
                      121,733        24,108                              3,237
                      125,385        20,871                              3,237
                      129,147        17,634                              3,237
                      133,021        14,398                              3,237
                      137,012        11,161                              3,237
                      141,122        7,925                               3,237
                      143,239        4,688                               3,237
                      145,388        1,452                               3,237
                      147,568            0                               3,237

(1) Accumulation Balance is reduced by $50,000 that is converted into the Annuity Payout Value. CDSC's and Premium tax have not been applied in this Example. If the $50,000 was instead commuted into a Commuted Value (assuming a hypothetical discount rate of 6%), the Commuted Value would be $32,294. The remaining Accumulation Balance can be converted into Annuity Payout Value at a later date for additional Personal Pension Account Payouts.

(2) These Personal Pension Account Payouts shall continue for the life of the Annuitant, Owner or joint Owner pursuant to Annuity Payout Option Two.

APP A-10

-------------------------------------------------------------------------------

EXAMPLE 2: SUBSEQUENT PERSONAL PENSION ACCOUNT DEPOSITS

Assume a $100,000 initial Personal Pension Account Contribution was made at a time when we declared a hypothetical credited rate of 4% and that a $15,000 subsequent Personal Pension Account Contribution was made when we declared a hypothetical credited rate of 3.75%. Your Benefit Balance would increase as follows:

                            PERSONAL                                    PERSONAL                            TOTAL
                        PENSION ACCOUNT         CREDITED             PENSION ACCOUNT        CREDITED       BENEFIT
   AGE                    CONTRIBUTION            RATE                CONTRIBUTION            RATE         BALANCE
--------------------------------------------------------------------------------------------------------------------
    55       First           $100,000                                                                       $100,000
    56      Deposit                               4.00  %                                                    104,000
    57                                            4.00  %                                                    108,160
    58                                            4.00  %                                                    112,486
    59                                            4.00  %     Second      $15,000                            131,986
    60                                            4.00  %     Deposit                         3.75  %        137,228
    61                                            4.00  %                                     3.75  %        142,678
    62                                            4.00  %                                     3.75  %        148,345
    63                                            4.00  %                                     3.75  %        154,237
    64                                            4.00  %                                     3.75  %        160,362
    65                                            4.00  %                                     3.75  %        166,732

EXAMPLE 3A: BENEFIT BALANCE TRANSFER (IN-BOUND)

The following example illustrates the impact on various values associated to the contract when a transfer from the Sub-Accounts to the Personal Pension Account occurs. Assume that the Owner deposits $100,000 in the Sub-Accounts and then elects to transfer $5,000 from the Sub-Accounts to the Personal Pension Account in which event:

                                                                 TRANSFER FROM
                                                              SUB-ACCOUNTS TO THE
                                                            PERSONAL PENSION ACCOUNT
                                                        BEFORE VALUE            AFTER VALUE
--------------------------------------------------------------------------------------------
Sub-Account Value (assumed)                                $130,000                 $125,000
Remaining Gross Premium                                    $100,000                 $100,000
Return of Premium II Withdrawal Limit                            $0                       $0
Maximum Anniversary Value Withdrawal Limit                      n/a                      n/a
Return of Premium II Death Benefit                         $100,000               $96,153.85
Maximum Anniversary Value Death Benefit -
 Anniversary Value (Before Value is assumed)               $107,000              $102,884.62
Maximum Anniversary Value Death Benefit - Premium
 Payments                                                  $100,000               $96,153.85
Benefit Balance                                                  $0                   $5,000

-   The Sub-Account Value is reduced by the amount of the transfer ($5,000).

- The Remaining Gross Premium associated to the Sub-Accounts is not reduced by the amount of the transfer as Remaining Gross Premium is only reduced for Surrenders or transfers in excess of the Annual Withdrawal Amount.

- As a result of the transfer, the Return of Premium III Death Benefit is reduced by a factor. The $5,000 transfer results in a factor of 0.961538462 being applied to Premium Payments. The factor of 0.961538462 is derived by 1-($5,000 Transfer / Contract Value Prior to the Transfer $130,000).

- As a result of the transfer, the Maximum Anniversary Value III Anniversary Value and Premium Payments are both reduced by a factor. The $5,000 transfer results in a factor of 0.961538462 being applied to Premium Payments. The factor of 0.961538462 is derived by 1-($5,000 Transfer / Contract Value Prior to the Transfer $130,000).

- Assume there were no sums previously invested in the Personal Pension Account. The Benefit Balance is increased by the amount of the transfer ($5,000).

                                                                    APP A-11

-------------------------------------------------------------------------------

EXAMPLE 3B: BENEFIT BALANCE TRANSFER (OUT-BOUND)

The following example illustrates the impact on various values associated to the Contract when a transfer from the Personal Pension Account to the Sub-Accounts occurs. Assume that the Owner makes a Personal Pension Account Contribution of $100,000 into the Personal Pension Account and then elects to transfer the maximum available transfer from the Personal Pension Account to the Sub-Accounts. The out-bound transfer restriction considers the following factors:

  END OF YEAR      MAXIMUM OF A, B, C        A        B        C
-------------------------------------------------------------------
       1                  $4,120           $4,120   $3,000       $0
       2                  $4,120           $4,073   $2,966   $4,120

Where,

- Column A equals 4% of the Accumulation Balance as of the prior Contract Anniversary. Assume that the $100,000 Personal Pension Account Contribution earns a credited interest rate of 3%.

- Column B equals the amount of interest credited to the Accumulation Balance over the most recent full Contract Year.

- Column C equals the amount of Accumulation Balance transferred to Contract Value during the most recent full Contract Year.

                                                                TRANSFER FROM PERSONAL
                                                                PENSION ACCOUNT TO THE
                                                                     SUB-ACCOUNTS
                                                                     END OF YEAR 1
                                                        BEFORE VALUE               AFTER VALUE
---------------------------------------------------------------------------------------------------
Sub-Account Value (assumed)                                $104,000                   $108,120
Remaining Gross Premium                                    $100,000                   $104,000
Annual Withdrawal Amount                                     $5,000                     $5,206
Return of Premium III                                      $100,000                   $104,120
Maximum Anniversary Value III - Anniversary Value
 (Before Value is assumed)                                 $100,000                   $104,120
Maximum Anniversary Value III - Premium Payments           $100,000                   $104,120
Benefit Balance                                            $103,000                    $98,880

-   The Benefit Balance is reduced by the amount of the transfer ($4,120).

- The Remaining Gross Premium associated to the Sub-Accounts is increased by the proportional amount of the Contributions to the Personal Pension Account by a factor determined by the amount of the transfer from the PPA relative to the Accumulation Balance ($100,000 x [$4,120/$103,000] = $4,000).

- The Return of Premium III Death Benefit is increased dollar for dollar for the amount of the transfer ($4,120).

- The Maximum Anniversary Value III Anniversary Value and Premium Payments are both increased dollar for dollar for the amount of the transfer ($4,120).

-   The Sub-Account Value is increased by the amount of the transfer ($4,120).

APP A-12

-------------------------------------------------------------------------------

EXAMPLE 4A: FULL COMMUTATION WITH COMMUTED VALUE

Assume that the Owner desires to start taking all Personal Pension Account Payouts and then fully commute the Personal Pension Account Payouts in year 20, which is outside of their Guarantee Window. For the purposes of this Example, the Contract Owner chose a Target Income Age of 64. The Owner does not terminate their Contract and therefore Personal Pension Account Payouts will resume after the Guaranteed Payout Duration (assuming that all relevant persons are alive). Also, assume that the initial Personal Pension Account Contribution is equal to $100,000 and no Premium Payments have been invested in the Fixed Accumulation Feature or Sub-Accounts.

                 CONTRACT                      BENEFIT        ACCUMULATION           CREDITED
                   YEAR            AGE         BALANCE           BALANCE               RATE
-------------------------------------------------------------------------------------------------
                      0              60         $100,000         $ 100,000              5.00%
                      1              61          105,000           105,000              5.00%
                      2              62          110,250           110,250              5.00%
                      3              63          115,763           115,763              5.00%
 GUARANTEE            4              64          121,551           121,551              5.00%
   WINDOW             5              65          127,628           127,628              5.00%
                      6              66          134,010           134,010              5.00%
                      7              67          140,710           140,710              5.00%
                      8              68          147,746           147,746              5.00%
                      9              69          155,133           155,133              5.00%
                     10              70          162,889           162,889              3.00%
                     11              71          167,776           167,776              3.00%
                     12              72          172,809           172,809              3.00%
                     13              73          177,994           177,994              3.00%
                     14              74          183,334           183,334              3.00%
                     15              75          188,834           188,834              3.00%
                     16              76          194,499           194,499              3.00%
                     17              77          200,333           200,333              3.00%
                     18              78          206,343           206,343              3.00%
                     19              79          212,534           212,534              3.00%
                     20              80          218,910                 0   (2)        1.50%
                     21              81              n/a               N/A               n/a   (3)
                     22              82              n/a               N/A               n/a
                     23              83              n/a               N/A               n/a
                     24              84              n/a               N/A               n/a
                     25              85              n/a               N/A               n/a
                     26              86              n/a               N/A               n/a
                     27              87              n/a               N/A               n/a
                     28              88              n/a               N/A               n/a
                     29              89              n/a               N/A               n/a
                     30              90              n/a               N/A               n/a

                ANNUITY
                PAYOUT        PAYOUT RATES     COMMUTED
                 VALUE       (PER 1000)(1)      VALUE         PAYOUTS
------------  -------------------------------------------------------------
                      $ 0          61.68
                        0          61.99                           $ 0
                        0          62.33                             0
                        0          62.72                             0
 GUARANTEE              0          63.16                             0
   WINDOW               0          63.65                             0
                        0          64.17                             0
                        0          64.73                             0
                        0          65.31                             0
                        0          65.91                             0
                        0          66.56                             0
                        0          69.14                             0
                        0          71.94                             0
                        0          74.99                             0
                        0          78.32                             0
                        0          81.96                             0
                        0          85.92                             0
                        0          90.11                             0
                        0          94.63                             0
                        0          99.55                             0
                  218,910         105.02   (6) $156,367   (5)        0   (4)
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A         22,989   (7)
                      N/A            N/A            N/A         22,989   (7)

(1) Payout Rates are only guaranteed if Personal Pension Account Payouts begin within the Guarantee Window. Payouts that begin outside the Guarantee Window are generally established using rates set at our discretion, subject to the terms of your Contract. We cannot speculate what payout rates could be when commencing Personal Pension Account Payouts outside of the Guarantee Window. These rates may be as high as, but will never be greater than, the payout rates guaranteed for Personal Pension Account Payouts we set at the time of your Personal Pension Account Contributions. Payout amounts will be no lower than the non-forfeiture amount described in the Owner's contract.

(2) The Accumulation Balance is depleted to $0 based on being converted to Annuity Payout Value. CDSCs and Premium tax are not shown in this Example.

                                                                    APP A-13

-------------------------------------------------------------------------------

(3)  Interest is no longer credited under the Personal Pension Account.

(4) The Personal Pension Account Payout is derived by multiplying the Annuity Payout Value by the payout rate applicable to the year in which commutation is requested and dividing by 1,000. In this case, $218,910*$105.02/1,000 = $22,989. However, in this example, Personal Pension Account Payouts are commuted and paid to the Owner in one lump sum. Life contingent Personal Pension Account Payouts may resume after the Guarantee Payout Duration if the Annuitant and Owner are living and have not terminated the Contract as illustrated in years 29 and 30.

(5) The Commuted Value depicted is based on commutation of the Annuity Payout Value (in this Example, is the same as the Benefit Balance because this is a full commutation) of $218,910 using a hypothetical discount rate of 6%. The Commuted Value is equal to the present value of the Personal Pension Account Payout(s) associated with the Annuity Payout Value over the Guaranteed Payout Duration (i.e., $218,910/$22,989, rounded down = 9 years) calculated using this discount rate.

(6) Hypothetical Payout Rate used because Personal Pension Accounts and subsequent commutation occur outside of the Guarantee Window.

(7) Lifetime Personal Pension Account Payouts resume because in this Example the Annuitant is still living. The Owner would give up these lifetime Personal Pension Account Payouts if he or she terminated the Contract.

APP A-14

-------------------------------------------------------------------------------

EXAMPLE 4B: PARTIAL COMMUTATION WITH COMMUTED VALUE

Assume that the Owner desires to start taking Personal Pension Account Payouts and commute half of the Personal Pension Account Payouts in year 20, which is outside of their Guarantee Window. In this Example, the Guarantee Window is represented by the shaded area in years 1 though 7. Year 20 "Before" illustrates how the Annuity Payout Value is split in half to serve as the basis for Personal Pension Account Payouts and the Commuted Value. Year 20 "After" illustrates the amounts paid to the Owner in the form of Personal Pension Account Payouts and Commuted Value. The Owner does not terminate their Contract and therefore Personal Pension Account Payouts will resume after the Guaranteed Payout Duration (assuming that all relevant persons are alive). The Guaranteed Payout Duration in this Example is illustrated as the shaded rows corresponding to Contract Years 20 through 28. Assume the initial Deposit is equal to $100,000 and no sums are invested in the Fixed Accumulation Feature or Sub-Accounts.

                                                                                 ANNUITY
  CONTRACT                    BENEFIT        ACCUMULATION         CREDITED        PAYOUT
    YEAR           AGE        BALANCE          BALANCE              RATE         VALUE 1
------------------------------------------------------------------------------------------
     0              60         $100,000        $ 100,000             5.00%             $ 0
     1              61          105,000          105,000             5.00%               0
     2              62          110,250          110,250             5.00%               0
     3              63          115,763          115,763             5.00%               0
     4              64          121,551          121,551             5.00%               0
     5              65          127,628          127,628             5.00%               0
     6              66          134,010          134,010             5.00%               0
     7              67          140,710          140,710             5.00%               0
     8              68          147,746          147,746             5.00%               0
     9              69          155,133          155,133             5.00%               0
     10             70          162,889          162,889             3.00%               0
     11             71          167,776          167,776             3.00%               0
     12             72          172,809          172,809             3.00%               0
     13             73          177,994          177,994             3.00%               0
     14             74          183,334          183,334             3.00%               0
     15             75          188,834          188,834             3.00%               0
     16             76          194,499          194,499             3.00%               0
     17             77          200,333          200,333             3.00%               0
     18             78          206,343          206,343             3.00%               0
     19             79          212,534          212,534             3.00%               0
 20 BEFORE          80          218,910                0   (2)       1.50%         109,455
  20 AFTER          80           97,960                0   (2)        n/a           97,960
     21             81           86,465              N/A              n/a   (3)     86,465
     22             82           74,970              N/A              n/a           74,970
     23             83           63,475              N/A              n/a           63,475
     24             84           51,980              N/A              n/a           51,980
     25             85           40,485              N/A              n/a           40,485
     26             86           28,990              N/A              n/a           28,990
     27             87           17,495              N/A              n/a           17,495
     28             88            6,000              N/A              n/a            6,000
     29             89                0              N/A              n/a                0
     30             90                0              N/A              n/a                0
     31             91                0              N/A              n/a                0

                    ANNUITY
  CONTRACT           PAYOUT              COMMUTED           PAYOUT RATES
    YEAR            VALUE 2                VALUE           (PER 1000)(1)     PAYOUTS
------------  ---------------------------------------------------------------------------
     0                    $ 0                                    61.68
     1                      0                                    61.99         $ 0
     2                      0                                    62.33           0
     3                      0                                    62.72           0
     4                      0                                    63.16           0
     5                      0                                    63.65           0
     6                      0                                    64.17           0
     7                      0                                    64.73           0
     8                      0                                    65.31           0
     9                      0                                    65.91           0
     10                     0                                    66.56           0
     11                     0                                    69.14           0
     12                     0                                    71.94           0
     13                     0                                    74.99           0
     14                     0                                    78.32           0
     15                     0                                    81.96           0
     16                     0                                    85.92           0
     17                     0                                    90.11           0
     18                     0                                    94.63           0
     19                     0                                    99.55           0
 20 BEFORE     (4)    109,455   (4)
  20 AFTER     (5)          0             $ 78,185   (7)        105.02   (8) 11,495    (6)
     21                     0                  N/A                 N/A       11,495
     22                     0                  N/A                 N/A       11,495
     23                     0                  N/A                 N/A       11,495
     24                     0                  N/A                 N/A       11,495
     25                     0                  N/A                 N/A       11,495
     26                     0                  N/A                 N/A       11,495
     27                     0                  N/A                 N/A       11,495
     28                     0                  N/A                 N/A       11,495
     29                     0                  N/A                 N/A       22,989    (9)
     30                     0                  N/A                 N/A       22,989
     31                     0                  N/A                 N/A       22,989

(1) Payout Rates are only guaranteed if Personal Pension Account Payouts begin within the Guarantee Window. Personal Pension Account Payouts that begin outside the Guarantee Window are generally established using rates set at our discretion, subject to the terms of your Contract. We cannot speculate what payout rates could be when commencing Personal Pension Account Payouts outside of the Guarantee Window. These rates may be as high as, but will never be greater than, the payout rates guaranteed for Personal Pension Account Payouts we set at the time of your Personal Pension Account Contributions. Payout amounts will be no lower than the non-forfeiture amount described in the Owner's contract.

(2) The Accumulation Balance is depleted to $0 based on all amounts being converted to Annuity Payout Value. CDSCs and Premium tax not shown in the Example.

(3)  Interest is no longer credited under the Personal Pension Account.

                                                                    APP A-15

-------------------------------------------------------------------------------

(4) In year 20, the Owner elected to commute half of their Annuity Payout Value and receive the remaining half in the form of Personal Pension Account Payouts. Thus, the Accumulation Balance of $210,910 is split in half. $109,455 is converted into Annuity Payout Value and will serve as the basis for Personal Pension Account Payouts. The remaining $109,455 will serve as the basis for the Commuted Value calculation.

(5) The Annuity Payout Value of $109,455 is reduced by the Personal Pension Account Payout of $11,495, leaving an Annuity Payout Value of $97,960 remaining.

(6) The Personal Pension Account Payout is derived by multiplying the Annuity Payout Value by the appropriate payout rate and dividing by 1,000. In this case, $109,455*105.02/1,000 = $11,495. However, in this example, half of the Personal Pension Account Payouts are commuted and paid to the Owner in one lump sum. Life contingent Personal Pension Account Payouts may resume after the Guarantee Payout Duration if the Annuitant and Owner are living as illustrated in years 29, 30, and 31.

(7) The Commuted Value depicted is based on commutation of half of the Annuity Payout Value, or $109,455, using a hypothetical discount rate of 6%. The Commuted Value is equal to the present value of the Personal Pension Account Payout(s) associated with the Annuity Payout Value over the remaining Guaranteed Payout Duration (i.e., $109,455/$11,495, rounded down = 9) calculated using the discount rate.

(8) A hypothetical Payout Rate is used because Personal Pension Account Payouts and commutation occur outside of the Guarantee Window.

(9) In this case, the lifetime Personal Pension Account Payouts for each Annuity Payout Value is $11,495 ($109,455*105.02/1000 = $11,495). When
     combined, these lifetime Personal Pension Account Payouts equal $22,989. Lifetime Personal Pension Account Payouts begin because in this Example the Annuitant is still living. The Owner would give up these lifetime Personal Pension Account Payouts if he or she terminated the Contract.

APP A-16

--------------------------------------------------------------------------------

EXAMPLE 5: PERSONAL PENSION ACCOUNT TRANSFER PROGRAMS

The following examples illustrate automatic transfers of investment gains from Sub-Account(s) into the Personal Pension Account (PPA). The examples assume a $100,000 initial premium payment into the Sub-Account(s) with $10,000 initial Contribution into PPA. The examples illustrate the effect of these types of transfers on the components of the variable annuity Contract in varying market conditions. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(a)  FIXED DOLLAR AMOUNT OPTION

Under this option, the client indicates the specific dollar amount to be transferred and frequency of the transfers. The below illustrates an annual transfer of $5,000 with program election occurring at the time of Contract issue. As used below, "BOY" refers to the beginning of Contract Year.

                          CONTRACT         CONTRACT
       CONTRACT            VALUE            VALUE                 ANNUAL
         YEAR              (BOY)        (END OF YEAR)         PERFORMANCE(1)
-------------------------------------------------------------------------------
           1             $100,000.00      $102,000.00               2.00%
           2              97,000.00       100,000.00                3.09%
           3              95,000.00        94,500.00               -0.53%
           4              89,500.00        95,000.00                6.15%
           5              90,000.00        98,000.00                8.89%
           6              93,000.00       106,000.00               13.98%
           7             101,000.00       104,000.00                2.97%
           8              99,000.00       105,000.00                6.06%

                                PPA -
                               BENEFIT            TOTAL DEATH
       CONTRACT              BALANCE(2)             BENEFIT         TRANSFER
         YEAR                   (BOY)                (BOY)           AMOUNT
-----------------------  ---------------------------------------------------
           1                  $10,000.00           $112,000.00      $5,000.00
           2                  15,300.00            115,300.00       5,000.00
           3                  20,759.00            115,259.00       5,000.00
           4                  26,381.77            121,381.77       5,000.00
           5                  32,173.22            130,173.22       5,000.00
           6                  38,138.42            144,138.42       5,000.00
           7                  44,282.57            148,282.57       5,000.00
           8                  50,611.05            155,611.05       5,000.00

(1) The annual performance displayed applies only to the Contract Value. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(2)  Annual interests of 3% was utilized in determining the Benefit Balance.

(b) INVESTMENT GAINS OPTION

Under this option, we will automatically transfer over any investment gains determined under the program on an annual basis into the Personal Pension Account. In this example the program was established at the time of Contract issue and there is fluctuating (positive and negative) market conditions. As used below, "BOY" refers to beginning of Contract Year and "EOY" refers to end of Contract Year.

                                                                  PPA         PPA
                CONTRACT      CONTRACT                          BENEFIT     BENEFIT
  CONTRACT       VALUE         VALUE          INVESTMENT        BALANCE     BALANCE
    YEAR         (BOY)         (EOY)          GAINS(1)(2)        (BOY)      (EOY)(4)
-------------------------------------------------------------------------------------
     1         $100,000.00    $99,000.00               -       $10,000.00  $10,300.00
     2           99,000.00    101,000.00       $1,000.00        10,300.00   11,609.00
     3          100,000.00     95,000.00               -   (3)  11,609.00   11,957.27
     4           95,000.00     93,550.00               -        11,957.27   12,315.99
     5           93,550.00     98,000.00               -        12,315.99   12,685.47
     6           98,000.00    100,000.00               -        12,685.47   13,066.03
     7          100,000.00     99,500.00               -        13,066.03   13,458.01
     8           99,500.00    102,000.00        2,000.00        13,458.01   15,861.75

(1) Investment Gains are determined by comparing the positive difference between your Anniversary Value and Starting Value adjusted for surrenders as of each Contract Anniversary. For example, in year 2, we compare the $100,000 PPA Benefit Balance to the Contract Value EOY $101,000.

(2)  Is the amount transferred to the Personal Pension Account.

(3) No transfer to the Personal Pension Account occurs as there are no Investment Gains.

(4) Annual credited interest rate of 3% was utilized in determining the Benefit Balance.

                    APP A-17

--------------------------------------------------------------------------------

(c)  INVESTMENT GAINS OPTION

Any optional death benefits elected on your contract would be impacted by the transfer of investment gains.

Return of Premium III elected:

                                                                    ROP III
                                                                PERSONAL PENSION            ROP III                  ROP III
            CONTRACT       CONTRACT                              PLAN TRANSFER           DEATH BENEFIT            DEATH BENEFIT
CONTRACT      VALUE          VALUE           INVESTMENT           LIMIT PRIOR           PREMIUMS PRIOR              PREMIUMS
  YEAR        (BOY)          (EOY)             GAINS              TO TRANSFER             TO TRANSFER            AFTER TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
   1        $100,000.00     $99,000.00                -             $5,000.00              $100,000.00              $100,000.00
   2          99,000.00     101,000.00        $1,000.00              5,000.00               100,000.00                99,000.00  (1)

Maximum Anniversary Value III elected:

                                                                              MAV III
                                                                          PERSONAL PENSION                         ANNIVERSARY
                      CONTRACT       CONTRACT                              PLAN TRANSFER       ANNIVERSARY          VALUE AT
     CONTRACT           VALUE          VALUE           INVESTMENT           LIMIT PRIOR        VALUE PRIOR         END OF EACH
       YEAR             (BOY)          (EOY)             GAINS              TO TRANSFER        TO TRANSFER        CONTRACT YEAR
------------------------------------------------------------------------------------------------------------------------------------
        1             $100,000.00     $99,000.00                -             $5,000.00         $100,000.00         $100,000.00  (2)
        2               99,000.00     101,000.00        $1,000.00              5,000.00          100,000.00          100,000.00  (3)

(1) Transfers to the Personal Pension Account up to the Personal Pension Account Transfer Limit impact the Return of Premium III Death Benefit by the amount transferred.

(2) The Contract Year 1 Anniversary Value would also be adjusted to $99,000.00 due to the Year 2 $1,000 transfer.

(3) Transfers to the Personal Pension Account up to the Personal Pension Account Transfer Limit impact the Maximum Anniversary Value III Death Benefit by the amount transferred. The $1,000 reduction is applied to the $101,000 Maximum Anniversary Value.

(d) INCOME PATH-ANNUAL TRANSFER SCHEDULE WITH PERFORMANCE:

In this example, the Income Path program is established at the time of Contract issue. The current age of the Annuitant is 70, and the Target Income Age is 75; therefore, the length of time to the Target Income Age 5 years. The Starting Allocation elected is 60% Contract Value and 40% Personal Pension Account. The Target Allocation elected is 20% Contract Value and 80% Personal Pension Account. If there was no financial activity and flat annual performance, we would transfer 8.00% annually:

(Contract Value Starting Allocation - Contract Value Ending Allocation) / number of years from program start date to Target Income Age

(60 - 20) / 5 = 8.00%

                                                    APP A-18

--------------------------------------------------------------------------------
(e)  INCOME PATH ANNUAL TRANSFER SCHEDULE WITH PERFORMANCE:


                                                                                              INCOME PATH
                                                                                                PROGRAM
                                                                                           ANNUAL ALLOCATION
                       ANNUAL                   "PRIOR TO TRANSFER"                           PERCENTAGE
                      CONTRACT                      PERCENTAGES   PPA -                         TARGETS      PPA -
   CONTRACT             VALUE             CONTRACT               BENEFIT            CONTRACT                BENEFIT
     YEAR          PERFORMANCE (1)         VALUE                 BALANCE             VALUE                  BALANCE
------------------------------------------------------------------------------------------------------------------------
       0                                     60.0%                 40.00%             60.0%                   40.00%
       1                 -0.07              57.53%                 42.47%            56.67%(2)                43.33%
       2                 -0.14              52.20%                 47.80%            53.34%                   46.66%
       3                 0.079              53.36%                 46.64%            50.01%                   49.99%
       4                 0.081              51.22%                 48.78%            46.67%                   53.33%
       5                 0.066              47.53%                 52.47%            43.32%                   56.68%
       6                -0.024              42.00%                 58.00%            40.00%                   60.00%

                      ACTUAL
                     TRANSFER
                    FROM CV TO
                       PPA:
                    PERCENTAGE                 "AFTER TRANSFER"
                     TRANSFER                     PERCENTAGES   PPA -
   CONTRACT         OF CONTRACT         CONTRACT               BENEFIT
     YEAR             VALUE %            VALUE                 BALANCE
---------------  ----------------------------------------------------------
       0                                   60.0%                 40.00%
       1               0.86%(3)           56.67%                 43.33%
       2                  0%(4)           52.20%                 47.80%
       3               3.35%              50.01%                 49.99%
       4               4.55%              46.67%                 53.33%
       5               4.21%              43.32%                 56.68%
       6               2.00%              40.00%                 60.00%

(1) The annual performance displayed appllies only to the Contract Value. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(2) Calculated as follows: Previous year Contract Value percentage - (Starting Allocation - Ending Allocation) / # of years from program start date to Target Income Age: 60.00% - (60 - 40) / 6 = 56.67.0%

(3) Calculated as follows: Contract Value "Prior to Transfer" Percentage - Contract Value Percentage Target: 57.53% - 56.67% = 0.86%

(4) No transfer occurs because the current allocation exceeds the Target Allocation for that year.

                    APP A-19

--------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE III EXAMPLES

This Death Benefit is equal to the greatest of A, B or C, where:

A = Contract Value (minus Distribution Charges, if applicable);

B = Premium Payments adjusted for partial Surrenders; and

C = Maximum Anniversary Value.

MAXIMUM ANNIVERSARY VALUE III EXAMPLE 1:

Assume your initial Premium Payment is $100,000.

                                             TOTAL
                              PERSONAL      PREMIUM
                              PENSION      PAYMENTS
                CONTRACT      ACCOUNT    (ADJUSTED BY        CONTRACT
  CONTRACT     VALUE(3)(4)    TRANSFER    SURRENDERS)         VALUE
    YEAR           "A"        LIMIT(5)        "B"         PERFORMANCE(4)
--------------------------------------------------------------------------
     0          $100,000.00   $5,000.00    $100,000.00          0.00%
     1           102,120.00    5,106.00     100,000.00          2.12%
     2           107,001.34    5,350.07     100,000.00          4.78%
     3           105,663.82    5,350.07     100,000.00         -1.25%
     4            96,259.74    5,350.07     100,000.00         -8.90%
     5           106,424.77    5,350.07     100,000.00         10.56%

                                                                   GUARANTEED
                                          MAXIMUM                   MINIMUM
                                        ANNIVERSARY              DEATH BENEFIT
                                      VALUE AT END OF              AT END OF
                                       EACH CONTRACT           EACH CONTRACT YEAR
  CONTRACT     ANNIVERSARY                 YEAR              GREATEST OF "A", "B",
    YEAR        VALUE(2)                    "C"                     AND "C"
------------  -----------------------------------------------------------------------
     0                    -                        -               $100,000.00
     1          $102,120.00              $102,120.00                102,120.00
     2           107,001.34   (1)         107,001.34                107,001.34
     3           105,663.82               107,001.34                107,001.34
     4            96,259.74               107,001.34                107,001.34
     5           106,424.77               107,001.34                107,001.34

(1) Is the highest Anniversary Value and therefore is the Maximum Anniversary Value (MAV).

(2) Anniversary Value each year is first established as the Contract Value on that Anniversary and is later be adjusted by subsequent Premium Payments transfers to and from the Personal Pension Account and Partial Surrenders, if applicable.

(3)  Does not reflect a Distribution Charge, if applicable.

(4) Assumes annual performance on the Contract Value. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(5) The Transfer Limit set at each Contract Anniversary will equal 5% of the greater of Premium Payment(s) or Maximum Anniversary Value.

APP A-20

--------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE III EXAMPLE 2:

Assume your initial Premium Payment is $100,000. At the end of Contract Year 2 you apply a subsequent Premium Payment of $50,000. In Contract Year 3 you transfer $7,850.07, an amount equal to the PPA Transfer Limit, to the Personal Pension Account. In Contract Year 5 you take a partial Surrender for $10,000.

                                                TOTAL
                                               PREMIUM
                                              PAYMENTS
                   CONTRACT        PPA      (ADJUSTED BY
   CONTRACT       VALUE(6)(8)    TRANSFER    SURRENDERS)
     YEAR             "A"       LIMIT(10)        "B"
---------------------------------------------------------
       0           $100,000.00   $5,000.00    $100,000.00
       1            102,120.00    5,000.00     100,000.00
       2            157,001.34    5,106.00     150,000.00
       3            147,188.75    7,850.07     142,149.93
       4            134,088.95    7,457.56     142,149.93
       5            130,324.09    7,457.56     132,019.81

                                                  MAXIMUM
                                                ANNIVERSARY              DEATH BENEFIT
                                              VALUE AT END OF              AT END OF
                                               EACH CONTRACT           EACH CONTRACT YEAR
   CONTRACT            ANNIVERSARY                YEAR(8)            GREATEST OF "A", "B",
     YEAR               VALUE(5)                    "C"                     AND "C"
---------------  ----------------------------------------------------------------------------
       0                          -                        -               $100,000.00
       1                $133,988.73  (1)(3)(4)   $102,120.00                102,120.00
       2         (2)     138,522.21  (1)(3)(4)(7)    157,001.34             157,001.34
       3         (9)     136,699.53  (3)          149,151.27                149,151.27
       4                 124,533.29  (3)          149,151.27                149,151.27
       5         (3)     130,324.09               138,522.21                138,522.21   (7)

(1) The Year 1 & 2 Anniversary Values are adjusted by the subsequent Premium Payment of $50,000.

(2) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(3) The $10,000 partial Surrender results in a factor of 0.928736397 being applied to Premium Payments as well as all previous Anniversary Values. The factor of 0.928736397 is derived by 1-(partial Surrender $10,000 / Contract Value prior to Surrender $140,324.09).

(4) The $7,850.07 transfer to the Personal Pension Account results in a dollar-for-dollar reduction to Premium Payments as well as all previous Anniversary Values.

(5) Anniversary Value each year is first established as the Contract Value on that Anniversary and is later be adjusted by subsequent Premium Payments, transfers to and from the Personal Pension Account and partial Surrenders, if applicable.

(6)  Does not reflect a Distribution Charge, if applicable.

(7) Is the Maximum Anniversary Value as adjusted by subsequent Premium Payments, transfers to and from the Personal Pension Account and partial Surrenders.

(8) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment, transfers to and from the Personal Pension Account and partial Surrender activity. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(9) Premium Payments of $150,000 are adjusted by the transfer to the Personal Pension Account of $7,850.07.

(10) The Transfer Limit set at each Contract Anniversary will equal 5% of the greater of Premium Payment(s) or Maximum Anniversary Value.

                    APP A-21

--------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE III EXAMPLE 3:

Assume the same facts as the example above, except that in Contract Year 3 you transfer $10,000, an amount in excess of the Personal Pension Account Transfer Limit, to the Personal Pension Account.

                                    PERSONAL
                                     PENSION
                                     ACCOUNT     PREMIUM
  CONTRACT          CONTRACT        TRANSFER     PAYMENTS
    YEAR        VALUE "A"(6)(8)     LIMIT(10)      "B"
---------------------------------------------------------------
     0             $100,000.00      $5,000.00   $100,000.00
     1              102,120.00       5,000.00    100,000.00
     2              157,001.34       5,106.00    150,000.00  (2)
     3              145,038.82       7,850.07    140,073.60  (9)
     4              132,130.36       7,348.63    140,073.60
     5              128,274.43       7,348.63    129,943.48  (3)

                                                                         MINIMUM
                                                MAXIMUM                 GUARANTEED
                                              ANNIVERSARY             DEATH BENEFIT
                                            VALUE AT END OF             AT END OF
                                             EACH CONTRACT          EACH CONTRACT YEAR
  CONTRACT    ANNIVERSARY                       YEAR(8)           GREATEST OF "A", "B",
    YEAR        VALUE(5)                          "C"                    AND "C"
------------  ----------------------------------------------------------------------------
     0                   -                               -              $100,000.00
     1         $132,558.95  (1)(3)(4)          $102,120.00               102,120.00
     2          136,343.61  (1)(3)(4)(7)        157,001.34               157,001.34
     3          134,549.62  (3)                 146,972.67               146,972.67
     4          122,574.70  (3)                 146,972.67               146,972.67
     5          128,274.43                      136,343.61               136,343.61   (7)

(1) The Year 1 & 2 Anniversary Values are adjusted by the subsequent Premium Payment of $50,000.

(2) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(3) The $10,000 partial Surrender results in a factor of 0.927680047 being applied to Premium Payments as well as all previous Anniversary Values. The factor of 0.927680047 is derived by 1-(partial Surrender $10,000 / Contract Value prior to Surrender $138,274.43).

(4) The $10,000 transfer to the Personal Pension Account results in a dollar for dollar reduction to Premium Payments as well as all previous Anniversary Values up to the PPA Transfer Limit of $7,850.07 and then a factor of 0.985393359 is applied. The factor of 0.985393359 is derived by 1-(A/(B-C)) where A is the amount transferred in excess of the Personal Pension Account Transfer Limit $2,149.93; B is the Contract Value Prior to the Transfer $155,038.82; and C is the PPA Transfer Limit less any previous transfers to the Personal Pension Account that contract year $7,850.07.

(5) Anniversary Value each year is first established as the Contract Value on that Anniversary and is later adjusted by subsequent Premium Payments, transfers to and from the Personal Pension Account Personal Pension Account, and Partial Surrenders, if applicable.

(6)  Does not reflect a Distribution Charge, if applicable.

(7) Is the Maximum Anniversary Value as adjusted by subsequent Premium Payments, transfers to/from Personal Pension Account, and partial Surrenders.

(8) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment, transfer to/from Personal Pension Account, and partial Surrender activity. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(9) Premium Payments of $150,000 are adjusted by the transfer to the Personal Pension Account of $10,000.

(10) The Transfer Limit set at each Contract Anniversary will equal 5% of the greater of Premium Payment(s) or Maximum Anniversary Value.

APP A-22

--------------------------------------------------------------------------------

MAXIMUM ANNIVERSARY VALUE III EXAMPLE 4:

MAXIMUM ANNIVERSARY VALUE III RIDER CHARGE EXAMPLE

Assume the Maximum Anniversary Value is $102,120.00 and Premium Payments is $100,000. The current rider charge is 0.75%.

The current rider charge is assessed on the greater of the Maximum Anniversary Value or Premium Payments; therefore, the rider charge is $765.90, or $102,120 x 0.75%.

MAXIMUM ANNIVERSARY VALUE III EXAMPLE 5:

A proportional reduction, in the form of a factor, is applied when a transfer to the Personal Pension Account in excess of the Transfer Limit occurs or when a partial Surrender is made.

The formula to calculate the proportional factor is 1 - ( A / B ), where:

A = The amount of the Surrender or transfer that exceeds a permissible limit, and

B = The Contract Value immediately prior to the transaction.

This example illustrates the impact of a transfer to the Personal Pension Account in excess of the Personal Pension Account Transfer Limit on the Maximum Anniversary Value III optional death benefit. Assume an amount equal to the Personal Pension Account Transfer Limit has already been transferred during the Contract year, and an additional amount of $10,000 is transferred to the Personal Pension Account during the same Contract year. Assume there have been no Surrenders and no prior excess transfers to the Personal Pension Account.

     Values immediately prior to the partial Surrender:

       -   Your Contract Value is $140,000.

       -   Your total Premium Payments are $120,000.

       - Your Maximum Anniversary Value III component of your death benefit is $150,000.

       -   Your Personal Pension Account Benefit Balance is $6,000.

The factor for this transaction is 0.928571 and was derived from: 1 - (10,000/140,000).

     Values after the partial Surrender:

       -   Your Contract Value is $130,000.

       -   Your total Premium Payments are $120,000.

       - Your Premium Payments adjusted for partial Surrenders and excess transfers to the PPA are $111,429.

       - Your Maximum Anniversary Value III component of your death benefit is $139,286.

       -   Your Personal Pension Account Benefit Balance is $16,000.

                    APP A-23

--------------------------------------------------------------------------------

RETURN OF PREMIUM III EXAMPLES

RETURN OF PREMIUM III EXAMPLE 1: Assume your initial Premium Payment is $100,000. In Contract Year 2 you apply a subsequent Premium Payment of $50,000. In Contract Year 3 you transfer $7,500.00, an amount equal to the Personal Pension Account Transfer Limit, to the Personal Pension Account. In Contract Year 5 you take a partial Surrender for $10,000.

                               PERSONAL                              GUARANTEED
                               PENSION                                 MINIMUM
                               ACCOUNT                              DEATH BENEFIT
  CONTRACT      CONTRACT       TRANSFER       PREMIUM                 AT END OF
    YEAR       VALUE(3)(4)     LIMIT(6)      PAYMENTS            EACH CONTRACT YEAR
--------------------------------------------------------------------------------------
     0          $100,000.00                  $100,000.00              $100,000.00
     1           102,120.00     $5,000.00     100,000.00               102,120.00
     2           157,001.34      5,000.00     150,000.00   (1)         157,001.34
     3           147,538.82      7,500.00     142,500.00   (5)         147,538.82
     4           134,407.86      7,125.00     142,500.00               142,500.00
     5           130,657.83      7,125.00     132,369.03   (2)         132,369.03

(1) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(2) The $10,000 partial Surrender results in a factor of 0.928905486 being applied to Premium Payments. After multiplying the factor of 0.928905486 to $142,500, the adjusted Premium Payments equal $132,369.03. The factor of
     0.928905486 is derived by 1-(partial Surrender $10,000 / Contract Value prior to Surrender $140,657.83).

(3)  Does not reflect a Distribution Charge, if applicable.

(4) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment and Partial Surrender activity.

(5) Premium Payments of $150,000 are adjusted by the transfer to the Personal Pension Account of $7,500.00.

(6) The Transfer Limit set at each Contract Anniversary will equal 5% of Premium Payment(s).

RETURN OF PREMIUM III EXAMPLE 2: Assume the same facts as the example above, except that in Contract Year 3 you transfer $10,000, an amount in excess of the PPA Transfer Limit, to the Personal Pension Account.

                            PERSONAL                             MINIMUM
                             PENSION                            GUARANTEED
                             ACCOUNT                          DEATH BENEFIT
  CONTRACT      CONTRACT    TRANSFER     PREMIUM                AT END OF
    YEAR      VALUE(3)(4)   LIMIT(6)     PAYMENTS           EACH CONTRACT YEAR
--------------------------------------------------------------------------------
     0         $100,000.00              $100,000.00             $100,000.00
     1          102,120.00  $5,000.00    100,000.00              102,120.00
     2          157,001.34   5,000.00    150,000.00   (1)        157,001.34
     3          145,038.82   7,500.00    140,085.38   (5)        145,038.82
     4          132,130.36   7,004.27    140,085.38              140,085.38
     5          128,274.43   7,004.27    129,954.41   (2)        129,954.41

(1) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(2) The $10,000 partial Surrender results in a factor of 0.928905486 being applied to Premium Payments. After multiplying the factor of 0.927680047 to $140,085.38, the adjusted Premium Payments equal $129,954.41. The factor of
     0.927680047 is derived by 1-(partial Surrender $10,000 / Contract Value prior to Surrender $138,274.43).

APP A-24

--------------------------------------------------------------------------------

(3)  Does not reflect a Distribution Charge, if applicable.

(4) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment and partial Surrender activity.

(5) The $10,000 transfer to the Personal Pension Account results in a dollar for dollar reduction to Premium Payments as well as all previous Anniversary Values up to the Personal Pension Account Transfer Limit of $7,500 and then a factor of 0.983055307 is applied. The factor of
     0.983055307 is derived by 1-(A/(B-C)) where A is the amount transferred in excess of the Personal Pension Account Transfer Limit $2,500; B is the Contract Value prior to the transfer $155,038.82; and C is the Personal Pension Account Transfer Limit less any previous transfers to the Personal Pension Account that contract year $7,500.

(6) The Transfer Limit set at each Contract Anniversary will equal 5% of Premium Payment(s).

RETURN OF PREMIUM III EXAMPLE 3:

A proportional reduction, in the form of a factor, is applied when a transfer to the Personal Pension Account in excess of the Transfer Limit occurs or when a partial Surrender is made.

The formula to calculate the proportional factor is 1 - ( A / B ), where:

A = The amount of the surrender or transfer that exceeds a permissible limit, and

B = The contract value immediately prior to the transaction.

This example illustrates the impact of a partial Surrender on Return of Premium III in a down market. Assume a partial Surrender taken in Contract Year 2 equals $5,000. All Surrenders reduce your Return of Premium III death benefit value on a proportional basis.

     Values immediately prior to the partial Surrender:

       -   Your Contract Value is $85,000.

       -   Your total Premium Payments are $100,000.

       -   Your Return of Premium death benefit value is $100,000.

The factor for this transaction is 0.941176 and was derived from: 1 - (5,000/85,000).

     Values after the partial Surrender:

       -   Your Contract Value is $80,000.

       -   Your total Premium Payments are $100,000.

       -   Your Return of Premium death benefit value is $94,118.

                                                                    APP A-25

-------------------------------------------------------------------------------

SAFETY PLUS EXAMPLES:

SAFETY PLUS EXAMPLE 1: Assume your initial Premium Payment is $100,000. Prior to your first Contract Anniversary, you apply a subsequent Premium Payment of $50,000. In Contract Year 3 you apply an additional subsequent Premium Payment of $15,000.

                                                                                       GUARANTEED                CREDIT TO
                CONTRACT                      CONTRACT             PREMIUM            ACCUMULATION            CONTRACT VALUE,
                  YEAR                      VALUE(3)(4)            PAYMENTS             BENEFIT                   IF ANY
---------------------------------------------------------------------------------------------------------------------------------
                    0                         $100,000.00          $100,000.00          $100,000.00
                   0.5                         145,000.00           150,000.00           150,000.00   (1)
                    1                          146,450.00           150,000.00           150,000.00
                    2                          158,166.00           150,000.00           150,000.00
                    3                          182,655.96   (2)     165,000.00   (2)     150,000.00   (2)
                    4                          160,737.24           165,000.00           150,000.00
                    5                          152,700.38           165,000.00           150,000.00
                    6                          166,443.42           165,000.00           150,000.00
                    7                          174,765.59           165,000.00           150,000.00
                    8                          157,289.03           165,000.00           150,000.00
                    9                          143,133.02           165,000.00           150,000.00
                   10                          135,976.37           165,000.00         $ 150,000.00              $ 14,023.63   (5)

(1) The Guaranteed Accumulation Benefit of $100,000 is adjusted by the subsequent Premium Payment in the first contract year of $50,000.

(2) The Guaranteed Accumulation Benefit of $150,000 is not adjusted by the subsequent Premium Payment in the third contract year of $15,000.

(3)  Does not reflect a Distribution Charge, if applicable.

(4) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment activity.

(5) On Rider Maturity Date, a credit equal to the difference in the Contract Value and the Guaranteed Accumulation Benefit is applied to the Contract Value to bring the Contract Value equal to the Guaranteed Accumulation Benefit $150,000.

SAFETY PLUS EXAMPLE 2: Assume your initial Premium Payment is $100,000. In Contract Year 1 you transfer $5,000, an amount equal to the Personal Pension Account Transfer Limit, to the Personal Pension Account. After the Rider Maturity Date, but prior to the eleventh Contract Anniversary, you transfer an amount equal to your Contract Value to the Personal Pension Account.

                                                                  GUARANTEED              CREDIT TO
                    CONTRACT                        CONTRACT     ACCUMULATION          CONTRACT VALUE,       PPA ACCUMULATION
                      YEAR                         VALUE(2)(3)      BENEFIT                IF ANY               BALANCE(5)
---------------------------------------------------------------------------------------------------------------------------------
                       0                            $100,000.00    $100,000.00                                     $5,000.00
                       1                              90,950.00      95,000.00   (1)                                5,150.00
                       2                              98,226.00      95,000.00                                      5,304.50
                       3                             104,119.56      95,000.00                                      5,463.64
                       4                              91,625.21      95,000.00                                      5,627.54
                       5                              87,043.95      95,000.00                                      5,796.37
                       6                              94,877.91      95,000.00                                      5,970.26
                       7                              99,621.80      95,000.00                                      6,149.37
                       8                             105,101.00      95,000.00                                      6,333.85
                       9                              98,689.84      95,000.00                                      6,523.87
                       10                             95,729.15      95,000.00              $ 0.00    (4)           6,719.58
                       11                                  0.00         $ 0.00                                    111,064.35   (6)

(1) The Guaranteed Accumulation Benefit of $100,000 is adjusted by the transfer to the PPA in the first contract year of $5,000.

(2)  Does not reflect a Distribution Charge, if applicable.

(3) Assumes annual performance on the Contract Value, as well as transfer to the Personal Pension Account activity.

(4) On the Rider Maturity Date, a credit is not applied to the Contract Value since the Contract Value exceeds the GMAB.

(5) Assumes a credited rate of 3% is applied to the Personal Pension Account Accumulation Balance.

APP A-26

-------------------------------------------------------------------------------

(6) An amount equal to $104,344.77 is transferred to the Personal Pension Account; this amount is equal to the entire Contract Value and assumes investment performance of 9.0% since the 10th Contract Anniversary. $95,000 of the total $104,344.77 transferred will receive Maximum Guaranteed Payout Purchase Rates with a one-time increase to the Purchase Rate (referred to as an Income Enhancer). The remaining $9,344.77 transferred will receive then current Maximum Guaranteed Payout Purchase Rates.

SAFETY PLUS EXAMPLE 3: Assume an initial contribution of $100,000, and during Contract year 4 you make a partial Surrender of $7,000.

                                                                                                                  GUARANTEED
                              CONTRACT                                      CONTRACT            PARTIAL          ACCUMULATION
                                YEAR                                       VALUE(1)(2)         SURRENDER            BENEFIT
---------------------------------------------------------------------------------------------------------------------------------
                                  0                                          $100,000                 -             $100,000
                                  1                                            93,000                 -              100,000
                                  2                                            84,630                 -              100,000
                                  3                                            88,862                 -              100,000
                                  4                                            94,193            $7,000               92,568  (2)
                                  5                                            97,961                 -               92,568
                                  6                                            96,002                 -               92,568
                                  7                                           102,722                 -               92,568
                                  8                                           110,940                 -               92,568
                                  9                                           105,393                 -               92,568
                                 10                                           106,447                 -               92,568  (3)

(1)  Does not reflect a Distribution Charge, if applicable

(2) The partial Surrender of $7,000 reduces the GMAB by a factor of 0.925685, The factor is derived from 1 - ($7,000 / $94,193).

(3) Because the Guaranteed Accumulation Benefit is less than the Contract Value on the 10th Anniversary, there would be no adjustment applied. The Safety Plus rider would subsequently terminate.

SAFETY PLUS EXAMPLE 4:

A proportional reduction, in the form of a factor, is applied when a transfer to the Personal Pension Account in excess of the Transfer Limit occurs or when a partial Surrender is made. The formula to calculate the proportional factor is 1 -(A / B), where:

A = The amount of the surrender or transfer that exceeds a permissible limit, and

B = The Contract Value immediately prior to the transaction.

THIS EXAMPLE ILLUSTRATES THE IMPACT OF A PARTIAL SURRENDER ON THE SAFETY PLUS RIDER IN A DOWN MARKET. ASSUME A PARTIAL SURRENDER TAKEN IN CONTRACT YEAR 4 EQUALS $8,000. ALL SURRENDERS REDUCE THE GUARANTEED ACCUMULATION BENEFIT VALUE ON A PROPORTIONAL BASIS.

     Values immediately prior to the partial Surrender:

       -   Your Contract Value is $90,000.

       -   Your total Premium Payments are $100,000.

       -   Your Guaranteed Accumulation Benefit value is $100,000.

The factor for this transaction is 0.911111 and was derived from: 1 - (8,000/90,000).

     Values after the partial Surrender:

       -   Your Contract Value is $82,000.

       -   Your total Premium Payments are $100,000.

       -   Your Guaranteed Accumulation Benefit value is $91,111.

FUTURE5 AND FUTURE6 EXAMPLES

Future 5 and Future6 operate similarly except vary by Deferral Bonus, fees and investment restrictions. The following benefit features illustrated below apply to Future5 and Future6 interchangeably.

                                                                    APP A-27

-------------------------------------------------------------------------------

FUTURE5 AND FUTURE6 EXAMPLE 1: Assume your initial Premium Payment is $100,000. Your Contract Value, Payment Base and Bonus Base are all equal to $100,000. You have elected Future5 - Single Life, and based on your age of 60 you initial Withdrawal Percent is at 4%. In years 7, 9, 11 and 12 you take partial Surrender of the amount equal to your available Lifetime Benefit Payment. In year 10, you take a partial Surrender of $10,000.

CONTRACT                       CONTRACT            DEFERRAL          WITHDRAWAL
  YEAR         AGE           VALUE(1)(7)             BONUS             PERCENT
-----------------------------------------------------------------------------------
 0              60              $100,000                 $0                4%
 1              61                93,930              5,000                4%
 2              62               101,632              5,000                4%
 3              63               106,694              5,000                4%
 4              64               118,408              5,000                4%
 5              65               125,726              5,000                5%
 6              66               137,306              6,286                5%
 7              67               127,722              6,865                5%
 8              68               126,683                  0                5%
 9              69               134,538                  0                5%
 10             70               138,025                  0                5%
 11             71               140,955                  0                5%
 12             72               141,319                  0                5%

              LIFETIME                              PAYMENT BASE AT        BONUS BASE AT
CONTRACT       BENEFIT            SURRENDER           END OF EACH           END OF EACH
  YEAR         PAYMENT             AMOUNT            CONTRACT YEAR         CONTRACT YEAR
--------  ----------------------------------------------------------------------------------
 0              $4,000                   $0              $100,000              $100,000
 1               4,200                    0               105,000   (2)         100,000
 2               4,400                    0               110,000               100,000
 3               4,600                    0               115,000               100,000
 4               4,800                    0               120,000               100,000
 5               6,286   (4)              0               125,726   (3)         125,726   (3)
 6               6,865                    0               137,306               137,306
 7               7,209                7,209   (5)         144,171                     0   (5)
 8               7,209                    0               144,171                     0
 9               7,209                7,209               144,171                     0
 10              7,209               10,000   (6)         141,094   (6)               0
 11              7,055                7,055               141,094                     0
 12              7,066                7,066               141,319                     0

(1) Assumes annual performance on the Contract Value and Partial Surrender activity. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(2) The Deferral Bonus is applied to the Payment Base on Contract Anniversaries 1, 2, 3 and 4.

(3) Applies a Market Increase to the Payment Base and the Bonus Base on Contract Anniversaries 5 and 6 because the Contract Value exceeds the Deferral Bonus.

(4) The Lifetime Benefit Payment increases as the result of the increases in the Payment Base. Additionally, because no Surrenders have been taken, the Withdrawal Percent increases to 5% upon attaining the age of 65.

(5) A partial Surrender equal to the Lifetime Benefit Payment does not impact the Payment Base or Lifetime Benefit Payment, but as the first Surrender it resets the Bonus Base to $0 and there are no subsequent Deferral Bonus opportunities.

(6) A partial Surrender of $10,000 is in excess of the Lifetime Benefit Payment; the Payment Base is reset by a factor of 0.97866121 derived from 1
     - ($2,791 / ($138,025 - $7,209)).

(7)  Does not reflect a Distribution Charge, if applicable.

FUTURE5 AND FUTURE6 EXAMPLE 2: Assume the election of Future5 and Maximum Anniversary Value III, with an initial Premium Payment of $100,000 at age 65. In Contract Year 2, a transfer to the Personal Pension Account equal to the Transfer Limit occurs. In Contract Year 4, a transfer in excess of the Transfer Limit occurs.

                                                  MAV III DEATH
                               FUTURE5              BENEFIT AT
                             PAYMENT BASE          BEGINNING OF
                           AT BEGINNING OF             EACH
 CONTRACT     CONTRACT      EACH CONTRACT            CONTRACT          PPA TRANSFER
ANNIVERSARY   VALUE(1)           YEAR                  YEAR           LIMIT / LBP(2)
--------------------------------------------------------------------------------------
  0            $100,000         $100,000              $100,000             $5,000
  1              93,930          105,000               100,000              5,250
  2             101,632          110,000               101,632              5,500
  3             100,920          109,500               100,920              5,475
  4             112,001          114,500               112,001              5,725
  5             108,304          108,304               108,304              5,415
  6             118,279          118,279               118,279              5,914
  7             110,023          118,279               118,279              5,914
  8             115,656          118,279               118,279              5,914


                                   FUTURE5            MAV III DEATH
                                 PAYMENT BASE         BENEFIT AT END
 CONTRACT    TRANSFER           AT END OF EACH           OF EACH
ANNIVERSARY   TO PPA            CONTRACT YEAR         CONTRACT YEAR
-----------  ----------------------------------------------------------
  0                 $0              $100,000              $100,000
  1                  0               105,000               100,000
  2              5,500   (3)         104,500                96,132
  3                  0               109,500               100,920
  4             10,000   (4)         104,399   (4)         102,001   (4)
  5                  0               108,304               108,304
  6                  0               118,279               118,279
  7                  0               118,279               118,279
  8                  0               118,279               118,279

(1) Assumes annual performance on the Contract Value as well as transfers to/from PPA. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

APP A-28

-------------------------------------------------------------------------------

(2) When Future5 is elected and the Lifetime Eligible Income Date has been attained, the prevailing PPA Transfer Limit for both optional benefits is equal to the Lifetime Benefit Payment. This is because the Future5 or Future6 Transfer Limit always prevails over the Maximum Anniversary Value III or the Return of Premium III Transfer Limits.

(3) The transfer of $5,500 equals the PPA Transfer Limit; the Future5 Payment Base and MAV death benefit is reduced by the dollar amount of the transfer.

(4) The transfer of $10,000 exceeds the PPA Transfer Limit; the Future5 Payment Base is first reduced by the dollar amount up to the PPA Transfer Limit, and then by a factor of 0.959774 (Derived from 1 - (($10,000 - $5,725) / ($112,001 - $5,725)). The MAV III is similarly reset, first by the dollar amount up to the Transfer Limit, and then by the same factor of 0.959774. This transaction also resets the Bonus Base to $0

(5)  Does not reflect a Distribution Charge, if applicable.

FUTURE5 AND FUTURE6 EXAMPLE 3: A proportional reduction, in the form of a factor, is applied when a transfer is made to the Personal Pension Account in excess of the PPA Transfer Limit occurs, or when a partial Surrender is taken in excess of the Threshold Payment or Lifetime Benefit Payment, if applicable.

The factor can be calculated as 1 - (A / ( B - C), where:

A = The amount of the surrender or transfer that exceeds the Threshold Payment, Lifetime Benefit Payment, or Transfer Limit,

B = The Contract Value immediately prior to the transaction, and

C = The remaining Threshold Payment, Lifetime Benefit Payment or Transfer Limit immediately prior to the transaction.

This example illustrates the impact of a transfer to the Personal Pension Account in excess of the PPA Transfer Limit on with Future5 or Future6. Assume an amount equal to the Personal Pension Account Transfer Limit has already been transferred during the Contract year, and an additional amount of $15,000 is transferred to the Personal Pension Account during the same Contract year. Assume there have been no surrenders and no prior excess transfers to the Personal Pension Account.

     Values immediately prior to the partial Surrender:

       -   Your Contract Value is $200,000.

       -   Your total Premium Payments are $180,000.

       -   Your Payment Base is $225,000.

       -   Your Deferral Bonus Base is $210,000.

       -   Your Personal Pension Account Benefit Balance is $10,000.

The factor for this transaction is 0.925000 and was derived from: 1 - (15,000/200,000).

     Values after the partial Surrender:

       -   Your Contract Value is $185,000.

       -   Your total Premium Payments are $180,000.

       -   Your Payment Base is $208,125.

       -   Your Deferral Bonus Base is $0.

       -   Your Personal Pension Account Benefit Balance is $25,000.

                                                                     APP B-1

-------------------------------------------------------------------------------

APPENDIX B - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits.

HARTFORD LIFE INSURANCE COMPANY

B SHARES

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.182(a)
  Accumulation Unit Value at end of period                          $12.553
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 37
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $16.299(a)
  Accumulation Unit Value at end of period                          $15.096
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.295(a)
  Accumulation Unit Value at end of period                           $9.120
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.954(a)
  Accumulation Unit Value at end of period                           $9.753
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.989(a)
  Accumulation Unit Value at end of period                           $9.911
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.762(a)
  Accumulation Unit Value at end of period                          $13.565
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  5
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.482(a)
  Accumulation Unit Value at end of period                          $11.773
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 17
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.583(a)
  Accumulation Unit Value at end of period                          $11.528
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  5
AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.987(a)
  Accumulation Unit Value at end of period                          $13.163
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  5

APP B-2

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.022  (a)
  Accumulation Unit Value at end of period                          $12.314
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  3
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.543  (a)
  Accumulation Unit Value at end of period                          $13.750
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 31
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.425  (a)
  Accumulation Unit Value at end of period                          $13.052
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 11
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.412  (a)
  Accumulation Unit Value at end of period                          $11.238
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 24
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.375  (a)
  Accumulation Unit Value at end of period                          $12.400
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  6
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.649  (a)
  Accumulation Unit Value at end of period                           $8.947
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  4
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.118  (a)
  Accumulation Unit Value at end of period                          $10.309
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  3
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.077  (a)
  Accumulation Unit Value at end of period                           $9.507
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.636  (a)
  Accumulation Unit Value at end of period                          $13.998
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  8
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.199  (a)
  Accumulation Unit Value at end of period                          $13.831
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  6
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.732  (a)
  Accumulation Unit Value at end of period                          $12.710
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2

                                                                     APP B-3

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.972(a)
  Accumulation Unit Value at end of period                          $13.644
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 14
FRANKLIN RISING DIVIDENDS SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.528(a)
  Accumulation Unit Value at end of period                          $14.904
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  4
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.193(a)
  Accumulation Unit Value at end of period                          $15.069
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
FRANKLIN STRATEGIC INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.750(a)
  Accumulation Unit Value at end of period                          $12.513
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 14
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.622(a)
  Accumulation Unit Value at end of period                           $8.571
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 12
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.149(a)
  Accumulation Unit Value at end of period                           $9.834
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.921(a)
  Accumulation Unit Value at end of period                           $9.776
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 10
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.036(a)
  Accumulation Unit Value at end of period                           $8.857
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.865(a)
  Accumulation Unit Value at end of period                           $8.848
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.856(a)
  Accumulation Unit Value at end of period                           $8.764
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  5
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.263(a)
  Accumulation Unit Value at end of period                          $10.150
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  4

APP B-4

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.098(a)
  Accumulation Unit Value at end of period                          $14.035
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.983(a)
  Accumulation Unit Value at end of period                           $8.513
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  6
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.982(a)
  Accumulation Unit Value at end of period                           $9.954
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.990(a)
  Accumulation Unit Value at end of period                          $10.208
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 76
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.248(a)
  Accumulation Unit Value at end of period                          $10.585
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 13
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.137(a)
  Accumulation Unit Value at end of period                          $10.383
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  3
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.845(a)
  Accumulation Unit Value at end of period                           $9.492
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
INVESCO V.I. BALANCED RISK ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.229(a)
  Accumulation Unit Value at end of period                          $11.026
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  8
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.556(a)
  Accumulation Unit Value at end of period                          $12.999
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  4
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.146(a)
  Accumulation Unit Value at end of period                          $12.604
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 13
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.007(a)
  Accumulation Unit Value at end of period                          $12.758
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1

                                                                     APP B-5

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.310  (a)
  Accumulation Unit Value at end of period                          $14.615
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  6
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.662  (a)
  Accumulation Unit Value at end of period                          $12.620
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  3
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.062  (a)
  Accumulation Unit Value at end of period                          $12.241
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 14
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.113  (a)
  Accumulation Unit Value at end of period                          $11.442
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.065  (a)
  Accumulation Unit Value at end of period                          $13.971
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  4
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.198  (a)
  Accumulation Unit Value at end of period                           $8.791
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.863  (a)
  Accumulation Unit Value at end of period                          $12.179
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 64
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.597  (a)
  Accumulation Unit Value at end of period                          $12.438
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 64
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.369  (a)
  Accumulation Unit Value at end of period                          $12.898
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 26
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.991  (a)
  Accumulation Unit Value at end of period                          $12.163
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 13
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.698  (a)
  Accumulation Unit Value at end of period                          $13.043
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 22

APP B-6

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.366  (a)
  Accumulation Unit Value at end of period                          $10.091
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.417  (a)
  Accumulation Unit Value at end of period                           $9.475
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  3
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.335  (a)
  Accumulation Unit Value at end of period                           $9.768
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.879  (a)
  Accumulation Unit Value at end of period                          $13.579
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.122  (a)
  Accumulation Unit Value at end of period                          $13.807
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.458  (a)
  Accumulation Unit Value at end of period                          $12.590
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.043  (a)
  Accumulation Unit Value at end of period                          $11.977
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 12
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.076  (a)
  Accumulation Unit Value at end of period                          $12.342
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 30
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.930  (a)
  Accumulation Unit Value at end of period                          $12.228
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  9

(a)  Inception date June 13, 2011.

                                                                     APP B-7

-------------------------------------------------------------------------------

C SHARES

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.122(a)
  Accumulation Unit Value at end of period                          $13.374
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $18.716(a)
  Accumulation Unit Value at end of period                          $17.239
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.284(a)
  Accumulation Unit Value at end of period                           $9.059
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.918(a)
  Accumulation Unit Value at end of period                           $9.664
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.965(a)
  Accumulation Unit Value at end of period                           $9.833
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.264(a)
  Accumulation Unit Value at end of period                          $13.983
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.244(a)
  Accumulation Unit Value at end of period                          $12.486
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.346(a)
  Accumulation Unit Value at end of period                          $12.220
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.872(a)
  Accumulation Unit Value at end of period                          $14.855
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $19.668(a)
  Accumulation Unit Value at end of period                          $16.034
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $16.504(a)
  Accumulation Unit Value at end of period                          $15.518
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

APP B-8

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.469(a)
  Accumulation Unit Value at end of period                          $13.990
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $16.166(a)
  Accumulation Unit Value at end of period                          $13.471
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $17.586(a)
  Accumulation Unit Value at end of period                          $15.086
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.614(a)
  Accumulation Unit Value at end of period                           $8.865
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.081(a)
  Accumulation Unit Value at end of period                          $10.215
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.041(a)
  Accumulation Unit Value at end of period                           $9.420
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.358(a)
  Accumulation Unit Value at end of period                          $10.283
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.822(a)
  Accumulation Unit Value at end of period                          $15.050
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $17.777(a)
  Accumulation Unit Value at end of period                          $16.088
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $16.413(a)
  Accumulation Unit Value at end of period                          $15.940
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN RISING DIVIDENDS SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.039(a)
  Accumulation Unit Value at end of period                          $11.262
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

                                                                     APP B-9

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $16.379(a)
  Accumulation Unit Value at end of period                          $16.155
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
FRANKLIN STRATEGIC INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.671(a)
  Accumulation Unit Value at end of period                          $14.319
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.586(a)
  Accumulation Unit Value at end of period                           $8.493
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.113(a)
  Accumulation Unit Value at end of period                           $9.744
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.885(a)
  Accumulation Unit Value at end of period                           $9.687
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.000(a)
  Accumulation Unit Value at end of period                           $8.776
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.829(a)
  Accumulation Unit Value at end of period                           $8.767
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.820(a)
  Accumulation Unit Value at end of period                           $8.685
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.226(a)
  Accumulation Unit Value at end of period                          $10.058
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.139(a)
  Accumulation Unit Value at end of period                          $11.029
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.947(a)
  Accumulation Unit Value at end of period                           $8.435
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)

APP B-10

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.945(a)
  Accumulation Unit Value at end of period                           $9.864
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.987(a)
  Accumulation Unit Value at end of period                          $10.149
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.211(a)
  Accumulation Unit Value at end of period                          $10.488
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.101(a)
  Accumulation Unit Value at end of period                          $10.288
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.809(a)
  Accumulation Unit Value at end of period                           $9.406
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
INVESCO V.I. BALANCED RISK ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.204(a)
  Accumulation Unit Value at end of period                          $10.939
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.234(a)
  Accumulation Unit Value at end of period                          $13.574
  Number of Accumulation Units outstanding at end of
   period(in thousands)                                                   -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $16.236(a)
  Accumulation Unit Value at end of period                          $14.387
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.086(a)
  Accumulation Unit Value at end of period                          $10.043
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $16.182(a)
  Accumulation Unit Value at end of period                          $15.362
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.966(a)
  Accumulation Unit Value at end of period                          $15.825
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

                                                                    APP B-11

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.394(a)
  Accumulation Unit Value at end of period                          $10.619
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.811(a)
  Accumulation Unit Value at end of period                          $12.974
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.369(a)
  Accumulation Unit Value at end of period                          $15.183
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.161(a)
  Accumulation Unit Value at end of period                           $8.711
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.745(a)
  Accumulation Unit Value at end of period                          $13.013
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.151(a)
  Accumulation Unit Value at end of period                          $12.914
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.038(a)
  Accumulation Unit Value at end of period                          $13.469
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.930(a)
  Accumulation Unit Value at end of period                          $12.970
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.415(a)
  Accumulation Unit Value at end of period                          $13.651
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.329(a)
  Accumulation Unit Value at end of period                          $10.000
  Number of Accumulation Units outstanding at end of
   period(in thousands)                                                   -
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.379(a)
  Accumulation Unit Value at end of period                           $9.389
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

APP B-12

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.298(a)
  Accumulation Unit Value at end of period                           $9.679
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.270(a)
  Accumulation Unit Value at end of period                          $10.965
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.230(a)
  Accumulation Unit Value at end of period                          $10.920
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.389(a)
  Accumulation Unit Value at end of period                           $8.998
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.983(a)
  Accumulation Unit Value at end of period                          $13.557
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.575(a)
  Accumulation Unit Value at end of period                          $13.680
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.206(a)
  Accumulation Unit Value at end of period                          $13.274
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)

(a)  Inception date June 13, 2011.

I SHARES

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.233(a)
  Accumulation Unit Value at end of period                          $12.616
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $16.363(a)
  Accumulation Unit Value at end of period                          $15.172
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.297(a)
  Accumulation Unit Value at end of period                           $9.132
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

                                                                    APP B-13

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.961  (a)
  Accumulation Unit Value at end of period                           $9.771
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.993  (a)
  Accumulation Unit Value at end of period                           $9.927
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.816  (a)
  Accumulation Unit Value at end of period                          $13.633
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.527  (a)
  Accumulation Unit Value at end of period                          $11.832
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.628  (a)
  Accumulation Unit Value at end of period                          $11.586
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.041  (a)
  Accumulation Unit Value at end of period                          $13.229
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.081  (a)
  Accumulation Unit Value at end of period                          $12.376
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.600  (a)
  Accumulation Unit Value at end of period                          $13.819
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.477  (a)
  Accumulation Unit Value at end of period                          $13.117
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.464  (a)
  Accumulation Unit Value at end of period                          $11.294
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.431  (a)
  Accumulation Unit Value at end of period                          $12.462
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

APP B-14

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.656  (a)
  Accumulation Unit Value at end of period                           $8.963
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.125  (a)
  Accumulation Unit Value at end of period                          $10.328
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.085  (a)
  Accumulation Unit Value at end of period                           $9.524
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.693  (a)
  Accumulation Unit Value at end of period                          $14.069
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.259  (a)
  Accumulation Unit Value at end of period                          $13.900
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.782  (a)
  Accumulation Unit Value at end of period                          $12.774
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.026  (a)
  Accumulation Unit Value at end of period                          $13.712
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN RISING DIVIDENDS SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.585  (a)
  Accumulation Unit Value at end of period                          $14.978
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.253  (a)
  Accumulation Unit Value at end of period                          $15.145
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN STRATEGIC INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.800  (a)
  Accumulation Unit Value at end of period                          $12.575
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.629  (a)
  Accumulation Unit Value at end of period                           $8.587
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

                                                                    APP B-15

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.157  (a)
  Accumulation Unit Value at end of period                           $9.852
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.928  (a)
  Accumulation Unit Value at end of period                           $9.794
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.044  (a)
  Accumulation Unit Value at end of period                           $8.873
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.872  (a)
  Accumulation Unit Value at end of period                           $8.864
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.863  (a)
  Accumulation Unit Value at end of period                           $8.781
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.271  (a)
  Accumulation Unit Value at end of period                          $10.169
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.153  (a)
  Accumulation Unit Value at end of period                          $14.106
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.991  (a)
  Accumulation Unit Value at end of period                           $8.529
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.989  (a)
  Accumulation Unit Value at end of period                           $9.973
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.990  (a)
  Accumulation Unit Value at end of period                          $10.220
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  4
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.256  (a)
  Accumulation Unit Value at end of period                          $10.604
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2

APP B-16

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.145  (a)
  Accumulation Unit Value at end of period                          $10.402
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.852  (a)
  Accumulation Unit Value at end of period                           $9.510
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
INVESCO V.I. BALANCED RISK ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.234  (a)
  Accumulation Unit Value at end of period                          $11.043
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.609  (a)
  Accumulation Unit Value at end of period                          $13.064
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.201  (a)
  Accumulation Unit Value at end of period                          $12.667
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.061  (a)
  Accumulation Unit Value at end of period                          $12.822
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.370  (a)
  Accumulation Unit Value at end of period                          $14.688
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.708  (a)
  Accumulation Unit Value at end of period                          $12.679
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.109  (a)
  Accumulation Unit Value at end of period                          $12.298
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.157  (a)
  Accumulation Unit Value at end of period                          $11.495
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.120  (a)
  Accumulation Unit Value at end of period                          $14.041
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

                                                                    APP B-17

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.206  (a)
  Accumulation Unit Value at end of period                           $8.807
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.909  (a)
  Accumulation Unit Value at end of period                          $12.240
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.646  (a)
  Accumulation Unit Value at end of period                          $12.500
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.421  (a)
  Accumulation Unit Value at end of period                          $12.962
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.041  (a)
  Accumulation Unit Value at end of period                          $12.224
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.752  (a)
  Accumulation Unit Value at end of period                          $13.109
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.374  (a)
  Accumulation Unit Value at end of period                          $10.110
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.425  (a)
  Accumulation Unit Value at end of period                           $9.493
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.343  (a)
  Accumulation Unit Value at end of period                           $9.785
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.933  (a)
  Accumulation Unit Value at end of period                          $13.647
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.177  (a)
  Accumulation Unit Value at end of period                          $13.877
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

APP B-18

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.514  (a)
  Accumulation Unit Value at end of period                          $12.654
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.098  (a)
  Accumulation Unit Value at end of period                          $12.037
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.128  (a)
  Accumulation Unit Value at end of period                          $12.404
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.985  (a)
  Accumulation Unit Value at end of period                          $12.290
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

(a)  Inception date June 13, 2011.

L SHARES

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.619  (a)
  Accumulation Unit Value at end of period                          $10.059
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.170  (a)
  Accumulation Unit Value at end of period                          $10.291
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.284  (a)
  Accumulation Unit Value at end of period                           $9.062
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.920  (a)
  Accumulation Unit Value at end of period                           $9.669
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.966  (a)
  Accumulation Unit Value at end of period                           $9.837
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.759  (a)
  Accumulation Unit Value at end of period                          $10.550
  Number of Accumulation Units outstanding at end of                      2
   period (in thousands)

                                                                    APP B-19

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.040  (a)
  Accumulation Unit Value at end of period                          $10.241
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.146  (a)
  Accumulation Unit Value at end of period                          $10.046
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.723  (a)
  Accumulation Unit Value at end of period                          $10.039
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.652  (a)
  Accumulation Unit Value at end of period                           $8.686
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.163  (a)
  Accumulation Unit Value at end of period                          $10.499
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 18
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.886  (a)
  Accumulation Unit Value at end of period                          $10.528
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  4
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.585  (a)
  Accumulation Unit Value at end of period                           $8.822
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.388  (a)
  Accumulation Unit Value at end of period                           $8.914
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.615  (a)
  Accumulation Unit Value at end of period                           $8.869
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  3
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.083  (a)
  Accumulation Unit Value at end of period                          $10.220
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  3
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.043  (a)
  Accumulation Unit Value at end of period                           $9.424
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

APP B-20

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.260  (a)
  Accumulation Unit Value at end of period                          $10.713
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  3
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.567  (a)
  Accumulation Unit Value at end of period                           $9.565
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.361  (a)
  Accumulation Unit Value at end of period                          $10.290
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.852  (a)
  Accumulation Unit Value at end of period                          $10.542
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN RISING DIVIDENDS SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.043  (a)
  Accumulation Unit Value at end of period                          $11.269
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.259  (a)
  Accumulation Unit Value at end of period                          $11.109
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN STRATEGIC INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.428  (a)
  Accumulation Unit Value at end of period                          $10.180
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.588  (a)
  Accumulation Unit Value at end of period                           $8.497
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 40
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.114  (a)
  Accumulation Unit Value at end of period                           $9.749
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.887  (a)
  Accumulation Unit Value at end of period                           $9.692
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 35
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.002  (a)
  Accumulation Unit Value at end of period                           $8.780
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

                                                                    APP B-21

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.830  (a)
  Accumulation Unit Value at end of period                           $8.771
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.822  (a)
  Accumulation Unit Value at end of period                           $8.689
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.228  (a)
  Accumulation Unit Value at end of period                          $10.063
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.143  (a)
  Accumulation Unit Value at end of period                          $11.036
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.949  (a)
  Accumulation Unit Value at end of period                           $8.439
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 14
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.947  (a)
  Accumulation Unit Value at end of period                           $9.868
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.987  (a)
  Accumulation Unit Value at end of period                          $10.152
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                125
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.213  (a)
  Accumulation Unit Value at end of period                          $10.493
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 12
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.102  (a)
  Accumulation Unit Value at end of period                          $10.293
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.811  (a)
  Accumulation Unit Value at end of period                           $9.410
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
INVESCO V.I. BALANCED RISK ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.205  (a)
  Accumulation Unit Value at end of period                          $10.943
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

APP B-22

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.191  (a)
  Accumulation Unit Value at end of period                          $10.675
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.070  (a)
  Accumulation Unit Value at end of period                           $9.812
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  9
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.090  (a)
  Accumulation Unit Value at end of period                          $10.049
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.926  (a)
  Accumulation Unit Value at end of period                          $11.324
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.633  (a)
  Accumulation Unit Value at end of period                          $10.543
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.398  (a)
  Accumulation Unit Value at end of period                          $10.625
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 15
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.093  (a)
  Accumulation Unit Value at end of period                          $10.424
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.125  (a)
  Accumulation Unit Value at end of period                          $10.993
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.163  (a)
  Accumulation Unit Value at end of period                           $8.715
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.149  (a)
  Accumulation Unit Value at end of period                          $10.365
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.688  (a)
  Accumulation Unit Value at end of period                          $10.498
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.130  (a)
  Accumulation Unit Value at end of period                          $10.682
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  3

                                                                    APP B-23

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.725  (a)
  Accumulation Unit Value at end of period                           $9.989
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.963  (a)
  Accumulation Unit Value at end of period                          $10.384
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.331  (a)
  Accumulation Unit Value at end of period                          $10.004
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.381  (a)
  Accumulation Unit Value at end of period                           $9.393
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  3
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.300  (a)
  Accumulation Unit Value at end of period                           $9.683
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.274  (a)
  Accumulation Unit Value at end of period                          $10.972
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.234  (a)
  Accumulation Unit Value at end of period                          $10.927
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.393  (a)
  Accumulation Unit Value at end of period                           $9.003
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.076  (a)
  Accumulation Unit Value at end of period                           $9.397
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.449  (a)
  Accumulation Unit Value at end of period                           $9.810
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.198  (a)
  Accumulation Unit Value at end of period                           $9.778
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1

(a)  Inception date June 13, 2011.

APP B-24

-------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

B SHARES

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.182(a)
  Accumulation Unit Value at end of period                          $12.553
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 35
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $16.299(a)
  Accumulation Unit Value at end of period                          $15.096
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 43
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.295(a)
  Accumulation Unit Value at end of period                           $9.120
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.954(a)
  Accumulation Unit Value at end of period                           $9.753
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.989(a)
  Accumulation Unit Value at end of period                           $9.911
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 53
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.762(a)
  Accumulation Unit Value at end of period                          $13.565
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 74
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.482(a)
  Accumulation Unit Value at end of period                          $11.773
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                331
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.583(a)
  Accumulation Unit Value at end of period                          $11.528
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 34
AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.987(a)
  Accumulation Unit Value at end of period                          $13.163
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 74
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.022(a)
  Accumulation Unit Value at end of period                          $12.314
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 96

                                                                    APP B-25

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.543(a)
  Accumulation Unit Value at end of period                          $13.750
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                510
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.425(a)
  Accumulation Unit Value at end of period                          $13.052
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                261
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.412(a)
  Accumulation Unit Value at end of period                          $11.238
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                392
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.375(a)
  Accumulation Unit Value at end of period                          $12.400
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                111
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.649(a)
  Accumulation Unit Value at end of period                           $8.947
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 57
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.118(a)
  Accumulation Unit Value at end of period                          $10.309
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 54
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.077(a)
  Accumulation Unit Value at end of period                           $9.507
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 20
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.636(a)
  Accumulation Unit Value at end of period                          $13.998
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                161
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.199(a)
  Accumulation Unit Value at end of period                          $13.831
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                174
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.732(a)
  Accumulation Unit Value at end of period                          $12.710
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 41
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.972(a)
  Accumulation Unit Value at end of period                          $13.644
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                276

APP B-26

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.528(a)
  Accumulation Unit Value at end of period                          $14.904
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                123
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.193(a)
  Accumulation Unit Value at end of period                          $15.069
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 57
FRANKLIN STRATEGIC INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.750(a)
  Accumulation Unit Value at end of period                          $12.513
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                213
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.622(a)
  Accumulation Unit Value at end of period                           $8.571
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                186
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.149(a)
  Accumulation Unit Value at end of period                           $9.834
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  7
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.921(a)
  Accumulation Unit Value at end of period                           $9.776
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                160
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.036(a)
  Accumulation Unit Value at end of period                           $8.857
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  8
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.865(a)
  Accumulation Unit Value at end of period                           $8.848
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  7
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.856(a)
  Accumulation Unit Value at end of period                           $8.764
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 22
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.263(a)
  Accumulation Unit Value at end of period                          $10.150
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 16
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.098(a)
  Accumulation Unit Value at end of period                          $14.035
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 35

                                                                    APP B-27

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.983(a)
  Accumulation Unit Value at end of period                           $8.513
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 67
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.982(a)
  Accumulation Unit Value at end of period                           $9.954
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  9
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.990(a)
  Accumulation Unit Value at end of period                          $10.208
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                              1,234
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.248(a)
  Accumulation Unit Value at end of period                          $10.585
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 79
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.137(a)
  Accumulation Unit Value at end of period                          $10.383
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  4
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.845(a)
  Accumulation Unit Value at end of period                           $9.492
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 27
INVESCO V.I. BALANCED RISK ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.229(a)
  Accumulation Unit Value at end of period                          $11.026
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 48
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.556(a)
  Accumulation Unit Value at end of period                          $12.999
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 29
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.146(a)
  Accumulation Unit Value at end of period                          $12.604
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                139
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.007(a)
  Accumulation Unit Value at end of period                          $12.758
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  9
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.310(a)
  Accumulation Unit Value at end of period                          $14.615
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 98

APP B-28

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.662(a)
  Accumulation Unit Value at end of period                          $12.620
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 60
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.062(a)
  Accumulation Unit Value at end of period                          $12.241
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 89
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.113(a)
  Accumulation Unit Value at end of period                          $11.442
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 28
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.065(a)
  Accumulation Unit Value at end of period                          $13.971
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 20
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.198(a)
  Accumulation Unit Value at end of period                           $8.791
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  8
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.863(a)
  Accumulation Unit Value at end of period                          $12.179
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                543
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.597(a)
  Accumulation Unit Value at end of period                          $12.438
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 98
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.369(a)
  Accumulation Unit Value at end of period                          $12.898
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                232
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.991(a)
  Accumulation Unit Value at end of period                          $12.163
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                143
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.698(a)
  Accumulation Unit Value at end of period                          $13.043
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                273
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.366(a)
  Accumulation Unit Value at end of period                          $10.091
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2

                                                                    APP B-29

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.417  (a)
  Accumulation Unit Value at end of period                           $9.475
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 40
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.335  (a)
  Accumulation Unit Value at end of period                           $9.768
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.879  (a)
  Accumulation Unit Value at end of period                          $13.579
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 41
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.122  (a)
  Accumulation Unit Value at end of period                          $13.807
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  5
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.458  (a)
  Accumulation Unit Value at end of period                          $12.590
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 82
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.043  (a)
  Accumulation Unit Value at end of period                          $11.977
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                170
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.076  (a)
  Accumulation Unit Value at end of period                          $12.342
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                443
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.930  (a)
  Accumulation Unit Value at end of period                          $12.228
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                118

(a)  Inception date June 13, 2011.

C SHARES

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.122  (a)
  Accumulation Unit Value at end of period                          $13.374
  Number of Accumulation Units outstanding at end of                      4
   period (in thousands)
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $18.716  (a)
  Accumulation Unit Value at end of period                          $17.239
  Number of Accumulation Units outstanding at end of                      6
   period (in thousands)

APP B-30

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.284  (a)
  Accumulation Unit Value at end of period                           $9.059
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.918  (a)
  Accumulation Unit Value at end of period                           $9.664
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.965  (a)
  Accumulation Unit Value at end of period                           $9.833
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  8
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                          -
  Accumulation Unit Value at end of period                          $13.983
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.244  (a)
  Accumulation Unit Value at end of period                          $12.486
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 60
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.346  (a)
  Accumulation Unit Value at end of period                          $12.220
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  6
AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.872  (a)
  Accumulation Unit Value at end of period                          $14.855
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 12
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $19.668  (a)
  Accumulation Unit Value at end of period                          $16.034
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  9
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $16.504  (a)
  Accumulation Unit Value at end of period                          $15.518
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 47
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.469  (a)
  Accumulation Unit Value at end of period                          $13.990
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 22
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $16.166  (a)
  Accumulation Unit Value at end of period                          $13.471
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 39

                                                                    APP B-31

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $17.586  (a)
  Accumulation Unit Value at end of period                          $15.086
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 10
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.614  (a)
  Accumulation Unit Value at end of period                           $8.865
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 12
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.081  (a)
  Accumulation Unit Value at end of period                          $10.215
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 11
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.041  (a)
  Accumulation Unit Value at end of period                           $9.420
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 15
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.358  (a)
  Accumulation Unit Value at end of period                          $10.283
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 11
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.822  (a)
  Accumulation Unit Value at end of period                          $15.050
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 49
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $17.777  (a)
  Accumulation Unit Value at end of period                          $16.088
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 24
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $16.413  (a)
  Accumulation Unit Value at end of period                          $15.940
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 32
FRANKLIN RISING DIVIDENDS SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.039  (a)
  Accumulation Unit Value at end of period                          $11.262
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 23
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $16.379  (a)
  Accumulation Unit Value at end of period                          $16.155
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  9
FRANKLIN STRATEGIC INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.671  (a)
  Accumulation Unit Value at end of period                          $14.319
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 26

APP B-32

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.586  (a)
  Accumulation Unit Value at end of period                           $8.493
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 56
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.113  (a)
  Accumulation Unit Value at end of period                           $9.744
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.885  (a)
  Accumulation Unit Value at end of period                           $9.687
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 22
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.000  (a)
  Accumulation Unit Value at end of period                           $8.776
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.829  (a)
  Accumulation Unit Value at end of period                           $8.767
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.820  (a)
  Accumulation Unit Value at end of period                           $8.685
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  5
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.226  (a)
  Accumulation Unit Value at end of period                          $10.058
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 19
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.139  (a)
  Accumulation Unit Value at end of period                          $11.029
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.947  (a)
  Accumulation Unit Value at end of period                           $8.435
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 10
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.945  (a)
  Accumulation Unit Value at end of period                           $9.864
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 23
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.987  (a)
  Accumulation Unit Value at end of period                          $10.149
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                137

                                                                    APP B-33

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.211  (a)
  Accumulation Unit Value at end of period                          $10.488
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 13
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.101  (a)
  Accumulation Unit Value at end of period                          $10.288
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  4
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.809  (a)
  Accumulation Unit Value at end of period                           $9.406
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
INVESCO V.I. BALANCED RISK ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.204  (a)
  Accumulation Unit Value at end of period                          $10.939
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 14
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.234  (a)
  Accumulation Unit Value at end of period                          $13.574
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $16.236  (a)
  Accumulation Unit Value at end of period                          $14.387
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 14
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.086  (a)
  Accumulation Unit Value at end of period                          $10.043
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  9
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $16.182  (a)
  Accumulation Unit Value at end of period                          $15.362
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 10
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.966  (a)
  Accumulation Unit Value at end of period                          $15.825
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 11
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.394  (a)
  Accumulation Unit Value at end of period                          $10.619
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 25
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.811  (a)
  Accumulation Unit Value at end of period                          $12.974
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

APP B-34

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.369  (a)
  Accumulation Unit Value at end of period                          $15.183
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  7
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.161  (a)
  Accumulation Unit Value at end of period                           $8.711
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 17
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.745  (a)
  Accumulation Unit Value at end of period                          $13.013
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 77
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.151  (a)
  Accumulation Unit Value at end of period                          $12.914
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  6
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.038  (a)
  Accumulation Unit Value at end of period                          $13.469
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 30
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.930  (a)
  Accumulation Unit Value at end of period                          $12.970
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 26
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.415  (a)
  Accumulation Unit Value at end of period                          $13.651
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 34
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.329  (a)
  Accumulation Unit Value at end of period                          $10.000
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  7
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.379  (a)
  Accumulation Unit Value at end of period                           $9.389
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 10
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.298  (a)
  Accumulation Unit Value at end of period                           $9.679
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.270  (a)
  Accumulation Unit Value at end of period                          $10.965
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  3

                                                                    APP B-35

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.230  (a)
  Accumulation Unit Value at end of period                          $10.920
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.389  (a)
  Accumulation Unit Value at end of period                           $8.998
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 14
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.983  (a)
  Accumulation Unit Value at end of period                          $13.557
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 26
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.575  (a)
  Accumulation Unit Value at end of period                          $13.680
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 91
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.206  (a)
  Accumulation Unit Value at end of period                          $13.274
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 14

(a)  Inception date June 13, 2011.

I SHARES

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.233  (a)
  Accumulation Unit Value at end of period                          $12.616
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $16.363  (a)
  Accumulation Unit Value at end of period                          $15.172
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.297  (a)
  Accumulation Unit Value at end of period                           $9.132
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.961  (a)
  Accumulation Unit Value at end of period                           $9.771
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.993  (a)
  Accumulation Unit Value at end of period                           $9.927
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)

APP B-36

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.816  (a)
  Accumulation Unit Value at end of period                          $13.633
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.527  (a)
  Accumulation Unit Value at end of period                          $11.832
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  8
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.628  (a)
  Accumulation Unit Value at end of period                          $11.586
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.041  (a)
  Accumulation Unit Value at end of period                          $13.229
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 10
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.081  (a)
  Accumulation Unit Value at end of period                          $12.376
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  6
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.600  (a)
  Accumulation Unit Value at end of period                          $13.819
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  9
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.477  (a)
  Accumulation Unit Value at end of period                          $13.117
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  3
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.464  (a)
  Accumulation Unit Value at end of period                          $11.294
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  7
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.431  (a)
  Accumulation Unit Value at end of period                          $12.462
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.656  (a)
  Accumulation Unit Value at end of period                           $8.963
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.125  (a)
  Accumulation Unit Value at end of period                          $10.328
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

                                                                    APP B-37

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.085  (a)
  Accumulation Unit Value at end of period                           $9.524
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.693  (a)
  Accumulation Unit Value at end of period                          $14.069
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  3
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.259  (a)
  Accumulation Unit Value at end of period                          $13.900
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  4
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.782  (a)
  Accumulation Unit Value at end of period                          $12.774
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.026  (a)
  Accumulation Unit Value at end of period                          $13.712
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
FRANKLIN RISING DIVIDENDS SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.585  (a)
  Accumulation Unit Value at end of period                          $14.978
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  5
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.253  (a)
  Accumulation Unit Value at end of period                          $15.145
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  4
FRANKLIN STRATEGIC INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.800  (a)
  Accumulation Unit Value at end of period                          $12.575
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  9
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.629  (a)
  Accumulation Unit Value at end of period                           $8.587
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.157  (a)
  Accumulation Unit Value at end of period                           $9.852
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.928  (a)
  Accumulation Unit Value at end of period                           $9.794
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

APP B-38

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.044  (a)
  Accumulation Unit Value at end of period                           $8.873
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.872  (a)
  Accumulation Unit Value at end of period                           $8.864
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.863  (a)
  Accumulation Unit Value at end of period                           $8.781
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.271  (a)
  Accumulation Unit Value at end of period                          $10.169
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  5
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.153  (a)
  Accumulation Unit Value at end of period                          $14.106
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.991  (a)
  Accumulation Unit Value at end of period                           $8.529
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.989  (a)
  Accumulation Unit Value at end of period                           $9.973
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.990  (a)
  Accumulation Unit Value at end of period                          $10.220
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.256  (a)
  Accumulation Unit Value at end of period                          $10.604
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.145  (a)
  Accumulation Unit Value at end of period                          $10.402
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.852  (a)
  Accumulation Unit Value at end of period                           $9.510
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

                                                                    APP B-39

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
INVESCO V.I. BALANCED RISK ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.234  (a)
  Accumulation Unit Value at end of period                          $11.043
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  4
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.609  (a)
  Accumulation Unit Value at end of period                          $13.064
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.201  (a)
  Accumulation Unit Value at end of period                          $12.667
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  5
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.061  (a)
  Accumulation Unit Value at end of period                          $12.822
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $15.370  (a)
  Accumulation Unit Value at end of period                          $14.688
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  3
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.708  (a)
  Accumulation Unit Value at end of period                          $12.679
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  3
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.109  (a)
  Accumulation Unit Value at end of period                          $12.298
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.157  (a)
  Accumulation Unit Value at end of period                          $11.495
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.120  (a)
  Accumulation Unit Value at end of period                          $14.041
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.206  (a)
  Accumulation Unit Value at end of period                           $8.807
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.909  (a)
  Accumulation Unit Value at end of period                          $12.240
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 22

APP B-40

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.646  (a)
  Accumulation Unit Value at end of period                          $12.500
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.421  (a)
  Accumulation Unit Value at end of period                          $12.962
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  9
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.041  (a)
  Accumulation Unit Value at end of period                          $12.224
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.752  (a)
  Accumulation Unit Value at end of period                          $13.109
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  8
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.374  (a)
  Accumulation Unit Value at end of period                          $10.110
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.425  (a)
  Accumulation Unit Value at end of period                           $9.493
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.343  (a)
  Accumulation Unit Value at end of period                           $9.785
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.933  (a)
  Accumulation Unit Value at end of period                          $13.647
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.177  (a)
  Accumulation Unit Value at end of period                          $13.877
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.514  (a)
  Accumulation Unit Value at end of period                          $12.654
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $14.098  (a)
  Accumulation Unit Value at end of period                          $12.037
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  5

                                                                    APP B-41

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.128  (a)
  Accumulation Unit Value at end of period                          $12.404
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 14
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $13.985  (a)
  Accumulation Unit Value at end of period                          $12.290
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

(a)  Inception date June 13, 2011.

L SHARES

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.619  (a)
  Accumulation Unit Value at end of period                          $10.059
  Number of Accumulation Units outstanding at end of                     16
   period (in thousands)
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.170  (a)
  Accumulation Unit Value at end of period                          $10.291
  Number of Accumulation Units outstanding at end of                     16
   period (in thousands)
AMERICAN CENTURY VP GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.284  (a)
  Accumulation Unit Value at end of period                           $9.062
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
AMERICAN CENTURY VP MID CAP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.920  (a)
  Accumulation Unit Value at end of period                           $9.669
  Number of Accumulation Units outstanding at end of                      9
   period (in thousands)
AMERICAN CENTURY VP VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.966  (a)
  Accumulation Unit Value at end of period                           $9.837
  Number of Accumulation Units outstanding at end of                     41
   period (in thousands)
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.759  (a)
  Accumulation Unit Value at end of period                          $10.550
  Number of Accumulation Units outstanding at end of                     59
   period (in thousands)
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.040  (a)
  Accumulation Unit Value at end of period                          $10.241
  Number of Accumulation Units outstanding at end of                     56
   period (in thousands)
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.146  (a)
  Accumulation Unit Value at end of period                          $10.046
  Number of Accumulation Units outstanding at end of                      9
   period (in thousands)

APP B-42

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.723  (a)
  Accumulation Unit Value at end of period                          $10.039
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.652  (a)
  Accumulation Unit Value at end of period                           $8.686
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 80
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.163  (a)
  Accumulation Unit Value at end of period                          $10.499
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                368
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.886  (a)
  Accumulation Unit Value at end of period                          $10.528
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                318
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.585  (a)
  Accumulation Unit Value at end of period                           $8.822
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                289
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.388  (a)
  Accumulation Unit Value at end of period                           $8.914
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 54
BLACKROCK CAPITAL APPRECIATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.615  (a)
  Accumulation Unit Value at end of period                           $8.869
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 40
BLACKROCK EQUITY DIVIDEND V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.083  (a)
  Accumulation Unit Value at end of period                          $10.220
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 40
BLACKROCK GLOBAL ALLOCATION V.I. FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.043  (a)
  Accumulation Unit Value at end of period                           $9.424
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 22
FIDELITY VIP CONTRAFUND PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.260  (a)
  Accumulation Unit Value at end of period                          $10.713
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                141
FIDELITY VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.567  (a)
  Accumulation Unit Value at end of period                           $9.565
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                101

                                                                    APP B-43

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.361  (a)
  Accumulation Unit Value at end of period                          $10.290
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 31
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.852  (a)
  Accumulation Unit Value at end of period                          $10.542
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 40
FRANKLIN RISING DIVIDENDS SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.043  (a)
  Accumulation Unit Value at end of period                          $11.269
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 31
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.259  (a)
  Accumulation Unit Value at end of period                          $11.109
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 47
FRANKLIN STRATEGIC INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.428  (a)
  Accumulation Unit Value at end of period                          $10.180
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 81
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.588  (a)
  Accumulation Unit Value at end of period                           $8.497
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                144
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.114  (a)
  Accumulation Unit Value at end of period                           $9.749
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.887  (a)
  Accumulation Unit Value at end of period                           $9.692
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                123
HARTFORD GLOBAL RESEARCH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.002  (a)
  Accumulation Unit Value at end of period                           $8.780
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.830  (a)
  Accumulation Unit Value at end of period                           $8.771
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.822  (a)
  Accumulation Unit Value at end of period                           $8.689
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 26

APP B-44

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.228  (a)
  Accumulation Unit Value at end of period                          $10.063
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 44
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.143  (a)
  Accumulation Unit Value at end of period                          $11.036
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 24
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.949  (a)
  Accumulation Unit Value at end of period                           $8.439
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 76
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.947  (a)
  Accumulation Unit Value at end of period                           $9.868
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  6
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.987  (a)
  Accumulation Unit Value at end of period                          $10.152
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                              1,150
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.213  (a)
  Accumulation Unit Value at end of period                          $10.493
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 68
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.102  (a)
  Accumulation Unit Value at end of period                          $10.293
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  5
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.811  (a)
  Accumulation Unit Value at end of period                           $9.410
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 11
INVESCO V.I. BALANCED RISK ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.205  (a)
  Accumulation Unit Value at end of period                          $10.943
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 13
INVESCO V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.191  (a)
  Accumulation Unit Value at end of period                          $10.675
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 22
INVESCO V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.070  (a)
  Accumulation Unit Value at end of period                           $9.812
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                123

                                                                    APP B-45

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.090  (a)
  Accumulation Unit Value at end of period                          $10.049
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 15
INVESCO V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.926  (a)
  Accumulation Unit Value at end of period                          $11.324
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 35
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.633  (a)
  Accumulation Unit Value at end of period                          $10.543
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 57
LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.398  (a)
  Accumulation Unit Value at end of period                          $10.625
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                107
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.093  (a)
  Accumulation Unit Value at end of period                          $10.424
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
MFS GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.125  (a)
  Accumulation Unit Value at end of period                          $10.993
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  3
MFS NEW DISCOVERY SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.163  (a)
  Accumulation Unit Value at end of period                           $8.715
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.149  (a)
  Accumulation Unit Value at end of period                          $10.365
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                194
MFS TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.688  (a)
  Accumulation Unit Value at end of period                          $10.498
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 26
MFS VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.130  (a)
  Accumulation Unit Value at end of period                          $10.682
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                142
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.725  (a)
  Accumulation Unit Value at end of period                           $9.989
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 73

APP B-46

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2011
--------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.963  (a)
  Accumulation Unit Value at end of period                          $10.384
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 96
PIMCO ALL ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.331  (a)
  Accumulation Unit Value at end of period                          $10.004
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 19
PIMCO EQS PATHFINDER PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.381  (a)
  Accumulation Unit Value at end of period                           $9.393
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 34
PIMCO GLOBAL-MULTI ASSET PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.300  (a)
  Accumulation Unit Value at end of period                           $9.683
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 26
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.274  (a)
  Accumulation Unit Value at end of period                          $10.972
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 16
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.234  (a)
  Accumulation Unit Value at end of period                          $10.927
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.393  (a)
  Accumulation Unit Value at end of period                           $9.003
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 67
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.076  (a)
  Accumulation Unit Value at end of period                           $9.397
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 76
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.449  (a)
  Accumulation Unit Value at end of period                           $9.810
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                127
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.198  (a)
  Accumulation Unit Value at end of period                           $9.778
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 51

(a)  Inception date June 13, 2011.

                                                                     APP C-1

-------------------------------------------------------------------------------

APPENDIX C - FUND DATA

I. INVESTMENT OPTIONS (STANDARD)

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation   Long-term capital growth                     Invesco Advisers, Inc.
  Fund - Series II
 Invesco V.I. Core Equity Fund - Series  Seeks long-term growth of capital            Invesco Advisers, Inc.
  II
 Invesco V.I. International Growth Fund  Seeks long-term growth of capital            Invesco Advisers, Inc.
  - Series II
 Invesco V.I. Mid Cap Core Equity Fund   Seeks long-term growth of capital            Invesco Advisers, Inc.
  - Series II
 Invesco V.I. Small Cap Equity Fund -    Seeks long-term growth of capital            Invesco Advisers, Inc.
  Series II
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth   Maximize total return consistent with        AllianceBernstein, L.P.
  Strategy Portfolio - Class B           Adviser's determination of reasonable risk
 AllianceBernstein VPS Small/Mid Cap     Seeks long-term growth of capital            AllianceBernstein, L.P.
  Value Portfolio - Class B
AMERICAN CENTURY VARIABLE PORTFOLIOS,
INC.
 American Century VP Growth Fund -       The fund seeks long-term capital growth      American Century Investment Management,
  Class II                                                                            Inc.
 American Century VP Mid Cap Value Fund  The fund seeks long-term capital growth.     American Century Investment Management,
  - Class II                             Income is a secondary objective              Inc.
 American Century VP Value Fund - Class  The fund seeks long-term capital growth      American Century Investment Management,
  II                                     with income as a secondary objective.        Inc.
BLACKROCK VARIABLE SERIES FUNDS, INC.
 BlackRock Capital Appreciation V.I.     Seeks long-term growth of capital            BlackRock Advisors, Inc.
  Fund - Class III                                                                    Sub-advised by BlackRock Investment
                                                                                      Management, LLC
 BlackRock Equity Dividend V.I. Fund -   Seeks long-term total return and current     BlackRock Advisors, LLC
  Class III                              income                                       Sub-advised by BlackRock Investment
                                                                                      Management, LLC
 BlackRock Global Allocation V.I. Fund   Seeks high total investment return           BlackRock Advisors, LLC
  - Class III                                                                         Sub-advised by BlackRock Investment
                                                                                      Management, LLC and BlackRock International
                                                                                      Limited
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)           Seeks long-term capital appreciation         Fidelity Management & Research Company
  Portfolio - Service Class 2                                                         Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Mid Cap Portfolio -     Seeks long-term growth of capital            Fidelity Management & Research Company
  Service Class 2                                                                     Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Strategic Income        Seeks a high level of current income. The    Fidelity Investments Money Management
  Portfolio - Service Class 2            fund may also seek capital appreciation

APP C-2

-------------------------------------------------------------------------------

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income Securities Fund -       Seeks to maximize income while maintaining   Franklin Advisers, Inc.
  Class 4                                prospects for capital appreciation
 Franklin Rising Dividends Securities    Seeks long-term capital appreciation with    Franklin Advisory Services, LLC
  Fund - Class 4                         preservation of capital as an important
                                         consideration
 Franklin Small Cap Value Securities     Seeks long-term total return                 Franklin Advisory Services, LLC
  Fund - Class 4
 Franklin Strategic Income Securities    Seeks a high level of current income, with   Franklin Advisers, Inc.
  Fund - Class 4                         capital appreciation over the long term as
                                         a secondary goal
 Mutual Global Discovery Securities      Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  Fund - Class 4                                                                      Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 Mutual Shares Securities Fund - Class   Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  4                                      secondary goal
 Templeton Foreign Securities Fund -     Seeks long-term capital growth               Templeton Investment Counsel, LLC
  Class 4
 Templeton Global Bond Securities Fund   Seeks high current income, consistent with   Franklin Advisers, Inc.
  - Class 4                              preservation of capital, with capital
                                         appreciation as a secondary consideration
 Templeton Growth Securities Fund -      Seeks long-term capital growth               Templeton Global Advisors Limited
  Class 4                                                                             Sub-advised by Templeton Asset Management
                                                                                      Ltd. and Franklin Templeton Investments
                                                                                      (Asia) Limited
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund  Seeks capital appreciation                   HL Investment Advisors, LLC
  - Class IB                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford U.S. Government Securities     Seeks to maximize total return while         HL Investment Advisors, LLC
  HLS Fund - Class IB                    providing shareholders with a high level of  Sub-advised by Wellington Management
                                         current income consistent with prudent       Company, LLP
                                         investment risk
HARTFORD SERIES FUND, INC.
 American Funds Blue Chip Income and     Seeks to produce income exceeding the        HL Investment Advisors, LLC
  Growth HLS Fund - Class IB             average yield on U.S. stocks generally and
                                         to provide an opportunity for growth of
                                         principal consistent with sound common
                                         stock investing.
 American Funds Bond HLS Fund - Class    Seeks to maximize current income and         HL Investment Advisors, LLC
  IB                                     preservation of capital.
 American Funds Global Bond HLS Fund -   Seeks a high level of total return over the  HL Investment Advisors, LLC
  Class IB                               long term
 American Funds Global Growth and        Seeks growth of capital over time and        HL Investment Advisors, LLC
  Income HLS Fund - Class IB             current income
 American Funds Global Small             Seeks growth of capital over time            HL Investment Advisors, LLC
  Capitalization HLS Fund - Class IB
 American Funds Growth HLS Fund - Class  Seeks growth of capital                      HL Investment Advisors, LLC
  IB

                                                                     APP C-3

-------------------------------------------------------------------------------

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 American Funds Growth-Income HLS Fund   Seeks long-term growth of capital and        HL Investment Advisors, LLC
  - Class IB                             income over time
 American Funds International HLS Fund   Seeks long-term growth of capital over time  HL Investment Advisors, LLC
  - Class IB
 American Funds New World HLS Fund -     Seeks long-term capital appreciation         HL Investment Advisors, LLC
  Class IB
 Hartford Capital Appreciation HLS Fund  Seeks growth of capital                      HL Investment Advisors, LLC
  - Class IB                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Disciplined Equity HLS Fund -  Seeks growth of capital                      HL Investment Advisors, LLC
  Class IB                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Dividend and Growth HLS Fund   Seeks a high level of current income         HL Investment Advisors, LLC
  - Class IB                             consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Research HLS Fund -     Seeks long-term capital appreciation         HL Investment Advisors, LLC
  Class IB                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Growth HLS Fund - Class IB     Seeks long-term capital appreciation         HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford High Yield HLS Fund - Class    Seeks to provide high current income, and    HL Investment Advisors, LLC
  IB                                     long-term return                             Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Index HLS Fund - Class IB      Seeks to provide investment results which    HL Investment Advisors, LLC
                                         approximate the price and yield performance  Sub-advised by Hartford Investment
                                         of publicly traded common stocks in the      Management Company
                                         aggregate.
 Hartford International Opportunities    Seeks long-term growth of capital            HL Investment Advisors, LLC
  HLS Fund - Class IB                                                                 Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Money Market HLS Fund - Class  Maximum current income consistent with       HL Investment Advisors, LLC
  IB*                                    liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company
 Hartford Portfolio Diversifier HLS      Seeks to produce investment performance      HL Investment Advisors, LLC
  Fund - Class IB                        that mitigates against significant declines  Sub-advised by Hartford Investment
                                         in the aggregate value of investment         Management Company
                                         allocations to equity mutual funds under
                                         certain variable annuity contracts issued
                                         by Hartford Life Insurance Company and its
                                         affiliates, while also preserving the
                                         potential or modest appreciation in the
                                         Fund's net asset value when markets are
                                         appreciating
 Hartford Total Return Bond HLS Fund -   Seeks a competitive total return, with       HL Investment Advisors, LLC
  Class IB                               income as a secondary objective              Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Value HLS Fund - Class IB      Seeks long-term total return                 HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP

APP C-4

-------------------------------------------------------------------------------

FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio -  Seeks high current income and the            Lord, Abbett & Co. LLC
  Class VC                               opportunity for capital appreciation to
                                         produce a high total return
 Lord Abbett Fundamental Equity          Seeks long-term growth of capital and        Lord, Abbett & Co. LLC
  Portfolio - Class VC                   income without excessive fluctuations in
                                         market value
 Lord Abbett Growth and Income           Seeks long-term growth of capital and        Lord, Abbett & Co. LLC
  Portfolio - Class VC                   income without excessive fluctuations in
                                         market value
MFS (R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series - Service Class    Seeks capital appreciation                   MFS Investment Management
 MFS(R) New Discovery Series - Service   Seeks capital appreciation                   MFS Investment Management
  Class
 MFS(R) Research Bond Series - Service   Total return with an emphasis on current     MFS Investment Management
  Class                                  income, but also considering capital
                                         appreciation
 MFS(R) Total Return Series - Service    Seeks total return                           MFS Investment Management
  Class
 MFS(R) Value Series - Service Class     Seeks capital appreciation                   MFS Investment Management
PIMCO EQUITY SERIES VIT
 PIMCO EqS Pathfinder Portfolio -        Seeks capital appreciation                   Pacific Investment Management Company LLC
  Advisor Class
PIMCO VARIABLE INSURANCE TRUST
 PIMCO All Asset Portfolio - Advisor     Seeks maximum real return, consistent with   Pacific Investment Management Company LLC
  Class                                  preservation of real capital and prudent     Research Affiliates
                                         investment management
 PIMCO Global-Multi Asset Portfolio -    Seeks total return which exceeds that of a   Pacific Investment Management Company LLC
  Advisor Class                          blend of 60% MSCI World Index/40% Barclays
                                         Capital U.S. Aggregate Index
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund - Class    Capital growth and current income            Putnam Investment Management, LLC
  IB
 Putnam VT Investors Fund - Class IB     Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth
 Putnam VT Voyager Fund - Class IB       Capital appreciation                         Putnam Investment Management, LLC
 Fixed Accumulation Feature**            Preservation of capital                      General Account

* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature. The Fixed Accumulation Feature is currently not available to C-share and L-share products.

                    APP D-1

--------------------------------------------------------------------------------

APPENDIX D - OPTIONAL RIDER INVESTMENT RESTRICTIONS

If you elect Future6 or Safety Plus, you must choose one of the following models. The models will be re-balanced monthly.

                   PERSONAL PROTECTION PORTFOLIOS (5/2/2011)

HARTFORD STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
Hartford Capital Appreciation HLS Fund                                       20%
Hartford Dividend and Growth HLS Fund                                        20%
Hartford International Opportunities HLS Fund                                10%
TOTAL                                                                       100%

AMERICAN STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
American Funds Growth HLS Fund                                               20%
American Funds Growth-Income HLS Fund                                        20%
American Funds International HLS Fund                                        10%
TOTAL                                                                       100%

FRANKLIN STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
Templeton Growth Securities Fund                                             20%
Mutual Shares Securities Fund                                                20%
Franklin Rising Dividends Securities Fund                                    10%
TOTAL                                                                       100%

FOUR FOR CORE STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
American Funds Growth-Income HLS Fund                                        20%
Invesco V.I. Core Equity Fund                                                20%
Hartford International Opportunities HLS Fund                                10%
TOTAL                                                                       100%

FOUR FOR FLEXIBILITY STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
BlackRock Equity Dividend V.I. Fund                                          18%
BlackRock Capital Appreciation V.I. Fund                                     17%
PIMCO EqS Pathfinder Portfolio                                               15%
TOTAL                                                                       100%

APP D-2

--------------------------------------------------------------------------------

              PERSONAL PROTECTION PORTFOLIOS (5/2/2011), CONTINUED

FOUR FOR GROWTH STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
Lord Abbett Fundamental Equity Portfolio                                     20%
American Funds Growth HLS Fund                                               20%
Invesco V.I. International Growth Fund                                       10%
TOTAL                                                                       100%

FOUR FOR VALUE STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
American Funds Blue Chip Income and Growth HLS Fund                          20%
Hartford Value HLS Fund                                                      20%
Templeton Foreign Securities Fund                                            10%
TOTAL                                                                       100%

DIVERSI-FIVE STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
Fidelity VIP Contrafund Portfolio                                            20%
Invesco V.I. International Growth Fund                                        5%
MFS Value Series                                                             20%
Templeton Foreign Securities Fund                                             5%
TOTAL                                                                       100%

FIVE FOR BALANCE STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
American Century VP Value Fund                                               20%
Putnam VT Voyager Fund                                                       20%
Invesco V.I. International Growth Fund                                        5%
Templeton Foreign Securities Fund                                             5%
TOTAL                                                                       100%

INDEX STRATEGY

Hartford Portfolio Diversifier HLS Fund                                      50%
Hartford Index HLS Fund                                                      50%
TOTAL                                                                       100%

                    APP D-3

--------------------------------------------------------------------------------

If you elect MAV III or Future5, you may choose to invest in either the Portfolio Planner Asset Allocation Models, the Investment Strategy Models or approved individual Sub-Accounts. The Models will be re-balanced quarterly.

              PORTFOLIO PLANNER ASSET ALLOCATION MODELS (5/2/2011)

                                                        MODERATE
FUND                      CONSERVATIVE    BALANCED       GROWTH        GROWTH
--------------------------------------------------------------------------------
American Century VP Mid
 Cap Value Fund                  0%            0%            0%            2%
American Funds Growth
 HLS Fund                        4%            6%            7%            8%
American Funds
 International HLS Fund          2%            4%            5%            5%
Fidelity VIP Mid Cap
 Portfolio                       2%            3%            3%            2%
Franklin Small Cap Value
 Securities Fund                 0%            0%            2%            2%
Franklin Strategic
 Income Securities Fund          6%            4%            4%            3%
Hartford Capital
 Appreciation HLS Fund           3%            5%            6%            7%
Hartford Dividend and
 Growth HLS Fund                 3%            5%            6%            7%
Hartford Growth
 Opportunities HLS Fund          3%            5%            6%            7%
Hartford High Yield HLS
 Fund                           10%            5%            5%            5%
Hartford International
 Opportunities HLS Fund          0%            0%            0%            4%
Hartford Total Return
 Bond HLS Fund                  22%           17%           12%            7%
Invesco V.I.
 International Growth
 Fund                            2%            3%            4%            3%
Invesco V.I. Small Cap
 Equity Fund                     2%            3%            2%            3%
Lord Abbett Fundamental
 Equity Portfolio                3%            7%            8%            9%
MFS Research Bond Series        22%           17%           13%           10%
MFS Value Series                 4%            6%            7%            8%
Templeton Foreign
 Securities Fund                 2%            3%            4%            3%
Templeton Global Bond
 Securities Fund                10%            7%            6%            5%
TOTAL                          100%          100%          100%          100%

APP D-4

--------------------------------------------------------------------------------

                    INVESTMENT STRATEGIES MODELS (5/2/2011)

HARTFORD CHECKS AND BALANCES

Hartford Capital Appreciation HLS Fund                                       33%
Hartford Dividend and Growth HLS Fund                                        33%
Hartford Total Return Bond HLS Fund                                          34%
TOTAL                                                                       100%

FRANKLIN FOUNDING INVESTMENT STRATEGY

Franklin Income Securities Fund                                              34%
Mutual Shares Securities Fund                                                33%
Templeton Growth Securities Fund                                             33%
TOTAL                                                                       100%

AMERICAN GROWTH FOUNDATION STRATEGY

American Funds Bond HLS Fund                                                 30%
American Funds Global Small Capitalization HLS Fund                          10%
American Funds Growth HLS Fund                                               25%
American Funds Growth-Income HLS Fund                                        20%
American Funds International HLS Fund                                        15%
TOTAL                                                                       100%

CORE FOUR

American Funds International HLS Fund                                        25%
Franklin Income Securities Fund                                              25%
Hartford Growth Opportunities HLS Fund                                       25%
Hartford Total Return Bond HLS Fund                                          25%
TOTAL                                                                       100%

                    APP-5

--------------------------------------------------------------------------------

INDIVIDUAL SUB-ACCOUNTS 5/2/2011

AlianceBernstein VPS Balanced Wealth Strategy Portfolio
BlackRock Global Allocation V.I. Fund
Invesco V.I. Balanced Risk Allocation Fund
MFS Total Return Series
PIMCO All Asset Portfolio
PIMCO Global-Multi Asset Portfolio

To obtain a Statement of Additional Information, please complete the form below and mail to:

     The Hartford Wealth Management - Individual Annuities
     PO Box 14293
     Lexington, KY 40512-4293

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

Contract Name
Issue Date

                                     PART B

                        HARTFORD LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

                   HARTFORD'S PERSONAL RETIREMENT MANAGER II

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to The Hartford Wealth Management -Individual Annuities, P. O. Box 14293, Lexington, KY 40512-4293

Date of Prospectus: May 1, 2012
Date of Statement of Additional Information: May 1, 2012

TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
  Additional Payments                                                          2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    5
  Additional Materials                                                         5
  Performance Comparisons                                                      5
FINANCIAL STATEMENTS                                                        SA-1

2

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2012 except for Note 21, as to which the date is April 23, 2012 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010 and for other-than-temporary impairments as required by accounting guidance adopted in 2009), and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Seven as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated April 13, 2012, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2011: $12,620,888; 2010: $16,548,405; and 2009: $17,275,597.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments with at least a $100 value in 2011 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.

ABNB Federal Credit Union, Access Investments, Inc., Addison Avenue Federal C. U., Aegis Investments, Inc., AFA Financial Group, LLC, AIM Distributors, Inc., Allen & Company of Florida, Inc., American Century Brokerage, American Classic Securities, American Funds & Trust, Inc., American Heritage FCU, American Portfolios Financial Services, Ameritas Investment Corp., Amtrust Bank, Anchor Bank, Anderson & Strudwick, Inc., Arvest Asset Management, Ausdal Financial Partners Inc., AXA Advisors, LLC, B.C. Ziegler and Company, Bancorpsouth Bank, BancWest Investment Services, Inc., Bank of the West, Bank Securities Association, Bankers & Investors Co., Baxter Credit Union, BB&T Investment Services, Inc., BBVA Compass Investment Solutions, Beacon Federal Credit Union, Bernard Herold & Co., Inc., Bethpage Federal Credit Union, BOSC, Inc., BPU Investment Management, Inc., Brewer Financial Services, LLC, Broker Dealer Financial Svcs Corp., Bruce A. Lefavi Securities, Inc., CJM Planning Corp., Cadaret, Grant & Co., Inc.,

-------------------------------------------------------------------------------

Cambridge Investment Research, Inc., Cambridge Legacy Sec., LLC, Cantella & Co., Inc., Capital Analysts, Inc., Capital Financial Services Inc., Capital Guardian, LLC, Capital Investment Group, Inc., Capitol Securities Management, Inc., Cary Street Partners, LLC, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., Century Securities Assocs., Inc., CFD Investments, Inc., Chapin Davis, Charles Schwab & Company, Inc, Chase Investments Services, Corp., Citigroup Global Markets, Inc., City Bank, City Securities Corporation, Comerica Bank, Comerica Securities, Commerce Bank, N.A., Commerce Brokerage Services, Inc., Commonwealth Central C.U., Commonwealth Financial Network, Compass Bank, Conservative Financial Services, Inc., Consolidated Federal C.U., Coordinated Capital Securities, Inc., Cresap Inc., Crews & Associates, Inc., Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, DeWaay Financial Network LLC, Duncan-Williams, Inc., Edward Jones, Elevations Credit Union, Emerson Equity, LLC, Empire Financial Group, Inc., EPlanning Securities, Inc., Equity Services, Inc., ESB Financial, Essex Financial Services, Inc., Essex National Securities, Inc., Feltl & Company, Fidelity Investment Inst. Services, Fifth Third Bank, Fifth Third Securities, Financial Advisors of America, Financial Network Investment Corp., Financial Telesis, Inc., Fintegra LLC, First Allied Securities, First Banking Center, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Citizens Securities, First Commonwealth FCU, First Financial Equity Corp., First Heartland Capital, Inc., First Interstate Bank, First Midwest Securities, First National Bank of Omaha, First Niagara Bank, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Securities, Inc., FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foothill Securities, Inc., Foresight Financial Group, Inc., Foresters Equity Services, Inc., Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, Fulton Bank, Geneos Wealth Management, Inc., Gilford Securities, Inc., Girard Securities, Inc., GWN Securities, Inc., H&R Block Financial Advisors, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbour Investments, Inc., Harger and Company, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, Heim Young & Associates, Inc., Hightower Securities LLC, Home S&L Company of Youngstown, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., IJL Financial LLC, Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, InterSecurities Inc., INVEST Financial Corporation, INVEST / Capital City Bank, INVEST / United Community Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Planners, Inc., Investment Professionals, Inc., Investors Capital Corp., Investors Security Co., Inc., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., JHS Capital Advisors, Inc., Kern Schools Federal Credit Union, KeyBank, NA, Key Investment Services, LLC., Kinecta Credit Union, KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, L.F. Financial, LLC, L.O. Thomas & Company, LaSalle Street Securities, Inc., Legacy Asset Securities, Inc., Legend Equities Corporation, Leigh Baldwin & Co., LLC, Leonard & Company, Lifemark Securities Corp., Lincoln Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., Lord Abbett & Co., LPL Financial Corporation, LPL Financial Services, M Griffith Investment Services, Inc., M & T Bank, M & T Securities, Inc., MB Financial Bank, NA, MetLife Securities, Inc., MFS Fund Distributors, Inc., MidAmerica Financial Services, Inc., Midwestern Securities Trading Co. LLC, MML Investor Services, Inc., Money Concepts Capital Corp., Moors & Cabot, Inc., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley Smith Barney, MTL Equity Products, Inc., Multi-Financial Securities Corp., Multiple Financial Services, Inc., National Financial Services Corp., National Planning Corporation, National Securities Corp., Nationwide Planning Associates, Inc., Nationwide Securities LLC, Navy Federal Brokerage Services, NBC Financial Services, NBC Securities, Inc., Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., North Ridge Securities Corp., Northwestern Mutual Inv. Services, O.N. Equity Sales Co., OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Park Avenue Securities, LLC, Paulson Investment Company Inc., Peak Investments, Peoples Bank, Peoples Securities, Inc., Peoples United Bank, Pershing, Pinnacle Bank, PlanMember Securities Corp., Premier America Credit Union, Prime Capital Services, Inc., Prime Solutions Securities, Inc., PrimeVest Financial Services Inc., Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBC Dain FID Division, RBS Citizens, NA, Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Rolan Francis & Co., Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Saxony Securities, Inc., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Security Service F.C.U., Sigma Financial Corporation, Signator Investors Inc., Signature Bank, Signature Financial Group, Inc., Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, Smith, Brown & Groover, Inc., Sorrento Pacific Financial LLC, Southwest Securities, Inc., Sovereign Bank, Spokane Teachers C.U. Stephens, Inc., Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Summit Bank, Summit Brokerage Services Inc., SunMark Community Bank, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Susquehanna Bank, SWBC Investment Company, Symetra Investment Services, Inc., Synergy Investment Group, Synovus Securities, TD Ameritrade, Inc., TFS Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., Thurston, Springer, Miller, Herd, Tower Bank & Trust Company, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UCB Investment Services, Inc., UMB Financial Services, Inc., Union Bank & Trust, Union Bank of California, NA, UnionBanc Investment Services, United Bank, United Brokerage Services, Inc., United Planners Financial Services of America, US Bancorp FID, US Bancorp Investments, US Bank,

4

-------------------------------------------------------------------------------

NA, UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Wachovia ISG Platform, Wall Street Financial Group, Walnut Street Securities, Inc., Webster Bank, N.A., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, WesBanco Securities, Inc., Wescom Financial Services, Western International Securities, WFG Investments, Inc., Williams Financial Group, Inc., Woodbury Financial Services, Inc., Woodstock Financial Group, Inc., World Equity Group, Inc., WRP Investments, Inc., and Wunderlich Securities Inc.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will be calculated on a quarterly basis from the date the underlying fund is made available in the Separate Account for one, five and ten year periods or some other relevant periods if the underlying fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, the Total Annual Fund Operating Expenses, applicable Sales Charges, Distribution Charges, if applicable, Separate Account Annual Expenses, and the Annual Maintenance Fee are deducted from a hypothetical initial Premium Payment of $1,000.00. Standardized total returns do not include charges for optional benefit riders.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

The Sub-Account may advertise a non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return does not include the Annual Maintenance Fee, Distribution Charges, if applicable, or Sales Charges. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

The Sub-Account may also advertise adjusted non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Adjusted non-standardized total return is measured in the same manner as the standardized total return described above.

A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this variable annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk Charges and Administrative Fees), but excludes adjustments for optional riders or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties). To the extent that a Sub-Account invests in a Feeder Fund (a Feeder Fund is a fund that invests all of its assets into a corresponding Master Fund), the Feeder Fund's performance for periods pre-dating the inception of the Feeder Fund and/or its inclusion within a Separate Account may include the performance of the Master Fund since the inception of the Master Fund, as adjusted for the Feeder Fund's operating expenses. In such case, the performance of a Feeder Fund will be lower than the corresponding Master Fund because of Feeder Fund operating expenses. Performance may include the effect of waivers and reimbursements, in the absence of which performance may have been lower.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

-------------------------------------------------------------------------------

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculate the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divide that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT SEVEN
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Seven (the "Account") as of December 31, 2011, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Seven as of December 31, 2011, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
April 13, 2012

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                        ALLIANCEBERNSTEIN VPS
                                 AMERICAN CENTURY VP       BALANCED WEALTH
                                      VALUE FUND          STRATEGY PORTFOLIO
                                   SUB-ACCOUNT (1)           SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        52,485                 460,050
                                      ==========              ==========
  Cost                                  $288,928              $4,624,286
                                      ==========              ==========
  Market value                          $304,415              $4,968,538
 Due from Sponsor Company                     --                      --
 Receivable from fund shares
  sold                                        11                  27,896
 Other assets                                 --                      --
                                      ----------              ----------
 Total assets                            304,426               4,996,434
                                      ----------              ----------
LIABILITIES:
 Due to Sponsor Company                       11                  27,896
 Payable for fund shares
  purchased                                   --                      --
 Other liabilities                            --                      --
                                      ----------              ----------
 Total liabilities                            11                  27,896
                                      ----------              ----------
NET ASSETS:
 For contract liabilities               $304,415              $4,968,538
                                      ==========              ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            30,601                 518,334
 Minimum unit fair value #*            $9.899390               $8.994280
 Maximum unit fair value #*           $10.542841              $13.047412
 Contract liability                     $304,415              $4,968,538
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                      --
 Minimum unit fair value #*                 $ --                    $ --
 Maximum unit fair value #*                 $ --                    $ --
 Contract liability                         $ --                    $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(1)  Funded as of June 28, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS                           ALLIANCEBERNSTEIN VPS
                                   INTERNATIONAL           SMALL/MID-CAP       ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                  VALUE PORTFOLIO         VALUE PORTFOLIO         VALUE PORTFOLIO         GROWTH PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      624,768                 100,258                  22,023                  74,257
                                     ==========              ==========              ==========              ==========
  Cost                               $8,306,799              $1,328,224                $206,376              $1,233,255
                                     ==========              ==========              ==========              ==========
  Market value                       $7,122,357              $1,541,969                $204,373              $1,108,656
 Due from Sponsor Company                    --                      --                      --                      --
 Receivable from fund shares
  sold                                    6,390                     117                      18                     146
 Other assets                                --                      --                      --                      --
                                     ----------              ----------              ----------              ----------
 Total assets                         7,128,747               1,542,086                 204,391               1,108,802
                                     ----------              ----------              ----------              ----------
LIABILITIES:
 Due to Sponsor Company                   6,390                     117                      18                     146
 Payable for fund shares
  purchased                                  --                      --                      --                      --
 Other liabilities                            1                      --                      --                      --
                                     ----------              ----------              ----------              ----------
 Total liabilities                        6,391                     117                      18                     146
                                     ----------              ----------              ----------              ----------
NET ASSETS:
 For contract liabilities            $7,122,356              $1,541,969                $204,373              $1,108,656
                                     ==========              ==========              ==========              ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                   1,276,505                 142,973                  24,720                 159,656
 Minimum unit fair value #*           $5.330054              $10.147412               $7.745686               $6.592131
 Maximum unit fair value #*          $11.179184              $16.817988              $12.578763              $13.143477
 Contract liability                  $7,122,356              $1,541,969                $204,373              $1,108,656
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                      --                      --                      --
 Minimum unit fair value #*                $ --                    $ --                    $ --                    $ --
 Maximum unit fair value #*                $ --                    $ --                    $ --                    $ --
 Contract liability                        $ --                    $ --                    $ --                    $ --

                               INVESCO V.I.      INVESCO V.I.       INVESCO V.I.
                               BASIC VALUE          CAPITAL             CORE
                                   FUND        APPRECIATION FUND    EQUITY FUND
                               SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  -------------------------------------------------
ASSETS:
 Investments:
  Number of shares               4,616,735            718,737         2,415,304
                               ===========        ===========       ===========
  Cost                         $43,798,451        $15,135,817       $60,785,645
                               ===========        ===========       ===========
  Market value                 $28,254,421        $15,371,345       $64,528,775
 Due from Sponsor Company               --                 --                --
 Receivable from fund shares
  sold                              17,190              7,572            23,275
 Other assets                           --                  5                --
                               -----------        -----------       -----------
 Total assets                   28,271,611         15,378,922        64,552,050
                               -----------        -----------       -----------
LIABILITIES:
 Due to Sponsor Company             17,190              7,572            23,275
 Payable for fund shares
  purchased                             --                 --                --
 Other liabilities                       4                 --                 1
                               -----------        -----------       -----------
 Total liabilities                  17,194              7,572            23,276
                               -----------        -----------       -----------
NET ASSETS:
 For contract liabilities      $28,254,417        $15,371,350       $64,528,774
                               ===========        ===========       ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                             27,883,821         13,637,926         6,271,709
 Minimum unit fair value #*      $0.949870          $0.681986         $0.827807
 Maximum unit fair value #*     $14.622638         $12.339332        $13.242782
 Contract liability            $28,247,241        $15,371,350       $64,506,822
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                  6,756                 --             1,892
 Minimum unit fair value #*      $1.062206               $ --        $11.486173
 Maximum unit fair value #*      $1.062206               $ --        $11.764386
 Contract liability                 $7,176               $ --           $21,952

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      INVESCO V.I.        INVESCO V.I.
                                       GOVERNMENT             HIGH
                                    SECURITIES FUND        YIELD FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       21,416,911            232,132
                                     ==============       ============
  Cost                                 $260,481,617         $1,270,854
                                     ==============       ============
  Market value                         $267,497,220         $1,169,944
 Due from Sponsor Company                        --                 --
 Receivable from fund shares
  sold                                      941,402                134
 Other assets                                    --                 --
                                     --------------       ------------
 Total assets                           268,438,622          1,170,078
                                     --------------       ------------
LIABILITIES:
 Due to Sponsor Company                     941,402                134
 Payable for fund shares
  purchased                                      --                 --
 Other liabilities                               16                  1
                                     --------------       ------------
 Total liabilities                          941,418                135
                                     --------------       ------------
NET ASSETS:
 For contract liabilities              $267,497,204         $1,169,943
                                     ==============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          196,096,514            746,091
 Minimum unit fair value #*               $1.262669          $1.478124
 Maximum unit fair value #*              $10.848746         $17.189533
 Contract liability                    $267,379,380         $1,169,943
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               83,947                 --
 Minimum unit fair value #*               $1.369153               $ --
 Maximum unit fair value #*               $1.420459               $ --
 Contract liability                        $117,824               $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    INVESCO V.I.        INVESCO V.I.   INVESCO V.I.        INVESCO V.I.
                                    INTERNATIONAL       MID CAP CORE     SMALL CAP           CAPITAL
                                     GROWTH FUND         EQUITY FUND    EQUITY FUND      DEVELOPMENT FUND
                                   SUB-ACCOUNT (2)       SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      2,430,058           5,316,019      2,648,654            324,049
                                    =============       =============  =============       ============
  Cost                                $61,505,807         $62,473,185    $37,368,436         $4,100,434
                                    =============       =============  =============       ============
  Market value                        $63,954,410         $61,453,116    $43,377,847         $4,005,838
 Due from Sponsor Company                      --                  --        146,260                 --
 Receivable from fund shares
  sold                                     30,361             127,588             --             13,474
 Other assets                                  --                  10             --                 --
                                    -------------       -------------  -------------       ------------
 Total assets                          63,984,771          61,580,714     43,524,107          4,019,312
                                    -------------       -------------  -------------       ------------
LIABILITIES:
 Due to Sponsor Company                    30,361             127,588             --             13,474
 Payable for fund shares
  purchased                                    --                  --        146,260                 --
 Other liabilities                              8                  --             --                 --
                                    -------------       -------------  -------------       ------------
 Total liabilities                         30,369             127,588        146,260             13,474
                                    -------------       -------------  -------------       ------------
NET ASSETS:
 For contract liabilities             $63,954,402         $61,453,126    $43,377,847         $4,005,838
                                    =============       =============  =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    29,782,050          38,080,879      3,058,247            490,755
 Minimum unit fair value #*             $1.700790           $1.505166     $10.659146          $7.326769
 Maximum unit fair value #*            $14.035243          $13.164231     $15.568620         $14.855018
 Contract liability                   $63,953,455         $61,423,440    $43,363,968         $4,005,838
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           498              17,955            939                 --
 Minimum unit fair value #*             $1.901916           $1.632063     $14.619281               $ --
 Maximum unit fair value #*             $1.901916           $1.683125     $15.045326               $ --
 Contract liability                          $947             $29,686        $13,879               $ --

                                    INVESCO V.I.
                                   BALANCED RISK           INVESCO V.I.         AMERICAN CENTURY VP
                                     ALLOCATION              DIVIDEND                 MID CAP
                                        FUND                GROWTH FUND             VALUE FUND
                                 SUB-ACCOUNT (3)(4)     SUB-ACCOUNT (3)(5)        SUB-ACCOUNT (6)
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       245,168                    406                   1,446
                                    ============            ===========             ===========
  Cost                                $2,685,606                 $6,162                 $18,938
                                    ============            ===========             ===========
  Market value                        $2,816,975                 $5,679                 $19,524
 Due from Sponsor Company                  7,021                     --                      --
 Receivable from fund shares
  sold                                        --                      1                       1
 Other assets                                  1                     --                      --
                                    ------------            -----------             -----------
 Total assets                          2,823,997                  5,680                  19,525
                                    ------------            -----------             -----------
LIABILITIES:
 Due to Sponsor Company                       --                      1                       1
 Payable for fund shares
  purchased                                7,021                     --                      --
 Other liabilities                            --                     --                      --
                                    ------------            -----------             -----------
 Total liabilities                         7,021                      1                       1
                                    ------------            -----------             -----------
NET ASSETS:
 For contract liabilities             $2,816,976                 $5,679                 $19,524
                                    ============            ===========             ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      257,902                    588                   2,004
 Minimum unit fair value #*           $10.835695              $9.662464               $9.668754
 Maximum unit fair value #*           $11.025993              $9.662464               $9.753198
 Contract liability                   $2,816,976                 $5,679                 $19,524
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                     --                      --
 Minimum unit fair value #*                 $ --                   $ --                    $ --
 Maximum unit fair value #*                 $ --                   $ --                    $ --
 Contract liability                         $ --                   $ --                    $ --

(2) Effective April 29, 2011 Invesco Van Kampen V.I. International Growth Equity Fund merged with Invesco V.I. International Growth Fund.

(3)  Funded as of April 29, 2011.

(4) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

(5) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

(6)  Funded as of July 22, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                              AMERICAN FUNDS
                                    AMERICAN FUNDS                GLOBAL
                                        GLOBAL                  GROWTH AND
                                       BOND FUND               INCOME FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       7,216,188                 9,737,895
                                     =============            ==============
  Cost                                 $79,849,741              $106,184,309
                                     =============            ==============
  Market value                         $85,944,799               $89,491,257
 Due from Sponsor Company                   78,097                        --
 Receivable from fund shares
  sold                                          --                    24,035
 Other assets                                   --                         1
                                     -------------            --------------
 Total assets                           86,022,896                89,515,293
                                     -------------            --------------
LIABILITIES:
 Due to Sponsor Company                         --                    24,035
 Payable for fund shares
  purchased                                 78,097                        --
 Other liabilities                              --                        --
                                     -------------            --------------
 Total liabilities                          78,097                    24,035
                                     -------------            --------------
NET ASSETS:
 For contract liabilities              $85,944,799               $89,491,258
                                     =============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           6,753,966                 9,074,505
 Minimum unit fair value #*             $11.867867                 $9.385762
 Maximum unit fair value #*             $13.358243                $14.507006
 Contract liability                    $85,925,986               $89,452,507
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               1,446                     3,900
 Minimum unit fair value #*             $13.012806                 $9.855218
 Maximum unit fair value #*             $13.012806                $10.055262
 Contract liability                        $18,813                   $38,751

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              AMERICAN FUNDS
                                    AMERICAN FUNDS              BLUE CHIP                                        AMERICAN FUNDS
                                        ASSET                   INCOME AND              AMERICAN FUNDS               GLOBAL
                                   ALLOCATION FUND             GROWTH FUND                BOND FUND                GROWTH FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      16,192,972                12,684,612                24,995,389                3,984,515
                                    ==============            ==============            ==============            =============
  Cost                                $233,442,528              $112,814,830              $273,468,011              $68,939,165
                                    ==============            ==============            ==============            =============
  Market value                        $260,059,125              $113,273,582              $271,699,877              $76,861,298
 Due from Sponsor Company                       --                        --                        --                       --
 Receivable from fund shares
  sold                                     265,216                    75,242                   222,343                   73,008
 Other assets                                    4                        13                         8                        1
                                    --------------            --------------            --------------            -------------
 Total assets                          260,324,345               113,348,837               271,922,228               76,934,307
                                    --------------            --------------            --------------            -------------
LIABILITIES:
 Due to Sponsor Company                    265,216                    75,242                   222,343                   73,008
 Payable for fund shares
  purchased                                     --                        --                        --                       --
 Other liabilities                              --                        --                        --                       --
                                    --------------            --------------            --------------            -------------
 Total liabilities                         265,216                    75,242                   222,343                   73,008
                                    --------------            --------------            --------------            -------------
NET ASSETS:
 For contract liabilities             $260,059,129              $113,273,595              $271,699,885              $76,861,299
                                    ==============            ==============            ==============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     19,939,902               112,276,572                18,349,427                5,835,695
 Minimum unit fair value #*             $11.990075                 $0.935521                $12.119852                $9.633117
 Maximum unit fair value #*             $15.150186                $13.626970                $16.625170               $15.744812
 Contract liability                   $259,816,981              $113,156,154              $271,602,068              $76,824,147
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         17,790                   114,285                     6,333                    2,755
 Minimum unit fair value #*             $12.900559                 $1.015165                $14.521084               $11.418188
 Maximum unit fair value #*             $14.490775                 $1.054109                $15.901732               $15.180024
 Contract liability                       $242,148                  $117,441                   $97,817                  $37,152


                                    AMERICAN FUNDS            AMERICAN FUNDS             AMERICAN FUNDS
                                     GROWTH FUND            GROWTH-INCOME FUND         INTERNATIONAL FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      12,675,850                 18,111,511                11,172,491
                                    ==============            ===============            ==============
  Cost                                $651,487,993               $620,540,286              $187,953,680
                                    ==============            ===============            ==============
  Market value                        $655,087,910               $598,947,674              $169,374,963
 Due from Sponsor Company                       --                         --                        --
 Receivable from fund shares
  sold                                     386,625                    413,117                    68,199
 Other assets                                   --                         --                         5
                                    --------------            ---------------            --------------
 Total assets                          655,474,535                599,360,791               169,443,167
                                    --------------            ---------------            --------------
LIABILITIES:
 Due to Sponsor Company                    386,625                    413,113                    68,199
 Payable for fund shares
  purchased                                     --                         --                        --
 Other liabilities                              12                          6                        --
                                    --------------            ---------------            --------------
 Total liabilities                         386,637                    413,119                    68,199
                                    --------------            ---------------            --------------
NET ASSETS:
 For contract liabilities             $655,087,898               $598,947,672              $169,374,968
                                    ==============            ===============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     59,002,895                 49,558,784                14,168,620
 Minimum unit fair value #*              $8.355106                 $11.028477                 $8.730640
 Maximum unit fair value #*             $15.125676                 $14.372571                $14.275017
 Contract liability                   $654,730,688               $598,562,531              $169,265,418
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         30,044                     30,524                     8,601
 Minimum unit fair value #*              $9.050537                 $11.866077                $10.383814
 Maximum unit fair value #*             $13.936088                 $13.746904                $14.056288
 Contract liability                       $357,210                   $385,141                  $109,550

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                    AMERICAN FUNDS            GLOBAL SMALL
                                    NEW WORLD FUND         CAPITALIZATION FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       3,916,705                3,554,283
                                     =============            =============
  Cost                                 $61,197,477              $59,272,255
                                     =============            =============
  Market value                         $76,375,759              $60,564,988
 Due from Sponsor Company                       --                       --
 Receivable from fund shares
  sold                                     203,129                  106,170
 Other assets                                   --                       --
                                     -------------            -------------
 Total assets                           76,578,888               60,671,158
                                     -------------            -------------
LIABILITIES:
 Due to Sponsor Company                    203,129                  106,170
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                               2                        2
                                     -------------            -------------
 Total liabilities                         203,131                  106,172
                                     -------------            -------------
NET ASSETS:
 For contract liabilities              $76,375,757              $60,564,986
                                     =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           3,408,340                4,041,053
 Minimum unit fair value #*             $14.653549               $11.589084
 Maximum unit fair value #*             $26.350398               $18.119581
 Contract liability                    $76,358,211              $60,505,367
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 753                    3,895
 Minimum unit fair value #*             $23.071408               $12.765949
 Maximum unit fair value #*             $25.203603               $17.841863
 Contract liability                        $17,546                  $59,619

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      STERLING              STERLING              STERLING             STERLING
                                 CAPITAL STRATEGIC       CAPITAL SELECT       CAPITAL SPECIAL        CAPITAL TOTAL
                               ALLOCATION EQUITY VIF       EQUITY VIF        OPPORTUNITIES VIF      RETURN BOND VIF
                                  SUB-ACCOUNT (7)        SUB-ACCOUNT (8)      SUB-ACCOUNT (9)      SUB-ACCOUNT (10)
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          589                    276               135,072               95,740
                                    ===========            ===========          ============          ===========
  Cost                                   $2,929                 $1,991            $1,867,619             $957,436
                                    ===========            ===========          ============          ===========
  Market value                           $3,618                 $2,200            $2,074,711           $1,015,802
 Due from Sponsor Company                    --                     --                    --                   --
 Receivable from fund shares
  sold                                       --                     --                   180                   90
 Other assets                                --                     --                    --                   19
                                    -----------            -----------          ------------          -----------
 Total assets                             3,618                  2,200             2,074,891            1,015,911
                                    -----------            -----------          ------------          -----------
LIABILITIES:
 Due to Sponsor Company                      --                     --                   180                   90
 Payable for fund shares
  purchased                                  --                     --                    --                   --
 Other liabilities                           --                     --                    --                   --
                                    -----------            -----------          ------------          -----------
 Total liabilities                           --                     --                   180                   90
                                    -----------            -----------          ------------          -----------
NET ASSETS:
 For contract liabilities                $3,618                 $2,200            $2,074,711           $1,015,821
                                    ===========            ===========          ============          ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                         431                    266               198,578               85,331
 Minimum unit fair value #*           $8.381813              $8.218125             $9.948620           $11.466871
 Maximum unit fair value #*           $8.478707              $8.313135            $16.163372           $12.051303
 Contract liability                      $3,618                 $2,200            $2,074,711           $1,015,821
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                     --                    --                   --
 Minimum unit fair value #*                $ --                   $ --                  $ --                 $ --
 Maximum unit fair value #*                $ --                   $ --                  $ --                 $ --
 Contract liability                        $ --                   $ --                  $ --                 $ --

                                COLUMBIA VARIABLE        WELLS FARGO
                                   PORTFOLIO --          ADVANTAGE VT      FIDELITY VIP
                                  SMALL COMPANY             OMEGA             GROWTH
                                   GROWTH FUND           GROWTH FUND        PORTFOLIO
                                 SUB-ACCOUNT (11)        SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  --------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      532,707                25,979            27,894
                                   ============          ============      ============
  Cost                               $7,031,588              $497,577          $915,225
                                   ============          ============      ============
  Market value                       $6,168,750              $591,441        $1,018,966
 Due from Sponsor Company                    --                    --            19,397
 Receivable from fund shares
  sold                                    1,634                    53                --
 Other assets                                 4                    --                --
                                   ------------          ------------      ------------
 Total assets                         6,170,388               591,494         1,038,363
                                   ------------          ------------      ------------
LIABILITIES:
 Due to Sponsor Company                   1,634                    53                --
 Payable for fund shares
  purchased                                  --                    --            19,397
 Other liabilities                           --                     1                --
                                   ------------          ------------      ------------
 Total liabilities                        1,634                    54            19,397
                                   ------------          ------------      ------------
NET ASSETS:
 For contract liabilities            $6,168,754              $591,440        $1,018,966
                                   ============          ============      ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                   5,103,446               620,826           112,647
 Minimum unit fair value #*           $1.051044             $0.756033         $8.542843
 Maximum unit fair value #*          $14.908125            $15.977806        $14.899819
 Contract liability                  $6,168,754              $591,440        $1,018,966
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          --                    --                --
 Minimum unit fair value #*                $ --                  $ --              $ --
 Maximum unit fair value #*                $ --                  $ --              $ --
 Contract liability                        $ --                  $ --              $ --

(7)  Formerly BB&T Capital Manager Equity VIF. Change effective February 1,
     2011.

(8)  Formerly BB&T Select Equity VIF. Change effective February 1, 2011.

(9) Formerly BB&T Special Opportunities Equity VIF. Change effective February 1, 2011.

(10) Formerly BB&T Total Return Bond VIF. Change effective February 1, 2011.

(11) Formerly Columbia Small Company Growth VS Fund. Change effective May 2,
     2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                FIDELITY VIP   FIDELITY VIP
                                CONTRAFUND(R)     MID CAP
                                  PORTFOLIO      PORTFOLIO
                                 SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    948,165        545,466
                                =============  =============
  Cost                            $18,241,199    $12,264,282
                                =============  =============
  Market value                    $21,466,461    $15,589,400
 Due from Sponsor Company                  --             --
 Receivable from fund shares
  sold                                  4,114            379
 Other assets                              --             --
                                -------------  -------------
 Total assets                      21,470,575     15,589,779
                                -------------  -------------
LIABILITIES:
 Due to Sponsor Company                 4,114            379
 Payable for fund shares
  purchased                                --             --
 Other liabilities                          2              1
                                -------------  -------------
 Total liabilities                      4,116            380
                                -------------  -------------
NET ASSETS:
 For contract liabilities         $21,466,459    $15,589,399
                                =============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      2,120,087      1,553,107
 Minimum unit fair value #*         $8.987567      $9.487739
 Maximum unit fair value #*        $14.681525     $15.694262
 Contract liability               $21,389,046    $15,565,455
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #          8,337          2,442
 Minimum unit fair value #*         $9.285673      $9.783621
 Maximum unit fair value #*         $9.285673      $9.934989
 Contract liability                   $77,413        $23,944

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            FIDELITY VIP                                       FRANKLIN
                                    FIDELITY VIP          DYNAMIC CAPITAL           FIDELITY VIP                RISING
                                  VALUE STRATEGIES          APPRECIATION          STRATEGIC INCOME            DIVIDENDS
                                     PORTFOLIO               PORTFOLIO               PORTFOLIO             SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       141,128                  21,206                   2,375                14,646,707
                                    ============            ============            ============            ==============
  Cost                                $1,148,580                $165,621                 $27,698              $257,399,453
                                    ============            ============            ============            ==============
  Market value                        $1,246,163                $171,347                 $26,385              $287,809,612
 Due from Sponsor Company                     --                      --                      --                        --
 Receivable from fund shares
  sold                                       115                      18                       1                   129,606
 Other assets                                 --                      --                      --                         9
                                    ------------            ------------            ------------            --------------
 Total assets                          1,246,278                 171,365                  26,386               287,939,227
                                    ------------            ------------            ------------            --------------
LIABILITIES:
 Due to Sponsor Company                      115                      18                       1                   129,606
 Payable for fund shares
  purchased                                   --                      --                      --                        --
 Other liabilities                            --                      --                      --                        --
                                    ------------            ------------            ------------            --------------
 Total liabilities                           115                      18                       1                   129,606
                                    ------------            ------------            ------------            --------------
NET ASSETS:
 For contract liabilities             $1,246,163                $171,347                 $26,385              $287,809,621
                                    ============            ============            ============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      130,371                  17,998                   2,077                19,112,324
 Minimum unit fair value #*            $8.870169               $9.282855              $12.662760                $10.611771
 Maximum unit fair value #*           $18.051480              $15.344167              $12.710400                $16.099516
 Contract liability                   $1,220,945                $171,347                 $26,385              $287,697,048
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        2,752                      --                      --                     7,264
 Minimum unit fair value #*            $9.164544                    $ --                    $ --                $15.151313
 Maximum unit fair value #*            $9.164544                    $ --                    $ --                $15.550667
 Contract liability                      $25,218                    $ --                    $ --                  $112,573

                                                                FRANKLIN                 FRANKLIN
                                       FRANKLIN                 LARGE CAP                 GLOBAL
                                        INCOME                   GROWTH                REAL ESTATE
                                   SECURITIES FUND           SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      60,453,289                3,009,112                 104,613
                                    ==============            =============            ============
  Cost                                $906,915,029              $42,117,748              $1,709,382
                                    ==============            =============            ============
  Market value                        $866,473,600              $43,752,484              $1,171,672
 Due from Sponsor Company                       --                       --                      --
 Receivable from fund shares
  sold                                     390,440                   12,007                     130
 Other assets                                    8                       --                      --
                                    --------------            -------------            ------------
 Total assets                          866,864,048               43,764,491               1,171,802
                                    --------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                    390,440                   12,007                     130
 Payable for fund shares
  purchased                                     --                       --                      --
 Other liabilities                              --                       --                      --
                                    --------------            -------------            ------------
 Total liabilities                         390,440                   12,007                     130
                                    --------------            -------------            ------------
NET ASSETS:
 For contract liabilities             $866,473,608              $43,752,484              $1,171,672
                                    ==============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     54,895,263                4,093,419                  72,672
 Minimum unit fair value #*             $10.390967               $10.027903              $13.512023
 Maximum unit fair value #*             $17.507378               $13.343871              $16.429225
 Contract liability                   $866,279,422              $43,746,948              $1,169,728
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         12,022                      500                     118
 Minimum unit fair value #*             $10.735404               $10.807190              $16.429225
 Maximum unit fair value #*             $16.851607               $11.184922              $16.429225
 Contract liability                       $194,186                   $5,536                  $1,944

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                               FRANKLIN             FRANKLIN
                                             SMALL-MID CAP          SMALL CAP
                                                GROWTH                VALUE
                                            SECURITIES FUND      SECURITIES FUND
                                              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              3,887,143            1,043,700
                                              ===========          ===========
  Cost                                        $71,734,133          $13,910,576
                                              ===========          ===========
  Market value                                $79,698,493          $16,252,962
 Due from Sponsor Company                              --                   --
 Receivable from fund shares sold                 192,555               17,652
 Other assets                                          --                    1
                                              -----------          -----------
 Total assets                                  79,891,048           16,270,615
                                              -----------          -----------
LIABILITIES:
 Due to Sponsor Company                           192,555               17,652
 Payable for fund shares purchased                     --                   --
 Other liabilities                                      1                   --
                                              -----------          -----------
 Total liabilities                                192,556               17,652
                                              -----------          -----------
NET ASSETS:
 For contract liabilities                     $79,698,492          $16,252,963
                                              ===========          ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                  7,663,493            1,698,609
 Minimum unit fair value #*                     $7.240321            $8.890214
 Maximum unit fair value #*                    $16.306988           $15.760103
 Contract liability                           $79,635,143          $16,249,222
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                      7,276                  348
 Minimum unit fair value #*                     $7.907908           $10.735804
 Maximum unit fair value #*                    $14.100493           $10.735804
 Contract liability                               $63,349               $3,741

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                                   TEMPLETON
                                      STRATEGIC                                  DEVELOPING             TEMPLETON
                                        INCOME            MUTUAL SHARES            MARKETS               FOREIGN
                                   SECURITIES FUND       SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     20,513,176            25,856,483            5,923,328            11,082,602
                                     ============          ============          ===========          ============
  Cost                               $247,334,493          $401,428,907          $58,305,108          $151,699,849
                                     ============          ============          ===========          ============
  Market value                       $257,179,246          $397,801,806          $56,219,296          $139,228,122
 Due from Sponsor Company                      --                    --                   --                    --
 Receivable from fund shares
  sold                                    168,009               257,253              128,701                53,705
 Other assets                                   4                     3                   --                    --
                                     ------------          ------------          -----------          ------------
 Total assets                         257,347,259           398,059,062           56,347,997           139,281,827
                                     ------------          ------------          -----------          ------------
LIABILITIES:
 Due to Sponsor Company                   168,009               257,253              128,701                53,705
 Payable for fund shares
  purchased                                    --                    --                   --                    --
 Other liabilities                             --                    --                    2                     1
                                     ------------          ------------          -----------          ------------
 Total liabilities                        168,009               257,253              128,703                53,706
                                     ------------          ------------          -----------          ------------
NET ASSETS:
 For contract liabilities            $257,179,250          $397,801,809          $56,219,294          $139,228,121
                                     ============          ============          ===========          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         14,650,290            28,955,084            2,949,453            12,491,286
 Minimum unit fair value #*            $10.180368             $8.529305            $7.958672             $7.814122
 Maximum unit fair value #*            $21.244895            $17.187146           $24.433957            $13.225057
 Contract liability                  $256,860,587          $397,630,029          $56,194,742          $139,179,712
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             17,451                11,695                1,785                 4,261
 Minimum unit fair value #*            $11.821321            $13.675736            $8.206863            $10.980243
 Maximum unit fair value #*            $20.320502            $16.439037           $23.534970            $12.388394
 Contract liability                      $318,663              $171,780              $24,552               $48,409

                                                                                  FRANKLIN
                                      TEMPLETON               MUTUAL              FLEX CAP
                                        GROWTH           GLOBAL DISCOVERY          GROWTH
                                   SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     23,853,647             6,530,365            1,621,340
                                     ============          ============          ===========
  Cost                               $286,209,223          $118,231,677          $17,380,297
                                     ============          ============          ===========
  Market value                       $241,244,693          $126,044,826          $19,594,014
 Due from Sponsor Company                      --                    --                   --
 Receivable from fund shares
  sold                                    114,518               123,672               10,861
 Other assets                                   3                     2                   --
                                     ------------          ------------          -----------
 Total assets                         241,359,214           126,168,500           19,604,875
                                     ------------          ------------          -----------
LIABILITIES:
 Due to Sponsor Company                   114,518               123,672               10,861
 Payable for fund shares
  purchased                                    --                    --                   --
 Other liabilities                             --                    --                   --
                                     ------------          ------------          -----------
 Total liabilities                        114,518               123,672               10,861
                                     ------------          ------------          -----------
NET ASSETS:
 For contract liabilities            $241,244,696          $126,044,828          $19,594,014
                                     ============          ============          ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         21,872,580             6,843,550            1,828,670
 Minimum unit fair value #*             $7.613962             $9.286225            $9.889201
 Maximum unit fair value #*            $12.949164            $20.890306           $13.681671
 Contract liability                  $241,068,117          $125,805,838          $19,588,143
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #             15,471                16,242                  544
 Minimum unit fair value #*            $10.997268             $9.594108           $10.797674
 Maximum unit fair value #*            $12.334355            $20.178257           $10.797674
 Contract liability                      $176,579              $238,990               $5,871

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN
                                      LARGE CAP                TEMPLETON
                                        VALUE                 GLOBAL BOND
                                   SECURITIES FUND          SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        793,620                1,102,227
                                     ============            =============
  Cost                                 $8,225,843              $19,475,840
                                     ============            =============
  Market value                         $7,801,284              $20,322,854
 Due from Sponsor Company                      --                       --
 Receivable from fund shares
  sold                                      2,825                   40,666
 Other assets                                  --                        3
                                     ------------            -------------
 Total assets                           7,804,109               20,363,523
                                     ------------            -------------
LIABILITIES:
 Due to Sponsor Company                     2,825                   40,666
 Payable for fund shares
  purchased                                    --                       --
 Other liabilities                              1                       --
                                     ------------            -------------
 Total liabilities                          2,826                   40,666
                                     ------------            -------------
NET ASSETS:
 For contract liabilities              $7,801,283              $20,322,857
                                     ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            814,254                1,600,155
 Minimum unit fair value #*             $9.064384                $9.810332
 Maximum unit fair value #*            $13.018695               $13.345572
 Contract liability                    $7,801,283              $20,301,386
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                    1,700
 Minimum unit fair value #*                  $ --               $12.632558
 Maximum unit fair value #*                  $ --               $12.632558
 Contract liability                          $ --                  $21,471

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                 HARTFORD        HARTFORD        HARTFORD
                                 HARTFORD         TOTAL          CAPITAL         DIVIDEND
                                 ADVISERS      RETURN BOND     APPRECIATION     AND GROWTH
                                 HLS FUND        HLS FUND        HLS FUND        HLS FUND
                                SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   808,624      14,332,099       3,765,802       5,456,856
                               =============  ==============  ==============  ==============
  Cost                           $17,532,182    $154,425,501    $128,645,669     $90,676,475
                               =============  ==============  ==============  ==============
  Market value                   $15,792,891    $166,428,045    $139,889,405    $105,474,271
 Due from Sponsor Company                 --          72,523              --              --
 Receivable from fund shares
  sold                                 2,927              --          13,125          19,547
 Other assets                             --               1              10              --
                               -------------  --------------  --------------  --------------
 Total assets                     15,795,818     166,500,569     139,902,540     105,493,818
                               -------------  --------------  --------------  --------------
LIABILITIES:
 Due to Sponsor Company                2,927              --          13,125          19,547
 Payable for fund shares
  purchased                               --          72,523              --              --
 Other liabilities                         1              --              --               2
                               -------------  --------------  --------------  --------------
 Total liabilities                     2,928          72,523          13,125          19,549
                               -------------  --------------  --------------  --------------
NET ASSETS:
 For contract liabilities        $15,792,890    $166,428,046    $139,889,415    $105,474,269
                               =============  ==============  ==============  ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                               11,559,454      37,782,153      30,067,441      23,212,224
 Minimum unit fair value #*        $0.987891       $1.349882       $1.172610       $1.169187
 Maximum unit fair value #*       $14.343330      $12.823217      $14.835741      $13.974717
 Contract liability              $15,687,943    $166,290,216    $139,745,320    $105,456,994
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                   88,066          92,435          52,946          11,363
 Minimum unit fair value #*        $1.068400       $1.459782       $1.273243       $1.520249
 Maximum unit fair value #*        $1.282166       $1.727088       $8.331492       $1.520249
 Contract liability                 $104,947        $137,830        $144,095         $17,275


                                      HARTFORD               HARTFORD                HARTFORD
                                  GLOBAL RESEARCH           HEALTHCARE            GLOBAL GROWTH
                                      HLS FUND               HLS FUND                HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (12)          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        39,888                 17,560                  41,859
                                    ============            ===========            ============
  Cost                                  $361,043               $233,490                $748,525
                                    ============            ===========            ============
  Market value                          $358,485               $258,791                $559,773
 Due from Sponsor Company                     --                     --                      --
 Receivable from fund shares
  sold                                        35                     20                      45
 Other assets                                 --                      1                       2
                                    ------------            -----------            ------------
 Total assets                            358,520                258,812                 559,820
                                    ------------            -----------            ------------
LIABILITIES:
 Due to Sponsor Company                       35                     20                      45
 Payable for fund shares
  purchased                                   --                     --                      --
 Other liabilities                            --                     --                      --
                                    ------------            -----------            ------------
 Total liabilities                            35                     20                      45
                                    ------------            -----------            ------------
NET ASSETS:
 For contract liabilities               $358,485               $258,792                $559,775
                                    ============            ===========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       40,745                118,801                 285,126
 Minimum unit fair value #*            $8.390429              $2.096138               $1.423716
 Maximum unit fair value #*           $14.629042              $2.180271              $13.084231
 Contract liability                     $358,485               $258,792                $559,775
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                     --                      --
 Minimum unit fair value #*                 $ --                   $ --                    $ --
 Maximum unit fair value #*                 $ --                   $ --                    $ --
 Contract liability                         $ --                   $ --                    $ --

(12) Formerly Hartford Global Health HLS Fund. Change effective August 5, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  HARTFORD
                                 DISCIPLINED     HARTFORD
                                   EQUITY         GROWTH
                                  HLS FUND       HLS FUND
                                 SUB-ACCOUNT   SUB-ACCOUNT
-----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  1,048,744        97,257
                                =============  ============
  Cost                            $10,623,047      $989,075
                                =============  ============
  Market value                    $12,356,809    $1,061,553
 Due from Sponsor Company                  --            --
 Receivable from fund shares
  sold                                  1,937            82
 Other assets                              --            --
                                -------------  ------------
 Total assets                      12,358,746     1,061,635
                                -------------  ------------
LIABILITIES:
 Due to Sponsor Company                 1,937            82
 Payable for fund shares
  purchased                                --            --
 Other liabilities                         --            --
                                -------------  ------------
 Total liabilities                      1,937            82
                                -------------  ------------
NET ASSETS:
 For contract liabilities         $12,356,809    $1,061,553
                                =============  ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      1,503,073       139,485
 Minimum unit fair value #*         $1.236734     $1.197438
 Maximum unit fair value #*        $14.104240    $14.343062
 Contract liability               $12,353,208    $1,061,553
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #          2,860            --
 Minimum unit fair value #*         $1.259275          $ --
 Maximum unit fair value #*         $1.259275          $ --
 Contract liability                    $3,601          $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD                                        HARTFORD
                                  GROWTH        HARTFORD      HARTFORD        INTERNATIONAL
                               OPPORTUNITIES   HIGH YIELD      INDEX          OPPORTUNITIES
                                 HLS FUND       HLS FUND      HLS FUND           HLS FUND
                                SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 1,203,174       960,755        18,598            731,121
                               =============  ============  ============       ============
  Cost                           $24,651,572    $7,951,474      $640,518         $8,026,278
                               =============  ============  ============       ============
  Market value                   $28,353,768    $8,356,501      $485,264         $7,869,537
 Due from Sponsor Company              2,737            --            --                 --
 Receivable from fund shares
  sold                                    --           781            29             19,367
 Other assets                             --             2            --                  1
                               -------------  ------------  ------------       ------------
 Total assets                     28,356,505     8,357,284       485,293          7,888,905
                               -------------  ------------  ------------       ------------
LIABILITIES:
 Due to Sponsor Company                   --           781            29             19,367
 Payable for fund shares
  purchased                            2,737            --            --                 --
 Other liabilities                         1            --            --                 --
                               -------------  ------------  ------------       ------------
 Total liabilities                     2,738           781            29             19,367
                               -------------  ------------  ------------       ------------
NET ASSETS:
 For contract liabilities        $28,353,767    $8,356,503      $485,264         $7,869,538
                               =============  ============  ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                3,500,154       724,559        75,638          3,180,039
 Minimum unit fair value #*        $1.419214     $1.761639     $4.634372          $1.163101
 Maximum unit fair value #*       $13.664798    $17.736776    $14.035106         $13.123507
 Contract liability              $28,353,767    $8,356,503      $485,264         $7,853,919
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       --            --            --              2,004
 Minimum unit fair value #*             $ --          $ --          $ --          $7.793454
 Maximum unit fair value #*             $ --          $ --          $ --          $7.793454
 Contract liability                     $ --          $ --          $ --            $15,619

                                      HARTFORD
                                   SMALL/MID CAP              HARTFORD                HARTFORD
                                       EQUITY                  MIDCAP               MIDCAP VALUE
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       263,100                  53,080                  27,529
                                    ============            ============            ============
  Cost                                $1,993,911              $1,210,963                $260,305
                                    ============            ============            ============
  Market value                        $2,348,292              $1,252,249                $258,234
 Due from Sponsor Company                     --                      --                      --
 Receivable from fund shares
  sold                                        18                     129                      27
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total assets                          2,348,310               1,252,378                 258,261
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       18                     129                      27
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                             2                      --                      --
                                    ------------            ------------            ------------
 Total liabilities                            20                     129                      27
                                    ------------            ------------            ------------
NET ASSETS:
 For contract liabilities             $2,348,290              $1,252,249                $258,234
                                    ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      223,316                 303,843                 133,060
 Minimum unit fair value #*            $9.731743               $3.992995               $1.455678
 Maximum unit fair value #*           $17.647807               $4.065703              $10.992969
 Contract liability                   $2,348,290              $1,233,481                $258,234
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                   4,616                      --
 Minimum unit fair value #*                 $ --               $4.065703                    $ --
 Maximum unit fair value #*                 $ --               $4.065703                    $ --
 Contract liability                         $ --                 $18,768                    $ --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                   HARTFORD            HARTFORD
                                 MONEY MARKET       SMALL COMPANY
                                   HLS FUND            HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 251,768,186            257,798
                                ==============       ============
  Cost                            $251,768,186         $3,707,230
                                ==============       ============
  Market value                    $251,768,186         $4,322,079
 Due from Sponsor Company                   --                 --
 Receivable from fund shares
  sold                                  93,587                366
 Other assets                               --                 --
                                --------------       ------------
 Total assets                      251,861,773          4,322,445
                                --------------       ------------
LIABILITIES:
 Due to Sponsor Company                 93,587                366
 Payable for fund shares
  purchased                                 --                 --
 Other liabilities                          13                 --
                                --------------       ------------
 Total liabilities                      93,600                366
                                --------------       ------------
NET ASSETS:
 For contract liabilities         $251,768,173         $4,322,079
                                ==============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #     219,339,644          1,944,047
 Minimum unit fair value #*          $0.920862          $1.265375
 Maximum unit fair value #*          $9.972606         $15.136158
 Contract liability               $251,534,411         $4,311,108
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #         215,279              6,360
 Minimum unit fair value #*          $0.995833          $1.724932
 Maximum unit fair value #*          $1.130702          $1.724932
 Contract liability                   $233,762            $10,971

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             HARTFORD
                                      HARTFORD           HARTFORD        U.S. GOVERNMENT        HARTFORD
                                  SMALLCAP GROWTH          STOCK            SECURITIES           VALUE
                                      HLS FUND           HLS FUND            HLS FUND           HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        97,953             256,540            824,815            129,234
                                    ============       =============       ============       ============
  Cost                                $1,957,857         $11,885,384         $8,685,614         $1,199,358
                                    ============       =============       ============       ============
  Market value                        $2,122,457         $10,241,195         $8,798,939         $1,339,984
 Due from Sponsor Company                     62                  --                 --                 --
 Receivable from fund shares
  sold                                        --               2,297              3,314                249
 Other assets                                 --                  --                 --                 --
                                    ------------       -------------       ------------       ------------
 Total assets                          2,122,519          10,243,492          8,802,253          1,340,233
                                    ------------       -------------       ------------       ------------
LIABILITIES:
 Due to Sponsor Company                       --               2,297              3,314                249
 Payable for fund shares
  purchased                                   62                  --                 --                 --
 Other liabilities                            --                   1                  1                 --
                                    ------------       -------------       ------------       ------------
 Total liabilities                            62               2,298              3,315                249
                                    ------------       -------------       ------------       ------------
NET ASSETS:
 For contract liabilities             $2,122,457         $10,241,194         $8,798,938         $1,339,984
                                    ============       =============       ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      197,796          10,162,422          1,416,801            190,530
 Minimum unit fair value #*            $1.491830           $0.827278          $1.145759          $1.172494
 Maximum unit fair value #*           $18.632950          $15.497356         $11.042990         $13.447480
 Contract liability                   $2,113,541         $10,211,048         $8,798,938         $1,335,612
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                          725              29,240                 --                464
 Minimum unit fair value #*           $12.299984           $0.894726               $ --          $9.414517
 Maximum unit fair value #*           $12.299984           $1.092880               $ --          $9.414517
 Contract liability                       $8,916             $30,146               $ --             $4,372

                                                            AMERICAN FUNDS
                                                              BLUE CHIP
                                   AMERICAN FUNDS             INCOME AND            AMERICAN FUNDS
                                  ASSET ALLOCATION              GROWTH                   BOND
                                      HLS FUND                 HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      1,381,224                 637,570                3,084,830
                                    =============            ============            =============
  Cost                                $11,683,975              $4,871,408              $29,072,375
                                    =============            ============            =============
  Market value                        $13,399,870              $5,781,324              $32,461,763
 Due from Sponsor Company                      --                  21,722                       --
 Receivable from fund shares
  sold                                      1,445                      --                    6,011
 Other assets                                  --                       1                       --
                                    -------------            ------------            -------------
 Total assets                          13,401,315               5,803,047               32,467,774
                                    -------------            ------------            -------------
LIABILITIES:
 Due to Sponsor Company                     1,445                      --                    6,011
 Payable for fund shares
  purchased                                    --                  21,722                       --
 Other liabilities                              1                      --                        1
                                    -------------            ------------            -------------
 Total liabilities                          1,446                  21,722                    6,012
                                    -------------            ------------            -------------
NET ASSETS:
 For contract liabilities             $13,399,869              $5,781,325              $32,461,762
                                    =============            ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     1,337,721                 637,314                3,020,179
 Minimum unit fair value #*             $9.356124               $8.682650               $10.343599
 Maximum unit fair value #*            $13.435517              $13.640441               $12.180266
 Contract liability                   $13,399,869              $5,781,325              $32,422,803
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                            --                      --                    3,656
 Minimum unit fair value #*                  $ --                    $ --               $10.657273
 Maximum unit fair value #*                  $ --                    $ --               $10.657273
 Contract liability                          $ --                    $ --                  $38,959

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                            AMERICAN FUNDS
                                    AMERICAN FUNDS           GLOBAL GROWTH
                                     GLOBAL BOND              AND INCOME
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        426,687                1,483,401
                                     ============            =============
  Cost                                 $4,205,813              $10,958,113
                                     ============            =============
  Market value                         $4,700,603              $12,429,414
 Due from Sponsor Company                      --                       --
 Receivable from fund shares
  sold                                     37,874                    2,158
 Other assets                                  --                       --
                                     ------------            -------------
 Total assets                           4,738,477               12,431,572
                                     ------------            -------------
LIABILITIES:
 Due to Sponsor Company                    37,874                    2,158
 Payable for fund shares
  purchased                                    --                       --
 Other liabilities                             --                        1
                                     ------------            -------------
 Total liabilities                         37,874                    2,159
                                     ------------            -------------
NET ASSETS:
 For contract liabilities              $4,700,603              $12,429,413
                                     ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            422,308                1,457,989
 Minimum unit fair value #*            $10.147403                $8.149569
 Maximum unit fair value #*            $11.921466               $14.491594
 Contract liability                    $4,700,603              $12,429,413
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                       --
 Minimum unit fair value #*                  $ --                     $ --
 Maximum unit fair value #*                  $ --                     $ --
 Contract liability                          $ --                     $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           AMERICAN FUNDS
                                   AMERICAN FUNDS           GLOBAL SMALL           AMERICAN FUNDS           AMERICAN FUNDS
                                   GLOBAL GROWTH           CAPITALIZATION              GROWTH               GROWTH-INCOME
                                      HLS FUND                HLS FUND                HLS FUND                 HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       426,028               1,063,710                5,890,012               3,260,018
                                    ============            ============            =============            ============
  Cost                                $3,463,352              $7,654,616              $42,716,849             $25,194,768
                                    ============            ============            =============            ============
  Market value                        $3,722,272              $8,326,882              $52,704,376             $28,728,041
 Due from Sponsor Company                     --                      --                    9,640                      --
 Receivable from fund shares
  sold                                       331                     673                       --                     306
 Other assets                                 --                       2                       --                      --
                                    ------------            ------------            -------------            ------------
 Total assets                          3,722,603               8,327,557               52,714,016              28,728,347
                                    ------------            ------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                      331                     673                       --                     306
 Payable for fund shares
  purchased                                   --                      --                    9,640                      --
 Other liabilities                            --                      --                        3                      --
                                    ------------            ------------            -------------            ------------
 Total liabilities                           331                     673                    9,643                     306
                                    ------------            ------------            -------------            ------------
NET ASSETS:
 For contract liabilities             $3,722,272              $8,326,884              $52,704,373             $28,728,041
                                    ============            ============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      421,750               1,061,324                5,886,680               3,230,098
 Minimum unit fair value #*            $8.396653               $7.367157                $8.425254               $8.456895
 Maximum unit fair value #*           $14.221371              $15.641420               $15.517827              $13.990288
 Contract liability                   $3,693,400              $8,294,541              $52,628,308             $28,704,132
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        3,339                   4,263                    8,751                   2,745
 Minimum unit fair value #*            $8.646978               $7.586829                $8.692389               $8.709000
 Maximum unit fair value #*            $8.646978               $7.586829                $8.692389               $8.709000
 Contract liability                      $28,872                 $32,343                  $76,065                 $23,909

                                                                                       HARTFORD
                                   AMERICAN FUNDS           AMERICAN FUNDS            PORTFOLIO
                                    INTERNATIONAL             NEW WORLD              DIVERSIFIER
                                      HLS FUND                 HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (13)
-----------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      4,580,924                 909,621                 728,858
                                    =============            ============            ============
  Cost                                $34,303,528              $7,319,326              $7,563,454
                                    =============            ============            ============
  Market value                        $34,559,884              $7,873,774              $7,422,841
 Due from Sponsor Company                      --                     176                  73,743
 Receivable from fund shares
  sold                                     15,667                      --                      --
 Other assets                                  --                      --                      --
                                    -------------            ------------            ------------
 Total assets                          34,575,551               7,873,950               7,496,584
                                    -------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                    15,667                      --                      --
 Payable for fund shares
  purchased                                    --                     176                  73,743
 Other liabilities                              1                       1                      --
                                    -------------            ------------            ------------
 Total liabilities                         15,668                     177                  73,743
                                    -------------            ------------            ------------
NET ASSETS:
 For contract liabilities             $34,559,883              $7,873,773              $7,422,841
                                    =============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     4,495,037                 861,908                 729,651
 Minimum unit fair value #*             $7.286607               $8.249993               $9.788024
 Maximum unit fair value #*            $13.471089              $14.716888              $10.219887
 Contract liability                   $34,536,834              $7,873,773              $7,422,841
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         3,072                      --                      --
 Minimum unit fair value #*             $7.503868                    $ --                    $ --
 Maximum unit fair value #*             $7.503868                    $ --                    $ --
 Contract liability                       $23,049                    $ --                    $ --

(13) Funded as of June 22, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HUNTINGTON VA         HUNTINGTON VA
                                       INCOME               DIVIDEND
                                    EQUITY FUND           CAPTURE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      289,229               660,431
                                     ==========            ==========
  Cost                               $2,834,385            $8,039,346
                                     ==========            ==========
  Market value                       $2,608,842            $6,643,932
 Due from Sponsor Company                22,588                    --
 Receivable from fund shares
  sold                                       --                13,908
 Other assets                                --                     1
                                     ----------            ----------
 Total assets                         2,631,430             6,657,841
                                     ----------            ----------
LIABILITIES:
 Due to Sponsor Company                      --                13,908
 Payable for fund shares
  purchased                              22,588                    --
 Other liabilities                            1                    --
                                     ----------            ----------
 Total liabilities                       22,589                13,908
                                     ----------            ----------
NET ASSETS:
 For contract liabilities            $2,608,841            $6,643,933
                                     ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        1,006,903             2,073,575
 Minimum unit fair value #*           $1.160322             $1.460611
 Maximum unit fair value #*          $14.872659            $16.132516
 Contract liability                  $2,608,841            $6,643,933
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               --                    --
 Minimum unit fair value #*                $ --                  $ --
 Maximum unit fair value #*                $ --                  $ --
 Contract liability                        $ --                  $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        HUNTINGTON VA         HUNTINGTON VA         HUNTINGTON VA
                                  HUNTINGTON VA            MID CORP                NEW                 ROTATING
                                   GROWTH FUND           AMERICA FUND          ECONOMY FUND          MARKETS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     315,263               224,695               285,012               118,031
                                    ==========            ==========            ==========            ==========
  Cost                              $2,681,633            $3,523,697            $4,250,463            $1,452,249
                                    ==========            ==========            ==========            ==========
  Market value                      $2,383,390            $3,835,552            $3,146,530            $1,395,134
 Due from Sponsor Company                   --                    --                    --                    --
 Receivable from fund shares
  sold                                   5,453                 2,621                 3,186                 1,181
 Other assets                                2                    --                     1                    --
                                    ----------            ----------            ----------            ----------
 Total assets                        2,388,845             3,838,173             3,149,717             1,396,315
                                    ----------            ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                  5,453                 2,621                 3,186                 1,181
 Payable for fund shares
  purchased                                 --                    --                    --                    --
 Other liabilities                          --                    --                    --                    --
                                    ----------            ----------            ----------            ----------
 Total liabilities                       5,453                 2,621                 3,186                 1,181
                                    ----------            ----------            ----------            ----------
NET ASSETS:
 For contract liabilities           $2,383,392            $3,835,552            $3,146,531            $1,395,134
                                    ==========            ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                  1,523,755               952,696             1,299,805               370,723
 Minimum unit fair value #*          $0.734110             $1.629383             $1.148510             $1.345972
 Maximum unit fair value #*         $12.257564            $16.988805            $12.146694            $15.635593
 Contract liability                 $2,383,392            $3,835,552            $3,146,531            $1,395,134
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                    --                    --                    --
 Minimum unit fair value #*               $ --                  $ --                  $ --                  $ --
 Maximum unit fair value #*               $ --                  $ --                  $ --                  $ --
 Contract liability                       $ --                  $ --                  $ --                  $ --

                                  HUNTINGTON VA                               HUNTINGTON VA
                                  INTERNATIONAL         HUNTINGTON VA            MORTGAGE
                                   EQUITY FUND          MACRO 100 FUND       SECURITIES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     330,739               147,829               264,105
                                    ==========            ==========            ==========
  Cost                              $4,883,499            $1,470,071            $2,929,211
                                    ==========            ==========            ==========
  Market value                      $4,177,237            $1,306,809            $3,132,291
 Due from Sponsor Company               10,260                24,940                    --
 Receivable from fund shares
  sold                                      --                    --                   761
 Other assets                               --                     1                    --
                                    ----------            ----------            ----------
 Total assets                        4,187,497             1,331,750             3,133,052
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                     --                    --                   761
 Payable for fund shares
  purchased                             10,260                24,940                    --
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total liabilities                      10,260                24,940                   761
                                    ----------            ----------            ----------
NET ASSETS:
 For contract liabilities           $4,177,237            $1,306,810            $3,132,291
                                    ==========            ==========            ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                  1,243,167               973,897               670,708
 Minimum unit fair value #*          $1.186366             $0.873638             $1.153462
 Maximum unit fair value #*         $12.911826            $13.697934            $12.083819
 Contract liability                 $4,177,237            $1,306,810            $3,132,291
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                    --                    --
 Minimum unit fair value #*               $ --                  $ --                  $ --
 Maximum unit fair value #*               $ --                  $ --                  $ --
 Contract liability                       $ --                  $ --                  $ --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                             LORD ABBETT
                                    HUNTINGTON VA            FUNDAMENTAL
                                      SITUS FUND             EQUITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        365,341                  52,143
                                     ============            ============
  Cost                                 $5,024,036                $836,527
                                     ============            ============
  Market value                         $5,425,313                $847,843
 Due from Sponsor Company                      --                   2,034
 Receivable from fund shares
  sold                                      2,122                      --
 Other assets                                  --                      --
                                     ------------            ------------
 Total assets                           5,427,435                 849,877
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                     2,122                      --
 Payable for fund shares
  purchased                                    --                   2,034
 Other liabilities                              1                      --
                                     ------------            ------------
 Total liabilities                          2,123                   2,034
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $5,425,312                $847,843
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          3,407,378                  71,401
 Minimum unit fair value #*             $1.292715              $10.625321
 Maximum unit fair value #*            $17.008696              $12.240548
 Contract liability                    $5,425,312                $847,843
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                  $ --                    $ --
 Maximum unit fair value #*                  $ --                    $ --
 Contract liability                          $ --                    $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                LORD ABBETT
                                    LORD ABBETT              LORD ABBETT         GROWTH AND
                                 CAPITAL STRUCTURE         BOND DEBENTURE          INCOME      MFS(R) CORE
                                        FUND                    FUND                FUND      EQUITY SERIES
                                    SUB-ACCOUNT              SUB-ACCOUNT        SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       188,962                1,154,336            120,378       385,322
                                    ============            =============       ============  ============
  Cost                                $2,268,658              $12,005,426         $2,359,450    $6,100,426
                                    ============            =============       ============  ============
  Market value                        $2,462,182              $13,436,469         $2,666,369    $5,906,989
 Due from Sponsor Company                     --                       --                 --            --
 Receivable from fund shares
  sold                                     1,962                    2,060                597         1,094
 Other assets                                 --                       --                 --             1
                                    ------------            -------------       ------------  ------------
 Total assets                          2,464,144               13,438,529          2,666,966     5,908,084
                                    ------------            -------------       ------------  ------------
LIABILITIES:
 Due to Sponsor Company                    1,962                    2,060                597         1,094
 Payable for fund shares
  purchased                                   --                       --                 --            --
 Other liabilities                            --                       --                 --            --
                                    ------------            -------------       ------------  ------------
 Total liabilities                         1,962                    2,060                597         1,094
                                    ------------            -------------       ------------  ------------
NET ASSETS:
 For contract liabilities             $2,462,182              $13,436,469         $2,666,369    $5,906,990
                                    ============            =============       ============  ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      230,602                1,071,520            308,881       714,660
 Minimum unit fair value #*           $10.406095               $12.089141          $8.342514     $6.206458
 Maximum unit fair value #*           $13.750986               $15.438750         $11.441826    $14.684518
 Contract liability                   $2,462,182              $13,436,469         $2,666,369    $5,830,099
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                       --                 --         8,965
 Minimum unit fair value #*                 $ --                     $ --               $ --     $6.750177
 Maximum unit fair value #*                 $ --                     $ --               $ --     $9.222312
 Contract liability                         $ --                     $ --               $ --       $76,891


                                    MFS(R) GROWTH           MFS(R) GLOBAL             MFS(R) HIGH
                                       SERIES               EQUITY SERIES            INCOME SERIES
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        777,576                 505,609                8,558,818
                                    =============            ============            =============
  Cost                                $16,351,907              $5,939,452              $78,526,663
                                    =============            ============            =============
  Market value                        $19,076,492              $6,426,296              $70,952,603
 Due from Sponsor Company                      --                      --                  600,336
 Receivable from fund shares
  sold                                      4,688                     699                       --
 Other assets                                  --                      --                        2
                                    -------------            ------------            -------------
 Total assets                          19,081,180               6,426,995               71,552,941
                                    -------------            ------------            -------------
LIABILITIES:
 Due to Sponsor Company                     4,688                     699                       --
 Payable for fund shares
  purchased                                    --                      --                  600,336
 Other liabilities                              2                      --                       --
                                    -------------            ------------            -------------
 Total liabilities                          4,690                     699                  600,336
                                    -------------            ------------            -------------
NET ASSETS:
 For contract liabilities             $19,076,490              $6,426,296              $70,952,605
                                    =============            ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     2,366,888                 463,425                4,818,769
 Minimum unit fair value #*             $5.740517              $12.146978               $13.702058
 Maximum unit fair value #*            $14.811549              $16.295758               $17.141254
 Contract liability                   $19,006,291              $6,417,578              $70,909,862
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         7,330                     663                    2,885
 Minimum unit fair value #*             $9.308548              $13.154640               $14.780061
 Maximum unit fair value #*             $9.604214              $13.154640               $15.249212
 Contract liability                       $70,199                  $8,718                  $42,743

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  MFS(R) INVESTORS
                                       GROWTH             MFS(R) INVESTORS
                                    STOCK SERIES            TRUST SERIES
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      1,026,318               5,466,519
                                    =============          ==============
  Cost                                $10,133,461             $98,283,830
                                    =============          ==============
  Market value                        $11,299,771            $106,104,005
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                     97,850                  25,910
 Other assets                                   2                       2
                                    -------------          --------------
 Total assets                          11,397,623             106,129,917
                                    -------------          --------------
LIABILITIES:
 Due to Sponsor Company                    97,850                  25,912
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                      --
                                    -------------          --------------
 Total liabilities                         97,850                  25,912
                                    -------------          --------------
NET ASSETS:
 For contract liabilities             $11,299,773            $106,104,005
                                    =============          ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          1,461,235              11,536,291
 Minimum unit fair value #*             $6.198971               $8.347897
 Maximum unit fair value #*             $9.445792              $12.995266
 Contract liability                   $11,229,586            $106,033,076
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #              8,041                   7,521
 Minimum unit fair value #*             $8.508958               $8.968421
 Maximum unit fair value #*             $9.201654              $10.587600
 Contract liability                       $70,187                 $70,929

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   MFS(R) MID CAP             MFS(R) NEW          MFS(R) TOTAL   MFS(R) VALUE
                                    GROWTH SERIES          DISCOVERY SERIES      RETURN SERIES      SERIES
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      3,647,949                4,756,743           18,674,182      6,823,503
                                    =============            =============       ==============  =============
  Cost                                $23,429,400              $68,092,442         $367,582,348    $85,541,236
                                    =============            =============       ==============  =============
  Market value                        $20,537,953              $67,973,863         $345,863,322    $86,277,222
 Due from Sponsor Company                  10,022                  196,054                   --        205,139
 Receivable from fund shares
  sold                                         --                       --              151,773             --
 Other assets                                  --                        1                   --              5
                                    -------------            -------------       --------------  -------------
 Total assets                          20,547,975               68,169,918          346,015,095     86,482,366
                                    -------------            -------------       --------------  -------------
LIABILITIES:
 Due to Sponsor Company                        --                       --              151,773             --
 Payable for fund shares
  purchased                                10,022                  196,054                   --        205,139
 Other liabilities                             --                       --                    6             --
                                    -------------            -------------       --------------  -------------
 Total liabilities                         10,022                  196,054              151,779        205,139
                                    -------------            -------------       --------------  -------------
NET ASSETS:
 For contract liabilities             $20,537,953              $67,973,864         $345,863,316    $86,277,227
                                    =============            =============       ==============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     3,997,330                5,153,323           25,431,652      6,402,795
 Minimum unit fair value #*             $4.724062                $9.559161            $9.697169      $9.074023
 Maximum unit fair value #*            $16.239543               $20.321026           $16.255289     $16.765670
 Contract liability                   $20,537,718              $67,830,755         $345,738,985    $86,274,629
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                            45                    9,773                8,713            161
 Minimum unit fair value #*             $5.221965               $10.393953           $13.216997     $16.124077
 Maximum unit fair value #*             $5.221965               $17.680164           $15.547845     $16.124077
 Contract liability                          $235                 $143,109             $124,331         $2,598

                                   MFS(R) RESEARCH          MFS(R) RESEARCH         MFS(R) RESEARCH
                                     BOND SERIES         INTERNATIONAL SERIES            SERIES
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      6,602,670                1,868,919                 255,067
                                    =============            =============            ============
  Cost                                $77,426,791              $26,823,146              $4,286,886
                                    =============            =============            ============
  Market value                        $85,737,317              $20,296,462              $4,790,150
 Due from Sponsor Company                  71,680                    1,746                  19,646
 Receivable from fund shares
  sold                                         --                       --                      --
 Other assets                                  --                       --                      --
                                    -------------            -------------            ------------
 Total assets                          85,808,997               20,298,208               4,809,796
                                    -------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                        --                       --                      --
 Payable for fund shares
  purchased                                71,680                    1,746                  19,646
 Other liabilities                              1                        1                       1
                                    -------------            -------------            ------------
 Total liabilities                         71,681                    1,747                  19,647
                                    -------------            -------------            ------------
NET ASSETS:
 For contract liabilities             $85,737,316              $20,296,461              $4,790,149
                                    =============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     6,807,249                1,782,771                 419,371
 Minimum unit fair value #*            $10.365245               $10.758423              $10.895528
 Maximum unit fair value #*            $13.513620               $12.839561              $12.197402
 Contract liability                   $85,717,850              $20,290,495              $4,790,149
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         1,526                      524                      --
 Minimum unit fair value #*            $12.753365               $11.386650                    $ --
 Maximum unit fair value #*            $12.753365               $11.386650                    $ --
 Contract liability                       $19,466                   $5,966                    $ --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                 BLACKROCK                 BLACKROCK
                                                  GLOBAL                     GLOBAL
                                           ALLOCATION V.I. FUND     OPPORTUNITIES V.I. FUND
                                             SUB-ACCOUNT (14)             SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                    1,384                      1,533
                                                ===========               ============
  Cost                                              $18,976                    $10,189
                                                ===========               ============
  Market value                                      $18,375                    $18,803
 Due from Sponsor Company                                --                         --
 Receivable from fund shares sold                         1                          2
 Other assets                                            --                         --
                                                -----------               ------------
 Total assets                                        18,376                     18,805
                                                -----------               ------------
LIABILITIES:
 Due to Sponsor Company                                   1                          2
 Payable for fund shares purchased                       --                         --
 Other liabilities                                       --                         --
                                                -----------               ------------
 Total liabilities                                        1                          2
                                                -----------               ------------
NET ASSETS:
 For contract liabilities                           $18,375                    $18,803
                                                ===========               ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                        1,934                      1,485
 Minimum unit fair value #*                       $9.493620                 $12.660099
 Maximum unit fair value #*                       $9.506683                 $12.660099
 Contract liability                                 $18,375                    $18,803
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                           --                         --
 Minimum unit fair value #*                            $ --                       $ --
 Maximum unit fair value #*                            $ --                       $ --
 Contract liability                                    $ --                       $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(14) Funded as of August 5, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                                 INVESCO
                                              BLACKROCK                 BLACKROCK           UIF MID CAP      VAN KAMPEN V.I.
                                              LARGE CAP                   EQUITY               GROWTH            MID CAP
                                           GROWTH V.I. FUND         DIVIDEND V.I. FUND       PORTFOLIO          VALUE FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT (32)       SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 38,064                    14,078              239,475             58,416
                                             ============              ============         ============       ============
  Cost                                           $350,603                  $112,607           $2,114,306           $622,746
                                             ============              ============         ============       ============
  Market value                                   $418,322                  $115,017           $2,662,967           $743,637
 Due from Sponsor Company                              --                        --                   --                 --
 Receivable from fund shares sold                      47                         5               26,074                117
 Other assets                                          --                        --                   --                 --
                                             ------------              ------------         ------------       ------------
 Total assets                                     418,369                   115,022            2,689,041            743,754
                                             ------------              ------------         ------------       ------------
LIABILITIES:
 Due to Sponsor Company                                47                         5               26,074                117
 Payable for fund shares purchased                     --                        --                   --                 --
 Other liabilities                                     --                        --                   --                 --
                                             ------------              ------------         ------------       ------------
 Total liabilities                                     47                         5               26,074                117
                                             ------------              ------------         ------------       ------------
NET ASSETS:
 For contract liabilities                        $418,322                  $115,017           $2,662,967           $743,637
                                             ============              ============         ============       ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     41,592                    11,186              243,012             71,387
 Minimum unit fair value #*                     $8.659900                $10.219931           $10.395250          $9.964752
 Maximum unit fair value #*                    $10.427037                $10.328117           $18.772641         $16.843440
 Contract liability                              $418,322                  $115,017           $2,638,175           $743,637
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                         --                        --                2,313                 --
 Minimum unit fair value #*                          $ --                      $ --           $10.718639               $ --
 Maximum unit fair value #*                          $ --                      $ --           $10.718639               $ --
 Contract liability                                  $ --                      $ --              $24,792               $ --

                                           MORGAN STANLEY        MORGAN STANLEY --
                                              MULTI CAP               MID CAP            MORGAN STANLEY --
                                               GROWTH                  GROWTH             FLEXIBLE INCOME
                                              PORTFOLIO              PORTFOLIO               PORTFOLIO
                                          SUB-ACCOUNT (16)          SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                10,928                   4,490                  12,696
                                             ===========            ============            ============
  Cost                                          $149,435                $167,493                 $83,626
                                             ===========            ============            ============
  Market value                                  $162,285                $144,189                 $76,556
 Due from Sponsor Company                             --                      --                      --
 Receivable from fund shares sold                     17                      33                       7
 Other assets                                         --                       1                      --
                                             -----------            ------------            ------------
 Total assets                                    162,302                 144,223                  76,563
                                             -----------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                               17                      33                       7
 Payable for fund shares purchased                    --                      --                      --
 Other liabilities                                    --                      --                      --
                                             -----------            ------------            ------------
 Total liabilities                                    17                      33                       7
                                             -----------            ------------            ------------
NET ASSETS:
 For contract liabilities                       $162,285                $144,190                 $76,556
                                             ===========            ============            ============
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                    33,004                  13,573                   6,528
 Minimum unit fair value #*                    $4.710467              $10.267063              $11.700689
 Maximum unit fair value #*                    $5.157715              $11.070503              $11.755661
 Contract liability                             $162,285                $144,190                 $76,556
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                        --                      --                      --
 Minimum unit fair value #*                         $ --                    $ --                    $ --
 Maximum unit fair value #*                         $ --                    $ --                    $ --
 Contract liability                                 $ --                    $ --                    $ --

(16) Formerly Morgan Stanley -- Capital Opportunities Portfolio. Change effective April 29, 2011.

(32) Funded as of August 3, 2011. Formerly BlackRock Utilities and Telecommunications V.I. Fund. Change effective October 1, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     MTB MANAGED
                                     ALLOCATION                BLACKROCK
                                  FUND -- MODERATE              CAPITAL
                                      GROWTH II         APPRECIATION V.I. FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (15)
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         1,782                   14,236
                                     ===========              ===========
  Cost                                   $15,469                 $112,092
                                     ===========              ===========
  Market value                           $15,739                 $108,335
 Due from Sponsor Company                     --                       --
 Receivable from fund shares
  sold                                         1                        5
 Other assets                                 --                       --
                                     -----------              -----------
 Total assets                             15,740                  108,340
                                     -----------              -----------
LIABILITIES:
 Due to Sponsor Company                        1                        5
 Payable for fund shares
  purchased                                   --                       --
 Other liabilities                            --                       --
                                     -----------              -----------
 Total liabilities                             1                        5
                                     -----------              -----------
NET ASSETS:
 For contract liabilities                $15,739                 $108,335
                                     ===========              ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             1,667                   12,142
 Minimum unit fair value #*            $9.439947                $8.869117
 Maximum unit fair value #*            $9.439947                $8.963072
 Contract liability                      $15,739                 $108,335
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                       --
 Minimum unit fair value #*                 $ --                     $ --
 Maximum unit fair value #*                 $ --                     $ --
 Contract liability                         $ --                     $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(15) Funded as of August 3, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 COLUMBIA VARIABLE                         COLUMBIA VARIABLE   COLUMBIA VARIABLE
                                   PORTFOLIO --        COLUMBIA VARIABLE      PORTFOLIO --        PORTFOLIO --
                               MARSICO INTERNATIONAL     PORTFOLIO --       MARSICO FOCUSED     ASSET ALLOCATION
                                OPPORTUNITIES FUND     HIGH INCOME FUND      EQUITIES FUND            FUND
                                 SUB-ACCOUNT (17)      SUB-ACCOUNT (18)     SUB-ACCOUNT (19)    SUB-ACCOUNT (20)
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     688,223              1,104,493             513,510             364,061
                                    ==========            ===========          ==========          ==========
  Cost                              $8,235,521            $10,382,831          $6,926,617          $5,674,845
                                    ==========            ===========          ==========          ==========
  Market value                      $9,146,484            $10,989,709          $8,462,643          $4,299,558
 Due from Sponsor Company                4,423                     --                  --                  --
 Receivable from fund shares
  sold                                      --                  2,483               1,307               1,234
 Other assets                                1                      1                   5                  --
                                    ----------            -----------          ----------          ----------
 Total assets                        9,150,908             10,992,193           8,463,955           4,300,792
                                    ----------            -----------          ----------          ----------
LIABILITIES:
 Due to Sponsor Company                     --                  2,483               1,307               1,234
 Payable for fund shares
  purchased                              4,423                     --                  --                  --
 Other liabilities                          --                     --                  --                   1
                                    ----------            -----------          ----------          ----------
 Total liabilities                       4,423                  2,483               1,307               1,235
                                    ----------            -----------          ----------          ----------
NET ASSETS:
 For contract liabilities           $9,146,485            $10,989,710          $8,462,648          $4,299,557
                                    ==========            ===========          ==========          ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                  6,617,853              5,639,212           7,280,805           4,008,963
 Minimum unit fair value #*          $1.237857              $1.760682           $1.052101           $1.019491
 Maximum unit fair value #*         $13.325046             $16.491263          $14.092970          $13.372270
 Contract liability                 $9,146,485            $10,989,710          $8,455,153          $4,299,557
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                         --                     --               6,561                  --
 Minimum unit fair value #*               $ --                   $ --           $1.142364                $ --
 Maximum unit fair value #*               $ --                   $ --           $1.142364                $ --
 Contract liability                       $ --                   $ --              $7,495                $ --

                               COLUMBIA VARIABLE   COLUMBIA VARIABLE    COLUMBIA VARIABLE
                                  PORTFOLIO --        PORTFOLIO --        PORTFOLIO --
                                    MARSICO           MARSICO 21ST           MID CAP
                                  GROWTH FUND         CENTURY FUND         GROWTH FUND
                                SUB-ACCOUNT (21)    SUB-ACCOUNT (22)    SUB-ACCOUNT (23)
-----------------------------  -----------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    376,206             205,810            1,411,304
                                   ==========          ==========          ===========
  Cost                             $5,239,546          $1,555,446           $9,457,852
                                   ==========          ==========          ===========
  Market value                     $7,494,014          $2,187,763          $10,570,665
 Due from Sponsor Company                  --               1,576                   --
 Receivable from fund shares
  sold                                  2,936                  --                1,324
 Other assets                              --                  --                    1
                                   ----------          ----------          -----------
 Total assets                       7,496,950           2,189,339           10,571,990
                                   ----------          ----------          -----------
LIABILITIES:
 Due to Sponsor Company                 2,936                  --                1,324
 Payable for fund shares
  purchased                                --               1,576                   --
 Other liabilities                          2                  --                   --
                                   ----------          ----------          -----------
 Total liabilities                      2,938               1,576                1,324
                                   ----------          ----------          -----------
NET ASSETS:
 For contract liabilities          $7,494,012          $2,187,763          $10,570,666
                                   ==========          ==========          ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                 6,334,997           1,543,365           10,071,191
 Minimum unit fair value #*         $1.048308           $1.301992            $0.913892
 Maximum unit fair value #*        $14.094823          $12.649180           $16.948114
 Contract liability                $7,494,012          $2,187,763          $10,570,666
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        --                  --                   --
 Minimum unit fair value #*              $ --                $ --                 $ --
 Maximum unit fair value #*              $ --                $ --                 $ --
 Contract liability                      $ --                $ --                 $ --

(17) Formerly Columbia Marsico International Opportunities VS Fund. Change effective May 2, 2011.

(18) Formerly Columbia High Yield VS Fund. Change effective May 2, 2011.

(19) Formerly Columbia Marsico Focused Equities VS Fund. Change effective May 2, 2011.

(20) Formerly Columbia Asset Allocation Fund VS. Change effective May 2, 2011.

(21) Formerly Columbia Marsico Growth VS Fund. Change effective May 2, 2011.

(22) Formerly Columbia Marsico 21st Century VS Fund. Change effective May 2,
     2011.

(23) Formerly Columbia Marsico Midcap Growth VS Fund. Change effective May 2, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   COLUMBIA VARIABLE          OPPENHEIMER
                                     PORTFOLIO --               CAPITAL
                                  DIVERSIFIED EQUITY          APPRECIATION
                                      INCOME FUND               FUND/VA
                                  SUB-ACCOUNT (3)(24)         SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         816,454                  10,984
                                     =============            ============
  Cost                                 $11,739,566                $362,159
                                     =============            ============
  Market value                         $10,246,503                $432,758
 Due from Sponsor Company                       --                      --
 Receivable from fund shares
  sold                                         306                      34
 Other assets                                   --                      --
                                     -------------            ------------
 Total assets                           10,246,809                 432,792
                                     -------------            ------------
LIABILITIES:
 Due to Sponsor Company                        306                      34
 Payable for fund shares
  purchased                                     --                      --
 Other liabilities                               1                      --
                                     -------------            ------------
 Total liabilities                             307                      34
                                     -------------            ------------
NET ASSETS:
 For contract liabilities              $10,246,502                $432,758
                                     =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,191,510                  48,184
 Minimum unit fair value #*              $8.559404               $8.630210
 Maximum unit fair value #*              $8.622664              $14.821237
 Contract liability                    $10,246,502                $432,758
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                  --                      --
 Minimum unit fair value #*                   $ --                    $ --
 Maximum unit fair value #*                   $ --                    $ --
 Contract liability                           $ --                    $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(3)  Funded as of April 29, 2011.

(24) Effective April 29, 2011 Columbia Large Cap Value VS Fund merged with Columbia Variable Portfolio -- Diversified Equity Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    OPPENHEIMER
                                    OPPENHEIMER             OPPENHEIMER             MAIN STREET             OPPENHEIMER
                                 GLOBAL SECURITIES          MAIN STREET           SMALL- & MID-CAP             VALUE
                                      FUND/VA                FUND(R)/VA               FUND/VA                 FUND/VA
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (25)          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       244,935                  49,735                 352,491                 19,623
                                    ============            ============            ============            ===========
  Cost                                $5,610,685                $838,912              $4,342,497               $166,855
                                    ============            ============            ============            ===========
  Market value                        $6,664,683              $1,021,065              $5,999,391               $190,149
 Due from Sponsor Company                     --                      --                      --                     --
 Receivable from fund shares
  sold                                       621                     225                   3,500                     15
 Other assets                                 --                      --                       2                     --
                                    ------------            ------------            ------------            -----------
 Total assets                          6,665,304               1,021,290               6,002,893                190,164
                                    ------------            ------------            ------------            -----------
LIABILITIES:
 Due to Sponsor Company                      621                     225                   3,500                     15
 Payable for fund shares
  purchased                                   --                      --                      --                     --
 Other liabilities                             1                      --                      --                     --
                                    ------------            ------------            ------------            -----------
 Total liabilities                           622                     225                   3,500                     15
                                    ------------            ------------            ------------            -----------
NET ASSETS:
 For contract liabilities             $6,664,682              $1,021,065              $5,999,393               $190,149
                                    ============            ============            ============            ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                      724,077                 106,383                 562,694                 21,369
 Minimum unit fair value #*            $8.881416               $9.290259              $10.234842              $8.573920
 Maximum unit fair value #*           $14.659082              $14.306888              $16.572535              $8.977327
 Contract liability                   $6,664,682              $1,021,065              $5,999,393               $190,149
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                           --                      --                      --                     --
 Minimum unit fair value #*                 $ --                    $ --                    $ --                   $ --
 Maximum unit fair value #*                 $ --                    $ --                    $ --                   $ --
 Contract liability                         $ --                    $ --                    $ --                   $ --


                                 PUTNAM VT          PUTNAM VT           PUTNAM VT
                                DIVERSIFIED        GLOBAL ASSET       INTERNATIONAL
                                INCOME FUND      ALLOCATION FUND       VALUE FUND
                                SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 2,957,055             49,463             28,971
                               =============       ============       ============
  Cost                           $20,210,835           $653,958           $259,062
                               =============       ============       ============
  Market value                   $20,344,539           $702,368           $227,998
 Due from Sponsor Company              2,111                 --                 --
 Receivable from fund shares
  sold                                    --                 68                 20
 Other assets                             --                 --                 --
                               -------------       ------------       ------------
 Total assets                     20,346,650            702,436            228,018
                               -------------       ------------       ------------
LIABILITIES:
 Due to Sponsor Company                   --                 68                 20
 Payable for fund shares
  purchased                            2,111                 --                 --
 Other liabilities                         2                 --                 --
                               -------------       ------------       ------------
 Total liabilities                     2,113                 68                 20
                               -------------       ------------       ------------
NET ASSETS:
 For contract liabilities        $20,344,537           $702,368           $227,998
                               =============       ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                1,704,081             64,051             34,887
 Minimum unit fair value #*       $11.095702          $9.843114          $6.385634
 Maximum unit fair value #*       $16.512148         $15.057518         $11.688567
 Contract liability              $20,344,537           $702,368           $227,998
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                       --                 --                 --
 Minimum unit fair value #*             $ --               $ --               $ --
 Maximum unit fair value #*             $ --               $ --               $ --
 Contract liability                     $ --               $ --               $ --

(25) Formerly Oppenheimer Main Street Small Cap Fund(R)/VA. Change effective April 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                    INTERNATIONAL            PUTNAM VT
                                     EQUITY FUND           INVESTORS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (26)
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        31,093                  39,096
                                     ===========            ============
  Cost                                  $298,631                $386,265
                                     ===========            ============
  Market value                          $295,074                $391,347
 Due from Sponsor Company                     --                      --
 Receivable from fund shares
  sold                                        29                      14
 Other assets                                 --                      --
                                     -----------            ------------
 Total assets                            295,103                 391,361
                                     -----------            ------------
LIABILITIES:
 Due to Sponsor Company                       29                      14
 Payable for fund shares
  purchased                                   --                      --
 Other liabilities                            --                      --
                                     -----------            ------------
 Total liabilities                            29                      14
                                     -----------            ------------
NET ASSETS:
 For contract liabilities               $295,074                $391,347
                                     ===========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            45,155                  28,450
 Minimum unit fair value #*            $6.360315              $13.755669
 Maximum unit fair value #*            $6.673092              $13.755669
 Contract liability                     $295,074                $391,347
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                      --
 Minimum unit fair value #*                 $ --                    $ --
 Maximum unit fair value #*                 $ --                    $ --
 Contract liability                         $ --                    $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

(26) Funded as of December 12, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                            JPMORGAN                 JPMORGAN
                                PUTNAM VT                                INSURANCE TRUST         INSURANCE TRUST
                                SMALL CAP          PUTNAM VT                CORE BOND              U.S. EQUITY
                                VALUE FUND        VOYAGER FUND           PORTFOLIO -- 1           PORTFOLIO -- 1
                               SUB-ACCOUNT        SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  170,101             21,742                7,509,343                 554,342
                               ============       ============            =============            ============
  Cost                           $2,151,824           $700,884              $81,791,851              $8,378,586
                               ============       ============            =============            ============
  Market value                   $2,223,226           $690,522              $87,932,364              $8,437,083
 Due from Sponsor Company                --                 --                       --                      --
 Receivable from fund shares
  sold                                  339                 25                   56,924                  23,126
 Other assets                            --                  1                        4                      --
                               ------------       ------------            -------------            ------------
 Total assets                     2,223,565            690,548               87,989,292               8,460,209
                               ------------       ------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                 339                 25                   56,924                  23,126
 Payable for fund shares
  purchased                              --                 --                       --                      --
 Other liabilities                       --                 --                       --                      --
                               ------------       ------------            -------------            ------------
 Total liabilities                      339                 25                   56,924                  23,126
                               ------------       ------------            -------------            ------------
NET ASSETS:
 For contract liabilities        $2,223,226           $690,523              $87,932,368              $8,437,083
                               ============       ============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                 150,277             55,647                6,560,815                 679,912
 Minimum unit fair value #*       $9.693959          $9.580455               $11.705739              $11.594514
 Maximum unit fair value #*      $15.775002         $12.590426               $20.059677              $19.261090
 Contract liability              $2,223,226           $690,523              $87,932,368              $8,437,083
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                      --                 --                       --                      --
 Minimum unit fair value #*            $ --               $ --                     $ --                    $ --
 Maximum unit fair value #*            $ --               $ --                     $ --                    $ --
 Contract liability                    $ --               $ --                     $ --                    $ --

                                      JPMORGAN                 JPMORGAN                 JPMORGAN
                                   INSURANCE TRUST          INSURANCE TRUST         INSURANCE TRUST
                                  INTREPID MID CAP           EQUITY INDEX           INTREPID GROWTH
                                   PORTFOLIO -- 1           PORTFOLIO -- 1           PORTFOLIO -- 1
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        592,381                3,234,215                 238,386
                                    =============            =============            ============
  Cost                                $10,820,296              $35,493,590              $3,617,098
                                    =============            =============            ============
  Market value                         $9,039,740              $35,349,973              $3,633,008
 Due from Sponsor Company                      --                       --                      --
 Receivable from fund shares
  sold                                      6,787                   24,546                   3,696
 Other assets                                  --                        2                       1
                                    -------------            -------------            ------------
 Total assets                           9,046,527               35,374,521               3,636,705
                                    -------------            -------------            ------------
LIABILITIES:
 Due to Sponsor Company                     6,787                   24,546                   3,696
 Payable for fund shares
  purchased                                    --                       --                      --
 Other liabilities                             --                       --                      --
                                    -------------            -------------            ------------
 Total liabilities                          6,787                   24,546                   3,696
                                    -------------            -------------            ------------
NET ASSETS:
 For contract liabilities              $9,039,740              $35,349,975              $3,633,009
                                    =============            =============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                       666,974                3,129,081                 315,544
 Minimum unit fair value #*             $9.976249               $10.760750              $10.733989
 Maximum unit fair value #*            $29.977231               $14.071227              $16.719732
 Contract liability                    $9,039,740              $35,349,975              $3,633,009
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                            --                       --                      --
 Minimum unit fair value #*                  $ --                     $ --                    $ --
 Maximum unit fair value #*                  $ --                     $ --                    $ --
 Contract liability                          $ --                     $ --                    $ --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       JPMORGAN                 JPMORGAN
                                    INSURANCE TRUST          INSURANCE TRUST
                                    MID CAP GROWTH            MID CAP VALUE
                                    PORTFOLIO -- 1           PORTFOLIO -- 1
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         628,916                1,053,449
                                     =============            =============
  Cost                                 $11,560,411              $13,638,046
                                     =============            =============
  Market value                          $9,980,892               $7,226,663
 Due from Sponsor Company                       --                       --
 Receivable from fund shares
  sold                                      16,047                    1,830
 Other assets                                   --                        1
                                     -------------            -------------
 Total assets                            9,996,939                7,228,494
                                     -------------            -------------
LIABILITIES:
 Due to Sponsor Company                     16,047                    1,830
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                              --                       --
                                     -------------            -------------
 Total liabilities                          16,047                    1,830
                                     -------------            -------------
NET ASSETS:
 For contract liabilities               $9,980,892               $7,226,664
                                     =============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             764,849                  534,703
 Minimum unit fair value #*             $10.079160               $10.755075
 Maximum unit fair value #*             $16.397627               $21.533156
 Contract liability                     $9,980,892               $7,226,664
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                  --                       --
 Minimum unit fair value #*                   $ --                     $ --
 Maximum unit fair value #*                   $ --                     $ --
 Contract liability                           $ --                     $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   PUTNAM VT             PIMCO               PIMCO          JENNISON 20/20
                                     EQUITY            ALL ASSET        EQS PATHFINDER          FOCUS
                                  INCOME FUND          PORTFOLIO           PORTFOLIO          PORTFOLIO
                                SUB-ACCOUNT (27)    SUB-ACCOUNT (28)   SUB-ACCOUNT (15)      SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     31,673              10,838              9,790              10,273
                                   ==========          ==========          =========          ==========
  Cost                               $417,336            $118,747            $96,224            $121,821
                                   ==========          ==========          =========          ==========
  Market value                       $426,630            $113,692            $96,134            $150,201
 Due from Sponsor Company                  --                  --                 --                  --
 Receivable from fund shares
  sold                                     15                   4                  4                  13
 Other assets                              --                  --                 --                  --
                                   ----------          ----------          ---------          ----------
 Total assets                         426,645             113,696             96,138             150,214
                                   ----------          ----------          ---------          ----------
LIABILITIES:
 Due to Sponsor Company                    15                   4                  4                  13
 Payable for fund shares
  purchased                                --                  --                 --                  --
 Other liabilities                         --                  --                 --                  --
                                   ----------          ----------          ---------          ----------
 Total liabilities                         15                   4                  4                  13
                                   ----------          ----------          ---------          ----------
NET ASSETS:
 For contract liabilities            $426,630            $113,692            $96,134            $150,201
                                   ==========          ==========          =========          ==========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                    31,532              11,281             10,173              55,847
 Minimum unit fair value #*        $13.527879          $10.077613          $9.393438           $1.337415
 Maximum unit fair value #*        $13.578750          $10.091449          $9.492820          $14.171464
 Contract liability                  $426,630            $113,692            $96,134            $150,201
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                        --                  --                 --                  --
 Minimum unit fair value #*              $ --                $ --               $ --                $ --
 Maximum unit fair value #*              $ --                $ --               $ --                $ --
 Contract liability                      $ --                $ --               $ --                $ --

                                                                        PRUDENTIAL
                                                                          SERIES
                                                     PRUDENTIAL        INTERNATIONAL
                                   JENNISON             VALUE             GROWTH
                                   PORTFOLIO          PORTFOLIO          PORTFOLIO
                                  SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     8,571              4,752                851
                                   =========          =========          =========
  Cost                              $220,530            $87,135             $6,343
                                   =========          =========          =========
  Market value                      $196,196            $76,221             $3,658
 Due from Sponsor Company                 --                 --                 --
 Receivable from fund shares
  sold                                    18                  7                 --
 Other assets                             --                 --                 --
                                   ---------          ---------          ---------
 Total assets                        196,214             76,228              3,658
                                   ---------          ---------          ---------
LIABILITIES:
 Due to Sponsor Company                   18                  7                 --
 Payable for fund shares
  purchased                               --                 --                 --
 Other liabilities                        --                 --                 --
                                   ---------          ---------          ---------
 Total liabilities                        18                  7                 --
                                   ---------          ---------          ---------
NET ASSETS:
 For contract liabilities           $196,196            $76,221             $3,658
                                   =========          =========          =========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                   96,739             67,140              4,451
 Minimum unit fair value #*        $0.880678          $1.083787          $0.821906
 Maximum unit fair value #*        $6.802469          $1.162753          $0.821906
 Contract liability                 $160,622            $76,221             $3,658
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants
  #                                    5,230                 --                 --
 Minimum unit fair value #*        $6.802469               $ --               $ --
 Maximum unit fair value #*        $6.802469               $ --               $ --
 Contract liability                  $35,574               $ --               $ --

(15) Funded as of August 3, 2011.

(27) Funded as of June 21, 2011.

(28) Funded as of August 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                              LEGG MASON            LEGG MASON
                                              CLEARBRIDGE      CLEARBRIDGE VARIABLE
                                            VARIABLE EQUITY         FUNDAMENTAL
                                            INCOME BUILDER         ALL CAP VALUE
                                               PORTFOLIO             PORTFOLIO
                                              SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                 5,701                39,192
                                               =========             =========
  Cost                                           $83,873              $938,943
                                               =========             =========
  Market value                                   $59,576              $712,907
 Due from Sponsor Company                             15                    --
 Receivable from fund shares sold                     --                    51
 Other assets                                         --                    --
                                               ---------             ---------
 Total assets                                     59,591               712,958
                                               ---------             ---------
LIABILITIES:
 Due to Sponsor Company                               --                    51
 Payable for fund shares purchased                    18                    --
 Other liabilities                                    --                    --
                                               ---------             ---------
 Total liabilities                                    18                    51
                                               ---------             ---------
NET ASSETS:
 For contract liabilities                        $59,573              $712,907
                                               =========             =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                     6,501                85,182
 Minimum unit fair value #*                    $9.164549             $8.292692
 Maximum unit fair value #*                    $9.164549             $8.371736
 Contract liability                              $59,573              $712,907
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                        --                    --
 Minimum unit fair value #*                         $ --                  $ --
 Maximum unit fair value #*                         $ --                  $ --
 Contract liability                                 $ --                  $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           LEGG MASON
                                          WESTERN ASSET         LEGG MASON             INVESCO
                                         VARIABLE GLOBAL   CLEARBRIDGE VARIABLE    VAN KAMPEN V.I.          INVESCO
                                         HIGH YIELD BOND     LARGE CAP VALUE         GROWTH AND         VAN KAMPEN V.I.
                                            PORTFOLIO           PORTFOLIO            INCOME FUND         COMSTOCK FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              7,799              22,230                 84,831               32,516
                                            =========           =========            ===========          ===========
  Cost                                        $69,019            $283,554             $1,359,566             $463,966
                                            =========           =========            ===========          ===========
  Market value                                $57,558            $300,988             $1,504,906             $366,784
 Due from Sponsor Company                          --                  --                     --                   --
 Receivable from fund shares sold                   5                   5                    116                   39
 Other assets                                      --                  --                     --                   --
                                            ---------           ---------            -----------          -----------
 Total assets                                  57,563             300,993              1,505,022              366,823
                                            ---------           ---------            -----------          -----------
LIABILITIES:
 Due to Sponsor Company                             5                  10                    116                   39
 Payable for fund shares purchased                 --                  --                     --                   --
 Other liabilities                                 --                  --                     --                   --
                                            ---------           ---------            -----------          -----------
 Total liabilities                                  5                  10                    116                   39
                                            ---------           ---------            -----------          -----------
NET ASSETS:
 For contract liabilities                     $57,558            $300,983             $1,504,906             $366,784
                                            =========           =========            ===========          ===========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                 30,330             232,913                148,159               26,511
 Minimum unit fair value #*                 $1.835280           $1.269877              $9.242273           $13.295328
 Maximum unit fair value #*                 $1.909972           $1.293026             $15.059806           $14.475731
 Contract liability                           $57,558            $300,983             $1,504,906             $366,784
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                     --                  --                     --                   --
 Minimum unit fair value #*                      $ --                $ --                   $ --                 $ --
 Maximum unit fair value #*                      $ --                $ --                   $ --                 $ --
 Contract liability                              $ --                $ --                   $ --                 $ --


                                              INVESCO           WELLS FARGO        WELLS FARGO
                                          VAN KAMPEN V.I.      ADVANTAGE VT       ADVANTAGE VT
                                              CAPITAL           INDEX ASSET       TOTAL RETURN
                                            GROWTH FUND       ALLOCATION FUND       BOND FUND
                                        SUB-ACCOUNT (3)(29)     SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                              348,103              1,045              1,025
                                            ===========          =========          =========
  Cost                                      $12,806,228            $12,617            $10,246
                                            ===========          =========          =========
  Market value                              $11,104,507            $12,638            $10,802
 Due from Sponsor Company                            --                 --                 --
 Receivable from fund shares sold               153,701                  1                  1
 Other assets                                         2                 --                 --
                                            -----------          ---------          ---------
 Total assets                                11,258,210             12,639             10,803
                                            -----------          ---------          ---------
LIABILITIES:
 Due to Sponsor Company                         153,701                  1                  1
 Payable for fund shares purchased                   --                 --                 --
 Other liabilities                                   --                 --                 --
                                            -----------          ---------          ---------
 Total liabilities                              153,701                  1                  1
                                            -----------          ---------          ---------
NET ASSETS:
 For contract liabilities                   $11,104,509            $12,638            $10,802
                                            ===========          =========          =========
DEFERRED CONTRACTS IN THE ACCUMULATION
 PERIOD:
 Units owned by participants #                1,208,358             10,126              6,897
 Minimum unit fair value #*                   $9.121149          $1.248140          $1.566088
 Maximum unit fair value #*                   $9.222875          $1.248140          $1.566088
 Contract liability                         $11,096,839            $12,638            $10,802
DEFERRED CONTRACTS IN THE ANNUITY
 PERIOD:
 Units owned by participants #                      834                 --                 --
 Minimum unit fair value #*                   $9.200985               $ --               $ --
 Maximum unit fair value #*                   $9.200985               $ --               $ --
 Contract liability                              $7,670               $ --               $ --

(3)  Funded as of April 29, 2011.

(29) Effective April 29, 2011 Invesco V.I. Large Cap Growth Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT
                                      INTRINSIC            INTERNATIONAL
                                     VALUE FUND             EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         2,082                 322,100
                                     ===========            ============
  Cost                                   $28,899              $1,629,406
                                     ===========            ============
  Market value                           $25,865              $1,536,435
 Due from Sponsor Company                     --                     225
 Receivable from fund shares
  sold                                         2                      --
 Other assets                                 --                      --
                                     -----------            ------------
 Total assets                             25,867               1,536,660
                                     -----------            ------------
LIABILITIES:
 Due to Sponsor Company                        2                      --
 Payable for fund shares
  purchased                                   --                     225
 Other liabilities                            --                      --
                                     -----------            ------------
 Total liabilities                             2                     225
                                     -----------            ------------
NET ASSETS:
 For contract liabilities                $25,865              $1,536,435
                                     ===========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            23,840               1,533,104
 Minimum unit fair value #*            $1.062802               $0.828268
 Maximum unit fair value #*            $1.116024              $11.962423
 Contract liability                      $25,865              $1,536,435
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #                --                      --
 Minimum unit fair value #*                 $ --                    $ --
 Maximum unit fair value #*                 $ --                    $ --
 Contract liability                         $ --                    $ --

#  Rounded unit values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in the minimum and maximum unit fair value row.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO                                  WELLS FARGO
                                    ADVANTAGE VT          WELLS FARGO           ADVANTAGE VT           WELLS FARGO
                                     SMALL CAP            ADVANTAGE VT            SMALL CAP            ADVANTAGE VT
                                    GROWTH FUND          DISCOVERY FUND          VALUE FUND          OPPORTUNITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT (30)(31)
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       218,709                   187              1,628,792               526,343
                                    ============          ============          =============          ============
  Cost                                $1,415,601                $3,253            $12,054,355            $8,693,967
                                    ============          ============          =============          ============
  Market value                        $1,686,200                $3,999            $13,567,830            $9,158,330
 Due from Sponsor Company                     --                    --                     --                    --
 Receivable from fund shares
  sold                                       164                    --                  5,017                   803
 Other assets                                 --                    --                     --                    --
                                    ------------          ------------          -------------          ------------
 Total assets                          1,686,364                 3,999             13,572,847             9,159,133
                                    ------------          ------------          -------------          ------------
LIABILITIES:
 Due to Sponsor Company                      164                    --                  5,017                   803
 Payable for fund shares
  purchased                                   --                    --                     --                    --
 Other liabilities                            --                    --                      1                     1
                                    ------------          ------------          -------------          ------------
 Total liabilities                           164                    --                  5,018                   804
                                    ------------          ------------          -------------          ------------
NET ASSETS:
 For contract liabilities             $1,686,200                $3,999            $13,567,829            $9,158,329
                                    ============          ============          =============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           146,872                   259              1,219,516               874,327
 Minimum unit fair value #*            $1.541546            $15.468782             $10.179245            $10.393341
 Maximum unit fair value #*           $12.085448            $15.468782             $11.332506            $10.513961
 Contract liability                   $1,684,501                $3,999            $13,566,416            $9,158,329
DEFERRED CONTRACTS IN THE
 ANNUITY PERIOD:
 Units owned by participants #               141                    --                    126                    --
 Minimum unit fair value #*           $12.067889                  $ --             $11.193317                  $ --
 Maximum unit fair value #*           $12.067889                  $ --             $11.193317                  $ --
 Contract liability                       $1,699                  $ --                 $1,413                  $ --

(30) Funded as of January 21, 2011.

(31) Effective August 26, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                             ALLIANCEBERNSTEIN VPS
                                   AMERICAN CENTURY VP          BALANCED WEALTH
                                       VALUE FUND             STRATEGY PORTFOLIO
                                     SUB-ACCOUNT (1)              SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $1,365                    $108,377
                                        ---------                 -----------
EXPENSES:
 Administrative charges                        --                          --
 Mortality and expense risk
  charges                                    (350)                    (76,767)
                                        ---------                 -----------
  Total expenses                             (350)                    (76,767)
                                        ---------                 -----------
  Net investment income (loss)              1,015                      31,610
                                        ---------                 -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                       589                       8,022
 Net realized gain on
  distributions                                --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              15,487                    (296,235)
                                        ---------                 -----------
  Net gain (loss) on
   investments                             16,076                    (288,213)
                                        ---------                 -----------
  Net increase (decrease) in
   net assets resulting from
   operations                             $17,091                   $(256,603)
                                        =========                 ===========

(1)  Funded as of June 28, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS                          ALLIANCEBERNSTEIN VPS
                                    INTERNATIONAL           SMALL/MID-CAP      ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                   VALUE PORTFOLIO         VALUE PORTFOLIO        VALUE PORTFOLIO        GROWTH PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $320,452                 $4,066                $2,510                  $34,853
                                    -------------            -----------             ---------              -----------
EXPENSES:
 Administrative charges                        --                     --                    --                       --
 Mortality and expense risk
  charges                                (126,623)               (26,490)               (3,254)                 (22,151)
                                    -------------            -----------             ---------              -----------
  Total expenses                         (126,623)               (26,490)               (3,254)                 (22,151)
                                    -------------            -----------             ---------              -----------
  Net investment income
   (loss)                                 193,829                (22,424)                 (744)                  12,702
                                    -------------            -----------             ---------              -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    11,349                 31,331                  (167)                   8,124
 Net realized gain on
  distributions                                --                     --                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,925,960)              (184,393)              (11,488)                (261,363)
                                    -------------            -----------             ---------              -----------
  Net gain (loss) on
   investments                         (1,914,611)              (153,062)              (11,655)                (253,239)
                                    -------------            -----------             ---------              -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,720,782)             $(175,486)             $(12,399)               $(240,537)
                                    =============            ===========             =========              ===========

                               INVESCO V.I.             INVESCO V.I.        INVESCO V.I.
                                BASIC VALUE                CAPITAL              CORE
                                   FUND               APPRECIATION FUND      EQUITY FUND
                                SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $281,426                  $25,716            $669,019
                               -------------            -------------       -------------
EXPENSES:
 Administrative charges              (49,048)                 (25,328)           (121,340)
 Mortality and expense risk
  charges                           (572,369)                (340,576)         (1,238,812)
                               -------------            -------------       -------------
  Total expenses                    (621,417)                (365,904)         (1,360,152)
                               -------------            -------------       -------------
  Net investment income
   (loss)                           (339,991)                (340,188)           (691,133)
                               -------------            -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           (1,761,838)                  16,052           1,861,999
 Net realized gain on
  distributions                           --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        578,939               (1,417,082)         (2,050,781)
                               -------------            -------------       -------------
  Net gain (loss) on
   investments                    (1,182,899)              (1,401,030)           (188,782)
                               -------------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(1,522,890)             $(1,741,218)          $(879,915)
                               =============            =============       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                               INVESCO V.I.            INVESCO V.I.
                                                GOVERNMENT                 HIGH
                                              SECURITIES FUND           YIELD FUND
                                                SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $10,492,683              $103,433
                                               -------------            ----------
EXPENSES:
 Administrative charges                             (417,339)               (2,501)
 Mortality and expense risk charges               (4,734,209)              (25,999)
                                               -------------            ----------
  Total expenses                                  (5,151,548)              (28,500)
                                               -------------            ----------
  Net investment income (loss)                     5,341,135                74,933
                                               -------------            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      (220,866)               (9,775)
 Net realized gain on distributions                       --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        11,610,910               (69,894)
                                               -------------            ----------
  Net gain (loss) on investments                  11,390,044               (79,669)
                                               -------------            ----------
  Net increase (decrease) in net assets
   resulting from operations                     $16,731,179               $(4,736)
                                               =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             INVESCO V.I.             INVESCO V.I.        INVESCO V.I.            INVESCO V.I.
                                             INTERNATIONAL            MID CAP CORE          SMALL CAP                CAPITAL
                                              GROWTH FUND              EQUITY FUND         EQUITY FUND          DEVELOPMENT FUND
                                            SUB-ACCOUNT (2)            SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $1,078,534                 $207,535                $ --                   $ --
                                             -------------            -------------       -------------            -----------
EXPENSES:
 Administrative charges                            (88,436)                (108,178)                (29)                    --
 Mortality and expense risk charges             (1,121,623)              (1,282,140)           (828,800)               (88,367)
                                             -------------            -------------       -------------            -----------
  Total expenses                                (1,210,059)              (1,390,318)           (828,829)               (88,367)
                                             -------------            -------------       -------------            -----------
  Net investment income (loss)                    (131,525)              (1,182,783)           (828,829)               (88,367)
                                             -------------            -------------       -------------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (998,585)               1,102,423             846,582               (153,181)
 Net realized gain on distributions                     --                       --                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (4,563,081)              (5,344,293)         (1,049,193)              (433,902)
                                             -------------            -------------       -------------            -----------
  Net gain (loss) on investments                (5,561,666)              (4,241,870)           (202,611)              (587,083)
                                             -------------            -------------       -------------            -----------
  Net increase (decrease) in net
   assets resulting from operations            $(5,693,191)             $(5,424,653)        $(1,031,440)             $(675,450)
                                             =============            =============       =============            ===========

                                             INVESCO V.I.
                                            BALANCED RISK            INVESCO V.I.         AMERICAN CENTURY VP
                                              ALLOCATION               DIVIDEND                 MID CAP
                                                 FUND                GROWTH FUND              VALUE FUND
                                          SUB-ACCOUNT (3)(4)      SUB-ACCOUNT (3)(5)        SUB-ACCOUNT (6)
--------------------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $51,141                  $112                     $83
                                              ----------                ------                   -----
EXPENSES:
 Administrative charges                               --                    (4)                     --
 Mortality and expense risk charges              (32,633)                  (95)                    (18)
                                              ----------                ------                   -----
  Total expenses                                 (32,633)                  (99)                    (18)
                                              ----------                ------                   -----
  Net investment income (loss)                    18,508                    13                      65
                                              ----------                ------                   -----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (84,718)                 (708)                     (5)
 Net realized gain on distributions              187,141                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        (7,916)                  596                     586
                                              ----------                ------                   -----
  Net gain (loss) on investments                  94,507                  (112)                    581
                                              ----------                ------                   -----
  Net increase (decrease) in net
   assets resulting from operations             $113,015                  $(99)                   $646
                                              ==========                ======                   =====

(2) Effective April 29, 2011 Invesco Van Kampen V.I. International Growth Equity Fund merged with Invesco V.I. International Growth Fund.

(3)  Funded as of April 29, 2011.

(4) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

(5) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

(6)  Funded as of July 22, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                          AMERICAN FUNDS
                                   AMERICAN FUNDS             GLOBAL
                                       GLOBAL               GROWTH AND
                                      BOND FUND             INCOME FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $2,398,760             $2,574,879
                                     -----------            -----------
EXPENSES:
 Administrative charges                       --                     --
 Mortality and expense risk
  charges                             (1,568,903)            (1,754,115)
                                     -----------            -----------
  Total expenses                      (1,568,903)            (1,754,115)
                                     -----------            -----------
  Net investment income (loss)           829,857                820,764
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  464,358             (3,103,267)
 Net realized gain on
  distributions                          464,806                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            435,991             (4,397,884)
                                     -----------            -----------
  Net gain (loss) on
   investments                         1,365,155             (7,501,151)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,195,012            $(6,680,387)
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      AMERICAN FUNDS
                                 AMERICAN FUNDS          BLUE CHIP                              AMERICAN FUNDS
                                      ASSET             INCOME AND         AMERICAN FUNDS           GLOBAL
                                 ALLOCATION FUND        GROWTH FUND           BOND FUND           GROWTH FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $5,123,911           $2,065,803           $8,251,292           $1,138,516
                                   -----------          -----------          -----------          -----------
EXPENSES:
 Administrative charges               (488,275)            (183,543)            (486,205)            (154,584)
 Mortality and expense risk
  charges                           (4,711,913)          (2,099,830)          (4,618,177)          (1,472,309)
                                   -----------          -----------          -----------          -----------
  Total expenses                    (5,200,188)          (2,283,373)          (5,104,382)          (1,626,893)
                                   -----------          -----------          -----------          -----------
  Net investment income
   (loss)                              (76,277)            (217,570)           3,146,910             (488,377)
                                   -----------          -----------          -----------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              3,955,062             (637,077)          (1,209,467)           1,867,745
 Net realized gain on
  distributions                             --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (4,878,924)          (2,385,353)          10,061,982          (10,730,586)
                                   -----------          -----------          -----------          -----------
  Net gain (loss) on
   investments                        (923,862)          (3,022,430)           8,852,515           (8,862,841)
                                   -----------          -----------          -----------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                      $(1,000,139)         $(3,240,000)         $11,999,425          $(9,351,218)
                                   ===========          ===========          ===========          ===========


                                  AMERICAN FUNDS        AMERICAN FUNDS        AMERICAN FUNDS
                                   GROWTH FUND        GROWTH-INCOME FUND    INTERNATIONAL FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $4,508,050            $9,856,170            $3,438,723
                                   ------------          ------------          ------------
EXPENSES:
 Administrative charges              (1,299,381)           (1,135,797)             (345,236)
 Mortality and expense risk
  charges                           (12,416,188)          (10,807,793)           (3,302,706)
                                   ------------          ------------          ------------
  Total expenses                    (13,715,569)          (11,943,590)           (3,647,942)
                                   ------------          ------------          ------------
  Net investment income
   (loss)                            (9,207,519)           (2,087,420)             (209,219)
                                   ------------          ------------          ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (999,646)           (7,332,087)           (1,879,646)
 Net realized gain on
  distributions                              --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (30,497,439)          (13,047,311)          (29,374,026)
                                   ------------          ------------          ------------
  Net gain (loss) on
   investments                      (31,497,085)          (20,379,398)          (31,253,672)
                                   ------------          ------------          ------------
  Net increase (decrease) in
   net assets resulting from
   operations                      $(40,704,604)         $(22,466,818)         $(31,462,891)
                                   ============          ============          ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                     AMERICAN FUNDS             GLOBAL SMALL
                                     NEW WORLD FUND         CAPITALIZATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,543,617                $1,082,502
                                     --------------            --------------
EXPENSES:
 Administrative charges                    (165,768)                 (135,948)
 Mortality and expense risk
  charges                                (1,602,080)               (1,320,272)
                                     --------------            --------------
  Total expenses                         (1,767,848)               (1,456,220)
                                     --------------            --------------
  Net investment income (loss)             (224,231)                 (373,718)
                                     --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     973,623                  (705,306)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (16,353,594)              (15,960,813)
                                     --------------            --------------
  Net gain (loss) on
   investments                          (15,379,971)              (16,666,119)
                                     --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(15,604,202)             $(17,039,837)
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       STERLING               STERLING             STERLING              STERLING
                                  CAPITAL STRATEGIC        CAPITAL SELECT       CAPITAL SPECIAL        CAPITAL TOTAL
                                ALLOCATION EQUITY VIF        EQUITY VIF        OPPORTUNITIES VIF      RETURN BOND VIF
                                   SUB-ACCOUNT (7)        SUB-ACCOUNT (8)       SUB-ACCOUNT (9)      SUB-ACCOUNT (10)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $31                    $26                    $ --              $36,951
                                        ------                 ------             -----------            ---------
EXPENSES:
 Administrative charges                     --                     --                      --                   --
 Mortality and expense risk
  charges                                  (73)                   (34)                (35,275)             (16,659)
                                        ------                 ------             -----------            ---------
  Total expenses                           (73)                   (34)                (35,275)             (16,659)
                                        ------                 ------             -----------            ---------
  Net investment income
   (loss)                                  (42)                    (8)                (35,275)              20,292
                                        ------                 ------             -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     80                     51                  25,041                 (217)
 Net realized gain on
  distributions                             --                     --                  81,911               35,711
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (351)                  (153)               (185,422)             (11,864)
                                        ------                 ------             -----------            ---------
  Net gain (loss) on
   investments                            (271)                  (102)                (78,470)              23,630
                                        ------                 ------             -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $(313)                 $(110)              $(113,745)             $43,922
                                        ======                 ======             ===========            =========

                                 COLUMBIA VARIABLE        WELLS FARGO
                                   PORTFOLIO --          ADVANTAGE VT         FIDELITY VIP
                                   SMALL COMPANY             OMEGA               GROWTH
                                    GROWTH FUND           GROWTH FUND           PORTFOLIO
                                 SUB-ACCOUNT (11)         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                 $ --               $1,340
                                    -----------            ---------            ---------
EXPENSES:
 Administrative charges                      --               (1,159)                  --
 Mortality and expense risk
  charges                              (157,869)              (9,704)             (16,044)
                                    -----------            ---------            ---------
  Total expenses                       (157,869)             (10,863)             (16,044)
                                    -----------            ---------            ---------
  Net investment income
   (loss)                              (157,869)             (10,863)             (14,704)
                                    -----------            ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (155,359)              (2,587)               7,747
 Net realized gain on
  distributions                              --                5,631                3,044
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (166,610)             (53,252)             (36,532)
                                    -----------            ---------            ---------
  Net gain (loss) on
   investments                         (321,969)             (50,208)             (25,741)
                                    -----------            ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(479,838)            $(61,071)            $(40,445)
                                    ===========            =========            =========

(7)  Formerly BB&T Capital Manager Equity VIF. Change effective February 1,
     2011.

(8)  Formerly BB&T Select Equity VIF. Change effective February 1, 2011.

(9) Formerly BB&T Special Opportunities Equity VIF. Change effective February 1, 2011.

(10) Formerly BB&T Total Return Bond VIF. Change effective February 1, 2011.

(11) Formerly Columbia Small Company Growth VS Fund. Change effective May 2,
     2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                FIDELITY VIP        FIDELITY VIP
                                CONTRAFUND(R)         MID CAP
                                  PORTFOLIO          PORTFOLIO
                                 SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $178,050             $3,819
                                 -----------        -----------
EXPENSES:
 Administrative charges                   --                 --
 Mortality and expense risk
  charges                           (385,334)          (283,482)
                                 -----------        -----------
  Total expenses                    (385,334)          (283,482)
                                 -----------        -----------
  Net investment income (loss)      (207,284)          (279,663)
                                 -----------        -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              124,029            253,646
 Net realized gain on
  distributions                           --             30,004
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (967,339)        (2,163,136)
                                 -----------        -----------
  Net gain (loss) on
   investments                      (843,310)        (1,879,486)
                                 -----------        -----------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(1,050,594)       $(2,159,149)
                                 ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       FIDELITY VIP                               FRANKLIN
                                  FIDELITY VIP       DYNAMIC CAPITAL       FIDELITY VIP            RISING
                                VALUE STRATEGIES       APPRECIATION      STRATEGIC INCOME         DIVIDENDS
                                    PORTFOLIO           PORTFOLIO           PORTFOLIO          SECURITIES FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $11,412                $ --             $1,050              $4,506,360
                                    ---------            --------             ------             -----------
EXPENSES:
 Administrative charges                    --                  --                 --                (439,728)
 Mortality and expense risk
  charges                             (21,300)             (3,636)               (76)             (4,689,553)
                                    ---------            --------             ------             -----------
  Total expenses                      (21,300)             (3,636)               (76)             (5,129,281)
                                    ---------            --------             ------             -----------
  Net investment income
   (loss)                              (9,888)             (3,636)               974                (622,921)
                                    ---------            --------             ------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,063              12,724                  5                   7,164
 Net realized gain on
  distributions                            --                  --                497                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (149,608)            (24,061)              (861)             12,966,134
                                    ---------            --------             ------             -----------
  Net gain (loss) on
   investments                       (147,545)            (11,337)              (359)             12,973,298
                                    ---------            --------             ------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(157,433)           $(14,973)              $615             $12,350,377
                                    =========            ========             ======             ===========

                                                            FRANKLIN              FRANKLIN
                                     FRANKLIN               LARGE CAP              GLOBAL
                                      INCOME                 GROWTH             REAL ESTATE
                                  SECURITIES FUND        SECURITIES FUND      SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $54,973,541               $327,859            $101,086
                                    -----------            -----------            --------
EXPENSES:
 Administrative charges              (1,400,411)               (76,540)             (2,059)
 Mortality and expense risk
  charges                           (15,003,699)              (827,289)            (18,461)
                                    -----------            -----------            --------
  Total expenses                    (16,404,110)              (903,829)            (20,520)
                                    -----------            -----------            --------
  Net investment income
   (loss)                            38,569,431               (575,970)             80,566
                                    -----------            -----------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (12,111,090)                 2,401             (51,508)
 Net realized gain on
  distributions                              --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (19,047,999)            (1,059,162)           (118,027)
                                    -----------            -----------            --------
  Net gain (loss) on
   investments                      (31,159,089)            (1,056,761)           (169,535)
                                    -----------            -----------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $7,410,342            $(1,632,731)           $(88,969)
                                    ===========            ===========            ========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN                 FRANKLIN
                                     SMALL-MID CAP              SMALL CAP
                                        GROWTH                    VALUE
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                 $114,927
                                     -------------            -------------
EXPENSES:
 Administrative charges                   (152,352)                      --
 Mortality and expense risk
  charges                               (1,556,803)                (305,076)
                                     -------------            -------------
  Total expenses                        (1,709,155)                (305,076)
                                     -------------            -------------
  Net investment income (loss)          (1,709,155)                (190,149)
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,238,172                  303,628
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (6,349,570)              (1,119,537)
                                     -------------            -------------
  Net gain (loss) on
   investments                          (4,111,398)                (815,909)
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(5,820,553)             $(1,006,058)
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                                   TEMPLETON
                                      STRATEGIC                                   DEVELOPING            TEMPLETON
                                        INCOME            MUTUAL SHARES            MARKETS               FOREIGN
                                   SECURITIES FUND       SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $17,222,138           $10,171,850              $854,604            $2,785,608
                                     ------------          ------------          ------------          ------------
EXPENSES:
 Administrative charges                  (418,346)             (719,369)             (107,487)             (270,263)
 Mortality and expense risk
  charges                              (4,545,494)           (7,034,821)           (1,222,880)           (2,660,479)
                                     ------------          ------------          ------------          ------------
  Total expenses                       (4,963,840)           (7,754,190)           (1,330,367)           (2,930,742)
                                     ------------          ------------          ------------          ------------
  Net investment income (loss)         12,258,298             2,417,660              (475,763)             (145,134)
                                     ------------          ------------          ------------          ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 2,255,145            (8,728,325)              885,609              (982,795)
 Net realized gain on
  distributions                                --                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     (11,659,183)           (5,091,935)          (13,379,910)          (17,388,890)
                                     ------------          ------------          ------------          ------------
  Net gain (loss) on
   investments                         (9,404,038)          (13,820,260)          (12,494,301)          (18,371,685)
                                     ------------          ------------          ------------          ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,854,260          $(11,402,600)         $(12,970,064)         $(18,516,819)
                                     ============          ============          ============          ============

                                                                                 FRANKLIN
                                      TEMPLETON              MUTUAL              FLEX CAP
                                        GROWTH          GLOBAL DISCOVERY          GROWTH
                                   SECURITIES FUND       SECURITIES FUND      SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $3,922,383           $3,116,299                 $ --
                                     ------------          -----------          -----------
EXPENSES:
 Administrative charges                  (472,958)            (198,953)             (34,813)
 Mortality and expense risk
  charges                              (4,569,841)          (2,311,914)            (358,873)
                                     ------------          -----------          -----------
  Total expenses                       (5,042,799)          (2,510,867)            (393,686)
                                     ------------          -----------          -----------
  Net investment income (loss)         (1,120,416)             605,432             (393,686)
                                     ------------          -----------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (14,790,669)            (490,685)             369,724
 Net realized gain on
  distributions                                --            2,939,785                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      (7,063,973)          (9,408,688)          (1,302,302)
                                     ------------          -----------          -----------
  Net gain (loss) on
   investments                        (21,854,642)          (6,959,588)            (932,578)
                                     ------------          -----------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(22,975,058)         $(6,354,156)         $(1,326,264)
                                     ============          ===========          ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      FRANKLIN
                                      LARGE CAP               TEMPLETON
                                        VALUE                GLOBAL BOND
                                   SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $109,824               $1,115,152
                                     -----------            -------------
EXPENSES:
 Administrative charges                  (15,453)                      --
 Mortality and expense risk
  charges                               (142,186)                (331,364)
                                     -----------            -------------
  Total expenses                        (157,639)                (331,364)
                                     -----------            -------------
  Net investment income (loss)           (47,815)                 783,788
                                     -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   88,250                  (24,575)
 Net realized gain on
  distributions                               --                  132,044
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (683,984)              (1,532,738)
                                     -----------            -------------
  Net gain (loss) on
   investments                          (595,734)              (1,425,269)
                                     -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(643,549)               $(641,481)
                                     ===========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        HARTFORD             HARTFORD            HARTFORD
                                     HARTFORD             TOTAL              CAPITAL             DIVIDEND
                                     ADVISERS          RETURN BOND         APPRECIATION         AND GROWTH
                                     HLS FUND           HLS FUND             HLS FUND            HLS FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $235,841            $376,252           $1,155,714          $2,172,629
                                    -----------       -------------       --------------       -------------
EXPENSES:
 Administrative charges                 (23,682)            (76,582)             (50,545)            (38,832)
 Mortality and expense risk
  charges                              (294,755)         (2,773,105)          (2,413,902)         (1,697,273)
                                    -----------       -------------       --------------       -------------
  Total expenses                       (318,437)         (2,849,687)          (2,464,447)         (1,736,105)
                                    -----------       -------------       --------------       -------------
  Net investment income
   (loss)                               (82,596)         (2,473,435)          (1,308,733)            436,524
                                    -----------       -------------       --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (353,602)            350,705              821,014             902,334
 Net realized gain on
  distributions                              --                  --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           393,148          10,850,571          (19,706,869)         (1,792,060)
                                    -----------       -------------       --------------       -------------
  Net gain (loss) on
   investments                           39,546          11,201,276          (18,885,855)           (889,726)
                                    -----------       -------------       --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(43,050)         $8,727,841         $(20,194,588)          $(453,202)
                                    ===========       =============       ==============       =============


                                         HARTFORD              HARTFORD               HARTFORD
                                      GLOBAL RESEARCH         HEALTHCARE            GLOBAL GROWTH
                                         HLS FUND              HLS FUND               HLS FUND
                                        SUB-ACCOUNT        SUB-ACCOUNT (12)          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $60                  $ --                     $68
                                         ---------             ---------             -----------
EXPENSES:
 Administrative charges                         --                  (438)                   (835)
 Mortality and expense risk
  charges                                   (7,404)               (3,689)                 (9,991)
                                         ---------             ---------             -----------
  Total expenses                            (7,404)               (4,127)                (10,826)
                                         ---------             ---------             -----------
  Net investment income
   (loss)                                   (7,344)               (4,127)                (10,758)
                                         ---------             ---------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      7,341                 7,563                 (88,045)
 Net realized gain on
  distributions                                 --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (45,150)               18,808                  (9,002)
                                         ---------             ---------             -----------
  Net gain (loss) on
   investments                             (37,809)               26,371                 (97,047)
                                         ---------             ---------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                             $(45,153)              $22,244               $(107,805)
                                         =========             =========             ===========

(12) Formerly Hartford Global Health HLS Fund. Change effective August 5, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     HARTFORD
                                    DISCIPLINED           HARTFORD
                                      EQUITY               GROWTH
                                     HLS FUND             HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $148,710               $1,755
                                    -----------          -----------
EXPENSES:
 Administrative charges                    (501)                 (58)
 Mortality and expense risk
  charges                              (184,742)             (15,870)
                                    -----------          -----------
  Total expenses                       (185,243)             (15,928)
                                    -----------          -----------
  Net investment income (loss)          (36,533)             (14,173)
                                    -----------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 122,554               22,772
 Net realized gain on
  distributions                              --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (131,272)            (125,680)
                                    -----------          -----------
  Net gain (loss) on
   investments                           (8,718)            (102,908)
                                    -----------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(45,251)           $(117,081)
                                    ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD                                                       HARTFORD
                                      GROWTH               HARTFORD            HARTFORD           INTERNATIONAL
                                   OPPORTUNITIES          HIGH YIELD             INDEX            OPPORTUNITIES
                                     HLS FUND              HLS FUND            HLS FUND             HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --             $695,935             $7,335                 $3,952
                                   -------------          -----------          ---------          -------------
EXPENSES:
 Administrative charges                      (31)                (232)              (497)                (7,509)
 Mortality and expense risk
  charges                               (464,278)            (120,264)            (4,454)              (146,013)
                                   -------------          -----------          ---------          -------------
  Total expenses                        (464,309)            (120,496)            (4,951)              (153,522)
                                   -------------          -----------          ---------          -------------
  Net investment income
   (loss)                               (464,309)             575,439              2,384               (149,570)
                                   -------------          -----------          ---------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  571,279               38,223            (51,599)               111,256
 Net realized gain on
  distributions                               --                   --                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (3,184,910)            (423,245)            67,290             (1,361,993)
                                   -------------          -----------          ---------          -------------
  Net gain (loss) on
   investments                        (2,613,631)            (385,022)            15,691             (1,250,737)
                                   -------------          -----------          ---------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(3,077,940)            $190,417            $18,075            $(1,400,307)
                                   =============          ===========          =========          =============

                                    HARTFORD
                                  SMALL/MID CAP          HARTFORD            HARTFORD
                                     EQUITY               MIDCAP           MIDCAP VALUE
                                    HLS FUND             HLS FUND            HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --               $2,619                $32
                                   -----------          -----------          ---------
EXPENSES:
 Administrative charges                     --               (2,373)                --
 Mortality and expense risk
  charges                              (44,206)             (19,942)            (6,383)
                                   -----------          -----------          ---------
  Total expenses                       (44,206)             (22,315)            (6,383)
                                   -----------          -----------          ---------
  Net investment income
   (loss)                              (44,206)             (19,696)            (6,351)
                                   -----------          -----------          ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 35,873               39,081             16,346
 Net realized gain on
  distributions                        194,577                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (284,876)            (150,826)           (42,073)
                                   -----------          -----------          ---------
  Net gain (loss) on
   investments                         (54,426)            (111,745)           (25,727)
                                   -----------          -----------          ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(98,632)           $(131,441)          $(32,078)
                                   ===========          ===========          =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                       HARTFORD                HARTFORD
                                     MONEY MARKET            SMALL COMPANY
                                       HLS FUND                HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                   $ --
                                     -------------            -----------
EXPENSES:
 Administrative charges                   (412,547)                (5,529)
 Mortality and expense risk
  charges                               (4,384,626)               (91,117)
                                     -------------            -----------
  Total expenses                        (4,797,173)               (96,646)
                                     -------------            -----------
  Net investment income (loss)          (4,797,173)               (96,646)
                                     -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                         --                 80,581
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                   --               (253,973)
                                     -------------            -----------
  Net gain (loss) on
   investments                                  --               (173,392)
                                     -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(4,797,173)             $(270,038)
                                     =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   HARTFORD
                                     HARTFORD               HARTFORD            U.S. GOVERNMENT          HARTFORD
                                  SMALLCAP GROWTH             STOCK               SECURITIES               VALUE
                                     HLS FUND               HLS FUND               HLS FUND              HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --               $121,018               $195,447              $23,907
                                    -----------            -----------            -----------            ---------
EXPENSES:
 Administrative charges                     (70)               (18,989)                (1,118)                  --
 Mortality and expense risk
  charges                               (25,102)              (206,099)              (135,266)             (20,954)
                                    -----------            -----------            -----------            ---------
  Total expenses                        (25,172)              (225,088)              (136,384)             (20,954)
                                    -----------            -----------            -----------            ---------
  Net investment income
   (loss)                               (25,172)              (104,070)                59,063                2,953
                                    -----------            -----------            -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  20,323               (484,761)               (98,731)              15,480
 Net realized gain on
  distributions                              --                     --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (105,779)               250,772                260,629              (61,754)
                                    -----------            -----------            -----------            ---------
  Net gain (loss) on
   investments                          (85,456)              (233,989)               161,898              (46,274)
                                    -----------            -----------            -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(110,628)             $(338,059)              $220,961             $(43,321)
                                    ===========            ===========            ===========            =========

                                                         AMERICAN FUNDS
                                                            BLUE CHIP
                                  AMERICAN FUNDS           INCOME AND            AMERICAN FUNDS
                                 ASSET ALLOCATION            GROWTH                   BOND
                                     HLS FUND               HLS FUND                HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $180,644                 $1,461                $927,071
                                    -----------            -----------            ------------
EXPENSES:
 Administrative charges                      --                     --                      --
 Mortality and expense risk
  charges                              (220,433)              (102,234)               (537,046)
                                    -----------            -----------            ------------
  Total expenses                       (220,433)              (102,234)               (537,046)
                                    -----------            -----------            ------------
  Net investment income
   (loss)                               (39,789)              (100,773)                390,025
                                    -----------            -----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  82,620                 16,401                  99,790
 Net realized gain on
  distributions                             995                     --                  10,315
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (140,563)               (99,020)                948,528
                                    -----------            -----------            ------------
  Net gain (loss) on
   investments                          (56,948)               (82,619)              1,058,633
                                    -----------            -----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(96,737)             $(183,392)             $1,448,658
                                    ===========            ===========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                          AMERICAN FUNDS
                                   AMERICAN FUNDS          GLOBAL GROWTH
                                    GLOBAL BOND             AND INCOME
                                      HLS FUND               HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $100,165                 $306,653
                                     ----------            -------------
EXPENSES:
 Administrative charges                      --                       --
 Mortality and expense risk
  charges                               (77,801)                (228,327)
                                     ----------            -------------
  Total expenses                        (77,801)                (228,327)
                                     ----------            -------------
  Net investment income (loss)           22,364                   78,326
                                     ----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  24,527                  284,693
 Net realized gain on
  distributions                          32,912                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            39,487               (1,320,251)
                                     ----------            -------------
  Net gain (loss) on
   investments                           96,926               (1,035,558)
                                     ----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $119,290                $(957,232)
                                     ==========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          AMERICAN FUNDS
                                  AMERICAN FUNDS           GLOBAL SMALL            AMERICAN FUNDS           AMERICAN FUNDS
                                   GLOBAL GROWTH          CAPITALIZATION               GROWTH                GROWTH-INCOME
                                     HLS FUND                HLS FUND                 HLS FUND                 HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $43,703                 $132,744                   $1,615                     $348
                                    -----------            -------------            -------------            -------------
EXPENSES:
 Administrative charges                      --                       --                       --                       --
 Mortality and expense risk
  charges                               (65,865)                (164,113)                (889,970)                (488,217)
                                    -----------            -------------            -------------            -------------
  Total expenses                        (65,865)                (164,113)                (889,970)                (488,217)
                                    -----------            -------------            -------------            -------------
  Net investment income
   (loss)                               (22,162)                 (31,369)                (888,355)                (487,869)
                                    -----------            -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 110,022                  111,971                  797,104                  244,017
 Net realized gain on
  distributions                              --                   55,196                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (522,744)              (2,305,763)              (3,191,048)                (917,323)
                                    -----------            -------------            -------------            -------------
  Net gain (loss) on
   investments                         (412,722)              (2,138,596)              (2,393,944)                (673,306)
                                    -----------            -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(434,884)             $(2,169,965)             $(3,282,299)             $(1,161,175)
                                    ===========            =============            =============            =============

                                                                                       HARTFORD
                                   AMERICAN FUNDS           AMERICAN FUNDS             PORTFOLIO
                                    INTERNATIONAL              NEW WORLD              DIVERSIFIER
                                      HLS FUND                 HLS FUND                HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT (13)
-----------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $621,277                 $126,393                $23,776
                                    -------------            -------------            -----------
EXPENSES:
 Administrative charges                        --                       --                     --
 Mortality and expense risk
  charges                                (566,863)                (170,036)                (9,316)
                                    -------------            -------------            -----------
  Total expenses                         (566,863)                (170,036)                (9,316)
                                    -------------            -------------            -----------
  Net investment income
   (loss)                                  54,414                  (43,643)                14,460
                                    -------------            -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    80,816                  182,817                   (437)
 Net realized gain on
  distributions                                --                       --                 12,929
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (6,056,853)              (1,753,205)              (140,613)
                                    -------------            -------------            -----------
  Net gain (loss) on
   investments                         (5,976,037)              (1,570,388)              (128,121)
                                    -------------            -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(5,921,623)             $(1,614,031)             $(113,661)
                                    =============            =============            ===========

(13) Funded as of June 22, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HUNTINGTON VA          HUNTINGTON VA
                                       INCOME               DIVIDEND
                                    EQUITY FUND           CAPTURE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $73,296               $242,796
                                     ----------            -----------
EXPENSES:
 Administrative charges                  (3,905)               (12,192)
 Mortality and expense risk
  charges                               (37,670)              (104,108)
                                     ----------            -----------
  Total expenses                        (41,575)              (116,300)
                                     ----------            -----------
  Net investment income (loss)           31,721                126,496
                                     ----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (623)              (117,761)
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           123,050                338,448
                                     ----------            -----------
  Net gain (loss) on
   investments                          122,427                220,687
                                     ----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $154,148               $347,183
                                     ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HUNTINGTON VA          HUNTINGTON VA         HUNTINGTON VA
                                   HUNTINGTON VA            MID CORP                  NEW                 ROTATING
                                    GROWTH FUND           AMERICA FUND           ECONOMY FUND           MARKETS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $4,405                $18,317                   $ --                $4,637
                                    -----------            -----------            -----------            ----------
EXPENSES:
 Administrative charges                  (3,668)                (7,575)                (6,073)               (2,783)
 Mortality and expense risk
  charges                               (34,390)               (66,524)               (54,264)              (23,278)
                                    -----------            -----------            -----------            ----------
  Total expenses                        (38,058)               (74,099)               (60,337)              (26,061)
                                    -----------            -----------            -----------            ----------
  Net investment income
   (loss)                               (33,653)               (55,782)               (60,337)              (21,424)
                                    -----------            -----------            -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   7,575                 80,605               (156,961)              (26,813)
 Net realized gain on
  distributions                              --                     --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (80,806)              (191,251)              (304,154)              118,741
                                    -----------            -----------            -----------            ----------
  Net gain (loss) on
   investments                          (73,231)              (110,646)              (461,115)               91,928
                                    -----------            -----------            -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(106,884)             $(166,428)             $(521,452)              $70,504
                                    ===========            ===========            ===========            ==========

                                   HUNTINGTON VA                              HUNTINGTON VA
                                   INTERNATIONAL         HUNTINGTON VA           MORTGAGE
                                    EQUITY FUND         MACRO 100 FUND       SECURITIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $51,725               $7,281               $61,821
                                    -----------            ---------            ----------
EXPENSES:
 Administrative charges                      --               (1,254)                   --
 Mortality and expense risk
  charges                               (73,943)             (18,124)              (47,986)
                                    -----------            ---------            ----------
  Total expenses                        (73,943)             (19,378)              (47,986)
                                    -----------            ---------            ----------
  Net investment income
   (loss)                               (22,218)             (12,097)               13,835
                                    -----------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   2,835              (34,060)               19,517
 Net realized gain on
  distributions                              --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (595,499)              12,562                86,664
                                    -----------            ---------            ----------
  Net gain (loss) on
   investments                         (592,664)             (21,498)              106,181
                                    -----------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(614,882)            $(33,595)             $120,016
                                    ===========            =========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                        LORD ABBETT
                                   HUNTINGTON VA        FUNDAMENTAL
                                    SITUS FUND          EQUITY FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1,271             $1,561
                                    -----------          ---------
EXPENSES:
 Administrative charges                  (3,851)                --
 Mortality and expense risk
  charges                               (96,896)            (1,675)
                                    -----------          ---------
  Total expenses                       (100,747)            (1,675)
                                    -----------          ---------
  Net investment income (loss)          (99,476)              (114)
                                    -----------          ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 124,392              2,678
 Net realized gain on
  distributions                              --             25,365
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (143,908)             8,475
                                    -----------          ---------
  Net gain (loss) on
   investments                          (19,516)            36,518
                                    -----------          ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(118,992)           $36,404
                                    ===========          =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                           LORD ABBETT
                                  LORD ABBETT         LORD ABBETT          GROWTH AND
                               CAPITAL STRUCTURE    BOND DEBENTURE           INCOME             MFS(R) CORE
                                     FUND                FUND                 FUND             EQUITY SERIES
                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $70,433             $776,716              $20,693              $62,604
                                   ---------          -----------          -----------          -----------
EXPENSES:
 Administrative charges                   --                   --                   --              (10,731)
 Mortality and expense risk
  charges                            (37,887)            (227,078)             (44,767)            (110,188)
                                   ---------          -----------          -----------          -----------
  Total expenses                     (37,887)            (227,078)             (44,767)            (120,919)
                                   ---------          -----------          -----------          -----------
  Net investment income
   (loss)                             32,546              549,638              (24,074)             (58,315)
                                   ---------          -----------          -----------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,943               51,934               42,216             (250,183)
 Net realized gain on
  distributions                           --               96,935                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (86,859)            (335,431)            (233,567)             126,380
                                   ---------          -----------          -----------          -----------
  Net gain (loss) on
   investments                       (84,916)            (186,562)            (191,351)            (123,803)
                                   ---------          -----------          -----------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(52,370)            $363,076            $(215,425)           $(182,118)
                                   =========          ===========          ===========          ===========


                                  MFS(R) GROWTH        MFS(R) GLOBAL          MFS(R) HIGH
                                     SERIES            EQUITY SERIES         INCOME SERIES
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $35,216              $58,433             $6,727,941
                                   -----------          -----------          -------------
EXPENSES:
 Administrative charges                (30,983)             (11,718)              (130,212)
 Mortality and expense risk
  charges                             (321,175)            (117,942)            (1,278,803)
                                   -----------          -----------          -------------
  Total expenses                      (352,158)            (129,660)            (1,409,015)
                                   -----------          -----------          -------------
  Net investment income
   (loss)                             (316,942)             (71,227)             5,318,926
                                   -----------          -----------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                526,888              204,301              1,789,105
 Net realized gain on
  distributions                             --                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (620,338)            (566,898)            (5,309,560)
                                   -----------          -----------          -------------
  Net gain (loss) on
   investments                         (93,450)            (362,597)            (3,520,455)
                                   -----------          -----------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(410,392)           $(433,824)            $1,798,471
                                   ===========          ===========          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS(R) INVESTORS
                                      GROWTH          MFS(R) INVESTORS
                                   STOCK SERIES         TRUST SERIES
                                   SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $64,931             $1,060,336
                                     --------            -----------
EXPENSES:
 Administrative charges               (20,293)              (198,595)
 Mortality and expense risk
  charges                            (198,523)            (1,897,769)
                                     --------            -----------
  Total expenses                     (218,816)            (2,096,364)
                                     --------            -----------
  Net investment income (loss)       (153,885)            (1,036,028)
                                     --------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                81,479              1,120,160
 Net realized gain on
  distributions                            --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (24,719)            (4,031,044)
                                     --------            -----------
  Net gain (loss) on
   investments                         56,760             (2,910,884)
                                     --------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(97,125)           $(3,946,912)
                                     ========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MFS(R) MID CAP           MFS(R) NEW            MFS(R) TOTAL      MFS(R) VALUE
                                   GROWTH SERIES        DISCOVERY SERIES        RETURN SERIES         SERIES
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                   $ --            $9,674,346        $1,270,332
                                    -----------            -----------            ----------       -----------
EXPENSES:
 Administrative charges                 (42,187)              (134,219)             (619,382)         (102,300)
 Mortality and expense risk
  charges                              (421,252)            (1,296,360)           (5,981,883)       (1,459,936)
                                    -----------            -----------            ----------       -----------
  Total expenses                       (463,439)            (1,430,579)           (6,601,265)       (1,562,236)
                                    -----------            -----------            ----------       -----------
  Net investment income
   (loss)                              (463,439)            (1,430,579)            3,073,081          (291,904)
                                    -----------            -----------            ----------       -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 380,325              3,034,372            (4,127,993)          (61,366)
 Net realized gain on
  distributions                              --              9,054,836                    --           356,636
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (1,742,699)           (18,563,194)            1,110,548        (1,639,593)
                                    -----------            -----------            ----------       -----------
  Net gain (loss) on
   investments                       (1,362,374)            (6,473,986)           (3,017,445)       (1,344,323)
                                    -----------            -----------            ----------       -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(1,825,813)           $(7,904,565)              $55,636       $(1,636,227)
                                    ===========            ===========            ==========       ===========

                                 MFS(R) RESEARCH        MFS(R) RESEARCH      MFS(R) RESEARCH
                                   BOND SERIES       INTERNATIONAL SERIES         SERIES
                                   SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $2,232,218               $441,676             $43,474
                                    ----------            -----------            --------
EXPENSES:
 Administrative charges               (121,448)               (38,372)             (8,815)
 Mortality and expense risk
  charges                           (1,329,894)              (357,240)            (84,449)
                                    ----------            -----------            --------
  Total expenses                    (1,451,342)              (395,612)            (93,264)
                                    ----------            -----------            --------
  Net investment income
   (loss)                              780,876                 46,064             (49,790)
                                    ----------            -----------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                435,886               (181,826)            173,681
 Net realized gain on
  distributions                        965,824                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        1,749,653             (2,641,415)           (222,200)
                                    ----------            -----------            --------
  Net gain (loss) on
   investments                       3,151,363             (2,823,241)            (48,519)
                                    ----------            -----------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                       $3,932,239            $(2,777,177)           $(98,309)
                                    ==========            ===========            ========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      BLACKROCK                 BLACKROCK
                                        GLOBAL                    GLOBAL
                                 ALLOCATION V.I. FUND    OPPORTUNITIES V.I. FUND
                                   SUB-ACCOUNT (14)            SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $390                       $238
                                        ------                   --------
EXPENSES:
 Administrative charges                     --                        (55)
 Mortality and expense risk
  charges                                  (12)                      (546)
                                        ------                   --------
  Total expenses                           (12)                      (601)
                                        ------                   --------
  Net investment income (loss)             378                       (363)
                                        ------                   --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     --                      1,568
 Net realized gain on
  distributions                            363                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (601)                    (4,662)
                                        ------                   --------
  Net gain (loss) on
   investments                            (238)                    (3,094)
                                        ------                   --------
  Net increase (decrease) in
   net assets resulting from
   operations                             $140                    $(3,457)
                                        ======                   ========

(14) Funded as of August 5, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                                INVESCO
                                     BLACKROCK                 BLACKROCK                UIF MID CAP         VAN KAMPEN V.I.
                                     LARGE CAP                  EQUITY                    GROWTH                MID CAP
                                 GROWTH V.I. FUND         DIVIDEND V.I. FUND             PORTFOLIO            VALUE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT (33)             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $3,791                     $658                      $7,204               $4,759
                                     ---------                  -------                 -----------            ---------
EXPENSES:
 Administrative charges                   (697)                      --                          --                   --
 Mortality and expense risk
  charges                               (8,365)                    (121)                    (48,106)             (13,736)
                                     ---------                  -------                 -----------            ---------
  Total expenses                        (9,062)                    (121)                    (48,106)             (13,736)
                                     ---------                  -------                 -----------            ---------
  Net investment income
   (loss)                               (5,271)                     537                     (40,902)              (8,977)
                                     ---------                  -------                 -----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 15,192                      636                      54,264               39,110
 Net realized gain on
  distributions                            983                      683                       1,214                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (7,535)                   2,410                    (334,617)             (44,625)
                                     ---------                  -------                 -----------            ---------
  Net gain (loss) on
   investments                           8,640                    3,729                    (279,139)              (5,515)
                                     ---------                  -------                 -----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $3,369                   $4,266                   $(320,041)            $(14,492)
                                     =========                  =======                 ===========            =========

                                                        MORGAN STANLEY       MORGAN STANLEY --
                                 MORGAN STANLEY --         MULTI CAP              MID CAP
                                   FOCUS GROWTH             GROWTH                GROWTH
                                     PORTFOLIO             PORTFOLIO             PORTFOLIO
                                 SUB-ACCOUNT (16)      SUB-ACCOUNT (17)         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                   $ --                  $245
                                      -------              ---------             ---------
EXPENSES:
 Administrative charges                    (4)                  (399)                 (249)
 Mortality and expense risk
  charges                                 (46)                (3,432)               (1,981)
                                      -------              ---------             ---------
  Total expenses                          (50)                (3,831)               (2,230)
                                      -------              ---------             ---------
  Net investment income
   (loss)                                 (50)                (3,831)               (1,985)
                                      -------              ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,366                  7,930                   174
 Net realized gain on
  distributions                            --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (937)               (21,896)              (28,496)
                                      -------              ---------             ---------
  Net gain (loss) on
   investments                            429                (13,966)              (28,322)
                                      -------              ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                            $379               $(17,797)             $(30,307)
                                      =======              =========             =========

(16) Not Funded as of December 31, 2011.

(17) Formerly Morgan Stanley -- Capital Opportunities Portfolio. Change effective April 29, 2011.

(33) Funded as of August 3, 2011. Formerly BlackRock Utilities and Telecommunications V.I. Fund. Change effective October 1, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                           MTB MANAGED
                                  MORGAN STANLEY --         ALLOCATION
                                   FLEXIBLE INCOME       FUND -- MODERATE
                                      PORTFOLIO             GROWTH II
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,769                   $288
                                       -------               --------
EXPENSES:
 Administrative charges                    (92)                    --
 Mortality and expense risk
  charges                                 (670)                  (208)
                                       -------               --------
  Total expenses                          (762)                  (208)
                                       -------               --------
  Net investment income (loss)           2,007                     80
                                       -------               --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     57                     24
 Net realized gain on
  distributions                             --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (635)                (1,230)
                                       -------               --------
  Net gain (loss) on
   investments                            (578)                (1,206)
                                       -------               --------
  Net increase (decrease) in
   net assets resulting from
   operations                           $1,429                $(1,126)
                                       =======               ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             COLUMBIA VARIABLE                               COLUMBIA VARIABLE
                                      BLACKROCK                PORTFOLIO --           COLUMBIA VARIABLE        PORTFOLIO --
                                       CAPITAL             MARSICO INTERNATIONAL        PORTFOLIO --          MARSICO FOCUSED
                                APPRECIATION V.I. FUND      OPPORTUNITIES FUND        HIGH INCOME FUND         EQUITIES FUND
                                   SUB-ACCOUNT (15)          SUB-ACCOUNT (18)         SUB-ACCOUNT (19)       SUB-ACCOUNT (20)
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $286                      $93,634                $862,387                $42,388
                                       --------                -------------             -----------            -----------
EXPENSES:
 Administrative charges                      --                      (21,307)                (22,129)               (18,947)
 Mortality and expense risk
  charges                                  (113)                    (225,142)               (221,213)              (184,571)
                                       --------                -------------             -----------            -----------
  Total expenses                           (113)                    (246,449)               (243,342)              (203,518)
                                       --------                -------------             -----------            -----------
  Net investment income
   (loss)                                   173                     (152,815)                619,045               (161,130)
                                       --------                -------------             -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     391                      488,710                  44,629                575,073
 Net realized gain on
  distributions                           2,504                           --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (3,757)                  (2,551,406)               (157,468)              (850,516)
                                       --------                -------------             -----------            -----------
  Net gain (loss) on
   investments                             (862)                  (2,062,696)               (112,839)              (275,443)
                                       --------                -------------             -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                             $(689)                 $(2,215,511)               $506,206              $(436,573)
                                       ========                =============             ===========            ===========

                                 COLUMBIA VARIABLE       COLUMBIA VARIABLE       COLUMBIA VARIABLE
                                   PORTFOLIO --            PORTFOLIO --            PORTFOLIO --
                                 ASSET ALLOCATION             MARSICO              MARSICO 21ST
                                       FUND                 GROWTH FUND            CENTURY FUND
                                 SUB-ACCOUNT (21)        SUB-ACCOUNT (22)        SUB-ACCOUNT (23)
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $103,641                  $25,667                   $ --
                                    -----------            -------------            -----------
EXPENSES:
 Administrative charges                      --                  (15,626)                (5,235)
 Mortality and expense risk
  charges                               (83,490)                (165,799)               (52,517)
                                    -----------            -------------            -----------
  Total expenses                        (83,490)                (181,425)               (57,752)
                                    -----------            -------------            -----------
  Net investment income
   (loss)                                20,151                 (155,758)               (57,752)
                                    -----------            -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (72,149)                 842,220                271,119
 Net realized gain on
  distributions                              --                       --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (50,614)              (1,063,044)              (599,690)
                                    -----------            -------------            -----------
  Net gain (loss) on
   investments                         (122,763)                (220,824)              (328,571)
                                    -----------            -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(102,612)               $(376,582)             $(386,323)
                                    ===========            =============            ===========

(15) Funded as of August 3, 2011.

(18) Formerly Columbia Marsico International Opportunities VS Fund. Change effective May 2, 2011.

(19) Formerly Columbia High Yield VS Fund. Change effective May 2, 2011.

(20) Formerly Columbia Marsico Focused Equities VS Fund. Change effective May 2, 2011.

(21) Formerly Columbia Asset Allocation Fund VS. Change effective May 2, 2011.

(22) Formerly Columbia Marsico Growth VS Fund. Change effective May 2, 2011.

(23) Formerly Columbia Marsico 21st Century VS Fund. Change effective May 2,
     2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                     PORTFOLIO --             PORTFOLIO --
                                        MID CAP            DIVERSIFIED EQUITY
                                      GROWTH FUND              INCOME FUND
                                   SUB-ACCOUNT (24)        SUB-ACCOUNT (3)(25)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --                 $240,323
                                     -------------            -------------
EXPENSES:
 Administrative charges                    (23,177)                      --
 Mortality and expense risk
  charges                                 (248,789)                (249,373)
                                     -------------            -------------
  Total expenses                          (271,966)                (249,373)
                                     -------------            -------------
  Net investment income (loss)            (271,966)                  (9,050)
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    960,343               (4,810,974)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,423,284)               3,759,822
                                     -------------            -------------
  Net gain (loss) on
   investments                            (462,941)              (1,051,152)
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                            $(734,907)             $(1,060,202)
                                     =============            =============

(3)  Funded as of April 29, 2011.

(24) Formerly Columbia Marsico Midcap Growth VS Fund. Change effective May 2, 2011.

(25) Effective April 29, 2011 Columbia Large Cap Value VS Fund merged with Columbia Variable Portfolio -- Diversified Equity Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER                                                       OPPENHEIMER
                                     CAPITAL             OPPENHEIMER           OPPENHEIMER           MAIN STREET
                                  APPRECIATION        GLOBAL SECURITIES        MAIN STREET        SMALL- & MID-CAP
                                     FUND/VA               FUND/VA             FUND(R)/VA              FUND/VA
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT (26)
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $562                $81,246               $6,361                $24,176
                                    ---------            -----------            ---------            -----------
EXPENSES:
 Administrative charges                    --                     --                   --                     --
 Mortality and expense risk
  charges                              (7,172)              (124,573)             (17,428)               (98,695)
                                    ---------            -----------            ---------            -----------
  Total expenses                       (7,172)              (124,573)             (17,428)               (98,695)
                                    ---------            -----------            ---------            -----------
  Net investment income
   (loss)                              (6,610)               (43,327)             (11,067)               (74,519)
                                    ---------            -----------            ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 7,954                247,204               13,151                410,263
 Net realized gain on
  distributions                            --                     --                   --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (18,165)              (952,224)             (36,055)              (500,262)
                                    ---------            -----------            ---------            -----------
  Net gain (loss) on
   investments                        (10,211)              (705,020)             (22,904)               (89,999)
                                    ---------            -----------            ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(16,821)             $(748,347)            $(33,971)             $(164,518)
                                    =========            ===========            =========            ===========


                                   OPPENHEIMER        PUTNAM VT              PUTNAM VT
                                      VALUE          DIVERSIFIED           GLOBAL ASSET
                                     FUND/VA         INCOME FUND          ALLOCATION FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,694          $2,170,120              $27,372
                                    ---------       -------------            ---------
EXPENSES:
 Administrative charges                    --                  --                   --
 Mortality and expense risk
  charges                              (2,958)           (368,240)             (12,128)
                                    ---------       -------------            ---------
  Total expenses                       (2,958)           (368,240)             (12,128)
                                    ---------       -------------            ---------
  Net investment income
   (loss)                              (1,264)          1,801,880               15,244
                                    ---------       -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   513            (111,209)                 953
 Net realized gain on
  distributions                            --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (11,056)         (2,797,776)             (32,212)
                                    ---------       -------------            ---------
  Net gain (loss) on
   investments                        (10,543)         (2,908,985)             (31,259)
                                    ---------       -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(11,807)        $(1,107,105)            $(16,015)
                                    =========       =============            =========

(26) Formerly Oppenheimer Main Street Small Cap Fund(R)/VA. Change effective April 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     PUTNAM VT            PUTNAM VT
                                   INTERNATIONAL        INTERNATIONAL
                                    VALUE FUND           EQUITY FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,143               $9,033
                                     ---------            ---------
EXPENSES:
 Administrative charges                     --                   --
 Mortality and expense risk
  charges                               (2,389)              (5,659)
                                     ---------            ---------
  Total expenses                        (2,389)              (5,659)
                                     ---------            ---------
  Net investment income (loss)            (246)               3,374
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (419)                  56
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (35,479)             (69,649)
                                     ---------            ---------
  Net gain (loss) on
   investments                         (35,898)             (69,593)
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(36,144)            $(66,219)
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                     JPMORGAN
                                                         PUTNAM VT                                INSURANCE TRUST
                                    PUTNAM VT            SMALL CAP            PUTNAM VT              CORE BOND
                                 INVESTORS FUND         VALUE FUND          VOYAGER FUND          PORTFOLIO -- 1
                                SUB-ACCOUNT (27)        SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                $1,366                 $ --               $5,147,072
                                     -------             ---------            ---------            -------------
EXPENSES:
 Administrative charges                   --                    --                   --                       --
 Mortality and expense risk
  charges                               (131)              (21,297)                (529)              (1,453,861)
                                     -------             ---------            ---------            -------------
  Total expenses                        (131)              (21,297)                (529)              (1,453,861)
                                     -------             ---------            ---------            -------------
  Net investment income
   (loss)                               (131)              (19,931)                (529)               3,693,211
                                     -------             ---------            ---------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   --                 7,776                   56                  671,164
 Net realized gain on
  distributions                           --                    --                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          5,082               (11,163)             (11,612)                 824,078
                                     -------             ---------            ---------            -------------
  Net gain (loss) on
   investments                         5,082                (3,387)             (11,556)               1,495,242
                                     -------             ---------            ---------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $4,951              $(23,318)            $(12,085)              $5,188,453
                                     =======             =========            =========            =============

                                     JPMORGAN               JPMORGAN               JPMORGAN
                                  INSURANCE TRUST        INSURANCE TRUST        INSURANCE TRUST
                                    U.S. EQUITY         INTREPID MID CAP         EQUITY INDEX
                                  PORTFOLIO -- 1         PORTFOLIO -- 1         PORTFOLIO -- 1
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $106,905                $82,404               $637,821
                                    -----------            -----------            -----------
EXPENSES:
 Administrative charges                      --                     --                     --
 Mortality and expense risk
  charges                              (142,082)              (154,946)              (580,512)
                                    -----------            -----------            -----------
  Total expenses                       (142,082)              (154,946)              (580,512)
                                    -----------            -----------            -----------
  Net investment income
   (loss)                               (35,177)               (72,542)                57,309
                                    -----------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (266)               (21,890)              (260,654)
 Net realized gain on
  distributions                              --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (236,733)               (94,563)               401,797
                                    -----------            -----------            -----------
  Net gain (loss) on
   investments                         (236,999)              (116,453)               141,143
                                    -----------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(272,176)             $(188,995)              $198,452
                                    ===========            ===========            ===========

(27) Funded as of December 12, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    JPMORGAN            JPMORGAN
                                 INSURANCE TRUST     INSURANCE TRUST
                                 INTREPID GROWTH     MID CAP GROWTH
                                 PORTFOLIO -- 1      PORTFOLIO -- 1
                                   SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $37,094                 $ --
                                     -------            ---------
EXPENSES:
 Administrative charges                   --                   --
 Mortality and expense risk
  charges                            (57,175)            (181,790)
                                     -------            ---------
  Total expenses                     (57,175)            (181,790)
                                     -------            ---------
  Net investment income (loss)       (20,081)            (181,790)
                                     -------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               44,327             (221,521)
 Net realized gain on
  distributions                           --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          7,547             (453,008)
                                     -------            ---------
  Net gain (loss) on
   investments                        51,874             (674,529)
                                     -------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $31,793            $(856,319)
                                     =======            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    JPMORGAN
                                INSURANCE TRUST        PUTNAM VT             PIMCO               PIMCO
                                 MID CAP VALUE           EQUITY            ALL ASSET         EQS PATHFINDER
                                 PORTFOLIO -- 1       INCOME FUND          PORTFOLIO           PORTFOLIO
                                  SUB-ACCOUNT       SUB-ACCOUNT (28)    SUB-ACCOUNT (29)    SUB-ACCOUNT (15)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $102,917               $ --              $4,712                $34
                                    --------             ------              ------               ----
EXPENSES:
 Administrative charges                   --                 --                  --                 --
 Mortality and expense risk
  charges                           (126,727)              (166)               (220)               (98)
                                    --------             ------              ------               ----
  Total expenses                    (126,727)              (166)               (220)               (98)
                                    --------             ------              ------               ----
  Net investment income
   (loss)                            (23,810)              (166)              4,492                (64)
                                    --------             ------              ------               ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (262,675)                 1                  (2)               284
 Net realized gain on
  distributions                           --                 --                  --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        338,562              9,294              (5,055)               (90)
                                    --------             ------              ------               ----
  Net gain (loss) on
   investments                        75,887              9,295              (5,057)               194
                                    --------             ------              ------               ----
  Net increase (decrease) in
   net assets resulting from
   operations                        $52,077             $9,129               $(565)              $130
                                    ========             ======              ======               ====


                                JENNISON 20/20                          PRUDENTIAL
                                     FOCUS            JENNISON             VALUE
                                   PORTFOLIO          PORTFOLIO          PORTFOLIO
                                  SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $ --               $ --               $426
                                    -------            -------            -------
EXPENSES:
 Administrative charges                (258)              (389)                --
 Mortality and expense risk
  charges                            (2,505)            (4,007)            (1,365)
                                    -------            -------            -------
  Total expenses                     (2,763)            (4,396)            (1,365)
                                    -------            -------            -------
  Net investment income
   (loss)                            (2,763)            (4,396)              (939)
                                    -------            -------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               4,192             (4,352)              (466)
 Net realized gain on
  distributions                          --                 --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (9,572)             7,250             (4,292)
                                    -------            -------            -------
  Net gain (loss) on
   investments                       (5,380)             2,898             (4,758)
                                    -------            -------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                       $(8,143)           $(1,498)           $(5,697)
                                    =======            =======            =======

(15) Funded as of August 3, 2011.

(28) Funded as of June 21, 2011.

(29) Funded as of August 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    PRUDENTIAL          LEGG MASON
                                      SERIES            CLEARBRIDGE
                                  INTERNATIONAL       VARIABLE EQUITY
                                      GROWTH          INCOME BUILDER
                                    PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $27               $2,146
                                     --------            ---------
EXPENSES:
 Administrative charges                    --                   --
 Mortality and expense risk
  charges                                 (98)              (1,091)
                                     --------            ---------
  Total expenses                          (98)              (1,091)
                                     --------            ---------
  Net investment income (loss)            (71)               1,055
                                     --------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (802)             (12,202)
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (195)              14,787
                                     --------            ---------
  Net gain (loss) on
   investments                           (997)               2,585
                                     --------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(1,068)              $3,640
                                     ========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     LEGG MASON             LEGG MASON
                                CLEARBRIDGE VARIABLE      WESTERN ASSET           LEGG MASON               INVESCO
                                     FUNDAMENTAL         VARIABLE GLOBAL     CLEARBRIDGE VARIABLE      VAN KAMPEN V.I.
                                    ALL CAP VALUE        HIGH YIELD BOND        LARGE CAP VALUE          GROWTH AND
                                      PORTFOLIO             PORTFOLIO              PORTFOLIO             INCOME FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $10,300                $4,852                 $6,870                $16,307
                                      ---------              --------              ---------              ---------
EXPENSES:
 Administrative charges                      --                  (115)                  (477)                  (605)
 Mortality and expense risk
  charges                               (11,559)                 (991)                (3,989)               (22,310)
                                      ---------              --------              ---------              ---------
  Total expenses                        (11,559)               (1,106)                (4,466)               (22,915)
                                      ---------              --------              ---------              ---------
  Net investment income
   (loss)                                (1,259)                3,746                  2,404                 (6,608)
                                      ---------              --------              ---------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (37,104)               (1,271)                (1,080)                15,484
 Net realized gain on
  distributions                              --                    --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (13,339)               (2,649)                 9,456                (59,164)
                                      ---------              --------              ---------              ---------
  Net gain (loss) on
   investments                          (50,443)               (3,920)                 8,376                (43,680)
                                      ---------              --------              ---------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(51,702)                $(174)               $10,780               $(50,288)
                                      =========              ========              =========              =========


                                                            INVESCO             WELLS FARGO
                                     INVESCO            VAN KAMPEN V.I.         ADVANTAGE VT
                                 VAN KAMPEN V.I.            CAPITAL             INDEX ASSET
                                  COMSTOCK FUND           GROWTH FUND         ALLOCATION FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (3)(30)       SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $5,144                  $30,182               $387
                                    ---------            -------------             ------
EXPENSES:
 Administrative charges                  (768)                  (9,091)                --
 Mortality and expense risk
  charges                              (6,720)                (252,341)              (228)
                                    ---------            -------------             ------
  Total expenses                       (7,488)                (261,432)              (228)
                                    ---------            -------------             ------
  Net investment income
   (loss)                              (2,344)                (231,250)               159
                                    ---------            -------------             ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (2,723)               2,758,855                  7
 Net realized gain on
  distributions                            --                       --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (10,235)              (3,513,655)               382
                                    ---------            -------------             ------
  Net gain (loss) on
   investments                        (12,958)                (754,800)               389
                                    ---------            -------------             ------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(15,302)               $(986,050)              $548
                                    =========            =============             ======

(3)  Funded as of April 29, 2011.

(30) Effective April 29, 2011 Invesco V.I. Large Cap Growth Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 WELLS FARGO      WELLS FARGO
                                 ADVANTAGE VT     ADVANTAGE VT
                                 TOTAL RETURN      INTRINSIC
                                  BOND FUND        VALUE FUND
                                 SUB-ACCOUNT      SUB-ACCOUNT
----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $278              $146
                                    ------          --------
EXPENSES:
 Administrative charges                 --                --
 Mortality and expense risk
  charges                             (141)             (456)
                                    ------          --------
  Total expenses                      (141)             (456)
                                    ------          --------
  Net investment income (loss)         137              (310)
                                    ------          --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 --               441
 Net realized gain on
  distributions                        417                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          139            (1,042)
                                    ------          --------
  Net gain (loss) on
   investments                         556              (601)
                                    ------          --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $693             $(911)
                                    ======          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO          WELLS FARGO
                                  ADVANTAGE VT         ADVANTAGE VT        WELLS FARGO
                                  INTERNATIONAL          SMALL CAP         ADVANTAGE VT
                                   EQUITY FUND          GROWTH FUND       DISCOVERY FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $11,061                 $ --            $ --
                                   -----------          -----------           -----
EXPENSES:
 Administrative charges                     --                   --              --
 Mortality and expense risk
  charges                              (32,145)             (31,207)            (54)
                                   -----------          -----------           -----
  Total expenses                       (32,145)             (31,207)            (54)
                                   -----------          -----------           -----
  Net investment income
   (loss)                              (21,084)             (31,207)            (54)
                                   -----------          -----------           -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 18,721               63,732              12
 Net realized gain on
  distributions                         78,127                   --              --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (330,942)            (133,543)            (10)
                                   -----------          -----------           -----
  Net gain (loss) on
   investments                        (234,094)             (69,811)              2
                                   -----------          -----------           -----
  Net increase (decrease) in
   net assets resulting from
   operations                        $(255,178)           $(101,018)           $(52)
                                   ===========          ===========           =====

                                    WELLS FARGO
                                   ADVANTAGE VT            WELLS FARGO
                                     SMALL CAP            ADVANTAGE VT
                                    VALUE FUND          OPPORTUNITY FUND
                                    SUB-ACCOUNT       SUB-ACCOUNT (31)(32)
-----------------------------  --------------------------------------------
INVESTMENT INCOME:
 Dividends                              $132,834               $108,679
                                   -------------          -------------
EXPENSES:
 Administrative charges                       --                 (7,624)
 Mortality and expense risk
  charges                               (268,716)              (145,886)
                                   -------------          -------------
  Total expenses                        (268,716)              (153,510)
                                   -------------          -------------
  Net investment income
   (loss)                               (135,882)               (44,831)
                                   -------------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  461,016             (1,091,645)
 Net realized gain on
  distributions                               --              2,355,869
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (1,646,698)            (1,891,248)
                                   -------------          -------------
  Net gain (loss) on
   investments                        (1,185,682)              (627,024)
                                   -------------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(1,321,564)             $(671,855)
                                   =============          =============

(31) Funded as of January 21, 2011.

(32) Effective August 26, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                     ALLIANCEBERNSTEIN VPS
                                AMERICAN CENTURY VP     BALANCED WEALTH
                                    VALUE FUND        STRATEGY PORTFOLIO
                                  SUB-ACCOUNT (1)         SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $1,015                $31,610
 Net realized gain (loss) on
  security transactions                   589                  8,022
 Net realized gain on
  distributions                            --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          15,487               (296,235)
                                     --------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           17,091               (256,603)
                                     --------             ----------
UNIT TRANSACTIONS:
 Purchases                            192,258                791,199
 Net transfers                         95,226                270,467
 Surrenders for benefit
  payments and fees                      (160)              (600,727)
 Other transactions                        --                     --
 Death benefits                            --               (101,644)
 Net annuity transactions                  --                     --
                                     --------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   287,324                359,295
                                     --------             ----------
 Net increase (decrease) in
  net assets                          304,415                102,692
NET ASSETS:
 Beginning of year                         --              4,865,846
                                     --------             ----------
 End of year                         $304,415             $4,968,538
                                     ========             ==========

(1)  Funded as of June 28, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS                          ALLIANCEBERNSTEIN VPS
                                   INTERNATIONAL           SMALL/MID-CAP      ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                  VALUE PORTFOLIO         VALUE PORTFOLIO        VALUE PORTFOLIO        GROWTH PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $193,829               $(22,424)                 $(744)                $12,702
 Net realized gain (loss) on
  security transactions                  11,349                 31,331                   (167)                  8,124
 Net realized gain on
  distributions                              --                     --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (1,925,960)              (184,393)               (11,488)               (261,363)
                                    -----------             ----------               --------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         (1,720,782)              (175,486)               (12,399)               (240,537)
                                    -----------             ----------               --------              ----------
UNIT TRANSACTIONS:
 Purchases                               41,229                143,259                     --                  16,811
 Net transfers                          822,516               (152,258)                52,634                  (4,462)
 Surrenders for benefit
  payments and fees                    (458,394)               (44,071)               (10,176)                (31,524)
 Other transactions                         (38)                    17                     --                      --
 Death benefits                         (93,559)               (34,073)                    --                 (19,593)
 Net annuity transactions                    --                     --                     --                      --
                                    -----------             ----------               --------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     311,754                (87,126)                42,458                 (38,768)
                                    -----------             ----------               --------              ----------
 Net increase (decrease) in
  net assets                         (1,409,028)              (262,612)                30,059                (279,305)
NET ASSETS:
 Beginning of year                    8,531,384              1,804,581                174,314               1,387,961
                                    -----------             ----------               --------              ----------
 End of year                         $7,122,356             $1,541,969               $204,373              $1,108,656
                                    ===========             ==========               ========              ==========

                               INVESCO V.I.         INVESCO V.I.      INVESCO V.I.
                               BASIC VALUE             CAPITAL            CORE
                                   FUND           APPRECIATION FUND   EQUITY FUND
                               SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
OPERATIONS:
 Net investment income (loss)    $(339,991)            $(340,188)       $(691,133)
 Net realized gain (loss) on
  security transactions         (1,761,838)               16,052        1,861,999
 Net realized gain on
  distributions                         --                    --               --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      578,939            (1,417,082)      (2,050,781)
                               -----------           -----------      -----------
 Net increase (decrease) in
  net assets resulting from
  operations                    (1,522,890)           (1,741,218)        (879,915)
                               -----------           -----------      -----------
UNIT TRANSACTIONS:
 Purchases                         174,606               733,366          461,427
 Net transfers                  (2,142,574)           (1,312,823)      (2,499,461)
 Surrenders for benefit
  payments and fees             (6,162,200)           (2,985,502)     (11,215,272)
 Other transactions                   (432)                  (25)          (1,130)
 Death benefits                   (685,984)             (428,559)      (1,435,186)
 Net annuity transactions            1,033                    --            5,606
                               -----------           -----------      -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions             (8,815,551)           (3,993,543)     (14,684,016)
                               -----------           -----------      -----------
 Net increase (decrease) in
  net assets                   (10,338,441)           (5,734,761)     (15,563,931)
NET ASSETS:
 Beginning of year              38,592,858            21,106,111       80,092,705
                               -----------           -----------      -----------
 End of year                   $28,254,417           $15,371,350      $64,528,774
                               ===========           ===========      ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                INVESCO V.I.             INVESCO V.I.
                                                 GOVERNMENT                  HIGH
                                              SECURITIES FUND             YIELD FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $5,341,135                 $74,933
 Net realized gain (loss) on security
  transactions                                       (220,866)                 (9,775)
 Net realized gain on distributions                        --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         11,610,910                 (69,894)
                                               --------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                        16,731,179                  (4,736)
                                               --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                          1,674,995                      --
 Net transfers                                    (17,003,005)               (107,462)
 Surrenders for benefit payments and
  fees                                            (38,434,446)               (248,468)
 Other transactions                                      (796)                     (1)
 Death benefits                                    (4,832,226)                (10,111)
 Net annuity transactions                               3,706                      --
                                               --------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (58,591,772)               (366,042)
                                               --------------            ------------
 Net increase (decrease) in net assets            (41,860,593)               (370,778)
NET ASSETS:
 Beginning of year                                309,357,797               1,540,721
                                               --------------            ------------
 End of year                                     $267,497,204              $1,169,943
                                               ==============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              INVESCO V.I.         INVESCO V.I.        INVESCO V.I.             INVESCO V.I.
                                             INTERNATIONAL         MID CAP CORE          SMALL CAP                CAPITAL
                                              GROWTH FUND          EQUITY FUND          EQUITY FUND           DEVELOPMENT FUND
                                            SUB-ACCOUNT (2)        SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(131,525)         $(1,182,783)          $(828,829)               $(88,367)
 Net realized gain (loss) on security
  transactions                                     (998,585)           1,102,423             846,582                (153,181)
 Net realized gain on distributions                      --                   --                  --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (4,563,081)          (5,344,293)         (1,049,193)               (433,902)
                                             --------------       --------------       -------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                      (5,693,191)          (5,424,653)         (1,031,440)               (675,450)
                                             --------------       --------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                        1,383,687              351,389             750,697                  69,607
 Net transfers                                      388,523           (3,679,969)          2,580,208               2,326,958
 Surrenders for benefit payments and
  fees                                           (7,323,586)         (13,812,835)         (6,008,544)               (396,195)
 Other transactions                                  (1,539)              (1,432)             (1,935)                     (1)
 Death benefits                                    (921,652)          (1,141,586)           (597,607)                 (1,002)
 Net annuity transactions                               (63)             (15,934)             (1,250)                     --
                                             --------------       --------------       -------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               (6,474,630)         (18,300,367)         (3,278,431)              1,999,367
                                             --------------       --------------       -------------            ------------
 Net increase (decrease) in net assets          (12,167,821)         (23,725,020)         (4,309,871)              1,323,917
NET ASSETS:
 Beginning of year                               76,122,223           85,178,146          47,687,718               2,681,921
                                             --------------       --------------       -------------            ------------
 End of year                                    $63,954,402          $61,453,126         $43,377,847              $4,005,838
                                             ==============       ==============       =============            ============

                                             INVESCO V.I.
                                            BALANCED RISK           INVESCO V.I.          AMERICAN CENTURY VP
                                              ALLOCATION              DIVIDEND                  MID CAP
                                                 FUND                GROWTH FUND              VALUE FUND
                                          SUB-ACCOUNT (3)(4)     SUB-ACCOUNT (3)(5)         SUB-ACCOUNT (6)
--------------------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $18,508                  $13                       $65
 Net realized gain (loss) on security
  transactions                                    (84,718)                (708)                       (5)
 Net realized gain on distributions               187,141                   --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (7,916)                 596                       586
                                             ------------              -------                 ---------
 Net increase (decrease) in net assets
  resulting from operations                       113,015                  (99)                      646
                                             ------------              -------                 ---------
UNIT TRANSACTIONS:
 Purchases                                        136,886                   --                    11,037
 Net transfers                                  1,375,161                   --                     7,842
 Surrenders for benefit payments and
  fees                                            (96,931)                (324)                       --
 Other transactions                                    --                   --                        (1)
 Death benefits                                      (362)                  --                        --
 Net annuity transactions                              --                   --                        --
                                             ------------              -------                 ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              1,414,754                 (324)                   18,878
                                             ------------              -------                 ---------
 Net increase (decrease) in net assets          1,527,769                 (423)                   19,524
NET ASSETS:
 Beginning of year                              1,289,207                6,102                        --
                                             ------------              -------                 ---------
 End of year                                   $2,816,976               $5,679                   $19,524
                                             ============              =======                 =========

(2) Effective April 29, 2011 Invesco Van Kampen V.I. International Growth Equity Fund merged with Invesco V.I. International Growth Fund.

(3)  Funded as of April 29, 2011.

(4) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

(5) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

(6)  Funded as of July 22, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                            AMERICAN FUNDS
                                    AMERICAN FUNDS              GLOBAL
                                        GLOBAL                GROWTH AND
                                      BOND FUND              INCOME FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $829,857                $820,764
 Net realized gain (loss) on
  security transactions                    464,358              (3,103,267)
 Net realized gain on
  distributions                            464,806                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              435,991              (4,397,884)
                                    --------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,195,012              (6,680,387)
                                    --------------          --------------
UNIT TRANSACTIONS:
 Purchases                                 710,626                 525,235
 Net transfers                           8,236,418              (7,213,977)
 Surrenders for benefit
  payments and fees                    (12,878,722)            (10,830,671)
 Other transactions                            314                    (709)
 Death benefits                         (1,226,373)             (1,140,896)
 Net annuity transactions                   18,446                  19,034
                                    --------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,139,291)            (18,641,984)
                                    --------------          --------------
 Net increase (decrease) in
  net assets                            (2,944,279)            (25,322,371)
NET ASSETS:
 Beginning of year                      88,889,078             114,813,629
                                    --------------          --------------
 End of year                           $85,944,799             $89,491,258
                                    ==============          ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        AMERICAN FUNDS
                                  AMERICAN FUNDS          BLUE CHIP                                 AMERICAN FUNDS
                                      ASSET               INCOME AND          AMERICAN FUNDS            GLOBAL
                                 ALLOCATION FUND         GROWTH FUND            BOND FUND            GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(76,277)            $(217,570)           $3,146,910             $(488,377)
 Net realized gain (loss) on
  security transactions               3,955,062              (637,077)           (1,209,467)            1,867,745
 Net realized gain on
  distributions                              --                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (4,878,924)           (2,385,353)           10,061,982           (10,730,586)
                                   ------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (1,000,139)           (3,240,000)           11,999,425            (9,351,218)
                                   ------------          ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                            1,617,507               679,092             1,696,936               376,732
 Net transfers                       (1,729,838)           (2,141,536)           (4,546,571)           (4,508,058)
 Surrenders for benefit
  payments and fees                 (45,803,030)          (19,030,212)          (50,450,342)          (13,372,100)
 Other transactions                       7,725                (1,616)                 (758)               (2,551)
 Death benefits                      (6,478,307)           (2,311,940)           (4,477,468)           (1,527,161)
 Net annuity transactions               (52,240)               12,605                30,378                (7,210)
                                   ------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (52,438,183)          (22,793,607)          (57,747,825)          (19,040,348)
                                   ------------          ------------          ------------          ------------
 Net increase (decrease) in
  net assets                        (53,438,322)          (26,033,607)          (45,748,400)          (28,391,566)
NET ASSETS:
 Beginning of year                  313,497,451           139,307,202           317,448,285           105,252,865
                                   ------------          ------------          ------------          ------------
 End of year                       $260,059,129          $113,273,595          $271,699,885           $76,861,299
                                   ============          ============          ============          ============


                               AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS
                                GROWTH FUND         GROWTH-INCOME FUND     INTERNATIONAL FUND
                                SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)    $(9,207,519)            $(2,087,420)             $(209,219)
 Net realized gain (loss) on
  security transactions             (999,646)             (7,332,087)            (1,879,646)
 Net realized gain on
  distributions                           --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year    (30,497,439)            (13,047,311)           (29,374,026)
                               -------------           -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                     (40,704,604)            (22,466,818)           (31,462,891)
                               -------------           -------------          -------------
UNIT TRANSACTIONS:
 Purchases                         3,482,704               2,798,968                971,889
 Net transfers                   (38,084,913)            (23,089,069)            (5,093,693)
 Surrenders for benefit
  payments and fees             (112,437,193)            (92,344,666)           (27,153,072)
 Other transactions                  (13,904)                 (2,499)                (9,981)
 Death benefits                  (11,507,422)            (11,827,225)            (3,449,145)
 Net annuity transactions            (95,865)                 10,590                 23,441
                               -------------           -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions             (158,656,593)           (124,453,901)           (34,710,561)
                               -------------           -------------          -------------
 Net increase (decrease) in
  net assets                    (199,361,197)           (146,920,719)           (66,173,452)
NET ASSETS:
 Beginning of year               854,449,095             745,868,391            235,548,420
                               -------------           -------------          -------------
 End of year                    $655,087,898            $598,947,672           $169,374,968
                               =============           =============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                     AMERICAN FUNDS             GLOBAL SMALL
                                     NEW WORLD FUND         CAPITALIZATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(224,231)                $(373,718)
 Net realized gain (loss) on
  security transactions                     973,623                  (705,306)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (16,353,594)              (15,960,813)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (15,604,202)              (17,039,837)
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  676,308                   396,153
 Net transfers                           (9,353,290)               (7,874,383)
 Surrenders for benefit
  payments and fees                     (14,817,526)              (11,694,223)
 Other transactions                           6,754                     1,003
 Death benefits                          (1,368,981)               (1,101,463)
 Net annuity transactions                    12,402                    15,312
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (24,844,333)              (20,257,601)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (40,448,535)              (37,297,438)
NET ASSETS:
 Beginning of year                      116,824,292                97,862,424
                                     --------------            --------------
 End of year                            $76,375,757               $60,564,986
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      STERLING              STERLING             STERLING              STERLING
                                  CAPITAL STRATEGIC      CAPITAL SELECT      CAPITAL SPECIAL        CAPITAL TOTAL
                                ALLOCATION EQUITY VIF      EQUITY VIF       OPPORTUNITIES VIF      RETURN BOND VIF
                                   SUB-ACCOUNT (7)       SUB-ACCOUNT (8)     SUB-ACCOUNT (9)       SUB-ACCOUNT (10)
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(42)                  $(8)              $(35,275)              $20,292
 Net realized gain (loss) on
  security transactions                     80                    51                 25,041                  (217)
 Net realized gain on
  distributions                             --                    --                 81,911                35,711
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (351)                 (153)              (185,422)              (11,864)
                                       -------               -------           ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (313)                 (110)              (113,745)               43,922
                                       -------               -------           ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                  --                    --                  3,159                   104
 Net transfers                             188                    --                (64,798)               19,752
 Surrenders for benefit
  payments and fees                       (450)                  (11)               (49,358)              (31,761)
 Other transactions                         --                     1                     (1)                  101
 Death benefits                             --                  (244)                  (184)               (4,419)
 Net annuity transactions                   --                    --                     --                    --
                                       -------               -------           ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (262)                 (254)              (111,182)              (16,223)
                                       -------               -------           ------------          ------------
 Net increase (decrease) in
  net assets                              (575)                 (364)              (224,927)               27,699
NET ASSETS:
 Beginning of year                       4,193                 2,564              2,299,638               988,122
                                       -------               -------           ------------          ------------
 End of year                            $3,618                $2,200             $2,074,711            $1,015,821
                                       =======               =======           ============          ============

                                 COLUMBIA VARIABLE       WELLS FARGO
                                   PORTFOLIO --          ADVANTAGE VT         FIDELITY VIP
                                   SMALL COMPANY            OMEGA                GROWTH
                                    GROWTH FUND          GROWTH FUND           PORTFOLIO
                                 SUB-ACCOUNT (11)        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(157,869)           $(10,863)             $(14,704)
 Net realized gain (loss) on
  security transactions                 (155,359)             (2,587)                7,747
 Net realized gain on
  distributions                               --               5,631                 3,044
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (166,610)            (53,252)              (36,532)
                                   -------------          ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (479,838)            (61,071)              (40,445)
                                   -------------          ----------          ------------
UNIT TRANSACTIONS:
 Purchases                                 6,068                  --                65,986
 Net transfers                          (741,107)            100,512               364,318
 Surrenders for benefit
  payments and fees                   (1,172,757)             (6,188)              (54,021)
 Other transactions                          116                  (1)                    1
 Death benefits                          (98,730)            (18,799)               (5,560)
 Net annuity transactions                     --                  --                    --
                                   -------------          ----------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (2,006,410)             75,524               370,724
                                   -------------          ----------          ------------
 Net increase (decrease) in
  net assets                          (2,486,248)             14,453               330,279
NET ASSETS:
 Beginning of year                     8,655,002             576,987               688,687
                                   -------------          ----------          ------------
 End of year                          $6,168,754            $591,440            $1,018,966
                                   =============          ==========          ============

(7)  Formerly BB&T Capital Manager Equity VIF. Change effective February 1,
     2011.

(8)  Formerly BB&T Select Equity VIF. Change effective February 1, 2011.

(9) Formerly BB&T Special Opportunities Equity VIF. Change effective February 1, 2011.

(10) Formerly BB&T Total Return Bond VIF. Change effective February 1, 2011.

(11) Formerly Columbia Small Company Growth VS Fund. Change effective May 2,
     2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                FIDELITY VIP        FIDELITY VIP
                                CONTRAFUND(R)         MID CAP
                                  PORTFOLIO          PORTFOLIO
                                 SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(207,284)         $(279,663)
 Net realized gain (loss) on
  security transactions              124,029            253,646
 Net realized gain on
  distributions                           --             30,004
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (967,339)        (2,163,136)
                                 -----------        -----------
 Net increase (decrease) in
  net assets resulting from
  operations                      (1,050,594)        (2,159,149)
                                 -----------        -----------
UNIT TRANSACTIONS:
 Purchases                         1,393,528            564,960
 Net transfers                     1,018,672             21,629
 Surrenders for benefit
  payments and fees                 (988,545)          (742,326)
 Other transactions                     (231)                (9)
 Death benefits                     (132,758)          (127,808)
 Net annuity transactions             83,560             21,727
                                 -----------        -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                1,374,226           (261,827)
                                 -----------        -----------
 Net increase (decrease) in
  net assets                         323,632         (2,420,976)
NET ASSETS:
 Beginning of year                21,142,827         18,010,375
                                 -----------        -----------
 End of year                     $21,466,459        $15,589,399
                                 ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        FIDELITY VIP                                 FRANKLIN
                                   FIDELITY VIP       DYNAMIC CAPITAL       FIDELITY VIP              RISING
                                 VALUE STRATEGIES       APPRECIATION      STRATEGIC INCOME          DIVIDENDS
                                    PORTFOLIO            PORTFOLIO            PORTFOLIO          SECURITIES FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(9,888)            $(3,636)               $974                $(622,921)
 Net realized gain (loss) on
  security transactions                  2,063              12,724                   5                    7,164
 Net realized gain on
  distributions                             --                  --                 497                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (149,608)            (24,061)               (861)              12,966,134
                                    ----------            --------             -------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          (157,433)            (14,973)                615               12,350,377
                                    ----------            --------             -------             ------------
UNIT TRANSACTIONS:
 Purchases                              29,147               3,157               8,556                1,287,995
 Net transfers                         225,190              (1,793)              4,093               (1,600,690)
 Surrenders for benefit
  payments and fees                    (98,848)            (11,417)                (95)             (34,016,469)
 Other transactions                       (102)                 --                  --                   (1,458)
 Death benefits                             --                  --                  --               (4,619,025)
 Net annuity transactions               27,501                  --                  --                   (6,564)
                                    ----------            --------             -------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    182,888             (10,053)             12,554              (38,956,211)
                                    ----------            --------             -------             ------------
 Net increase (decrease) in
  net assets                            25,455             (25,026)             13,169              (26,605,834)
NET ASSETS:
 Beginning of year                   1,220,708             196,373              13,216              314,415,455
                                    ----------            --------             -------             ------------
 End of year                        $1,246,163            $171,347             $26,385             $287,809,621
                                    ==========            ========             =======             ============

                                                           FRANKLIN               FRANKLIN
                                  FRANKLIN                 LARGE CAP               GLOBAL
                                   INCOME                   GROWTH              REAL ESTATE
                               SECURITIES FUND          SECURITIES FUND       SECURITIES FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $38,569,431               $(575,970)              $80,566
 Net realized gain (loss) on
  security transactions           (12,111,090)                  2,401               (51,508)
 Net realized gain on
  distributions                            --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (19,047,999)             (1,059,162)             (118,027)
                                -------------             -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        7,410,342              (1,632,731)              (88,969)
                                -------------             -----------            ----------
UNIT TRANSACTIONS:
 Purchases                          4,734,936                 231,201                   293
 Net transfers                    (18,707,066)               (909,086)              (80,655)
 Surrenders for benefit
  payments and fees              (120,447,779)             (8,049,367)             (137,129)
 Other transactions                     7,809                     927                    (1)
 Death benefits                   (18,636,351)               (918,366)              (14,759)
 Net annuity transactions             (50,285)                 (1,356)                 (495)
                                -------------             -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions              (153,098,736)             (9,646,047)             (232,746)
                                -------------             -----------            ----------
 Net increase (decrease) in
  net assets                     (145,688,394)            (11,278,778)             (321,715)
NET ASSETS:
 Beginning of year              1,012,162,002              55,031,262             1,493,387
                                -------------             -----------            ----------
 End of year                     $866,473,608             $43,752,484            $1,171,672
                                =============             ===========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN               FRANKLIN
                                    SMALL-MID CAP             SMALL CAP
                                        GROWTH                  VALUE
                                   SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,709,155)             $(190,149)
 Net realized gain (loss) on
  security transactions                  2,238,172                303,628
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (6,349,570)            (1,119,537)
                                    --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (5,820,553)            (1,006,058)
                                    --------------          -------------
UNIT TRANSACTIONS:
 Purchases                                 452,631                284,624
 Net transfers                          (3,129,447)               273,795
 Surrenders for benefit
  payments and fees                    (14,323,416)            (1,810,060)
 Other transactions                            896                   (579)
 Death benefits                         (1,204,959)              (178,464)
 Net annuity transactions                   10,036                  4,013
                                    --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (18,194,259)            (1,426,671)
                                    --------------          -------------
 Net increase (decrease) in
  net assets                           (24,014,812)            (2,432,729)
NET ASSETS:
 Beginning of year                     103,713,304             18,685,692
                                    --------------          -------------
 End of year                           $79,698,492            $16,252,963
                                    ==============          =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     FRANKLIN                                      TEMPLETON
                                     STRATEGIC                                    DEVELOPING              TEMPLETON
                                      INCOME              MUTUAL SHARES             MARKETS                FOREIGN
                                  SECURITIES FUND        SECURITIES FUND        SECURITIES FUND        SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $12,258,298             $2,417,660              $(475,763)             $(145,134)
 Net realized gain (loss) on
  security transactions                2,255,145             (8,728,325)               885,609               (982,795)
 Net realized gain on
  distributions                               --                     --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (11,659,183)            (5,091,935)           (13,379,910)           (17,388,890)
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           2,854,260            (11,402,600)           (12,970,064)           (18,516,819)
                                   -------------          -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                             2,066,382              3,321,603                629,550              1,362,113
 Net transfers                         8,766,719            (19,057,148)            (9,729,588)             1,812,161
 Surrenders for benefit
  payments and fees                  (42,474,744)           (59,294,178)            (8,680,463)           (22,760,468)
 Other transactions                          228                  1,558                    615                    444
 Death benefits                       (4,926,923)            (8,677,302)              (694,420)            (2,884,950)
 Net annuity transactions                157,737                 68,543                 (4,083)               (11,879)
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (36,410,601)           (83,636,924)           (18,478,389)           (22,482,579)
                                   -------------          -------------          -------------          -------------
 Net increase (decrease) in
  net assets                         (33,556,341)           (95,039,524)           (31,448,453)           (40,999,398)
NET ASSETS:
 Beginning of year                   290,735,591            492,841,333             87,667,747            180,227,519
                                   -------------          -------------          -------------          -------------
 End of year                        $257,179,250           $397,801,809            $56,219,294           $139,228,121
                                   =============          =============          =============          =============

                                                                                   FRANKLIN
                                     TEMPLETON               MUTUAL                FLEX CAP
                                      GROWTH            GLOBAL DISCOVERY            GROWTH
                                  SECURITIES FUND        SECURITIES FUND       SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(1,120,416)              $605,432             $(393,686)
 Net realized gain (loss) on
  security transactions              (14,790,669)              (490,685)              369,724
 Net realized gain on
  distributions                               --              2,939,785                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (7,063,973)            (9,408,688)           (1,302,302)
                                   -------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (22,975,058)            (6,354,156)           (1,326,264)
                                   -------------          -------------          ------------
UNIT TRANSACTIONS:
 Purchases                             2,085,092                595,793               163,684
 Net transfers                       (12,691,465)            (5,093,854)             (295,778)
 Surrenders for benefit
  payments and fees                  (37,814,089)           (16,485,363)           (2,186,470)
 Other transactions                         (196)                 1,652                  (489)
 Death benefits                       (5,686,304)            (1,998,048)             (652,974)
 Net annuity transactions                (18,631)               183,896                (1,395)
                                   -------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (54,125,593)           (22,795,924)           (2,973,422)
                                   -------------          -------------          ------------
 Net increase (decrease) in
  net assets                         (77,100,651)           (29,150,080)           (4,299,686)
NET ASSETS:
 Beginning of year                   318,345,347            155,194,908            23,893,700
                                   -------------          -------------          ------------
 End of year                        $241,244,696           $126,044,828           $19,594,014
                                   =============          =============          ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       FRANKLIN
                                       LARGE CAP                TEMPLETON
                                         VALUE                 GLOBAL BOND
                                    SECURITIES FUND          SECURITIES FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(47,815)                $783,788
 Net realized gain (loss) on
  security transactions                     88,250                  (24,575)
 Net realized gain on
  distributions                                 --                  132,044
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (683,984)              (1,532,738)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (643,549)                (641,481)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  17,768                1,344,908
 Net transfers                             394,200                1,522,310
 Surrenders for benefit
  payments and fees                     (1,316,584)              (1,285,791)
 Other transactions                            411                    1,319
 Death benefits                           (119,172)                (151,398)
 Net annuity transactions                       --                    6,179
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,023,377)               1,437,527
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (1,666,926)                 796,046
NET ASSETS:
 Beginning of year                       9,468,209               19,526,811
                                     -------------            -------------
 End of year                            $7,801,283              $20,322,857
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      HARTFORD             HARTFORD             HARTFORD
                                 HARTFORD              TOTAL               CAPITAL              DIVIDEND
                                 ADVISERS           RETURN BOND          APPRECIATION          AND GROWTH
                                 HLS FUND             HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(82,596)         $(2,473,435)         $(1,308,733)            $436,524
 Net realized gain (loss) on
  security transactions             (353,602)             350,705              821,014              902,334
 Net realized gain on
  distributions                           --                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        393,148           10,850,571          (19,706,869)          (1,792,060)
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (43,050)           8,727,841          (20,194,588)            (453,202)
                               -------------       --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           201,095            7,270,085            5,637,508            4,582,422
 Net transfers                       233,157            2,601,967            5,887,448            1,211,290
 Surrenders for benefit
  payments and fees               (2,321,444)         (14,434,836)         (11,997,133)          (8,478,282)
 Other transactions                       31                 (607)               7,863                5,823
 Death benefits                     (310,426)          (1,700,521)          (1,820,649)          (1,064,322)
 Net annuity transactions             72,858              135,649              128,833               (2,487)
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,124,729)          (6,128,263)          (2,156,130)          (3,745,556)
                               -------------       --------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (2,167,779)           2,599,578          (22,350,718)          (4,198,758)
NET ASSETS:
 Beginning of year                17,960,669          163,828,468          162,240,133          109,673,027
                               -------------       --------------       --------------       --------------
 End of year                     $15,792,890         $166,428,046         $139,889,415         $105,474,269
                               =============       ==============       ==============       ==============


                                     HARTFORD               HARTFORD              HARTFORD
                                  GLOBAL RESEARCH          HEALTHCARE           GLOBAL GROWTH
                                     HLS FUND               HLS FUND              HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (12)         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(7,344)              $(4,127)              $(10,758)
 Net realized gain (loss) on
  security transactions                   7,341                 7,563                (88,045)
 Net realized gain on
  distributions                              --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (45,150)               18,808                 (9,002)
                                    -----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (45,153)               22,244               (107,805)
                                    -----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                2,000                    --                 14,401
 Net transfers                          (37,249)                1,282                  7,461
 Surrenders for benefit
  payments and fees                     (33,236)              (75,733)              (197,630)
 Other transactions                          --                     1                   (587)
 Death benefits                              --                    --                 (3,995)
 Net annuity transactions                    --                    --                     --
                                    -----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (68,485)              (74,450)              (180,350)
                                    -----------            ----------            -----------
 Net increase (decrease) in
  net assets                           (113,638)              (52,206)              (288,155)
NET ASSETS:
 Beginning of year                      472,123               310,998                847,930
                                    -----------            ----------            -----------
 End of year                           $358,485              $258,792               $559,775
                                    ===========            ==========            ===========

(12) Formerly Hartford Global Health HLS Fund. Change effective August 5, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 HARTFORD
                                DISCIPLINED             HARTFORD
                                  EQUITY                 GROWTH
                                 HLS FUND               HLS FUND
                                SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(36,533)             $(14,173)
 Net realized gain (loss) on
  security transactions             122,554                22,772
 Net realized gain on
  distributions                          --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (131,272)             (125,680)
                                -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        (45,251)             (117,081)
                                -----------            ----------
UNIT TRANSACTIONS:
 Purchases                        1,002,886                58,835
 Net transfers                      243,030                76,356
 Surrenders for benefit
  payments and fees                (596,710)              (26,096)
 Other transactions                     175                    38
 Death benefits                    (210,208)                   --
 Net annuity transactions             3,656                    --
                                -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 442,829               109,133
                                -----------            ----------
 Net increase (decrease) in
  net assets                        397,578                (7,948)
NET ASSETS:
 Beginning of year               11,959,231             1,069,501
                                -----------            ----------
 End of year                    $12,356,809            $1,061,553
                                ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD                                                          HARTFORD
                                  GROWTH                 HARTFORD             HARTFORD          INTERNATIONAL
                               OPPORTUNITIES            HIGH YIELD             INDEX            OPPORTUNITIES
                                 HLS FUND                HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(464,309)              $575,439              $2,384             $(149,570)
 Net realized gain (loss) on
  security transactions             571,279                 38,223             (51,599)              111,256
 Net realized gain on
  distributions                          --                     --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year    (3,184,910)              (423,245)             67,290            (1,361,993)
                                -----------             ----------            --------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                     (3,077,940)               190,417              18,075            (1,400,307)
                                -----------             ----------            --------            ----------
UNIT TRANSACTIONS:
 Purchases                        1,920,573                996,566             188,000               517,560
 Net transfers                      128,179              1,341,978              (9,474)               99,594
 Surrenders for benefit
  payments and fees              (1,487,604)              (373,000)            (90,090)             (937,409)
 Other transactions                   3,936                      8                  --                    17
 Death benefits                    (368,019)              (123,556)            (11,997)             (163,198)
 Net annuity transactions                --                     --                  --                18,385
                                -----------             ----------            --------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 197,065              1,841,996              76,439              (465,051)
                                -----------             ----------            --------            ----------
 Net increase (decrease) in
  net assets                     (2,880,875)             2,032,413              94,514            (1,865,358)
NET ASSETS:
 Beginning of year               31,234,642              6,324,090             390,750             9,734,896
                                -----------             ----------            --------            ----------
 End of year                    $28,353,767             $8,356,503            $485,264            $7,869,538
                                ===========             ==========            ========            ==========

                                     HARTFORD
                                  SMALL/MID CAP            HARTFORD             HARTFORD
                                      EQUITY                MIDCAP            MIDCAP VALUE
                                     HLS FUND              HLS FUND             HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(44,206)             $(19,696)             $(6,351)
 Net realized gain (loss) on
  security transactions                 35,873                39,081               16,346
 Net realized gain on
  distributions                        194,577                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (284,876)             (150,826)             (42,073)
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (98,632)             (131,441)             (32,078)
                                    ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                              32,731                 5,346                  687
 Net transfers                         193,622               (62,440)              54,016
 Surrenders for benefit
  payments and fees                   (145,939)             (436,136)            (152,545)
 Other transactions                        157                  (688)                  --
 Death benefits                       (129,039)              (24,324)              (3,737)
 Net annuity transactions                   --                18,285                   --
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (48,468)             (499,957)            (101,579)
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets                          (147,100)             (631,398)            (133,657)
NET ASSETS:
 Beginning of year                   2,495,390             1,883,647              391,891
                                    ----------            ----------            ---------
 End of year                        $2,348,290            $1,252,249             $258,234
                                    ==========            ==========            =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                   HARTFORD                HARTFORD
                                 MONEY MARKET           SMALL COMPANY
                                   HLS FUND                HLS FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(4,797,173)             $(96,646)
 Net realized gain (loss) on
  security transactions                      --                80,581
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --              (253,973)
                                ---------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (4,797,173)             (270,038)
                                ---------------          ------------
UNIT TRANSACTIONS:
 Purchases                            9,574,912                35,421
 Net transfers                      138,695,881               194,977
 Surrenders for benefit
  payments and fees                (151,051,990)             (846,225)
 Other transactions                      (5,352)                 (349)
 Death benefits                      (7,877,901)              (75,330)
 Net annuity transactions               (14,799)               10,143
                                ---------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (10,679,249)             (681,363)
                                ---------------          ------------
 Net increase (decrease) in
  net assets                        (15,476,422)             (951,401)
NET ASSETS:
 Beginning of year                  267,244,595             5,273,480
                                ---------------          ------------
 End of year                       $251,768,173            $4,322,079
                                ===============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                              HARTFORD
                                     HARTFORD          HARTFORD            U.S. GOVERNMENT           HARTFORD
                                 SMALLCAP GROWTH         STOCK               SECURITIES               VALUE
                                     HLS FUND          HLS FUND               HLS FUND               HLS FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(25,172)         $(104,070)               $59,063                $2,953
 Net realized gain (loss) on
  security transactions                  20,323           (484,761)               (98,731)               15,480
 Net realized gain on
  distributions                              --                 --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (105,779)           250,772                260,629               (61,754)
                                   ------------      -------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (110,628)          (338,059)               220,961               (43,321)
                                   ------------      -------------          -------------          ------------
UNIT TRANSACTIONS:
 Purchases                               38,781             86,704                773,617                56,160
 Net transfers                        1,262,350             32,799             (1,022,303)              (23,035)
 Surrenders for benefit
  payments and fees                     (74,756)        (2,018,812)              (355,386)              (62,456)
 Other transactions                        (126)            (1,741)                   394                    53
 Death benefits                         (15,375)          (260,450)              (153,174)               (8,814)
 Net annuity transactions                 8,257             17,405                     --                  (726)
                                   ------------      -------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   1,219,131         (2,144,095)              (756,852)              (38,818)
                                   ------------      -------------          -------------          ------------
 Net increase (decrease) in
  net assets                          1,108,503         (2,482,154)              (535,891)              (82,139)
NET ASSETS:
 Beginning of year                    1,013,954         12,723,348              9,334,829             1,422,123
                                   ------------      -------------          -------------          ------------
 End of year                         $2,122,457        $10,241,194             $8,798,938            $1,339,984
                                   ============      =============          =============          ============

                                                         AMERICAN FUNDS
                                                           BLUE CHIP
                                  AMERICAN FUNDS           INCOME AND          AMERICAN FUNDS
                                 ASSET ALLOCATION            GROWTH                 BOND
                                     HLS FUND               HLS FUND              HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(39,789)            $(100,773)              $390,025
 Net realized gain (loss) on
  security transactions                   82,620                16,401                 99,790
 Net realized gain on
  distributions                              995                    --                 10,315
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (140,563)              (99,020)               948,528
                                   -------------          ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (96,737)             (183,392)             1,448,658
                                   -------------          ------------          -------------
UNIT TRANSACTIONS:
 Purchases                               253,530                99,178                804,116
 Net transfers                         1,774,298               (37,520)            (1,123,524)
 Surrenders for benefit
  payments and fees                     (669,773)             (227,006)            (1,708,089)
 Other transactions                            1                    62                     22
 Death benefits                          (17,323)              (20,895)              (534,490)
 Net annuity transactions                     --                    --                 37,023
                                   -------------          ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,340,733              (186,181)            (2,524,942)
                                   -------------          ------------          -------------
 Net increase (decrease) in
  net assets                           1,243,996              (369,573)            (1,076,284)
NET ASSETS:
 Beginning of year                    12,155,873             6,150,898             33,538,046
                                   -------------          ------------          -------------
 End of year                         $13,399,869            $5,781,325            $32,461,762
                                   =============          ============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                            AMERICAN FUNDS
                                    AMERICAN FUNDS           GLOBAL GROWTH
                                     GLOBAL BOND              AND INCOME
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $22,364                  $78,326
 Net realized gain (loss) on
  security transactions                    24,527                  284,693
 Net realized gain on
  distributions                            32,912                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              39,487               (1,320,251)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              119,290                 (957,232)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 41,358                  110,311
 Net transfers                            151,805                 (568,929)
 Surrenders for benefit
  payments and fees                      (246,013)                (527,416)
 Other transactions                          (255)                      28
 Death benefits                           (61,797)                (192,493)
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (114,902)              (1,178,499)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                                4,388               (2,135,731)
NET ASSETS:
 Beginning of year                      4,696,215               14,565,144
                                     ------------            -------------
 End of year                           $4,700,603              $12,429,413
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           AMERICAN FUNDS
                                   AMERICAN FUNDS           GLOBAL SMALL            AMERICAN FUNDS           AMERICAN FUNDS
                                   GLOBAL GROWTH           CAPITALIZATION               GROWTH                GROWTH-INCOME
                                      HLS FUND                HLS FUND                 HLS FUND                 HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(22,162)                $(31,369)               $(888,355)               $(487,869)
 Net realized gain (loss) on
  security transactions                  110,022                  111,971                  797,104                  244,017
 Net realized gain on
  distributions                               --                   55,196                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (522,744)              (2,305,763)              (3,191,048)                (917,323)
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (434,884)              (2,169,965)              (3,282,299)              (1,161,175)
                                    ------------            -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                56,823                  254,606                2,812,844                1,047,655
 Net transfers                           150,665                   38,407                 (398,321)                (452,215)
 Surrenders for benefit
  payments and fees                     (232,704)                (411,821)              (2,784,888)              (1,356,543)
 Other transactions                          (89)                     (96)                  (1,385)                    (225)
 Death benefits                          (44,974)                (104,661)                (537,796)                (257,375)
 Net annuity transactions                 26,646                   29,703                   77,720                   25,766
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (43,633)                (193,862)                (831,826)                (992,937)
                                    ------------            -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            (478,517)              (2,363,827)              (4,114,125)              (2,154,112)
NET ASSETS:
 Beginning of year                     4,200,789               10,690,711               56,818,498               30,882,153
                                    ------------            -------------            -------------            -------------
 End of year                          $3,722,272               $8,326,884              $52,704,373              $28,728,041
                                    ============            =============            =============            =============

                                                                                        HARTFORD
                                   AMERICAN FUNDS           AMERICAN FUNDS             PORTFOLIO
                                    INTERNATIONAL              NEW WORLD              DIVERSIFIER
                                      HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (13)
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $54,414                 $(43,643)                $14,460
 Net realized gain (loss) on
  security transactions                    80,816                  182,817                    (437)
 Net realized gain on
  distributions                                --                       --                  12,929
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (6,056,853)              (1,753,205)               (140,613)
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (5,921,623)              (1,614,031)               (113,661)
                                    -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              2,161,638                  747,829               5,808,081
 Net transfers                          4,614,512               (1,002,395)              1,776,189
 Surrenders for benefit
  payments and fees                    (1,791,341)                (353,889)                (47,150)
 Other transactions                         1,999                      388                    (618)
 Death benefits                          (440,201)                 (96,830)                     --
 Net annuity transactions                  18,130                       --                      --
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     4,564,737                 (704,897)              7,536,502
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets                           (1,356,886)              (2,318,928)              7,422,841
NET ASSETS:
 Beginning of year                     35,916,769               10,192,701                      --
                                    -------------            -------------            ------------
 End of year                          $34,559,883               $7,873,773              $7,422,841
                                    =============            =============            ============

(13) Funded as of June 22, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HUNTINGTON VA         HUNTINGTON VA
                                       INCOME               DIVIDEND
                                    EQUITY FUND           CAPTURE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $31,721              $126,496
 Net realized gain (loss) on
  security transactions                     (623)             (117,761)
 Net realized gain on
  distributions                               --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            123,050               338,448
                                    ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             154,148               347,183
                                    ------------          ------------
UNIT TRANSACTIONS:
 Purchases                               127,215                66,454
 Net transfers                            25,082               464,089
 Surrenders for benefit
  payments and fees                     (345,851)             (824,992)
 Other transactions                          (35)                 (120)
 Death benefits                         (192,740)             (222,447)
 Net annuity transactions                     --                    --
                                    ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (386,329)             (517,016)
                                    ------------          ------------
 Net increase (decrease) in
  net assets                            (232,181)             (169,833)
NET ASSETS:
 Beginning of year                     2,841,022             6,813,766
                                    ------------          ------------
 End of year                          $2,608,841            $6,643,933
                                    ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        HUNTINGTON VA          HUNTINGTON VA         HUNTINGTON VA
                                  HUNTINGTON VA            MID CORP                 NEW                 ROTATING
                                   GROWTH FUND           AMERICA FUND          ECONOMY FUND           MARKETS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(33,653)             $(55,782)              $(60,337)             $(21,424)
 Net realized gain (loss) on
  security transactions                   7,575                80,605               (156,961)              (26,813)
 Net realized gain on
  distributions                              --                    --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (80,806)             (191,251)              (304,154)              118,741
                                   ------------          ------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (106,884)             (166,428)              (521,452)               70,504
                                   ------------          ------------          -------------          ------------
UNIT TRANSACTIONS:
 Purchases                               97,927                74,991                 30,700                 8,051
 Net transfers                          117,371              (176,219)              (125,318)              (20,685)
 Surrenders for benefit
  payments and fees                    (249,408)             (509,944)              (376,703)             (125,042)
 Other transactions                        (699)                 (186)                   (45)                    3
 Death benefits                        (123,061)              (67,513)               (39,863)               (1,463)
 Net annuity transactions                    --                    --                     --                    --
                                   ------------          ------------          -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (157,870)             (678,871)              (511,229)             (139,136)
                                   ------------          ------------          -------------          ------------
 Net increase (decrease) in
  net assets                           (264,754)             (845,299)            (1,032,681)              (68,632)
NET ASSETS:
 Beginning of year                    2,648,146             4,680,851              4,179,212             1,463,766
                                   ------------          ------------          -------------          ------------
 End of year                         $2,383,392            $3,835,552             $3,146,531            $1,395,134
                                   ============          ============          =============          ============

                                   HUNTINGTON VA                               HUNTINGTON VA
                                   INTERNATIONAL         HUNTINGTON VA            MORTGAGE
                                    EQUITY FUND          MACRO 100 FUND       SECURITIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(22,218)             $(12,097)              $13,835
 Net realized gain (loss) on
  security transactions                    2,835               (34,060)               19,517
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (595,499)               12,562                86,664
                                   -------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (614,882)              (33,595)              120,016
                                   -------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                               144,031               121,044                90,446
 Net transfers                            27,833                (1,928)              201,111
 Surrenders for benefit
  payments and fees                     (448,232)             (141,011)             (305,016)
 Other transactions                          (52)                  (15)                   --
 Death benefits                         (225,765)               (9,916)             (138,680)
 Net annuity transactions                     --                    --                    --
                                   -------------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (502,185)              (31,826)             (152,139)
                                   -------------          ------------          ------------
 Net increase (decrease) in
  net assets                          (1,117,067)              (65,421)              (32,123)
NET ASSETS:
 Beginning of year                     5,294,304             1,372,231             3,164,414
                                   -------------          ------------          ------------
 End of year                          $4,177,237            $1,306,810            $3,132,291
                                   =============          ============          ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                            LORD ABBETT
                                    HUNTINGTON VA           FUNDAMENTAL
                                      SITUS FUND            EQUITY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(99,476)                $(114)
 Net realized gain (loss) on
  security transactions                   124,392                 2,678
 Net realized gain on
  distributions                                --                25,365
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (143,908)                8,475
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (118,992)               36,404
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 66,125               716,082
 Net transfers                            (90,904)               50,477
 Surrenders for benefit
  payments and fees                      (670,160)               (1,944)
 Other transactions                           (67)                  (85)
 Death benefits                           (85,498)                   --
 Net annuity transactions                      --                    --
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (780,504)              764,530
                                     ------------            ----------
 Net increase (decrease) in
  net assets                             (899,496)              800,934
NET ASSETS:
 Beginning of year                      6,324,808                46,909
                                     ------------            ----------
 End of year                           $5,425,312              $847,843
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     LORD ABBETT
                                    LORD ABBETT              LORD ABBETT              GROWTH AND
                                 CAPITAL STRUCTURE         BOND DEBENTURE               INCOME           MFS(R) CORE
                                        FUND                    FUND                     FUND           EQUITY SERIES
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $32,546                 $549,638                $(24,074)           $(58,315)
 Net realized gain (loss) on
  security transactions                    1,943                   51,934                  42,216            (250,183)
 Net realized gain on
  distributions                               --                   96,935                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (86,859)                (335,431)               (233,567)            126,380
                                    ------------            -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (52,370)                 363,076                (215,425)           (182,118)
                                    ------------            -------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                               145,889                  153,883                   2,299              26,678
 Net transfers                           356,941                 (306,546)                 18,248             454,976
 Surrenders for benefit
  payments and fees                     (120,347)                (727,678)               (142,542)         (1,207,141)
 Other transactions                            1                      792                      --                 711
 Death benefits                          (17,768)                (226,326)                     --            (284,455)
 Net annuity transactions                     --                       --                      --             (84,868)
                                    ------------            -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      364,716               (1,105,875)               (121,995)         (1,094,099)
                                    ------------            -------------            ------------       -------------
 Net increase (decrease) in
  net assets                             312,346                 (742,799)               (337,420)         (1,276,217)
NET ASSETS:
 Beginning of year                     2,149,836               14,179,268               3,003,789           7,183,207
                                    ------------            -------------            ------------       -------------
 End of year                          $2,462,182              $13,436,469              $2,666,369          $5,906,990
                                    ============            =============            ============       =============


                                    MFS(R) GROWTH       MFS(R) GLOBAL        MFS(R) HIGH
                                       SERIES           EQUITY SERIES       INCOME SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(316,942)           $(71,227)          $5,318,926
 Net realized gain (loss) on
  security transactions                   526,888             204,301            1,789,105
 Net realized gain on
  distributions                                --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (620,338)           (566,898)          (5,309,560)
                                    -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (410,392)           (433,824)           1,798,471
                                    -------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                139,844              38,885              291,063
 Net transfers                          1,907,036             919,506               98,458
 Surrenders for benefit
  payments and fees                    (3,117,796)         (1,439,601)         (13,480,764)
 Other transactions                        (3,329)             (2,963)                (526)
 Death benefits                          (274,788)           (184,590)          (1,163,732)
 Net annuity transactions                  26,835                (730)              16,739
                                    -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,322,198)           (669,493)         (14,238,762)
                                    -------------       -------------       --------------
 Net increase (decrease) in
  net assets                           (1,732,590)         (1,103,317)         (12,440,291)
NET ASSETS:
 Beginning of year                     20,809,080           7,529,613           83,392,896
                                    -------------       -------------       --------------
 End of year                          $19,076,490          $6,426,296          $70,952,605
                                    =============       =============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                 MFS(R) INVESTORS
                                      GROWTH           MFS(R) INVESTORS
                                   STOCK SERIES          TRUST SERIES
                                    SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(153,885)          $(1,036,028)
 Net realized gain (loss) on
  security transactions                  81,479             1,120,160
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (24,719)           (4,031,044)
                                    -----------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (97,125)           (3,946,912)
                                    -----------          ------------
UNIT TRANSACTIONS:
 Purchases                               27,561               634,316
 Net transfers                           74,027            (3,174,143)
 Surrenders for benefit
  payments and fees                  (2,067,698)          (15,408,386)
 Other transactions                        (681)                  807
 Death benefits                        (303,317)           (2,110,791)
 Net annuity transactions                28,000                 8,137
                                    -----------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (2,242,108)          (20,050,060)
                                    -----------          ------------
 Net increase (decrease) in
  net assets                         (2,339,233)          (23,996,972)
NET ASSETS:
 Beginning of year                   13,639,006           130,100,977
                                    -----------          ------------
 End of year                        $11,299,773          $106,104,005
                                    ===========          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  MFS(R) MID CAP          MFS(R) NEW       MFS(R) TOTAL       MFS(R) VALUE
                                  GROWTH SERIES        DISCOVERY SERIES    RETURN SERIES         SERIES
                                   SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(463,439)          $(1,430,579)        $3,073,081         $(291,904)
 Net realized gain (loss) on
  security transactions                 380,325             3,034,372         (4,127,993)          (61,366)
 Net realized gain on
  distributions                              --             9,054,836                 --           356,636
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (1,742,699)          (18,563,194)         1,110,548        (1,639,593)
                                   ------------          ------------      -------------      ------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (1,825,813)           (7,904,565)            55,636        (1,636,227)
                                   ------------          ------------      -------------      ------------
UNIT TRANSACTIONS:
 Purchases                              138,174               312,553          2,313,175         1,636,417
 Net transfers                       (2,199,212)           (2,799,491)         3,554,526         2,479,869
 Surrenders for benefit
  payments and fees                  (4,176,286)          (10,625,916)       (49,396,840)      (10,673,234)
 Other transactions                        (733)               (6,863)             5,449            (1,595)
 Death benefits                        (469,606)           (1,497,120)        (6,368,361)       (1,062,493)
 Net annuity transactions                   206                47,623            (81,106)            1,419
                                   ------------          ------------      -------------      ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (6,707,457)          (14,569,214)       (49,973,157)       (7,619,617)
                                   ------------          ------------      -------------      ------------
 Net increase (decrease) in
  net assets                         (8,533,270)          (22,473,779)       (49,917,521)       (9,255,844)
NET ASSETS:
 Beginning of year                   29,071,223            90,447,643        395,780,837        95,533,071
                                   ------------          ------------      -------------      ------------
 End of year                        $20,537,953           $67,973,864       $345,863,316       $86,277,227
                                   ============          ============      =============      ============

                                 MFS(R) RESEARCH       MFS(R) RESEARCH        MFS(R) RESEARCH
                                   BOND SERIES       INTERNATIONAL SERIES         SERIES
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $780,876               $46,064               $(49,790)
 Net realized gain (loss) on
  security transactions                435,886              (181,826)               173,681
 Net realized gain on
  distributions                        965,824                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        1,749,653            (2,641,415)              (222,200)
                                   -----------           -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                         3,932,239            (2,777,177)               (98,309)
                                   -----------           -----------            -----------
UNIT TRANSACTIONS:
 Purchases                           2,575,667               102,726                 38,882
 Net transfers                      11,082,290             1,173,778                412,635
 Surrenders for benefit
  payments and fees                (10,114,482)           (2,246,084)              (985,833)
 Other transactions                       (222)                 (370)                  (110)
 Death benefits                     (1,035,686)             (296,352)               (30,992)
 Net annuity transactions               (2,946)                 (526)                    --
                                   -----------           -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  2,504,621            (1,266,828)              (565,418)
                                   -----------           -----------            -----------
 Net increase (decrease) in
  net assets                         6,436,860            (4,044,005)              (663,727)
NET ASSETS:
 Beginning of year                  79,300,456            24,340,466              5,453,876
                                   -----------           -----------            -----------
 End of year                       $85,737,316           $20,296,461             $4,790,149
                                   ===========           ===========            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                 BLACKROCK                 BLACKROCK
                                                  GLOBAL                    GLOBAL
                                           ALLOCATION V.I. FUND     OPPORTUNITIES V.I. FUND
                                             SUB-ACCOUNT (14)             SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                         $378                     $(363)
 Net realized gain (loss) on security
  transactions                                          --                     1,568
 Net realized gain on distributions                    363                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            (601)                   (4,662)
                                                 ---------                 ---------
 Net increase (decrease) in net assets
  resulting from operations                            140                    (3,457)
                                                 ---------                 ---------
UNIT TRANSACTIONS:
 Purchases                                           8,556                        --
 Net transfers                                       9,679                       569
 Surrenders for benefit payments and
  fees                                                  --                    (7,696)
 Other transactions                                     --                        --
 Death benefits                                         --                        --
 Net annuity transactions                               --                        --
                                                 ---------                 ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                  18,235                    (7,127)
                                                 ---------                 ---------
 Net increase (decrease) in net assets              18,375                   (10,584)
NET ASSETS:
 Beginning of year                                      --                    29,387
                                                 ---------                 ---------
 End of year                                       $18,375                   $18,803
                                                 =========                 =========

(14) Funded as of August 5, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                             INVESCO
                                     BLACKROCK               BLACKROCK               UIF MID CAP         VAN KAMPEN V.I.
                                     LARGE CAP                 EQUITY                   GROWTH               MID CAP
                                  GROWTH V.I. FUND       DIVIDEND V.I. FUND           PORTFOLIO            VALUE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT (33)           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(5,271)                   $537                  $(40,902)             $(8,977)
 Net realized gain (loss) on
  security transactions                  15,192                     636                    54,264               39,110
 Net realized gain on
  distributions                             983                     683                     1,214                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        (7,535)                  2,410                  (334,617)             (44,625)
                                     ----------              ----------              ------------          -----------
 Net increase (decrease) in net
  assets resulting from
  operations                              3,369                   4,266                  (320,041)             (14,492)
                                     ----------              ----------              ------------          -----------
UNIT TRANSACTIONS:
 Purchases                                   --                 114,734                    17,754                2,118
 Net transfers                           (4,703)                 10,163                   469,988             (148,946)
 Surrenders for benefit
  payments and fees                     (31,081)                (14,144)                 (220,344)             (29,919)
 Other transactions                          --                      (2)                      (42)                   5
 Death benefits                              --                      --                   (23,606)              (4,781)
 Net annuity transactions                    --                      --                    28,174                   --
                                     ----------              ----------              ------------          -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (35,784)                110,751                   271,924             (181,523)
                                     ----------              ----------              ------------          -----------
 Net increase (decrease) in net
  assets                                (32,415)                115,017                   (48,117)            (196,015)
NET ASSETS:
 Beginning of year                      450,737                      --                 2,711,084              939,652
                                     ----------              ----------              ------------          -----------
 End of year                           $418,322                $115,017                $2,662,967             $743,637
                                     ==========              ==========              ============          ===========

                                                         MORGAN STANLEY      MORGAN STANLEY --
                                  MORGAN STANLEY --        MULTI CAP              MID CAP
                                     FOCUS GROWTH            GROWTH                GROWTH
                                      PORTFOLIO            PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT (16)     SUB-ACCOUNT (17)        SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(50)              $(3,831)              $(1,985)
 Net realized gain (loss) on
  security transactions                   1,366                 7,930                   174
 Net realized gain on
  distributions                              --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          (937)              (21,896)              (28,496)
                                       --------            ----------            ----------
 Net increase (decrease) in net
  assets resulting from
  operations                                379               (17,797)              (30,307)
                                       --------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                   216                   432
 Net transfers                               --                (9,305)              163,528
 Surrenders for benefit
  payments and fees                          --               (25,723)               (9,114)
 Other transactions                         (55)                   --                   (22)
 Death benefits                          (6,839)               (6,863)               (3,629)
 Net annuity transactions                    --                    --                    --
                                       --------            ----------            ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (6,894)              (41,675)              151,195
                                       --------            ----------            ----------
 Net increase (decrease) in net
  assets                                 (6,515)              (59,472)              120,888
NET ASSETS:
 Beginning of year                        6,515               221,757                23,302
                                       --------            ----------            ----------
 End of year                               $ --              $162,285              $144,190
                                       ========            ==========            ==========

(16) Not Funded as of December 31, 2011.

(17) Formerly Morgan Stanley -- Capital Opportunities Portfolio. Change effective April 29, 2011.

(33) Funded as of August 3, 2011. Formerly BlackRock Utilities and Telecommunications V.I. Fund. Change effective October 1, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                                            MTB MANAGED
                                  MORGAN STANLEY --         ALLOCATION
                                   FLEXIBLE INCOME       FUND -- MODERATE
                                      PORTFOLIO              GROWTH II
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $2,007                    $80
 Net realized gain (loss) on
  security transactions                      57                     24
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (635)                (1,230)
                                      ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              1,429                 (1,126)
                                      ---------              ---------
UNIT TRANSACTIONS:
 Purchases                                   --                     --
 Net transfers                           31,614                     --
 Surrenders for benefit
  payments and fees                        (370)                    --
 Other transactions                          --                     --
 Death benefits                              --                     --
 Net annuity transactions                    --                     --
                                      ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      31,244                     --
                                      ---------              ---------
 Net increase (decrease) in
  net assets                             32,673                 (1,126)
NET ASSETS:
 Beginning of year                       43,883                 16,865
                                      ---------              ---------
 End of year                            $76,556                $15,739
                                      =========              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            COLUMBIA VARIABLE                                 COLUMBIA VARIABLE
                                      BLACKROCK               PORTFOLIO --           COLUMBIA VARIABLE          PORTFOLIO --
                                       CAPITAL            MARSICO INTERNATIONAL        PORTFOLIO --            MARSICO FOCUSED
                                APPRECIATION V.I. FUND     OPPORTUNITIES FUND        HIGH INCOME FUND           EQUITIES FUND
                                   SUB-ACCOUNT (15)         SUB-ACCOUNT (18)         SUB-ACCOUNT (19)         SUB-ACCOUNT (20)
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $173                  $(152,815)                $619,045                $(161,130)
 Net realized gain (loss) on
  security transactions                      391                    488,710                   44,629                  575,073
 Net realized gain on
  distributions                            2,504                         --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (3,757)                (2,551,406)                (157,468)                (850,516)
                                      ----------              -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                                (689)                (2,215,511)                 506,206                 (436,573)
                                      ----------              -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               108,360                     13,265                    3,452                    5,730
 Net transfers                            13,617                   (297,608)                  99,881                 (369,689)
 Surrenders for benefit
  payments and fees                      (12,944)                (2,317,629)              (1,771,681)              (1,784,087)
 Other transactions                           (9)                        20                      (37)                     308
 Death benefits                               --                   (106,449)                (189,474)                (210,224)
 Net annuity transactions                     --                         --                       --                    8,000
                                      ----------              -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      109,024                 (2,708,401)              (1,857,859)              (2,349,962)
                                      ----------              -------------            -------------            -------------
 Net increase (decrease) in
  net assets                             108,335                 (4,923,912)              (1,351,653)              (2,786,535)
NET ASSETS:
 Beginning of year                            --                 14,070,397               12,341,363               11,249,183
                                      ----------              -------------            -------------            -------------
 End of year                            $108,335                 $9,146,485              $10,989,710               $8,462,648
                                      ==========              =============            =============            =============

                                 COLUMBIA VARIABLE        COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                    PORTFOLIO --            PORTFOLIO --             PORTFOLIO --
                                  ASSET ALLOCATION             MARSICO               MARSICO 21ST
                                        FUND                 GROWTH FUND             CENTURY FUND
                                  SUB-ACCOUNT (21)        SUB-ACCOUNT (22)         SUB-ACCOUNT (23)
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $20,151                $(155,758)                $(57,752)
 Net realized gain (loss) on
  security transactions                  (72,149)                 842,220                  271,119
 Net realized gain on
  distributions                               --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (50,614)              (1,063,044)                (599,690)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (102,612)                (376,582)                (386,323)
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                    --                   11,623                      600
 Net transfers                           498,490                 (371,405)                (134,171)
 Surrenders for benefit
  payments and fees                     (294,764)              (1,407,706)                (524,520)
 Other transactions                           (9)                     (15)                     (16)
 Death benefits                           (9,475)                (121,503)                 (66,722)
 Net annuity transactions                     --                       --                       --
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      194,242               (1,889,006)                (724,829)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                              91,630               (2,265,588)              (1,111,152)
NET ASSETS:
 Beginning of year                     4,207,927                9,759,600                3,298,915
                                    ------------            -------------            -------------
 End of year                          $4,299,557               $7,494,012               $2,187,763
                                    ============            =============            =============

(15) Funded as of August 3, 2011.

(18) Formerly Columbia Marsico International Opportunities VS Fund. Change effective May 2, 2011.

(19) Formerly Columbia High Yield VS Fund. Change effective May 2, 2011.

(20) Formerly Columbia Marsico Focused Equities VS Fund. Change effective May 2, 2011.

(21) Formerly Columbia Asset Allocation Fund VS. Change effective May 2, 2011.

(22) Formerly Columbia Marsico Growth VS Fund. Change effective May 2, 2011.

(23) Formerly Columbia Marsico 21st Century VS Fund. Change effective May 2,
     2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   COLUMBIA VARIABLE        COLUMBIA VARIABLE
                                     PORTFOLIO --             PORTFOLIO --
                                        MID CAP            DIVERSIFIED EQUITY
                                      GROWTH FUND              INCOME FUND
                                   SUB-ACCOUNT (24)        SUB-ACCOUNT (3)(25)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(271,966)                 $(9,050)
 Net realized gain (loss) on
  security transactions                    960,343               (4,810,974)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,423,284)               3,759,822
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (734,907)              (1,060,202)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  13,513                   10,699
 Net transfers                          (1,078,972)                 (46,187)
 Surrenders for benefit
  payments and fees                     (2,117,707)              (1,952,667)
 Other transactions                            399                      225
 Death benefits                            (76,591)                (281,110)
 Net annuity transactions                       --                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (3,259,358)              (2,269,040)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (3,994,265)              (3,329,242)
NET ASSETS:
 Beginning of year                      14,564,931               13,575,744
                                     -------------            -------------
 End of year                           $10,570,666              $10,246,502
                                     =============            =============

(3)  Funded as of April 29, 2011.

(24) Formerly Columbia Marsico Midcap Growth VS Fund. Change effective May 2, 2011.

(25) Effective April 29, 2011 Columbia Large Cap Value VS Fund merged with Columbia Variable Portfolio -- Diversified Equity Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    OPPENHEIMER                                                             OPPENHEIMER
                                      CAPITAL               OPPENHEIMER             OPPENHEIMER             MAIN STREET
                                   APPRECIATION          GLOBAL SECURITIES          MAIN STREET           SMALL- & MID-CAP
                                      FUND/VA                 FUND/VA                FUND(R)/VA               FUND/VA
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (26)
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(6,610)                $(43,327)               $(11,067)               $(74,519)
 Net realized gain (loss) on
  security transactions                   7,954                  247,204                  13,151                 410,263
 Net realized gain on
  distributions                              --                       --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (18,165)                (952,224)                (36,055)               (500,262)
                                    -----------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (16,821)                (748,347)                (33,971)               (164,518)
                                    -----------            -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                4,233                   59,161                  23,600                  28,877
 Net transfers                          (63,095)                (237,943)                (43,617)               (281,431)
 Surrenders for benefit
  payments and fees                     (32,507)                (400,260)                (69,211)               (294,560)
 Other transactions                           3                   (1,046)                    (18)                      8
 Death benefits                              --                   (3,640)                 (9,705)                (62,004)
 Net annuity transactions                    --                       --                      --                      --
                                    -----------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (91,366)                (583,728)                (98,951)               (609,110)
                                    -----------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets                           (108,187)              (1,332,075)               (132,922)               (773,628)
NET ASSETS:
 Beginning of year                      540,945                7,996,757               1,153,987               6,773,021
                                    -----------            -------------            ------------            ------------
 End of year                           $432,758               $6,664,682              $1,021,065              $5,999,393
                                    ===========            =============            ============            ============


                                   OPPENHEIMER         PUTNAM VT              PUTNAM VT
                                      VALUE           DIVERSIFIED            GLOBAL ASSET
                                     FUND/VA          INCOME FUND          ALLOCATION FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,264)         $1,801,880               $15,244
 Net realized gain (loss) on
  security transactions                    513            (111,209)                  953
 Net realized gain on
  distributions                             --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (11,056)         (2,797,776)              (32,212)
                                    ----------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (11,807)         (1,107,105)              (16,015)
                                    ----------       -------------            ----------
UNIT TRANSACTIONS:
 Purchases                              14,850             791,935                33,983
 Net transfers                          11,933             (26,032)               69,290
 Surrenders for benefit
  payments and fees                    (12,082)         (1,036,259)              (11,900)
 Other transactions                         --                 391                    --
 Death benefits                             --            (237,203)                   --
 Net annuity transactions                   --                  --                    --
                                    ----------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     14,701            (507,168)               91,373
                                    ----------       -------------            ----------
 Net increase (decrease) in
  net assets                             2,894          (1,614,273)               75,358
NET ASSETS:
 Beginning of year                     187,255          21,958,810               627,010
                                    ----------       -------------            ----------
 End of year                          $190,149         $20,344,537              $702,368
                                    ==========       =============            ==========

(26) Formerly Oppenheimer Main Street Small Cap Fund(R)/VA. Change effective April 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     PUTNAM VT             PUTNAM VT
                                   INTERNATIONAL         INTERNATIONAL
                                     VALUE FUND           EQUITY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(246)               $3,374
 Net realized gain (loss) on
  security transactions                    (419)                   56
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (35,479)              (69,649)
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (36,144)              (66,219)
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                               89,372                32,263
 Net transfers                           99,000                40,403
 Surrenders for benefit
  payments and fees                      (5,581)              (13,104)
 Other transactions                         394                    --
 Death benefits                              --                    --
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     183,185                59,562
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            147,041                (6,657)
NET ASSETS:
 Beginning of year                       80,957               301,731
                                     ----------            ----------
 End of year                           $227,998              $295,074
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                   JPMORGAN
                                                        PUTNAM VT                               INSURANCE TRUST
                                   PUTNAM VT            SMALL CAP            PUTNAM VT             CORE BOND
                                 INVESTORS FUND         VALUE FUND          VOYAGER FUND        PORTFOLIO -- 1
                                SUB-ACCOUNT (27)       SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(131)             $(19,931)              $(529)            $3,693,211
 Net realized gain (loss) on
  security transactions                    --                 7,776                  56                671,164
 Net realized gain on
  distributions                            --                    --                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,082               (11,163)            (11,612)               824,078
                                   ----------          ------------          ----------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,951               (23,318)            (12,085)             5,188,453
                                   ----------          ------------          ----------          -------------
UNIT TRANSACTIONS:
 Purchases                                 --                61,382             193,958                253,352
 Net transfers                        386,396             1,898,484             497,642              1,698,343
 Surrenders for benefit
  payments and fees                        --               (19,235)               (229)            (7,693,247)
 Other transactions                        --                    --                   1                    (99)
 Death benefits                            --                (4,645)                 --             (2,029,776)
 Net annuity transactions                  --                    --                  --                     --
                                   ----------          ------------          ----------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   386,396             1,935,986             691,372             (7,771,427)
                                   ----------          ------------          ----------          -------------
 Net increase (decrease) in
  net assets                          391,347             1,912,668             679,287             (2,582,974)
NET ASSETS:
 Beginning of year                         --               310,558              11,236             90,515,342
                                   ----------          ------------          ----------          -------------
 End of year                         $391,347            $2,223,226            $690,523            $87,932,368
                                   ==========          ============          ==========          =============

                                     JPMORGAN               JPMORGAN               JPMORGAN
                                  INSURANCE TRUST        INSURANCE TRUST        INSURANCE TRUST
                                    U.S. EQUITY         INTREPID MID CAP         EQUITY INDEX
                                  PORTFOLIO -- 1         PORTFOLIO -- 1         PORTFOLIO -- 1
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(35,177)              $(72,542)               $57,309
 Net realized gain (loss) on
  security transactions                     (266)               (21,890)              (260,654)
 Net realized gain on
  distributions                               --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (236,733)               (94,563)               401,797
                                   -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (272,176)              (188,995)               198,452
                                   -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                43,298                 52,356                149,110
 Net transfers                          (261,583)              (178,109)            (1,654,491)
 Surrenders for benefit
  payments and fees                     (634,580)              (636,349)            (2,566,438)
 Other transactions                           17                     (5)                    29
 Death benefits                         (106,154)              (124,693)              (522,159)
 Net annuity transactions                     --                     --                     --
                                   -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (959,002)              (886,800)            (4,593,949)
                                   -------------          -------------          -------------
 Net increase (decrease) in
  net assets                          (1,231,178)            (1,075,795)            (4,395,497)
NET ASSETS:
 Beginning of year                     9,668,261             10,115,535             39,745,472
                                   -------------          -------------          -------------
 End of year                          $8,437,083             $9,039,740            $35,349,975
                                   =============          =============          =============

(27) Funded as of December 12, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      JPMORGAN              JPMORGAN
                                  INSURANCE TRUST        INSURANCE TRUST
                                  INTREPID GROWTH        MID CAP GROWTH
                                   PORTFOLIO -- 1        PORTFOLIO -- 1
                                    SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(20,081)             $(181,790)
 Net realized gain (loss) on
  security transactions                   44,327               (221,521)
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              7,547               (453,008)
                                    ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              31,793               (856,319)
                                    ------------          -------------
UNIT TRANSACTIONS:
 Purchases                                 2,142                 40,062
 Net transfers                          (117,636)                55,747
 Surrenders for benefit
  payments and fees                     (195,330)              (931,814)
 Other transactions                          129                   (128)
 Death benefits                          (24,718)              (144,183)
 Net annuity transactions                     --                     --
                                    ------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (335,413)              (980,316)
                                    ------------          -------------
 Net increase (decrease) in
  net assets                            (303,620)            (1,836,635)
NET ASSETS:
 Beginning of year                     3,936,629             11,817,527
                                    ------------          -------------
 End of year                          $3,633,009             $9,980,892
                                    ============          =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     JPMORGAN
                                  INSURANCE TRUST         PUTNAM VT             PIMCO               PIMCO
                                   MID CAP VALUE            EQUITY            ALL ASSET        EQS PATHFINDER
                                  PORTFOLIO -- 1         INCOME FUND          PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT        SUB-ACCOUNT (28)    SUB-ACCOUNT (29)   SUB-ACCOUNT (15)
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(23,810)              $(166)             $4,492               $(64)
 Net realized gain (loss) on
  security transactions                 (262,675)                  1                  (2)               284
 Net realized gain on
  distributions                               --                  --                  --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            338,562               9,294              (5,055)               (90)
                                   -------------          ----------          ----------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              52,077               9,129                (565)               130
                                   -------------          ----------          ----------          ---------
UNIT TRANSACTIONS:
 Purchases                                50,387                  --             110,717             95,612
 Net transfers                          (559,470)            417,501               3,540             11,776
 Surrenders for benefit
  payments and fees                     (795,266)                 --                  --            (11,381)
 Other transactions                          129                  --                  --                 (3)
 Death benefits                          (67,156)                 --                  --                 --
 Net annuity transactions                     --                  --                  --                 --
                                   -------------          ----------          ----------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (1,371,376)            417,501             114,257             96,004
                                   -------------          ----------          ----------          ---------
 Net increase (decrease) in
  net assets                          (1,319,299)            426,630             113,692             96,134
NET ASSETS:
 Beginning of year                     8,545,963                  --                  --                 --
                                   -------------          ----------          ----------          ---------
 End of year                          $7,226,664            $426,630            $113,692            $96,134
                                   =============          ==========          ==========          =========


                                 JENNISON 20/20                            PRUDENTIAL
                                     FOCUS              JENNISON              VALUE
                                   PORTFOLIO            PORTFOLIO           PORTFOLIO
                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(2,763)             $(4,396)             $(939)
 Net realized gain (loss) on
  security transactions                 4,192               (4,352)              (466)
 Net realized gain on
  distributions                            --                   --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (9,572)               7,250             (4,292)
                                   ----------          -----------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (8,143)              (1,498)            (5,697)
                                   ----------          -----------          ---------
UNIT TRANSACTIONS:
 Purchases                                 --                   --                 --
 Net transfers                             --               (9,028)                 8
 Surrenders for benefit
  payments and fees                   (25,598)            (126,511)            (7,995)
 Other transactions                        (1)                  --                  1
 Death benefits                            --                   --                 --
 Net annuity transactions                  --               37,659                 --
                                   ----------          -----------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (25,599)             (97,880)            (7,986)
                                   ----------          -----------          ---------
 Net increase (decrease) in
  net assets                          (33,742)             (99,378)           (13,683)
NET ASSETS:
 Beginning of year                    183,943              295,574             89,904
                                   ----------          -----------          ---------
 End of year                         $150,201             $196,196            $76,221
                                   ==========          ===========          =========

(15) Funded as of August 3, 2011.

(28) Funded as of June 21, 2011.

(29) Funded as of August 29, 2011.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    PRUDENTIAL          LEGG MASON
                                      SERIES            CLEARBRIDGE
                                  INTERNATIONAL       VARIABLE EQUITY
                                      GROWTH          INCOME BUILDER
                                    PORTFOLIO            PORTFOLIO
                                   SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(71)              $1,055
 Net realized gain (loss) on
  security transactions                  (802)             (12,202)
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (195)              14,787
                                     --------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,068)               3,640
                                     --------            ---------
UNIT TRANSACTIONS:
 Purchases                                 --                   --
 Net transfers                             --                2,685
 Surrenders for benefit
  payments and fees                    (1,753)              (9,346)
 Other transactions                        23                   --
 Death benefits                            --              (21,170)
 Net annuity transactions                  --                   --
                                     --------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,730)             (27,831)
                                     --------            ---------
 Net increase (decrease) in
  net assets                           (2,798)             (24,191)
NET ASSETS:
 Beginning of year                      6,456               83,764
                                     --------            ---------
 End of year                           $3,658              $59,573
                                     ========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    LEGG MASON            LEGG MASON
                               CLEARBRIDGE VARIABLE      WESTERN ASSET          LEGG MASON              INVESCO
                                    FUNDAMENTAL         VARIABLE GLOBAL    CLEARBRIDGE VARIABLE     VAN KAMPEN V.I.
                                   ALL CAP VALUE        HIGH YIELD BOND      LARGE CAP VALUE           GROWTH AND
                                     PORTFOLIO             PORTFOLIO            PORTFOLIO             INCOME FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,259)              $3,746                $2,404                 $(6,608)
 Net realized gain (loss) on
  security transactions                 (37,104)              (1,271)               (1,080)                 15,484
 Net realized gain on
  distributions                              --                   --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (13,339)              (2,649)                9,456                 (59,164)
                                    -----------            ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (51,702)                (174)               10,780                 (50,288)
                                    -----------            ---------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                   --                   --                    --                   8,513
 Net transfers                          (26,994)              (1,369)               (2,505)                (49,449)
 Surrenders for benefit
  payments and fees                    (163,253)              (4,230)              (17,218)                (79,466)
 Other transactions                          (1)                  --                    (1)                     44
 Death benefits                         (17,612)             (18,787)              (14,323)                (10,379)
 Net annuity transactions                    --                   --                    --                      --
                                    -----------            ---------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (207,860)             (24,386)              (34,047)               (130,737)
                                    -----------            ---------            ----------            ------------
 Net increase (decrease) in
  net assets                           (259,562)             (24,560)              (23,267)               (181,025)
NET ASSETS:
 Beginning of year                      972,469               82,118               324,250               1,685,931
                                    -----------            ---------            ----------            ------------
 End of year                           $712,907              $57,558              $300,983              $1,504,906
                                    ===========            =========            ==========            ============


                                                             INVESCO              WELLS FARGO
                                     INVESCO             VAN KAMPEN V.I.         ADVANTAGE VT
                                 VAN KAMPEN V.I.             CAPITAL              INDEX ASSET
                                  COMSTOCK FUND            GROWTH FUND          ALLOCATION FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (3)(30)        SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,344)               $(231,250)                $159
 Net realized gain (loss) on
  security transactions                 (2,723)               2,758,855                    7
 Net realized gain on
  distributions                             --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,235)              (3,513,655)                 382
                                    ----------            -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           (15,302)                (986,050)                 548
                                    ----------            -------------            ---------
UNIT TRANSACTIONS:
 Purchases                                  --                  131,693                   --
 Net transfers                            (228)               1,277,250                   --
 Surrenders for benefit
  payments and fees                     (9,625)              (3,014,363)                  --
 Other transactions                         --                     (670)                  --
 Death benefits                             --                 (264,583)                  --
 Net annuity transactions                   --                    8,430                   --
                                    ----------            -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (9,853)              (1,862,243)                  --
                                    ----------            -------------            ---------
 Net increase (decrease) in
  net assets                           (25,155)              (2,848,293)                 548
NET ASSETS:
 Beginning of year                     391,939               13,952,802               12,090
                                    ----------            -------------            ---------
 End of year                          $366,784              $11,104,509              $12,638
                                    ==========            =============            =========

(3)  Funded as of April 29, 2011.

(30) Effective April 29, 2011 Invesco V.I. Large Cap Growth Fund merged with Invesco Van Kampen V.I. Capital Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    WELLS FARGO          WELLS FARGO
                                   ADVANTAGE VT         ADVANTAGE VT
                                   TOTAL RETURN           INTRINSIC
                                     BOND FUND           VALUE FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $137                $(310)
 Net realized gain (loss) on
  security transactions                     --                  441
 Net realized gain on
  distributions                            417                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              139               (1,042)
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               693                 (911)
                                     ---------            ---------
UNIT TRANSACTIONS:
 Purchases                                  --                   --
 Net transfers                              --                 (160)
 Surrenders for benefit
  payments and fees                         --               (1,842)
 Other transactions                          1                   --
 Death benefits                             --                   --
 Net annuity transactions                   --                   --
                                     ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                          1               (2,002)
                                     ---------            ---------
 Net increase (decrease) in
  net assets                               694               (2,913)
NET ASSETS:
 Beginning of year                      10,108               28,778
                                     ---------            ---------
 End of year                           $10,802              $25,865
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT          WELLS FARGO
                                   INTERNATIONAL             SMALL CAP           ADVANTAGE VT
                                    EQUITY FUND             GROWTH FUND         DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(21,084)               $(31,207)              $(54)
 Net realized gain (loss) on
  security transactions                   18,721                  63,732                 12
 Net realized gain on
  distributions                           78,127                      --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (330,942)               (133,543)               (10)
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                            (255,178)               (101,018)               (52)
                                    ------------            ------------            -------
UNIT TRANSACTIONS:
 Purchases                                 2,026                   3,167                600
 Net transfers                            75,904                 122,187                 --
 Surrenders for benefit
  payments and fees                     (177,279)               (190,186)               (18)
 Other transactions                          (13)                     (1)                --
 Death benefits                           (5,889)                (18,861)                --
 Net annuity transactions                     --                    (456)                --
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (105,251)                (84,150)               582
                                    ------------            ------------            -------
 Net increase (decrease) in
  net assets                            (360,429)               (185,168)               530
NET ASSETS:
 Beginning of year                     1,896,864               1,871,368              3,469
                                    ------------            ------------            -------
 End of year                          $1,536,435              $1,686,200             $3,999
                                    ============            ============            =======

                                     WELLS FARGO
                                    ADVANTAGE VT              WELLS FARGO
                                      SMALL CAP              ADVANTAGE VT
                                     VALUE FUND            OPPORTUNITY FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT (31)(32)
-----------------------------  ------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(135,882)                $(44,831)
 Net realized gain (loss) on
  security transactions                   461,016               (1,091,645)
 Net realized gain on
  distributions                                --                2,355,869
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,646,698)              (1,891,248)
                                    -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,321,564)                (671,855)
                                    -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 73,865                  300,610
 Net transfers                           (347,149)                 (27,039)
 Surrenders for benefit
  payments and fees                    (1,658,559)                (563,174)
 Other transactions                           337                     (101)
 Death benefits                          (265,428)                (122,337)
 Net annuity transactions                    (381)                      --
                                    -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,197,315)                (412,041)
                                    -------------            -------------
 Net increase (decrease) in
  net assets                           (3,518,879)              (1,083,896)
NET ASSETS:
 Beginning of year                     17,086,708               10,242,225
                                    -------------            -------------
 End of year                          $13,567,829               $9,158,329
                                    =============            =============

(31) Funded as of January 21, 2011.

(32) Effective August 26, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO         VALUE PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $34,494                   $92,257
 Net realized gain (loss) on
  security transactions                     17,941                    99,499
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              341,554                   155,563
                                      ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               393,989                   347,319
                                      ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                 842,898                   164,549
 Net transfers                             634,955                   720,153
 Surrenders for benefit
  payments and fees                       (498,634)                 (504,923)
 Other                                          --                        --
 Net annuity transactions                       --                        --
                                      ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        979,219                   379,779
                                      ------------              ------------
 Net increase (decrease) in
  net assets                             1,373,208                   727,098
NET ASSETS:
 Beginning of year                       3,492,638                 7,804,286
                                      ------------              ------------
 End of year                            $4,865,846                $8,531,384
                                      ============              ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS                               ALLIANCEBERNSTEIN VPS         INVESCO V.I.
                                    SMALL/MID-CAP         ALLIANCEBERNSTEIN VPS         INTERNATIONAL                 BASIC
                                   VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO            VALUE FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT (1)
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(19,004)                    $148                     $1,323                 $(522,806)
 Net realized gain (loss) on
  security transactions                     1,578                    6,821                      9,859                 1,856,323
 Net realized gain on
  distributions                                --                       --                         --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             314,712                    6,928                    121,078                   373,672
                                     ------------               ----------               ------------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              297,286                   13,897                    132,260                 1,707,189
                                     ------------               ----------               ------------             -------------
UNIT TRANSACTIONS:
 Purchases                                234,888                    5,793                    108,539                   311,796
 Net transfers                            417,155                   30,079                     90,870                (1,155,203)
 Surrenders for benefit
  payments and fees                      (131,013)                 (13,686)                  (131,111)               (6,853,576)
 Other                                         --                       --                         --                        --
 Net annuity transactions                      --                       --                         --                     6,412
                                     ------------               ----------               ------------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       521,030                   22,186                     68,298                (7,690,571)
                                     ------------               ----------               ------------             -------------
 Net increase (decrease) in
  net assets                              818,316                   36,083                    200,558                (5,983,382)
NET ASSETS:
 Beginning of year                        986,265                  138,231                  1,187,403                44,576,240
                                     ------------               ----------               ------------             -------------
 End of year                           $1,804,581                 $174,314                 $1,387,961               $38,592,858
                                     ============               ==========               ============             =============

                                    INVESCO V.I.              INVESCO V.I.              INVESCO V.I.
                                       CAPITAL                    CORE                   GOVERNMENT
                                  APPRECIATION FUND           EQUITY FUND             SECURITIES FUND
                                   SUB-ACCOUNT (2)          SUB-ACCOUNT (3)           SUB-ACCOUNT (4)
-----------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(249,038)                $(698,187)               $9,435,941
 Net realized gain (loss) on
  security transactions                  (178,874)                  279,872                   865,948
 Net realized gain on
  distributions                                --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,873,876                 6,204,855                 1,318,346
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,445,964                 5,786,540                11,620,235
                                    -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                              1,498,471                   421,709                 1,924,806
 Net transfers                         (1,913,681)                  370,103                10,428,398
 Surrenders for benefit
  payments and fees                    (2,665,986)              (10,501,781)              (44,995,409)
 Other                                         --                        --                        --
 Net annuity transactions                      --                    (3,197)                   52,574
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (3,081,196)               (9,713,166)              (32,589,631)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets                             (635,232)               (3,926,626)              (20,969,396)
NET ASSETS:
 Beginning of year                     21,741,343                84,019,331               330,327,193
                                    -------------            --------------            --------------
 End of year                          $21,106,111               $80,092,705              $309,357,797
                                    =============            ==============            ==============

(1)  Formerly AIM V.I. Basic Value Fund. Change effective April 30, 2010.

(2)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(3)  Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(4)  Formerly AIM V.I. Government Securities Fund. Change effective April 30,
     2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     INVESCO V.I.            INVESCO V. I.
                                         HIGH                INTERNATIONAL
                                      YIELD FUND              GROWTH FUND
                                   SUB-ACCOUNT (5)          SUB-ACCOUNT (6)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $123,225                 $400,463
 Net realized gain (loss) on
  security transactions                    12,725                 (976,547)
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              20,736                8,145,899
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              156,686                7,569,815
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                     --                1,265,059
 Net transfers                            353,702               (1,102,118)
 Surrenders for benefit
  payments and fees                       (90,556)              (6,008,023)
 Other                                         --                       --
 Net annuity transactions                      --                      (58)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       263,146               (5,845,140)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                              419,832                1,724,675
NET ASSETS:
 Beginning of year                      1,120,889               74,364,837
                                     ------------            -------------
 End of year                           $1,540,721              $76,089,512
                                     ============            =============

(5)  Formerly AIM V.I. High Yield Fund. Change effective April 30, 2010.

(6)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     INVESCO V.I.             INVESCO V.I.             INVESCO V.I.             INVESCO V.I.
                                     MID CAP CORE               SMALL CAP                LARGE CAP                CAPITAL
                                     EQUITY FUND               EQUITY FUND              GROWTH FUND           DEVELOPMENT FUND
                                   SUB-ACCOUNT (7)           SUB-ACCOUNT (8)          SUB-ACCOUNT (9)         SUB-ACCOUNT (10)
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,061,339)               $(753,356)               $(188,467)               $(54,107)
 Net realized gain (loss) on
  security transactions                  1,047,205                  326,532                   (9,763)                 85,746
 Net realized gain on
  distributions                                 --                       --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            9,183,470               10,353,192                2,025,389                 258,339
                                    --------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             9,169,336                9,926,368                1,827,159                 289,978
                                    --------------            -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 387,106                2,546,787                  110,101                 640,464
 Net transfers                           1,500,929                  830,585                  421,587                (319,477)
 Surrenders for benefit
  payments and fees                    (10,705,308)              (4,136,013)              (2,260,718)               (439,666)
 Other                                          --                       --                       --                      --
 Net annuity transactions                  (17,280)                  (1,403)                    (829)                     --
                                    --------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (8,834,553)                (760,044)              (1,729,859)               (118,679)
                                    --------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets                               334,783                9,166,324                   97,300                 171,299
NET ASSETS:
 Beginning of year                      84,843,363               38,521,394               13,855,502               2,510,622
                                    --------------            -------------            -------------            ------------
 End of year                           $85,178,146              $47,687,718              $13,952,802              $2,681,921
                                    ==============            =============            =============            ============

                                                                                     AMERICAN FUNDS
                                    INVESCO V.I.           AMERICAN FUNDS                GLOBAL
                                       GLOBAL                  GLOBAL                  GROWTH AND
                                  MULTI-ASSET FUND            BOND FUND               INCOME FUND
                                  SUB-ACCOUNT (11)           SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(15,035)                $982,976                  $911,184
 Net realized gain (loss) on
  security transactions                      345                  257,829                (2,188,234)
 Net realized gain on
  distributions                               --                       --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            115,210                1,655,121                10,965,357
                                    ------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             100,520                2,895,926                 9,688,307
                                    ------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                               103,595                  516,173                   474,243
 Net transfers                           541,649                7,056,796                  (449,885)
 Surrenders for benefit
  payments and fees                      (24,269)              (9,796,447)               (8,232,434)
 Other                                        --                      138                       138
 Net annuity transactions                     --                       --                    (1,050)
                                    ------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      620,975               (2,223,340)               (8,208,988)
                                    ------------            -------------            --------------
 Net increase (decrease) in
  net assets                             721,495                  672,586                 1,479,319
NET ASSETS:
 Beginning of year                       567,712               88,216,492               113,334,310
                                    ------------            -------------            --------------
 End of year                          $1,289,207              $88,889,078              $114,813,629
                                    ============            =============            ==============

(7)  Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30,
     2010.

(8)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

(9)  Formerly AIM V.I. Large Cap Growth Fund. Change effective April 30, 2010.

(10) Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(11) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                         AMERICAN FUNDS
                                               AMERICAN FUNDS              BLUE CHIP
                                                   ASSET                   INCOME AND
                                              ALLOCATION FUND             GROWTH FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $351,324                 $(202,092)
 Net realized gain (loss) on security
  transactions                                       (662,253)               (2,572,658)
 Net realized gain on distributions                        --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         30,722,655                15,974,635
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                        30,411,726                13,199,885
                                               --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                          1,374,437                   712,208
 Net transfers                                     (2,983,924)               (1,608,956)
 Surrenders for benefit payments and
  fees                                            (39,298,798)              (18,173,845)
 Other                                                     --                        --
 Net annuity transactions                             (15,636)                   (6,335)
                                               --------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (40,923,921)              (19,076,928)
                                               --------------            --------------
 Net increase (decrease) in net assets            (10,512,195)               (5,877,043)
NET ASSETS:
 Beginning of year                                324,009,646               145,184,245
                                               --------------            --------------
 End of year                                     $313,497,451              $139,307,202
                                               ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                    AMERICAN FUNDS
                                            AMERICAN FUNDS              GLOBAL          AMERICAN FUNDS          AMERICAN FUNDS
                                              BOND FUND              GROWTH FUND          GROWTH FUND         GROWTH-INCOME FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $3,838,440               $(355,855)         $(8,808,384)           $(2,543,838)
 Net realized gain (loss) on security
  transactions                                     693,244                (897,690)         (25,151,934)           (17,833,977)
 Net realized gain on distributions                     --                      --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      10,761,385               9,888,937          158,351,456             85,435,620
                                            --------------          --------------      ---------------          -------------
 Net increase (decrease) in net assets
  resulting from operations                     15,293,069               8,635,392          124,391,138             65,057,805
                                            --------------          --------------      ---------------          -------------
UNIT TRANSACTIONS:
 Purchases                                       1,480,464                 485,782            3,701,189              3,868,680
 Net transfers                                  15,810,824              (6,431,907)         (26,885,360)           (23,140,525)
 Surrenders for benefit payments and
  fees                                         (49,927,218)            (11,420,127)         (93,508,942)           (85,626,825)
 Other                                                  --                      --                  208                     --
 Net annuity transactions                          (23,880)                  5,153              125,947                (54,173)
                                            --------------          --------------      ---------------          -------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (32,659,810)            (17,361,099)        (116,566,958)          (104,952,843)
                                            --------------          --------------      ---------------          -------------
 Net increase (decrease) in net assets         (17,366,741)             (8,725,707)           7,824,180            (39,895,038)
NET ASSETS:
 Beginning of year                             334,815,026             113,978,572          846,624,915            785,763,429
                                            --------------          --------------      ---------------          -------------
 End of year                                  $317,448,285            $105,252,865         $854,449,095           $745,868,391
                                            ==============          ==============      ===============          =============

                                                                                            AMERICAN FUNDS
                                            AMERICAN FUNDS          AMERICAN FUNDS           GLOBAL SMALL
                                          INTERNATIONAL FUND        NEW WORLD FUND       CAPITALIZATION FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $533,844               $(218,147)               $(79,075)
 Net realized gain (loss) on security
  transactions                                  (3,443,073)                950,877                (777,448)
 Net realized gain on distributions                     --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      14,288,614              14,887,941              17,364,480
                                            --------------          --------------          --------------
 Net increase (decrease) in net assets
  resulting from operations                     11,379,385              15,620,671              16,507,957
                                            --------------          --------------          --------------
UNIT TRANSACTIONS:
 Purchases                                       1,039,248                 531,058                 402,752
 Net transfers                                  (2,741,712)              6,452,830              (1,610,682)
 Surrenders for benefit payments and
  fees                                         (24,972,454)             (9,366,747)             (9,003,838)
 Other                                                  69                     208                      69
 Net annuity transactions                          (26,254)                   (582)                 13,449
                                            --------------          --------------          --------------
 Net increase (decrease) in net assets
  resulting from unit transactions             (26,701,103)             (2,383,233)            (10,198,250)
                                            --------------          --------------          --------------
 Net increase (decrease) in net assets         (15,321,718)             13,237,438               6,309,707
NET ASSETS:
 Beginning of year                             250,870,138             103,586,854              91,552,717
                                            --------------          --------------          --------------
 End of year                                  $235,548,420            $116,824,292             $97,862,424
                                            ==============          ==============          ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                  BB&T                  BB&T
                                                 MID CAP           CAPITAL MANAGER
                                               GROWTH VIF            EQUITY VIF
                                            SUB-ACCOUNT (25)         SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $(275)               $(12)
 Net realized gain (loss) on security
  transactions                                     (76,146)                 28
 Net realized gain on distributions                     --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          71,984                 481
                                               -----------             -------
 Net increase (decrease) in net assets
  resulting from operations                         (4,437)                497
                                               -----------             -------
UNIT TRANSACTIONS:
 Purchases                                           5,000                  --
 Net transfers                                    (274,775)                168
 Surrenders for benefit payments and
  fees                                                (127)                (96)
 Other                                                  --                  --
 Net annuity transactions                               --                  --
                                               -----------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions                (269,902)                 72
                                               -----------             -------
 Net increase (decrease) in net assets            (274,339)                569
NET ASSETS:
 Beginning of year                                 274,339               3,624
                                               -----------             -------
 End of year                                          $ --              $4,193
                                               ===========             =======

(25) Effective January 29, 2010 BB&T Mid Cap Growth VIF was liquidated.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             BB&T                                      COLUMBIA
                                        BB&T               SPECIAL                 BB&T              SMALL COMPANY
                                       SELECT           OPPORTUNITIES          TOTAL RETURN             GROWTH
                                     EQUITY VIF           EQUITY VIF             BOND VIF               VS FUND
                                  SUB-ACCOUNT (12)       SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $1                $(32,449)              $25,499              $(167,322)
 Net realized gain (loss) on
  security transactions                     1                  14,571                23,148               (724,247)
 Net realized gain on
  distributions                            --                      --                 1,627                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         362                 305,695                18,618              2,778,150
                                      -------            ------------          ------------          -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              364                 287,817                68,892              1,886,581
                                      -------            ------------          ------------          -------------
UNIT TRANSACTIONS:
 Purchases                              1,107                  26,761                29,206                 36,444
 Net transfers                             --                   5,093                81,656               (424,607)
 Surrenders for benefit
  payments and fees                     1,093                 (47,709)             (445,280)            (1,567,721)
 Other                                     --                     137                   137                     --
 Net annuity transactions                  --                      --                    --                     --
                                      -------            ------------          ------------          -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          2,200                 (15,718)             (334,281)            (1,955,884)
                                      -------            ------------          ------------          -------------
 Net increase (decrease) in net
  assets                                2,564                 272,099              (265,389)               (69,303)
NET ASSETS:
 Beginning of year                         --               2,027,539             1,253,511              8,724,305
                                      -------            ------------          ------------          -------------
 End of year                           $2,564              $2,299,638              $988,122             $8,655,002
                                      =======            ============          ============          =============

                                                                                   WELLS FARGO
                                       COLUMBIA            EVERGREEN VA            ADVANTAGE VT
                                    LARGE CAP VALUE     DIVERSIFIED CAPITAL           OMEGA
                                        VS FUND            BUILDER FUND            GROWTH FUND
                                      SUB-ACCOUNT        SUB-ACCOUNT (13)      SUB-ACCOUNT (14)(15)
-------------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(77,468)             $11,720                $(4,019)
 Net realized gain (loss) on
  security transactions                 (1,696,783)             (51,855)                 1,345
 Net realized gain on
  distributions                                 --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        3,334,329               76,804                 61,397
                                     -------------          -----------             ----------
 Net increase (decrease) in net
  assets resulting from
  operations                             1,560,078               36,669                 58,723
                                     -------------          -----------             ----------
UNIT TRANSACTIONS:
 Purchases                                 102,615                   --                     --
 Net transfers                            (318,759)            (970,286)                18,406
 Surrenders for benefit
  payments and fees                     (2,448,741)             (29,215)               (31,944)
 Other                                          --                   --                     --
 Net annuity transactions                       --                   --                     --
                                     -------------          -----------             ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (2,664,885)            (999,501)               (13,538)
                                     -------------          -----------             ----------
 Net increase (decrease) in net
  assets                                (1,104,807)            (962,832)                45,185
NET ASSETS:
 Beginning of year                      14,680,551              962,832                531,802
                                     -------------          -----------             ----------
 End of year                           $13,575,744                 $ --               $576,987
                                     =============          ===========             ==========

(12) Formerly BB&T Large Cap VIF. Change effective February 1, 2010. Funded as of June 19, 2010.

(13) Effective July 16, 2010 Evergreen VA Diversified Capital Builder Fund was liquidated.

(14) Formerly Evergreen VA Omega Fund. Change effective July 16, 2010.

(15) Effective July 16, 2010 Wells Fargo Advantage VT Large Company Growth Fund merged with Wells Fargo Advantage VT Omega Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      WELLS FARGO
                                     ADVANTAGE VT            FIDELITY VIP
                                         CORE                   GROWTH
                                      EQUITY FUND              PORTFOLIO
                                   SUB-ACCOUNT (16)           SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(89,326)              $(10,743)
 Net realized gain (loss) on
  security transactions                     61,210                 30,435
 Net realized gain on
  distributions                                 --                  2,133
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,410,700                107,273
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,382,584                129,098
                                     -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                 671,769                 22,259
 Net transfers                             703,760                (96,235)
 Surrenders for benefit
  payments and fees                       (501,122)               (40,669)
 Other                                          --                     --
 Net annuity transactions                       --                     --
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        874,407               (114,645)
                                     -------------            -----------
 Net increase (decrease) in
  net assets                             2,256,991                 14,453
NET ASSETS:
 Beginning of year                       7,985,234                674,234
                                     -------------            -----------
 End of year                           $10,242,225               $688,687
                                     =============            ===========

(16) Formerly Evergreen VA Fundamental Large Cap Fund. Change effective July 16, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                   FIDELITY VIP
                               FIDELITY VIP        FIDELITY VIP             FIDELITY VIP         DYNAMIC CAPITAL
                               CONTRAFUND(R)          MID CAP             VALUE STRATEGIES         APPRECIATION
                                 PORTFOLIO           PORTFOLIO               PORTFOLIO              PORTFOLIO
                                SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(109,345)          $(229,299)                $(9,909)              $(3,033)
 Net realized gain (loss) on
  security transactions              165,502             137,357                  34,310                 9,715
 Net realized gain on
  distributions                        8,874              49,162                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,590,214           3,668,426                 132,654                23,738
                               -------------       -------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,655,245           3,625,646                 157,055                30,420
                               -------------       -------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                         2,330,323           1,695,082                  42,760                 3,214
 Net transfers                     1,415,655             508,830                 417,338                11,686
 Surrenders for benefit
  payments and fees               (1,115,094)           (890,992)                (41,780)              (64,846)
 Other                                    --                  --                      --                    --
 Net annuity transactions                 --               4,657                      --                    --
                               -------------       -------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                2,630,884           1,317,577                 418,318               (49,946)
                               -------------       -------------            ------------            ----------
 Net increase (decrease) in
  net assets                       5,286,129           4,943,223                 575,373               (19,526)
NET ASSETS:
 Beginning of year                15,856,698          13,067,152                 645,335               215,899
                               -------------       -------------            ------------            ----------
 End of year                     $21,142,827         $18,010,375              $1,220,708              $196,373
                               =============       =============            ============            ==========

                                                              FRANKLIN
                                   FIDELITY VIP                RISING               FRANKLIN
                                 STRATEGIC INCOME            DIVIDENDS               INCOME
                                     PORTFOLIO            SECURITIES FUND       SECURITIES FUND
                                 SUB-ACCOUNT (17)           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $525                  $(315,944)           $49,786,750
 Net realized gain (loss) on
  security transactions                      2                 (3,385,317)               617,358
 Net realized gain on
  distributions                            294                         --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (452)                53,265,489             51,350,951
                                     ---------             --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                               369                 49,564,228            101,755,059
                                     ---------             --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                              12,636                  1,256,055              7,298,753
 Net transfers                             211                 10,432,559            (20,301,740)
 Surrenders for benefit
  payments and fees                         --                (26,199,398)          (107,362,143)
 Other                                      --                        138                    275
 Net annuity transactions                   --                    (17,416)               (52,945)
                                     ---------             --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     12,847                (14,528,062)          (120,417,800)
                                     ---------             --------------       ----------------
 Net increase (decrease) in
  net assets                            13,216                 35,036,166            (18,662,741)
NET ASSETS:
 Beginning of year                          --                279,379,289          1,030,824,743
                                     ---------             --------------       ----------------
 End of year                           $13,216               $314,415,455         $1,012,162,002
                                     =========             ==============       ================

(17) Funded as of August 10, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       FRANKLIN                 FRANKLIN
                                       LARGE CAP                 GLOBAL
                                        GROWTH                REAL ESTATE
                                    SECURITIES FUND         SECURITIES FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(540,373)                $18,705
 Net realized gain (loss) on
  security transactions                   (752,682)                (39,630)
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            6,277,530                 264,721
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,984,475                 243,796
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 213,946                     715
 Net transfers                            (542,753)                 55,378
 Surrenders for benefit
  payments and fees                     (6,508,523)               (149,430)
 Other                                          --                      --
 Net annuity transactions                   (1,352)                   (457)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (6,838,682)                (93,794)
                                     -------------            ------------
 Net increase (decrease) in
  net assets                            (1,854,207)                150,002
NET ASSETS:
 Beginning of year                      56,885,469               1,343,385
                                     -------------            ------------
 End of year                           $55,031,262              $1,493,387
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN                 FRANKLIN                  FRANKLIN
                                    SMALL-MID CAP               SMALL CAP                STRATEGIC
                                        GROWTH                    VALUE                    INCOME                MUTUAL SHARES
                                   SECURITIES FUND           SECURITIES FUND          SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,672,665)               $(147,249)               $8,619,359                 $(871,152)
 Net realized gain (loss) on
  security transactions                   (487,089)                (121,512)                2,601,757               (15,845,739)
 Net realized gain on
  distributions                                 --                       --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           23,261,175                3,432,979                14,204,490                59,885,848
                                    --------------            -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            21,101,421                3,164,218                25,425,606                43,168,957
                                    --------------            -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 867,779                  525,461                 3,480,010                 4,638,574
 Net transfers                          (1,057,726)               5,092,913                16,595,254               (15,072,713)
 Surrenders for benefit
  payments and fees                    (11,046,838)              (1,347,562)              (36,993,806)              (54,380,161)
 Other                                          --                       --                        --                        --
 Net annuity transactions                    6,736                       --                    39,092                    (6,877)
                                    --------------            -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (11,230,049)               4,270,812               (16,879,450)              (64,821,177)
                                    --------------            -------------            --------------            --------------
 Net increase (decrease) in
  net assets                             9,871,372                7,435,030                 8,546,156               (21,652,220)
NET ASSETS:
 Beginning of year                      93,841,932               11,250,662               282,189,435               514,493,553
                                    --------------            -------------            --------------            --------------
 End of year                          $103,713,304              $18,685,692              $290,735,591              $492,841,333
                                    ==============            =============            ==============            ==============

                                      TEMPLETON
                                     DEVELOPING                TEMPLETON                 TEMPLETON
                                       MARKETS                  FOREIGN                GLOBAL ASSET
                                   SECURITIES FUND          SECURITIES FUND           ALLOCATION FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT (26)
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(57,855)                 $169,635                  $54,277
 Net realized gain (loss) on
  security transactions                   835,164                (4,255,371)              (1,756,129)
 Net realized gain on
  distributions                                --                        --                   98,359
 Net unrealized appreciation
  (depreciation) of
  investments during the year          10,125,520                14,874,480                1,645,441
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           10,902,829                10,788,744                   41,948
                                    -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                              3,893,286                 1,577,601                       --
 Net transfers                          5,770,345                (1,415,028)              (1,713,810)
 Surrenders for benefit
  payments and fees                    (6,639,564)              (20,446,572)                 (68,823)
 Other                                         69                        --                       --
 Net annuity transactions                  26,384                    18,799                   (3,818)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,050,520               (20,265,200)              (1,786,451)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets                           13,953,349                (9,476,456)              (1,744,503)
NET ASSETS:
 Beginning of year                     73,714,398               189,703,975                1,744,503
                                    -------------            --------------            -------------
 End of year                          $87,667,747              $180,227,519                     $ --
                                    =============            ==============            =============

(26) Effective April 30, 2010 Templeton Global Asset Allocation Fund was liquidated.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       TEMPLETON                   MUTUAL
                                         GROWTH               GLOBAL DISCOVERY
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,165,857)                $(750,756)
 Net realized gain (loss) on
  security transactions                 (20,897,665)               (1,112,939)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            37,630,987                15,958,448
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             15,567,465                14,094,753
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                2,606,262                   982,770
 Net transfers                          (12,748,839)                2,103,906
 Surrenders for benefit
  payments and fees                     (34,319,060)              (13,336,911)
 Other                                           --                       208
 Net annuity transactions                   (24,895)                   30,869
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (44,486,532)              (10,219,158)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (28,919,067)                3,875,595
NET ASSETS:
 Beginning of year                      347,264,414               151,319,313
                                     --------------            --------------
 End of year                           $318,345,347              $155,194,908
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN                 FRANKLIN
                                      FLEX CAP                LARGE CAP                TEMPLETON                HARTFORD
                                       GROWTH                   VALUE                 GLOBAL BOND               ADVISERS
                                   SECURITIES FUND         SECURITIES FUND          SECURITIES FUND             HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (18)
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(391,150)                 $4,871                 $(42,779)               $(129,730)
 Net realized gain (loss) on
  security transactions                    62,115                   6,780                    9,304                 (690,371)
 Net realized gain on
  distributions                                --                      --                   41,035                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,250,007               1,021,271                1,854,999                2,477,445
                                    -------------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,920,972               1,032,922                1,862,559                1,657,344
                                    -------------            ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 89,494                  52,696                2,305,417                  639,129
 Net transfers                             89,685                (101,848)               2,851,747                 (142,565)
 Surrenders for benefit
  payments and fees                    (1,798,421)               (936,102)              (1,463,109)              (2,631,281)
 Other                                         --                      --                       --                       --
 Net annuity transactions                  (1,322)                     --                   14,123                   28,106
                                    -------------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,620,564)               (985,254)               3,708,178               (2,106,611)
                                    -------------            ------------            -------------            -------------
 Net increase (decrease) in
  net assets                            1,300,408                  47,668                5,570,737                 (449,267)
NET ASSETS:
 Beginning of year                     22,593,292               9,420,541               13,956,074               18,409,936
                                    -------------            ------------            -------------            -------------
 End of year                          $23,893,700              $9,468,209              $19,526,811              $17,960,669
                                    =============            ============            =============            =============

                                  HARTFORD             HARTFORD             HARTFORD
                                   TOTAL               CAPITAL              DIVIDEND
                                RETURN BOND          APPRECIATION          AND GROWTH
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $4,028,145          $(1,308,110)            $330,384
 Net realized gain (loss) on
  security transactions              (409,093)            (648,691)             258,328
 Net realized gain on
  distributions                            --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       4,907,898           23,055,266           10,629,065
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        8,526,950           21,098,465           11,217,777
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                         11,314,654            9,242,912            6,555,227
 Net transfers                     14,638,728            6,649,558            7,326,155
 Surrenders for benefit
  payments and fees               (16,490,796)         (12,379,740)          (8,151,776)
 Other                                    137                   --                   --
 Net annuity transactions                  --               27,354               17,177
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 9,462,723            3,540,084            5,746,783
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                       17,989,673           24,638,549           16,964,560
NET ASSETS:
 Beginning of year                145,838,795          137,601,584           92,708,467
                               --------------       --------------       --------------
 End of year                     $163,828,468         $162,240,133         $109,673,027
                               ==============       ==============       ==============

(18) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      HARTFORD              HARTFORD
                                  GLOBAL RESEARCH        GLOBAL HEALTH
                                      HLS FUND              HLS FUND
                                  SUB-ACCOUNT (19)        SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,125)              $(4,636)
 Net realized gain (loss) on
  security transactions                   5,556                (1,712)
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            54,401                23,276
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             56,832                16,928
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                  500                    --
 Net transfers                          103,162               (45,768)
 Surrenders for benefit
  payments and fees                     (82,394)              (32,519)
 Other                                       --                    --
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      21,268               (78,287)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             78,100               (61,359)
NET ASSETS:
 Beginning of year                      394,023               372,357
                                     ----------            ----------
 End of year                           $472,123              $310,998
                                     ==========            ==========

(19) Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         HARTFORD                                    HARTFORD
                                      HARTFORD          DISCIPLINED               HARTFORD            GROWTH
                                   GLOBAL GROWTH          EQUITY                   GROWTH          OPPORTUNITIES
                                      HLS FUND           HLS FUND                 HLS FUND           HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT (20)      SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(12,202)            $(9,751)                $(9,866)          $(396,846)
 Net realized gain (loss) on
  security transactions                  (85,524)             23,081                  93,387             122,165
 Net realized gain on
  distributions                               --                  --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            183,802           1,342,978                  76,912           4,627,090
                                    ------------       -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              86,076           1,356,308                 160,433           4,352,409
                                    ------------       -------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 6,432           1,437,818                  60,571           2,762,900
 Net transfers                          (109,804)          1,008,705                 138,011           2,546,941
 Surrenders for benefit
  payments and fees                     (194,848)           (690,209)                (60,550)         (1,562,547)
 Other                                        --                  --                      --                 275
 Net annuity transactions                     --                  --                      --                  --
                                    ------------       -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (298,220)          1,756,314                 138,032           3,747,569
                                    ------------       -------------            ------------       -------------
 Net increase (decrease) in
  net assets                            (212,144)          3,112,622                 298,465           8,099,978
NET ASSETS:
 Beginning of year                     1,060,074           8,846,609                 771,036          23,134,664
                                    ------------       -------------            ------------       -------------
 End of year                            $847,930         $11,959,231              $1,069,501         $31,234,642
                                    ============       =============            ============       =============

                                                                                     HARTFORD
                                      HARTFORD               HARTFORD             INTERNATIONAL
                                     HIGH YIELD               INDEX               OPPORTUNITIES
                                      HLS FUND               HLS FUND                HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (21)(22)
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(41,901)                 $102                 $(46,771)
 Net realized gain (loss) on
  security transactions                   26,955               (36,024)                 (21,326)
 Net realized gain on
  distributions                               --                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            671,193                79,111                1,108,154
                                    ------------            ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             656,247                43,189                1,040,057
                                    ------------            ----------             ------------
UNIT TRANSACTIONS:
 Purchases                             1,472,198                    --                  414,250
 Net transfers                         1,911,322                   164                  748,440
 Surrenders for benefit
  payments and fees                     (667,315)              (48,659)                (683,644)
 Other                                        --                    --                       --
 Net annuity transactions                     --                    --                     (433)
                                    ------------            ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,716,205               (48,495)                 478,613
                                    ------------            ----------             ------------
 Net increase (decrease) in
  net assets                           3,372,452                (5,306)               1,518,670
NET ASSETS:
 Beginning of year                     2,951,638               396,056                8,216,226
                                    ------------            ----------             ------------
 End of year                          $6,324,090              $390,750               $9,734,896
                                    ============            ==========             ============

(20) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

(21) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(22) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       HARTFORD
                                    SMALL/MID CAP              HARTFORD
                                        EQUITY                  MIDCAP
                                       HLS FUND                HLS FUND
                                   SUB-ACCOUNT (23)          SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(21,867)               $(23,878)
 Net realized gain (loss) on
  security transactions                    35,952                  (5,371)
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             426,416                 380,678
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              440,501                 351,429
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                169,730                      --
 Net transfers                            169,338                 (91,499)
 Surrenders for benefit
  payments and fees                      (207,699)               (172,560)
 Other                                         --                      --
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       131,369                (264,059)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              571,870                  87,370
NET ASSETS:
 Beginning of year                      1,923,520               1,796,277
                                     ------------            ------------
 End of year                           $2,495,390              $1,883,647
                                     ============            ============

(23) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD           HARTFORD                  HARTFORD                HARTFORD
                                   MIDCAP VALUE       MONEY MARKET             SMALL COMPANY          SMALLCAP GROWTH
                                     HLS FUND           HLS FUND                  HLS FUND                HLS FUND
                                 SUB-ACCOUNT (24)      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,729)          $(5,485,088)               $(92,592)               $(14,585)
 Net realized gain (loss) on
  security transactions                    674                    --                  82,189                  39,270
 Net realized gain on
  distributions                             --                    --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           48,516                    --                 978,173                 210,205
                                    ----------       ---------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            45,461            (5,485,088)                967,770                 234,890
                                    ----------       ---------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  --             6,580,116                  83,180                 332,916
 Net transfers                         145,144            13,103,226                (285,424)                (11,726)
 Surrenders for benefit
  payments and fees                    (34,840)         (118,956,100)               (615,035)               (127,363)
 Other                                      --                 1,522                      --                      --
 Net annuity transactions                   --               122,609                      --                      --
                                    ----------       ---------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    110,304           (99,148,627)               (817,279)                193,827
                                    ----------       ---------------            ------------            ------------
 Net increase (decrease) in
  net assets                           155,765          (104,633,715)                150,491                 428,717
NET ASSETS:
 Beginning of year                     236,126           371,878,310               5,122,989                 585,237
                                    ----------       ---------------            ------------            ------------
 End of year                          $391,891          $267,244,595              $5,273,480              $1,013,954
                                    ==========       ===============            ============            ============

                                                          HARTFORD
                                 HARTFORD             U.S. GOVERNMENT              HARTFORD
                                   STOCK                 SECURITIES                 VALUE
                                 HLS FUND                 HLS FUND                 HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (28)(29)
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(131,503)               $270,557                  $(4,480)
 Net realized gain (loss) on
  security transactions             (864,976)                 56,945                   62,803
 Net realized gain on
  distributions                           --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      2,448,783                (208,438)                 139,463
                               -------------            ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,452,304                 119,064                  197,786
                               -------------            ------------             ------------
UNIT TRANSACTIONS:
 Purchases                            73,218                 394,484                   62,511
 Net transfers                      (116,611)              1,903,980                  (25,367)
 Surrenders for benefit
  payments and fees               (2,623,082)               (550,042)                (111,073)
 Other                                    --                      --                       --
 Net annuity transactions             11,186                      --                    4,646
                               -------------            ------------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,655,289)              1,748,422                  (69,283)
                               -------------            ------------             ------------
 Net increase (decrease) in
  net assets                      (1,202,985)              1,867,486                  128,503
NET ASSETS:
 Beginning of year                13,926,333               7,467,343                1,293,620
                               -------------            ------------             ------------
 End of year                     $12,723,348              $9,334,829               $1,422,123
                               =============            ============             ============

(24) Effective July 30, 2010 Hartford SmallCap Value HLS Fund merged with Hartford MidCap Value HLS Fund.

(28) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

(29) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                                               BLUE CHIP
                                    AMERICAN FUNDS             INCOME AND
                                   ASSET ALLOCATION              GROWTH
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $13,377                 $65,824
 Net realized gain (loss) on
  security transactions                     69,827                  31,580
 Net realized gain on
  distributions                                 --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,075,307                 447,143
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             1,158,511                 544,547
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 896,612                 274,079
 Net transfers                             792,691                 443,592
 Surrenders for benefit
  payments and fees                       (381,585)               (228,855)
 Other                                          --                      --
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      1,307,718                 488,816
                                     -------------            ------------
 Net increase (decrease) in
  net assets                             2,466,229               1,033,363
NET ASSETS:
 Beginning of year                       9,689,644               5,117,535
                                     -------------            ------------
 End of year                           $12,155,873              $6,150,898
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                    AMERICAN FUNDS
                                   AMERICAN FUNDS           AMERICAN FUNDS           GLOBAL GROWTH           AMERICAN FUNDS
                                        BOND                 GLOBAL BOND              AND INCOME             GLOBAL GROWTH
                                      HLS FUND                 HLS FUND                HLS FUND                 HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $236,484                $(26,797)                 $35,167                $(28,189)
 Net realized gain (loss) on
  security transactions                    79,460                  10,377                  127,082                  41,061
 Net realized gain on
  distributions                                --                   3,727                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,037,241                 149,125                1,094,809                 364,336
                                    -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,353,185                 136,432                1,257,058                 377,208
                                    -------------            ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              2,689,626                 240,974                  277,655                 222,277
 Net transfers                          2,716,190                 (72,815)                  (1,114)                352,435
 Surrenders for benefit
  payments and fees                    (2,094,004)               (345,668)                (642,053)               (171,606)
 Other                                         --                      --                       --                      --
 Net annuity transactions                      --                      --                       --                   4,475
                                    -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,311,812                (177,509)                (365,512)                407,581
                                    -------------            ------------            -------------            ------------
 Net increase (decrease) in
  net assets                            4,664,997                 (41,077)                 891,546                 784,789
NET ASSETS:
 Beginning of year                     28,873,049               4,737,292               13,673,598               3,416,000
                                    -------------            ------------            -------------            ------------
 End of year                          $33,538,046              $4,696,215              $14,565,144              $4,200,789
                                    =============            ============            =============            ============

                                   AMERICAN FUNDS
                                    GLOBAL SMALL            AMERICAN FUNDS           AMERICAN FUNDS
                                   CAPITALIZATION               GROWTH                GROWTH-INCOME
                                      HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(137,122)               $(558,247)                $(93,452)
 Net realized gain (loss) on
  security transactions                    94,549                  399,848                  220,915
 Net realized gain on
  distributions                                --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,721,670                8,234,167                2,544,791
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,679,097                8,075,768                2,672,254
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              1,374,667                5,273,737                2,178,516
 Net transfers                          1,088,705                1,829,695                1,149,905
 Surrenders for benefit
  payments and fees                      (490,672)              (2,848,936)              (1,570,850)
 Other                                         --                       --                       --
 Net annuity transactions                   9,240                    4,611                       --
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,981,940                4,259,107                1,757,571
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                            3,661,037               12,334,875                4,429,825
NET ASSETS:
 Beginning of year                      7,029,674               44,483,623               26,452,328
                                    -------------            -------------            -------------
 End of year                          $10,690,711              $56,818,498              $30,882,153
                                    =============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              AMERICAN FUNDS           AMERICAN FUNDS
                                               INTERNATIONAL              NEW WORLD
                                                 HLS FUND                 HLS FUND
                                                SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(180,701)                $(63,851)
 Net realized gain (loss) on security
  transactions                                       202,572                   90,814
 Net realized gain on distributions                  107,703                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         2,005,133                1,166,057
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from operations                        2,134,707                1,193,020
                                               -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                         3,756,473                1,149,819
 Net transfers                                     3,399,379                  759,008
 Surrenders for benefit payments and
  fees                                            (1,869,438)                (464,216)
 Other                                                   275                       --
 Net annuity transactions                              8,557                       --
                                               -------------            -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 5,295,246                1,444,611
                                               -------------            -------------
 Net increase (decrease) in net assets             7,429,953                2,637,631
NET ASSETS:
 Beginning of year                                28,486,816                7,555,070
                                               -------------            -------------
 End of year                                     $35,916,769              $10,192,701
                                               =============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    HUNTINGTON VA         HUNTINGTON VA                               HUNTINGTON VA
                                        INCOME               DIVIDEND           HUNTINGTON VA            MID CORP
                                     EQUITY FUND           CAPTURE FUND          GROWTH FUND           AMERICA FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $31,275              $168,804              $(34,649)             $(45,898)
 Net realized gain (loss) on
  security transactions                   (73,234)             (162,732)              (34,146)              (19,823)
 Net realized gain on
  distributions                                --                    --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         299,942               808,753               277,518               884,225
                                     ------------          ------------          ------------          ------------
 Net increase (decrease) in net
  assets resulting from
  operations                              257,983               814,825               208,723               818,504
                                     ------------          ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                 73,524                78,756                64,106                71,280
 Net transfers                             73,007              (101,584)               43,177                32,537
 Surrenders for benefit
  payments and fees                      (223,693)             (725,169)             (188,046)             (455,661)
 Other                                         --                    --                    --                    --
 Net annuity transactions                      --                    --                    --                    --
                                     ------------          ------------          ------------          ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            (77,162)             (747,997)              (80,763)             (351,844)
                                     ------------          ------------          ------------          ------------
 Net increase (decrease) in net
  assets                                  180,821                66,828               127,960               466,660
NET ASSETS:
 Beginning of year                      2,660,201             6,746,938             2,520,186             4,214,191
                                     ------------          ------------          ------------          ------------
 End of year                           $2,841,022            $6,813,766            $2,648,146            $4,680,851
                                     ============          ============          ============          ============

                                    HUNTINGTON VA         HUNTINGTON VA         HUNTINGTON VA
                                         NEW                 ROTATING           INTERNATIONAL
                                     ECONOMY FUND          MARKETS FUND          EQUITY FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(59,862)              $(9,574)             $(16,827)
 Net realized gain (loss) on
  security transactions                  (116,998)              (20,142)              (48,009)
 Net realized gain on
  distributions                                --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         700,485               106,441               431,532
                                     ------------          ------------          ------------
 Net increase (decrease) in net
  assets resulting from
  operations                              523,625                76,725               366,696
                                     ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                 35,968                12,512               114,651
 Net transfers                             47,881               (22,121)              118,560
 Surrenders for benefit
  payments and fees                      (280,809)              (46,222)             (345,365)
 Other                                         --                    --                    --
 Net annuity transactions                      --                    --                    --
                                     ------------          ------------          ------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (196,960)              (55,831)             (112,154)
                                     ------------          ------------          ------------
 Net increase (decrease) in net
  assets                                  326,665                20,894               254,542
NET ASSETS:
 Beginning of year                      3,852,547             1,442,872             5,039,762
                                     ------------          ------------          ------------
 End of year                           $4,179,212            $1,463,766            $5,294,304
                                     ============          ============          ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                      HUNTINGTON VA
                                              HUNTINGTON VA              MORTGAGE
                                              MACRO 100 FUND         SECURITIES FUND
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(8,796)                $20,298
 Net realized gain (loss) on security
  transactions                                      (43,700)                  9,692
 Net realized gain on distributions                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          207,395                  70,168
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                         154,899                 100,158
                                               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                           31,462                  88,755
 Net transfers                                       20,792                 155,258
 Surrenders for benefit payments and
  fees                                             (110,008)               (209,916)
 Other                                                   --                      --
 Net annuity transactions                                --                      --
                                               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                  (57,754)                 34,097
                                               ------------            ------------
 Net increase (decrease) in net assets               97,145                 134,255
NET ASSETS:
 Beginning of year                                1,275,086               3,030,159
                                               ------------            ------------
 End of year                                     $1,372,231              $3,164,414
                                               ============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            LORD ABBETT           LORD ABBETT            LORD ABBETT
                                    HUNTINGTON VA           FUNDAMENTAL        CAPITAL STRUCTURE       BOND-DEBENTURE
                                      SITUS FUND            EQUITY FUND               FUND                  FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT (30)       SUB-ACCOUNT (31)         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(69,725)                 $66                 $28,249               $596,573
 Net realized gain (loss) on
  security transactions                   (33,352)                   1                  (8,021)                81,528
 Net realized gain on
  distributions                                --                   --                      --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       1,492,507                2,841                 213,178                713,340
                                     ------------            ---------            ------------          -------------
 Net increase (decrease) in net
  assets resulting from
  operations                            1,389,430                2,908                 233,406              1,391,441
                                     ------------            ---------            ------------          -------------
UNIT TRANSACTIONS:
 Purchases                                 77,991               44,000                 209,260                215,994
 Net transfers                             64,554                   --                 346,184                359,859
 Surrenders for benefit
  payments and fees                      (427,058)                  --                (196,030)            (1,128,449)
 Other                                         --                   --                      --                     --
 Net annuity transactions                      --                    1                      --                     --
                                     ------------            ---------            ------------          -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (284,513)              44,001                 359,414               (552,596)
                                     ------------            ---------            ------------          -------------
 Net increase (decrease) in net
  assets                                1,104,917               46,909                 592,820                838,845
NET ASSETS:
 Beginning of year                      5,219,891                   --               1,557,016             13,340,423
                                     ------------            ---------            ------------          -------------
 End of year                           $6,324,808              $46,909              $2,149,836            $14,179,268
                                     ============            =========            ============          =============

                                     LORD ABBETT
                                      GROWTH AND
                                        INCOME          MFS(R) CORE           MFS(R) GROWTH
                                         FUND          EQUITY SERIES             SERIES
                                     SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(27,830)          $(43,345)             $(303,671)
 Net realized gain (loss) on
  security transactions                    30,772            (86,771)               126,838
 Net realized gain on
  distributions                                --                 --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         404,497          1,099,772              2,630,893
                                     ------------      -------------          -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              407,439            969,656              2,454,060
                                     ------------      -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                 11,860             39,262                389,039
 Net transfers                             28,947            (93,535)             1,903,342
 Surrenders for benefit
  payments and fees                      (122,590)        (1,070,538)            (2,205,227)
 Other                                         --                 --                     --
 Net annuity transactions                      --            136,127                 40,989
                                     ------------      -------------          -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                            (81,783)          (988,684)               128,143
                                     ------------      -------------          -------------
 Net increase (decrease) in net
  assets                                  325,656            (19,028)             2,582,203
NET ASSETS:
 Beginning of year                      2,678,133          7,202,235             18,226,877
                                     ------------      -------------          -------------
 End of year                           $3,003,789         $7,183,207            $20,809,080
                                     ============      =============          =============

(30) Funded as of September 21, 2010.

(31) Formerly Lord Abbett America's Value Fund. Change effective May 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              MFS(R) GLOBAL        MFS(R) HIGH
                                              EQUITY SERIES       INCOME SERIES
                                               SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $(58,891)          $5,082,512
 Net realized gain (loss) on security
  transactions                                      147,132              968,098
 Net realized gain on distributions                      --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          632,454            4,428,688
                                               ------------       --------------
 Net increase (decrease) in net assets
  resulting from operations                         720,695           10,479,298
                                               ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                           83,229              425,330
 Net transfers                                      615,395            5,221,860
 Surrenders for benefit payments and
  fees                                             (932,966)         (12,901,678)
 Other                                                   --                  138
 Net annuity transactions                              (702)              (2,669)
                                               ------------       --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (235,044)          (7,257,019)
                                               ------------       --------------
 Net increase (decrease) in net assets              485,651            3,222,279
NET ASSETS:
 Beginning of year                                7,043,962           80,170,617
                                               ------------       --------------
 End of year                                     $7,529,613          $83,392,896
                                               ============       ==============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   MFS(R) INVESTORS
                                        GROWTH             MFS(R) INVESTORS        MFS(R) MID CAP            MFS(R) NEW
                                     STOCK SERIES            TRUST SERIES           GROWTH SERIES         DISCOVERY SERIES
                                      SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(180,360)              $(745,481)             $(469,408)            $(1,417,234)
 Net realized gain (loss) on
  security transactions                    (67,708)             (1,193,292)              (256,444)             (1,817,433)
 Net realized gain on
  distributions                                 --                      --                     --                      --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        1,530,019              13,480,995              6,927,912              26,972,651
                                     -------------          --------------          -------------          --------------
 Net increase (decrease) in net
  assets resulting from
  operations                             1,281,951              11,542,222              6,202,060              23,737,984
                                     -------------          --------------          -------------          --------------
UNIT TRANSACTIONS:
 Purchases                                  37,640                 576,015                136,213                 388,407
 Net transfers                            (620,579)             (2,910,053)             1,759,692              (5,557,091)
 Surrenders for benefit
  payments and fees                     (2,260,192)            (14,425,798)            (3,429,736)             (8,789,190)
 Other                                          --                      --                     --                      --
 Net annuity transactions                   28,842                  37,924                     --                  72,994
                                     -------------          --------------          -------------          --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          (2,814,289)            (16,721,912)            (1,533,831)            (13,884,880)
                                     -------------          --------------          -------------          --------------
 Net increase (decrease) in net
  assets                                (1,532,338)             (5,179,690)             4,668,229               9,853,104
NET ASSETS:
 Beginning of year                      15,171,344             135,280,667             24,402,994              80,594,539
                                     -------------          --------------          -------------          --------------
 End of year                           $13,639,006            $130,100,977            $29,071,223             $90,447,643
                                     =============          ==============          =============          ==============


                                  MFS(R) TOTAL       MFS(R) VALUE          MFS(R) RESEARCH
                                 RETURN SERIES          SERIES               BOND SERIES
                                  SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $4,060,762          $(276,931)              $905,667
 Net realized gain (loss) on
  security transactions              (5,966,264)          (287,403)               159,299
 Net realized gain on
  distributions                              --                 --                229,229
 Net unrealized appreciation
  (depreciation) of investments
  during the year                    32,380,588          9,123,765              2,528,379
                                 --------------      -------------          -------------
 Net increase (decrease) in net
  assets resulting from
  operations                         30,475,086          8,559,431              3,822,574
                                 --------------      -------------          -------------
UNIT TRANSACTIONS:
 Purchases                            2,821,516          2,478,127              4,236,041
 Net transfers                        4,746,302          5,055,425             16,960,312
 Surrenders for benefit
  payments and fees                 (46,903,960)        (8,706,181)            (9,135,398)
 Other                                       --                 --                     --
 Net annuity transactions               (90,910)               (55)                21,123
                                 --------------      -------------          -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                      (39,427,052)        (1,172,684)            12,082,078
                                 --------------      -------------          -------------
 Net increase (decrease) in net
  assets                             (8,951,966)         7,386,747             15,904,652
NET ASSETS:
 Beginning of year                  404,732,803         88,146,324             63,395,804
                                 --------------      -------------          -------------
 End of year                       $395,780,837        $95,533,071            $79,300,456
                                 ==============      =============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------


                                              MFS(R) RESEARCH         MFS(R) RESEARCH
                                           INTERNATIONAL SERIES            SERIES
                                                SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(30,108)               $(43,505)
 Net realized gain (loss) on security
  transactions                                      (373,353)                 97,668
 Net realized gain on distributions                       --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         2,444,056                 621,111
                                               -------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                        2,040,595                 675,274
                                               -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                           101,265                  12,393
 Net transfers                                        97,374                  71,583
 Surrenders for benefit payments and
  fees                                            (2,390,921)               (490,685)
 Other                                                    --                      --
 Net annuity transactions                               (513)                     --
                                               -------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (2,192,795)               (406,709)
                                               -------------            ------------
 Net increase (decrease) in net assets              (152,200)                268,565
NET ASSETS:
 Beginning of year                                24,492,666               5,185,311
                                               -------------            ------------
 End of year                                     $24,340,466              $5,453,876
                                               =============            ============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                               INVESCO
                                                BLACKROCK               BLACKROCK         VAN KAMPEN V. I.         UIF MID CAP
                                                 GLOBAL                 LARGE CAP           INTERNATIONAL             GROWTH
                                         OPPORTUNITIES V.I. FUND    GROWTH V.I. FUND        GROWTH EQUITY           PORTFOLIO
                                            SUB-ACCOUNT (32)           SUB-ACCOUNT        SUB-ACCOUNT (33)       SUB-ACCOUNT (34)
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $314                 $(4,165)                 $(70)               $(34,457)
 Net realized gain (loss) on security
  transactions                                         --                  24,491                     9                  65,803
 Net realized gain on distributions                    --                      --                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          2,727                  35,321                 2,500                 561,525
                                                ---------              ----------             ---------            ------------
 Net increase (decrease) in net assets
  resulting from operations                         3,041                  55,647                 2,439                 592,871
                                                ---------              ----------             ---------            ------------
UNIT TRANSACTIONS:
 Purchases                                             --                     214                    --                  33,945
 Net transfers                                        149                   4,083                    --                 257,694
 Surrenders for benefit payments and
  fees                                               (205)                (90,991)                 (378)                (96,666)
 Other                                                 --                      --                    --                      --
 Net annuity transactions                              --                      --                    --                      --
                                                ---------              ----------             ---------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                    (56)                (86,694)                 (378)                194,973
                                                ---------              ----------             ---------            ------------
 Net increase (decrease) in net assets              2,985                 (31,047)                2,061                 787,844
NET ASSETS:
 Beginning of year                                 26,402                 481,784                30,650               1,923,240
                                                ---------              ----------             ---------            ------------
 End of year                                      $29,387                $450,737               $32,711              $2,711,084
                                                =========              ==========             =========            ============

                                             INVESCO                                 MORGAN STANLEY --
                                         VAN KAMPEN V. I.     MORGAN STANLEY --           CAPITAL
                                             MID CAP            FOCUS GROWTH           OPPORTUNITIES
                                            VALUE FUND            PORTFOLIO              PORTFOLIO
                                         SUB-ACCOUNT (35)        SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $(5,491)              $(139)                 $(3,718)
 Net realized gain (loss) on security
  transactions                                  32,050                  (2)                   2,082
 Net realized gain on distributions                 --                  --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     123,339               1,400                   46,343
                                            ----------             -------               ----------
 Net increase (decrease) in net assets
  resulting from operations                    149,898               1,259                   44,707
                                            ----------             -------               ----------
UNIT TRANSACTIONS:
 Purchases                                      10,138                  --                       --
 Net transfers                                  67,650                  --                  (12,120)
 Surrenders for benefit payments and
  fees                                         (39,697)                 (4)                  (7,677)
 Other                                              --                  --                       --
 Net annuity transactions                           --                  --                       --
                                            ----------             -------               ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              38,091                  (4)                 (19,797)
                                            ----------             -------               ----------
 Net increase (decrease) in net assets         187,989               1,255                   24,910
NET ASSETS:
 Beginning of year                             751,663               5,260                  196,847
                                            ----------             -------               ----------
 End of year                                  $939,652              $6,515                 $221,757
                                            ==========             =======               ==========

(32) Formerly BlackRock Global Growth V.I. Fund. Change effective May 3, 2010.

(33) Formerly Van Kampen -- UIF International Growth Equity Portfolio. Change effective June 1, 2010.

(34) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

(35) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  MORGAN STANLEY --
                                       MID CAP           MORGAN STANLEY --
                                       GROWTH             FLEXIBLE INCOME
                                      PORTFOLIO              PORTFOLIO
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(332)                $1,847
 Net realized gain (loss) on
  security transactions                     191                     83
 Net realized gain on
  distributions                              --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             5,534                    965
                                      ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              5,393                  2,895
                                      ---------              ---------
UNIT TRANSACTIONS:
 Purchases                                   --                     --
 Net transfers                            3,126                     --
 Surrenders for benefit
  payments and fees                        (418)                  (369)
 Other                                       --                     --
 Net annuity transactions                    --                     --
                                      ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       2,708                   (369)
                                      ---------              ---------
 Net increase (decrease) in
  net assets                              8,101                  2,526
NET ASSETS:
 Beginning of year                       15,201                 41,357
                                      ---------              ---------
 End of year                            $23,302                $43,883
                                      =========              =========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               INVESCO V I SELECT        MTB MANAGED          COLUMBIA MARSICO
                                   DIMENSIONS            ALLOCATION             INTERNATIONAL         COLUMBIA
                                    DIVIDEND          FUND -- MODERATE          OPPORTUNITIES        HIGH YIELD
                                GROWTH PORTFOLIO          GROWTH II                VS FUND             VS FUND
                                SUB-ACCOUNT (36)         SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(13)                  $(80)                $(193,844)           $759,937
 Net realized gain (loss) on
  security transactions                   61                     24                   439,467             107,912
 Net realized gain on
  distributions                           --                     --                        --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            425                  1,476                 1,166,073             324,938
                                     -------              ---------             -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             473                  1,420                 1,411,696           1,192,787
                                     -------              ---------             -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                --                     --                    48,962              77,301
 Net transfers                            --                     --                  (329,479)           (179,934)
 Surrenders for benefit
  payments and fees                     (303)                    --                (2,447,556)         (2,189,559)
 Other                                    --                     --                        --                  --
 Net annuity transactions                 --                     --                        --                  --
                                     -------              ---------             -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (303)                    --                (2,728,073)         (2,292,192)
                                     -------              ---------             -------------       -------------
 Net increase (decrease) in
  net assets                             170                  1,420                (1,316,377)         (1,099,405)
NET ASSETS:
 Beginning of year                     5,932                 15,445                15,386,774          13,440,768
                                     -------              ---------             -------------       -------------
 End of year                          $6,102                $16,865               $14,070,397         $12,341,363
                                     =======              =========             =============       =============


                                  COLUMBIA MARSICO          COLUMBIA ASSET         COLUMBIA MARSICO
                                  FOCUSED EQUITIES            ALLOCATION                GROWTH
                                       VS FUND                 FUND VS                  VS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(170,060)                $23,357                $(187,947)
 Net realized gain (loss) on
  security transactions                   274,283                (237,399)                 712,623
 Net realized gain on
  distributions                                --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,527,791                 656,599                1,133,115
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,632,014                 442,557                1,657,791
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 14,744                  13,829                   41,708
 Net transfers                           (217,749)                 52,888                 (396,588)
 Surrenders for benefit
  payments and fees                    (1,667,424)               (772,152)              (1,917,210)
 Other                                         --                      --                       --
 Net annuity transactions                      --                      --                       --
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,870,429)               (705,435)              (2,272,090)
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                             (238,415)               (262,878)                (614,299)
NET ASSETS:
 Beginning of year                     11,487,598               4,470,805               10,373,899
                                    -------------            ------------            -------------
 End of year                          $11,249,183              $4,207,927               $9,759,600
                                    =============            ============            =============

(36) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   COLUMBIA MARSICO        COLUMBIA MARSICO
                                     21ST CENTURY            MIDCAP GROWTH
                                       VS FUND                  VS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(65,656)               $(279,597)
 Net realized gain (loss) on
  security transactions                   118,791                   24,176
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             405,621                3,630,347
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              458,756                3,374,926
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                    400                   95,150
 Net transfers                           (102,245)              (1,322,854)
 Surrenders for benefit
  payments and fees                      (583,410)              (2,517,259)
 Other                                         --                       --
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (685,255)              (3,744,963)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                             (226,499)                (370,037)
NET ASSETS:
 Beginning of year                      3,525,414               14,934,968
                                     ------------            -------------
 End of year                           $3,298,915              $14,564,931
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   OPPENHEIMER                                                            OPPENHEIMER
                                     CAPITAL              OPPENHEIMER             OPPENHEIMER             MAIN STREET
                                   APPRECIATION        GLOBAL SECURITIES          MAIN STREET              SMALL CAP
                                     FUND/VA                FUND/VA                FUND(R)/VA              FUND(R)/VA
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(7,328)               $(31,090)                $(7,577)               $(72,413)
 Net realized gain (loss) on
  security transactions                  6,124                 141,381                   7,557                 121,364
 Net realized gain on
  distributions                             --                      --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           36,864                 871,900                 144,924               1,199,301
                                    ----------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            35,660                 982,191                 144,904               1,248,252
                                    ----------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              14,001                  92,311                   4,655                 107,946
 Net transfers                           9,885                 140,202                 128,044                 (91,079)
 Surrenders for benefit
  payments and fees                    (70,525)               (560,052)                (45,960)               (353,166)
 Other                                      --                      --                      --                      --
 Net annuity transactions                   --                      --                      --                      --
                                    ----------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (46,639)               (327,539)                 86,739                (336,299)
                                    ----------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           (10,979)                654,652                 231,643                 911,953
NET ASSETS:
 Beginning of year                     551,924               7,342,105                 922,344               5,861,068
                                    ----------            ------------            ------------            ------------
 End of year                          $540,945              $7,996,757              $1,153,987              $6,773,021
                                    ==========            ============            ============            ============


                                   OPPENHEIMER         PUTNAM VT              PUTNAM VT
                                      VALUE           DIVERSIFIED            GLOBAL ASSET
                                     FUND/VA          INCOME FUND          ALLOCATION FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,038)         $2,468,849               $20,772
 Net realized gain (loss) on
  security transactions                    806              80,752                   289
 Net realized gain on
  distributions                             --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           20,500            (510,873)               46,070
                                    ----------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            20,268           2,038,728                67,131
                                    ----------       -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 570             483,812               140,775
 Net transfers                          48,102           1,829,532               113,689
 Surrenders for benefit
  payments and fees                     (9,430)         (1,129,451)              (11,346)
 Other                                      --                  --                    --
 Net annuity transactions                   --                  --                    --
                                    ----------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     39,242           1,183,893               243,118
                                    ----------       -------------            ----------
 Net increase (decrease) in
  net assets                            59,510           3,222,621               310,249
NET ASSETS:
 Beginning of year                     127,745          18,736,189               316,761
                                    ----------       -------------            ----------
 End of year                          $187,255         $21,958,810              $627,010
                                    ==========       =============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     PUTNAM VT            PUTNAM VT
                                   INTERNATIONAL        INTERNATIONAL
                                    VALUE FUND           EQUITY FUND
                                 SUB-ACCOUNT (37)        SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,162                $4,531
 Net realized gain (loss) on
  security transactions                 (1,548)                  175
 Net realized gain on
  distributions                             --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,468                18,017
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             4,082                22,723
                                     ---------            ----------
UNIT TRANSACTIONS:
 Purchases                               1,565                    25
 Net transfers                          18,760                13,266
 Surrenders for benefit
  payments and fees                    (16,811)              (16,808)
 Other                                      --                    --
 Net annuity transactions                   --                    --
                                     ---------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      3,514                (3,517)
                                     ---------            ----------
 Net increase (decrease) in
  net assets                             7,596                19,206
NET ASSETS:
 Beginning of year                      73,361               282,525
                                     ---------            ----------
 End of year                           $80,957              $301,731
                                     =========            ==========

(37) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   JPMORGAN                  JPMORGAN
                                    PUTNAM VT                                   INSURANCE TRUST          INSURANCE TRUST
                                    SMALL CAP              PUTNAM VT               BALANCED                 CORE BOND
                                    VALUE FUND           VOYAGER FUND           PORTFOLIO -- 1            PORTFOLIO -- 1
                                   SUB-ACCOUNT         SUB-ACCOUNT (30)        SUB-ACCOUNT (27)            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(3,626)                 $(15)                  $(9,300)               $2,154,651
 Net realized gain (loss) on
  security transactions                  1,231                     1                   (28,149)                  418,100
 Net realized gain on
  distributions                             --                    --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           61,500                 1,250                   121,699                 4,134,705
                                    ----------             ---------             -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            59,105                 1,236                    84,250                 6,707,456
                                    ----------             ---------             -------------            --------------
UNIT TRANSACTIONS:
 Purchases                              61,879                10,000                     1,020                   347,447
 Net transfers                          20,386                    --                (1,989,715)                1,842,753
 Surrenders for benefit
  payments and fees                    (10,510)                   --                   (31,445)               (8,475,244)
 Other                                      --                    --                        --                        --
 Net annuity transactions                   --                    --                        --                        --
                                    ----------             ---------             -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     71,755                10,000                (2,020,140)               (6,285,044)
                                    ----------             ---------             -------------            --------------
 Net increase (decrease) in
  net assets                           130,860                11,236                (1,935,890)                  422,412
NET ASSETS:
 Beginning of year                     179,698                    --                 1,935,890                90,092,930
                                    ----------             ---------             -------------            --------------
 End of year                          $310,558               $11,236                      $ --               $90,515,342
                                    ==========             =========             =============            ==============

                                      JPMORGAN                 JPMORGAN                  JPMORGAN
                                  INSURANCE TRUST          INSURANCE TRUST           INSURANCE TRUST
                                    U.S. EQUITY            INTREPID MID CAP            EQUITY INDEX
                                   PORTFOLIO -- 1           PORTFOLIO -- 1            PORTFOLIO -- 1
                                    SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(65,892)                 $(28,608)                 $197,806
 Net realized gain (loss) on
  security transactions                  (49,409)                    2,901                  (181,281)
 Net realized gain on
  distributions                               --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,232,755                 1,647,141                 4,872,042
                                    ------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,117,454                 1,621,434                 4,888,567
                                    ------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                27,838                    46,112                    98,844
 Net transfers                           210,468                  (421,893)               (1,579,486)
 Surrenders for benefit
  payments and fees                     (758,156)                 (593,702)               (3,220,945)
 Other                                        --                        --                        --
 Net annuity transactions                     --                        --                        --
                                    ------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (519,850)                 (969,483)               (4,701,587)
                                    ------------            --------------            --------------
 Net increase (decrease) in
  net assets                             597,604                   651,951                   186,980
NET ASSETS:
 Beginning of year                     9,070,657                 9,463,584                39,558,492
                                    ------------            --------------            --------------
 End of year                          $9,668,261               $10,115,535               $39,745,472
                                    ============            ==============            ==============

(27) Effective April 23, 2010 JPMorgan Insurance Trust Balanced Portfolio -- 1 was liquidated.

(30) Funded as of September 21, 2010.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       JPMORGAN                JPMORGAN
                                   INSURANCE TRUST          INSURANCE TRUST
                                   INTREPID GROWTH          MID CAP GROWTH
                                    PORTFOLIO -- 1          PORTFOLIO -- 1
                                     SUB-ACCOUNT           SUB-ACCOUNT (38)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(22,586)               $(174,757)
 Net realized gain (loss) on
  security transactions                    70,700                   56,743
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             483,221                2,485,930
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              531,335                2,367,916
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  9,455                   22,105
 Net transfers                           (111,135)                (499,809)
 Surrenders for benefit
  payments and fees                      (291,689)                (898,262)
 Other                                         --                       --
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (393,369)              (1,375,966)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                              137,966                  991,950
NET ASSETS:
 Beginning of year                      3,798,663               10,825,577
                                     ------------            -------------
 End of year                           $3,936,629              $11,817,527
                                     ============            =============

(38) Formerly JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio. Change effective May 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      JPMORGAN
                                  INSURANCE TRUST         JENNISON 20/20                                PRUDENTIAL
                                   MID CAP VALUE              FOCUS                JENNISON                VALUE
                                   PORTFOLIO -- 1           PORTFOLIO             PORTFOLIO              PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(35,649)              $(3,567)              $(5,342)               $(1,502)
 Net realized gain (loss) on
  security transactions                 (136,620)               (9,048)               (6,997)                (1,131)
 Net realized gain on
  distributions                               --                    --                    --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,738,020                14,926                35,003                 11,543
                                    ------------            ----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,565,751                 2,311                22,664                  8,910
                                    ------------            ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                32,527                 1,000                    --                  1,000
 Net transfers                            91,325               (15,324)              (43,811)                   241
 Surrenders for benefit
  payments and fees                     (682,065)              (63,071)              (41,947)              (157,958)
 Other                                        --                    --                    --                     --
 Net annuity transactions                     --                    --                    --                     --
                                    ------------            ----------            ----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (558,213)              (77,395)              (85,758)              (156,717)
                                    ------------            ----------            ----------            -----------
 Net increase (decrease) in
  net assets                           1,007,538               (75,084)              (63,094)              (147,807)
NET ASSETS:
 Beginning of year                     7,538,425               259,027               358,668                237,711
                                    ------------            ----------            ----------            -----------
 End of year                          $8,545,963              $183,943              $295,574                $89,904
                                    ============            ==========            ==========            ===========

                                  PRUDENTIAL          LEGG MASON             LEGG MASON
                                    SERIES            CLEARBRIDGE           CLEARBRIDGE
                                 INTERNATIONAL      VARIABLE EQUITY           VARIABLE
                                    GROWTH          INCOME BUILDER       FUNDAMENTAL VALUE
                                   PORTFOLIO           PORTFOLIO             PORTFOLIO
                                  SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(32)              $2,038                  $2,035
 Net realized gain (loss) on
  security transactions                  (9)              (4,320)                (66,620)
 Net realized gain on
  distributions                          --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           724               10,683                 195,685
                                    -------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            683                8,401                 131,100
                                    -------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                               --                   --                      --
 Net transfers                           --                2,908                 (29,342)
 Surrenders for benefit
  payments and fees                     (18)             (11,813)               (155,069)
 Other                                   --                   --                      --
 Net annuity transactions                --                   --                      --
                                    -------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (18)              (8,905)               (184,411)
                                    -------            ---------            ------------
 Net increase (decrease) in
  net assets                            665                 (504)                (53,311)
NET ASSETS:
 Beginning of year                    5,791               84,268               1,025,780
                                    -------            ---------            ------------
 End of year                         $6,456              $83,764                $972,469
                                    =======            =========            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              LEGG MASON
                                             WESTERN ASSET          LEGG MASON
                                            VARIABLE GLOBAL        CLEARBRIDGE
                                            HIGH YIELD BOND     VARIABLE INVESTORS
                                               PORTFOLIO            PORTFOLIO
                                              SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $5,802                $4,903
 Net realized gain (loss) on security
  transactions                                        57                (6,894)
 Net realized gain on distributions                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         3,721                26,291
                                               ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                        9,580                24,300
                                               ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                            --                    --
 Net transfers                                     2,680                (9,706)
 Surrenders for benefit payments and
  fees                                            (1,797)              (42,383)
 Other                                                --                    --
 Net annuity transactions                             --                    --
                                               ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                   883               (52,089)
                                               ---------            ----------
 Net increase (decrease) in net assets            10,463               (27,789)
NET ASSETS:
 Beginning of year                                71,655               352,039
                                               ---------            ----------
 End of year                                     $82,118              $324,250
                                               =========            ==========

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              INVESCO                                  WELLS FARGO           WELLS FARGO
                                          VAN KAMPEN V. I.         INVESCO            ADVANTAGE VT          ADVANTAGE VT
                                             GROWTH AND        VAN KAMPEN V. I.        INDEX ASSET          TOTAL RETURN
                                            INCOME FUND         COMSTOCK FUND        ALLOCATION FUND          BOND FUND
                                          SUB-ACCOUNT (39)     SUB-ACCOUNT (40)     SUB-ACCOUNT (41)         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $(20,302)            $(6,604)                 $(7)                 $203
 Net realized gain (loss) on security
  transactions                                    10,992              (6,073)                   3                    --
 Net realized gain on distributions                   --                  --                   --                   272
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       179,542              59,464                1,223                    61
                                            ------------          ----------            ---------             ---------
 Net increase (decrease) in net assets
  resulting from operations                      170,232              46,787                1,219                   536
                                            ------------          ----------            ---------             ---------
UNIT TRANSACTIONS:
 Purchases                                        27,920                  --                   --                    --
 Net transfers                                   151,661              (5,923)                  --                    --
 Surrenders for benefit payments and
  fees                                           (68,807)            (11,072)                  --                    --
 Other                                                --                  --                   --                    --
 Net annuity transactions                             --                  --                   --                     3
                                            ------------          ----------            ---------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions               110,774             (16,995)                  --                     3
                                            ------------          ----------            ---------             ---------
 Net increase (decrease) in net assets           281,006              29,792                1,219                   539
NET ASSETS:
 Beginning of year                             1,404,925             362,147               10,871                 9,569
                                            ------------          ----------            ---------             ---------
 End of year                                  $1,685,931            $391,939              $12,090               $10,108
                                            ============          ==========            =========             =========

                                               WELLS FARGO              WELLS FARGO             WELLS FARGO
                                              ADVANTAGE VT              ADVANTAGE VT            ADVANTAGE VT
                                                INTRINSIC              INTERNATIONAL             SMALL CAP
                                               VALUE FUND               EQUITY FUND             GROWTH FUND
                                          SUB-ACCOUNT (42)(43)      SUB-ACCOUNT (44)(45)      SUB-ACCOUNT (46)
--------------------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $(213)                  $(15,364)               $(30,404)
 Net realized gain (loss) on security
  transactions                                     (1,093)                  (860,169)               (496,601)
 Net realized gain on distributions                    --                     62,655                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          4,338                  1,067,165                 914,951
                                                ---------               ------------            ------------
 Net increase (decrease) in net assets
  resulting from operations                         3,032                    254,287                 387,946
                                                ---------               ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                             --                      2,775                   5,071
 Net transfers                                        174                    (67,699)                 93,014
 Surrenders for benefit payments and
  fees                                             (1,337)                  (106,629)               (314,163)
 Other                                                 --                         --                      --
 Net annuity transactions                              --                         --                    (442)
                                                ---------               ------------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions                 (1,163)                  (171,553)               (216,520)
                                                ---------               ------------            ------------
 Net increase (decrease) in net assets              1,869                     82,734                 171,426
NET ASSETS:
 Beginning of year                                 26,909                  1,814,130               1,699,942
                                                ---------               ------------            ------------
 End of year                                      $28,778                 $1,896,864              $1,871,368
                                                =========               ============            ============

(39) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(40) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

(41) Formerly Wells Fargo Advantage VT Asset Allocation Fund. Change effective May 1, 2010.

(42) Effective July 16, 2010 Wells Fargo Advantage VT C&B Large Cap Value Fund merged with Wells Fargo Advantage VT Equity Income Fund.

(43) Formerly Wells Fargo Advantage VT Equity Income Fund. Change effective July 16, 2010.

(44) Formerly Wells Fargo Advantage VT International Core Fund. Change effective July 16, 2010.

(45) Effective July 16, 2010 Evergreen VA International Equity Fund merged with Wells Fargo Advantage VT International Core Fund.

(46) Effective July 16, 2010 Evergreen VA Growth Fund merged with Wells Fargo Advantage VT Small Cap Growth Fund.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                         WELLS FARGO
                                   WELLS FARGO          ADVANTAGE VT
                                  ADVANTAGE VT            SMALL CAP
                                 DISCOVERY FUND          VALUE FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (47)
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(39)               $(258,223)
 Net realized gain (loss) on
  security transactions                   12               (6,423,099)
 Net realized gain on
  distributions                           --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            901                9,292,932
                                     -------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             874                2,611,610
                                     -------            -------------
UNIT TRANSACTIONS:
 Purchases                                --                  150,191
 Net transfers                            --                 (236,539)
 Surrenders for benefit
  payments and fees                      (14)              (1,347,841)
 Other                                    --                       --
 Net annuity transactions                 --                     (393)
                                     -------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (14)              (1,434,582)
                                     -------            -------------
 Net increase (decrease) in
  net assets                             860                1,177,028
NET ASSETS:
 Beginning of year                     2,609               15,909,680
                                     -------            -------------
 End of year                          $3,469              $17,086,708
                                     =======            =============

(47) Effective July 16, 2010 Evergreen VA Special Values Fund merged with newly created Wells Fargo Advantage VT Small Cap Value Fund.

THE ACCOMPANYING NOTES ARE AN INTERGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the American Century VP Value Fund, AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid-Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Basic Value Fund, Invesco V.I. Capital Appreciation Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund (merged with Invesco Van Kampen V. I. International Growth Equity), Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Capital Development Fund, Invesco V.I. Balanced Risk Allocation Fund (merged with Invesco V.I. Global Multi-Asset Fund), Invesco V.I. Dividend Growth Fund (merged with Invesco V.I. Select Dimensions Dividend Growth Portfolio), American Century VP Mid Cap Value Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Sterling Capital Strategic Allocation Equity VIF (formerly BB&T Capital Manager Equity VIF), Sterling Capital Select Equity VIF (formerly BB&T Select Equity VIF), Sterling Capital Special Opportunities VIF (formerly BB&T Special Opportunities Equity VIF), Sterling Capital Total Return Bond VIF (formerly BB&T Total Return Bond VIF), Columbia Variable Portfolio -- Small Company Growth Fund (formerly Columbia Small Company Growth VS Fund), Wells Fargo Advantage VT Omega Growth Fund, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund(R) Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Fidelity VIP Strategic Income Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Healthcare HLS Fund (formerly Hartford Global Health HLS
    Fund), Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, American Funds New World HLS Fund, Hartford Portfolio Diversifier HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund, Huntington VA New Economy Fund, Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Capital Structure Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS(R) Core Equity Series, MFS(R) Growth Series, MFS(R) Global Equity Series, MFS(R) High Income Series, MFS(R) Investors Growth Stock Series, MFS(R) Investors Trust Series, MFS(R) Mid Cap Growth Series, MFS(R) New Discovery Series, MFS(R) Total Return Series, MFS(R) Value

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

    Series, MFS(R) Research Bond Series, MFS(R) Research International Series, MFS(R) Research Series, BlackRock Global Allocation V.I. Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund (formerly BlackRock Utilities and Telecommunications V.I. Fund), UIF Mid Cap Growth Portfolio, Invesco Van Kampen V.I. Mid Cap Value Fund, Morgan Stanley -- Focus Growth Portfolio*, Morgan Stanley Multi Cap Growth Portfolio (formerly Morgan Stanley -- Capital Opportunities Portfolio), Morgan Stanley -- Mid Cap Growth Portfolio, Morgan Stanley -- Flexible Income Portfolio, MTB Managed Allocation Fund -- Moderate Growth II, BlackRock Capital Appreciation V.I. Fund, Columbia Variable Portfolio -- Marsico International Opportunities Fund (formerly Columbia Marsico International Opportunities VS Fund), Columbia Variable Portfolio -- High Income Fund (formerly Columbia High Yield VS Fund), Columbia Variable Portfolio -- Marsico Focused Equities Fund (formerly Columbia Marsico Focused Equities VS Fund), Columbia Variable Portfolio -- Asset Allocation Fund (formerly Columbia Asset Allocation Fund
    VS), Columbia Variable Portfolio -- Marsico Growth Fund (formerly Columbia Marsico Growth VS Fund), Columbia Variable Portfolio -- Marsico 21st Century Fund (formerly Columbia Marsico 21st Century VS Fund), Columbia Variable Portfolio -- Mid Cap Growth Fund (formerly Columbia Marsico Midcap Growth VS
    Fund), Columbia Variable Portfolio -- Diversified Equity Income Fund (merged with Columbia Large Cap Value VS Fund), Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund(R)/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA (formerly Oppenheimer Main Street SmallCap Fund/VA), Oppenheimer Value Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Small Cap Value Fund, Putnam VT Voyager Fund, JPMorgan Insurance Trust Core Bond Portfolio -- 1, JPMorgan Insurance Trust U.S. Equity Portfolio -- 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- 1, JPMorgan Insurance Trust Equity Index Portfolio -- 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- 1, JPMorgan Insurance Trust Mid Cap Growth Portfolio -- 1, JPMorgan Insurance Trust Mid Cap Value Portfolio -- 1, Putnam VT Equity Income Fund, PIMCO All Asset Portfolio, PIMCO EqS Pathfinder Portfolio, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Prudential Series International Growth Portfolio, Legg Mason ClearBridge Variable Equity Income Builder Portfolio, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio, Legg Mason Western Asset Variable Global High Yield Bond Portfolio, Legg Mason ClearBridge Variable Large Cap Value Portfolio, Invesco Van Kampen V.I. Growth and Income Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. Capital Growth Fund (merged with Invesco V.I. Large Cap Growth Fund), Wells Fargo Advantage VT Index Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small Cap Value Fund and Wells Fargo Advantage VT Opportunity Fund (merged with Wells Fargo Advantage VT Core Equity Fund).

* This fund was not funded as of December 31, 2011, and as a result, it is not presented in the statements of assets and liabilities.

     During 2010 the following Sub-Accounts were liquidated: Evergreen VA Diversified Capital Builder Fund, BB&T Mid Cap Growth VIF, Templeton Global Asset Allocation Fund and JPMorgan Insurance Trust Balanced Portfolio -- 1.

     The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

     Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

-------------------------------------------------------------------------------

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) SUBSEQUENT EVENTS -- On March 21, 2012, Hartford Financial Services Group, Inc. ("HFSG"), the ultimate parent of the Sponsor Company, announced that it has decided to focus on its Property and Casualty, Group Benefits and Mutual Funds businesses. As a result, HFSG will cease selling its individual annuity products effective April 27, 2012. In addition, HFSG is pursuing sales or other strategic alternatives for its individual life, Woodbury Financial Services and retirement plans businesses.

       Management has evaluated events subsequent to December 31, 2011 and through the financial statement issuance date of April 13, 2012, noting there are no additional subsequent events requiring adjustment or disclosure in the financial statements.

       f) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined according to certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       g) FAIR VALUE MEASUREMENTS -- The Sub-Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2011. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2011, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2011.

       h) ACCOUNTING FOR UNCERTAIN TAX PROVISIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2011. The 2007 through 2011 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       i) ADOPTION OF NEW ACCOUNTING STANDARDS -- In May 2011, the Financial Accounting Standards Board issued a standard clarifying how to measure fair value in order to ensure that fair value has the same meaning in U.S. GAAP and in International Financial Reporting Standards and that their respective fair value measurement and disclosure requirements are the same (except for minor differences in wording and style). This standard will be effective for the Account beginning January 1, 2012. Management is currently evaluating the impact of this guidance on the Account's financial statements for the year ended December 31, 2012.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, described as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of 1.55% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) TAX EXPENSE CHARGE -- If applicable, the Sponsor Company will make deductions of a maximum rate of 3.5% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Accounts average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations.

       d) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be deducted, by the Sponsor Company, from the Sub-Account's net assets each contract year. These charges are deducted through a surrender of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

       f) DISTRIBUTION CHARGE -- A Distribution Charge of 0.75% may be charged, by the Sponsor Company, to the contract's value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of eight years after each respective premium payment. These charges are deducted through a redemption of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Century VP Value Fund                          $312,345         $24,006
AllianceBernstein VPS Balanced Wealth Strategy         1,541,976       1,151,072
 Portfolio
AllianceBernstein VPS International Value              1,586,728       1,081,143
 Portfolio
AllianceBernstein VPS Small/Mid-Cap Value                514,142         623,692
 Portfolio
AllianceBernstein VPS Value Portfolio                     68,100          26,385
AllianceBernstein VPS International Growth               152,985         179,052
 Portfolio
Invesco V.I. Basic Value Fund                          3,031,258      12,186,796
Invesco V.I. Capital Appreciation Fund                 1,964,951       6,298,683
Invesco V.I. Core Equity Fund                          8,015,308      23,390,455
Invesco V.I. Government Securities Fund               58,794,009     112,044,657
Invesco V.I. High Yield Fund                             310,475         601,583
Invesco V.I. International Growth Fund*                8,453,592      15,059,734

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund                 $6,537,955     $26,021,124
Invesco V.I. Small Cap Equity Fund                    12,878,469      16,985,729
Invesco V.I. Capital Development Fund                  5,481,710       3,570,709
Invesco V.I. Balanced Risk Allocation Fund*            3,549,494       1,929,092
Invesco V.I. Dividend Growth Fund*                         6,344           6,655
American Century VP Mid Cap Value Fund                    19,822             879
American Funds Global Bond Fund                       27,890,320      31,734,947
American Funds Global Growth and Income Fund           8,829,928      26,651,150
American Funds Asset Allocation Fund                  28,071,179      80,585,633
American Funds Blue Chip Income and Growth Fund        9,790,262      32,801,431
American Funds Bond Fund                              32,061,688      86,662,620
American Funds Global Growth Fund                      7,237,088      26,765,814
American Funds Growth Fund                            36,899,859     204,749,929
American Funds Growth-Income Fund                     36,406,529     162,947,847
American Funds International Fund                     16,256,538      51,166,218
American Funds New World Fund                         12,693,517      37,762,078
American Funds Global Small Capitalization Fund        8,951,221      29,582,538
Sterling Capital Strategic Allocation Equity
 VIF*                                                        295             599
Sterling Capital Select Equity VIF*                           26             288
Sterling Capital Special Opportunities VIF*              128,422         192,969
Sterling Capital Total Return Bond VIF*                  227,793         188,001
Columbia Variable Portfolio -- Small Company
 Growth Fund*                                            782,896       2,947,177
Wells Fargo Advantage VT Omega Growth Fund               309,620         239,328
Fidelity VIP Growth Portfolio                            754,922         395,858
Fidelity VIP Contrafund(R) Portfolio                   3,886,155       2,719,211
Fidelity VIP Mid Cap Portfolio                         1,867,696       2,379,180
Fidelity VIP Value Strategies Portfolio                  749,046         576,046
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                                67,761          81,451
Fidelity VIP Strategic Income Portfolio                   14,196             171
Franklin Rising Dividends Securities Fund             27,883,173      67,462,308
Franklin Income Securities Fund                       88,469,759     202,999,081
Franklin Large Cap Growth Securities Fund              4,931,765      15,153,782
Franklin Global Real Estate Securities Fund              191,431         343,611
Franklin Small-Mid Cap Growth Securities Fund         13,785,427      33,688,840
Franklin Small Cap Value Securities Fund               6,958,621       8,575,442
Franklin Strategic Income Securities Fund             54,884,967      79,037,279
Mutual Shares Securities Fund                         23,512,450     104,731,708
Templeton Developing Markets Securities Fund          14,367,527      33,321,676
Templeton Foreign Securities Fund                     26,039,571      48,667,277
Templeton Growth Securities Fund                      11,766,010      67,012,021
Mutual Global Discovery Securities Fund               18,686,194      37,936,901
Franklin Flex Cap Growth Securities Fund               4,179,520       7,546,629
Franklin Large Cap Value Securities Fund               1,884,955       2,956,146
Templeton Global Bond Securities Fund                  6,796,621       4,443,265
Hartford Advisers HLS Fund                             1,626,665       3,833,984
Hartford Total Return Bond HLS Fund                   27,724,067      36,325,769
Hartford Capital Appreciation HLS Fund                22,727,308      26,192,182
Hartford Dividend and Growth HLS Fund                 13,727,275      17,036,302
Hartford Global Research HLS Fund                         57,192         133,021

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Hartford Healthcare HLS Fund*                               $491         $79,068
Hartford Global Growth HLS Fund                           73,782         264,891
Hartford Disciplined Equity HLS Fund                   2,433,685       2,027,389
Hartford Growth HLS Fund                                 371,115         276,155
Hartford Growth Opportunities HLS Fund                 5,349,325       5,616,569
Hartford High Yield HLS Fund                           4,096,853       1,679,420
Hartford Index HLS Fund                                  203,412         124,590
Hartford International Opportunities HLS Fund          1,553,132       2,167,754
Hartford Small/Mid Cap Equity HLS Fund                   896,597         794,692
Hartford MidCap HLS Fund                                   2,619         522,273
Hartford MidCap Value HLS Fund                            87,152         195,082
Hartford Money Market HLS Fund                       256,494,041     271,970,406
Hartford Small Company HLS Fund                        1,556,400       2,334,409
Hartford SmallCap Growth HLS Fund                      1,564,019         370,060
Hartford Stock HLS Fund                                  976,895       3,225,060
Hartford U.S. Government Securities HLS Fund           2,834,768       3,532,555
Hartford Value HLS Fund                                  174,579         210,444
American Funds Asset Allocation HLS Fund               2,621,753       1,319,812
American Funds Blue Chip Income and Growth HLS
 Fund                                                    492,020         778,975
American Funds Bond HLS Fund                           5,226,195       7,350,797
American Funds Global Bond HLS Fund                      919,435         979,061
American Funds Global Growth and Income HLS
 Fund                                                    907,056       2,007,227
American Funds Global Growth HLS Fund                    978,865       1,044,660
American Funds Global Small Capitalization HLS
 Fund                                                  1,864,153       2,034,190
American Funds Growth HLS Fund                         6,465,166       8,185,343
American Funds Growth-Income HLS Fund                  3,611,417       5,092,223
American Funds International HLS Fund                  8,182,399       3,563,248
American Funds New World HLS Fund                      1,575,005       2,323,543
Hartford Portfolio Diversifier HLS Fund                7,738,916         175,025
Huntington VA Income Equity Fund                         511,339         865,946
Huntington VA Dividend Capture Fund                    1,129,017       1,519,538
Huntington VA Growth Fund                                314,653         506,171
Huntington VA Mid Corp America Fund                      261,657         996,310
Huntington VA New Economy Fund                           294,045         865,612
Huntington VA Rotating Markets Fund                       37,848         198,408
Huntington VA International Equity Fund                  537,068       1,061,471
Huntington VA Macro 100 Fund                             208,186         252,109
Huntington VA Mortgage Securities Fund                   579,099         717,403
Huntington VA Situs Fund                                 546,290       1,426,269
Lord Abbett Fundamental Equity Fund                      853,188          63,407
Lord Abbett Capital Structure Fund                       856,175         458,913
Lord Abbett Bond Debenture Fund                        2,043,967       2,503,268
Lord Abbett Growth and Income Fund                        90,412         236,481
MFS(R) Core Equity Series                              2,026,544       3,178,960
MFS(R) Growth Series                                   5,068,828       6,707,966
MFS(R) Global Equity Series                            2,308,020       3,048,741
MFS(R) High Income Series                             23,040,900      31,960,738
MFS(R) Investors Growth Stock Series                   2,088,404       4,484,400
MFS(R) Investors Trust Series                          9,474,914      30,560,997

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
MFS(R) Mid Cap Growth Series                          $3,117,281     $10,288,176
MFS(R) New Discovery Series                           25,676,301      32,621,260
MFS(R) Total Return Series                            45,103,707      92,003,773
MFS(R) Value Series                                   13,550,017      21,104,909
MFS(R) Research Bond Series                           30,927,117      26,675,796
MFS(R) Research International Series                   3,801,862       5,022,625
MFS(R) Research Series                                 1,410,467       2,025,674
BlackRock Global Allocation V.I. Fund                     18,988              12
BlackRock Global Opportunities V.I. Fund                  17,749          25,239
BlackRock Large Cap Growth V.I. Fund                       7,599          47,671
BlackRock Equity Dividend V.I. Fund                      132,131          20,160
UIF Mid Cap Growth Portfolio                           1,171,359         939,123
Invesco Van Kampen V.I. Mid Cap Value Fund               293,914         484,414
Morgan Stanley -- Focus Growth Portfolio                      --           6,944
Morgan Stanley Multi Cap Growth Portfolio*                22,666          68,172
Morgan Stanley -- Mid Cap Growth Portfolio               164,383          15,174
Morgan Stanley -- Flexible Income Portfolio               34,383           1,132
MTB Managed Allocation Fund -- Moderate Growth
 II                                                          288             208
BlackRock Capital Appreciation V.I. Fund                 127,177          15,476
Columbia Variable Portfolio -- Marsico
 International Opportunities Fund*                       964,477       3,825,693
Columbia Variable Portfolio -- High Income
 Fund*                                                 1,858,898       3,097,711
Columbia Variable Portfolio -- Marsico Focused
 Equities Fund*                                          539,257       3,050,354
Columbia Variable Portfolio -- Asset Allocation
 Fund*                                                   851,043         636,651
Columbia Variable Portfolio -- Marsico Growth
 Fund*                                                   616,847       2,661,605
Columbia Variable Portfolio -- Marsico 21st
 Century Fund*                                           344,350       1,126,931
Columbia Variable Portfolio -- Mid Cap Growth
 Fund*                                                 1,173,871       4,705,200
Columbia Variable Portfolio -- Diversified
 Equity Income Fund*                                  14,409,206      16,687,296
Oppenheimer Capital Appreciation Fund/VA                  29,938         127,915
Oppenheimer Global Securities Fund/VA                    470,146       1,097,200
Oppenheimer Main Street Fund(R)/VA                       118,654         228,672
Oppenheimer Main Street Small- & Mid-Cap
 Fund/VA*                                                581,099       1,264,730
Oppenheimer Value Fund/VA                                 34,880          21,443
Putnam VT Diversified Income Fund                      4,664,427       3,369,714
Putnam VT Global Asset Allocation Fund                   145,645          39,028
Putnam VT International Value Fund                       190,648           7,709
Putnam VT International Equity Fund                       86,431          23,495
Putnam VT Investors Fund                                 386,396             131
Putnam VT Small Cap Value Fund                         2,003,848          87,793
Putnam VT Voyager Fund                                   705,846          15,004
JPMorgan Insurance Trust Core Bond Portfolio --
 1                                                    16,417,860      20,496,075
JPMorgan Insurance Trust U.S. Equity Portfolio
 -- 1                                                    895,937       1,890,115
JPMorgan Insurance Trust Intrepid Mid Cap
 Portfolio -- 1                                        1,216,131       2,175,472
JPMorgan Insurance Trust Equity Index Portfolio
 -- 1                                                  3,149,869       7,686,512
JPMorgan Insurance Trust Intrepid Growth
 Portfolio -- 1                                          545,378         900,873
JPMorgan Insurance Trust Mid Cap Growth
 Portfolio -- 1                                        1,918,844       3,080,950
JPMorgan Insurance Trust Mid Cap Value Portfolio
 -- 1                                                    699,051       2,094,239
Putnam VT Equity Income Fund                             417,500             165
PIMCO All Asset Portfolio                                118,968             219
PIMCO EqS Pathfinder Portfolio                           109,471          13,531

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Jennison 20/20 Focus Portfolio                           $10,078         $38,440
Jennison Portfolio                                           128         102,404
Prudential Value Portfolio                                   506           9,431
Prudential Series International Growth
 Portfolio                                                    50           1,851
Legg Mason ClearBridge Variable Equity Income
 Builder Portfolio                                         3,178          29,954
Legg Mason ClearBridge Variable Fundamental All
 Cap Value Portfolio                                      13,209         222,328
Legg Mason Western Asset Variable Global High
 Yield Bond Portfolio                                      6,502          27,143
Legg Mason ClearBridge Variable Large Cap Value
 Portfolio                                                 9,266          40,908
Invesco Van Kampen V.I. Growth and Income Fund           166,281         303,626
Invesco Van Kampen V.I. Comstock Fund                      5,463          17,660
Invesco Van Kampen V.I. Capital Growth Fund*          21,235,886      23,329,429
Wells Fargo Advantage VT Index Asset Allocation
 Fund                                                        387             228
Wells Fargo Advantage VT Total Return Bond Fund              696             140
Wells Fargo Advantage VT Intrinsic Value Fund                547           2,859
Wells Fargo Advantage VT International Equity
 Fund                                                    267,801         316,008
Wells Fargo Advantage VT Small Cap Growth Fund           522,056         637,413
Wells Fargo Advantage VT Discovery Fund                      600              72
Wells Fargo Advantage VT Small Cap Value Fund          1,163,284       3,496,480
Wells Fargo Advantage VT Opportunity Fund*            12,061,766      10,162,770

*   See Note 1 for additional information related to this Sub-Account.

5.  CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
American Century VP Value Fund         33,010          2,409         30,601
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio            134,947        107,684         27,263
AllianceBernstein VPS
 International Value
 Portfolio                            210,438        147,908         62,530
AllianceBernstein VPS
 Small/Mid-Cap Value
 Portfolio                             42,576         52,464         (9,888)
AllianceBernstein VPS Value
 Portfolio                              7,607          2,678          4,929
AllianceBernstein VPS
 International Growth
 Portfolio                             15,437         20,877         (5,440)
Invesco V.I. Basic Value Fund       2,643,829     10,973,700     (8,329,871)
Invesco V.I. Capital
 Appreciation Fund                  1,238,230      5,000,870     (3,762,640)
Invesco V.I. Core Equity Fund         791,490      2,098,775     (1,307,285)
Invesco V.I. Government
 Securities Fund                   37,489,127     82,616,488    (45,127,361)
Invesco V.I. High Yield Fund          121,770        268,824       (147,054)
Invesco V.I. International
 Growth Fund*                       2,924,699      6,655,368     (3,730,669)
Invesco V.I. Mid Cap Core
 Equity Fund                        3,652,375     14,168,261    (10,515,886)
Invesco V.I. Small Cap Equity
 Fund                                 898,150      1,098,243       (200,093)
Invesco V.I. Capital
 Development Fund                     627,083        419,992        207,091
Invesco V.I. Balanced Risk
 Allocation Fund*                     305,905        138,709        167,196
Invesco V.I. Dividend Growth
 Fund*                                    588            576             12
American Century VP Mid Cap
 Value Fund                             2,098             94          2,004
American Funds Global Bond
 Fund                               2,002,344      2,420,995       (418,651)
American Funds Global Growth
 and Income Fund                      628,768      2,454,639     (1,825,871)
American Funds Asset
 Allocation Fund                    1,805,959      5,817,570     (4,011,611)
American Funds Blue Chip
 Income and Growth Fund             7,815,520     30,135,185    (22,319,665)
American Funds Bond Fund            1,749,089      5,780,957     (4,031,868)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
American Funds Global Growth
 Fund                                 445,416      1,793,727     (1,348,311)
American Funds Growth Fund          3,011,548     16,758,296    (13,746,748)
American Funds Growth-Income
 Fund                               2,294,624     12,380,608    (10,085,984)
American Funds International
 Fund                               1,043,865      3,557,848     (2,513,983)
American Funds New World Fund         472,769      1,471,845       (999,076)
American Funds Global Small
 Capitalization Fund                  465,750      1,638,808     (1,173,058)
Sterling Capital Strategic
 Allocation Equity VIF*                    32             55            (23)
Sterling Capital Select Equity
 VIF*                                      --             27            (27)
Sterling Capital Special
 Opportunities VIF*                     4,430         13,987         (9,557)
Sterling Capital Total Return
 Bond VIF*                             13,568         14,898         (1,330)
Columbia Variable Portfolio --
 Small Company Growth Fund*           367,277      2,267,983     (1,900,706)
Wells Fargo Advantage VT Omega
 Growth Fund                          305,083        248,105         56,978
Fidelity VIP Growth Portfolio          76,321         38,806         37,515
Fidelity VIP Contrafund(R)
 Portfolio                            337,058        256,179         80,879
Fidelity VIP Mid Cap Portfolio        171,661        196,334        (24,673)
Fidelity VIP Value Strategies
 Portfolio                             72,224         53,678         18,546
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                 6,458          8,366         (1,908)
Fidelity VIP Strategic Income
 Portfolio                              1,004              8            996
Franklin Rising Dividends
 Securities Fund                    1,695,159      4,337,987     (2,642,828)
Franklin Income Securities
 Fund                               2,326,073     11,731,084     (9,405,011)
Franklin Large Cap Growth
 Securities Fund                      430,182      1,316,263       (886,081)
Franklin Global Real Estate
 Securities Fund                        5,353         19,013        (13,660)
Franklin Small-Mid Cap Growth
 Securities Fund                    1,278,801      3,011,053     (1,732,252)
Franklin Small Cap Value
 Securities Fund                      705,903        860,553       (154,650)
Franklin Strategic Income
 Securities Fund                    2,282,012      4,236,545     (1,954,533)
Mutual Shares Securities Fund       1,085,887      6,816,418     (5,730,531)
Templeton Developing Markets
 Securities Fund                      667,847      1,478,779       (810,932)
Templeton Foreign Securities
 Fund                               1,972,429      3,655,442     (1,683,013)
Templeton Growth Securities
 Fund                                 708,458      5,169,957     (4,461,499)
Mutual Global Discovery
 Securities Fund                      751,867      1,884,979     (1,133,112)
Franklin Flex Cap Growth
 Securities Fund                      367,922        624,446       (256,524)
Franklin Large Cap Value
 Securities Fund                      176,114        283,486       (107,372)
Templeton Global Bond
 Securities Fund                      428,464        326,258        102,206
Hartford Advisers HLS Fund            523,620      2,692,974     (2,169,354)
Hartford Total Return Bond HLS
 Fund                               4,913,431      9,953,639     (5,040,208)
Hartford Capital Appreciation
 HLS Fund                           2,985,021      7,391,647     (4,406,626)
Hartford Dividend and Growth
 HLS Fund                           1,714,254      5,655,073     (3,940,819)
Hartford Global Research HLS
 Fund                                   5,949         13,042         (7,093)
Hartford Healthcare HLS Fund*             440         34,215        (33,775)
Hartford Global Growth HLS
 Fund                                  10,756        138,615       (127,859)
Hartford Disciplined Equity
 HLS Fund                             244,664        227,271         17,393
Hartford Growth HLS Fund               35,726         25,126         10,600
Hartford Growth Opportunities
 HLS Fund                             607,475        612,315         (4,840)
Hartford High Yield HLS Fund          329,488        157,393        172,095
Hartford Index HLS Fund                15,066         22,535         (7,469)
Hartford International
 Opportunities HLS Fund               309,545        760,965       (451,420)
Hartford Small/Mid Cap Equity
 HLS Fund                              58,175         68,342        (10,167)
Hartford MidCap HLS Fund                5,523        117,055       (111,532)
Hartford MidCap Value HLS Fund         31,915         82,134        (50,219)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Hartford Money Market HLS Fund    217,899,825    230,838,104    (12,938,279)
Hartford Small Company HLS
 Fund                                 302,510        891,728       (589,218)
Hartford SmallCap Growth HLS
 Fund                                 123,264         35,686         87,578
Hartford Stock HLS Fund               724,703      2,973,022     (2,248,319)
Hartford U.S. Government
 Securities HLS Fund                  260,546        371,245       (110,699)
Hartford Value HLS Fund                18,538         21,884         (3,346)
American Funds Asset
 Allocation HLS Fund                  246,642        116,437        130,205
American Funds Blue Chip
 Income and Growth HLS Fund            51,090         73,950        (22,860)
American Funds Bond HLS Fund          427,439        661,731       (234,292)
American Funds Global Bond HLS
 Fund                                  71,273         81,741        (10,468)
American Funds Global Growth
 and Income HLS Fund                   66,031        203,150       (137,119)
American Funds Global Growth
 HLS Fund                             102,327        105,608         (3,281)
American Funds Global Small
 Capitalization HLS Fund              195,959        215,648        (19,689)
American Funds Growth HLS Fund        689,735        800,775       (111,040)
American Funds Growth-Income
 HLS Fund                             390,616        518,496       (127,880)
American Funds International
 HLS Fund                             913,818        373,514        540,304
American Funds New World HLS
 Fund                                 114,926        225,035       (110,109)
Hartford Portfolio Diversifier
 HLS Fund                             742,247         12,596        729,651
Huntington VA Income Equity
 Fund                                 113,043        372,069       (259,026)
Huntington VA Dividend Capture
 Fund                                 311,390        342,182        (30,792)
Huntington VA Growth Fund             154,389        304,499       (150,110)
Huntington VA Mid Corp America
 Fund                                  50,452        189,967       (139,515)
Huntington VA New Economy Fund         78,065        252,060       (173,995)
Huntington VA Rotating Markets
 Fund                                   4,207         34,958        (30,751)
Huntington VA International
 Equity Fund                           98,052        253,708       (155,656)
Huntington VA Macro 100 Fund           64,840        214,438       (149,598)
Huntington VA Mortgage
 Securities Fund                       62,961        193,046       (130,085)
Huntington VA Situs Fund              187,166        761,765       (574,599)
Lord Abbett Fundamental Equity
 Fund                                  74,622          6,863         67,759
Lord Abbett Capital Structure
 Fund                                  70,958         38,578         32,380
Lord Abbett Bond Debenture
 Fund                                  95,681        186,183        (90,502)
Lord Abbett Growth and Income
 Fund                                   8,275         21,136        (12,861)
MFS(R) Core Equity Series             230,504        362,081       (131,577)
MFS(R) Growth Series                  635,371        829,604       (194,233)
MFS(R) Global Equity Series           154,911        203,744        (48,833)
MFS(R) High Income Series           1,141,174      2,121,670       (980,496)
MFS(R) Investors Growth Stock
 Series                               273,520        535,033       (261,513)
MFS(R) Investors Trust Series         950,535      3,043,428     (2,092,893)
MFS(R) Mid Cap Growth Series          566,541      1,790,289     (1,223,748)
MFS(R) New Discovery Series         1,202,532      2,128,169       (925,637)
MFS(R) Total Return Series          2,775,134      6,352,051     (3,576,917)
MFS(R) Value Series                   899,864      1,334,178       (434,314)
MFS(R) Research Bond Series         2,300,886      2,084,517        216,369
MFS(R) Research International
 Series                               277,944        369,431        (91,487)
MFS(R) Research Series                118,855        165,910        (47,055)
BlackRock Global Allocation
 V.I. Fund                              1,934             --          1,934
BlackRock Global Opportunities
 V.I. Fund                              1,143          1,633           (490)
BlackRock Large Cap Growth
 V.I. Fund                                280          3,709         (3,429)
BlackRock Equity Dividend V.I.
 Fund                                  13,137          1,951         11,186

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio           95,371         78,651         16,720
Invesco Van Kampen V.I. Mid
 Cap Value Fund                        26,909         45,206        (18,297)
Morgan Stanley -- Focus Growth
 Portfolio                                 --            817           (817)
Morgan Stanley Multi Cap
 Growth Portfolio*                      3,936         11,636         (7,700)
Morgan Stanley -- Mid Cap
 Growth Portfolio                      12,672          1,082         11,590
Morgan Stanley -- Flexible
 Income Portfolio                       2,731             32          2,699
MTB Managed Allocation Fund --
 Moderate Growth II                        --             --             --
BlackRock Capital Appreciation
 V.I. Fund                             13,859          1,717         12,142
Columbia Variable Portfolio --
 Marsico International
 Opportunities Fund*                  369,156      2,457,060     (2,087,904)
Columbia Variable Portfolio --
 High Income Fund*                    381,103      1,570,089     (1,188,986)
Columbia Variable Portfolio --
 Marsico Focused Equities
 Fund*                                163,660      2,452,218     (2,288,558)
Columbia Variable Portfolio --
 Asset Allocation Fund*               667,386        488,161        179,225
Columbia Variable Portfolio --
 Marsico Growth Fund*                 195,158      2,152,275     (1,957,117)
Columbia Variable Portfolio --
 Marsico 21st Century Fund*           169,333        708,768       (539,435)
Columbia Variable Portfolio --
 Mid Cap Growth Fund*                 523,806      4,119,052     (3,595,246)
Columbia Variable Portfolio --
 Diversified Equity Income
 Fund*                              1,597,598     12,515,698    (10,918,100)
Oppenheimer Capital
 Appreciation Fund/VA                   3,163         13,577        (10,414)
Oppenheimer Global Securities
 Fund/VA*                              40,153         99,101        (58,948)
Oppenheimer Main Street
 Fund(R)/VA                            11,663         23,391        (11,728)
Oppenheimer Main Street Small-
 & Mid-Cap Fund/VA*                    56,698        104,443        (47,745)
Oppenheimer Value Fund/VA               3,470          1,924          1,546
Putnam VT Diversified Income
 Fund                                 189,891        256,697        (66,806)
Putnam VT Global Asset
 Allocation Fund                       11,195          2,647          8,548
Putnam VT International Value
 Fund                                  25,158            770         24,388
Putnam VT International Equity
 Fund                                   9,747          2,301          7,446
Putnam VT Investors Fund               28,450             --         28,450
Putnam VT Small Cap Value Fund        128,991          6,385        122,606
Putnam VT Voyager Fund                 56,670          1,752         54,918
JPMorgan Insurance Trust Core
 Bond Portfolio -- 1                  894,973      1,469,219       (574,246)
JPMorgan Insurance Trust U.S.
 Equity Portfolio -- 1                 64,461        140,287        (75,826)
JPMorgan Insurance Trust
 Intrepid Mid Cap Portfolio --
 1                                     82,462        141,384        (58,922)
JPMorgan Insurance Trust
 Equity Index Portfolio -- 1          228,011        629,985       (401,974)
JPMorgan Insurance Trust
 Intrepid Growth Portfolio --
 1                                     44,064         72,368        (28,304)
JPMorgan Insurance Trust Mid
 Cap Growth Portfolio -- 1            136,575        212,702        (76,127)
JPMorgan Insurance Trust Mid
 Cap Value Portfolio -- 1              44,900        147,603       (102,703)
Putnam VT Equity Income Fund           31,532             --         31,532
PIMCO All Asset Portfolio              11,281             --         11,281
PIMCO EqS Pathfinder Portfolio         11,597          1,424         10,173
Jennison 20/20 Focus Portfolio          7,443          3,699          3,744
Jennison Portfolio                      5,871         59,401        (53,530)
Prudential Value Portfolio                 69          6,307         (6,238)
Prudential Series
 International Growth
 Portfolio                                 25          2,003         (1,978)
Legg Mason ClearBridge
 Variable Equity Income
 Builder Portfolio                        157          3,381         (3,224)
Legg Mason ClearBridge
 Variable Fundamental All Cap
 Value Portfolio                          729         23,018        (22,289)
Legg Mason Western Asset
 Variable Global High Yield
 Bond Portfolio                         1,057         14,033        (12,976)
Legg Mason ClearBridge
 Variable Large Cap Value
 Portfolio                              3,487         30,231        (26,744)
Invesco Van Kampen V.I. Growth
 and Income Fund                       15,333         24,826         (9,493)
Invesco Van Kampen V.I.
 Comstock Fund                             27            733           (706)
Invesco Van Kampen V.I.
 Capital Growth Fund*               1,959,963      2,005,459        (45,496)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Wells Fargo Advantage VT Index             --             --             --
 Asset Allocation Fund
Wells Fargo Advantage VT Total             --             --             --
 Return Bond Fund
Wells Fargo Advantage VT                  369          2,046         (1,677  )
 Intrinsic Value Fund
Wells Fargo Advantage VT              150,579        246,123        (95,544  )
 International Equity Fund
Wells Fargo Advantage VT Small         42,998         49,482         (6,484  )
 Cap Growth Fund
Wells Fargo Advantage VT                   38              1             37
 Discovery Fund
Wells Fargo Advantage VT Small         91,648        274,521       (182,873  )
 Cap Value Fund
Wells Fargo Advantage VT            1,060,823      4,708,193     (3,647,370  )
 Opportunity Fund*

*   See Note 1 for additional information related to this Sub-Account.

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio            171,916         69,071        102,845
AllianceBernstein VPS
 International Value
 Portfolio                            242,752        171,620         71,132
AllianceBernstein VPS
 Small/Mid-Cap Value
 Portfolio                             77,423         29,235         48,188
AllianceBernstein VPS Value
 Portfolio                              5,803          3,743          2,060
AllianceBernstein VPS
 International Growth
 Portfolio                             24,587         16,691          7,896
Invesco V.I. Basic Value Fund       5,781,326     13,632,700     (7,851,374)
Invesco V.I. Capital
 Appreciation Fund                  1,578,845      5,289,568     (3,710,723)
Invesco V.I. Core Equity Fund         884,553      1,749,192       (864,639)
Invesco V.I. Government
 Securities Fund                   66,352,279     91,471,894    (25,119,615)
Invesco V.I. High Yield Fund          321,117        230,515         90,602
Invesco V. I. International
 Growth Fund                        3,020,139      6,811,213     (3,791,074)
Invesco V.I. Mid Cap Core
 Equity Fund                        5,946,585     11,650,305     (5,703,720)
Invesco V.I. Small Cap Equity
 Fund                                 996,172      1,028,401        (32,229)
Invesco V.I. Large Cap Growth
 Fund                                 203,419        383,501       (180,082)
Invesco V.I. Capital
 Development Fund                     270,968        323,739        (52,771)
Invesco V.I. Global
 Multi-Asset Fund                      65,121         18,049         47,072
American Funds Global Bond
 Fund                               1,816,515      2,000,085       (183,570)
American Funds Global Growth
 and Income Fund                    1,625,379      2,550,962       (925,583)
American Funds Asset
 Allocation Fund                    1,463,024      4,904,751     (3,441,727)
American Funds Blue Chip
 Income and Growth Fund            10,964,183     31,383,125    (20,418,942)
American Funds Bond Fund            3,093,766      5,396,922     (2,303,156)
American Funds Global Growth
 Fund                               1,235,237      2,623,049     (1,387,812)
American Funds Growth Fund          3,765,772     15,060,846    (11,295,074)
American Funds Growth-Income
 Fund                               2,813,413     12,089,844     (9,276,431)
American Funds International
 Fund                               1,363,873      3,426,926     (2,063,053)
American Funds New World Fund         971,744      1,080,869       (109,125)
American Funds Global Small
 Capitalization Fund                  856,277      1,506,736       (650,459)
BB&T Capital Manager Equity
 VIF                                       40             29             11
BB&T Select Equity VIF                    295              2            293
BB&T Special Opportunities
 Equity VIF                            16,165         18,151         (1,986)
BB&T Total Return Bond VIF             13,707         43,499        (29,792)
Columbia Small Company Growth
 VS Fund                              297,377      2,439,813     (2,142,436)
Columbia Large Cap Value VS
 Fund                                 799,959      3,856,520     (3,056,561)
Wells Fargo Advantage VT Omega
 Growth Fund                          584,623        629,341        (44,718)
Wells Fargo Advantage VT Core
 Equity Fund                        1,051,274        825,919        225,355
Fidelity VIP Growth Portfolio           6,089         22,077        (15,988)

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
                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)
 Portfolio                            401,469        200,400        201,069
Fidelity VIP Mid Cap Portfolio        349,652        228,209        121,443
Fidelity VIP Value Strategies
 Portfolio                             60,378         20,659         39,719
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                 4,106          9,584         (5,478)
Fidelity VIP Strategic Income
 Portfolio                              1,098             17          1,081
Franklin Rising Dividends
 Securities Fund                    1,670,259      2,837,597     (1,167,338)
Franklin Income Securities
 Fund                               2,593,655     10,594,989     (8,001,334)
Franklin Large Cap Growth
 Securities Fund                      509,717      1,172,340       (662,623)
Franklin Global Real Estate
 Securities Fund                        8,740         15,063         (6,323)
Franklin Small-Mid Cap Growth
 Securities Fund                    1,601,498      2,742,042     (1,140,544)
Franklin Small Cap Value
 Securities Fund                    1,255,079        802,694        452,385
Franklin Strategic Income
 Securities Fund                    2,788,111      3,676,934       (888,823)
Mutual Shares Securities Fund       1,534,229      6,173,459     (4,639,230)
Templeton Developing Markets
 Securities Fund                    1,198,777      1,009,352        189,425
Templeton Foreign Securities
 Fund                               2,472,269      4,152,266     (1,679,997)
Templeton Growth Securities
 Fund                                 955,417      4,888,701     (3,933,284)
Mutual Global Discovery
 Securities Fund                      968,620      1,489,302       (520,682)
Franklin Flex Cap Growth
 Securities Fund                      261,573        426,420       (164,847)
Franklin Large Cap Value
 Securities Fund                      168,921        279,235       (110,314)
Templeton Global Bond
 Securities Fund                      562,388        268,120        294,268
Hartford Advisers HLS Fund            577,887      3,318,756     (2,740,869)
Hartford Total Return Bond HLS
 Fund                               5,891,617     11,012,243     (5,120,626)
Hartford Capital Appreciation
 HLS Fund                           3,244,757      6,825,088     (3,580,331)
Hartford Dividend and Growth
 HLS Fund                           2,221,028      5,156,119     (2,935,091)
Hartford Global Research HLS
 Fund                                  14,410         11,978          2,432
Hartford Global Health HLS
 Fund                                     790         40,570        (39,780)
Hartford Global Growth HLS
 Fund                                   3,071        146,834       (143,763)
Hartford Disciplined Equity
 HLS Fund                             337,042        179,328        157,714
Hartford Growth HLS Fund               74,858         60,259         14,599
Hartford Growth Opportunities
 HLS Fund                             846,344        392,579        453,765
Hartford High Yield HLS Fund          368,420        256,462        111,958
Hartford Index HLS Fund                   431         12,428        (11,997)
Hartford International
 Opportunities HLS Fund               623,908        803,641       (179,733)
Hartford Small/Mid Cap Equity
 HLS Fund                              73,365         63,492          9,873
Hartford MidCap HLS Fund                  754         67,073        (66,319)
Hartford MidCap Value HLS Fund        134,574         60,966         73,608
Hartford Money Market HLS Fund    146,597,209    238,304,796    (91,707,587)
Hartford Small Company HLS
 Fund                                 113,036        655,960       (542,924)
Hartford SmallCap Growth HLS
 Fund                                  60,235         43,776         16,459
Hartford Stock HLS Fund             1,184,907      4,484,741     (3,299,834)
Hartford U.S. Government
 Securities HLS Fund                  698,930        515,627        183,303
Hartford Value HLS Fund               186,210        221,092        (34,882)
American Funds Asset
 Allocation HLS Fund                  209,278         74,183        135,095
American Funds Blue Chip
 Income and Growth HLS Fund           104,867         49,972         54,895
American Funds Bond HLS Fund          859,147        535,856        323,291
American Funds Global Bond HLS
 Fund                                 106,382        124,948        (18,566)
American Funds Global Growth
 and Income HLS Fund                  148,718        202,124        (53,406)
American Funds Global Growth
 HLS Fund                             149,519        103,787         45,732
American Funds Global Small
 Capitalization HLS Fund              375,422        150,845        224,577

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
American Funds Growth HLS Fund      1,138,563        630,504        508,059
American Funds Growth-Income
 HLS Fund                             601,325        398,237        203,088
American Funds International
 HLS Fund                           1,062,958        433,167        629,791
American Funds New World HLS
 Fund                                 309,522        178,511        131,011
Huntington VA Income Equity
 Fund                                  71,929        161,757        (89,828)
Huntington VA Dividend Capture
 Fund                                  97,599        384,286       (286,687)
Huntington VA Growth Fund             144,000        212,421        (68,421)
Huntington VA Mid Corp America
 Fund                                  67,911        146,822        (78,911)
Huntington VA New Economy Fund         90,005        146,901        (56,896)
Huntington VA Rotating Markets
 Fund                                  21,859         54,938        (33,079)
Huntington VA International
 Equity Fund                          111,451        160,325        (48,874)
Huntington VA Macro 100 Fund           61,586        171,035       (109,449)
Huntington VA Mortgage
 Securities Fund                      146,997        190,570        (43,573)
Huntington VA Situs Fund              197,961        489,547       (291,586)
Lord Abbett Fundamental Equity
 Fund                                   3,642             --          3,642
Lord Abbett Capital Structure
 Fund                                  77,030         41,884         35,146
Lord Abbett Bond-Debenture
 Fund                                 174,048        221,700        (47,652)
Lord Abbett Growth and Income
 Fund                                  12,025         22,036        (10,011)
MFS(R) Core Equity Series              80,347        212,915       (132,568)
MFS(R) Growth Series                  734,886        705,935         28,951
MFS(R) Global Equity Series           128,171        142,352        (14,181)
MFS(R) High Income Series           2,117,216      2,605,399       (488,183)
MFS(R) Investors Growth Stock
 Series                               133,143        526,665       (393,522)
MFS(R) Investors Trust Series       1,231,803      3,099,800     (1,867,997)
MFS(R) Mid Cap Growth Series        1,219,052      1,589,612       (370,560)
MFS(R) New Discovery Series           729,307      1,938,815     (1,209,508)
MFS(R) Total Return Series          2,412,939      5,376,407     (2,963,468)
MFS(R) Value Series                 1,190,298      1,121,841         68,457
MFS(R) Research Bond Series         2,909,701      1,859,339      1,050,362
MFS(R) Research International
 Series                               329,755        510,132       (180,377)
MFS(R) Research Series                123,476        162,204        (38,728)
BlackRock Global Opportunities
 V.I. Fund                                 11             14             (3)
BlackRock Large Cap Growth
 V.I. Fund                              1,779         12,922        (11,143)
Invesco Van Kampen V. I.
 International Growth Equity               --             44            (44)
UIF Mid Cap Growth Portfolio           48,068         31,246         16,822
Invesco Van Kampen V. I. Mid
 Cap Value Fund                        18,334         14,975          3,359
Morgan Stanley -- Focus Growth
 Portfolio                                 --             --             --
Morgan Stanley -- Capital
 Opportunities Portfolio                1,635          5,771         (4,136)
Morgan Stanley -- Mid Cap
 Growth Portfolio                         540            223            317
Morgan Stanley -- Flexible
 Income Portfolio                          --             34            (34)
Invesco V I Select Dimensions
 Dividend Growth Portfolio                 --             31            (31)
MTB Managed Allocation Fund --
 Moderate Growth II                        --             --             --
Columbia Marsico International
 Opportunities VS Fund                379,009      2,532,013     (2,153,004)
Columbia High Yield VS Fund           310,899      1,773,245     (1,462,346)
Columbia Marsico Focused
 Equities VS Fund                     291,547      2,204,816     (1,913,269)
Columbia Asset Allocation Fund
 VS                                   116,246        801,836       (685,590)
Columbia Marsico Growth VS
 Fund                                 172,020      2,632,639     (2,460,619)
Columbia Marsico 21st Century
 VS Fund                              134,606        620,703       (486,097)
Columbia Marsico Midcap Growth
 VS Fund                              343,838      5,073,327     (4,729,489)

-------------------------------------------------------------------------------

                                    UNITS          UNITS      NET INCREASE
SUB-ACCOUNT                        ISSUED        REDEEMED      (DECREASE)
--------------------------------------------------------------------------------
Oppenheimer Capital
 Appreciation Fund/VA                   6,859         12,657         (5,798)
Oppenheimer Global Securities
 Fund/VA                               61,195         98,250        (37,055)
Oppenheimer Main Street
 Fund(R)/VA                            20,127          9,976         10,151
Oppenheimer Main Street Small
 Cap Fund(R)/VA                        64,724         95,497        (30,773)
Oppenheimer Value Fund/VA               8,793          4,294          4,499
Putnam VT Diversified Income
 Fund                                 345,151        290,329         54,822
Putnam VT Global Asset
 Allocation Fund                       22,478          1,541         20,937
Putnam VT International Value
 Fund                                   4,421          3,993            428
Putnam VT International Equity
 Fund                                   3,804          4,261           (457)
Putnam VT Small Cap Value Fund          7,867          1,401          6,466
Putnam VT Voyager Fund                    730              1            729
JPMorgan Insurance Trust Core
 Bond Portfolio -- 1                  753,413      1,254,675       (501,262)
JPMorgan Insurance Trust U.S.
 Equity Portfolio                     110,597        146,467        (35,870)
JPMorgan Insurance Trust
 Intrepid Mid Cap Portfolio --
 1                                     69,971        143,313        (73,342)
JPMorgan Insurance Trust
 Equity Index Portfolio -- 1          333,757        765,423       (431,666)
JPMorgan Insurance Trust
 Intrepid Growth Portfolio --
 1                                     41,728         78,526        (36,798)
JPMorgan Insurance Trust Mid
 Cap Growth Portfolio -- 1             99,897        212,752       (112,855)
JPMorgan Insurance Trust Mid
 Cap Value Portfolio                   90,432        137,397        (46,965)
Jennison 20/20 Focus Portfolio          1,983         31,982        (29,999)
Jennison Portfolio                         53         29,301        (29,248)
Prudential Value Portfolio              1,325        152,054       (150,729)
Prudential Series
 International Growth
 Portfolio                                 --             20            (20)
Legg Mason ClearBridge
 Variable Equity Income
 Builder Portfolio                        212          1,317         (1,105)
Legg Mason ClearBridge
 Variable Fundamental Value
 Portfolio                              1,106         23,999        (22,893)
Legg Mason Western Asset
 Variable Global High Yield
 Bond Portfolio                         1,450            952            498
Legg Mason ClearBridge
 Variable Investors Portfolio           4,690         50,100        (45,410)
Invesco Van Kampen V. I.
 Growth and Income Fund                32,823         19,516         13,307
Invesco Van Kampen V. I.
 Comstock Fund                             98          1,443         (1,345)
Wells Fargo Advantage VT Index
 Asset Allocation Fund                     --             --             --
Wells Fargo Advantage VT Total
 Return Bond Fund                          --             --             --
Wells Fargo Advantage VT
 Intrinsic Value Fund                  10,056         11,028           (972)
Wells Fargo Advantage VT
 International Equity Fund          1,834,757      2,003,727       (168,970)
Wells Fargo Advantage VT Small
 Cap Growth Fund                      295,854      1,851,125     (1,555,271)
Wells Fargo Advantage VT
 Discovery Fund                            --              1             (1)
Wells Fargo Advantage VT Small
 Cap Value Fund                     2,824,329     12,642,453     (9,818,124)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, net assets, expense ratios, investment income ratios, and total return representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units, as of and for the year ended December 31, 2011. A Sub-Account could invest in multiple share classes, thus resulting in a specific unit value being outside of the range below. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
 FUND
 2011                                  30,601       $9.911162      to      $10.534031            $304,415
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2011                                 518,334       12.552780      to       12.887048           4,968,538
 2010                                 491,071       13.013398      to       13.657129           4,865,846
 2009                                 388,226        9.047715      to       12.721089           3,492,638
 2008                                 162,206        7.327822      to        7.429046           1,197,637
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2011                               1,276,505        5.678097      to       11.041699           7,122,356
 2010                               1,213,975        7.108204      to       14.081041           8,531,384
 2009                               1,142,843        6.873420      to       13.870269           7,804,286
 2008                                 671,581        5.088962      to        5.159378           3,443,863
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE
 PORTFOLIO
 2011                                 142,973       15.095870      to       16.611315           1,541,969
 2010                                 152,861       16.602960      to       18.676302           1,804,581
 2009                                 104,673        9.222123      to        9.435503             986,265
 2008                                  85,144        6.627915      to        6.719459             568,356
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2011                                  24,720        8.017467      to       12.578763             204,373
 2010                                  19,791        8.436920      to       13.390012             174,314
 2009                                  17,731        7.667474      to       12.309621             138,231
 2008                                  13,907        6.350732      to        6.414435              88,914
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2011                                 159,656        6.915655      to       13.022116           1,108,656
 2010                                 165,096        8.340904      to       15.935390           1,387,961
 2009                                 157,200        7.500193      to       14.538460           1,187,403
 2008                                 141,574        5.397825      to        5.454337             769,233
INVESCO V.I. BASIC VALUE FUND
 2011                              27,890,577        1.105738      to       14.600052          28,254,417
 2010                              36,220,448        1.150245      to       15.495518          38,592,858
 2009                              44,071,822        1.080634      to       14.829632          44,576,240
 2008                              48,428,747        0.665662      to        0.736367          33,715,844
 2007                              55,715,714        1.415834      to        1.539735          81,979,199
INVESCO V.I. CAPITAL
 APPRECIATION FUND
 2011                              13,637,926        8.175589      to       12.225379          15,371,350
 2010                              17,400,566        8.973628      to       13.645782          21,106,111
 2009                              21,111,289        7.855750      to       12.151739          21,741,343
 2008                              22,115,517        0.819924      to        6.563072          18,757,344
 2007                              26,725,752        1.462664      to        1.606895          39,709,942

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE
 FUND
 2011                           0.50%     to       1.00%      0.31%     to       0.46%      (0.89)%    to        5.34%
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2011                           0.50%     to       2.70%      0.48%     to       2.22%      (5.64)%    to       (3.54)%
 2010                           0.50%     to       2.70%      4.84%     to       4.84%       7.36%     to        9.75%
 2009                           1.25%     to       2.70%      0.87%     to       0.87%      21.14%     to       22.91%
 2008                           0.85%     to       2.50%      2.40%     to       2.40%     (29.42)%    to      (28.64)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2011                           0.85%     to       2.70%      3.99%     to       4.02%     (21.58)%    to      (20.12)%
 2010                           0.85%     to       2.70%      2.82%     to       3.44%       1.52%     to        3.42%
 2009                           0.85%     to       2.70%      1.38%     to       2.23%      30.78%     to       33.22%
 2008                           0.85%     to       2.50%        --      to         --      (52.73)%    to      (52.21)%
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE
 PORTFOLIO
 2011                           0.50%     to       2.70%      0.20%     to       0.23%     (11.06)%    to       (9.08)%
 2010                           0.50%     to       2.70%        --      to         --       23.22%     to       25.96%
 2009                           1.25%     to       2.50%      0.86%     to       0.88%      39.14%     to       40.89%
 2008                           0.85%     to       2.50%        --      to         --      (38.49)%    to      (37.81)%
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2011                           1.25%     to       2.40%      1.16%     to       1.17%      (6.06)%    to       (4.97)%
 2010                           1.25%     to       2.40%      1.67%     to       1.76%       8.78%     to       10.04%
 2009                           1.25%     to       2.40%      3.08%     to       3.08%      18.17%     to       19.54%
 2008                           1.25%     to       2.45%        --      to         --      (39.78)%    to      (39.30)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2011                           1.25%     to       2.70%      2.75%     to       2.77%     (18.28)%    to      (17.09)%
 2010                           1.25%     to       2.70%      1.55%     to       1.88%       9.61%     to       11.21%
 2009                           1.25%     to       2.70%      4.61%     to       4.61%      35.53%     to       37.51%
 2008                           1.25%     to       2.50%        --      to         --      (48.31)%    to      (47.88)%
INVESCO V.I. BASIC VALUE FUND
 2011                           0.85%     to       2.75%      0.89%     to       0.91%      (5.68)%    to       (3.87)%
 2010                           0.85%     to       2.70%      0.59%     to       0.90%       4.49%     to        6.44%
 2009                           0.85%     to       2.70%      1.73%     to       3.69%      44.07%     to       46.75%
 2008                           0.85%     to       2.55%      0.90%     to       0.91%     (52.98)%    to      (52.18)%
 2007                           0.85%     to       2.55%      0.60%     to       0.61%      (1.01)%    to        0.69%
INVESCO V.I. CAPITAL
 APPRECIATION FUND
 2011                           0.85%     to       2.75%        --      to       0.16%     (10.41)%    to       (8.89)%
 2010                           0.85%     to       2.75%      0.52%     to       0.52%      12.36%     to       14.23%
 2009                           0.85%     to       2.70%      0.29%     to       0.87%      17.85%     to       19.70%
 2008                           0.85%     to       2.55%        --      to         --      (43.94)%    to      (37.46)%
 2007                           0.95%     to       2.55%        --      to         --        9.20%     to       10.96%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 2011                               6,273,601      $12.998894      to      $13.157943         $64,528,774
 2010                               7,580,886       12.285289      to       13.533453          80,092,705
 2009                               8,445,525       11.309508      to       12.704451          84,019,331
 2008                               9,308,015        8.328570      to        8.890218          70,267,207
 2007                              11,197,015       12.230262      to       12.834710         118,284,738
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2011                              196,180,461       1.469836      to       10.815243         267,497,204
 2010                              241,307,822       1.373740      to       10.301986         309,357,797
 2009                              266,427,437       1.314467      to       10.052014         330,327,193
 2008                              326,274,700       1.198564      to        1.325847         410,643,097
 2007                              276,519,151       1.094766      to        1.190613         315,462,288
INVESCO V.I. HIGH YIELD FUND
 2011                                 746,091        1.598468      to       17.030880           1,169,943
 2010                                 893,145        1.610383      to       17.338981           1,540,721
 2009                                 802,543        1.355162      to        1.442230           1,120,889
 2008                                 793,825        0.909386      to        0.960119             741,459
 2007                               1,020,230        1.254847      to        1.314284           1,309,653
INVESCO V.I. INTERNATIONAL
 GROWTH FUND+
 2011                              29,782,548       12.603920      to       13.951354          63,954,402
 2010                              33,509,828       13.619296      to       15.377007          76,089,512
 2009                              37,300,898        8.606602      to       14.012034          74,364,837
 2008                              39,248,388        1.289787      to        6.433855          56,274,290
 2007                              32,771,151        2.219333      to        2.413489          75,959,529
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2011                              38,098,834       12.758355      to       13.123601          61,453,126
 2010                              48,614,720       13.714290      to       14.408598          85,178,146
 2009                              54,318,440        1.668104      to       12.985726          84,843,363
 2008                              58,997,031        1.167979      to        1.291991          72,100,957
 2007                              68,255,746        1.676212      to        1.822898         118,825,638
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2011                               3,059,186       14.614533      to       14.896566          43,377,847
 2010                               3,259,279       14.833667      to       15.423915          47,687,718
 2009                               3,291,508        9.079939      to       12.340587          38,521,394
 2008                               3,191,364        9.512314      to       10.335807          31,445,022
 2007                               2,259,654       14.206294      to       14.937331          33,071,587
INVESCO V.I. CAPITAL
 DEVELOPMENT FUND
 2011                                 490,755        7.880215      to       14.751892           4,005,838
 2010                                 283,664        8.095835      to        9.698993           2,681,921
 2009                                 336,435        6.991797      to        8.289643           2,510,622
 2008                                  99,983        5.060475      to        5.911614             525,270
 2007                                  19,348        9.765867      to        9.789131             189,153
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND+
 2011                                 257,902       10.835695      to       11.025993           2,816,976
INVESCO V.I. DIVIDEND GROWTH
 FUND+
 2011                                     588        9.662464      to        9.662464               5,679
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2011                                   2,004        9.668754      to        9.753198              19,524

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND
 2011                           0.50%     to       2.75%      0.12%     to       0.99%      (2.77)%    to       (0.79)%
 2010                           0.85%     to       2.75%      0.95%     to       0.97%       6.58%     to        8.63%
 2009                           0.85%     to       2.70%      1.87%     to       1.87%      24.88%     to       27.21%
 2008                           0.85%     to       2.55%      0.09%     to       0.33%     (31.90)%    to      (30.73)%
 2007                           0.85%     to       2.55%      1.13%     to       1.17%       5.40%     to        7.20%
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2011                           0.85%     to       2.75%      2.92%     to       3.60%       4.98%     to        7.00%
 2010                           0.85%     to       2.75%      5.13%     to       5.42%       2.54%     to        4.51%
 2009                           0.85%     to       2.70%      4.07%     to      16.26%      (2.68)%    to       (0.86)%
 2008                           0.85%     to       2.55%      4.76%     to       8.58%       9.48%     to       11.36%
 2007                           0.85%     to       2.55%      3.80%     to       8.17%       3.66%     to        5.44%
INVESCO V.I. HIGH YIELD FUND
 2011                           1.70%     to       2.75%      6.42%     to       6.96%      (1.78)%    to       (0.74)%
 2010                           1.70%     to       2.75%      9.91%     to      10.33%      10.49%     to       11.66%
 2009                           1.70%     to       2.50%      7.77%     to       8.95%      49.02%     to       50.21%
 2008                           1.70%     to       2.50%      4.89%     to       7.28%     (27.53)%    to      (26.95)%
 2007                           1.70%     to       2.50%      6.57%     to       7.17%      (1.26)%    to       (0.46)%
INVESCO V.I. INTERNATIONAL
 GROWTH FUND+
 2011                           0.50%     to       2.75%      0.88%     to       1.54%      (9.27)%    to       (7.46)%
 2010                           0.50%     to       2.75%      0.98%     to       0.98%       9.80%     to       12.05%
 2009                           0.85%     to       2.70%      0.20%     to       2.78%      31.64%     to       33.77%
 2008                           0.85%     to       2.55%      0.88%     to       1.32%     (41.88)%    to      (37.64)%
 2007                           0.85%     to       2.55%      0.46%     to       0.46%      11.84%     to       13.75%
INVESCO V.I. MID CAP CORE
 EQUITY FUND
 2011                           0.50%     to       2.75%      0.09%     to       0.32%      (8.92)%    to       (6.97)%
 2010                           0.50%     to       2.75%      0.15%     to       0.15%      11.02%     to       13.21%
 2009                           0.85%     to       2.70%      1.41%     to       5.69%      26.75%     to       29.11%
 2008                           0.85%     to       2.55%      1.15%     to       1.49%     (30.32)%    to      (29.12)%
 2007                           0.85%     to       2.55%      0.26%     to       0.27%       6.79%     to        8.62%
INVESCO V.I. SMALL CAP EQUITY
 FUND
 2011                           0.50%     to       2.75%        --      to         --       (3.42)%    to       (1.48)%
 2010                           0.50%     to       2.75%        --      to         --       25.05%     to       27.57%
 2009                           0.85%     to       2.70%      0.16%     to       0.79%      18.06%     to       19.87%
 2008                           0.95%     to       2.55%        --      to         --      (33.04)%    to      (31.96)%
 2007                           1.35%     to       2.55%      0.04%     to       0.07%       2.54%     to        3.78%
INVESCO V.I. CAPITAL
 DEVELOPMENT FUND
 2011                           0.85%     to       2.75%        --      to         --       (9.68)%    to       (7.95)%
 2010                           1.25%     to       2.55%        --      to         --       15.79%     to       17.00%
 2009                           1.25%     to       2.55%        --      to         --       38.79%     to       40.23%
 2008                           1.25%     to       2.20%        --      to         --      (48.18)%    to      (43.02)%
 2007                           1.35%     to       2.20%        --      to         --        2.35%     to        2.47%
INVESCO V.I. BALANCED RISK
 ALLOCATION FUND+
 2011                           0.50%     to       2.70%        --      to         --        8.36%     to       10.26%
INVESCO V.I. DIVIDEND GROWTH
 FUND+
 2011                           1.70%     to       1.70%        --      to         --       (3.38)%    to       (3.38)%
AMERICAN CENTURY VP MID CAP
 VALUE FUND
 2011                           0.50%     to       1.45%      0.89%     to       1.01%      (3.31)%    to       (2.47)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND
 FUND
 2011                               6,755,412      $11.867867      to      $13.358243         $85,944,799
 2010                               7,174,063       11.669181      to       12.887393          88,889,078
 2009                               7,357,633       11.398168      to       12.351206          88,216,492
 2008                               7,334,791       10.931491      to       11.355894          81,616,048
 2007                               2,819,298       10.843071      to       11.067360          30,855,370
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2011                               9,078,405       10.348118      to       14.439786          89,491,258
 2010                              10,904,276       10.968761      to       15.616120         114,813,629
 2009                              11,829,859        9.896204      to       14.351903         113,334,310
 2008                              12,569,758        6.817920      to        7.143265          87,668,261
 2007                              11,155,288       11.888755      to       12.245550         134,512,390
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2011                              19,957,692       13.347677      to       14.994844         260,059,129
 2010                              23,969,303       13.551269      to       14.929411         313,497,451
 2009                              27,411,030       12.400343      to       13.383137         324,009,646
 2008                              30,936,194        9.236588      to       10.886366         300,456,558
 2007                              35,845,294       13.442506      to       15.575983         501,772,240
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2011                              112,390,857       1.090768      to       13.584833         113,273,595
 2010                              134,710,522       1.110089      to       14.090962         139,307,202
 2009                              155,129,464       0.996705      to       12.894155         145,184,245
 2008                              173,662,870       0.708958      to        0.785507         129,288,586
 2007                              195,721,900       1.145462      to        1.247705         233,620,876
AMERICAN FUNDS BOND FUND
 2011                              18,355,760       12.119852      to       16.454705         271,699,885
 2010                              22,387,628       11.741132      to       15.640595         317,448,285
 2009                              24,690,784       11.337777      to       14.819093         334,815,026
 2008                              24,895,637       11.336185      to       13.272523         305,335,613
 2007                              26,574,688       12.828250      to       14.766189         365,606,275
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2011                               5,838,450       14.152477      to       15.583345          76,861,299
 2010                               7,186,761       15.966312      to       17.249203         105,252,865
 2009                               8,574,573       14.686092      to       15.567817         113,978,572
 2008                               9,078,816        7.177236      to       11.033186          86,924,710
 2007                              10,062,509       11.950746      to       18.060908         159,001,257
AMERICAN FUNDS GROWTH FUND
 2011                              59,032,939       14.420984      to       15.055605         655,087,898
 2010                              72,779,687       15.194005      to       16.167182         854,449,095
 2009                              84,074,761       12.911636      to       14.001885         846,624,915
 2008                              91,418,142        5.694785      to        9.340560         673,837,383
 2007                              96,803,843       10.427125      to       16.813360       1,294,497,680
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2011                              49,589,308       13.572639      to       14.225175         598,947,672
 2010                              59,675,292       14.211420      to       14.614120         745,868,391
 2009                              68,951,723       13.109413      to       13.227376         785,763,429
 2008                              76,824,174        8.412561      to       10.164721         678,624,435
 2007                              81,631,201       13.885894      to       16.494469       1,177,011,167

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND
 FUND
 2011                           0.85%     to       2.75%      2.70%     to       4.07%       1.70%     to        3.65%
 2010                           0.85%     to       2.75%      2.72%     to       6.54%       2.38%     to        4.34%
 2009                           0.85%     to       2.75%      1.06%     to       1.66%       7.08%     to        8.77%
 2008                           0.85%     to       2.55%      5.30%     to       7.67%       0.88%     to        2.61%
 2007                           0.85%     to       2.50%      6.48%     to       7.15%       6.53%     to        8.30%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME FUND
 2011                           0.85%     to       2.75%      2.19%     to       2.54%      (7.44)%    to       (5.66)%
 2010                           0.85%     to       2.70%      2.60%     to       2.73%       8.81%     to       10.84%
 2009                           0.85%     to       2.70%      1.71%     to       2.45%      36.00%     to       38.54%
 2008                           0.85%     to       2.55%      0.78%     to       2.42%     (42.65)%    to      (41.67)%
 2007                           0.85%     to       2.55%      2.98%     to       7.08%       9.83%     to       11.72%
AMERICAN FUNDS ASSET
 ALLOCATION FUND
 2011                           0.85%     to       2.80%      1.55%     to       1.89%      (1.50)%    to        0.44%
 2010                           0.85%     to       2.80%      1.55%     to       1.89%       9.40%     to       11.55%
 2009                           0.85%     to       2.70%      2.22%     to       7.97%      20.68%     to       22.94%
 2008                           0.85%     to       2.55%      2.40%     to       3.06%     (31.29)%    to      (30.11)%
 2007                           0.85%     to       2.55%      1.97%     to       2.51%       3.87%     to        5.65%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH FUND
 2011                           0.85%     to       2.75%      1.78%     to       1.91%      (3.59)%    to       (1.74)%
 2010                           0.85%     to       2.75%      1.72%     to       1.89%       9.28%     to       11.38%
 2009                           0.85%     to       2.75%      1.39%     to       2.09%      24.50%     to       26.89%
 2008                           0.85%     to       2.55%      1.88%     to       2.56%     (38.11)%    to      (37.04)%
 2007                           0.85%     to       2.55%      2.48%     to       2.85%      (0.54)%    to        1.16%
AMERICAN FUNDS BOND FUND
 2011                           0.85%     to       2.75%      2.84%     to       3.35%       3.23%     to        5.21%
 2010                           0.85%     to       2.75%      3.07%     to      16.30%       3.56%     to        5.54%
 2009                           0.85%     to       2.75%      3.37%     to       6.56%       9.55%     to       11.65%
 2008                           0.85%     to       2.55%      5.01%     to       7.74%     (11.63)%    to      (10.12)%
 2007                           0.85%     to       2.55%      7.60%     to       8.33%       0.73%     to        2.45%
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2011                           0.85%     to       2.75%      1.08%     to       1.49%     (11.36)%    to       (9.66)%
 2010                           0.85%     to       2.75%      1.50%     to       2.38%       8.72%     to       10.80%
 2009                           0.85%     to       2.75%      1.48%     to       1.79%      35.98%     to       41.10%
 2008                           0.85%     to       2.55%      1.80%     to       1.90%     (39.94)%    to      (38.91)%
 2007                           0.85%     to       2.55%      2.74%     to       3.35%      11.96%     to       13.88%
AMERICAN FUNDS GROWTH FUND
 2011                           0.85%     to       2.75%      0.60%     to       0.68%      (6.88)%    to       (5.09)%
 2010                           0.85%     to       2.75%      0.72%     to       1.39%      15.46%     to       17.68%
 2009                           0.85%     to       2.75%      0.67%     to       1.42%      32.14%     to       38.23%
 2008                           0.85%     to       2.55%      0.79%     to       0.91%     (45.39)%    to      (44.45)%
 2007                           0.85%     to       2.55%      0.91%     to       0.99%       9.52%     to       11.40%
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2011                           0.85%     to       2.75%      1.37%     to       2.06%      (4.49)%    to       (2.66)%
 2010                           0.85%     to       2.75%      1.48%     to       2.40%       8.41%     to       10.48%
 2009                           0.85%     to       2.75%      1.63%     to       2.97%      24.96%     to       30.13%
 2008                           0.85%     to       2.55%      1.64%     to       1.98%     (39.42)%    to      (38.38)%
 2007                           0.85%     to       2.55%      1.84%     to       2.14%       2.40%     to        4.15%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2011                              14,177,221      $13.075204      to      $13.819428        $169,374,968
 2010                              16,691,204       15.621900      to       16.199678         235,548,420
 2009                              18,754,257       14.982126      to       15.235831         250,870,138
 2008                              21,058,728        7.140203      to       10.739914         200,567,093
 2007                              22,766,671       12.656410      to       18.715376         382,340,934
AMERICAN FUNDS NEW WORLD FUND
 2011                               3,409,093       14.653549      to       26.080232          76,375,757
 2010                               4,408,169       17.504054      to       30.566229         116,824,292
 2009                               4,517,294       15.263363      to       26.152525         103,586,854
 2008                               4,592,499       14.217246      to       17.624614          71,751,140
 2007                               5,115,109       25.310667      to       30.846472         140,998,528
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2011                               4,044,948       15.560717      to       17.395051          60,564,986
 2010                               5,218,006       19.782555      to       21.697525          97,862,424
 2009                               5,868,465       16.610462      to       17.875929          91,552,717
 2008                               5,979,813        7.836227      to       11.177252          59,022,521
 2007                               7,083,544       17.296552      to       24.253651         152,453,939
STERLING CAPITAL STRATEGIC
 ALLOCATION EQUITY VIF+
 2011                                     431        8.381813      to        8.478707               3,618
 2010                                     454        9.221631      to        9.300283               4,193
 2009                                     443        8.178368      to        8.223417               3,624
 2008                                      33        6.658485      to        6.658485                 216
STERLING CAPITAL SELECT
 EQUITY VIF+
 2011                                     266        8.218125      to        8.313135               2,200
 2010                                     293        8.697414      to        8.771606               2,564
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF+
 2011                                 198,578        9.948620      to       10.416537           2,074,711
 2010                                 208,135       10.568818      to       10.933880           2,299,638
 2009                                 210,121        9.317989      to        9.524881           2,027,539
 2008                                 172,867        6.652817      to        6.719519           1,158,160
STERLING CAPITAL TOTAL RETURN
 BOND VIF+
 2011                                  85,331       11.466871      to       12.006207           1,015,821
 2010                                  86,661       11.074495      to       11.457098             988,122
 2009                                 116,453       10.533695      to       10.767656           1,253,511
 2008                                  56,833        9.941791      to       10.041380             569,209
COLUMBIA VARIABLE PORTFOLIO
 -- SMALL COMPANY GROWTH
 FUND+
 2011                               5,103,446        1.141271      to       14.747381           6,168,754
 2010                               7,004,152        1.229017      to       16.073702           8,655,002
 2009                               9,146,588        0.973756      to       12.883733           8,724,305
 2008                              11,231,116        0.744658      to        0.788228           8,621,503
 2007                              14,915,454        1.291004      to        1.354933          19,752,130
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2011                                 620,826       12.699333      to       15.977806             591,440
 2010                                 563,848        0.816602      to       13.586960             576,988
 2009                                 600,606        0.696835      to       11.484638             524,401
 2008                                 278,910        0.494777      to        8.077427             161,397
 2007                                 308,283        0.926225      to        0.939459             254,676

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2011                           0.85%     to       2.75%      1.85%     to       2.13%     (16.30)%    to      (14.69)%
 2010                           0.85%     to       2.75%      2.02%     to       3.00%       4.33%     to        6.33%
 2009                           0.85%     to       2.70%      1.63%     to       4.85%      37.32%     to       41.86%
 2008                           0.85%     to       2.55%      2.20%     to       2.89%     (43.58)%    to      (42.61)%
 2007                           0.85%     to       2.55%      2.26%     to       2.72%      17.00%     to       19.01%
AMERICAN FUNDS NEW WORLD FUND
 2011                           0.85%     to       2.75%      1.40%     to       1.58%     (16.28)%    to      (14.68)%
 2010                           0.85%     to       2.75%      1.30%     to       1.60%      14.68%     to       16.88%
 2009                           0.85%     to       2.75%      0.65%     to       1.48%      45.60%     to       48.39%
 2008                           0.85%     to       2.55%      0.88%     to       1.22%     (43.83)%    to      (42.86)%
 2007                           0.85%     to       2.55%      4.21%     to       6.33%      28.89%     to       31.09%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2011                           0.85%     to       2.75%      1.34%     to       1.36%     (21.34)%    to      (19.83)%
 2010                           0.85%     to       2.75%      1.34%     to       1.75%      19.10%     to       21.38%
 2009                           0.85%     to       2.75%      0.29%     to       0.29%      54.22%     to       59.93%
 2008                           0.85%     to       2.55%        --      to         --      (54.70)%    to      (53.92)%
 2007                           0.85%     to       2.55%      3.62%     to       4.10%      18.37%     to       20.40%
STERLING CAPITAL STRATEGIC
 ALLOCATION EQUITY VIF+
 2011                           1.65%     to       1.95%      0.74%     to       0.83%      (9.11)%    to       (8.83)%
 2010                           1.65%     to       1.95%      1.57%     to       1.58%      12.76%     to       13.10%
 2009                           1.65%     to       1.95%      1.34%     to       2.56%      22.83%     to       23.20%
 2008                           1.95%     to       1.95%     44.26%     to      44.26%     (35.99)%    to      (35.99)%
STERLING CAPITAL SELECT
 EQUITY VIF+
 2011                           1.25%     to       1.55%      1.09%     to       1.11%      (5.51)%    to       (5.23)%
 2010                           1.25%     to       1.55%      0.70%     to       0.70%      10.21%     to       10.54%
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF+
 2011                           1.25%     to       2.45%        --      to         --       (5.87)%    to       (4.73)%
 2010                           1.25%     to       2.45%      0.06%     to       0.06%      13.42%     to       14.79%
 2009                           1.25%     to       2.45%        --      to         --       40.06%     to       41.75%
 2008                           1.25%     to       2.45%      0.26%     to       1.68%     (37.22)%    to      (36.71)%
STERLING CAPITAL TOTAL RETURN
 BOND VIF+
 2011                           1.25%     to       2.45%      3.59%     to       3.60%       3.54%     to        4.79%
 2010                           1.25%     to       2.45%      3.86%     to       3.86%       5.13%     to        6.40%
 2009                           1.25%     to       2.45%      3.97%     to       3.98%       5.95%     to        7.23%
 2008                           1.25%     to       2.45%      3.14%     to       3.37%      (0.41)%    to        0.39%
COLUMBIA VARIABLE PORTFOLIO
 -- SMALL COMPANY GROWTH
 FUND+
 2011                           1.70%     to       2.80%        --      to         --       (8.16)%    to       (7.14)%
 2010                           1.70%     to       2.75%        --      to         --       24.90%     to       26.21%
 2009                           1.70%     to       2.65%        --      to         --       22.37%     to       23.54%
 2008                           1.70%     to       2.55%        --      to         --      (42.32)%    to      (41.83)%
 2007                           1.70%     to       2.55%        --      to         --       10.60%     to       11.55%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2011                           1.25%     to       2.75%        --      to         --       (7.92)%    to       (6.53)%
 2010                           1.25%     to       2.20%      0.47%     to       0.83%      17.19%     to       18.31%
 2009                           1.25%     to       2.20%      0.42%     to       1.22%      40.84%     to       42.18%
 2008                           1.25%     to       2.20%        --      to         --      (28.78)%    to      (26.39)%
 2007                           1.35%     to       1.85%      0.56%     to       0.57%       9.91%     to       10.46%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
 2011                                 112,647       $8.542843      to       $8.945576          $1,018,966
 2010                                  75,132        8.757723      to        9.061120             688,687
 2009                                  91,120        7.245745      to        7.407453             674,234
 2008                                  41,141        5.802725      to        5.861477             240,121
FIDELITY VIP CONTRAFUND(R)
 PORTFOLIO
 2011                               2,128,424       13.998493      to       14.500794          21,466,459
 2010                               2,047,545       14.471601      to       15.324656          21,142,827
 2009                               1,846,476        8.568084      to       13.464575          15,856,698
 2008                               1,248,237        6.291088      to        6.378773           7,911,864
FIDELITY VIP MID CAP
 PORTFOLIO
 2011                               1,555,549       13.830958      to       15.501125          15,589,399
 2010                               1,580,222       15.592494      to       17.864704          18,010,375
 2009                               1,458,779       12.188298      to       14.274621          13,067,152
 2008                                 880,756        6.374875      to        6.461003           5,653,528
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2011                                 133,123        9.306424      to       17.884524           1,246,163
 2010                                 114,577       10.359870      to       20.200241           1,220,708
 2009                                  74,858        8.303199      to       16.426200             645,335
 2008                                  55,063        5.294088      to        5.349991             293,273
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2011                                  17,998        9.609176      to       15.344167             171,347
 2010                                  19,906        9.754780      to       10.007132             196,373
 2009                                  25,384        8.447292      to        8.588257             215,899
 2008                                  15,435        6.356132      to        6.404294              98,320
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2011                                   2,077       12.662760      to       12.710400              26,385
 2010                                   1,081       12.229504      to       12.229504              13,216
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2011                              19,119,588       14.367859      to       14.903732         287,809,621
 2010                              21,762,416       13.932857      to       14.144624         314,415,455
 2009                              22,929,754       11.870451      to       12.799060         279,379,289
 2008                              25,339,236       10.091165      to       11.000356         267,705,070
 2007                              27,354,935       14.200576      to       15.218488         402,951,148
FRANKLIN INCOME SECURITIES
 FUND
 2011                              54,907,285       13.643965      to       15.397947         866,473,608
 2010                              64,312,296       13.405873      to       15.458927       1,012,162,002
 2009                              72,313,630       11.971516      to       14.102498       1,030,824,743
 2008                              77,404,329       10.385353      to       11.435856         836,509,225
 2007                              83,599,340       15.145488      to       16.395959       1,320,870,762
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2011                               4,093,919       11.574093      to       13.323239          43,752,484
 2010                               4,980,000       11.851458      to       13.904421          55,031,262
 2009                               5,642,623       10.711239      to       12.814563          56,885,469
 2008                               6,152,151        7.561687      to        8.326926          48,694,052
 2007                               7,058,271       11.848456      to       12.827021          86,852,753

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO
 2011                           1.25%     to       2.45%      0.13%     to       0.14%      (2.45)%    to       (1.28)%
 2010                           1.25%     to       2.45%      0.03%     to       0.03%      20.87%     to       22.32%
 2009                           1.25%     to       2.45%      0.21%     to       0.24%      24.87%     to       26.38%
 2008                           1.25%     to       2.45%      1.17%     to       3.66%     (43.74)%    to      (43.29)%
FIDELITY VIP CONTRAFUND(R)
 PORTFOLIO
 2011                           0.50%     to       2.70%      0.80%     to       1.29%      (5.38)%    to       (3.27)%
 2010                           0.50%     to       2.70%      1.47%     to       2.89%      13.82%     to       16.34%
 2009                           0.85%     to       2.70%      1.21%     to       4.26%      31.86%     to       34.32%
 2008                           0.85%     to       2.50%      3.06%     to       5.76%     (40.61)%    to      (39.95)%
FIDELITY VIP MID CAP
 PORTFOLIO
 2011                           0.50%     to       2.70%      0.03%     to       0.03%     (13.23)%    to      (11.30)%
 2010                           0.50%     to       2.70%      0.17%     to       0.37%      25.15%     to       27.93%
 2009                           0.50%     to       2.70%      0.91%     to       0.91%      21.88%     to       36.03%
 2008                           0.85%     to       2.45%      0.44%     to       0.73%     (37.73)%    to      (37.06)%
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2011                           1.25%     to       2.70%      0.68%     to       0.72%     (11.46)%    to      (10.17)%
 2010                           1.25%     to       2.70%      0.31%     to       0.36%      22.98%     to       24.77%
 2009                           1.25%     to       2.70%      0.37%     to       0.81%      52.97%     to       55.20%
 2008                           1.25%     to       2.50%      2.75%     to       4.86%     (49.30)%    to      (48.87)%
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2011                           1.25%     to       2.30%        --      to         --       (4.98)%    to       (3.98)%
 2010                           1.25%     to       2.15%      0.26%     to       0.32%      15.48%     to       16.52%
 2009                           1.25%     to       2.15%      0.02%     to       0.02%      32.90%     to       34.10%
 2008                           1.25%     to       2.15%      0.83%     to       1.21%     (38.19)%    to      (37.82)%
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2011                           0.50%     to       0.65%      6.35%     to       6.82%       3.78%     to        3.93%
 2010                           0.50%     to       0.50%      4.48%     to       4.48%       8.69%     to        8.69%
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2011                           0.50%     to       2.75%      1.26%     to       1.40%       3.12%     to        5.37%
 2010                           0.50%     to       2.75%      1.07%     to       1.07%      17.37%     to       20.02%
 2009                           0.85%     to       2.75%      1.21%     to       1.43%      14.16%     to       16.35%
 2008                           0.85%     to       2.55%      1.73%     to       1.75%     (28.94)%    to      (27.72)%
 2007                           0.85%     to       2.55%      1.85%     to       2.11%      (5.14)%    to       (3.51)%
FRANKLIN INCOME SECURITIES
 FUND
 2011                           0.50%     to       2.75%      4.82%     to       5.66%      (0.39)%    to        1.78%
 2010                           0.50%     to       2.75%      3.07%     to       3.24%       9.62%     to       11.98%
 2009                           0.50%     to       2.75%      8.52%     to       8.52%      19.72%     to       31.92%
 2008                           0.85%     to       2.55%      5.41%     to       5.42%     (31.43)%    to      (30.25)%
 2007                           0.85%     to       2.55%      3.12%     to       3.23%       1.15%     to        2.88%
FRANKLIN LARGE CAP GROWTH
 SECURITIES FUND
 2011                           0.85%     to       2.75%      0.66%     to       0.68%      (4.18)%    to       (2.34)%
 2010                           0.85%     to       2.75%      0.66%     to       0.83%       8.56%     to       10.65%
 2009                           0.85%     to       2.70%      1.38%     to       1.38%      26.28%     to       28.63%
 2008                           0.85%     to       2.55%      0.39%     to       1.27%     (36.18)%    to      (35.08)%
 2007                           0.85%     to       2.55%      0.10%     to       0.73%       3.56%     to        5.33%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2011                                  72,790      $13.512023      to      $16.429225          $1,171,672
 2010                                  86,450       14.669965      to       17.659480           1,493,387
 2009                                  92,773       12.421151      to       14.803805           1,343,385
 2008                                 137,146       10.630848      to       12.606898           1,683,490
 2007                                 212,709       20.767079      to       22.193451           4,617,593
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2011                               7,670,769       13.965224      to       16.138689          79,698,492
 2010                               9,403,021       14.799448      to       17.431199         103,713,304
 2009                              10,543,565       11.695088      to       14.038705          93,841,932
 2008                              10,827,626        4.482015      to        8.215174          69,098,082
 2007                              11,449,952        7.996026      to       14.408266         128,817,255
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2011                               1,698,957       15.068984      to       15.597887          16,252,963
 2010                               1,853,607       15.754561      to       16.659671          18,685,692
 2009                               1,401,222        7.881408      to       13.337937          11,250,662
 2008                               1,004,698        6.021529      to        6.154292           6,302,537
 2007                                  16,181        9.230086      to        9.253378             149,590
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2011                              14,667,741       12.512704      to       13.901316         257,179,250
 2010                              16,622,274       12.273319      to       13.909880         290,735,591
 2009                              17,511,097       11.124740      to       12.869844         282,189,435
 2008                              15,653,189        8.778651      to       12.729023         208,155,119
 2007                              14,443,098       14.676700      to       16.963013         225,723,908
MUTUAL SHARES SECURITIES FUND
 2011                              28,966,779       13.043277      to       13.185602         397,801,809
 2010                              34,697,310       13.257135      to       13.696286         492,841,333
 2009                              39,336,540       12.660577      to       15.724534         514,493,553
 2008                              42,471,162       10.174951      to       12.581516         454,398,236
 2007                              47,097,405       16.597302      to       20.176053         824,291,652
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2011                               2,951,238       16.491969      to       24.183491          56,219,294
 2010                               3,762,170       19.953020      to       28.922631          87,667,747
 2009                               3,572,745       17.459152      to       24.755366          73,714,398
 2008                               3,071,983       12.027511      to       14.404613          38,076,417
 2007                               3,460,475       26.042533      to       30.661983          96,615,099
TEMPLETON FOREIGN SECURITIES
 FUND
 2011                              12,495,547       11.977254      to       13.080163         139,228,121
 2010                              14,178,560       13.485831      to       15.045462         180,227,519
 2009                              15,858,557       13.459441      to       14.252060         189,703,975
 2008                              18,026,176        8.211268      to        9.905208         160,378,422
 2007                              19,315,066       14.128636      to       16.755358         293,780,662
TEMPLETON GROWTH SECURITIES
 FUND
 2011                              21,888,051       12.228197      to       12.809585         241,244,696
 2010                              26,349,550       13.235127      to       14.154560         318,345,347
 2009                              30,282,834       12.995028      to       13.547219         347,264,414
 2008                              33,958,297        8.149626      to        9.996674         303,628,810
 2007                              38,889,203       14.495551      to       17.480379         616,364,620

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN GLOBAL REAL ESTATE
 SECURITIES FUND
 2011                           1.40%     to       2.40%      7.74%     to       8.74%      (7.89)%    to       (6.97)%
 2010                           1.40%     to       2.40%      2.86%     to       2.94%      18.11%     to       19.29%
 2009                           1.40%     to       2.40%     13.27%     to      13.27%      16.26%     to       17.43%
 2008                           1.40%     to       2.50%      1.04%     to       1.19%     (43.82)%    to      (43.20)%
 2007                           1.40%     to       2.35%      2.26%     to       2.30%     (22.70)%    to      (21.96)%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2011                           0.85%     to       2.75%        --      to         --       (7.41)%    to       (5.64)%
 2010                           0.85%     to       2.75%        --      to         --       24.17%     to       26.54%
 2009                           0.85%     to       2.75%        --      to         --       39.68%     to       42.36%
 2008                           0.85%     to       2.55%        --      to         --      (43.95)%    to      (42.98)%
 2007                           0.85%     to       2.55%        --      to         --        8.44%     to       10.30%
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2011                           0.50%     to       2.75%      0.55%     to       0.58%      (6.37)%    to       (4.35)%
 2010                           0.50%     to       2.75%      0.51%     to       0.51%      24.75%     to       27.50%
 2009                           0.85%     to       2.70%      1.52%     to       1.52%      25.60%     to       28.06%
 2008                           0.85%     to       2.55%      0.85%     to       1.76%     (34.71)%    to      (33.59)%
 2007                           1.35%     to       2.25%        --      to         --       (0.13)%    to       (0.01)%
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2011                           0.50%     to       2.80%      6.09%     to       6.41%      (0.06)%    to        1.95%
 2010                           0.50%     to       2.80%      0.72%     to       0.72%       8.14%     to       10.33%
 2009                           0.50%     to       2.75%      2.55%     to       2.55%      11.25%     to       22.70%
 2008                           0.85%     to       2.55%      2.87%     to       9.29%     (13.92)%    to      (13.27)%
 2007                           0.85%     to       2.55%      4.36%     to       4.70%       3.53%     to        5.30%
MUTUAL SHARES SECURITIES FUND
 2011                           0.50%     to       2.75%      2.44%     to       2.56%      (3.73)%    to       (1.61)%
 2010                           0.50%     to       2.75%      1.10%     to       1.52%       8.18%     to       10.50%
 2009                           0.85%     to       2.75%      0.24%     to       1.97%      22.63%     to       24.98%
 2008                           0.85%     to       2.55%      3.18%     to       3.31%     (38.70)%    to      (37.64)%
 2007                           0.85%     to       2.55%      1.20%     to       1.27%       0.87%     to        2.60%
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2011                           0.85%     to       2.75%      0.20%     to       1.18%     (17.96)%    to      (16.39)%
 2010                           0.85%     to       2.70%      1.40%     to       1.79%      14.28%     to       16.83%
 2009                           0.85%     to       2.70%      4.92%     to       4.92%      67.86%     to       71.86%
 2008                           0.85%     to       2.55%      3.15%     to       5.57%     (53.82)%    to      (53.02)%
 2007                           0.85%     to       2.55%      1.71%     to       1.71%      25.84%     to       27.99%
TEMPLETON FOREIGN SECURITIES
 FUND
 2011                           0.50%     to       2.75%      1.78%     to       1.85%     (13.06)%    to      (11.19)%
 2010                           0.50%     to       2.75%      0.59%     to       0.95%       5.47%     to        7.84%
 2009                           0.85%     to       2.70%      3.48%     to       3.48%      33.20%     to       35.88%
 2008                           0.85%     to       2.55%      2.46%     to       4.61%     (41.88)%    to      (40.88)%
 2007                           0.85%     to       2.55%      1.21%     to       1.21%      12.55%     to       14.48%
TEMPLETON GROWTH SECURITIES
 FUND
 2011                           0.50%     to       2.75%      1.06%     to       1.27%      (9.50)%    to       (7.61)%
 2010                           0.50%     to       2.75%      1.27%     to       1.27%       4.48%     to        6.78%
 2009                           0.85%     to       2.75%      3.19%     to       3.19%      27.55%     to       29.99%
 2008                           0.85%     to       2.55%      1.69%     to       1.75%     (43.78)%    to      (42.81)%
 2007                           0.85%     to       2.55%      1.20%     to       1.26%      (0.23)%    to        1.48%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2011                               6,859,792      $12.162700      to      $12.517501        $126,044,828
 2010                               7,992,904       12.611581      to       13.259276         155,194,908
 2009                               8,513,586       11.329533      to       12.172998         151,319,313
 2008                               8,398,704       14.666576      to       15.987575         125,652,233
 2007                               8,861,082       21.030000      to       22.537085         193,089,613
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2011                               1,829,214       11.443823      to       13.590297          19,594,014
 2010                               2,085,738       12.123922      to       14.674408          23,893,700
 2009                               2,250,585       10.523196      to       12.981022          22,593,292
 2008                               2,124,947        7.491831      to        7.981607          16,357,732
 2007                               1,900,111       11.858630      to       12.444192          23,052,317
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2011                                 814,254       10.147083      to       12.998546           7,801,283
 2010                                 921,626       10.802373      to       14.118514           9,468,209
 2009                               1,031,940        8.781519      to        9.534345           9,420,541
 2008                                 854,493        7.106541      to        7.585679           6,267,170
 2007                                 781,328       11.245329      to       11.800600           8,985,602
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2011                               1,601,855       12.341603      to       13.181378          20,322,857
 2010                               1,499,649       12.523396      to       13.673178          19,526,811
 2009                               1,205,381       11.012978      to       12.291339          13,956,074
 2008                                 554,688        9.822923      to        9.955924           5,488,788
HARTFORD ADVISERS HLS FUND
 2011                              11,647,520       10.512754      to       14.079868          15,792,890
 2010                              13,816,874       10.291887      to       14.243950          17,960,669
 2009                              16,490,870        9.293434      to       13.103428          18,288,954
 2008                              20,473,735        0.719130      to        7.222661          16,400,077
 2007                              27,572,088        1.081903      to        1.346358          31,379,395
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                              37,874,588       10.603999      to       12.375247         166,428,046
 2010                              42,914,796       11.466077      to       11.937261         163,828,468
 2009                              48,035,422       10.718289      to       11.478424         145,838,795
 2008                              51,590,022        1.105264      to        9.060101          91,925,592
 2007                              64,410,856        1.230471      to        1.509593          81,507,118
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                              30,120,387       12.856297      to       14.317252         139,889,415
 2010                              34,527,013       14.584170      to       16.678412         162,240,133
 2009                              38,107,344       12.581225      to       14.800317         137,601,584
 2008                              38,470,316        0.848255      to        5.861911          69,455,306
 2007                              42,982,376        1.603556      to        2.708673          75,384,246
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                              23,223,587       13.508111      to       13.751180         105,474,269
 2010                              27,164,406       13.640428      to       13.738768         109,673,027
 2009                              30,099,497        8.881279      to       12.545314          92,708,467
 2008                              32,314,534        0.889157      to        7.184273          53,819,908
 2007                              39,731,152        1.353370      to        1.680583          55,551,761

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2011                           0.50%     to       2.75%      2.16%     to       2.18%      (5.59)%    to       (3.56)%
 2010                           0.50%     to       2.75%      0.17%     to       1.28%       8.92%     to       11.32%
 2009                           0.50%     to       2.75%        --      to         --       13.30%     to       19.97%
 2008                           0.85%     to       2.55%      1.85%     to       2.37%     (30.26)%    to      (29.06)%
 2007                           0.85%     to       2.55%      1.07%     to       1.22%       9.03%     to       10.90%
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2011                           0.85%     to       2.75%        --      to         --       (7.39)%    to       (5.61)%
 2010                           0.85%     to       2.75%        --      to         --       13.05%     to       15.21%
 2009                           0.85%     to       2.75%        --      to         --       29.36%     to       31.84%
 2008                           0.85%     to       2.50%      0.12%     to       0.14%     (36.91)%    to      (35.86)%
 2007                           0.85%     to       2.55%      0.13%     to       0.13%      11.44%     to       13.36%
FRANKLIN LARGE CAP VALUE
 SECURITIES FUND
 2011                           0.85%     to       2.75%      1.21%     to       1.22%      (7.84)%    to       (6.07)%
 2010                           0.85%     to       2.70%      1.79%     to       1.79%      11.23%     to       13.30%
 2009                           0.85%     to       2.55%      2.03%     to       2.27%      23.57%     to       25.69%
 2008                           0.85%     to       2.55%        --      to         --      (36.81)%    to      (35.72)%
 2007                           0.85%     to       2.55%      3.39%     to       4.03%      (2.77)%    to       (1.11)%
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2011                           0.50%     to       2.70%      5.69%     to       5.73%      (3.60)%    to       (1.45)%
 2010                           0.50%     to       2.70%      0.44%     to       1.12%      11.24%     to       13.72%
 2009                           0.50%     to       2.70%      7.94%     to       7.94%      10.13%     to       15.43%
 2008                           0.85%     to       2.45%      0.64%     to       0.64%      (0.70)%    to        0.44%
HARTFORD ADVISERS HLS FUND
 2011                           0.85%     to       2.75%      1.40%     to       1.72%      (1.15)%    to        0.99%
 2010                           1.25%     to       2.75%      1.18%     to       1.51%       8.82%     to       10.74%
 2009                           1.25%     to       2.65%      1.64%     to       3.18%      26.57%     to       28.67%
 2008                           1.25%     to       2.55%      2.67%     to      14.16%     (33.53)%    to      (30.69)%
 2007                           1.40%     to       2.55%      1.38%     to       1.93%       3.69%     to        4.89%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2011                           0.30%     to       2.80%        --      to       0.20%       3.78%     to        6.04%
 2010                           0.50%     to       2.75%      3.32%     to      14.41%       4.34%     to        6.98%
 2009                           0.50%     to       2.70%      3.56%     to      10.99%       7.18%     to       11.95%
 2008                           0.85%     to       2.55%      6.83%     to      23.23%     (10.18)%    to       (8.99)%
 2007                           1.40%     to       2.55%      4.77%     to       7.54%       1.78%     to        2.96%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2011                           0.50%     to       2.80%      0.54%     to       1.72%     (14.07)%    to      (11.85)%
 2010                           0.50%     to       2.75%      0.71%     to       2.22%      13.06%     to       15.92%
 2009                           0.50%     to       2.70%      0.67%     to       2.36%      25.81%     to       41.79%
 2008                           0.85%     to       2.55%      1.56%     to       8.23%     (47.10)%    to      (44.67)%
 2007                           1.40%     to       2.55%      0.06%     to       0.06%      13.60%     to       14.92%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2011                           0.50%     to       2.75%      2.33%     to       4.90%      (1.68)%    to        0.81%
 2010                           0.50%     to       2.75%      3.81%     to       5.47%       9.87%     to       12.64%
 2009                           0.85%     to       2.70%      2.60%     to       6.09%      21.36%     to       23.62%
 2008                           0.85%     to       2.55%      1.90%     to      11.47%     (34.30)%    to      (31.56)%
 2007                           1.40%     to       2.55%      1.07%     to       1.42%       5.27%     to        6.48%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                                  40,745       $8.752406      to      $14.448983            $358,485
 2010                                  47,838        9.808925      to       16.364089             472,123
 2009                                  45,406        8.423321      to        8.595482             394,023
 2008                                  41,648        6.098927      to        6.147729             255,748
HARTFORD HEALTHCARE HLS FUND+
 2011                                 118,801        2.096138      to        2.180271             258,792
 2010                                 152,576        1.970286      to        2.042198             310,998
 2009                                 192,356        1.876719      to        1.938428             372,357
 2008                                 201,819        1.560245      to        1.605923             323,713
 2007                                 328,698        2.138451      to        2.193343             719,870
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                                 285,126        6.927508      to       13.084231             559,775
 2010                                 412,985        8.145943      to       15.563803             847,930
 2009                                 556,748        7.100965      to        7.219531           1,060,074
 2008                                 612,639        1.183214      to        5.357859             783,203
 2007                                 806,835        2.445701      to        2.530315           2,037,101
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2011                               1,505,933        9.694094      to       13.930671          12,356,809
 2010                               1,488,540        9.665415      to       14.148995          11,959,231
 2009                               1,330,826        8.547364      to       12.745706           8,846,609
 2008                                 942,561        6.769289      to        6.860722           3,890,433
 2007                                 569,456        1.430014      to        1.479497             839,952
HARTFORD GROWTH HLS FUND
 2011                                 139,485        8.838312      to       13.023500           1,061,553
 2010                                 128,885        9.948246      to       14.375631           1,069,501
 2009                                  65,931        8.540511      to        8.795528             447,560
 2008                                  76,344        6.519796      to        6.607896             322,129
 2007                                  53,796        1.506262      to        1.506262              81,031
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2011                               3,500,154       13.181944      to       13.496611          28,353,767
 2010                               3,504,994       14.537981      to       15.216479          31,234,642
 2009                               3,051,229        7.807077      to       13.296868          23,134,664
 2008                               1,494,749        5.991598      to        6.075105           8,710,983
 2007                                 109,862        1.953917      to        2.009325             219,476
HARTFORD HIGH YIELD HLS FUND
 2011                                 724,559       10.168984      to       17.518678           8,356,503
 2010                                 552,464       14.257828      to       17.191017           6,324,090
 2009                                 440,506       11.453793      to       15.205597           2,951,638
 2008                                 302,155        7.575364      to        7.677483             876,287
 2007                                 300,192        1.353719      to        1.400582             418,896
HARTFORD INDEX HLS FUND
 2011                                  75,638        4.634372      to       14.035106             485,264
 2010                                  83,107        4.632617      to        4.709936             390,750
 2009                                  95,104        3.993420      to        4.173201             396,056
 2008                                 106,592        3.235025      to        3.363785             357,948
 2007                                 173,978        5.256090      to        5.437964             944,583

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2011                           1.40%     to       2.70%      0.01%     to       0.02%     (11.70)%    to      (10.77)%
 2010                           1.40%     to       2.70%      0.86%     to       1.25%      12.92%     to       14.12%
 2009                           1.40%     to       2.50%      0.68%     to       0.82%      38.29%     to       39.82%
 2008                           1.40%     to       2.35%      1.56%     to       2.15%     (41.69)%    to      (41.32)%
HARTFORD HEALTHCARE HLS FUND+
 2011                           1.40%     to       1.75%        --      to         --        6.39%     to        6.76%
 2010                           1.40%     to       1.75%      0.02%     to       0.03%       4.99%     to        5.35%
 2009                           1.40%     to       1.75%      0.22%     to       0.33%      20.28%     to       20.71%
 2008                           1.40%     to       1.75%      0.14%     to       0.17%     (27.04)%    to      (26.78)%
 2007                           1.40%     to       1.75%        --      to         --        4.02%     to        4.38%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2011                           1.25%     to       2.40%      0.04%     to       0.04%     (15.93)%    to      (14.96)%
 2010                           1.25%     to       2.40%      0.27%     to       0.28%      11.54%     to       12.83%
 2009                           1.25%     to       2.15%      0.95%     to       1.28%      32.76%     to       33.96%
 2008                           1.40%     to       1.95%      0.38%     to       2.65%     (53.24)%    to      (48.99)%
 2007                           1.40%     to       1.90%      0.05%     to       0.09%      22.39%     to       23.00%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2011                           0.85%     to       2.70%      1.16%     to       1.74%      (1.54)%    to        0.30%
 2010                           0.85%     to       2.70%      1.34%     to       1.65%      11.01%     to       13.08%
 2009                           0.85%     to       2.70%      2.69%     to       5.36%      22.30%     to       24.58%
 2008                           0.85%     to       2.45%      2.86%     to       2.94%     (33.86)%    to      (33.15)%
 2007                           1.40%     to       1.90%      0.66%     to       0.74%       6.04%     to        6.57%
HARTFORD GROWTH HLS FUND
 2011                           0.50%     to       2.45%      0.16%     to       0.32%     (11.16)%    to       (9.41)%
 2010                           0.50%     to       2.45%      0.03%     to       0.03%      16.48%     to       18.77%
 2009                           0.85%     to       2.45%      0.46%     to       0.68%      30.99%     to       33.11%
 2008                           0.85%     to       2.45%      1.42%     to       2.65%     (38.66)%    to      (38.00)%
 2007                           1.40%     to       1.40%        --      to         --       14.87%     to       14.87%
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2011                           0.50%     to       2.70%        --      to         --      (11.30)%    to       (9.33)%
 2010                           0.50%     to       2.70%      0.01%     to       0.02%      14.44%     to       16.98%
 2009                           0.85%     to       2.70%      0.64%     to       1.06%      26.15%     to       28.51%
 2008                           0.85%     to       2.50%      1.74%     to       2.99%     (41.05)%    to      (40.40)%
 2007                           1.40%     to       1.90%      0.02%     to       0.03%      26.89%     to       27.53%
HARTFORD HIGH YIELD HLS FUND
 2011                           0.30%     to       2.70%        --      to       8.88%       1.69%     to        1.91%
 2010                           0.50%     to       2.70%      0.40%     to       0.57%      13.06%     to       15.57%
 2009                           0.85%     to       2.70%     11.66%     to      16.89%      46.46%     to       49.19%
 2008                           0.85%     to       2.45%     57.32%     to      114.51%    (26.72)%    to      (25.94)%
 2007                           1.40%     to       1.90%      7.09%     to       7.51%       0.60%     to        1.11%
HARTFORD INDEX HLS FUND
 2011                           0.50%     to       1.55%      0.64%     to       1.46%       0.04%     to        1.09%
 2010                           1.40%     to       1.55%      1.26%     to       1.48%      12.69%     to       12.86%
 2009                           1.40%     to       1.90%      1.79%     to       1.87%      23.44%     to       24.06%
 2008                           1.40%     to       1.90%      1.56%     to       1.77%     (38.45)%    to      (38.14)%
 2007                           1.40%     to       1.90%      1.07%     to       1.42%       2.96%     to        3.48%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                               3,182,043      $12.032333      to      $12.842512          $7,869,538
 2010                               3,633,463       14.056619      to       15.383572           9,734,896
 2009                               3,620,629        8.299619      to       13.890954           7,761,954
 2008                               4,762,560        0.962384      to        6.271971           6,399,332
 2007                               6,043,612        1.713829      to        1.870595          10,712,256
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2011                                 223,316       10.348355      to       17.484643           2,348,290
 2010                                 233,483       10.556605      to       18.170055           2,495,390
 2009                                 223,610        8.461037      to       14.834730           1,923,520
 2008                                 127,256        5.770819      to        5.871243             731,948
HARTFORD MIDCAP HLS FUND
 2011                                 308,459        3.992995      to        4.065703           1,252,249
 2010                                 419,991        4.415804      to        4.489465           1,883,647
 2009                                 486,310        3.641698      to        3.696908           1,796,277
 2008                                 581,250        2.831583      to        2.870203           1,667,174
 2007                                 800,676        4.458080      to        4.512098           3,610,718
HARTFORD MIDCAP VALUE HLS
 FUND
 2011                                 133,060        1.455678      to        1.582737             258,234
 2010                                 183,279        1.632276      to        1.759701             391,891
 2009                                  99,737        1.376636      to        1.434963             141,727
 2008                                 161,982        0.975511      to        1.011759             162,966
 2007                                 227,798        1.667164      to        1.720458             389,766
HARTFORD MONEY MARKET HLS
 FUND
 2011                              219,554,923       9.176539      to        9.972606         251,768,173
 2010                              232,493,202       9.447022      to        9.929523         267,244,595
 2009                              322,971,641       1.190879      to        9.714418         371,878,309
 2008                              492,151,315       0.989484      to        1.200294         559,945,375
 2007                              246,545,722       0.996396      to        1.185236         271,466,457
HARTFORD SMALL COMPANY HLS
 FUND
 2011                               1,950,407       14.555495      to       14.814915           4,322,079
 2010                               2,539,625       15.137320      to       15.801191           5,273,480
 2009                               3,082,549       12.255718      to       13.153937           5,122,989
 2008                               3,759,446        0.889390      to        6.664054           4,383,994
 2007                               5,261,525        1.538611      to        1.999048           8,578,219
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2011                                 198,521       11.928041      to       12.683496           2,122,457
 2010                                 110,943       12.052733      to       12.612474           1,013,954
 2009                                  94,484        9.044730      to        9.314788             585,237
 2008                                  89,946        6.846178      to        6.938674             316,631
 2007                                 112,150        1.320592      to        1.358036             151,586
HARTFORD STOCK HLS FUND
 2011                              10,191,662        0.827278      to        9.845249          10,241,194
 2010                              12,439,981        9.925827      to       15.800328          12,723,348
 2009                              15,739,815        0.769796      to        8.754833          13,926,333
 2008                              19,060,036        0.559049      to        6.263381          11,660,797
 2007                              24,327,447        1.010530      to        1.277448          26,134,602

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2011                           0.50%     to       2.75%      0.05%     to       0.05%     (16.52)%    to      (14.40)%
 2010                           0.50%     to       2.75%      0.77%     to       2.21%      11.11%     to       13.92%
 2009                           0.85%     to       2.70%      2.34%     to       2.45%      29.90%     to       32.33%
 2008                           0.85%     to       2.55%      1.99%     to       5.86%     (43.85)%    to      (39.82)%
 2007                           1.40%     to       2.55%      0.75%     to      11.91%      23.91%     to       25.34%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2011                           0.85%     to       2.70%        --      to         --       (3.77)%    to       (1.97)%
 2010                           0.85%     to       2.70%      0.66%     to       0.71%      22.48%     to       24.77%
 2009                           0.85%     to       2.70%      0.33%     to       1.09%      43.93%     to       46.62%
 2008                           0.85%     to       2.50%      0.82%     to       1.58%     (44.45)%    to      (43.74)%
HARTFORD MIDCAP HLS FUND
 2011                           1.40%     to       1.55%      0.16%     to       0.19%      (9.57)%    to       (9.44)%
 2010                           1.40%     to       1.55%      0.06%     to       0.06%      21.26%     to       21.44%
 2009                           1.40%     to       1.55%      0.29%     to       0.30%      28.61%     to       28.80%
 2008                           1.40%     to       1.55%      0.25%     to       0.26%     (36.48)%    to      (36.39)%
 2007                           1.40%     to       1.55%      0.16%     to       0.18%      13.24%     to       13.41%
HARTFORD MIDCAP VALUE HLS
 FUND
 2011                           1.40%     to       2.25%      0.01%     to       0.01%     (10.82)%    to      (10.06)%
 2010                           1.40%     to       2.25%      0.35%     to       0.36%      21.59%     to       22.63%
 2009                           1.40%     to       1.90%      0.50%     to       0.59%      41.12%     to       41.83%
 2008                           1.40%     to       1.90%      0.44%     to       0.50%     (41.49)%    to      (41.19)%
 2007                           1.40%     to       1.90%      0.22%     to       0.38%      (0.05)%    to        0.46%
HARTFORD MONEY MARKET HLS
 FUND
 2011                           0.30%     to       2.80%        --      to         --       (2.76)%    to       (0.27)%
 2010                           0.50%     to       2.75%        --      to         --       (2.71)%    to       (0.50)%
 2009                           0.85%     to       2.75%      0.06%     to       0.06%      (2.64)%    to       (0.78)%
 2008                           0.85%     to       2.55%      1.91%     to       2.06%      (0.69)%    to        1.27%
 2007                           0.85%     to       2.55%      3.80%     to       4.83%       2.05%     to        4.06%
HARTFORD SMALL COMPANY HLS
 FUND
 2011                           0.50%     to       2.75%        --      to         --       (6.24)%    to       (3.84)%
 2010                           0.50%     to       2.75%        --      to         --       20.48%     to       23.51%
 2009                           0.50%     to       2.70%      0.01%     to       0.01%      22.56%     to       25.84%
 2008                           1.25%     to       2.50%      0.29%     to       0.29%     (42.20)%    to      (36.34)%
 2007                           1.40%     to       2.50%        --      to         --       11.13%     to       12.36%
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2011                           0.85%     to       2.45%        --      to         --       (1.03)%    to        0.56%
 2010                           0.85%     to       2.45%        --      to         --       33.26%     to       35.40%
 2009                           0.85%     to       2.45%      0.09%     to       0.09%      32.11%     to       34.24%
 2008                           0.85%     to       2.45%      1.08%     to       1.91%     (35.52)%    to      (34.82)%
 2007                           1.40%     to       1.90%      0.02%     to       0.02%      (3.93)%    to       (3.45)%
HARTFORD STOCK HLS FUND
 2011                           0.85%     to       2.50%      1.12%     to       1.41%      (3.78)%    to       (1.93)%
 2010                           1.25%     to       2.75%      0.94%     to       1.30%      11.41%     to       13.38%
 2009                           1.25%     to       2.50%      1.25%     to       1.77%      37.70%     to       39.78%
 2008                           1.25%     to       2.50%      1.89%     to       5.35%     (44.68)%    to      (41.13)%
 2007                           1.40%     to       2.50%      0.65%     to       0.70%       3.03%     to        4.17%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                               1,416,801       $9.962879      to      $11.042990          $8,798,938
 2010                               1,527,500       10.190023      to       10.582456           9,334,829
 2009                               1,344,197        9.612225      to        9.826349           7,467,343
 2008                               1,223,153        9.528529      to        9.624617           3,807,506
 2007                                 547,280        1.101078      to        1.132329             618,308
HARTFORD VALUE HLS FUND
 2011                                 190,994       13.287624      to       13.447480           1,339,984
 2010                                 194,340       13.784560      to       13.923997           1,422,123
 2009                                 110,390        8.528526      to        8.718814             688,288
 2008                                  60,414        7.027403      to        7.098480             223,238
 2007                                 115,481        1.410824      to        1.429723             164,744
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2011                               1,337,721        9.777476      to       13.270158          13,399,869
 2010                               1,207,516        9.801022      to       13.496513          12,155,873
 2009                               1,072,421        8.850297      to       12.365206           9,689,644
 2008                                 657,572        7.192825      to        7.250974           4,756,804
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2011                                 637,314       13.472579      to       13.565036           5,781,325
 2010                                 660,174       13.796937      to       14.007941           6,150,898
 2009                                 605,279        8.408178      to       12.851649           5,117,535
 2008                                 366,599        6.626079      to        6.679716           2,440,396
AMERICAN FUNDS BOND HLS FUND
 2011                               3,023,835       11.773192      to       12.030403          32,461,762
 2010                               3,258,127       11.178845      to       11.677091          33,538,046
 2009                               2,934,836       10.583985      to       11.301579          28,873,049
 2008                               1,451,873        8.832849      to        8.904119          12,902,737
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2011                                 422,308       11.528491      to       11.774767           4,700,603
 2010                                 432,776       11.110797      to       11.600595           4,696,215
 2009                                 451,342       10.650417      to       11.367217           4,737,292
 2008                                 279,328        9.689117      to        9.767251           2,721,688
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2011                               1,457,989       13.229196      to       14.313257          12,429,413
 2010                               1,595,108       13.953695      to       15.510807          14,565,144
 2009                               1,648,514       12.587813      to       14.303400          13,673,598
 2008                               1,150,363        5.958336      to        6.006580           6,891,232
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2011                                 425,089        9.749253      to       14.046325           3,722,272
 2010                                 428,370        9.783915      to       15.890613           4,200,789
 2009                                 382,638        8.892566      to       14.653651           3,416,000
 2008                                 264,144        6.300038      to        6.351012           1,673,223
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2011                               1,065,587       12.375597      to       15.448914           8,326,884
 2010                               1,085,276       15.354612      to       19.693321          10,690,711
 2009                                 860,699        8.023928      to       16.574641           7,029,674
 2008                                 520,455        5.013031      to        5.053663           2,622,803

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2011                           0.50%     to       2.45%      1.86%     to       2.50%       2.34%     to        4.35%
 2010                           0.50%     to       2.70%      3.14%     to       4.38%       1.03%     to        3.28%
 2009                           1.25%     to       2.45%      0.03%     to       0.05%       0.88%     to        2.10%
 2008                           1.25%     to       2.45%      6.96%     to      16.44%      (2.62)%    to       (1.84)%
 2007                           1.40%     to       1.90%      3.51%     to       3.69%       2.16%     to        2.67%
HARTFORD VALUE HLS FUND
 2011                           0.50%     to       2.70%      1.68%     to       1.75%      (4.57)%    to       (2.45)%
 2010                           0.50%     to       2.70%      1.01%     to       1.24%      11.62%     to       14.10%
 2009                           1.25%     to       2.45%      2.15%     to       2.56%      21.36%     to       22.83%
 2008                           1.25%     to       2.45%      8.27%     to      15.93%     (33.85)%    to      (33.31)%
 2007                           1.40%     to       1.60%      0.92%     to       1.02%       6.98%     to        7.19%
AMERICAN FUNDS ASSET
 ALLOCATION HLS FUND
 2011                           1.25%     to       2.70%      1.32%     to       1.33%      (1.68)%    to       (0.24)%
 2010                           1.25%     to       2.70%      1.58%     to       1.77%       9.15%     to       10.74%
 2009                           1.25%     to       2.70%      1.65%     to       1.87%      20.30%     to       22.06%
 2008                           1.25%     to       2.45%        --      to         --      (28.59)%    to      (28.01)%
AMERICAN FUNDS BLUE CHIP
 INCOME AND GROWTH HLS FUND
 2011                           0.50%     to       2.70%      0.02%     to       0.03%      (3.82)%    to       (1.68)%
 2010                           0.50%     to       2.70%      2.74%     to       2.79%       9.00%     to       11.42%
 2009                           1.25%     to       2.70%      1.09%     to       1.50%      24.06%     to       25.88%
 2008                           1.25%     to       2.45%        --      to         --      (35.17)%    to      (34.65)%
AMERICAN FUNDS BOND HLS FUND
 2011                           0.50%     to       2.70%      2.85%     to       2.94%       3.03%     to        5.32%
 2010                           0.50%     to       2.70%      2.12%     to       4.27%       3.32%     to        5.62%
 2009                           0.50%     to       2.70%      3.29%     to       3.29%       5.84%     to        9.25%
 2008                           1.25%     to       2.45%        --      to         --      (11.82)%    to      (11.11)%
AMERICAN FUNDS GLOBAL BOND
 HLS FUND
 2011                           0.50%     to       2.70%      2.08%     to       2.42%       1.50%     to        3.76%
 2010                           0.50%     to       2.70%      0.89%     to       1.95%       2.05%     to        4.32%
 2009                           0.50%     to       2.70%        --      to         --        6.50%     to        6.52%
 2008                           1.25%     to       2.45%        --      to         --       (2.93)%    to       (2.15)%
AMERICAN FUNDS GLOBAL GROWTH
 AND INCOME HLS FUND
 2011                           0.30%     to       2.70%        --      to       2.27%      (7.72)%    to       (5.48)%
 2010                           0.50%     to       2.70%      2.18%     to       3.11%       8.44%     to       10.85%
 2009                           0.50%     to       2.70%      1.52%     to       1.52%      25.88%     to       35.66%
 2008                           1.25%     to       2.45%        --      to         --      (40.88)%    to      (40.40)%
AMERICAN FUNDS GLOBAL GROWTH
 HLS FUND
 2011                           0.65%     to       2.70%      0.40%     to       1.14%     (11.61)%    to       (9.77)%
 2010                           1.25%     to       2.70%      0.92%     to       0.98%       8.44%     to       10.02%
 2009                           1.25%     to       2.70%      1.38%     to       1.78%      38.00%     to       40.02%
 2008                           1.25%     to       2.45%        --      to         --      (37.36)%    to      (36.85)%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2011                           0.30%     to       2.70%        --      to       1.37%     (21.55)%    to      (19.64)%
 2010                           0.50%     to       2.70%      0.02%     to       0.02%      18.82%     to       21.46%
 2009                           1.25%     to       2.70%      0.07%     to       0.07%      56.49%     to       58.77%
 2008                           1.25%     to       2.45%        --      to         --      (50.31)%    to      (49.91)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH HLS
 FUND
 2011                               5,895,431      $13.819059      to      $14.951916         $52,704,373
 2010                               6,006,471       14.480766      to       16.097075          56,818,498
 2009                               5,498,412       12.295824      to       13.971972          44,483,623
 2008                               3,301,903        5.783494      to        5.832309          19,213,474
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2011                               3,232,843       13.051828      to       13.480080          28,728,041
 2010                               3,360,723       13.401152      to       14.148997          30,882,153
 2009                               3,157,635       12.121401      to       13.082250          26,452,328
 2008                               2,018,174        6.395572      to        6.447345          12,978,183
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2011                               4,498,109       11.237801      to       12.979718          34,559,883
 2010                               3,957,805       13.167811      to       15.547919          35,916,769
 2009                               3,328,014        8.513844      to       14.939206          28,486,816
 2008                               1,950,069        5.990544      to        6.039025          11,752,320
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2011                                 861,908       12.399722      to       14.535810           7,873,773
 2010                                 972,017       14.529666      to       17.412164          10,192,701
 2009                                 841,006        8.768621      to       15.218783           7,555,070
 2008                                 574,363        5.905372      to        5.953164           3,409,654
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2011                                 729,651       10.149291      to       10.219887           7,422,841
HUNTINGTON VA INCOME EQUITY
 FUND
 2011                               1,006,903       11.573824      to       14.872659           2,608,841
 2010                               1,265,929       11.083867      to       13.961027           2,841,022
 2009                               1,355,757        8.156954      to       10.165737           2,660,201
 2008                               1,201,638        6.791597      to        8.570547           1,948,340
 2007                                 776,787        1.372128      to       14.136235           2,439,014
HUNTINGTON VA DIVIDEND
 CAPTURE FUND
 2011                               2,073,575       14.157771      to       14.872468           6,643,933
 2010                               2,104,367       13.557437      to       13.959851           6,813,766
 2009                               2,391,054        8.683354      to       12.074627           6,746,938
 2008                               2,597,572        7.028026      to        9.895638           6,019,722
 2007                               2,303,770        1.477762      to       14.107888           8,390,470
HUNTINGTON VA GROWTH FUND
 2011                               1,523,755        9.580449      to       12.257564           2,383,392
 2010                               1,673,865       10.132057      to       12.706602           2,648,146
 2009                               1,742,286        7.759225      to        9.455795           2,520,186
 2008                               1,539,638        6.775378      to        8.360654           1,918,602
 2007                               1,046,228        1.024222      to       13.805801           2,086,896
HUNTINGTON VA MID CORP
 AMERICA FUND
 2011                                 952,696       14.545809      to       15.793327           3,835,552
 2010                               1,092,211       15.035192      to       16.654518           4,680,851
 2009                               1,171,122        8.558228      to       13.905379           4,214,191
 2008                               1,169,263        6.455900      to       10.621312           3,291,053
 2007                               1,026,705        1.781308      to       17.804561           5,314,843

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH HLS
 FUND
 2011                           0.30%     to       2.70%        --      to         --       (7.11)%    to       (4.86)%
 2010                           0.50%     to       2.70%      0.49%     to       2.18%      15.21%     to       17.77%
 2009                           0.50%     to       2.70%      0.90%     to       0.90%      22.96%     to       35.32%
 2008                           1.25%     to       2.50%      2.50%     to       5.18%     (42.59)%    to      (42.11)%
AMERICAN FUNDS GROWTH-INCOME
 HLS FUND
 2011                           0.50%     to       2.70%        --      to         --       (4.73)%    to       (2.61)%
 2010                           0.50%     to       2.70%      0.98%     to       3.22%       8.15%     to       10.56%
 2009                           0.50%     to       2.70%      3.09%     to       3.09%      21.21%     to       27.37%
 2008                           1.25%     to       2.45%      3.11%     to       3.50%     (37.22)%    to      (36.71)%
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2011                           0.50%     to       2.70%      1.68%     to       1.98%     (16.52)%    to      (14.66)%
 2010                           0.50%     to       2.70%      0.04%     to       1.08%       4.08%     to        6.39%
 2009                           1.25%     to       2.70%      1.45%     to       1.60%      38.95%     to       40.98%
 2008                           1.25%     to       2.45%        --      to         --      (40.45)%    to      (39.97)%
AMERICAN FUNDS NEW WORLD HLS
 FUND
 2011                           0.50%     to       2.70%      1.34%     to       1.54%     (16.52)%    to      (14.66)%
 2010                           0.50%     to       2.70%      0.27%     to       1.09%      14.41%     to       16.95%
 2009                           1.25%     to       2.70%      0.96%     to       1.17%      45.17%     to       47.29%
 2008                           1.25%     to       2.45%        --      to         --      (41.25)%    to      (40.78)%
HARTFORD PORTFOLIO
 DIVERSIFIER HLS FUND
 2011                           0.30%     to       1.50%      0.30%     to       0.35%       1.51%     to        2.20%
HUNTINGTON VA INCOME EQUITY
 FUND
 2011                           0.50%     to       2.50%      2.53%     to       3.99%       4.42%     to        6.53%
 2010                           0.50%     to       2.50%      2.20%     to       2.28%       9.03%     to       11.23%
 2009                           1.25%     to       2.50%        --      to         --       18.61%     to       20.10%
 2008                           1.25%     to       2.50%      5.83%     to      13.17%     (39.37)%    to      (35.42)%
 2007                           1.35%     to       2.50%      1.49%     to       1.80%      (1.55)%    to       (0.41)%
HUNTINGTON VA DIVIDEND
 CAPTURE FUND
 2011                           0.50%     to       2.50%      1.66%     to       5.11%       4.43%     to        6.54%
 2010                           0.50%     to       2.50%      1.87%     to       4.25%      12.28%     to       14.55%
 2009                           1.25%     to       2.50%        --      to         --       22.02%     to       23.55%
 2008                           1.25%     to       2.50%     10.83%     to      18.64%     (31.59)%    to      (29.86)%
 2007                           1.35%     to       2.50%      2.81%     to       3.40%      (8.45)%    to       (7.39)%
HUNTINGTON VA GROWTH FUND
 2011                           0.50%     to       2.50%      0.08%     to       0.25%      (5.44)%    to       (3.53)%
 2010                           0.50%     to       2.50%      0.13%     to       0.13%       7.15%     to        9.32%
 2009                           1.25%     to       2.50%        --      to         --       13.10%     to       14.52%
 2008                           1.25%     to       2.50%      1.08%     to       2.05%     (39.44)%    to      (34.95)%
 2007                           1.35%     to       2.50%      0.29%     to       0.43%      11.87%     to       13.16%
HUNTINGTON VA MID CORP
 AMERICA FUND
 2011                           0.50%     to       2.50%      0.10%     to       0.76%      (5.17)%    to       (3.25)%
 2010                           0.50%     to       2.50%      0.52%     to       0.66%      19.77%     to       22.19%
 2009                           1.25%     to       2.50%        --      to         --       30.92%     to       32.56%
 2008                           1.25%     to       2.50%      1.22%     to       2.13%     (40.35)%    to      (39.57)%
 2007                           1.35%     to       2.50%      0.48%     to       0.56%       6.07%     to        7.29%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HUNTINGTON VA NEW ECONOMY
FUND
 2011                               1,299,805      $11.291886      to      $11.748312          $3,146,531
 2010                               1,473,800       13.266258      to       13.529106           4,179,212
 2009                               1,530,696        7.091446      to       11.729409           3,852,547
 2008                               1,493,940        5.332800      to        8.931398           2,815,072
 2007                               1,118,251        1.904692      to       19.342180           5,108,552
HUNTINGTON VA ROTATING
 MARKETS FUND
 2011                                 370,723        9.480418      to       14.534874           1,395,134
 2010                                 401,474        8.985110      to       13.948720           1,463,766
 2009                                 434,553        8.475971      to       13.323862           1,442,872
 2008                                 446,463        6.434817      to       10.242381           1,149,856
 2007                                 468,708        1.625080      to       18.127386           2,178,065
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2011                               1,243,167        1.186366      to       11.550869           4,177,237
 2010                               1,398,823        1.375283      to       13.124958           5,294,304
 2009                               1,447,697        1.291504      to        8.209013           5,039,762
 2008                               1,488,254        0.992130      to        6.227854           3,605,752
 2007                               1,130,456        1.711354      to       16.198358           4,199,239
HUNTINGTON VA MACRO 100 FUND
 2011                                 973,897        0.873638      to       13.697934           1,306,810
 2010                               1,123,495        0.907815      to       13.951935           1,372,231
 2009                               1,232,944        0.815654      to        9.122592           1,275,086
 2008                               1,225,650        0.686243      to        7.579899             943,741
 2007                               1,231,905        1.064643      to        1.108493           1,351,444
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2011                                 670,708        1.153462      to       11.331771           3,132,291
 2010                                 800,793        1.123159      to       10.815613           3,164,414
 2009                                 844,366        1.097941      to       10.382301           3,030,159
 2008                                 816,450        1.067436      to        9.968448           2,494,020
 2007                                 679,274        1.071435      to       10.719929           1,788,934
HUNTINGTON VA SITUS FUND
 2011                               3,407,378        1.292715      to       15.448454           5,425,312
 2010                               3,981,977        1.337624      to       15.668618           6,324,808
 2009                               4,273,563        1.058154      to        8.628205           5,219,891
 2008                               4,390,237        0.816019      to        6.571252           3,928,069
 2007                               3,934,675        1.423618      to        1.482212           5,743,517
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2011                                  71,401       10.625321      to       12.240548             847,843
 2010                                   3,642       12.880117      to       12.880117              46,909
LORD ABBETT CAPITAL STRUCTURE
 FUND
 2011                                 230,602       10.937377      to       13.624033           2,462,182
 2010                                 198,222       11.009334      to       14.057646           2,149,836
 2009                                 163,076        9.447071      to        9.674588           1,557,016
 2008                                  86,092        7.801894      to        7.906371             676,928
LORD ABBETT BOND DEBENTURE
 FUND
 2011                               1,071,520       12.620165      to       15.249040          13,436,469
 2010                               1,162,022       12.150902      to       15.008519          14,179,268
 2009                               1,209,674       10.872900      to       13.728566          13,340,423
 2008                                 699,992        8.262872      to        8.373519           5,824,862

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HUNTINGTON VA NEW ECONOMY
FUND
 2011                           0.50%     to       2.50%        --      to         --      (14.88)%    to      (13.16)%
 2010                           0.50%     to       2.50%      0.08%     to       0.11%      13.10%     to       15.39%
 2009                           1.25%     to       2.50%        --      to         --       31.33%     to       32.98%
 2008                           1.25%     to       2.50%      0.51%     to       0.84%     (53.82)%    to      (47.93)%
 2007                           1.35%     to       2.50%      0.15%     to       0.17%       9.72%     to       10.99%
HUNTINGTON VA ROTATING
 MARKETS FUND
 2011                           1.25%     to       2.50%      0.11%     to       0.33%       4.20%     to        5.51%
 2010                           1.25%     to       2.50%      1.14%     to       1.15%       4.69%     to        6.01%
 2009                           1.25%     to       2.50%        --      to         --       30.09%     to       31.72%
 2008                           1.25%     to       2.50%      2.56%     to       8.52%     (43.50)%    to      (38.68)%
 2007                           1.35%     to       2.50%      0.77%     to       0.82%       6.42%     to        7.65%
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2011                           0.50%     to       2.50%      0.92%     to       1.92%     (13.74)%    to      (11.99)%
 2010                           0.50%     to       2.50%      1.27%     to       1.36%       6.49%     to        8.64%
 2009                           1.25%     to       2.50%      0.05%     to       0.06%      30.18%     to       31.81%
 2008                           1.25%     to       2.50%      2.74%     to       6.75%     (42.03)%    to      (40.18)%
 2007                           1.35%     to       2.50%      0.01%     to       0.02%      10.97%     to       12.25%
HUNTINGTON VA MACRO 100 FUND
 2011                           0.50%     to       2.50%      0.06%     to       0.86%      (3.76)%    to       (1.82)%
 2010                           0.50%     to       2.50%      0.77%     to       0.87%      11.30%     to       13.55%
 2009                           1.25%     to       2.50%        --      to         --       18.86%     to       20.35%
 2008                           1.25%     to       2.50%      1.92%     to       6.73%     (35.54)%    to      (28.46)%
 2007                           1.35%     to       2.50%      0.39%     to       0.40%      (5.19)%    to       (4.10)%
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2011                           0.50%     to       2.50%      2.00%     to       2.59%       2.70%     to        4.77%
 2010                           0.50%     to       2.50%      1.25%     to       2.20%       2.30%     to        4.36%
 2009                           1.25%     to       2.50%        --      to         --        2.86%     to        4.15%
 2008                           1.25%     to       2.50%      8.15%     to      12.13%      (1.40)%    to       (0.37)%
 2007                           1.35%     to       2.50%      1.63%     to       2.84%       1.36%     to        2.54%
HUNTINGTON VA SITUS FUND
 2011                           0.50%     to       2.50%      0.01%     to       0.03%      (3.36)%    to       (1.41)%
 2010                           0.50%     to       2.50%      0.22%     to       0.43%      26.41%     to       28.96%
 2009                           1.25%     to       2.50%        --      to         --       29.67%     to       31.30%
 2008                           1.25%     to       2.50%      0.24%     to       0.86%     (42.68)%    to      (37.24)%
 2007                           1.35%     to       2.50%      0.39%     to       0.43%       8.63%     to        9.88%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2011                           0.50%     to       1.45%      0.28%     to       0.40%      (5.86)%    to       (4.97)%
 2010                           0.50%     to       0.50%      0.42%     to       0.42%      18.43%     to       18.43%
LORD ABBETT CAPITAL STRUCTURE
 FUND
 2011                           0.85%     to       2.70%      2.82%     to      23.73%      (2.47)%    to       (0.65)%
 2010                           0.85%     to       2.40%      2.92%     to       3.04%      12.05%     to       13.80%
 2009                           0.85%     to       2.15%      0.21%     to       3.57%      20.79%     to       22.36%
 2008                           0.85%     to       2.45%     11.02%     to      19.21%     (24.64)%    to      (23.83)%
LORD ABBETT BOND DEBENTURE
 FUND
 2011                           0.50%     to       2.70%      5.35%     to      15.35%       1.60%     to        3.86%
 2010                           0.50%     to       2.70%      6.12%     to       6.41%       9.32%     to       11.75%
 2009                           0.50%     to       2.70%      5.84%     to      16.26%       8.73%     to       30.74%
 2008                           0.85%     to       2.45%     16.56%     to      18.22%     (19.56)%    to      (18.69)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 FUND
 2011                                 308,881       $8.342514      to      $11.441826          $2,666,369
 2010                                 321,742        9.102976      to       12.243627           3,003,789
 2009                                 331,753        7.945292      to        8.121819           2,678,133
 2008                                 255,356        6.848122      to        6.916778           1,761,482
MFS(R) CORE EQUITY SERIES
 2011                                 723,625       10.109013      to       14.684518           5,906,990
 2010                                 855,202       10.326139      to       15.242048           7,183,207
 2009                                 987,770        9.044579      to       13.359088           7,202,235
 2008                               1,124,917        4.353958      to        6.894720           6,297,672
 2007                               1,328,423        7.337532      to       11.440100          12,508,296
MFS(R) GROWTH SERIES
 2011                               2,374,218       13.971102      to       14.714807          19,076,490
 2010                               2,568,451       14.119829      to       15.174649          20,809,080
 2009                               2,539,500        5.254606      to        8.914161          18,226,877
 2008                               2,289,881        3.915227      to        6.530042          12,172,236
 2007                               2,657,443        6.418030      to       10.523433          22,836,050
MFS(R) GLOBAL EQUITY SERIES
 2011                                 464,088       13.828035      to       16.295758           6,426,296
 2010                                 512,921       13.017715      to       17.177739           7,529,613
 2009                                 527,102       11.878862      to       15.418702           7,043,962
 2008                                 750,132        9.228134      to       11.782035           7,711,753
 2007                                 672,282       14.287162      to       17.942006          10,709,258
MFS(R) HIGH INCOME SERIES
 2011                               4,821,654       16.253396      to       17.061870          70,952,605
 2010                               5,802,150       15.745804      to       16.846127          83,392,896
 2009                               6,290,333       13.841030      to       15.100408          80,170,617
 2008                               5,705,661        8.508150      to        9.590820          50,853,200
 2007                               6,375,859       12.205674      to       13.526642          80,879,614
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2011                               1,469,276        6.300724      to        9.445792          11,299,773
 2010                               1,730,789        6.426421      to        9.495479          13,639,006
 2009                               2,124,311        5.861113      to        8.535636          15,171,344
 2008                               2,425,182        4.308344      to        6.184005          12,665,089
 2007                               2,876,551        7.001540      to        9.904658          24,201,264
MFS(R) INVESTORS TRUST SERIES
 2011                              11,543,812       10.955973      to       12.975161         106,104,005
 2010                              13,636,705       11.295940      to       13.634631         130,100,977
 2009                              15,504,702       10.254324      to       12.621503         135,280,667
 2008                              16,657,966        6.595768      to        8.149753         116,454,107
 2007                              17,013,885       10.111297      to       12.109375         180,576,437
MFS(R) MID CAP GROWTH SERIES
 2011                               3,997,375        5.446116      to       16.214434          20,537,953
 2010                               5,221,123        5.843870      to       17.751327          29,071,223
 2009                               5,591,683        4.545716      to       14.065549          24,402,994
 2008                               5,647,080        3.136146      to        3.233557          17,681,671
 2007                               6,101,240        6.642002      to        6.732442          40,102,087

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME
 FUND
 2011                           0.50%     to       2.45%      0.73%     to       0.77%      (8.35)%    to       (6.55)%
 2010                           0.50%     to       2.45%      0.58%     to       0.60%      14.57%     to       16.83%
 2009                           1.25%     to       2.45%      1.00%     to       1.05%      16.02%     to       17.42%
 2008                           1.25%     to       2.45%      6.01%     to       7.42%     (34.86)%    to      (34.34)%
MFS(R) CORE EQUITY SERIES
 2011                           1.10%     to       2.70%      0.87%     to       0.98%      (3.66)%    to       (2.10)%
 2010                           1.10%     to       2.70%      0.73%     to       1.07%      14.10%     to       15.93%
 2009                           0.95%     to       2.70%      1.67%     to       1.67%      28.91%     to       31.18%
 2008                           0.95%     to       2.50%      0.78%     to       0.78%     (40.66)%    to      (39.73)%
 2007                           0.95%     to       2.50%      0.34%     to       0.34%       8.41%     to       10.10%
MFS(R) GROWTH SERIES
 2011                           0.50%     to       2.75%      0.02%     to       0.19%      (3.03)%    to       (1.05)%
 2010                           0.50%     to       2.75%        --      to         --       12.21%     to       14.45%
 2009                           0.85%     to       2.55%      0.17%     to       0.30%      34.21%     to       36.51%
 2008                           0.85%     to       2.55%      0.23%     to       0.23%     (39.00)%    to      (37.95)%
 2007                           0.85%     to       2.55%        --      to         --       18.12%     to       20.15%
MFS(R) GLOBAL EQUITY SERIES
 2011                           0.85%     to       2.75%      0.74%     to       0.83%      (6.92)%    to       (5.13)%
 2010                           0.85%     to       2.50%      0.98%     to       1.01%       9.59%     to       11.41%
 2009                           0.85%     to       2.50%      2.19%     to       2.24%      28.72%     to       30.87%
 2008                           0.85%     to       2.50%      1.17%     to       1.18%     (35.41)%    to      (34.33)%
 2007                           0.85%     to       2.50%      2.02%     to       2.02%       6.50%     to        8.27%
MFS(R) HIGH INCOME SERIES
 2011                           0.85%     to       2.75%      5.70%     to      15.88%       1.28%     to        3.22%
 2010                           0.85%     to       2.75%      8.38%     to       8.38%      11.62%     to       13.76%
 2009                           0.85%     to       2.70%      3.20%     to       3.20%      41.22%     to       43.85%
 2008                           0.85%     to       2.55%      5.23%     to       7.65%     (30.29)%    to      (29.10)%
 2007                           0.85%     to       2.55%      6.58%     to       7.12%      (0.79)%    to        0.91%
MFS(R) INVESTORS GROWTH STOCK
 SERIES
 2011                           1.10%     to       2.55%      0.55%     to       0.55%      (1.96)%    to       (0.52)%
 2010                           1.10%     to       2.55%      0.44%     to       0.44%       9.65%     to       11.25%
 2009                           1.10%     to       2.55%      0.72%     to       0.72%      36.04%     to       38.03%
 2008                           1.10%     to       2.55%      0.58%     to       0.58%     (38.47)%    to      (37.57)%
 2007                           1.10%     to       2.55%      0.32%     to       0.32%       8.56%     to       10.14%
MFS(R) INVESTORS TRUST SERIES
 2011                           0.85%     to       2.75%      0.92%     to       0.93%      (4.84)%    to       (3.01)%
 2010                           0.85%     to       2.75%      1.18%     to       1.18%       8.09%     to       10.16%
 2009                           0.85%     to       2.70%      1.66%     to       1.66%      23.52%     to       25.82%
 2008                           0.85%     to       2.55%      0.65%     to       0.65%     (34.77)%    to      (33.65)%
 2007                           1.35%     to       2.55%      0.41%     to       0.75%       7.53%     to        8.83%
MFS(R) MID CAP GROWTH SERIES
 2011                           0.85%     to       2.75%        --      to         --       (8.56)%    to       (6.81)%
 2010                           0.85%     to       2.70%        --      to         --       26.20%     to       28.56%
 2009                           0.85%     to       2.70%      0.33%     to       0.33%      38.00%     to       40.58%
 2008                           0.85%     to       2.55%        --      to         --      (52.78)%    to      (51.97)%
 2007                           0.85%     to       2.55%      0.13%     to       0.13%       7.06%     to        8.89%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES
 2011                               5,163,096      $18.295413      to      $20.226875         $67,973,864
 2010                               6,088,733       20.562993      to       23.170563          90,447,643
 2009                               7,298,241        8.222464      to       15.211050          80,594,539
 2008                               8,467,810        5.168903      to        9.400994          58,720,258
 2007                               9,044,039        8.740299      to       15.627695         105,047,554
MFS(R) TOTAL RETURN SERIES
 2011                              25,440,365       12.438064      to       12.516844         345,863,316
 2010                              29,017,282       12.305451      to       12.641987         395,780,837
 2009                              31,980,750       11.827007      to       14.627193         404,732,803
 2008                              34,789,260       10.592590      to       12.498652         380,930,633
 2007                              38,032,799       13.955001      to       16.188154         544,779,481
MFS (R) VALUE SERIES
 2011                               6,402,956       12.897618      to       13.039429          86,277,227
 2010                               6,837,270       13.023053      to       13.443928          95,533,071
 2009                               6,768,813       12.374329      to       15.328597          88,146,324
 2008                               5,867,518       11.556828      to       12.597874          66,474,407
 2007                               4,220,332       17.585857      to       18.846102          76,803,523
MFS(R) RESEARCH BOND SERIES
 2011                               6,808,775       12.178636      to       12.616431          85,737,316
 2010                               6,592,406       11.495054      to       12.148560          79,300,456
 2009                               5,542,044       11.593479      to       11.982110          63,395,804
 2008                               4,210,154        9.750337      to       10.403409          42,252,422
 2007                               2,743,044       10.244550      to       10.656122          28,724,315
MFS(R) RESEARCH INTERNATIONAL
 SERIES
 2011                               1,783,295       12.051524      to       12.819692          20,296,461
 2010                               1,874,782       13.637966      to       14.786061          24,340,466
 2009                               2,055,159       12.412738      to       13.723028          24,492,666
 2008                               2,273,342        8.987191      to        9.566686          21,061,688
 2007                               1,239,296       16.005105      to       16.749135          20,257,100
MFS(R) RESEARCH SERIES
 2011                                 419,371       10.895528      to       12.197402           4,790,149
 2010                                 466,426       11.222139      to       12.357294           5,453,876
 2009                                 505,154        9.927811      to       10.753312           5,185,311
 2008                                 277,825        7.797435      to        8.307570           2,224,424
 2007                                 294,020       12.509501      to       13.109180           3,750,884
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2011                                   1,934        9.493620      to        9.506683              18,375
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2011                                   1,485       12.660099      to       12.660099              18,803
 2010                                   1,975       14.750428      to       15.280107              29,387
 2009                                   1,978       13.242298      to       13.663124              26,402
 2008                                   3,119       10.185255      to       10.466966              31,960
 2007                                  16,953       19.227626      to       19.680286             326,404

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES
 2011                           0.85%     to       2.75%        --      to         --      (12.70)%    to      (11.03)%
 2010                           0.85%     to       2.75%        --      to         --       32.64%     to       35.19%
 2009                           0.85%     to       2.55%        --      to         --       59.08%     to       61.80%
 2008                           0.85%     to       2.55%        --      to         --      (40.86)%    to      (39.84)%
 2007                           0.85%     to       2.55%        --      to         --       (0.07)%    to        1.65%
MFS(R) TOTAL RETURN SERIES
 2011                           0.50%     to       2.75%      3.56%     to       3.62%      (0.99)%    to        1.08%
 2010                           0.50%     to       2.75%        --      to         --        6.95%     to        9.09%
 2009                           0.85%     to       2.70%      3.75%     to       3.75%      14.89%     to       17.03%
 2008                           0.85%     to       2.55%      2.72%     to       3.11%     (24.10)%    to      (22.79)%
 2007                           0.85%     to       2.55%      2.17%     to       2.51%       1.59%     to        3.33%
MFS (R) VALUE SERIES
 2011                           0.50%     to       2.75%      1.42%     to       1.99%      (3.01)%    to       (0.96)%
 2010                           0.50%     to       2.75%        --      to         --        8.51%     to       10.66%
 2009                           0.85%     to       2.70%      0.76%     to       1.03%      19.19%     to       21.68%
 2008                           0.85%     to       2.55%      1.25%     to       1.77%     (34.28)%    to      (33.15)%
 2007                           0.85%     to       2.55%      0.77%     to       0.84%       5.19%     to        7.00%
MFS(R) RESEARCH BOND SERIES
 2011                           0.50%     to       2.75%      2.92%     to       4.19%       3.85%     to        5.95%
 2010                           0.50%     to       2.75%        --      to         --        4.55%     to        6.67%
 2009                           0.85%     to       2.70%      2.04%     to       2.04%      12.83%     to       15.18%
 2008                           0.85%     to       2.55%      2.51%     to       2.51%      (4.82)%    to       (3.19)%
 2007                           1.15%     to       2.55%      2.44%     to       3.55%       1.58%     to        3.02%
MFS(R) RESEARCH INTERNATIONAL
 SERIES
 2011                           0.85%     to       2.75%      1.99%     to       2.12%     (13.30)%    to      (11.63)%
 2010                           0.85%     to       2.75%      1.55%     to       1.55%       7.81%     to        9.87%
 2009                           0.85%     to       2.70%      1.84%     to       1.84%      27.37%     to       29.75%
 2008                           0.85%     to       2.55%      0.56%     to       0.83%     (43.85)%    to      (42.88)%
 2007                           0.85%     to       2.55%        --      to         --        9.98%     to       11.87%
MFS(R) RESEARCH SERIES
 2011                           0.85%     to       2.50%      0.88%     to       1.02%      (2.91)%    to       (1.29)%
 2010                           0.85%     to       2.50%      0.91%     to       1.00%      13.04%     to       14.92%
 2009                           0.85%     to       2.50%      1.47%     to       1.50%      27.32%     to       29.44%
 2008                           0.85%     to       2.50%      0.52%     to       0.63%     (37.67)%    to      (36.63)%
 2007                           0.85%     to       2.50%      0.22%     to       0.66%      10.41%     to       12.25%
BLACKROCK GLOBAL ALLOCATION
 V.I. FUND
 2011                           0.50%     to       0.65%      3.80%     to       4.01%      (5.06)%    to       (4.93)%
BLACKROCK GLOBAL
 OPPORTUNITIES V.I. FUND
 2011                           2.05%     to       2.05%      1.14%     to       1.14%     (14.17)%    to      (14.17)%
 2010                           1.65%     to       2.05%      3.11%     to       3.12%       8.97%     to        9.41%
 2009                           1.65%     to       2.05%      0.16%     to       0.16%      30.01%     to       30.54%
 2008                           1.65%     to       2.05%      0.05%     to       0.34%     (47.03)%    to      (46.82)%
 2007                           1.65%     to       2.05%      1.03%     to       1.09%      34.11%     to       34.65%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2011                                  41,592       $8.659900      to      $10.280734            $418,322
 2010                                  45,021       10.252747      to       10.708596             450,737
 2009                                  56,164        9.025173      to        9.379470             481,784
 2008                                  67,903        6.265303      to        7.308137             475,749
 2007                                  71,371       12.591905      to       12.955864             864,958
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2011                                  11,186       10.219931      to       10.328117             115,017
UIF MID CAP GROWTH PORTFOLIO
 2011                                 245,325       11.052068      to       18.314240           2,662,967
 2010                                 228,605       12.007960      to       20.269856           2,711,084
 2009                                 211,783        9.155877      to       15.743768           1,923,240
 2008                                 136,133        5.790212      to        5.867795             794,251
INVESCO VAN KAMPEN V.I. MID
 CAP VALUE FUND
 2011                                  71,387        9.964752      to       10.594517             743,637
 2010                                  89,684       10.128192      to       10.597346             939,652
 2009                                  86,325        8.495059      to        8.747530             751,663
 2008                                  59,488        6.255779      to        6.339560             377,827
 2007                                   3,158       12.062939      to       13.831448              41,501
MORGAN STANLEY MULTI CAP
 GROWTH PORTFOLIO+
 2011                                  33,004        4.710467      to        5.157715             162,285
 2010                                  40,704        5.246144      to        5.678500             221,757
 2009                                  44,840        4.244987      to        4.542372             196,847
 2008                                  49,548        2.571081      to        2.719763             131,135
 2007                                  36,495        5.185166      to        5.422083             193,192
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2011                                  13,573       10.267063      to       11.070503             144,190
 2010                                   1,983       11.168445      to       12.088848              23,302
 2009                                   1,666        8.644265      to        9.249819              15,201
 2008                                   1,674        5.538087      to        5.858325               9,698
 2007                                   1,051       11.365645      to       11.462786              12,027
MORGAN STANLEY --FLEXIBLE
 INCOME PORTFOLIO
 2011                                   6,528       11.700689      to       11.755661              76,556
 2010                                   3,829       11.421484      to       11.469401              43,883
 2009                                   3,863       10.673124      to       10.712557              41,357
 2008                                   3,868        9.088189      to        9.117210              35,243
 2007                                   7,973       11.835112      to       11.866969              94,600
MTB MANAGED ALLOCATION FUND
 -- MODERATE GROWTH II
 2011                                   1,667        9.439947      to        9.439947              15,739
 2010                                   1,667       10.115741      to       10.115741              16,865
 2009                                   1,667        9.264280      to        9.264280              15,445
 2008                                   1,506        7.468262      to        7.468262              11,250
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2011                                  12,142        8.869117      to        8.963072             108,335

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP GROWTH
 V.I. FUND
 2011                           1.75%     to       2.15%      0.87%     to       0.87%       0.27%     to        0.68%
 2010                           1.65%     to       2.15%      1.11%     to       1.13%      13.03%     to       13.60%
 2009                           1.65%     to       2.15%      0.01%     to       0.01%      23.50%     to       24.11%
 2008                           1.40%     to       2.15%      0.65%     to       3.29%     (41.96)%    to      (41.52)%
 2007                           1.65%     to       2.15%      0.29%     to       2.49%       6.08%     to        6.61%
BLACKROCK EQUITY DIVIDEND
 V.I. FUND
 2011                           0.30%     to       1.45%      0.49%     to       1.67%       2.20%     to        3.28%
UIF MID CAP GROWTH PORTFOLIO
 2011                           0.85%     to       2.70%      0.23%     to       0.23%      (9.65)%    to       (7.96)%
 2010                           0.85%     to       2.70%        --      to         --       28.75%     to       31.15%
 2009                           0.85%     to       2.70%        --      to         --       53.18%     to       56.04%
 2008                           0.85%     to       2.45%      0.33%     to       0.60%     (45.89)%    to      (45.31)%
INVESCO VAN KAMPEN V.I. MID
 CAP VALUE FUND
 2011                           0.85%     to       2.45%      0.28%     to       0.61%      (1.61)%    to       (0.03)%
 2010                           0.85%     to       2.45%      0.87%     to       0.88%      19.23%     to       21.15%
 2009                           0.85%     to       2.45%      1.11%     to       1.14%      35.80%     to       37.98%
 2008                           0.85%     to       2.45%      0.25%     to       0.25%     (40.20)%    to      (39.56)%
 2007                           1.35%     to       2.20%      0.58%     to       1.00%       5.40%     to        6.30%
MORGAN STANLEY MULTI CAP
 GROWTH PORTFOLIO+
 2011                           1.35%     to       2.50%        --      to         --      (10.21)%    to       (9.17)%
 2010                           1.35%     to       2.50%        --      to         --       23.58%     to       25.01%
 2009                           1.35%     to       2.50%        --      to         --       65.11%     to       67.01%
 2008                           1.35%     to       2.50%        --      to         --      (50.42)%    to      (49.84)%
 2007                           1.35%     to       2.50%        --      to         --       16.14%     to       17.49%
MORGAN STANLEY -- MID CAP
 GROWTH PORTFOLIO
 2011                           1.35%     to       2.20%      0.14%     to       0.16%      (9.20)%    to       (8.42)%
 2010                           1.35%     to       2.50%        --      to         --       29.20%     to       30.69%
 2009                           1.35%     to       2.50%        --      to         --       56.09%     to       57.89%
 2008                           1.35%     to       2.50%      0.46%     to       0.53%     (49.48)%    to      (48.89)%
 2007                           1.35%     to       1.65%      0.14%     to       0.17%      20.64%     to       21.00%
MORGAN STANLEY --FLEXIBLE
 INCOME PORTFOLIO
 2011                           1.65%     to       1.70%      5.02%     to       6.26%       2.44%     to        2.50%
 2010                           1.65%     to       1.70%      5.97%     to       6.00%       7.01%     to        7.07%
 2009                           1.65%     to       1.70%      7.04%     to       7.12%      17.44%     to       17.50%
 2008                           1.65%     to       1.70%      2.11%     to       2.53%     (23.21)%    to      (23.17)%
 2007                           1.65%     to       1.70%      6.13%     to       6.37%       1.89%     to        1.95%
MTB MANAGED ALLOCATION FUND
 -- MODERATE GROWTH II
 2011                           1.25%     to       1.25%      1.73%     to       1.73%      (6.68)%    to       (6.68)%
 2010                           1.25%     to       1.25%      0.74%     to       0.74%       9.18%     to        9.18%
 2009                           1.25%     to       1.25%        --      to         --       24.05%     to       24.05%
 2008                           1.25%     to       1.25%      4.57%     to       4.57%     (28.00)%    to      (28.00)%
BLACKROCK CAPITAL
 APPRECIATION V.I. FUND
 2011                           0.30%     to       1.45%      0.26%     to       0.82%     (11.31)%    to      (10.37)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO INTERNATIONAL
 OPPORTUNITIES FUND+
 2011                               6,617,853       $1.338641      to      $13.181602          $9,146,485
 2010                               8,705,757        1.624525      to       16.190644          14,070,397
 2009                              10,858,761        1.361070      to        1.452890          15,386,774
 2008                              13,963,157        1.012127      to        1.071276          14,549,099
 2007                              18,418,788        2.019711      to        2.115341          38,038,970
COLUMBIA VARIABLE PORTFOLIO
 -- HIGH INCOME FUND+
 2011                               5,639,212        1.903982      to       16.339068          10,989,710
 2010                               6,828,198        1.817245      to       15.759251          12,341,363
 2009                               8,290,544        1.651008      to       14.484465          13,440,768
 2008                              10,845,111        1.100653      to        1.164936          12,317,476
 2007                              15,431,465        1.501025      to        1.575227          23,788,473
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO FOCUSED EQUITIES
 FUND+
 2011                               7,287,366        1.142364      to       13.941301           8,462,648
 2010                               9,575,924        1.193073      to       14.736564          11,249,183
 2009                              11,489,193        1.022174      to       12.772817          11,487,598
 2008                              14,430,400        0.763373      to        0.808002          11,387,513
 2007                              20,638,790        1.334152      to        1.400168          28,305,340
COLUMBIA VARIABLE PORTFOLIO
 -- ASSET ALLOCATION FUND+
 2011                               4,008,963        1.019491      to        1.102523           4,299,557
 2010                               3,829,738        1.054243      to        1.131020           4,207,927
 2009                               4,515,328        0.952958      to        1.014216           4,470,805
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO GROWTH FUND+
 2011                               6,334,997        1.133734      to       13.964689           7,494,012
 2010                               8,292,114        1.184433      to       14.743215           9,759,600
 2009                              10,752,733        0.931266      to        0.991159          10,373,899
 2008                              13,985,416        0.753832      to        0.795926          10,829,714
 2007                              19,084,893        1.276468      to        1.336980          24,925,599
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO 21ST CENTURY
 FUND+
 2011                               1,543,365        1.408027      to       12.532397           2,187,763
 2010                               2,082,800        1.510522      to        1.626198           3,298,915
 2009                               2,568,897        1.319720      to        1.408758           3,525,414
 2008                               3,447,657        1.065417      to        1.127674           3,793,449
 2007                               4,647,133        1.940597      to        2.032516           9,239,952
COLUMBIA VARIABLE PORTFOLIO
 -- MID CAP GROWTH FUND+
 2011                              10,071,191        0.992277      to       16.791689          10,570,666
 2010                              13,666,437        1.063187      to       18.181663          14,564,931
 2009                              18,395,926        0.831367      to       14.382918          14,934,968
 2008                              23,779,876        0.555411      to        0.587876          13,599,147
 2007                              30,768,410        1.022650      to        1.073257          32,243,994
COLUMBIA VARIABLE PORTFOLIO
 -- DIVERSIFIED EQUITY INCOME
 FUND+
 2011                               1,191,510        8.559404      to        8.622664          10,246,502
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2011                                  48,184        8.630210      to        9.036227             432,758
 2010                                  58,598        8.967505      to        9.277378             540,945
 2009                                  64,396        8.420109      to        8.607140             551,924
 2008                                  20,118        5.985860      to        6.045910             121,151

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO INTERNATIONAL
 OPPORTUNITIES FUND+
 2011                           1.70%     to       2.80%      0.81%     to       0.84%     (18.50)%    to      (17.60)%
 2010                           1.70%     to       2.75%      0.68%     to       0.70%      10.65%     to       11.81%
 2009                           1.70%     to       2.55%      1.87%     to       1.90%      34.48%     to       35.62%
 2008                           1.70%     to       2.55%      1.25%     to       1.76%     (49.79)%    to      (49.36)%
 2007                           1.70%     to       2.50%      0.11%     to       0.11%      16.72%     to       17.66%
COLUMBIA VARIABLE PORTFOLIO
 -- HIGH INCOME FUND+
 2011                           1.70%     to       2.75%      5.57%     to       7.21%       3.68%     to        4.77%
 2010                           1.70%     to       2.75%      7.54%     to       7.86%       8.92%     to       10.07%
 2009                           1.70%     to       2.65%     10.36%     to      10.36%      40.39%     to       41.73%
 2008                           1.70%     to       2.55%     10.06%     to      10.51%     (26.67)%    to      (26.05)%
 2007                           1.70%     to       2.55%      4.99%     to       4.99%      (0.72)%    to        0.13%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO FOCUSED EQUITIES
 FUND+
 2011                           1.70%     to       2.80%      0.44%     to       0.45%      (5.30)%    to       (4.25)%
 2010                           1.70%     to       2.75%      0.44%     to       0.44%      15.50%     to       16.72%
 2009                           1.70%     to       2.65%      0.65%     to       0.65%      25.31%     to       26.51%
 2008                           1.70%     to       2.55%      0.10%     to       0.10%     (42.78)%    to      (42.29)%
 2007                           1.70%     to       2.55%      0.12%     to       0.12%      10.72%     to       11.66%
COLUMBIA VARIABLE PORTFOLIO
 -- ASSET ALLOCATION FUND+
 2011                           1.70%     to       2.50%      2.23%     to       2.61%      (3.30)%    to       (2.52)%
 2010                           1.70%     to       2.50%      2.46%     to       2.66%      10.63%     to       11.52%
 2009                           1.70%     to       2.50%      4.00%     to       4.10%      20.94%     to       21.91%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO GROWTH FUND+
 2011                           1.70%     to       2.75%      0.29%     to       0.55%      (5.28)%    to       (4.28)%
 2010                           1.70%     to       2.75%      0.12%     to       0.12%      18.25%     to       19.50%
 2009                           1.70%     to       2.50%      0.75%     to       0.75%      23.54%     to       24.53%
 2008                           1.70%     to       2.50%      0.32%     to       0.33%     (40.94)%    to      (40.47)%
 2007                           1.70%     to       2.50%      0.08%     to       0.08%      14.58%     to       15.50%
COLUMBIA VARIABLE PORTFOLIO
 -- MARSICO 21ST CENTURY
 FUND+
 2011                           1.70%     to       2.75%      0.00%     to       0.00%     (14.32)%    to      (13.42)%
 2010                           1.70%     to       2.55%      0.00%     to       0.00%      14.46%     to       15.44%
 2009                           1.70%     to       2.55%      0.11%     to       0.12%      23.87%     to       24.93%
 2008                           1.70%     to       2.55%      0.00%     to       0.00%     (44.99)%    to      (44.52)%
 2007                           1.70%     to       2.50%      0.50%     to       0.53%      16.34%     to       17.28%
COLUMBIA VARIABLE PORTFOLIO
 -- MID CAP GROWTH FUND+
 2011                           1.70%     to       2.75%      0.00%     to       0.00%      (7.64)%    to       (6.67)%
 2010                           1.70%     to       2.75%      0.07%     to       0.07%      26.55%     to       27.88%
 2009                           1.70%     to       2.65%      0.00%     to       0.00%      40.08%     to       41.42%
 2008                           1.70%     to       2.55%      0.00%     to       0.00%     (45.69)%    to      (45.23)%
 2007                           1.70%     to       2.55%      0.11%     to       0.11%      16.86%     to       17.86%
COLUMBIA VARIABLE PORTFOLIO
 -- DIVERSIFIED EQUITY INCOME
 FUND+
 2011                           1.70%     to       2.80%      0.00%     to       0.00%     (14.41)%    to      (13.77)%
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2011                           1.25%     to       2.45%      0.11%     to       0.11%      (3.76)%    to       (2.60)%
 2010                           1.25%     to       2.45%      0.00%     to       0.00%       6.50%     to        7.79%
 2009                           1.25%     to       2.45%      0.01%     to       0.01%      40.67%     to       42.36%
 2008                           1.25%     to       2.45%      0.00%     to       0.00%     (44.88)%    to      (44.44)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                          UNIT
                                                                       FAIR VALUE
SUB-ACCOUNT                                  UNITS                LOWEST TO HIGHEST #                NET ASSETS
---------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 2011                                         724,077       $9.442914      to      $14.478898          $6,664,682
 2010                                         783,025       10.411249      to       16.261862           7,996,757
 2009                                         820,080        9.075111      to       14.439532           7,342,105
 2008                                         555,493        6.480915      to        6.567771           3,625,000
OPPENHEIMER MAIN STREET FUND(R) /VA
 2011                                         106,383        9.616108      to       14.306888           1,021,065
 2010                                         118,111        9.767795      to       14.700706           1,153,987
 2009                                         107,960        8.539296      to       13.000404             922,344
 2008                                          59,943        6.705097      to        6.755457             403,550
OPPENHEIMER MAIN STREET SMALL- &
 MID-CAP FUND/ VA+
 2011                                         562,694       10.881609      to       16.368904           5,999,393
 2010                                         610,439       11.242391      to       17.227479           6,773,021
 2009                                         641,212        9.213986      to       14.382713           5,861,068
 2008                                         359,086        6.698951      to        6.788641           2,422,359
OPPENHEIMER VALUE FUND/ VA
 2011                                          21,369        8.573920      to        8.977327             190,149
 2010                                          19,823        9.199060      to        9.516918             187,255
 2009                                          15,324        8.211525      to        8.393926             127,745
 2008                                           9,437        6.282392      to        6.345401              59,582
PUTNAM VT DIVERSIFIED INCOME FUND
 2011                                       1,704,081       11.797815      to       16.309098          20,344,537
 2010                                       1,770,887       12.287807      to       17.303702          21,958,810
 2009                                       1,716,065       10.999008      to       15.777861          18,736,189
 2008                                         925,485        7.045284      to        7.140272           6,570,180
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 2011                                          64,051        9.843114      to       10.306896             702,368
 2010                                          55,503       10.129787      to       10.480475             627,010
 2009                                          34,566        9.051288      to        9.253044             316,761
 2008                                          14,863        6.860423      to        6.929740             102,589
PUTNAM VT INTERNATIONAL VALUE FUND
 2011                                          34,887        6.610214      to       11.688567             227,998
 2010                                          10,499        7.567555      to        7.763364              80,957
 2009                                          10,071        7.217723      to        7.338204              73,361
 2008                                           6,938        5.844073      to        5.888359              40,729
PUTNAM VT INTERNATIONAL EQUITY FUND
 2011                                          45,155        6.360315      to        6.673092             295,074
 2010                                          37,709        7.851160      to        8.134685             301,731
 2009                                          38,166        7.316213      to        7.486362             282,525
 2008                                          11,979        6.018823      to        6.082250              72,546
PUTNAM VT INVESTORS FUND
 2011                                          28,450       13.755669      to       13.755669             391,347
PUTNAM VT SMALL CAP VALUE FUND
 2011                                         150,277       10.034835      to       15.726231           2,223,226
 2010                                          27,671       10.665254      to       16.907758             310,558
 2009                                          21,205        8.431222      to        8.571990             179,698
 2008                                          11,497        6.560349      to        6.598994              75,622

                                                                            INVESTMENT
                                               EXPENSE                        INCOME
                                           RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                                    HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-------------------------------------  ------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 2011                                   0.85%     to       2.70%      0.86%     to       1.05%     (10.96)%    to       (9.30)%
 2010                                   0.85%     to       2.70%      1.08%     to       1.20%      12.62%     to       14.72%
 2009                                   0.85%     to       2.70%      1.89%     to       1.89%      35.65%     to       38.18%
 2008                                   0.85%     to       2.45%      0.00%     to       0.00%     (38.70)%    to      (38.04)%
OPPENHEIMER MAIN STREET FUND(R) /VA
 2011                                   1.25%     to       2.40%      0.57%     to       0.58%      (2.68)%    to       (1.55)%
 2010                                   1.25%     to       2.40%      0.72%     to       0.86%      13.08%     to       14.39%
 2009                                   1.25%     to       2.40%      1.21%     to       1.21%      24.96%     to       26.41%
 2008                                   1.25%     to       2.15%      0.00%     to       0.00%     (36.40)%    to      (36.02)%
OPPENHEIMER MAIN STREET SMALL- &
 MID-CAP FUND/ VA+
 2011                                   0.85%     to       2.70%      0.38%     to       0.40%      (4.98)%    to       (3.21)%
 2010                                   0.85%     to       2.70%      0.26%     to       0.42%      19.78%     to       22.01%
 2009                                   0.85%     to       2.70%      0.45%     to       0.45%      33.24%     to       35.73%
 2008                                   0.85%     to       2.45%      0.00%     to       0.00%     (36.23)%    to      (35.55)%
OPPENHEIMER VALUE FUND/ VA
 2011                                   1.25%     to       2.45%      0.88%     to       0.91%      (6.80)%    to       (5.67)%
 2010                                   1.25%     to       2.45%      0.84%     to       0.89%      12.03%     to       13.38%
 2009                                   1.25%     to       2.45%      0.34%     to       1.04%      29.37%     to       30.93%
 2008                                   1.25%     to       2.45%        --      to         --      (41.61)%    to      (41.14)%
PUTNAM VT DIVERSIFIED INCOME FUND
 2011                                   0.85%     to       2.70%      9.09%     to       9.70%      (5.75)%    to       (3.99)%
 2010                                   0.85%     to       2.70%     15.21%     to      15.63%       9.67%     to       11.72%
 2009                                   0.85%     to       2.70%      2.13%     to       3.89%      51.22%     to       54.04%
 2008                                   0.85%     to       2.45%        --      to         --      (31.10)%    to      (30.36)%
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 2011                                   1.25%     to       2.45%      3.67%     to       4.35%      (2.83)%    to       (1.66)%
 2010                                   1.25%     to       2.45%      5.42%     to       5.50%      11.92%     to       13.27%
 2009                                   1.25%     to       2.45%      5.82%     to       5.93%      31.94%     to       33.53%
 2008                                   1.25%     to       2.45%        --      to         --      (33.27)%    to      (32.74)%
PUTNAM VT INTERNATIONAL VALUE FUND
 2011                                   1.25%     to       2.30%      1.16%     to       2.55%     (15.75)%    to      (14.85)%
 2010                                   1.25%     to       2.15%      2.15%     to       7.70%       4.85%     to        5.79%
 2009                                   1.25%     to       2.15%        --      to         --       23.51%     to       24.62%
 2008                                   1.25%     to       2.15%        --      to         --      (44.71)%    to      (44.38)%
PUTNAM VT INTERNATIONAL EQUITY FUND
 2011                                   1.25%     to       2.50%      3.01%     to       3.26%     (18.99)%    to      (17.97)%
 2010                                   1.25%     to       2.50%      2.15%     to       3.50%       7.31%     to        8.66%
 2009                                   1.25%     to       2.50%        --      to         --       21.56%     to       23.09%
 2008                                   1.25%     to       2.50%        --      to         --      (42.60)%    to      (42.12)%
PUTNAM VT INVESTORS FUND
 2011                                   0.65%     to       0.65%        --      to         --       (0.61)%    to       (0.61)%
PUTNAM VT SMALL CAP VALUE FUND
 2011                                   1.25%     to       2.40%      0.04%     to       0.55%      (6.99)%    to       (5.91)%
 2010                                   1.25%     to       2.40%      0.28%     to       0.28%      23.00%     to       24.42%
 2009                                   1.25%     to       2.15%      1.14%     to       1.76%      28.73%     to       29.90%
 2008                                   1.25%     to       1.95%        --      to         --      (36.36)%    to      (36.06)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 2011                                  55,647       $9.580455      to      $12.590426            $690,523
 2010                                     729       15.402708      to       15.402708              11,236
JPMORGAN INSURANCE TRUST CORE
 BOND PORTFOLIO -- 1
 2011                               6,560,815       12.069936      to       12.172408          87,932,368
 2010                               7,135,061       11.373639      to       11.602833          90,515,342
 2009                               7,636,323       10.542935      to       10.879732          90,092,930
 2008                               5,156,610        9.736334      to       10.505735          56,439,054
 2007                               5,137,377       10.595114      to       10.917888          56,632,634
JPMORGAN INSURANCE TRUST U.S.
 EQUITY PORTFOLIO --1
 2011                                 679,912       12.336241      to       14.231411           8,437,083
 2010                                 755,738       12.741866      to       14.854531           9,668,261
 2009                                 791,608       11.371303      to       13.396659           9,070,657
 2008                                 860,583        8.300173      to        8.621776           7,484,287
 2007                                 866,016       13.007139      to       13.403310          11,746,003
JPMORGAN INSURANCE TRUST
 INTREPID MID CAP PORTFOLIO
 -- 1
 2011                                 666,974       10.169123      to       15.814407           9,039,740
 2010                                 725,896       10.456407      to       16.449289          10,115,535
 2009                                 799,238        8.858494      to       14.096719           9,463,584
 2008                                 850,964        6.611804      to        8.469233           7,534,356
 2007                                 720,740       14.143199      to       14.573924          10,572,932
JPMORGAN INSURANCE TRUST
 EQUITY INDEX PORTFOLIO --1
 2011                               3,129,081       11.449213      to       13.941314          35,349,975
 2010                               3,531,055       11.410038      to       14.040281          39,745,472
 2009                               3,962,721        8.543247      to       12.570344          39,558,492
 2008                               3,976,359        6.841823      to        7.801356          31,843,554
 2007                               3,301,174       12.694071      to       13.080749          42,767,459
JPMORGAN INSURANCE TRUST
 INTREPID GROWTH PORTFOLIO --
 1
 2011                                 315,544       11.420794      to       15.210382           3,633,009
 2010                                 343,848       10.767758      to       11.365424           3,936,629
 2009                                 380,646        9.476105      to        9.922386           3,798,663
 2008                                 385,721        7.208078      to        7.487459           2,910,662
 2007                                 145,198       12.117122      to       12.486286           1,852,340
JPMORGAN INSURANCE TRUST MID
 CAP GROWTH PORTFOLIO -- 1
 2011                                 764,849       10.273998      to       16.246268           9,980,892
 2010                                 840,976       11.084997      to       17.731483          11,817,527
 2009                                 953,831        8.934347      to       14.456538          10,825,577
 2008                                 983,107        6.324547      to        7.876044           7,926,275
 2007                               1,022,858       14.315500      to       14.751510          14,929,094
JPMORGAN INSURANCE TRUST MID
 CAP VALUE PORTFOLIO -- 1
 2011                                 534,703       10.755075      to       16.016848           7,226,664
 2010                                 637,406       10.660006      to       16.058899           8,545,963
 2009                                 684,371        8.743408      to       13.323919           7,538,425
 2008                                 745,447        6.922182      to        8.337009           6,508,780
 2007                                 776,442       13.203462      to       13.605633          10,686,502
PUTNAM VT EQUITY INCOME FUND
 2011                                  31,532       13.527879      to       13.578750             426,630
PIMCO ALL ASSET PORTFOLIO
 2011                                  11,281       10.077613      to       10.091449             113,692

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 2011                           0.50%     to       1.00%        --      to         --      (18.26)%    to       (4.20)%
 2010                           0.50%     to       0.50%        --      to         --       20.20%     to       20.20%
JPMORGAN INSURANCE TRUST CORE
 BOND PORTFOLIO -- 1
 2011                           1.25%     to       2.40%      5.34%     to       5.68%       4.91%     to        6.12%
 2010                           1.25%     to       2.40%      3.63%     to       4.13%       6.65%     to        7.88%
 2009                           1.25%     to       2.40%      6.71%     to       6.71%       7.05%     to        8.28%
 2008                           1.25%     to       2.15%      5.70%     to       5.70%      (0.84)%    to       (0.47)%
 2007                           1.35%     to       2.15%      4.28%     to       4.39%       4.05%     to        4.88%
JPMORGAN INSURANCE TRUST U.S.
 EQUITY PORTFOLIO --1
 2011                           1.35%     to       2.40%      1.18%     to       1.19%      (4.19)%    to       (3.18)%
 2010                           1.35%     to       2.40%      0.86%     to       0.91%      10.88%     to       12.05%
 2009                           1.35%     to       2.40%      2.78%     to       2.78%      30.51%     to       31.89%
 2008                           1.35%     to       2.15%      1.12%     to       1.13%     (36.19)%    to      (35.67)%
 2007                           1.35%     to       2.15%      0.98%     to       0.99%       8.10%     to        8.97%
JPMORGAN INSURANCE TRUST
 INTREPID MID CAP PORTFOLIO
 -- 1
 2011                           1.25%     to       2.40%      0.79%     to       0.84%      (3.86)%    to       (2.75)%
 2010                           1.25%     to       2.40%      1.33%     to       1.56%      16.69%     to       18.04%
 2009                           1.25%     to       2.40%      1.67%     to       1.67%      32.45%     to       33.98%
 2008                           1.25%     to       2.15%      0.55%     to       0.55%     (40.12)%    to      (36.24)%
 2007                           1.35%     to       2.15%      0.51%     to       0.53%       0.68%     to        1.49%
JPMORGAN INSURANCE TRUST
 EQUITY INDEX PORTFOLIO --1
 2011                           1.35%     to       2.40%      1.63%     to       1.73%      (0.70)%    to        0.34%
 2010                           1.35%     to       2.40%      2.10%     to       2.21%      11.69%     to       12.87%
 2009                           1.25%     to       2.40%      3.49%     to       3.49%      23.44%     to       24.87%
 2008                           1.25%     to       2.15%      1.97%     to       1.97%     (38.54)%    to      (35.43)%
 2007                           1.35%     to       2.15%      1.31%     to       1.34%       2.86%     to        3.69%
JPMORGAN INSURANCE TRUST
 INTREPID GROWTH PORTFOLIO --
 1
 2011                           1.35%     to       2.40%        --      to       0.99%      (0.56)%    to        0.49%
 2010                           1.35%     to       2.15%      0.91%     to       0.93%      13.63%     to       14.54%
 2009                           1.35%     to       2.15%      0.80%     to       0.81%      31.47%     to       32.52%
 2008                           1.35%     to       2.15%      0.76%     to       0.77%     (40.51)%    to      (40.04)%
 2007                           1.35%     to       2.15%      0.06%     to       0.06%       9.18%     to       10.05%
JPMORGAN INSURANCE TRUST MID
 CAP GROWTH PORTFOLIO -- 1
 2011                           1.25%     to       2.40%        --      to         --       (8.38)%    to       (7.32)%
 2010                           1.25%     to       2.40%        --      to         --       22.65%     to       24.07%
 2009                           1.25%     to       2.40%        --      to         --       39.65%     to       41.27%
 2008                           1.25%     to       2.15%        --      to         --      (44.98)%    to      (41.53)%
 2007                           1.35%     to       2.15%        --      to         --       14.75%     to       15.67%
JPMORGAN INSURANCE TRUST MID
 CAP VALUE PORTFOLIO -- 1
 2011                           1.25%     to       2.40%      1.30%     to       1.33%      (0.26)%    to        0.89%
 2010                           1.25%     to       2.40%      1.13%     to       1.17%      20.53%     to       21.92%
 2009                           1.25%     to       2.40%      2.37%     to       2.37%      24.87%     to       26.31%
 2008                           1.25%     to       2.15%      0.01%     to       1.54%     (36.86)%    to      (34.13)%
 2007                           1.35%     to       2.15%      1.81%     to       1.85%      (1.23)%    to       (0.44)%
PUTNAM VT EQUITY INCOME FUND
 2011                           0.50%     to       0.65%        --      to         --        1.26%     to        1.41%
PIMCO ALL ASSET PORTFOLIO
 2011                           0.50%     to       0.65%      3.87%     to       4.59%       0.78%     to        0.91%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PIMCO EQS PATHFINDER
 PORTFOLIO
 2011                                  10,173       $9.393438      to       $9.492820             $96,134
JENNISON 20/20 FOCUS
 PORTFOLIO
 2011                                  55,847        1.337415      to       14.171464             150,201
 2010                                  52,103        1.449157      to       15.049554             183,943
 2009                                  82,102        1.361803      to       14.215046             259,027
 2008                                 104,870        0.883954      to        9.158214             212,539
 2007                                  98,975        1.490377      to       15.325556             377,680
JENNISON PORTFOLIO
 2011                                 101,969        0.880678      to        6.802469             196,196
 2010                                 155,499        0.902404      to        6.904393             295,574
 2009                                 184,747        0.828961      to        6.282479             358,668
 2008                                 221,203        0.595194      to        4.468193             292,845
 2007                                 331,747        0.975858      to        7.256419             643,977
PRUDENTIAL VALUE PORTFOLIO
 2011                                  67,140        1.083787      to        1.162753              76,221
 2010                                  73,378        1.176021      to        1.252920              89,904
 2009                                 224,107        1.040455      to        1.120566             237,711
 2008                                 146,144        0.760203      to        0.803702             114,639
 2007                                 182,221        1.352184      to        1.418866             252,927
PRUDENTIAL SERIES
 INTERNATIONAL GROWTH
 PORTFOLIO
 2011                                   4,451        0.821906      to        0.821906               3,658
 2010                                   6,429        0.989198      to        1.038159               6,456
 2009                                   6,449        0.885826      to        0.925036               5,791
 2008                                   6,472        0.661706      to        0.687546               4,335
 2007                                   6,443        1.375730      to        1.408201               8,929
LEGG MASON CLEARBRIDGE
 VARIABLE EQUITY INCOME
 BUILDER PORTFOLIO
 2011                                   6,501        9.164549      to        9.164549              59,573
 2010                                   9,725        8.613643      to        8.613643              83,764
 2009                                  10,830        7.781013      to        7.781013              84,268
 2008                                  12,313        6.420171      to        6.420171              79,048
 2007                                  34,929        9.985693      to       10.019402             349,828
LEGG MASON CLEARBRIDGE
 VARIABLE FUNDAMENTAL ALL CAP
 VALUE PORTFOLIO
 2011                                  85,182        8.292692      to        8.371736             712,907
 2010                                 107,471        8.882732      to        9.050534             972,469
 2009                                 130,364        7.763991      to        7.871215           1,025,780
 2008                                 154,959        6.116948      to        6.170510             955,897
 2007                                 239,472        9.829750      to        9.866295           2,362,308
LEGG MASON WESTERN ASSET
 VARIABLE GLOBAL HIGH YIELD
 BOND PORTFOLIO
 2011                                  30,330        1.835280      to        1.909972              57,558
 2010                                  43,306        1.836238      to        1.904292              82,118
 2009                                  42,808        1.626023      to        1.680391              71,655
 2008                                  58,287        1.063733      to        1.095461              63,689
 2007                                  86,415        1.564895      to        1.605919             138,565
LEGG MASON CLEARBRIDGE
 VARIABLE LARGE CAP VALUE
 PORTFOLIO
 2011                                 232,913        1.269877      to        1.293026             300,983
 2010                                 259,657        1.228844      to        1.249379             324,250
 2009                                 305,067        1.107607      to        1.157459             352,039
 2008                                 357,918        0.906691      to        0.942777             336,664
 2007                                 600,457        1.435434      to        1.485115             890,093

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PIMCO EQS PATHFINDER
 PORTFOLIO
 2011                           0.30%     to       1.45%      0.04%     to       0.12%      (6.07)%    to       (5.07)%
JENNISON 20/20 FOCUS
 PORTFOLIO
 2011                           1.40%     to       2.15%        --      to         --       (6.54)%    to       (5.83)%
 2010                           1.40%     to       2.00%        --      to         --        5.24%     to        5.87%
 2009                           1.40%     to       2.15%        --      to         --       54.06%     to       55.22%
 2008                           1.40%     to       2.15%        --      to         --      (40.69)%    to      (40.24)%
 2007                           1.40%     to       2.15%      0.12%     to       0.12%       7.78%     to        8.59%
JENNISON PORTFOLIO
 2011                           1.40%     to       2.35%        --      to         --       (2.41)%    to       (1.48)%
 2010                           1.40%     to       2.35%      0.02%     to       0.02%       8.86%     to        9.90%
 2009                           1.40%     to       2.35%      0.28%     to       0.29%      39.28%     to       40.60%
 2008                           1.40%     to       2.35%      0.07%     to       0.07%     (39.01)%    to      (38.42)%
 2007                           1.40%     to       2.35%        --      to         --        8.97%     to       10.01%
PRUDENTIAL VALUE PORTFOLIO
 2011                           1.40%     to       2.10%      0.52%     to       0.52%      (7.84)%    to       (7.20)%
 2010                           1.40%     to       2.10%      0.33%     to       0.33%      11.03%     to       11.81%
 2009                           1.40%     to       2.30%      1.65%     to       1.65%      38.18%     to       39.43%
 2008                           1.40%     to       2.15%      1.39%     to       1.40%     (43.78)%    to      (43.36)%
 2007                           1.40%     to       2.15%      1.01%     to       1.02%       0.64%     to        1.40%
PRUDENTIAL SERIES
 INTERNATIONAL GROWTH
 PORTFOLIO
 2011                           1.90%     to       1.90%      0.45%     to       0.45%     (16.91)%    to      (16.91)%
 2010                           1.40%     to       1.90%      1.18%     to       1.18%      11.67%     to       12.23%
 2009                           1.40%     to       1.90%      1.29%     to       1.30%      33.87%     to       34.54%
 2008                           1.40%     to       1.90%      1.31%     to       1.84%     (51.42)%    to      (51.18)%
 2007                           1.40%     to       1.75%      0.38%     to       0.38%      17.06%     to       17.47%
LEGG MASON CLEARBRIDGE
 VARIABLE EQUITY INCOME
 BUILDER PORTFOLIO
 2011                           1.40%     to       1.40%      2.75%     to       2.75%       6.40%     to        6.40%
 2010                           1.40%     to       1.40%      3.86%     to       3.86%      10.70%     to       10.70%
 2009                           1.40%     to       1.40%      3.33%     to       3.33%      21.20%     to       21.20%
 2008                           1.40%     to       1.40%      0.68%     to       0.68%     (35.92)%    to      (35.92)%
 2007                           1.40%     to       1.90%      0.79%     to       1.36%       0.21%     to        0.55%
LEGG MASON CLEARBRIDGE
 VARIABLE FUNDAMENTAL ALL CAP
 VALUE PORTFOLIO
 2011                           1.40%     to       1.60%      1.25%     to       1.37%      (7.68)%    to       (7.50)%
 2010                           1.40%     to       1.90%      0.19%     to       1.65%      14.41%     to       14.98%
 2009                           1.40%     to       1.90%      1.33%     to       1.33%      26.93%     to       27.56%
 2008                           1.40%     to       1.90%      1.26%     to       1.43%     (37.77)%    to      (37.46)%
 2007                           1.40%     to       1.90%      1.00%     to       1.24%      (4.65)%    to       (4.33)%
LEGG MASON WESTERN ASSET
 VARIABLE GLOBAL HIGH YIELD
 BOND PORTFOLIO
 2011                           1.40%     to       1.75%      6.10%     to       7.94%      (0.05)%    to        0.30%
 2010                           1.40%     to       1.75%      8.95%     to       9.01%      12.93%     to       13.32%
 2009                           1.40%     to       1.75%      9.34%     to      10.84%      52.86%     to       53.40%
 2008                           1.40%     to       1.75%      7.68%     to      11.09%     (32.03)%    to      (31.79)%
 2007                           1.40%     to       1.75%      5.52%     to       7.21%      (1.80)%    to       (1.46)%
LEGG MASON CLEARBRIDGE
 VARIABLE LARGE CAP VALUE
 PORTFOLIO
 2011                           1.40%     to       1.55%      2.16%     to       2.27%       3.34%     to        3.49%
 2010                           1.40%     to       1.55%      2.85%     to       2.93%       7.78%     to        7.94%
 2009                           1.40%     to       1.90%      1.86%     to       1.93%      22.16%     to       22.77%
 2008                           1.40%     to       1.90%      1.00%     to       1.06%     (36.84)%    to      (36.52)%
 2007                           1.40%     to       1.90%      1.18%     to       1.27%       1.95%     to        2.46%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2011                                 148,159       $9.714248      to      $13.754203          $1,504,906
 2010                                 157,652       10.023866      to       14.428775           1,685,931
 2009                                 144,345        9.010887      to       13.186444           1,404,925
 2008                                 100,990        7.322402      to       10.893737             834,319
 2007                                  23,224       16.476878      to       17.229559             391,502
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2011                                  26,511       13.295328      to       14.475731             366,784
 2010                                  27,217       13.925507      to       14.988434             391,939
 2009                                  28,562       12.341037      to       13.131153             362,147
 2008                                  29,627        9.854026      to       10.365093             298,231
 2007                                  32,060       15.738155      to       16.364834             512,627
INVESCO VAN KAMPEN V.I.
 CAPITAL GROWTH FUND+
 2011                               1,209,192        9.121149      to        9.222875          11,104,509
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2011                                  10,126        1.248140      to        1.248140              12,638
 2010                               1,638,774        1.194023      to        1.194023           1,908,954
 2009                                  19,321        1.073635      to        1.073635              19,724
 2008                                  18,353        0.947268      to        0.947268              16,754
 2007                                  17,148        1.361298      to        1.361298              24,787
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2011                                   6,897        1.566088      to        1.566088              10,802
 2010                                   6,897        1.465421      to        1.465421              10,108
 2009                                   6,897        1.387455      to        1.387455               9,569
 2008                                   6,897        1.255427      to        1.255427               8,659
 2007                                   6,897        1.242914      to        1.242914               8,573
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2011                                  23,840        1.062802      to        1.116024              25,865
 2010                                  25,517        1.106480      to        1.156101              28,778
 2009                                  17,127        0.990225      to        1.029466              17,277
 2008                                  19,588        0.863150      to        0.892888              17,249
 2007                                  22,151        1.384045      to        1.424572              31,239
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2011                               1,533,104        0.828268      to        1.487983           1,536,435
 2010                               1,638,774        0.973781      to        1.729386           1,908,954
 2009                                  19,321        0.962713      to        0.962713              19,724
 2008                                  18,353        0.870506      to        0.870506              16,754
 2007                                  17,148        1.567025      to        1.567025              24,787
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2011                                 147,013       11.867818      to       12.085448           1,686,200
 2010                                 153,497       12.720756      to       12.793044           1,871,368
 2009                                   8,153        1.322620      to        1.356932              10,873
 2008                                   7,325        0.882620      to        0.902819               6,505
 2007                                   6,624        1.534932      to        1.552301              10,207
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2011                                     259       15.468782      to       15.468782               3,999
 2010                                     222       15.612951      to       15.612951               3,469
 2009                                     223       11.675368      to       11.675368               2,609
 2008                                     225        8.434447      to        8.434447               1,898

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2011                           0.85%     to       2.50%      1.02%     to       1.03%      (4.68)%    to       (3.09)%
 2010                           0.85%     to       2.50%      0.10%     to       0.10%       9.42%     to       11.24%
 2009                           0.85%     to       2.50%      3.63%     to       3.72%      21.05%     to       23.06%
 2008                           0.85%     to       2.50%      1.86%     to       1.86%     (33.89)%    to      (30.20)%
 2007                           1.35%     to       2.50%      0.27%     to       1.03%      (0.01)%    to        1.15%
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2011                           1.35%     to       2.50%      1.33%     to       1.35%      (4.53)%    to       (3.42)%
 2010                           1.35%     to       2.50%      0.13%     to       0.13%      12.84%     to       14.14%
 2009                           1.35%     to       2.50%      4.32%     to       4.33%      25.24%     to       26.69%
 2008                           1.35%     to       2.50%      2.28%     to       2.31%     (37.39)%    to      (36.66)%
 2007                           1.35%     to       2.50%      0.44%     to       0.83%      (4.74)%    to       (3.64)%
INVESCO VAN KAMPEN V.I.
 CAPITAL GROWTH FUND+
 2011                           1.35%     to       2.75%        --      to         --       (8.79)%    to       (7.77)%
WELLS FARGO ADVANTAGE VT
 INDEX ASSET ALLOCATION FUND
 2011                           1.85%     to       1.85%      3.15%     to       3.15%       4.53%     to        4.53%
 2010                           1.85%     to       1.85%      1.79%     to       1.79%      11.21%     to       11.21%
 2009                           1.85%     to       1.85%      2.06%     to       2.06%      13.34%     to       13.34%
 2008                           1.85%     to       1.85%      2.46%     to       2.46%     (30.41)%    to      (30.41)%
 2007                           1.85%     to       1.85%      2.25%     to       2.25%       5.62%     to        5.62%
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2011                           1.35%     to       1.35%      2.67%     to       2.67%       6.87%     to        6.87%
 2010                           1.35%     to       1.35%      3.38%     to       3.38%       5.62%     to        5.62%
 2009                           1.35%     to       1.35%      4.51%     to       4.51%      10.52%     to       10.52%
 2008                           1.35%     to       1.35%      4.78%     to       4.78%       1.01%     to        1.01%
 2007                           1.35%     to       1.35%      4.57%     to       4.57%       4.77%     to        4.77%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2011                           1.35%     to       1.85%      0.54%     to       0.54%      (3.95)%    to       (3.47)%
 2010                           1.35%     to       1.85%      0.86%     to       0.86%      11.74%     to       12.30%
 2009                           1.35%     to       1.85%      2.03%     to       2.03%      14.72%     to       15.30%
 2008                           1.35%     to       1.85%      1.91%     to       1.94%     (37.64)%    to      (37.32)%
 2007                           1.35%     to       1.85%      1.50%     to       1.52%       0.92%     to        1.42%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2011                           1.35%     to       2.50%      0.65%     to       0.67%     (14.94)%    to      (13.96)%
 2010                           1.85%     to       1.85%        --      to         --       13.37%     to       13.90%
 2009                           1.85%     to       1.85%      3.15%     to       3.15%      10.59%     to       10.59%
 2008                           1.85%     to       1.85%      1.98%     to       1.98%     (44.45)%    to      (44.45)%
 2007                           1.85%     to       1.85%      0.01%     to       0.01%      10.60%     to       10.60%
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2011                           1.25%     to       2.50%        --      to         --       (6.71)%    to       (5.53)%
 2010                           1.25%     to       2.50%        --      to         --       27.21%     to       27.93%
 2009                           1.55%     to       1.85%        --      to         --       49.85%     to       50.30%
 2008                           1.55%     to       1.85%        --      to         --      (42.50)%    to      (42.33)%
 2007                           1.65%     to       1.85%        --      to         --       11.73%     to       11.95%
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2011                           1.35%     to       1.35%        --      to         --       (0.92)%    to       (0.92)%
 2010                           1.35%     to       1.35%        --      to         --       33.73%     to       33.73%
 2009                           1.35%     to       1.35%        --      to         --       38.43%     to       38.43%
 2008                           1.35%     to       1.35%        --      to         --      (45.10)%    to      (45.10)%

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                          UNITS                LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2011                               1,219,642      $10.975750      to      $11.332506         $13,567,829
 2010                               1,402,515       12.132226      to       12.253941          17,086,708
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND+
 2011                                 874,327       10.435015      to       10.513961           9,158,329

                                                                    INVESTMENT
                                       EXPENSE                        INCOME
                                   RATIO LOWEST TO               RATIO LOWEST TO                  TOTAL RETURN
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                 LOWEST TO HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2011                           0.50%     to       2.70%      0.90%     to       1.08%      (9.53)%    to       (7.52)%
 2010                           0.50%     to       2.70%        --      to         --       21.32%     to       22.54%
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND+
 2011                           0.50%     to       2.70%        --      to         --        4.35%     to        5.14%

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns. Prior to January 1, 2011, the expense ratios presented within the financial highlights table reflected non-annualized expense rates. For the current and prior periods presented above, these rates have been annualized to reflect the charges that would have been incurred over the entire fiscal year.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub- Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

# Rounded unit values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

     A summary of expense charges is provided in Note 3.

RIDERS:

     The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

          MAV/EPB Death Benefit Charge maximum of .30%

          MAV Plus (same as MAV/EPB) maximum of .30%

          The Hartford's Principal First Charge maximum of .75%

          The Hartford's Principal First Preferred Charge maximum of .20%

          MAV 70 Death Benefit Charge maximum of .20%

          Optional Death Benefit Charge maximum of .15%

          Earnings Protection Benefit Charge maximum of .20%

          Return of Premium Death Benefit maximum of .75%

     These charges can be assessed as a reduction in unit values or a redemption of units as specified in the product prospectus.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity, comprehensive income (loss), and cash flows for each of the three years in the period ended December 31, 2011. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Harford Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 4 of the consolidated financial statements, the Company changed its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010 and for other-than-temporary impairments as required by accounting guidance adopted in 2009.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 24, 2012, except for Note 21, as to which the date is April 23, 2012

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                    FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                            2011           2010           2009
                                                       (IN MILLIONS)
--------------------------------------------------------------------------------------
REVENUES
 Fee income and other                       $3,802         $3,806          $3,723
 Earned premiums                               234            260             377
 Net investment income (loss)
  Securities available-for-sale and
   other                                     2,580          2,621           2,505
  Equity securities, trading                   (14)           238             343
                                          --------       --------       ---------
 Total net investment income                 2,566          2,859           2,848
 Net realized capital gains (losses):
  Total other-than-temporary impairment
   ("OTTI") losses                            (196)          (712)         (1,722)
  OTTI losses recognized in other
   comprehensive income                         71            376             530
                                          --------       --------       ---------
  Net OTTI losses recognized in earnings      (125)          (336)         (1,192)
  Net realized capital gains (losses),
   excluding net OTTI losses recognized
   in earnings                                 126           (608)            316
                                          --------       --------       ---------
   Total net realized capital gains
    (losses)                                     1           (944)           (876)
                                          --------       --------       ---------
                          TOTAL REVENUES     6,603          5,981           6,072
                                          --------       --------       ---------
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                                   3,107          2,948           3,716
 Benefits, loss and loss adjustment
  expenses -- returns credited on
  international unit-linked bonds and
  pension products                             (14)           238             343
 Amortization of deferred policy
  acquisition costs and present value of
  future profits                               616            215           3,716
 Insurance operating costs and other
  expenses                                   2,896          1,610           1,826
 Dividends to policyholders                     17             21              12
                                          --------       --------       ---------
     TOTAL BENEFITS, LOSSES AND EXPENSES     6,622          5,032           9,613
                                          --------       --------       ---------
INCOME (LOSS) FROM CONTINUING OPERATIONS
                     BEFORE INCOME TAXES       (19)           949          (3,541)
 Income tax expense (benefit)                 (263)           228          (1,399)
                                          --------       --------       ---------
           INCOME (LOSS) FROM CONTINUING
                  OPERATIONS, NET OF TAX       244            721          (2,142)
 Income (loss) from discontinued
  operations, net of tax                        --             31              (5)
                                          --------       --------       ---------
                       NET INCOME (LOSS)       244            752          (2,147)
   Net income attributable to the
    noncontrolling interest                     --              8              10
                                          --------       --------       ---------
       NET INCOME (LOSS) ATTRIBUTABLE TO
         HARTFORD LIFE INSURANCE COMPANY      $244           $744         $(2,157)
                                          --------       --------       ---------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
             CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                  FOR THE YEARS ENDED
                                                                      DECEMBER 31,
                                                 2011                     2010                     2009
                                                                     (IN MILLIONS)
--------------------------------------------------------------------------------------------------------------
COMPREHENSIVE INCOME (LOSS)
 Net income (loss)                                 $244                     $744                  $(2,157)
                                               --------                 --------                 --------
Other comprehensive income (loss) (1)
  Change in net unrealized gain/loss on
   securities (2)                                 1,100                    1,298                    3,229
  Change in net gain/loss on cash-flow
   hedging instruments                              103                      117                     (292)
  Change in foreign currency translation
   adjustments                                       (2)                     (18)                     115
                                               --------                 --------                 --------
  Total other comprehensive income                1,201                    1,397                    3,052
                                               --------                 --------                 --------
              TOTAL COMPREHENSIVE INCOME         $1,445                   $2,141                     $895
                                               --------                 --------                 --------

(1) Net change in unrealized capital gain on securities is reflected net of tax benefit and other items of $713, $(699) and $(1,739) for the years ended December 31, 2011, 2010 and 2009, respectively. Net gain (loss) on cash flow hedging instruments is net of tax provision (benefit) of $(55), $(63) and $157 for the years ended December 31, 2011, 2010 and 2009, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $52, $(121) and $(1,076) for the years ended December 31, 2011, 2010 and 2009, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                              AS OF DECEMBER 31,
                                             2011             2010
                                             (IN MILLIONS, EXCEPT
                                                FOR SHARE DATA)
--------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturities, available-for-sale,
  at fair value (amortized cost of
  $46,236 and $45,323) (includes
  variable interest entity assets, at
  fair value, of $153 and $406)              $47,778          $44,834
 Fixed maturities, at fair value using
  the fair value option (includes
  variable interest entity assets, at
  fair value, of $338 and $323)                1,317              639
 Equity securities, trading, at fair
  value (cost of $1,860 and $2,061)            1,967            2,279
 Equity securities, available for sale,
  at fair value (cost of $443 and $320)          398              340
 Mortgage loans (net of allowances for
  loan losses of $23 and $62)                  4,182            3,244
 Policy loans, at outstanding balance          1,952            2,128
 Limited partnership and other
  alternative investments (includes
  variable interest entity assets of $7
  and $14)                                     1,376              838
 Other investments                             1,974            1,461
 Short-term investments                        3,882            3,489
                                          ----------       ----------
                       TOTAL INVESTMENTS      64,826           59,252
                                          ----------       ----------
 Cash                                          1,183              531
 Premiums receivable and agents'
  balances                                        64               67
 Reinsurance recoverables                      5,006            3,924
 Deferred policy acquisition costs and
  present value of future profits              4,598            4,949
 Deferred income taxes, net                    1,606            2,138
 Goodwill                                        470              470
 Other assets                                    925              692
 Separate account assets                     143,859          159,729
                                          ----------       ----------
                            TOTAL ASSETS    $222,537         $231,752
                                          ----------       ----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment
  expenses                                    11,831         $11, 385
 Other policyholder funds and benefits
  payable                                     45,016           43,395
 Other policyholder funds and benefits
  payable -- international unit-linked
  bonds and pension products                   1,929            2,252
 Consumer notes                                  314              382
 Other liabilities (includes variable
  interest entity liabilities of $477
  and $422)                                    9,927            6,398
 Separate account liabilities                143,859          159,729
                                          ----------       ----------
                       TOTAL LIABILITIES    $212,876         $223,541
                                          ----------       ----------
COMMITMENTS AND CONTINGENCIES (NOTE 10)
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares
  authorized, issued and outstanding,
  par value $5,690                                 6                6
 Additional paid-in capital                    8,271            8,265
 Accumulated other comprehensive income
  (loss), net of tax                             829             (372)
 Retained earnings                               555              312
                                          ----------       ----------
              TOTAL STOCKHOLDER'S EQUITY       9,661            8,211
                                          ----------       ----------
     TOTAL LIABILITIES AND STOCKHOLDER'S
                                  EQUITY    $222,537         $231,752
                                          ----------       ----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                                         ACCUMULATED
                                                                                            OTHER
                                            COMMON               ADDITIONAL             COMPREHENSIVE
                                            STOCK             PAID-IN CAPITAL           INCOME (LOSS)
                                                                    (IN MILLIONS)
-------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2010                    $ 6                  $ 8,265                   $ (372)
Capital contributions from parent              --                        6                       --
Dividends declared                             --                       --                       --
Net income                                     --                       --                       --
Total other comprehensive income               --                       --                    1,201
                                             ----                 --------                 --------
             BALANCE DECEMBER 31, 2011         $6                   $8,271                     $829
                                             ----                 --------                 --------
BALANCE, DECEMBER 31, 2009                    $ 6                  $ 8,457                 $ (1,941)
Cumulative effect of accounting
 changes, net of DAC and tax                   --                       --                      172
Capital contributions from parent              --                     (192)                      --
Dividends declared                             --                       --                       --
Change in noncontrolling interest
 ownership                                     --                       --                       --
Net income                                     --                       --                       --
Total other comprehensive income               --                       --                    1,397
                                             ----                 --------                 --------
             BALANCE DECEMBER 31, 2010         $6                   $8,265                    $(372)
                                             ----                 --------                 --------
BALANCE, DECEMBER 31, 2008                    $ 6                  $ 6,157                 $ (4,531)
Cumulative effect of accounting
 changes, net of DAC and tax                   --                       --                     (462)
Capital contributions from parent (1)          --                    2,300                       --
Dividends declared                             --                       --                       --
Change in noncontrolling interest
 ownership                                     --                       --                       --
Net loss                                       --                       --                       --
Total other comprehensive income               --                       --                    3,052
                                             ----                 --------                 --------
             BALANCE DECEMBER 31, 2009         $6                   $8,457                  $(1,941)
                                             ----                 --------                 --------


                                             RETAINED                  NON-                   TOTAL
                                             EARNINGS              CONTROLLING            STOCKHOLDER'S
                                            (DEFICIT)                INTEREST                 EQUITY
                                                                  (IN MILLIONS)
--------------------------------------  ------------------------------------------------------------------
BALANCE, DECEMBER 31, 2010                      $ 312                   $ --                  $ 8,211
Capital contributions from parent                  --                     --                        6
Dividends declared                                 (1)                    --                       (1)
Net income                                        244                     --                      244
Total other comprehensive income                   --                     --                    1,201
                                             --------                 ------                 --------
             BALANCE DECEMBER 31, 2011           $555                   $ --                   $9,661
                                             --------                 ------                 --------
BALANCE, DECEMBER 31, 2009                     $ (287)                  $ 61                  $ 6,296
Cumulative effect of accounting
 changes, net of DAC and tax                     (146)                    --                       26
Capital contributions from parent                  --                     --                     (192)
Dividends declared                                  1                     --                        1
Change in noncontrolling interest
 ownership                                         --                    (69)                     (69)
Net income                                        744                      8                      752
Total other comprehensive income                   --                     --                    1,397
                                             --------                 ------                 --------
             BALANCE DECEMBER 31, 2010           $312                   $ --                   $8,211
                                             --------                 ------                 --------
BALANCE, DECEMBER 31, 2008                    $ 1,446                  $ 165                  $ 3,243
Cumulative effect of accounting
 changes, net of DAC and tax                      462                     --                       --
Capital contributions from parent (1)              --                     --                    2,300
Dividends declared                                (38)                    --                      (38)
Change in noncontrolling interest
 ownership                                         --                   (114)                    (114)
Net loss                                       (2,157)                    10                   (2,147)
Total other comprehensive income                   --                     --                    3,052
                                             --------                 ------                 --------
             BALANCE DECEMBER 31, 2009          $(287)                   $61                   $6,296
                                             --------                 ------                 --------

(1) For the year ended December 31, 2009, the Company received $2.1 billion in capital contributions from its parent and returned capital of $700 to its parent. The Company received noncash capital contributions of $887 as a result of valuations associated with the October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 of the Notes to Consolidated Financial Statements.

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2011           2010           2009
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income (loss)                       $244           $752        $(2,147)
 Adjustments to reconcile net
  income(loss) to net cash provided
  by operating activities
 Amortization of deferred policy
  acquisition costs and present
  value of future profits                 616            232          3,727
 Additions to deferred policy
  acquisition costs and present
  value of future profits                (533)          (521)          (674)
 Change in:
 Reserve for future policy benefits
  and unpaid losses and loss
  adjustment expenses                     252             13            574
 Reinsurance recoverables                  57             26             66
 Receivables and other assets               9           (112)           (20)
 Payables and accruals                  2,402            295            420
 Accrued and deferred income taxes       (115)           (90)          (797)
 Net realized capital losses                1            882            877
 Net receipts (disbursements) from
  investment contracts related to
  policyholder funds --
  international unit-linked bonds
  and pension products                   (323)          (167)           804
 Net (increase) decrease in equity
  securities, trading                     312            164           (809)
 Depreciation and amortization            194            207            173
 Other, net                              (108)           201            328
                                     --------       --------       --------
     NET CASH PROVIDED BY OPERATING
                         ACTIVITIES    $3,008         $1,882         $2,522
                                     --------       --------       --------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and short-term
  investments, available-for-sale     $19,203        $28,581        $37,224
 Fixed maturities, fair value
  option                                   37             20             --
 Equity securities,
  available-for-sale                      147            171            162
 Mortgage loans                           332          1,288            413
 Partnerships                             128            151            173
 Payments for the purchase of:
 Fixed maturities and short-term
  investments, available-for-sale     (20,517)       (28,871)       (35,519)
 Fixed maturities, fair value
  option                                 (661)           (74)            --
 Equity securities,
  available-for-sale                     (230)          (122)           (61)
 Mortgage loans                        (1,246)          (189)          (197)
 Partnerships                            (436)          (172)          (121)
 Proceeds from business sold               --            241             --
 Derivatives payments (sales), net        938           (644)          (520)
 Change in policy loans, net              176             (8)            34
 Change in payables for collateral
  under securities lending, net            --            (46)        (1,805)
 Change in all other, net                   1           (117)            25
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED FOR)
               INVESTING ACTIVITIES   $(2,128)          $209          $(192)
                                     --------       --------       --------
FINANCING ACTIVITIES
 Deposits and other additions to
  investment and universal
  life-type contracts                 $12,124        $15,405        $13,398
 Withdrawals and other deductions
  from investment and universal
  life-type contracts                 (22,720)       (25,030)       (23,487)
 Net transfers from (to) separate
  accounts related to investment
  and universal life-type contracts    10,439          8,211          6,805
 Net repayments at maturity or
  settlement of consumer notes            (68)          (754)           (74)
 Issuance of structured financing          --             --           (189)
 Capital contributions (1),(2)             --           (195)         1,397
 Dividends paid (1)                        --             --            (33)
                                     --------       --------       --------
        NET CASH USED FOR FINANCING
                         ACTIVITIES     $(225)       $(2,363)       $(2,183)
                                     --------       --------       --------
 Foreign exchange rate effect on
  cash                                     (3)            10            (15)
 Net increase (decrease) in cash          652           (262)           132
 Cash -- beginning of year                531            793            661
                                     --------       --------       --------
 CASH -- END OF YEAR                   $1,183           $531           $793
                                     --------       --------       --------
SUPPLEMENTAL DISCLOSURE OF CASH
 FLOW INFORMATION:
 Net cash paid (received) during
  the year for income taxes             $(105)          $354          $(282)

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

(1) The Company made noncash dividends of $5 in 2009 related to the assumed reinsurance agreements with Hartford Life Insurance K.K.

(2) The Company received noncash capital contributions of $887 as a result of valuations associated with an October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 of the Notes to Consolidated Financial Statements for further discussion of this transaction.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"). The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 of the Notes to Consolidated Financial Statements. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

The Company is presenting the operations of certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. See Note 19 of the Notes to Consolidated Financial Statements for information on the specific subsidiaries and related impacts.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

MUTUAL FUNDS

The Company maintains a retail mutual fund operation whereby the Company, through wholly-owned subsidiaries, provides investment management and administrative services to The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (collectively, "mutual funds"), consisting of 57 non-proprietary mutual funds, as of December 31, 2011. The Company charges fees to these mutual funds, which are recorded as revenue by the Company. These mutual funds are registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. The mutual funds are owned by the shareholders of those funds and not by the Company. In the fourth quarter of 2011, the Company entered into a preferred partnership agreement with Wellington Management Company, LLP ("Wellington Management") and announced that Wellington Management will serve as the sole sub-advisor for The Hartford's non-proprietary mutual funds, including equity and fixed income funds, pending a fund-by-fund review by The Hartford's mutual funds board of directors. As of December 31, 2011, Wellington Management served as the sub-advisor for 29 of The Hartford's non-proprietary mutual funds and has been the primary manager for the Company's equity funds.

The mutual funds are owned by the shareholders of those funds and not by the Company. As such, the mutual fund assets and liabilities and related investment returns are not reflected in the Company's Consolidated Financial Statements since they are not assets, liabilities and operations of the Company.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS

In October 2010, the FASB issued a standard clarifying the definition of acquisition costs that are eligible for deferral. Acquisition costs are to include only those costs that are directly related to the successful acquisition or renewal of insurance contracts; incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees; and advertising costs meeting the capitalization criteria for direct-response advertising.

This standard will be effective for fiscal years beginning after December 15, 2011, and interim periods within those years. This standard may be applied prospectively upon the date of adoption, with retrospective application permitted, but not required. Early adoption as of the beginning of a fiscal year is permitted.

The Company elected to adopt this standard retrospectively on January 1, 2012, resulting in a write down of the Company's deferred acquisition costs relating to those costs which no longer meet the revised standard as summarized above. The Company estimates the cumulative effect of the retrospective adoption of this standard, when reflected in future financial statements, will reduce stockholders' equity as of December 31, 2011 by approximately $750, after-tax and decrease 2011 net income by approximately $15. Excluding the effects of DAC Unlock and amortization related to realized gains and losses, the estimated effect would be a decrease to 2011 net income of approximately $50. Future income statement impacts will reflect higher non-deferrable expenses and lower amortization due to the lower DAC balance, before the effect of any DAC Unlock and amortization related to realized gains and losses.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are described below or are referenced below to the applicable Note where the description is included.

                                                                       NOTE
--------------------------------------------------------------------------------
ACCOUNTING POLICY
Fair Value Measurements                                                   3
Investments and Derivative Instruments                                    4
Reinsurance                                                               5
Deferred Policy Acquisition Costs and Present Value of Future
 Profits                                                                  6
Goodwill and Other Intangible Assets                                      7
Separate Accounts, Death Benefits and Other Insurance Benefit
 Features                                                                 8
Sales Inducements                                                         9
Commitments and Contingencies                                            10
Income Taxes                                                             11

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating policies were 2%, 3% and 3% of the total life insurance policies as of December 31, 2011, 2010, and 2009, respectively. Dividends to policyholders were $17, $21 and $12 for the years ended December 31, 2011, 2010, and 2009, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

2. SEGMENT INFORMATION

The Company has five reporting segments: Individual Annuity, Individual Life, Retirement Plans, Mutual Funds and Runoff Operations, as well as an Other category, as follows:

INDIVIDUAL ANNUITY

Individual Annuity offers variable, fixed market value adjusted ("MVA"), fixed index and single premium immediate annuities and longevity assurance to individuals.

INDIVIDUAL LIFE

Individual Life sells a variety of life insurance products, including variable universal life, universal life, and term life.

RETIREMENT PLANS

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) of the Internal Revenue Service Code of 1986 as amended ("the Code") and products and services to municipalities and not-for-profit organizations under Sections 457 and 403(b) of the Code, collectively referred to as government plans.

MUTUAL FUNDS

Mutual Funds offers retail mutual funds, investment-only mutual funds and college savings plans under Section 529 of the Code (collectively referred to as non-proprietary) and proprietary mutual funds supporting the insurance products issued by The Hartford.

RUNOFF OPERATIONS

Runoff Operations consists of the international annuity business of the former Global Annuity reporting segment as well as certain product offerings previously included in the former Global Annuity and Life Insurance reporting segments. Runoff Operations encompasses the administration of investment retirement savings and other insurance and savings products to individuals and groups outside of the U.S., primarily in Japan and Europe, as well institutional investment products and private placement life insurance. In addition, Runoff Operations includes direct and assumed guaranteed minimum income benefit ("GMIB"), guaranteed minimum death benefit ("GMDB"), guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") which is subsequently ceded to an affiliated captive reinsurer.

OTHER

The Company includes in an Other category corporate items not directly allocated to any of its reporting segments, intersegment eliminations, and certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, Hartford Life and Accident Insurance Company ("HLA").

The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Inter-segment revenues primarily occur between the Company's Other category and the reporting segments. These amounts primarily include interest income on allocated surplus and interest charges on excess separate account surplus. Consolidated net investment income is unaffected by such transactions.

The following tables represent summarized financial information concerning the Company's reporting segments.

                                                        AS OF DECEMBER 31,
                                                      2011              2010
--------------------------------------------------------------------------------
ASSETS
 Individual Annuity                                    $87,245           $99,482
 Individual Life                                        17,456            15,911
 Retirement Plans                                       35,410            34,153
 Mutual Funds                                              182               153
 Runoff Operations                                      79,658            78,905
 Other                                                   2,586             3,148
                                                   -----------       -----------
                                     TOTAL ASSETS     $222,537          $231,752
                                                   -----------       -----------

                                                                              FOR THE YEARS ENDED DECEMBER 31,
                                                            2011                            2010                     2009
---------------------------------------------------------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE
EARNED PREMIUMS, FEES, AND OTHER CONSIDERATIONS
 INDIVIDUAL ANNUITY
  Individual variable annuity                                      $1,595                   $1,707                    $1,551
  Fixed / MVA and other annuity                                        56                       14                        (2)
                                                                 --------                 --------                 ---------
  Total Individual Annuity                                          1,651                    1,721                     1,549
 INDIVIDUAL LIFE
  Variable life                                                       396                      416                       503
  Universal life                                                      429                      367                       362
  Term life                                                            33                       36                        37
                                                                 --------                 --------                 ---------
  Total Individual Life                                               858                      819                       902
 RETIREMENT PLANS
  401(k)                                                              332                      318                       286
  Government plans                                                     48                       41                        38
                                                                 --------                 --------                 ---------
  Total Retirement Plans                                              380                      359                       324
 MUTUAL FUNDS
  Non-Proprietary                                                     511                      519                       437
  Proprietary                                                          58                       61                        --
                                                                 --------                 --------                 ---------
  Total Mutual Funds                                                  569                      580                       437
                                                                 --------                 --------                 ---------
 RUNOFF OPERATIONS                                                    221                      254                       549
                                                                 --------                 --------                 ---------
 OTHER                                                                357                      333                       339
                                                                 --------                 --------                 ---------
  Total premiums, fees, and other considerations                    4,036                    4,066                     4,100
                                                                 --------                 --------                 ---------
 Net investment income                                              2,566                    2,859                     2,848
 Net realized capital losses                                            1                     (944)                     (876)
                                                                 --------                 --------                 ---------
                                            TOTAL REVENUES         $6,603                   $5,981                    $6,072
                                                                 --------                 --------                 ---------
NET INCOME (LOSS) ATTRIBUTABLE TO HARTFORD LIFE INSURANCE
 COMPANY
 Individual Annuity                                                   $87                     $371                   $(1,962)
 Individual Life                                                      104                      195                         8
 Retirement Plans                                                      15                       47                      (222)
 Mutual Funds                                                          98                      129                        32
 Runoff Operations                                                    (20)                     (78)                       77
 Other                                                                (40)                      80                       (90)
                                                                 --------                 --------                 ---------
                                   TOTAL NET INCOME (LOSS)           $244                     $744                   $(2,157)
                                                                 --------                 --------                 ---------
NET INVESTMENT INCOME (LOSS)
 Individual Annuity                                                  $769                     $813                      $770
 Individual Life                                                      420                      362                       304
 Retirement Plans                                                     396                      364                       315
 Mutual Funds                                                           1                       (1)                      (16)
 Runoff Operations                                                    941                    1,221                     1,279
 Other                                                                 39                      100                       196
                                                                 --------                 --------                 ---------
                               TOTAL NET INVESTMENT INCOME         $2,566                   $2,859                    $2,848
                                                                 --------                 --------                 ---------
AMORTIZATION OF DEFERRED POLICY ACQUISITION AND PRESENT
 VALUE OF FUTURE PROFITS
 Individual Annuity                                                  $186                     $(39)                   $3,189
 Individual Life                                                      219                      120                       312
 Retirement Plans                                                     134                       27                        56
 Mutual Funds                                                          47                       51                        50
 Runoff Operations                                                     30                       56                       111
 Other                                                                 --                       --                        (2)
                                                                 --------                 --------                 ---------
                                 TOTAL AMORTIZATION OF DAC           $616                     $215                    $3,716
                                                                 --------                 --------                 ---------
INCOME TAX EXPENSE (BENEFIT)
 Individual Annuity                                                 $(220)                     $41                   $(1,299)
 Individual Life                                                       22                       93                       (27)
 Retirement Plans                                                     (45)                      13                      (143)
 Mutual Funds                                                          52                       51                        20
 Runoff Operations                                                    (48)                      10                        80
 Other                                                                (24)                      20                       (30)
                                                                 --------                 --------                 ---------
                        TOTAL INCOME TAX EXPENSE (BENEFIT)          $(263)                    $228                   $(1,399)
                                                                 --------                 --------                 ---------

3. FAIR VALUE MEASUREMENTS

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"), fixed maturities at fair value using fair value option ("FVO"); equity securities, trading; short-term investments; freestanding and embedded derivatives; separate account assets; and certain other liabilities.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 and 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds, and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks are model priced by vendors using observable inputs and are classified within Level 2.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivatives securities. Because Level 3 fair values, by their nature, contain unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2011. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

                                                                                 DECEMBER 31, 2011
                                                                    QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                                  IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                                 FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                    TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                                 $2,093                $ --                  $1,776                  $317
 CDOs                                                 1,798                  --                   1,470                   328
 CMBS                                                 4,269                  --                   3,921                   348
 Corporate                                           30,229                  --                  28,732                 1,497
 Foreign government/government agencies               1,224                  --                   1,187                    37
 States, municipalities and political
  subdivisions ("Municipal")                          1,557                  --                   1,175                   382
 RMBS                                                 3,823                  --                   2,890                   933
 U.S. Treasuries                                      2,785                 487                   2,298                    --
                                                  ---------           ---------                --------              --------
Total fixed maturities                               47,778                 487                  43,449                 3,842
Fixed maturities, FVO                                 1,317                  --                     833                   484
Equity securities, trading                            1,967               1,967                      --                    --
Equity securities, AFS                                  398                 227                     115                    56
Derivative assets
 Credit derivatives                                     (27)                 --                      (6)                  (21)
 Equity derivatives                                      31                  --                      --                    31
 Foreign exchange derivatives                           505                  --                     505                    --
 Interest rate derivatives                               78                  --                      38                    40
 U.S. GMWB hedging instruments                          494                  --                      11                   483
 U.S. macro hedge program                               357                  --                      --                   357
 International program hedging instruments              533                  --                     567                   (34)
                                                  ---------           ---------                --------              --------
Total derivative assets (1)                           1,971                  --                   1,115                   856
Short-term investments                                3,882                 520                   3,362                    --
Reinsurance recoverable for U.S. GMWB and Japan
 GMWB, GMIB, and GMAB                                 3,073                  --                      --                 3,073
Separate account assets (2)                         139,421             101,633                  36,757                 1,031
                                                  ---------           ---------                --------              --------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
                                 RECURRING BASIS   $199,807             104,834                  85,631                 9,342
                                                  ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits payable
 Guaranteed living benefits                         $(5,776)               $ --                    $ --               $(5,776)
 Equity linked notes                                     (9)                 --                      --                    (9)
                                                  ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                             (5,785)                 --                      --                (5,785)
Derivative liabilities
 Credit derivatives                                    (493)                 --                     (25)                 (468)
 Equity derivatives                                       5                  --                      --                     5
 Foreign exchange derivatives                           140                  --                     140                    --
 Interest rate derivatives                             (315)                 --                    (184)                 (131)
 U.S. GMWB hedging instruments                          400                  --                      --                   400
 International program hedging instruments                9                  --                      10                    (1)
                                                  ---------           ---------                --------              --------
Total derivative liabilities (3)                       (254)                 --                     (59)                 (195)
Other liabilities                                        (9)                 --                      --                    (9)
Consumer notes (4)                                       (4)                 --                      --                    (4)
                                                  ---------           ---------                --------              --------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON
                               A RECURRING BASIS    $(6,052)               $ --                    $(59)              $(5,993)
                                                  ---------           ---------                --------              --------

                                                                                 DECEMBER 31, 2010
                                                                    QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                                  IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                                 FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                    TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                                 $2,068                $ --                  $1,660                  $408
 CDOs                                                 1,899                  --                      30                 1,869
 CMBS                                                 5,028                  --                   4,536                   492
 Corporate                                           26,915                  --                  25,429                 1,486
 Foreign government/government agencies               1,002                  --                     962                    40
 Municipal                                            1,032                  --                     774                   258
 RMBS                                                 4,118                  --                   3,013                 1,105
 U.S. Treasuries                                      2,772                 248                   2,524                    --
                                                  ---------           ---------                --------              --------
Total fixed maturities                               44,834                 248                  38,928                 5,658
Fixed maturities, FVO                                   639                  --                     128                   511
Equity securities, trading                            2,279               2,279                      --                    --
Equity securities, AFS                                  340                 174                     119                    47
Derivative assets
 Credit derivatives                                     (11)                 --                     (19)                    8
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           784                  --                     784                    --
 Interest rate derivatives                              (99)                 --                     (63)                  (36)
 U.S. GMWB hedging instruments                          339                  --                    (122)                  461
 U.S. macro hedge program                               203                  --                      --                   203
 International program hedging instruments              235                   2                     228                     5
                                                  ---------           ---------                --------              --------
Total derivative assets (1)                           1,453                   2                     808                   643
Short-term investments                                3,489                 204                   3,285                    --
Reinsurance recoverable for U.S. GMWB and Japan
 GMWB, GMIB, and GMAB                                 2,002                  --                      --                 2,002
Separate account assets (2)                         153,713             116,703                  35,763                 1,247
                                                  ---------           ---------                --------              --------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
                                 RECURRING BASIS   $208,749             119,610                  79,031                10,108
                                                  ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits payable
 Guaranteed living benefits                         $(4,258)               $ --                    $ --               $(4,258)
 Equity linked notes                                     (9)                 --                      --                    (9)
                                                  ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                             (4,267)                 --                      --                (4,267)
Derivative liabilities
 Credit derivatives                                    (401)                 --                     (49)                 (352)
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           (25)                 --                     (25)                   --
 Interest rate derivatives                              (59)                 --                     (42)                  (17)
 U.S. GMWB hedging instruments                          128                  --                     (11)                  139
 International program hedging instruments               (2)                 (2)                     --                    --
                                                  ---------           ---------                --------              --------
Total derivative liabilities (3)                       (357)                 (2)                   (127)                 (228)
Other liabilities                                       (37)                 --                      --                   (37)
Consumer notes (4)                                       (5)                 --                      --                    (5)
                                                  ---------           ---------                --------              --------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON
                               A RECURRING BASIS    $(4,666)                $(2)                  $(127)              $(4,537)
                                                  ---------           ---------                --------              --------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2011 and 2010, $1.4 billion and $962, respectively was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) As of December 31, 2011 and 2010 excludes approximately $4 and $6 billion of investment sales receivable that are not subject to fair value accounting, respectively.

(3) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(4) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair valuation process is monitored by the Valuation Committee, which is a cross-functional group of senior management within HIMCO that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting, and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

AVAILABLE-FOR-SALE SECURITIES, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs a ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that haven't changed, missing prices and second source validation on most sectors. Analyses are conducted by a dedicated pricing unit who follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades. For a sample of structured securities, a comparison of the vendor's assumptions to our internal econometric models is also performed; any differences are challenged in accordance with the process described above.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models; that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2011 and 2010, 98% and 97%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company performs various controls on derivative valuations which includes both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, and exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets.
               - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.
               - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS -- Primary inputs also include observations of credit default swap curves related to the issuer.
               - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.
               - MUNICIPALS -- Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.
               - SHORT-TERM INVESTMENTS -- Primary inputs also include material event notices and new issue money market rates.
               - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.
               - CREDIT DERIVATIVES -- Significant inputs primarily include the swap yield curve and credit curves.
               - FOREIGN EXCHANGE DERIVATIVES -- Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.
               - INTEREST RATE DERIVATIVES -- Significant input is primarily the swap yield curve.
Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. This includes less liquid securities such as lower quality asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS"), commercial real estate ("CRE") CDOs and residential mortgage-backed securities ("RMBS") primarily backed by below-prime loans. Primary inputs for these structured securities are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their illiquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:
               - CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.
               - EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.
               - INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

PRODUCT DERIVATIVES

The Company currently offers certain variable annuity products with GMWB rider in the U.S., and formerly offered GMWBs in the U.K. The Company has also assumed, through reinsurance from Hartford Life Insurance KK ("HLIKK"), a Japanese affiliate of the Company, GMIB, GMWB and GMAB. The Company has subsequently ceded certain GMWB rider liabilities and the assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meets the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

U.S. GMWB CEDED REINSURANCE DERIVATIVE

The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the Living Benefits Required to be Fair Valued discussion below and is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability, such as lapses, fund selection, resets and withdrawal utilization and risk margins.

During 2009, the Company entered into a reinsurance arrangement with an affiliated captive reinsurer to transfer a portion of its risk of loss associated with direct US GMWB and assumed HLIKK GMIB, GMWB, and GMAB. In addition, in 2010 the Company entered into reinsurance arrangements with the affiliated captive reinsurer to transfer its risk of loss associated with direct UK GMWB. These arrangements are recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses. Please see
Note 16 for more information on this transaction.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security, and short-term investments of the Company.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Fair values for GMWB and guaranteed minimum accumulation benefit ("GMAB") contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). As a result of sustained volatility in the Company's credit default spreads, during 2009 the Company changed its estimate of the Credit Standing Adjustment to incorporate a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. Prior to the first quarter of 2009, the Company calculated the Credit Standing Adjustment by using default rates published by rating agencies, adjusted for market recoverability. For the year ended December 30, 2011, 2010 and 2009, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized losses of $(156), $(8) and $(263), respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total pre-tax realized gains of approximately $13, $45 and $231 for the year ended December, 31, 2011, 2010 and 2009, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $(18), $31 and $481 for the year ended December 31, 2011, 2010 and 2009, respectively.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the years ending December 31, 2011 and 2010, for the financial instruments classified as Level 3.

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR TWELVE MONTHS FROM JANUARY 1, 2011 TO DECEMBER 31, 2011

                                                                FIXED MATURITIES, AFS
                                                                                                      FOREIGN
                                                                                                    GOVT./GOVT.
                               ABS         CDOS             CMBS               CORPORATE              AGENCIES
----------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2011                          $408       $1,869            $492                 $1,486                  $40
Total realized/unrealized
 gains (losses)
 Included in net income (2)     (26)         (30)             13                    (27)                  --
 Included in OCI (3)             18          112              41                    (14)                  --
Purchases                        35           --              18                     83                   --
Settlements                     (32)        (129)            (72)                   (92)                  (3)
Sales                            (9)         (54)           (225)                  (122)                  --
Transfers into Level 3 (4)       79           30             131                    498                   29
Transfers out of Level 3 (4)   (156)      (1,470)            (50)                  (315)                 (29)
                               ----       ------            ----                 ------                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2011  $317         $328            $348                 $1,497                  $37
                               ----       ------            ----                 ------                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)         $(14)        $(29)            $(5)                  $(11)                $ --
                               ----       ------            ----                 ------                 ----

                                                       FIXED MATURITIES, AFS
                                                                 TOTAL FIXED              FIXED
                                                                 MATURITIES,           MATURITIES,
                                 MUNICIPAL          RMBS             AFS                   FVO
-----------------------------  ---------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2011                               $258            $1,105          $5,658                 $511
Total realized/unrealized
 gains (losses)
 Included in net income (2)           --             (21)              (91)                  23
 Included in OCI (3)                  46              (3)              200                   --
Purchases                             87              25               248                   --
Settlements                           --            (111)             (439)                  (2)
Sales                                 --             (16)             (426)                 (43)
Transfers into Level 3 (4)            --              69               836                   --
Transfers out of Level 3 (4)          (9)           (115)           (2,144)                  (5)
                                    ----            ----            ------                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2011       $382            $933            $3,842                 $484
                                    ----            ----            ------                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)              $ --            $(15)             $(74)                 $19
                                    ----            ----            ------                 ----

                                                              FREESTANDING DERIVATIVES (5)

                                  EQUITY
                                SECURITIES,                                                 INTEREST
                                    AFS           CREDIT                EQUITY                RATE
-----------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2011                                $47            $(344)                $4                   $(53)
Total realized/unrealized
 gains (losses)
 Included in net income (2)          (11)            (144)                (8)                     9
 Included in OCI (3)                  (3)              --                 --                     --
Purchases                             31               20                 40                     --
Settlements                           --              (21)                --                    (47)
Sales                                 (4)              --                 --                     --
Transfers out of Level 3 (4)          (4)              --                 --                     --
                                   -----          -------                 --                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2011        $56            $(489)                $36                  $(91)
                                   -----          -------                 --                  -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)               $(9)           $(137)                $(8)                  $10
                                   -----          -------                 --                  -----

                                                       FREESTANDING DERIVATIVES (5)
                                                        U.S.               INTL.
                                    U.S.               MACRO              PROGRAM             TOTAL FREE-
                                    GMWB               HEDGE              HEDGING              STANDING
                                  HEDGING             PROGRAM              INSTR.           DERIVATIVES (5)
-----------------------------  -----------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2011                                $600                $203                  $5                $415
Total realized/unrealized
 gains (losses)
 Included in net income (2)           279                (128)                  3                  11
 Included in OCI (3)                   --                  --                  --                  --
Purchases                              23                 347                 (43)                387
Settlements                           (19)                (65)                 --                (152)
Sales                                  --                  --                  --                  --
Transfers out of Level 3 (4)           --                  --                  --                  --
                                   ------              ------              ------              ------
FAIR VALUE AS OF DECEMBER 31,
                         2011        $883                $357                $(35)               $661
                                   ------              ------              ------              ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2)               $278               $(107)                $(4)                $32
                                   ------              ------              ------              ------

                                        REINSURANCE RECOVERABLE FOR
                                            U.S. GMWB AND JAPAN               SEPARATE
                                          GMWB, GMIB, AND GMAB (6)            ACCOUNTS
-------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2011                    $2,002                      $1,247
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                        504                          25
 Included in OCI (3)                                   111                          --
Purchases                                               --                         292
Settlements                                            456                          --
Sales                                                   --                        (171)
Transfers into Level 3 (4)                              --                          14
Transfers out of Level 3 (4)                            --                        (376)
                                                  --------                    --------
 FAIR VALUE AS OF DECEMBER 31, 2011                 $3,073                      $1,031
                                                  --------                    --------
Changes in unrealized gains
 (losses) included in net income
 related to financial instruments
 still held at December 31, 2011
 (2)                                                  $504                         $(1)
                                                  --------                    --------

                                         OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE
                                GUARANTEED                                        TOTAL OTHER
                                  LIVING                  EQUITY              POLICYHOLDER FUNDS
                               BENEFITS (7)            LINKED NOTES          AND BENEFITS PAYABLE
--------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1,
 2011                             $(4,258)                   $(9)                   $(4,267)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                          (1,118)                    --                     (1,118)
 Included in OCI (3)                 (126)                    --                       (126)
Settlements                          (274)                    --                       (274)
                                  -------                  -----                    -------
  FAIR VALUE AS OF DECEMBER
                   31, 2011       $(5,776)                   $(9)                   $(5,785)
                                  -------                  -----                    -------
Changes in unrealized gains
 (losses) included in net
 income related to
 financial instruments
 still held at December 31,
 2011 (2)                         $(1,118)                  $ --                    $(1,118)
                                  -------                  -----                    -------


                                 OTHER         CONSUMER
                              LIABILITIES        NOTES
---------------------------  -----------------------------
LIABILITIES
Fair value as of January 1,
 2011                             $(37)           $(5)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                           28              1
 Included in OCI (3)                --             --
Settlements                         --             --
                                  ----            ---
  FAIR VALUE AS OF DECEMBER
                   31, 2011        $(9)           $(4)
                                  ----            ---
Changes in unrealized gains
 (losses) included in net
 income related to
 financial instruments
 still held at December 31,
 2011 (2)                          $28             $1
                                  ----            ---

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2010 TO DECEMBER 31, 2010

                                                                 FIXED MATURITIES, AFS
                                                                                                         FOREIGN
                                                                                                       GOVT./GOVT.
                                ABS         CDOS             CMBS                 CORPORATE              AGENCIES
-------------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2010                           $497       $2,109             $269                  $5,239                  $80
Total realized/unrealized
 gains (losses)
 Included in net income (2)      (16)        (124)             (98)                    (10)                  --
 Included in OCI (3)              71          467              327                     193                    1
Purchases, issuances, and
 settlements                     (59)        (187)            (157)                    (66)                  (8)
Transfers into Level 3 (4)        40           42              267                     800                   --
Transfers out of Level 3 (4)    (125)        (438)            (116)                 (4,670)                 (33)
                               -----       ------            -----                 -------                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2010   $408       $1,869             $492                  $1,486                  $40
                               -----       ------            -----                 -------                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)           $(6)       $(130)            $(58)                   $(20)                $ --
                               -----       ------            -----                 -------                 ----

                                              FIXED MATURITIES, AFS
                                                                     TOTAL FIXED          FIXED
                                                                     MATURITIES,       MATURITIES,
                                  MUNICIPAL           RMBS               AFS               FVO
-----------------------------  ---------------------------------------------------------------------
ASSETS
Fair value as of January 1,
 2010                                $218              $995             $9,407             $ --
Total realized/unrealized
 gains (losses)
 Included in net income (2)             1               (38)              (285)              74
 Included in OCI (3)                   24               228              1,311               --
Purchases, issuances, and
 settlements                           19              (129)              (587)             (10)
Transfers into Level 3 (4)             --               102              1,251              447
Transfers out of Level 3 (4)           (4)              (53)            (5,439)              --
                                    -----            ------            -------            -----
FAIR VALUE AS OF DECEMBER 31,
                         2010        $258            $1,105             $5,658             $511
                                    -----            ------            -------            -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)               $ --              $(35)             $(249)             $71
                                    -----            ------            -------            -----

                                                             FREESTANDING DERIVATIVES (5)

                                   EQUITY
                                SECURITIES,                                                 INTEREST
                                    AFS            CREDIT               EQUITY                RATE
-------------------------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2010                                $32            $(161)                $(2)                  $5
Total realized/unrealized
 gains (losses)
 Included in net income (2)           (3)             104                   6                   (3)
 Included in OCI (3)                   7               --                  --                   --
Purchases, issuances, and
 settlements                          11                3                  --                  (44)
Transfers into Level 3 (4)            --             (290)                 --                   --
Transfers out of Level 3 (4)          --               --                  --                  (11)
                                    ----            -----                 ---                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2010        $47            $(344)                 $4                 $(53)
                                    ----            -----                 ---                 ----
Changes in unrealized gains
 (losses) included innet
 income related to financial
 instruments still held at
 December 31, 2010 (2)               $(3)            $103                  $6                 $(23)
                                    ----            -----                 ---                 ----

                                                            FREESTANDING DERIVATIVES (5)
                                                               U.S.                 INTL.
                                         U.S.                  MACRO               PROGRAM              TOTAL FREE-
                                         GMWB                  HEDGE               HEDGING               STANDING
                                        HEDGING               PROGRAM               INSTR.            DERIVATIVES (5)
-----------------------------  ---------------------------------------------------------------------------------------
ASSETS (LIABILITIES)
Fair value as of January 1,
 2010                                     $236                  $278                  $12                   $368
Total realized/unrealized
 gains (losses)
 Included in net income (2)                (74)                 (312)                 (29)                  (308)
 Included in OCI (3)                        --                    --                   --                     --
Purchases, issuances, and
 settlements                               442                   237                   22                    660
Transfers into Level 3 (4)                  --                    --                   --                   (290)
Transfers out of Level 3 (4)                (4)                   --                   --                    (15)
                                         -----                 -----                 ----                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2010             $600                  $203                   $5                   $415
                                         -----                 -----                 ----                  -----
Changes in unrealized gains
 (losses) included innet
 income related to financial
 instruments still held at
 December 31, 2010 (2)                    $(61)                $(292)                $(29)                 $(296)
                                         -----                 -----                 ----                  -----

                                              REINSURANCE
                                          RECOVERABLE FOR U.S.      SEPARATE
                                                GMWB (6)            ACCOUNTS
--------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2010                 $1,108                $962
Total realized/unrealized gains (losses)
 Included in net income (1),(2)                     182                 142
 Included in OCI (3)                                260                  --
Purchases, issuances, and settlements               452                 314
Transfers into Level 3 (4)                           --                  14
Transfers out of Level 3 (4)                         --                (185)
                                                 ------              ------
      FAIR VALUE AS OF DECEMBER 31, 2010         $2,002              $1,247
                                                 ------              ------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2010 (2)                             $182                 $20
                                                 ------              ------

                                                  OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE (1)
                                  GUARANTEED                                   EQUITY                 TOTAL OTHER
                                LIVING BENEFITS        INSTITUTIONAL           LINKED           POLICYHOLDER FUNDS AND
                                      (7)                  NOTES               NOTES               BENEFITS PAYABLE
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
Fair value as of January 1,
 2010                               $(3,439)                $(2)                $(10)                   $(3,451)
Total realized/unrealized
 gains (losses)
Included in net income
 (1),(2)                               (259)                  2                   --                       (257)
Included in OCI (3)                    (307)                 --                   --                       (307)
Purchases, issuances and
 settlements                           (253)                 --                    1                       (252)
Transfers into Level 3 (4)               --                  --                   --                         --
                                    -------                 ---                 ----                    -------
FAIR VALUE AS OF DECEMBER 31,                                 $
                         2010       $(4,258)                 --                  $(9)                   $(4,267)
                                    -------                 ---                 ----                    -------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)                $(259)                 $2                 $ --                      $(257)
                                    -------                 ---                 ----                    -------


                                        OTHER                CONSUMER
                                     LIABILITIES              NOTES
-----------------------------  ------------------------------------------
LIABILITIES
Fair value as of January 1,
 2010                                    $ --                    $(5)
Total realized/unrealized
 gains (losses)
Included in net income
 (1),(2)                                  (26)                    --
Included in OCI (3)                        --                     --
Purchases, issuances and
 settlements                               --                     --
Transfers into Level 3 (4)                (11)                    --
                                         ----                 ------
FAIR VALUE AS OF DECEMBER 31,
                         2010            $(37)                   $(5)
                                         ----                 ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2010 (2)                   $ --                   $ --
                                         ----                 ------

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) Includes fair value of reinsurance recoverables of approximately $2.6 billion and $1.7 billion as of December 31, 2011 and December 31, 2010, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 16 of the Notes to Consolidated Financial Statements for more information.

(7) Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

FAIR VALUE OPTION

The Company elected the fair value option for its investments containing an embedded credit derivative which were not bifurcated as a result of adoption of new accounting guidance effective July 1, 2010. The underlying credit risk of these securities is primarily corporate bonds and commercial real estate. The Company elected the fair value option given the complexity of bifurcating the economic components associated with the embedded credit derivative. Additionally, the Company elected the fair value option for purchases of foreign government securities to align with the accounting for yen-based fixed annuity liabilities, which are adjusted for changes in spot rates through realized gains and losses. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

The Company previously elected the fair value option for one of its consolidated VIEs in order to apply a consistent accounting model for the VIE's assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that references third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there has been no adjustment to the market value of the notes for the Company's own credit risk.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                         FOR THE YEARS ENDED
                                            DECEMBER 31,
                                2011                       2010
---------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                 $ --                   $(5)
  Corporate                             10                    (7)
  CRE CDOs                             (33)                   79
  Foreign government                    45                    --
OTHER LIABILITIES
 Credit-linked notes                    28                   (26)
                                     -----                 -----
  TOTAL REALIZED CAPITAL GAINS         $50                   $41
                                     -----                 -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                          AS OF DECEMBER 31,
                                2011                         2010
-----------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                    $65                   $64
  CRE CDOs                               214                   260
  Corporate                              272                   251
  Foreign government                     766                    64
                                     -------                 -----
 Total fixed maturities, FVO          $1,317                  $639
OTHER LIABILITIES
 Credit-linked notes (1)                  $9                   $37
                                     -------                 -----

(1) As of December 31, 2011 and 2010, the outstanding principal balance of the notes was $243.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2011 and 2010 were as follows:

                                         DECEMBER 31, 2011                    DECEMBER 31, 2010
                                     CARRYING               FAIR          CARRYING               FAIR
                                      AMOUNT                VALUE          AMOUNT                VALUE
--------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                           $1,952               $2,099          $2,128               $2,164
 Mortgage loans                          4,182                4,382           3,244                3,272
                                     ---------            ---------       ---------            ---------
LIABILITIES
 Other policyholder funds and
  benefits payable (1)                 $10,065              $10,959         $10,824              $11,050
 Consumer notes (2)                        310                  305             377                  392
                                     ---------            ---------       ---------            ---------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities since December 31, 2010.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

SIGNIFICANT INVESTMENT ACCOUNTING POLICIES

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value. The equity investments associated with the variable annuity products offered in Japan are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2011, 2010 and 2009 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems debt securities and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value ("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement, or if a loan is more than 60 days past due. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's policies previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships and other alternative investments, the equity method of accounting is used to recognize the Company's share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2011, 2010 and 2009.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in Japan and the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

SIGNIFICANT DERIVATIVE INSTRUMENTS ACCOUNTING POLICIES

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, the State of Illinois and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral held, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company, credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds for every counterparty. The maximum uncollateralized threshold for a derivative counterparty for a single level entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company generally requires that derivative contracts, other than exchange traded contracts, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

NET INVESTMENT INCOME (LOSS)

                                         FOR THE YEARS ENDED
                                             DECEMBER 31,
                                                 2010
                           2011              (BEFORE-TAX)            2009
--------------------------------------------------------------------------------
Fixed maturities             $1,941              $1,977              $2,094
Equity securities, AFS           10                  14                  43
Mortgage loans                  206                 199                 232
Policy loans                    128                 129                 136
Limited partnerships and
 other alternative
 investments                    143                 121                (171)
Other investments               226                 253                 242
Investment expenses             (74)                (72)                (71)
                           --------            --------            --------
 TOTAL SECURITIES AFS AND
                    OTHER     2,580               2,621               2,505
Equity securities,
 trading                        (14)                238                 343
                           --------            --------            --------
     TOTAL NET INVESTMENT
            INCOME (LOSS)    $2,566              $2,859              $2,848
                           --------            --------            --------

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2011, 2010 and 2009, was ($111), $160 and $276, respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL GAINS (LOSSES)

                                           FOR THE YEARS ENDED
                                              DECEMBER 31,
                                                 2010
                              2011           (Before-tax)            2009
--------------------------------------------------------------------------------
Gross gains on sales            $405               $486                $364
Gross losses on sales           (200)              (336)               (828)
Net OTTI losses recognized
 in earnings                    (125)              (336)             (1,192)
Valuation allowances on
 mortgage loans                   25               (108)               (292)
Japanese fixed annuity
 contract hedges, net (1)          3                 27                  47
Periodic net coupon
 settlements on credit
 derivatives/Japan                --                 (3)                (33)
Results of variable annuity
 hedge program
 U. S. GMWB derivatives, net    (397)                89               1,464
 U. S. Macro hedge program      (216)              (445)               (733)
                              ------            -------            --------
 Total U.S. program             (613)              (356)                731
International program            723                (13)               (138)
                              ------            -------            --------
Total results of variable
 annuity hedge program           110               (369)                593
GMIB/GMAB/GMWB reinsurance
 assumed                        (326)              (769)              1,106
Coinsurance and modified
 coinsurance ceded
 reinsurance contracts           373                284                (577)
Other, net (2)                  (264)               180                 (64)
                              ------            -------            --------
  NET REALIZED CAPITAL GAINS
                    (LOSSES)      $1              $(944)              $(876)
                              ------            -------            --------

(1) Relates to the Japanese fixed annuity product (adjustment of product liability for changes in spot currency exchange rates, related derivative hedging instruments, excluding net period coupon settlements, and Japan FVO securities).

(2) Primarily consists of losses on non-qualifying derivatives and fixed maturities, FVO, Japan 3Win related foreign currency swaps and other investment gains and losses.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                      FOR THE YEARS ENDED DECEMBER 31,
                                    2011            2010            2009
--------------------------------------------------------------------------------
Fixed maturities, AFS
 Sale proceeds                      $19,861         $27,739         $27,809
 Gross gains                            354             413             495
 Gross losses                          (205)           (299)           (830)
Equity securities, AFS
 Sale proceeds                         $147            $171            $162
 Gross gains                             50              12               2
 Gross losses                            --              (4)            (27)
                                  ---------       ---------       ---------

Sales of AFS securities in 2011 were the result of the reinvestment into spread product well-positioned for modest economic growth, as well as the purposeful reduction of certain exposures.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2011 and 2010.

                                      FOR THE YEARS ENDED DECEMBER 31,
                                    2011            2010            2009
--------------------------------------------------------------------------------
Balance as of beginning of
 period                             $(1,598)        $(1,632)           $ --
Credit impairments remaining in
 retained earnings related to
 adoption of new accounting
 guidance in April 2009                  --              --            (941)
Additions for credit impairments
 recognized on (1):
 Securities not previously
  impaired                              (41)           (181)           (690)
 Securities previously impaired         (47)           (122)           (201)
Reductions for credit
 impairments previously
 recognized on:
 Securities that matured or were
  sold during the period                358             314             196
 Securities that the Company
  intends to sell or more likely
  than not will be required to
  sell before recovery                   --              --               1
 Securities due to an increase
  in expected cash flows                  9              23               3
                                  ---------       ---------       ---------
     BALANCE AS OF END OF PERIOD    $(1,319)        $(1,598)        $(1,632)
                                  ---------       ---------       ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                        DECEMBER 31, 2011
                                    COST OR                 GROSS                  GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED           FAIR             CREDIT
                                     COST                   GAINS                  LOSSES             VALUE           OTTI (1)
----------------------------------------------------------------------------------------------------------------------------------
ABS                                  $2,361                    $38                  $(306)            $2,093              $(3)
CDOs                                  2,055                     15                   (272)             1,798              (29)
CMBS                                  4,418                    169                   (318)             4,269              (19)
Corporate (2)                        28,084                  2,729                   (539)            30,229               --
Foreign govt./govt. agencies          1,121                    106                     (3)             1,224               --
Municipal                             1,504                    104                    (51)             1,557               --
RMBS                                  4,069                    170                   (416)             3,823              (97)
U.S. Treasuries                       2,624                    162                     (1)             2,785
                                    -------                 ------                 ------            -------            -----
  TOTAL FIXED MATURITIES, AFS        46,236                  3,493                 (1,906)            47,778             (148)
Equity securities, AFS                  443                     21                    (66)               398               --
                                    -------                 ------                 ------            -------            -----
         TOTAL AFS SECURITIES       $46,679                 $3,514                 $(1,972)          $48,176            $(148)
                                    -------                 ------                 ------            -------            -----

                                                                        DECEMBER 31, 2010
                                    COST OR                 GROSS                  GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED           FAIR             CREDIT
                                     COST                   GAINS                  LOSSES             VALUE           OTTI (1)
-----------------------------  ---------------------------------------------------------------------------------------------------
ABS                                  $2,395                    $29                  $(356)            $2,068              $(1)
CDOs                                  2,278                     --                   (379)             1,899              (59)
CMBS                                  5,283                    146                   (401)             5,028              (15)
Corporate (2)                        25,934                  1,545                   (538)            26,915                6
Foreign govt./govt. agencies            963                     48                     (9)             1,002               --
Municipal                             1,149                      7                   (124)             1,032               --
RMBS                                  4,450                     79                   (411)             4,118             (113)
U.S. Treasuries                       2,871                     11                   (110)             2,772               --
                                    -------                 ------                 ------            -------            -----
  TOTAL FIXED MATURITIES, AFS        45,323                  1,865                 (2,328)            44,834             (182)
Equity securities, AFS                  320                     61                    (41)               340               --
                                    -------                 ------                 ------            -------            -----
         TOTAL AFS SECURITIES       $45,643                 $1,926                 $(2,369)          $45,174            $(182)
                                    -------                 ------                 ------            -------            -----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2011 and 2010.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                              DECEMBER 31, 2011
                             AMORTIZED COST                      FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                        $2,340                       $2,359
Over one year through five
 years                                  10,006                       10,378
Over five years through ten
 years                                   8,133                        8,728
Over ten years                          12,854                       14,330
                                     ---------                    ---------
 Subtotal                               33,333                       35,795
Mortgage-backed and
 asset-backed securities                12,903                       11,983
                                     ---------                    ---------
                      TOTAL            $46,236                      $47,778
                                     ---------                    ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2011 and 2010, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. As of December 31, 2011, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, the Government of the United Kingdom and AT&T Inc. which each comprised less than 1.2% of total invested assets. As of December 31, 2010, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Berkshire Hathaway Inc. and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2011 were commercial real estate, U.S. Treasuries and utilities which comprised approximately 14%, 9% and 9%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2010 were commercial real estate, U.S. Treasuries and financial services which comprised approximately 15%, 10% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                           DECEMBER 31, 2011
                                                        LESS THAN 12 MONTHS
                                           AMORTIZED            FAIR          UNREALIZED
                                              COST             VALUE            LOSSES
------------------------------------------------------------------------------------------------
ABS                                            $420              $385             $(35)
CDOs                                             80                58              (22)
CMBS                                            911               830              (81)
Corporate (1)                                 2,942             2,823             (119)
Foreign govt./govt. agencies                     24                23               (1)
Municipal                                       202               199               (3)
RMBS                                            355               271              (84)
U.S. Treasuries                                 185               184               (1)
                                             ------            ------            -----
                TOTAL FIXED MATURITIES        5,119             4,773             (346)
Equity securities                               115                90              (25)
                                             ------            ------            -----
TOTAL SECURITIES IN AN UNREALIZED LOSS       $5,234            $4,863            $(371)
                                             ------            ------            -----

                                                            DECEMBER 31, 2011
                                                          12 MONTHS OR MORE
                                           AMORTIZED            FAIR           UNREALIZED
                                              COST             VALUE             LOSSES
--------------------------------------  ----------------------------------------------------------
ABS                                          $1,002              $731              $(271)
CDOs                                          1,956             1,706               (250)
CMBS                                          1,303             1,066               (237)
Corporate (1)                                 2,353             1,889               (420)
Foreign govt./govt. agencies                     40                38                 (2)
Municipal                                       348               300                (48)
RMBS                                          1,060               728               (332)
U.S. Treasuries                                   -                 -                  -
                                             ------            ------            -------
                TOTAL FIXED MATURITIES        8,062             6,458             (1,560)
Equity securities                               104                63                (41)
                                             ------            ------            -------
TOTAL SECURITIES IN AN UNREALIZED LOSS       $8,166            $6,521            $(1,601)
                                             ------            ------            -------

                                                           DECEMBER 31, 2011
                                                                 TOTAL
                                            AMORTIZED            FAIR            UNREALIZED
                                              COST               VALUE             LOSSES
--------------------------------------  -------------------------------------------------------
ABS                                           $1,422             $1,116              $(306)
CDOs                                           2,036              1,764               (272)
CMBS                                           2,214              1,896               (318)
Corporate (1)                                  5,295              4,712               (539)
Foreign govt./govt. agencies                      64                 61                 (3)
Municipal                                        550                499                (51)
RMBS                                           1,415                999               (416)
U.S. Treasuries                                  185                184                 (1)
                                             -------            -------            -------
                TOTAL FIXED MATURITIES        13,181             11,231             (1,906)
Equity securities                                219                153                (66)
                                             -------            -------            -------
TOTAL SECURITIES IN AN UNREALIZED LOSS       $13,400            $11,384            $(1,972)
                                             -------            -------            -------

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

                                                           DECEMBER 31, 2010
                                                        LESS THAN 12 MONTHS
                                            COST OR
                                           AMORTIZED            FAIR          UNREALIZED
                                              COST             VALUE            LOSSES
------------------------------------------------------------------------------------------------
ABS                                            $237              $226             $(11)
CDOs                                            316               288              (28)
CMBS                                            374               355              (19)
Corporate                                     3,726             3,591             (130)
Foreign govt./govt. agencies                    250               246               (4)
Municipal                                       415               399              (16)
RMBS                                          1,187             1,155              (32)
U.S. Treasuries                               1,142             1,073              (69)
                                             ------            ------            -----
           TOTAL FIXED MATURITIES, AFS        7,647             7,333             (309)
Equity securities. AFS                           18                17               (1)
                                             ------            ------            -----
 TOTAL AFS SECURITIES IN AN UNREALIZED
                                  LOSS       $7,665            $7,350            $(310)
                                             ------            ------            -----

                                                             DECEMBER 31, 2010
                                                          12 MONTHS OR MORE
                                             COST OR
                                            AMORTIZED            FAIR           UNREALIZED
                                              COST              VALUE             LOSSES
--------------------------------------  -----------------------------------------------------------
ABS                                           $1,226              $881              $(345)
CDOs                                           1,934             1,583               (351)
CMBS                                           2,532             2,150               (382)
Corporate                                      2,777             2,348               (408)
Foreign govt./govt. agencies                      40                35                 (5)
Municipal                                        575               467               (108)
RMBS                                           1,379             1,000               (379)
U.S. Treasuries                                  158               117                (41)
                                             -------            ------            -------
           TOTAL FIXED MATURITIES, AFS        10,621             8,581             (2,019)
Equity securities. AFS                           148               108                (40)
                                             -------            ------            -------
 TOTAL AFS SECURITIES IN AN UNREALIZED
                                  LOSS       $10,769            $8,689            $(2,059)
                                             -------            ------            -------

                                                           DECEMBER 31, 2010
                                                                 TOTAL
                                             COST OR
                                            AMORTIZED            FAIR            UNREALIZED
                                              COST               VALUE             LOSSES
--------------------------------------  -------------------------------------------------------
ABS                                           $1,463             $1,107              $(356)
CDOs                                           2,250              1,871               (379)
CMBS                                           2,906              2,505               (401)
Corporate                                      6,503              5,939               (538)
Foreign govt./govt. agencies                     290                281                 (9)
Municipal                                        990                866               (124)
RMBS                                           2,566              2,155               (411)
U.S. Treasuries                                1,300              1,190               (110)
                                             -------            -------            -------
           TOTAL FIXED MATURITIES, AFS        18,268             15,914             (2,328)
Equity securities. AFS                           166                125                (41)
                                             -------            -------            -------
 TOTAL AFS SECURITIES IN AN UNREALIZED
                                  LOSS       $18,434            $16,039            $(2,369)
                                             -------            -------            -------

As of December 31, 2011, AFS securities in an unrealized loss position, comprised of 1,922 securities, primarily related to corporate securities primarily within the financial services sector, CMBS and RMBS which have experienced significant price deterioration. As of December 31, 2011, 73% of these securities were depressed less than 20% of cost or amortized cost. The decline in unrealized losses during 2011 was primarily attributable to a decline in interest rates, partially offset by credit spread widening.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                   DECEMBER 31, 2011
                                  AMORTIZED            VALUATION            CARRYING
                                   COST (1)            ALLOWANCE             VALUE
----------------------------------------------------------------------------------------
Commercial                           $4,205               $(23)               $4,182
                                   --------              -----              --------
         TOTAL MORTGAGE LOANS        $4,205               $(23)               $4,182
                                   --------              -----              --------

                                                   DECEMBER 31, 2010
                                  AMORTIZED            VALUATION            CARRYING
                                   COST (1)            ALLOWANCE             VALUE
-----------------------------  ---------------------------------------------------------
Commercial                           $3,306                (62)                3,244
                                   --------              -----              --------
         TOTAL MORTGAGE LOANS        $3,306               $(62)               $3,244
                                   --------              -----              --------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

As of December 31, 2011, the carrying value of mortgage loans associated with the valuation allowance was $347. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $57 and $4, respectively, as of December 31, 2011, and $64 and $4, respectively, as of December 31, 2010. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets. As of December 31, 2011, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                     FOR THE YEARS ENDED DECEMBER 31,
                                     2011              2010          2009
--------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1              $ (62)            $ (260)        $ (13)
Additions                               25               (108)         (292)
Deductions                              14                306            45
                                     -----            -------       -------
BALANCE AS OF DECEMBER 31             $(23)              $(62)        $(260)
                                     -----            -------       -------

The current weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 66% as of December 31, 2011, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The current weighted average DSCR of the Company's commercial mortgage loan portfolio was approximately 1.99x as of December 31, 2011. The Company did not hold any commercial mortgage loans greater than 60 days past due.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY

                                                DECEMBER 31, 2011                                DECEMBER 31, 2010
                                      Carrying              Avg. Debt-Service          Carrying              Avg. Debt-Service
                                       Value                  Coverage Ratio            Value                  Coverage Ratio
---------------------------------------------------------------------------------------------------------------------------------
LOAN-TO-VALUE
Greater than 80%                          $422                     1.67x                   $961                     1.67x
65% - 80%                                1,779                     1.57x                  1,366                     2.11x
Less than 65%                            1,981                     2.45x                    917                     2.44x
                                      --------                    ------               --------                    ------
TOTAL COMMERCIAL MORTGAGE LOANS         $4,182                     1.99X                 $3,244                     2.07X
                                      --------                    ------               --------                    ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                                       DECEMBER 31, 2011                           DECEMBER 31, 2010
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
East North Central                                   $59                     1.4%                $51                     1.6%
Middle Atlantic                                      401                     9.6%                344                    10.6%
Mountain                                              61                     1.5%                 49                     1.5%
New England                                          202                     4.8%                188                     5.8%
Pacific                                            1,268                    30.3%                898                    27.7%
South Atlantic                                       810                    19.4%                679                    20.9%
West North Central                                    16                     0.4%                 19                     0.6%
West South Central                                   115                     2.7%                117                     3.6%
Other (1)                                          1,250                    29.9%                899                    27.7%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $4,182                   100.0%             $3,244                   100.0%
                                                --------                 -------            --------                 -------

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                                       DECEMBER 31, 2011                           DECEMBER 31, 2010
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                                       $127                     3.0%               $177                     5.5%
 Industrial                                        1,262                    30.1%                833                    25.7%
 Lodging                                              84                     2.0%                123                     3.8%
 Multifamily                                         734                    17.6%                479                    14.8%
 Office                                              836                    20.0%                796                    24.5%
 Retail                                              918                    22.0%                556                    17.1%
 Other                                               221                     5.3%                280                     8.6%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $4,182                   100.0%             $3,244                   100.0%
                                                --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its investment management services and original investment.

                                                               DECEMBER 31, 2011            MAXIMUM
                                             TOTAL                   TOTAL                  EXPOSURE
                                             ASSETS             LIABILITIES (1)           TO LOSS (2)
--------------------------------------------------------------------------------------------------------
CDOs (3)                                       $491                    $474                     $25
Limited partnerships                              7                       3                       4
                                             ------                  ------                  ------
                                 TOTAL         $498                    $477                     $29
                                             ------                  ------                  ------

                                                               DECEMBER 31, 2010            MAXIMUM
                                             TOTAL                   TOTAL                  EXPOSURE
                                             ASSETS             LIABILITIES (1)           TO LOSS (2)
--------------------------------------  ----------------------------------------------------------------
CDOs (3)                                       $729                    $416                    $265
Limited partnerships                             14                       6                       8
                                             ------                  ------                  ------
                                 TOTAL         $743                    $422                    $273
                                             ------                  ------                  ------

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company's investment.

(3) Total assets included in fixed maturities, AFS, and fixed maturities, FVO, in the Company's Consolidated Balance Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.

NON-CONSOLIDATED VIES

The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2011 and 2010.

In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

EQUITY METHOD INVESTMENTS

The Company has investments in limited partnerships and other alternative investments which include hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"). These investments are accounted for under the equity method and the Company's maximum exposure to loss as of December 31, 2011 is limited to the total carrying value of $1.4 billion. In addition, the Company has outstanding commitments totaling approximately $376, to fund limited partnership and other alternative investments as of December 31, 2011. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2011, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $75.7 billion and $81.6 billion as of December 31, 2011 and 2010, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $13.8 billion and $15.6 billion as of December 31, 2011 and 2010, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $1.2 billion, $927 and ($437) for the periods ended December 31, 2011, 2010 and 2009, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $8.1 billion, $9.7 billion, and ($6.9) billion for the periods ended December 31, 2011, 2010 and 2009, respectively. As of, and for the period ended, December 31, 2011, the aggregated summarized financial data reflects the latest available financial information.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would otherwise be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

CASH FLOW HEDGES

INTEREST RATE SWAPS

Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities.

The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the purchase of fixed-rate securities. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to minimize cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

INTEREST RATE SWAPS

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

INTEREST RATE SWAPS, SWAPTIONS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, swaptions, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2011 and 2010, the notional amount of interest rate swaps in offsetting relationships was $5.1 billion and $4.7 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

Prior to the second quarter of 2009, The Company offered certain variable annuity products with a GMIB rider through an affiliate, HLIKK, in Japan. The GMIB rider is reinsured to a wholly-owned U.S. subsidiary, which invests in U.S. dollar denominated assets to support the liability. The U.S. subsidiary entered into pay U.S. dollar, receive yen forward contracts to hedge the currency and interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

Prior to the second quarter of 2009, The Company offered a yen denominated fixed annuity product through HLIKK and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

CREDIT DERIVATIVES THAT PURCHASE CREDIT PROTECTION

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. These contracts require the Company to pay a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract.

CREDIT DERIVATIVES THAT ASSUME CREDIT RISK

Credit default swaps are used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts entitle the Company to receive a periodic fee in exchange for an obligation to compensate the derivative counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk due to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities.

CREDIT DERIVATIVES IN OFFSETTING POSITIONS

The Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS, OPTIONS AND FUTURES

The Company offers certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives. In addition, during third quarter of 2011 the Company entered into equity index options and futures with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio.

U.S. GMWB PRODUCT DERIVATIVES

The Company offers certain variable annuity products with a GMWB rider in the U.S. The GMWB is a bifurcated embedded derivative that provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The notional value of the embedded derivative is the GRB.

U.S. GMWB REINSURANCE CONTRACTS

The Company has entered into reinsurance arrangements to offset a portion of its risk exposure to the GMWB for the remaining lives of covered variable annuity contracts. Reinsurance contracts covering GMWB are accounted for as free-standing derivatives. The notional amount of the reinsurance contracts is the GRB amount.

U.S. GMWB HEDGING INSTRUMENTS

The Company enters into derivative contracts to partially hedge exposure associated with a portion of the GMWB liabilities that are not reinsured. These derivative contracts include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index.

The following table represents notional and fair value for U.S. GMWB hedging instruments.

                                                    NOTIONAL AMOUNT                                  FAIR VALUE
                                        DECEMBER 31,              DECEMBER 31,          DECEMBER 31,              DECEMBER 31,
                                            2011                      2010                  2011                      2010
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                             $8,389                   $10,113                $385                      $209
Equity swaps, options, and futures            5,320                     4,943                 498                       391
Interest rate swaps and futures               2,697                     2,800                  11                      (133)
                                          ---------                 ---------              ------                    ------
                              TOTAL         $16,406                   $17,856                $894                      $467
                                          ---------                 ---------              ------                    ------

U.S. MACRO HEDGE PROGRAM

The Company utilizes equity options and futures contracts to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations.

The following table represents notional and fair value for the U.S. macro hedge program.

                                                 NOTIONAL AMOUNT                                    FAIR VALUE
                                      DECEMBER 31,              DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                          2011                      2010                  2011                       2010
---------------------------------------------------------------------------------------------------------------------------------
Equity futures                                59                        166                $ --                       $ --
Equity options                             6,760                     12,891                 357                        203
                                        --------                  ---------              ------                     ------
                           TOTAL          $6,819                    $13,057                $357                       $203
                                        --------                  ---------              ------                     ------

INTERNATIONAL PROGRAM PRODUCT DERIVATIVES

The Company formerly offered certain variable annuity products with GMWB or GMAB riders in the U.K. and Japan. The GMWB and GMAB are bifurcated embedded derivatives. The GMWB provides the policyholder with a GRB if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The GMAB provides the policyholder with their initial deposit in a lump sum after a specified waiting period. The notional amount of the embedded derivatives are the foreign currency denominated GRBs converted to U.S. dollars at the current foreign spot exchange rate as of the reporting period date.

INTERNATIONAL PROGRAM HEDGING INSTRUMENTS

The Company utilizes equity futures, options and swaps, and currency forwards, and options to partially hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in the U.K. and Japan. The Company also enters into foreign currency denominated interest rate swaps and swaptions to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations.

The following table represents notional and fair value for the international program hedging instruments.

                                                  NOTIONAL AMOUNT                                   FAIR VALUE
                                      DECEMBER 31,              DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                          2011                      2010                  2011                       2010
---------------------------------------------------------------------------------------------------------------------------------
Currency forwards                          $8,622                    $4,951                $446                       $166
Currency options (1)                        7,038                     5,296                  72                         62
Equity futures                              2,691                     1,002                  --                         --
Equity options                              1,120                     1,073                  (3)                         4
Equity swaps                                  392                       369                  (8)                         1
Interest rate futures                         739                        --                  --                         --
Interest rate swaps and swaptions           8,117                        --                  35                         --
                                        ---------                 ---------              ------                     ------
                            TOTAL         $28,719                   $12,691                $542                       $233
                                        ---------                 ---------              ------                     ------

(1) As of December 31, 2011 and 2010, notional amounts include $5.3 billion and $3.1 billion, respectively, related to long positions and $2.1 billion and $2.2 billion, respectively, related to short positions.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 16 of the Notes to Consolidated Financial Statements.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2010, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 16 of the Notes to Consolidated Financial Statements.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.

                                                               NET DERIVATIVES
                                          NOTIONAL AMOUNT                        FAIR VALUE
                                      DEC. 31,       DEC. 31,          DEC. 31,             DEC. 31,
                                        2011           2010              2011                 2010
--------------------------------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                     $6,339         $7,652             $276                 $144
 Foreign currency swaps                     229            255               (5)                  --
                                      ---------      ---------          -------              -------
              TOTAL CASH FLOW HEDGES      6,568          7,907              271                  144
                                      ---------      ---------          -------              -------
FAIR VALUE HEDGES
 Interest rate swaps                      1,007          1,079              (78)                 (47)
 Foreign currency swaps                     677            677              (39)                 (12)
                                      ---------      ---------          -------              -------
             TOTAL FAIR VALUE HEDGES      1,684          1,756             (117)                 (59)
                                      ---------      ---------          -------              -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures              6,252          5,490             (435)                (255)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                 208            196              (10)                 (14)
  Japan 3Win foreign currency swaps       2,054          2,285              184                  177
  Japanese fixed annuity hedging
   instruments                            1,945          2,119              514                  608
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                      1,134          1,730               23                   (5)
  Credit derivatives that assume
   credit risk (1)                        2,212          2,035             (545)                (376)
  Credit derivatives in offsetting
   positions                              5,020          5,175              (43)                 (57)
 EQUITY CONTRACTS
  Equity index swaps and options          1,433            188               23                  (10)
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivatives (2)      34,569         40,255           (2,538)              (1,611)
  U.S. GMWB reinsurance contracts         7,193          8,767              443                  280
  U.S. GMWB hedging instruments          16,406         17,856              894                  467
  U.S. macro hedge program                6,819         13,057              357                  203
  International program product
   derivatives (2)                        2,009          2,023              (30)                 (14)
  International program hedging
   instruments                           28,719         12,691              542                  233
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                             21,627         21,423           (3,207)              (2,633)
  Coinsurance and modified
   coinsurance reinsurance contracts     50,756         51,934            2,630                1,722
                                      ---------      ---------          -------              -------
     TOTAL NON-QUALIFYING STRATEGIES    188,356        187,224           (1,198)              (1,285)
                                      ---------      ---------          -------              -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES   $196,608       $196,887          $(1,044)             $(1,200)
                                      ---------      ---------          -------              -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-
  sale                                     $416           $441             $(45)                $(26)
 Other investments                       51,231         51,633            1,971                1,453
 Other liabilities                       28,717         20,318             (254)                (357)
 Consumer notes                              35             39               (4)                  (5)
 Reinsurance recoverables                55,140         58,834            3,073                2,002
 Other policyholder funds and
  benefits payable                       61,069         65,622           (5,785)              (4,267)
                                      ---------      ---------          -------              -------
                   TOTAL DERIVATIVES   $196,608       $196,887          $(1,044)             $(1,200)
                                      ---------      ---------          -------              -------

                                              ASSET DERIVATIVES                  LIABILITY DERIVATIVES
                                                  FAIR VALUE                           FAIR VALUE
                                         DEC. 31,            DEC. 31,        DEC. 31,             DEC. 31,
                                           2011                2010            2011                 2010
------------------------------------  ------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                        $276                $182             $ --                 $(38)
 Foreign currency swaps                       17                  18              (22)                 (18)
                                          ------              ------          -------              -------
              TOTAL CASH FLOW HEDGES         293                 200              (22)                 (56)
                                          ------              ------          -------              -------
FAIR VALUE HEDGES
 Interest rate swaps                          --                   4              (78)                 (51)
 Foreign currency swaps                       64                  71             (103)                 (83)
                                          ------              ------          -------              -------
             TOTAL FAIR VALUE HEDGES          64                  75             (181)                (134)
                                          ------              ------          -------              -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures                 417                 121             (852)                (376)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                    3                  --              (13)                 (14)
  Japan 3Win foreign currency swaps          184                 177               --                   --
  Japanese fixed annuity hedging
   instruments                               540                 608              (26)                  --
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                          35                  18              (12)                 (23)
  Credit derivatives that assume
   credit risk (1)                             2                   7             (547)                (383)
  Credit derivatives in offsetting
   positions                                 101                  60             (144)                (117)
 EQUITY CONTRACTS
  Equity index swaps and options              36                   5              (13)                 (15)
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivatives (2)           --                  --           (2,538)              (1,611)
  U.S. GMWB reinsurance contracts            443                 280
  U.S. GMWB hedging instruments            1,022                 647             (128)                (180)
  U.S. macro hedge program                   357                 203               --                   --
  International program product
   derivatives (2)                            --                  --              (30)                 (14)
  International program hedging
   instruments                               672                 243             (130)                 (10)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                                  --                  --           (3,207)              (2,633)
  Coinsurance and modified
   coinsurance reinsurance contracts       2,901               2,342             (271)                (620)
                                          ------              ------          -------              -------
     TOTAL NON-QUALIFYING STRATEGIES       6,713               4,711           (7,911)              (5,996)
                                          ------              ------          -------              -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
          HEDGES, AND NON-QUALIFYING
                          STRATEGIES      $7,070              $4,986          $(8,114)             $(6,186)
                                          ------              ------          -------              -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-
  sale                                      $ --                $ --             $(45)                $(26)
 Other investments                         2,745               2,021             (774)                (568)
 Other liabilities                           981                 343           (1,235)                (700)
 Consumer notes                               --                  --               (4)                  (5)
 Reinsurance recoverables                  3,344               2,622             (271)                (620)
 Other policyholder funds and
  benefits payable                            --                  --           (5,785)              (4,267)
                                          ------              ------          -------              -------
                   TOTAL DERIVATIVES      $7,070              $4,986          $(8,114)             $(6,186)
                                          ------              ------          -------              -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2010, was primarily due to the following:

- The decrease of $8.7 billion in the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of policyholder lapses and withdrawals.

- The U.S. macro hedge program notional decreased $6.2 billion primarily due to the expiration of certain out of the money options in January of 2011.

- During 2011, the Company significantly strengthened its hedge protection of variable annuity products offered in Japan. As such, the notional amount related to the international program hedging instruments increased by $16.0 billion as the Company entered into additional foreign currency denominated interest rate swaps and swaptions, currency forwards, currency options and equity futures.

- The coinsurance and modified coinsurance reinsurance contract notional decreased $1.2 billion primarily due to policyholder lapses and withdrawals.

CHANGE IN FAIR VALUE

The improvement in the total fair value of derivative instruments since December 31, 2010, was primarily related to the following:

- The fair value related to the international program hedging instruments increased as a result of the additional notional added during the year, as well as strengthening of the Japanese yen, lower global equity markets, and a decrease in interest rates.

- The decrease in the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a general decrease in long-term interest rates and higher interest rate volatility.

- Under an internal reinsurance agreement with an affiliate, the decrease in fair value associated with the GMAB, GMWB, and GMIB reinsurance contracts along with a portion of the GMWB related derivatives are ceded to the affiliated reinsurer and result in an offsetting fair value of the coinsurance and modified coinsurance reinsurance contracts.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                   NET REALIZED CAPITAL GAINS (LOSSES)
                                   GAIN (LOSS) RECOGNIZED IN OCI                           RECOGNIZED IN INCOME
                                 ON DERIVATIVE (EFFECTIVE PORTION)                 ON DERIVATIVE (INEFFECTIVE PORTION)
                                  2011         2010         2009              2011                 2010                 2009
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                $245         $232         $(357)            $(2)                  $2                   $1
Foreign currency swaps               (5)           3          (177)             --                   (1)                  75
                                 ------       ------       -------            ----                 ----                 ----
                          TOTAL    $240         $235         $(534)           $ (2)                  $1                  $76
                                 ------       ------       -------            ----                 ----                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                  GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                   INTO INCOME (EFFECTIVE PORTION)
                                                                                2011                 2010             2009
--------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                    Net realized capital gains (losses)        $6                   $5              $ --
Interest rate swaps                           Net investment income (loss)        77                   56                28
Foreign currency swaps                 Net realized capital gains (losses)        (1)                  (7)             (115)
Foreign currency swaps                        Net investment income (loss)        --                   --                 2
                                                                                ----                 ----            ------
                                                                    TOTAL        $82                  $54              $(85)
                                                                                ----                 ----            ------

As of December 31, 2011, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $76. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for forecasted transactions, excluding interest payments on existing variable-rate financial instruments) is approximately one year.

During the year ended December 31, 2011, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. For the years ended December 31, 2010 and 2009, the Company had less than $1 and $1 of net reclassifications, respectively, from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                             GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                        2011      HEDGED                           2010      HEDGED
                                          DERIVATIVE               ITEM              DERIVATIVE               ITEM
-----------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)          $ --                 $ --                  $(44)                 $38
 Benefits, losses and loss adjustment
  expenses                                     (58)                  54                    (1)                   3
Foreign currency swaps
 Net realized capital gains (losses)            (1)                   1                     8                   (8)
 Benefits, losses and loss adjustment
  expenses                                     (22)                  22                   (12)                  12
                                             -----                 ----                 -----                 ----
                                 TOTAL        $(81)                 $77                  $(49)                 $45
                                             -----                 ----                 -----                 ----

                                           GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                                             2009      HEDGED
                                               DERIVATIVE               ITEM
--------------------------------------  ------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)                $72                  $(68)
 Benefits, losses and loss adjustment
  expenses                                          (37)                   40
Foreign currency swaps
 Net realized capital gains (losses)                 51                   (51)
 Benefits, losses and loss adjustment
  expenses                                            2                    (2)
                                                  -----                 -----
                                 TOTAL              $88                  $(81)
                                                  -----                 -----

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                    DECEMBER 31,
                                          2011         2010          2009
--------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors, and
  forwards                                  $20          $14            $32
FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards          1           (3)           (37)
 Japan 3Win foreign currency swaps (1)       31          215            (22)
 Japanese fixed annuity hedging
  instruments (2)                           109          385            (12)
CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                          (8)         (17)          (379)
 Credit derivatives that assume credit
  risk                                     (141)         157            137
EQUITY CONTRACTS
 Equity index swaps and options             (67)           5             (3)
VARIABLE ANNUITY HEDGE PROGRAM
 U.S. GMWB product derivatives             (780)         486          4,686
 U.S. GMWB reinsurance contracts            131         (102)          (988)
 U.S. GMWB hedging instruments              252         (295)        (2,234)
 U.S. macro hedge program                  (216)        (445)          (733)
 International program product
  derivative                                (12)          24             41
 International program hedging
  instruments                               735          (37)          (179)
OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                                (326)        (769)         1,106
 Coinsurance and modified coinsurance
  reinsurance contracts                     373          284           (577)
                                         ------       ------       --------
                                  TOTAL    $102         $(98)          $838
                                         ------       ------       --------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and was ($100), ($273) and $64 for the years ended December 31, 2011, 2010 and 2009, respectively.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was ($129), ($332) and $67 for the years ended December 31, 2011, 2010 and 2009, respectively.

For the year ended December 31, 2011, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net gain associated with the international program hedging instruments was primarily driven by strengthening of the Japanese yen, lower global equity markets, and a decrease in interest rates.

- The loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a general decrease in long-term interest rates and higher interest rate volatility.

- The net loss associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the strengthening of the Japanese yen and a decrease in equity markets.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 of the Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss on U.S. macro hedge program was primarily driven by time decay and a decrease in equity market volatility since the purchase date of certain options during the fourth quarter.

For the year ended December 31, 2010, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss on derivatives associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a decrease in Japan interest rates, an increase in Japan currency volatility and a decrease in Japan equity markets.

- The net loss associated with the U.S. macro hedge program was primarily due to a higher equity market valuation, time decay, and lower implied market volatility.

- The net gain on the Japanese fixed annuity hedging instruments was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar.

- The net gain related to the Japan 3 Win foreign currency swaps was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar, partially offset by the decrease in U.S. long-term interest rates.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 for more information on this transaction.

- The net gain associated with credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

- The gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

- The gain on Japan variable annuity hedges was primarily driven by the appreciation of Japanese yen in comparison to the euro.

For the year ended December 31, 2009, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The gain related to the net GMWB product, reinsurance, and hedging derivatives was primarily due to liability model assumption updates given favorable trends in policyholder experience, the relative outperformance of the underlying actively managed funds as compared to their respective indices, and the impact of the Company's own credit standing. Additional net gains on GMWB related derivatives include lower implied market volatility and a general increase in long-term interest rates, partially offset by rising equity markets.

- The net gain on derivatives associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to an increase in interest rates, an increase in the Japan equity markets, a decline in Japan equity market volatility, and liability model assumption updates for credit standing.

- The net loss on the U.S. macro hedge program was primarily the result of a higher equity market valuation and the impact of trading activity.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net gain on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 for more information on this transaction.

In addition, for the year ended December 31, 2009, the Company has incurred losses of $39 on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

Refer to Note 10 for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2011 and 2010.

                            AS OF DECEMBER 31, 2011

                                                                       WEIGHTED
                                                                        AVERAGE
                                           NOTIONAL     FAIR           YEARS TO
                                          AMOUNT (2)    VALUE          MATURITY
------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure             $1,067       $(18)           3 years
 Below investment grade risk exposure          125         (7)           2 years
Basket credit default swaps (4)
 Investment grade risk exposure              2,375        (71)           3 years
 Investment grade risk exposure                353        (63)           5 years
 Below investment grade risk exposure          477       (441)           3 years
Embedded credit derivatives
 Investment grade risk exposure                 25         24            3 years
 Below investment grade risk exposure          300        245            5 years
                                            ------      -----          ---------
                                 TOTAL      $4,722      $(331)
                                            ------      -----

                                               UNDERLYING REFERENCED
                                             CREDIT OBLIGATION(S) (1)

                                                                AVERAGE        OFFSETTING
                                                                 CREDIT         NOTIONAL       OFFSETTING
                                             TYPE                RATING        AMOUNT (3)    FAIR VALUE (3)
--------------------------------------  -------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
                                           Corporate
                                            Credit/
 Investment grade risk exposure          Foreign Gov.              A+              $915           $(19)
                                           Corporate
 Below investment grade risk exposure       Credit                 B+               114             (3)
Basket credit default swaps (4)
                                           Corporate
 Investment grade risk exposure             Credit                BBB+            1,128             17
 Investment grade risk exposure           CMBS Credit             BBB+              353             62
                                           Corporate
 Below investment grade risk exposure       Credit                BBB+               --             --
Embedded credit derivatives
                                           Corporate
 Investment grade risk exposure             Credit                BBB-               --             --
                                           Corporate
 Below investment grade risk exposure       Credit                BB+                --             --
                                        ---------------          ------          ------           ----
                                 TOTAL                                           $2,510            $57
                                                                                 ------           ----

                            AS OF DECEMBER 31, 2010

                                                                            WEIGHTED
                                                                            AVERAGE
                                            NOTIONAL      FAIR              YEARS TO
                                           AMOUNT (2)     VALUE             MATURITY
------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
 Investment grade risk exposure              $1,038         $(6)              3 years
 Below investment grade risk exposure           151          (6)              3 years
Basket credit default swaps (4)
 Investment grade risk exposure               2,064          (7)              4 years
 Investment grade risk exposure                 352         (32)              6 years
 Below investment grade risk exposure           667        (334)              4 years
Embedded credit derivatives
 Investment grade risk exposure                  25          25               4 years
 Below investment grade risk exposure           325         286               6 years
                                             ------       -----            ----------
                                 TOTAL       $4,622        $(74)
                                             ------       -----

                                                UNDERLYING REFERENCED
                                               CREDIT OBLIGATION(S) (1)

                                                                  AVERAGE          OFFSETTING
                                                                   CREDIT           NOTIONAL        OFFSETTING
                                             TYPE                  RATING          AMOUNT (3)     FAIR VALUE (3)
--------------------------------------  ------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY DERIVATIVE
 RISK EXPOSURE
Single name credit default swaps
                                           Corporate
                                            Credit/
 Investment grade risk exposure          Foreign Gov.                A+                $945            $(36)
                                           Corporate
 Below investment grade risk exposure       Credit                  BB-                 135             (11)
Basket credit default swaps (4)
                                           Corporate
 Investment grade risk exposure             Credit                  BBB+              1,155              (7)
 Investment grade risk exposure           CMBS Credit                A-                 352              32
                                           Corporate
 Below investment grade risk exposure       Credit                  BBB+                 --              --
Embedded credit derivatives
                                           Corporate
 Investment grade risk exposure             Credit                  BBB-                 --              --
                                           Corporate
 Below investment grade risk exposure       Credit                   BB                  --              --
                                        ---------------            ------            ------            ----
                                 TOTAL                                               $2,587            $(22)
                                                                                     ------            ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.7 billion and $2.6 billion as of December 31, 2011 and 2010, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Also includes $478 and $467 as of December 31, 2011 and 2010, respectively, of customized diversified portfolios of corporate issuers referenced through credit default swaps.

COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2011 and 2010, collateral pledged having a fair value of $762 and $544, respectively, was included in fixed maturities, AFS, in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of loaned securities and derivative instruments collateral pledged.

                                 DECEMBER 31, 2011         DECEMBER 31, 2010
--------------------------------------------------------------------------------
Fixed maturities, AFS                    $762                      $544
SHORT-TERM INVESTMENTS                    148                        --
                                       ------                    ------
    TOTAL COLLATERAL PLEDGED             $910                      $544
                                       ------                    ------

As of December 31, 2011 and 2010, the Company had accepted collateral with a fair value of $2.4 billion and $1.4 billion, respectively, of which $1.9 billion and $1.1 billion, respectively, was derivative cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amount recorded in other assets and other liabilities. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2011 and 2010, noncash collateral accepted was held in separate custodial accounts and were not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2011 and 2010, the fair value of securities on deposit was approximately $14.

5. REINSURANCE

ACCOUNTING POLICY

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). If the ceded transactions do not provide risk transfer, the Company accounts for these transactions as financing transactions.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. As of December 31, 2011, 2010 and 2009, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholders' equity. As of December 31, 2011, 2010, and 2009, the Company's policy for the largest amount retained on any one life by the Life Insurance segment was $10.

RESULTS

Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $252, $324, and $450 for the years ended December 31, 2011, 2010, and 2009, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $106, $129, and $178 in 2011, 2010, and 2009, respectively, and accident and health premium of $191 , $205, and $232, respectively, to HLA. Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure, a portion of the risk associated with direct written and assumed variable annuities and the associated GMDB and GMWB riders, HLAI assumed HLIKK's variable annuity contract and rider benefits, and HLAI assumed HLL's GMDB and GMWB annuity contract and rider benefits. Under this transaction, the Company ceded $71, $56, and $62 in 2011, 2010 and 2009, respectively. Refer to Note 16 of the Notes to Consolidated Financial Statements for further information.

Net fee income, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2011           2010           2009
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $4,756         $4,756         $4,890
Reinsurance assumed                        13             69             70
Reinsurance ceded                        (733)          (759)          (860)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $4,036         $4,066         $4,100
                                     --------       --------       --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

ACCOUNTING POLICY

The Company capitalizes acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance contracts. The Company's deferred policy acquisition cost ("DAC") asset, which includes the present value of future profits, related to most universal life-type contracts (including variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as, sales inducement assets ("SIA") and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock, or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This Unlock for future separate account returns is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs.

Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and associated GMDB and GMWB riders written or reinsured by HLAI. This transaction resulted in a DAC Unlock of $2.0 billion, pre-tax and $1.3 billion, after-tax. See Note 16 of the Notes to Consolidated Financial Statements for further information on the transaction.

RESULTS

Changes in the DAC balance are as follows:

                                       2011           2010           2009
--------------------------------------------------------------------------------
BALANCE, JANUARY 1                    $ 4,949        $ 5,779        $ 9,944
Deferred costs                            533            521            674
Amortization -- DAC                      (429)          (381)          (813)
Amortization -- Unlock benefit
 (charge), pre-tax (1)                   (187)           166         (2,905)
Amortization -- DAC from
 discontinued operations                   --            (17)           (11)
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other (2)        (269)        (1,120)        (1,080)
Effect of currency translation              1            (10)            24
Cumulative effect of accounting
 change, pre-tax (3)                       --             11            (54)
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $4,598         $4,949         $5,779
                                     --------       --------       --------

(1) The most significant contributors to the Unlock charge recorded during the year ended December 31, 2011 were assumption changes which reduced expected future gross profits including additional costs associated with implementing the U.S. variable annuity macro hedge program, as well as actual separate account returns below our aggregated estimated return.

     The most significant contributor to the Unlock benefit recorded during the twelve months ended December 31, 2010 was actual separate account returns above our aggregated estimated return and the impacts of assumption updates.

     The most significant contributors to the Unlock amount recorded during the twelve months ended December 31, 2009 were a charge of $2.0 billion related to reinsurance of a block of in-force and prospective U.S. variable annuities and the associated GMDB and GMWB riders with an affiliated captive reinsurer, as well as actual separate account returns significantly below our aggregated estimated return for the first quarter of 2009, partially offset by actual returns greater than our aggregated estimated return for the period from April 1, 2009 to December 31, 2009. Also included in the unlock was a $49 charge related to DAC recoverability impairment associated with the decision to suspend sales in the U.K. variable annuity business

(2) The most significant contributor to the adjustments was the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI. Other includes a $34 decrease as a result of the disposition of DAC from the sale of the Hartford Investments Canada Corporation in 2010.

(3) For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.

     For the year ended December 31, 2009 the effect of adopting new accounting guidance for investments other- than- temporarily impaired resulted in an increase to retained earnings and, as a result, a DAC charge. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses increased upon adoption of the new accounting guidance.

As of December 31, 2011, estimated future net amortization expense of present value of future profits for the succeeding five years is $17, $16, $16, $15 and $15 in 2012, 2013, 2014, 2015 and 2016, respectively.

7. GOODWILL

ACCOUNTING POLICY

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. During the fourth quarter of 2011, the Company changed the date of its annual impairment test for all reporting units to October 31st from January 1st. As a result, all reporting units performed an impairment test on October 31, 2011 in addition to the annual impairment test performed on January 1, 2011. The change was made to be consistent across all of the parent company's reporting units and to more closely align the impairment testing date with the long-range planning and forecasting process. The Company has determined that this change in accounting principle is preferable under the circumstances and does not result in any delay, acceleration or avoidance of impairment. As it was impracticable to objectively determine projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2011without applying information that has been learned since those periods, the Company has prospectively applied the change in the annual goodwill impairment testing date from October 31, 2011.

The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit's fair value to decrease.

RESULTS

The carrying amount of goodwill allocated to reporting segments is shown below.

                                                DECEMBER 31, 2011
                                                   ACCUMULATED          CARRYING
                                   GROSS           IMPAIRMENTS           VALUE
-----------------------------------------------------------------------------------
Individual Life                      $224              $ --                $224
Retirement Plans                       87                --                  87
Mutual Funds                          159                --                 159
                                   ------              ----              ------
               TOTAL GOODWILL        $470              $ --                $470
                                   ------              ----              ------

                                                DECEMBER 31, 2010
                                                   ACCUMULATED          CARRYING
                                   GROSS           IMPAIRMENTS           VALUE
-----------------------------  ----------------------------------------------------
Individual Life                      $224                --                $224
Retirement Plans                       87                --                  87
Mutual Funds                          159                --                 159
                                   ------              ----              ------
               TOTAL GOODWILL        $470              $ --                $470
                                   ------              ----              ------

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2011 and October 31, 2011, which resulted in no impairment of goodwill. All reporting units passed the first step of both impairment tests with a significant margin.

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit. Individual Life completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower than its carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the hypothetical purchase accounting required by step two of the goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the hypothetical purchase accounting, implied goodwill exceeded the carrying amount of goodwill.

The Company completed its annual goodwill assessment for the individual reporting units of the Company on January 1,2009 and concluded that the fair value of each reporting unit for which goodwill had been allocated was in excess of the respective reporting unit's carrying value.

8.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

ACCOUNTING POLICY

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESULTS

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2011         $ 1,115              $ 113
Incurred                                            271                 53
Paid                                               (276)                --
Unlock                                               48                 62
                                               --------             ------
LIABILITY -- GROSS, AS OF DECEMBER 31, 2011      $1,158               $228
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF JANUARY 1,
 2011                                             $ 686               $ 30
Incurred                                            128                 (8)
Paid                                               (143)                --
Unlock                                               53
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF DECEMBER 31,
 2011                                              $724                $22
                                               --------             ------

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2010         $ 1,304               $ 76
Incurred                                            286                 39
Paid                                               (350)                --
Unlock                                             (125)                (2)
                                               --------             ------
LIABILITY -- GROSS, AS OF DECEMBER 31, 2010      $1,115               $113
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF JANUARY 1,
 2010                                             $ 802               $ 22
Incurred                                            125                  8
Paid                                               (177)                --
Unlock                                              (64)                --
                                               --------             ------
REINSURANCE RECOVERABLE -- AS OF DECEMBER 31,
 2010                                              $686                $30
                                               --------             ------

The following table provides details concerning GMDB and GMIB exposure as of December 31, 2011:

         BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB/GMIB TYPE

                                                                                   RETAINED
                                             ACCOUNT         NET AMOUNT           NET AMOUNT         WEIGHTED AVERAGE
                                              VALUE            AT RISK             AT RISK             ATTAINED AGE
                                           ("AV") (8)        ("NAR") (9)         ("RNAR") (9)          OF ANNUITANT
-------------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)
 MAV only                                     $ 20,718            5,998               $ 483                  68
 With 5% rollup (2)                              1,469              521                  37                  68
 With Earnings Protection Benefit Rider
  ("EPB") (3)
 Benefit Rider ("EPB") (3)                       5,378              940                  21                  65
 With 5% rollup & EPB                              585              169                   7                  68
                                           -----------        ---------            --------                 ---
 Total MAV                                      28,150            7,628                 548
Asset Protection Benefit (APB) (4)              22,343            3,139                 610                  66
Lifetime Income Benefit (LIB) -- Death
 Benefit (5)                                     1,095              120                  37                  64
Reset (6) (5-7 years)                            3,139              307                 165                  68
Return of Premium (7) /Other                    21,512              876                 243                  65
                                           -----------        ---------            --------                 ---
                      SUBTOTAL U.S. GMDB      $ 76,239         $ 12,070             $ 1,603                  67
 Less: General Account Value with U.S.
  GMBD                                           7,251
                                           -----------
   SUBTOTAL SEPARATE ACCOUNT LIABILITIES
                               WITH GMDB        68,988
 Separate Account Liabilities without
  U.S. GMDB                                     74,871
                                           -----------
      TOTAL SEPARATE ACCOUNT LIABILITIES      $143,859
                                           -----------        ---------            --------                 ---
JAPAN GMDB (10),(11)                          $ 16,983          $ 5,167                $ --                  68
JAPAN GMIB (10),(11)                           $16,262           $4,805                $ --                  67
                                           -----------        ---------            --------                 ---

(1) MAV: the GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP: the GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $21.1 billion and $20.9 billion as of December 31, 2011 and December 31, 2010, respectively. The GRB related to the Japan GMAB and GMWB was $567 and $570 as of December 31, 2011 and December 31, 2010, respectively. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2011, 100% of RNAR is reinsured to an affiliate. See Note 10 of the Notes to Condensed Consolidated Financial statements.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 of the Notes to Consolidated Financial Statements for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                           DECEMBER 31,         DECEMBER 31,
                                               2011                 2010
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities (including mutual
 funds)                                        $61,472              $75,601
Cash and cash equivalents                       $7,516                8,365
                                             ---------            ---------
                                 TOTAL         $68,988              $83,966
                                             ---------            ---------

As of December 31, 2011 and December 31, 2010, approximately 17% and 15%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 83% and 85%, respectively, were invested in equity securities.

9.  SALES INDUCEMENTS

ACCOUNTING POLICY

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 6 for more information concerning the Unlock.

RESULTS

Changes in deferred sales inducement activity were as follows for the years ended December 31:

                                            2011         2010         2009
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF YEAR                  $ 197        $ 194        $ 533
Sales inducements deferred                      6           10           43
Amortization -- Unlock                         (4)          (9)        (286)
Amortization charged to income                (13)           2          (96)
                                           ------       ------       ------
BALANCE, END OF YEAR                         $186         $197         $194
                                           ------       ------       ------

10.  COMMITMENTS AND CONTINGENCIES

ACCOUNTING POLICY

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others and in addition to the matter described below, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with investment products and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

Apart from the inherent difficulty of predicting litigation outcomes, particularly the matter specifically identified below purports to seek substantial damages for unsubstantiated conduct spanning a multi-year period based on novel and complex legal theories. The alleged damages are not quantified or factually supported in the complaint, and, in any event, the Company's experience shows that demands for damages often bear little relation to a reasonable estimate of potential loss. The matter is in the earliest stages of litigation, with no substantive legal decisions by the court defining the scope of the claims or the potentially available damages. The Company has not yet answered the complaint or asserted its defenses, and fact discovery has not yet begun. Accordingly, management cannot reasonably estimate the possible loss or range of loss, if any, or predict the timing of the eventual resolution of this matter.

MUTUAL FUND FEES LITIGATION -- In October 2010, a derivative action was brought on behalf of six Hartford retail mutual funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC ("HIFSCO") received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. In February 2011, a nearly identical derivative action was brought against HIFSCO in the United States District Court for the District of New Jersey, on behalf of six additional Hartford retail mutual funds. Both actions were assigned to the Honorable Renee Marie Bumb, a judge in the District of New Jersey who was sitting by designation with respect to the Delaware action. Plaintiffs in each action seek to rescind the investment management agreements and distribution plans between HIFSCO and the funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received. In addition, plaintiffs in the New Jersey action seek recovery of lost earnings. HIFSCO moved to dismiss both actions and, in September 2011, the motions to dismiss were granted in part and denied in part, with leave to amend the complaints. In November 2011, a stipulation of voluntary dismissal was filed in the Delaware action and plaintiffs in the New Jersey action filed an amended complaint on behalf of six mutual funds, seeking the same relief as in their original complaint. HIFSCO disputes the allegations and has filed a partial motion to dismiss.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2011, is $403. Of this $403, the legal entities have posted collateral of $425 in the normal course of business. Based on derivative market values as of December 31, 2011, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require an additional $15 to be posted as collateral. Based on derivative market values as of December 31, 2011, a downgrade by either Moody's or S&P of two levels below the legal entities' current financial strength ratings would not require additional collateral to be posted. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $19, $15 and $25 for the years ended December 31, 2011, 2010 and 2000, respectively. Future minimum lease commitments are as follows:

2012                                                                         $16
2013                                                                          12
2014                                                                           8
2015                                                                           6
2016                                                                           4
Thereafter                                                                     7
                                                                            ----
                                                                     TOTAL   $53
                                                                            ----

UNFUNDED COMMITMENTS

As of December 31, 2011, the Company has outstanding commitments totaling $852, of which $399 is largely related to commercial whole loans expected to fund in the first half of 2012. Additionally, $376 is committed to fund limited partnerships and other alternative investments. These capital commitments may be called by the partnership during the commitment period (on average two to four years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are related to various funding obligations associated with private placement securities. These have a commitment period of one month to one year.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2011 and 2010, the liability balance was $43 and $7, respectively. As of December 31, 2011 and 2010, $26 and $9, respectively, related to premium tax offsets were included in other assets. In 2011, the Company recognized $22 for expected assessments related to the Executive Life Insurance Company of New York (ELNY) insolvency.

11. INCOME TAX

ACCOUNTING POLICY

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $89 as of December 31, 2011 and $139 as of December 31, 2010. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in the second quarter of 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company's tax planning strategies and in particular the Company's ability to utilize tax benefits on previously recognized realized capital losses.

RESULTS

Income tax expense (benefit) is as follows:

                                         FOR THE YEARS ENDED DECEMBER 31,
                                        2011          2010          2009
--------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
 Current -- U.S. Federal                 $(176)         $49            $300
     -- International                       --            5              --
                                       -------       ------       ---------
                        TOTAL CURRENT    $(176)          54             300
                                       -------       ------       ---------
 Deferred -- U.S. Federal Excluding
  NOL Carryforward                          76          175          (2,387)
     -- Net Operating Loss
     Carryforward                         (163)          (1)            688
                                       -------       ------       ---------
                       TOTAL DEFERRED      (87)         174          (1,699)
                                       -------       ------       ---------
   TOTAL INCOME TAX EXPENSE (BENEFIT)    $(263)        $228         $(1,399)
                                       -------       ------       ---------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2011            2010
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $479            $531
Investment-related items                                 92             348
Insurance product derivatives                         2,011           1,792
NOL Carryover                                           252              83
Minimum tax credit                                      387             542
Foreign tax credit carryovers                            17              --
Depreciable & Amortizable assets                         37              48
Other                                                    23               1
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      3,298           3,345
 Valuation Allowance                                    (89)           (139)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      3,209           3,206
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                    (827)         (1,000)
Net unrealized gain on investments                     (735)             (5)
Employee benefits                                       (41)            (33)
Other                                                    --             (30)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,603)         (1,068)
                                                  ---------       ---------
            TOTAL DEFERRED TAX ASSET (LIABILITY)      1,606           2,138
                                                  ---------       ---------

As of December 31, 2011 and 2010, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $ 359 and $310, which have no expiration. The Company had a current income tax recoverable of $330 as of December 31, 2011 and a current income tax recoverable of $258 as of December 31, 2010.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $0, $0 and $65 for 2011, 2010 and 2009, respectively.

Included in the Company's December 31, 2011 $1.6 billion net deferred tax asset is $1.8 billion relating to items treated as ordinary for federal income tax purposes, and a $238 net deferred tax liability for items classified as capital in nature. The $238 capital items are comprised of $497 of gross deferred tax assets related to realized capital losses and $735 of gross deferred tax liabilities related to net unrealized capital gains.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2012, with no material impact on the consolidated financial condition or results of operations. In addition, in the second quarter of 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction (DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                         FOR THE YEARS ENDED DECEMBER 31,
                                        2011          2010          2009
--------------------------------------------------------------------------------
Tax provision at the U.S. federal
 statutory rate                             (7)         332         $(1,239)
Dividends received deduction              (201)        (145)           (181)
Foreign related investments                 (1)           3              28
Valuation Allowance                        (50)          58              31
Other                                       (4)         (20)            (38)
                                       -------       ------       ---------
                                TOTAL    $(263)        $228         $(1,399)
                                       -------       ------       ---------

12. DEBT

SHORT-TERM DEBT

The Company became a member of the Federal Home Loan Bank of Boston ("FHLBB") in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The Connecticut Department of Insurance ("CTDOI") will permit the Company to pledge up to $1.48 billion in qualifying assets to secure FHLBB advances for 2012. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2011, the Company had no advances outstanding under the FHLBB facility.

CONSUMER NOTES

The Company issued consumer notes through its Retail Investor Notes Program prior to 2009. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2011, these consumer notes have interest rates ranging from 4% to 5% for fixed notes and, for variable notes, based on December 31, 2011 rates, either consumer price index plus 100 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $155 in 2012, $78 in 2013, $13 in 2014, $30 in 2015, $18 in 2016 and $20 thereafter. For 2011, 2010 and 2009, interest credited to holders of consumer notes was $15, $25 and $51, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2011, 2010 and 2009, and the statutory capital and surplus amounts as of December 31, 2011, 2010 and 2009 in the table below are based on actual statutory filings with the applicable regulatory authorities.

                                              FOR THE YEARS ENDED DECEMBER 31,
                                              2011          2010          2009
--------------------------------------------------------------------------------
Combined statutory net (loss) income           $(669)         $208        $1,866
                                             -------       -------       -------
Statutory capital and surplus                 $5,920        $5,832        $5,365
                                             -------       -------       -------

Statutory accounting practices do not consolidate the net (loss) income of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net
(loss) income above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net (loss) income.

In December 2009, the NAIC issued Statement of Statutory Accounting Principles ("SSAP") No. 10R, Income Taxes -- Revised, A Temporary Replacement of SSAP No.
10. SSAP No. 10R was updated in September 2010 and is effective for annual periods December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years and increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus.

DIVIDENDS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $399 in dividends in 2012 without prior approval from the applicable insurance commissioner. In 2011, the Company received dividends of $7 from its subsidiaries. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $592 in 2012. However, because the Company's earned surplus is negative as of December 31, 2011, the Company will not be permitted to pay any dividends to its parent in 2012 without prior approval from the Connecticut Insurance Commissioner until such time as earned surplus becomes positive. In 2011, the Company did not pay dividends to its parent company.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension, The Hartford Retirement Plan for U.S. Employees, and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $45, $43 and $32 for the years ended December 31, 2011, 2010 and 2009, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In 2004, The Hartford began allocating a percentage of base salary to the Plan for eligible employees. In 2011, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $9, $13 and $13 for the years ended December 31, 2011, 2010 and 2009, respectively.

15. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $14, $32 and $25 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $5, $11 and $7 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company did not capitalize any cost of stock-based compensation.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2011 and 2010, the Company had $54 and $53 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2011, 2010, and 2009, the Company recorded earned premiums of $12, $18, and $285 for these intercompany claim annuities. In the fourth quarter of 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2011 and 2010, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., subsequently reinsured in-force and prospective MVA annuities to the Company effective September 1, 2004. As of December 31, 2011 and 2010, $2.6 billion and $2.7 billion, respectively, of the account value had been assumed by the Company.

A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with HLIKK effective August 31, 2005. HLAI assumed in-force and prospective GMIB riders. Via amendment, effective July 31, 2006, HLAI also assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006. GMIB riders issued prior to April 1, 2005 were recaptured, while GMIB riders issued by HLIKK subsequent to April 1, 2005, continue to be reinsured by HLAI. Additionally, a tiered reinsurance premium structure was implemented.

HLAI has three additional reinsurance agreements with HLIKK covering certain variable annuity contracts. Effective September 30, 2007, HLAI assumed 100% of the in-force and prospective GMAB, GMIB and GMDB risks issued by HLIKK. Effective February 29, 2008, HLAI assumed 100% of the in-force and prospective GMIB and GMDB riders issued by HLIKK. Effective October 1, 2008, HLAI assumed 100% of the in-force and prospective GMDB riders issued on or after April 1, 2005 by HLIKK. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $50 and $54 and the net amount at risk for the assumed GMDB reinsurance was $5.0 billion and $4.1 billion at December 31, 2011 and 2010, respectively.

While the form of the agreement between HLAI and HLIKK for the GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for the GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income
(loss). The fair value of the GMIB liability was $3.2 billion and $2.6 billion at December 31, 2011 and 2010, respectively.

Effective November 1, 2010, HLAI entered into a reinsurance agreement with Hartford Life Limited Ireland, ("HLL"), a wholly owned UK subsidiary of HLAI. Through this agreement, HLL agreed to cede, and HLAI agreed to reinsure, GMDB and GMWB risks issued by HLL on its variable annuity business. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $5 and $8 and the net amount at risk for the assumed GMDB reinsurance was $80 and $23 at December 31, 2011 and 2010, respectively.

While the form of the agreements between HLAI and HLIKK, and HLAI and HLL for the GMAB/GMWB business is reinsurance, in substance and for accounting purposes these agreements are free standing derivatives. As such, the reinsurance agreements for the GMAB/GMWB business are recorded at fair value on the Company's Consolidated Balance Sheets, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The fair value of the GMAB/GMWB liability was $37 and $43 at December 31, 2011 and 2010, respectively.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, and amended on November 1, 2010, HLAI, a subsidiary of HLIC, entered into a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with White River Life Reinsurance ("WRR"), an affiliated captive insurance company. The agreement provides that HLAI will cede, and WRR will reinsure a portion of the risk associated with direct written and assumed variable annuities and the associated GMDB and GMWB riders, HLAI assumed HLIKK's variable annuity contract and rider benefits, and HLAI assumed HLL's GMDB and GMWB annuity contract and rider benefits

Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments are recorded as an adjustment to operating expenses.

For the year ended December 31, 2011 the impact of this transaction was a decrease to earnings of $323 after-tax. Included in this amount are net realized capital gains of $503, which represents the change in valuation of the derivative associated with this transaction. In addition, the balance sheet of the Company reflects a modco reinsurance (payable)/recoverable, a deposit liability as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance (payable)/recoverable, deposit liability and net reinsurance recoverable were ($2.9) billion, $0, $2.6 billion and $(864), $78, and $1.7 billion at December 31, 2011 and December 31, 2010, respectively.

At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. The following table illustrates the transaction's impact on the Company's Statement of Operations as of December 31, 2010 and 2009, respectively.

                                       2011          2010           2009
--------------------------------------------------------------------------------
Fee Income and other                     $ --          $ --             $84
Earned premiums                           (71)          (56)            (62)
Net realized gains (losses)               503           546            (629)
                                      -------       -------       ---------
                      TOTAL REVENUES      432           490            (607)
Benefits, losses and loss adjustment
 expenses                                 (51)          (40)            (51)
Amortization of deferred policy
 acquisition costs and present value
 of future profits                         --            --           1,883
Insurance operating costs and other
 expenses                                 972          (348)             (9)
                                      -------       -------       ---------
                      TOTAL EXPENSES      921          (388)          1,823
INCOME (LOSS) BEFORE INCOME TAXES        (489)          878          (2,430)
Income tax expense (benefit)             (166)          308            (851)
                                      -------       -------       ---------
                   NET INCOME (LOSS)    $(323)         $570         $(1,579)
                                      -------       -------       ---------

(1) At inception of contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premium and reserves to WRR. 2009 figures illustrate the transaction's impact at inception on the Company's Statement of Operations and the fourth quarter of 2009 activity.

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company, an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for U.S. GAAP. A standby unaffiliated third party Letter of Credit supports a portion of the statutory reserves that have been ceded to the Champlain Life Reinsurance Company.

17. RESTRUCTURING, SEVERANCE AND OTHER COSTS

During the year ended December 31, 2009, the Company completed a review of several strategic alternatives with a goal of preserving capital, reducing risk and stabilizing its ratings. These alternatives included the potential restructuring, discontinuation or disposition of various business lines. Following that review, the Company announced that it would suspend all new sales in its European operations and suspend sales of certain IIP business. The Company has also executed on plans to change the management structure of the organization and reorganized the nature and focus of certain of the Company's operations. These plans resulted in termination benefits to current employees, costs to terminate leases and other contracts and asset impairment charges. The Company completed these restructuring activities and executed final payment during the year ended December 31, 2010.

The following pre-tax charges were incurred during the year ended December 31, 2009 in connection with these restructuring activities:

Severance benefits                                                           $19
Asset impairment charges                                                      26
Other contract termination charges                                             5
                                                                            ----
                            TOTAL RESTRUCTURING, SEVERANCE AND OTHER COSTS   $50
                                                                            ----

The amounts incurred during the year ended December 31, 2009 were recorded in Insurance operating costs and other expenses within the Company's Other category. There were no restructuring or severance costs incurred in 2011 and 2010.

18. SALE OF ASSETS AND JOINT VENTURE

SERVICING AGREEMENT OF HARTFORD LIFE PRIVATE PLACEMENT LLC

On November 22, 2011, the Company entered into an agreement with Philadelphia Financial Group, Inc. ("Philadelphia Financial") whereby Philadelphia Financial will acquire certain assets that are used to administer the Company's private placement life insurance ("PPLI") businesses currently administered by Hartford Life Private Placement, LLC ("HLPP"), an affiliate of the Company. The PPLI business administered by HLPP includes the life insurance owned by banks, corporations and high net worth individuals, and group annuity policies. The transaction is expected to close in the second quarter of 2012, subject to regulatory approvals and closing conditions. Upon closing, Philadelphia Financial and the Company will enter into a servicing agreement whereby Philadelphia Financial will service the PPLI businesses administered by HLPP. The Company will retain certain corporate functions associated with this business as well as the mortality risk on the insurance policies. Under the terms of the transaction, Philadelphia Financial will receive certain future income from the policies and pay the Company $118 at closing, resulting in an estimated deferred gain between $65 and $75 after-tax, which will be amortized over the estimated life of the underlying insurance policies. The actual amount may be different. The deferred gain is not expected to have a material impact on the Company's results of operations in future periods. The assets and liabilities of the PPLI business are included in the Runoff Operations segment.

SALE OF JOINT VENTURE INTEREST IN ICATU HARTFORD SEGUROS, S.A.

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135. The transaction closed in 2010, and the Company received cash proceeds of $130, which was net of capital gains tax withheld of $5. The investment in IHS was reported as an equity method investment in Other assets. As a result of the Share Purchase Agreement, the Company recorded in 2009, an asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses of $44, after-tax.

See Note 19 for sale of subsidiaries that met the criteria for discontinued operations.

19. DISCONTINUED OPERATIONS

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company recognized a net realized capital gain of $41, after-tax, on the sale of HICC and a net realized capital loss of $4, after-tax, on the sale of HAIL. HICC was previously included in the Mutual Funds reporting segment and HAIL was included in the Runoff reporting segment. The Company does not expect these sales to have a material impact on the Company's future earnings.

The following table presents the combined amounts related to the operations of HICC and HAIL, which have been reflected as discontinued operations in the Consolidated Statements of Operations.

                                                     FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                                  2010                 2009
--------------------------------------------------------------------------------
REVENUES
Fee income and other                               $36                  $29
Net realized capital losses                         --                   (1)
                                                  ----                 ----
                             TOTAL REVENUES         36                   28
BENEFITS, LOSSES AND EXPENSES
Insurance operating and other expenses              28                   24
Amortization of deferred policy acquisition
 costs and present value of future profits          17                   11
                                                  ----                 ----
        TOTAL BENEFITS, LOSSES AND EXPENSES         45                   35
                   LOSS BEFORE INCOME TAXES         (9)                  (7)
Income tax benefit                                  (3)                  (2)
                                                  ----                 ----
       LOSS FROM OPERATIONS OF DISCONTINUED
                     OPERATIONS, NET OF TAX         (6)                  (5)
Net realized capital gain on disposal, net
 of tax                                             37                   --
                                                  ----                 ----
INCOME (LOSS) FROM DISCONTINUED OPERATIONS,
                                 NET OF TAX        $31                  $(5)
                                                  ----                 ----

20. QUARTERLY RESULTS FOR 2011 AND 2010 (UNAUDITED)

                                                                      THREE MONTHS ENDED
                                 MARCH 31,                   JUNE 30,                  SEPTEMBER 30,               DECEMBER 31,
                            2011          2010          2011          2010          2011          2010          2011          2010
------------------------------------------------------------------------------------------------------------------------------------
Total revenues              $1,181        $1,247        $1,772        $2,203        $2,537        $1,229        $1,113        $1,302
Total benefits, losses
 and expenses                  877         1,238         1,505         2,392         3,385           690           855           712
Income (loss) from
 continuing operations,
 net of tax                    239            (7)          324           (84)         (525)          379           206           433
Income (loss) from
 discontinued operations,
 net of tax                     --            (1)           --            (1)           --            (3)           --            36
Net income (loss)              239            (8)          324           (85)         (525)          376           206           469
Less: Net income (loss)
 attributable to the
 noncontrolling interest         1             2             1             3            (4)            2             2             1
Net income (loss)
 attributable to Hartford
 Life Insurance Company       $238          $(10)         $323          $(88)        $(521)         $374          $204          $468
                           -------       -------       -------       -------       -------       -------       -------       -------

21. SUBSEQUENT EVENT

On March 21, 2012, The Hartford announced that it has decided to focus on its Property and Casualty, Group Benefits and Mutual Funds businesses. As a result, the Company will cease selling its individual annuity products in the second quarter of 2012. In addition, the Company is pursuing sales or other strategic alternatives for its Individual Life, Woodbury Financial Services and Retirement Plans businesses.